UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07589
The Hartford Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
Registrant's telephone number, including area code:
(610) 386-4068
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
(a) The Annual Shareholder Reports for each of The Capital Appreciation Fund, Hartford Core Equity Fund, The Hartford Dividend and Growth Fund, The Hartford Equity Income Fund, The Hartford Healthcare Fund, The Hartford MidCap Fund, The Hartford MidCap Value Fund, Hartford Small Cap Value Fund, The Hartford Small Company Fund, The Hartford Balanced Income Fund, The Hartford Checks and Balances Fund, The Hartford Conservative Allocation Fund, The Hartford Growth Allocation Fund, Hartford Moderate Allocation Fund, Hartford Multi-Asset Income Fund and Hartford Real Asset Fund are filed herewith.
Annual Shareholder Report
October 31, 2024
The Hartford Capital Appreciation Fund
Class A/ITHAX
This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.04%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2024. During the second half of the period, the rally in U.S. stocks considerably broadened beyond a concentrated group of mega-cap technology companies that powered the market in the first half of the period. The labor market continued to cool, primarily through fewer job openings and reduced hiring rather than widespread layoffs. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, contributed positively to relative performance during the period due to the Fund’s underweight allocations to the Energy and Healthcare sectors.
  Security selection within the Information Technology, Communication Services, and Energy sectors contributed positively to relative performance.
  The Fund’s exposure to companies that we believe are higher quality contributed to relative results.
  Top individual contributors over the period were an underweight position in Apple (Information Technology), an overweight position in American Express (Financials), and an out-of-benchmark position in ARM (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Industrials, Consumer Discretionary, and Healthcare sectors.
  From a style perspective, the Fund’s underweight exposure to higher-momentum names detracted from relative performance.
  The largest individual detractors over the period were an underweight position in NVIDIA (Information Technology), as well as overweight positions in Nike (Consumer Discretionary) and LKQ (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class A
$9,450 starting value
$24,203 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value
S&P 500 Index
$10,000 starting value
$33,950 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	27.11%	9.76%	9.24%
Class A (without 5.50% maximum front-end sales charge)	34.51%	11.01%	9.86%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 Index	38.02%	15.27%	13.00%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,255,800,025%
Total number of portfolio holdings (excluding derivatives, if any)	$144%
Total investment management fees paid	$40,293,822%
Portfolio turnover rate	$85%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.0%
Financials	14.6%
Industrials	10.7%
Consumer Discretionary	10.5%
Communication Services	9.5%
Health Care	8.8%
Consumer Staples	4.7%
Materials	4.2%
Real Estate	3.5%
Energy	2.6%
Utilities	1.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITHAX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Capital Appreciation Fund
Class C/HCACX
This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	1.85%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2024. During the second half of the period, the rally in U.S. stocks considerably broadened beyond a concentrated group of mega-cap technology companies that powered the market in the first half of the period. The labor market continued to cool, primarily through fewer job openings and reduced hiring rather than widespread layoffs. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, contributed positively to relative performance during the period due to the Fund’s underweight allocations to the Energy and Healthcare sectors.
  Security selection within the Information Technology, Communication Services, and Energy sectors contributed positively to relative performance.
  The Fund’s exposure to companies that we believe are higher quality contributed to relative results.
  Top individual contributors over the period were an underweight position in Apple (Information Technology), an overweight position in American Express (Financials), and an out-of-benchmark position in ARM (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Industrials, Consumer Discretionary, and Healthcare sectors.
  From a style perspective, the Fund’s underweight exposure to higher-momentum names detracted from relative performance.
  The largest individual detractors over the period were an underweight position in NVIDIA (Information Technology), as well as overweight positions in Nike (Consumer Discretionary) and LKQ (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class C
$10,000 starting value
$23,742 ending value
S&P 500 Index
$10,000 starting value
$33,950 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	32.45%	10.13%	9.03%
Class C (without 1.00% contingent deferred sales charge)	33.45%	10.13%	9.03%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 Index	38.02%	15.27%	13.00%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,255,800,025%
Total number of portfolio holdings (excluding derivatives, if any)	$144%
Total investment management fees paid	$40,293,822%
Portfolio turnover rate	$85%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.0%
Financials	14.6%
Industrials	10.7%
Consumer Discretionary	10.5%
Communication Services	9.5%
Health Care	8.8%
Consumer Staples	4.7%
Materials	4.2%
Real Estate	3.5%
Energy	2.6%
Utilities	1.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCACX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Capital Appreciation Fund
Class I/ITHIX
This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.78%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2024. During the second half of the period, the rally in U.S. stocks considerably broadened beyond a concentrated group of mega-cap technology companies that powered the market in the first half of the period. The labor market continued to cool, primarily through fewer job openings and reduced hiring rather than widespread layoffs. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, contributed positively to relative performance during the period due to the Fund’s underweight allocations to the Energy and Healthcare sectors.
  Security selection within the Information Technology, Communication Services, and Energy sectors contributed positively to relative performance.
  The Fund’s exposure to companies that we believe are higher quality contributed to relative results.
  Top individual contributors over the period were an underweight position in Apple (Information Technology), an overweight position in American Express (Financials), and an out-of-benchmark position in ARM (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Industrials, Consumer Discretionary, and Healthcare sectors.
  From a style perspective, the Fund’s underweight exposure to higher-momentum names detracted from relative performance.
  The largest individual detractors over the period were an underweight position in NVIDIA (Information Technology), as well as overweight positions in Nike (Consumer Discretionary) and LKQ (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class I
$10,000 starting value
$26,334 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value
S&P 500 Index
$10,000 starting value
$33,950 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	34.85%	11.30%	10.17%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 Index	38.02%	15.27%	13.00%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,255,800,025%
Total number of portfolio holdings (excluding derivatives, if any)	$144%
Total investment management fees paid	$40,293,822%
Portfolio turnover rate	$85%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.0%
Financials	14.6%
Industrials	10.7%
Consumer Discretionary	10.5%
Communication Services	9.5%
Health Care	8.8%
Consumer Staples	4.7%
Materials	4.2%
Real Estate	3.5%
Energy	2.6%
Utilities	1.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITHIX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Capital Appreciation Fund
Class R3/ITHRX
This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$165	1.41%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2024. During the second half of the period, the rally in U.S. stocks considerably broadened beyond a concentrated group of mega-cap technology companies that powered the market in the first half of the period. The labor market continued to cool, primarily through fewer job openings and reduced hiring rather than widespread layoffs. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, contributed positively to relative performance during the period due to the Fund’s underweight allocations to the Energy and Healthcare sectors.
  Security selection within the Information Technology, Communication Services, and Energy sectors contributed positively to relative performance.
  The Fund’s exposure to companies that we believe are higher quality contributed to relative results.
  Top individual contributors over the period were an underweight position in Apple (Information Technology), an overweight position in American Express (Financials), and an out-of-benchmark position in ARM (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Industrials, Consumer Discretionary, and Healthcare sectors.
  From a style perspective, the Fund’s underweight exposure to higher-momentum names detracted from relative performance.
  The largest individual detractors over the period were an underweight position in NVIDIA (Information Technology), as well as overweight positions in Nike (Consumer Discretionary) and LKQ (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R3
$10,000 starting value
$24,743 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value
S&P 500 Index
$10,000 starting value
$33,950 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	34.03%	10.61%	9.48%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 Index	38.02%	15.27%	13.00%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,255,800,025%
Total number of portfolio holdings (excluding derivatives, if any)	$144%
Total investment management fees paid	$40,293,822%
Portfolio turnover rate	$85%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.0%
Financials	14.6%
Industrials	10.7%
Consumer Discretionary	10.5%
Communication Services	9.5%
Health Care	8.8%
Consumer Staples	4.7%
Materials	4.2%
Real Estate	3.5%
Energy	2.6%
Utilities	1.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITHRX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Capital Appreciation Fund
Class R4/ITHSX
This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$129	1.10%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2024. During the second half of the period, the rally in U.S. stocks considerably broadened beyond a concentrated group of mega-cap technology companies that powered the market in the first half of the period. The labor market continued to cool, primarily through fewer job openings and reduced hiring rather than widespread layoffs. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, contributed positively to relative performance during the period due to the Fund’s underweight allocations to the Energy and Healthcare sectors.
  Security selection within the Information Technology, Communication Services, and Energy sectors contributed positively to relative performance.
  The Fund’s exposure to companies that we believe are higher quality contributed to relative results.
  Top individual contributors over the period were an underweight position in Apple (Information Technology), an overweight position in American Express (Financials), and an out-of-benchmark position in ARM (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Industrials, Consumer Discretionary, and Healthcare sectors.
  From a style perspective, the Fund’s underweight exposure to higher-momentum names detracted from relative performance.
  The largest individual detractors over the period were an underweight position in NVIDIA (Information Technology), as well as overweight positions in Nike (Consumer Discretionary) and LKQ (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R4
$10,000 starting value
$25,519 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value
S&P 500 Index
$10,000 starting value
$33,950 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	34.45%	10.95%	9.82%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 Index	38.02%	15.27%	13.00%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,255,800,025%
Total number of portfolio holdings (excluding derivatives, if any)	$144%
Total investment management fees paid	$40,293,822%
Portfolio turnover rate	$85%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.0%
Financials	14.6%
Industrials	10.7%
Consumer Discretionary	10.5%
Communication Services	9.5%
Health Care	8.8%
Consumer Staples	4.7%
Materials	4.2%
Real Estate	3.5%
Energy	2.6%
Utilities	1.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITHSX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Capital Appreciation Fund
Class R5/ITHTX
This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$94	0.80%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2024. During the second half of the period, the rally in U.S. stocks considerably broadened beyond a concentrated group of mega-cap technology companies that powered the market in the first half of the period. The labor market continued to cool, primarily through fewer job openings and reduced hiring rather than widespread layoffs. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, contributed positively to relative performance during the period due to the Fund’s underweight allocations to the Energy and Healthcare sectors.
  Security selection within the Information Technology, Communication Services, and Energy sectors contributed positively to relative performance.
  The Fund’s exposure to companies that we believe are higher quality contributed to relative results.
  Top individual contributors over the period were an underweight position in Apple (Information Technology), an overweight position in American Express (Financials), and an out-of-benchmark position in ARM (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Industrials, Consumer Discretionary, and Healthcare sectors.
  From a style perspective, the Fund’s underweight exposure to higher-momentum names detracted from relative performance.
  The largest individual detractors over the period were an underweight position in NVIDIA (Information Technology), as well as overweight positions in Nike (Consumer Discretionary) and LKQ (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R5
$10,000 starting value
$26,294 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value
S&P 500 Index
$10,000 starting value
$33,950 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	34.82%	11.28%	10.15%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 Index	38.02%	15.27%	13.00%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,255,800,025%
Total number of portfolio holdings (excluding derivatives, if any)	$144%
Total investment management fees paid	$40,293,822%
Portfolio turnover rate	$85%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.0%
Financials	14.6%
Industrials	10.7%
Consumer Discretionary	10.5%
Communication Services	9.5%
Health Care	8.8%
Consumer Staples	4.7%
Materials	4.2%
Real Estate	3.5%
Energy	2.6%
Utilities	1.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITHTX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Capital Appreciation Fund
Class R6/ITHVX
This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$82	0.70%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2024. During the second half of the period, the rally in U.S. stocks considerably broadened beyond a concentrated group of mega-cap technology companies that powered the market in the first half of the period. The labor market continued to cool, primarily through fewer job openings and reduced hiring rather than widespread layoffs. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, contributed positively to relative performance during the period due to the Fund’s underweight allocations to the Energy and Healthcare sectors.
  Security selection within the Information Technology, Communication Services, and Energy sectors contributed positively to relative performance.
  The Fund’s exposure to companies that we believe are higher quality contributed to relative results.
  Top individual contributors over the period were an underweight position in Apple (Information Technology), an overweight position in American Express (Financials), and an out-of-benchmark position in ARM (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Industrials, Consumer Discretionary, and Healthcare sectors.
  From a style perspective, the Fund’s underweight exposure to higher-momentum names detracted from relative performance.
  The largest individual detractors over the period were an underweight position in NVIDIA (Information Technology), as well as overweight positions in Nike (Consumer Discretionary) and LKQ (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R6
$10,000 starting value
$26,549 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

S&P 500 Index
$10,000 starting value
$33,950 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	34.99%	11.40%	10.26%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 Index	38.02%	15.27%	13.00%
Class R6 shares commenced operations on November 7, 2014 and performance prior to that date is that of the Fund’s Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,255,800,025%
Total number of portfolio holdings (excluding derivatives, if any)	$144%
Total investment management fees paid	$40,293,822%
Portfolio turnover rate	$85%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.0%
Financials	14.6%
Industrials	10.7%
Consumer Discretionary	10.5%
Communication Services	9.5%
Health Care	8.8%
Consumer Staples	4.7%
Materials	4.2%
Real Estate	3.5%
Energy	2.6%
Utilities	1.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITHVX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Capital Appreciation Fund
Class Y/HCAYX
This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$94	0.80%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2024. During the second half of the period, the rally in U.S. stocks considerably broadened beyond a concentrated group of mega-cap technology companies that powered the market in the first half of the period. The labor market continued to cool, primarily through fewer job openings and reduced hiring rather than widespread layoffs. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, contributed positively to relative performance during the period due to the Fund’s underweight allocations to the Energy and Healthcare sectors.
  Security selection within the Information Technology, Communication Services, and Energy sectors contributed positively to relative performance.
  The Fund’s exposure to companies that we believe are higher quality contributed to relative results.
  Top individual contributors over the period were an underweight position in Apple (Information Technology), an overweight position in American Express (Financials), and an out-of-benchmark position in ARM (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Industrials, Consumer Discretionary, and Healthcare sectors.
  From a style perspective, the Fund’s underweight exposure to higher-momentum names detracted from relative performance.
  The largest individual detractors over the period were an underweight position in NVIDIA (Information Technology), as well as overweight positions in Nike (Consumer Discretionary) and LKQ (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$1,000,000
$800,000
$600,000
$400,000
$200,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class Y
$250,000 starting value
$660,525 ending value
S&P 500 Index
$250,000 starting value
$848,762 ending value
Russell 3000 Index
$250,000 starting value
$807,441 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	34.85%	11.30%	10.20%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 Index	38.02%	15.27%	13.00%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,255,800,025%
Total number of portfolio holdings (excluding derivatives, if any)	$144%
Total investment management fees paid	$40,293,822%
Portfolio turnover rate	$85%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.0%
Financials	14.6%
Industrials	10.7%
Consumer Discretionary	10.5%
Communication Services	9.5%
Health Care	8.8%
Consumer Staples	4.7%
Materials	4.2%
Real Estate	3.5%
Energy	2.6%
Utilities	1.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCAYX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Capital Appreciation Fund
Class F/HCAFX
This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$82	0.70%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2024. During the second half of the period, the rally in U.S. stocks considerably broadened beyond a concentrated group of mega-cap technology companies that powered the market in the first half of the period. The labor market continued to cool, primarily through fewer job openings and reduced hiring rather than widespread layoffs. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, contributed positively to relative performance during the period due to the Fund’s underweight allocations to the Energy and Healthcare sectors.
  Security selection within the Information Technology, Communication Services, and Energy sectors contributed positively to relative performance.
  The Fund’s exposure to companies that we believe are higher quality contributed to relative results.
  Top individual contributors over the period were an underweight position in Apple (Information Technology), an overweight position in American Express (Financials), and an out-of-benchmark position in ARM (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Industrials, Consumer Discretionary, and Healthcare sectors.
  From a style perspective, the Fund’s underweight exposure to higher-momentum names detracted from relative performance.
  The largest individual detractors over the period were an underweight position in NVIDIA (Information Technology), as well as overweight positions in Nike (Consumer Discretionary) and LKQ (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class F
$1,000,000 starting value
$2,651,397 ending value

S&P 500 Index
$1,000,000 starting value
$3,395,049 ending value

Russell 3000 Index
$1,000,000 starting value
$3,229,763 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	35.00%	11.40%	10.24%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 Index	38.02%	15.27%	13.00%
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,255,800,025%
Total number of portfolio holdings (excluding derivatives, if any)	$144%
Total investment management fees paid	$40,293,822%
Portfolio turnover rate	$85%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.0%
Financials	14.6%
Industrials	10.7%
Consumer Discretionary	10.5%
Communication Services	9.5%
Health Care	8.8%
Consumer Staples	4.7%
Materials	4.2%
Real Estate	3.5%
Energy	2.6%
Utilities	1.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCAFX_1024
Annual Shareholder Report
October 31, 2024
Hartford Core Equity Fund
Class A/HAIAX
This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.70%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Underweight allocations to the Energy, Materials, and Consumer Staples sectors contributed positively to relative performance.
  Security selection within the Information Technology, Communication Services, and Health Care sectors contributed positively to performance.
  Top individual contributors over the period were an underweight position in GE Vernova (Industrials) and overweight positions in Broadcom (Information Technology) and American Express (Financials).
Top Detractors to Performance
  Sector allocation, a result of our bottom-up stock selection process, was the main detractor from relative performance during the period, due to overweight allocations to the Healthcare and Financials sectors and an underweight to the Information Technology sector.
  Security selection slightly detracted from relative performance during the period, driven by weak selection within the Consumer Staples, Consumer Discretionary, and Energy sectors.
  The largest individual detractors over the period were overweight positions in Estee Lauder (Consumer Staples), UnitedHealth Group (Healthcare), and EOG Resources (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	29.01%	12.07%	11.84%
Class A (without 5.50% maximum front-end sales charge)	36.51%	13.35%	12.47%
S&P 500 Index	38.02%	15.27%	13.00%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$10,526,102,511%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$33,189,460%
Portfolio turnover rate	$27%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.8%
Financials	12.9%
Health Care	12.6%
Consumer Discretionary	10.3%
Industrials	9.4%
Communication Services	8.5%
Consumer Staples	4.0%
Utilities	3.2%
Energy	2.8%
Real Estate	2.4%
Materials	1.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHAIAX_1024
Annual Shareholder Report
October 31, 2024
Hartford Core Equity Fund
Class C/HGICX
This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$171	1.45%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Underweight allocations to the Energy, Materials, and Consumer Staples sectors contributed positively to relative performance.
  Security selection within the Information Technology, Communication Services, and Health Care sectors contributed positively to performance.
  Top individual contributors over the period were an underweight position in GE Vernova (Industrials) and overweight positions in Broadcom (Information Technology) and American Express (Financials).
Top Detractors to Performance
  Sector allocation, a result of our bottom-up stock selection process, was the main detractor from relative performance during the period, due to overweight allocations to the Healthcare and Financials sectors and an underweight to the Information Technology sector.
  Security selection slightly detracted from relative performance during the period, driven by weak selection within the Consumer Staples, Consumer Discretionary, and Energy sectors.
  The largest individual detractors over the period were overweight positions in Estee Lauder (Consumer Staples), UnitedHealth Group (Healthcare), and EOG Resources (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	34.49%	12.50%	11.64%
Class C (without 1.00% contingent deferred sales charge)	35.49%	12.50%	11.64%
S&P 500 Index	38.02%	15.27%	13.00%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$10,526,102,511%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$33,189,460%
Portfolio turnover rate	$27%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.8%
Financials	12.9%
Health Care	12.6%
Consumer Discretionary	10.3%
Industrials	9.4%
Communication Services	8.5%
Consumer Staples	4.0%
Utilities	3.2%
Energy	2.8%
Real Estate	2.4%
Materials	1.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGICX_1024
Annual Shareholder Report
October 31, 2024
Hartford Core Equity Fund
Class I/HGIIX
This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.46%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Underweight allocations to the Energy, Materials, and Consumer Staples sectors contributed positively to relative performance.
  Security selection within the Information Technology, Communication Services, and Health Care sectors contributed positively to performance.
  Top individual contributors over the period were an underweight position in GE Vernova (Industrials) and overweight positions in Broadcom (Information Technology) and American Express (Financials).
Top Detractors to Performance
  Sector allocation, a result of our bottom-up stock selection process, was the main detractor from relative performance during the period, due to overweight allocations to the Healthcare and Financials sectors and an underweight to the Information Technology sector.
  Security selection slightly detracted from relative performance during the period, driven by weak selection within the Consumer Staples, Consumer Discretionary, and Energy sectors.
  The largest individual detractors over the period were overweight positions in Estee Lauder (Consumer Staples), UnitedHealth Group (Healthcare), and EOG Resources (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	36.85%	13.63%	12.75%
S&P 500 Index	38.02%	15.27%	13.00%
Class I shares commenced operations on March 31, 2015 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$10,526,102,511%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$33,189,460%
Portfolio turnover rate	$27%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.8%
Financials	12.9%
Health Care	12.6%
Consumer Discretionary	10.3%
Industrials	9.4%
Communication Services	8.5%
Consumer Staples	4.0%
Utilities	3.2%
Energy	2.8%
Real Estate	2.4%
Materials	1.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.104% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGIIX_1024
Annual Shareholder Report
October 31, 2024
Hartford Core Equity Fund
Class R3/HGIRX
This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$127	1.08%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Underweight allocations to the Energy, Materials, and Consumer Staples sectors contributed positively to relative performance.
  Security selection within the Information Technology, Communication Services, and Health Care sectors contributed positively to performance.
  Top individual contributors over the period were an underweight position in GE Vernova (Industrials) and overweight positions in Broadcom (Information Technology) and American Express (Financials).
Top Detractors to Performance
  Sector allocation, a result of our bottom-up stock selection process, was the main detractor from relative performance during the period, due to overweight allocations to the Healthcare and Financials sectors and an underweight to the Information Technology sector.
  Security selection slightly detracted from relative performance during the period, driven by weak selection within the Consumer Staples, Consumer Discretionary, and Energy sectors.
  The largest individual detractors over the period were overweight positions in Estee Lauder (Consumer Staples), UnitedHealth Group (Healthcare), and EOG Resources (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	35.99%	12.93%	12.08%
S&P 500 Index	38.02%	15.27%	13.00%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$10,526,102,511%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$33,189,460%
Portfolio turnover rate	$27%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.8%
Financials	12.9%
Health Care	12.6%
Consumer Discretionary	10.3%
Industrials	9.4%
Communication Services	8.5%
Consumer Staples	4.0%
Utilities	3.2%
Energy	2.8%
Real Estate	2.4%
Materials	1.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGIRX_1024
Annual Shareholder Report
October 31, 2024
Hartford Core Equity Fund
Class R4/HGISX
This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$85	0.72%
Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Underweight allocations to the Energy, Materials, and Consumer Staples sectors contributed positively to relative performance.
  Security selection within the Information Technology, Communication Services, and Health Care sectors contributed positively to performance.
  Top individual contributors over the period were an underweight position in GE Vernova (Industrials) and overweight positions in Broadcom (Information Technology) and American Express (Financials).
Top Detractors to Performance
  Sector allocation, a result of our bottom-up stock selection process, was the main detractor from relative performance during the period, due to overweight allocations to the Healthcare and Financials sectors and an underweight to the Information Technology sector.
  Security selection slightly detracted from relative performance during the period, driven by weak selection within the Consumer Staples, Consumer Discretionary, and Energy sectors.
  The largest individual detractors over the period were overweight positions in Estee Lauder (Consumer Staples), UnitedHealth Group (Healthcare), and EOG Resources (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	36.44%	13.33%	12.46%
S&P 500 Index	38.02%	15.27%	13.00%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$10,526,102,511%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$33,189,460%
Portfolio turnover rate	$27%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.8%
Financials	12.9%
Health Care	12.6%
Consumer Discretionary	10.3%
Industrials	9.4%
Communication Services	8.5%
Consumer Staples	4.0%
Utilities	3.2%
Energy	2.8%
Real Estate	2.4%
Materials	1.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGISX_1024
Annual Shareholder Report
October 31, 2024
Hartford Core Equity Fund
Class R5/HGITX
This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$54	0.46%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Underweight allocations to the Energy, Materials, and Consumer Staples sectors contributed positively to relative performance.
  Security selection within the Information Technology, Communication Services, and Health Care sectors contributed positively to performance.
  Top individual contributors over the period were an underweight position in GE Vernova (Industrials) and overweight positions in Broadcom (Information Technology) and American Express (Financials).
Top Detractors to Performance
  Sector allocation, a result of our bottom-up stock selection process, was the main detractor from relative performance during the period, due to overweight allocations to the Healthcare and Financials sectors and an underweight to the Information Technology sector.
  Security selection slightly detracted from relative performance during the period, driven by weak selection within the Consumer Staples, Consumer Discretionary, and Energy sectors.
  The largest individual detractors over the period were overweight positions in Estee Lauder (Consumer Staples), UnitedHealth Group (Healthcare), and EOG Resources (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	36.82%	13.62%	12.76%
S&P 500 Index	38.02%	15.27%	13.00%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$10,526,102,511%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$33,189,460%
Portfolio turnover rate	$27%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.8%
Financials	12.9%
Health Care	12.6%
Consumer Discretionary	10.3%
Industrials	9.4%
Communication Services	8.5%
Consumer Staples	4.0%
Utilities	3.2%
Energy	2.8%
Real Estate	2.4%
Materials	1.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGITX_1024
Annual Shareholder Report
October 31, 2024
Hartford Core Equity Fund
Class R6/HAITX
This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43	0.36%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Underweight allocations to the Energy, Materials, and Consumer Staples sectors contributed positively to relative performance.
  Security selection within the Information Technology, Communication Services, and Health Care sectors contributed positively to performance.
  Top individual contributors over the period were an underweight position in GE Vernova (Industrials) and overweight positions in Broadcom (Information Technology) and American Express (Financials).
Top Detractors to Performance
  Sector allocation, a result of our bottom-up stock selection process, was the main detractor from relative performance during the period, due to overweight allocations to the Healthcare and Financials sectors and an underweight to the Information Technology sector.
  Security selection slightly detracted from relative performance during the period, driven by weak selection within the Consumer Staples, Consumer Discretionary, and Energy sectors.
  The largest individual detractors over the period were overweight positions in Estee Lauder (Consumer Staples), UnitedHealth Group (Healthcare), and EOG Resources (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	36.96%	13.73%	12.86%
S&P 500 Index	38.02%	15.27%	13.00%
Class R6 shares commenced operations on March 31, 2015 and performance prior to that date is that of the Fund’s Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$10,526,102,511%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$33,189,460%
Portfolio turnover rate	$27%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.8%
Financials	12.9%
Health Care	12.6%
Consumer Discretionary	10.3%
Industrials	9.4%
Communication Services	8.5%
Consumer Staples	4.0%
Utilities	3.2%
Energy	2.8%
Real Estate	2.4%
Materials	1.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHAITX_1024
Annual Shareholder Report
October 31, 2024
Hartford Core Equity Fund
Class Y/HGIYX
This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$53	0.45%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Underweight allocations to the Energy, Materials, and Consumer Staples sectors contributed positively to relative performance.
  Security selection within the Information Technology, Communication Services, and Health Care sectors contributed positively to performance.
  Top individual contributors over the period were an underweight position in GE Vernova (Industrials) and overweight positions in Broadcom (Information Technology) and American Express (Financials).
Top Detractors to Performance
  Sector allocation, a result of our bottom-up stock selection process, was the main detractor from relative performance during the period, due to overweight allocations to the Healthcare and Financials sectors and an underweight to the Information Technology sector.
  Security selection slightly detracted from relative performance during the period, driven by weak selection within the Consumer Staples, Consumer Discretionary, and Energy sectors.
  The largest individual detractors over the period were overweight positions in Estee Lauder (Consumer Staples), UnitedHealth Group (Healthcare), and EOG Resources (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	36.84%	13.64%	12.81%
S&P 500 Index	38.02%	15.27%	13.00%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$10,526,102,511%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$33,189,460%
Portfolio turnover rate	$27%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.8%
Financials	12.9%
Health Care	12.6%
Consumer Discretionary	10.3%
Industrials	9.4%
Communication Services	8.5%
Consumer Staples	4.0%
Utilities	3.2%
Energy	2.8%
Real Estate	2.4%
Materials	1.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGIYX_1024
Annual Shareholder Report
October 31, 2024
Hartford Core Equity Fund
Class F/HGIFX
This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$43	0.36%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Underweight allocations to the Energy, Materials, and Consumer Staples sectors contributed positively to relative performance.
  Security selection within the Information Technology, Communication Services, and Health Care sectors contributed positively to performance.
  Top individual contributors over the period were an underweight position in GE Vernova (Industrials) and overweight positions in Broadcom (Information Technology) and American Express (Financials).
Top Detractors to Performance
  Sector allocation, a result of our bottom-up stock selection process, was the main detractor from relative performance during the period, due to overweight allocations to the Healthcare and Financials sectors and an underweight to the Information Technology sector.
  Security selection slightly detracted from relative performance during the period, driven by weak selection within the Consumer Staples, Consumer Discretionary, and Energy sectors.
  The largest individual detractors over the period were overweight positions in Estee Lauder (Consumer Staples), UnitedHealth Group (Healthcare), and EOG Resources (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	36.96%	13.73%	12.83%
S&P 500 Index	38.02%	15.27%	13.00%
Class F shares commenced operations on February 28, 2017 and performance prior to February 28, 2017 reflects the performance of the Fund's Class I shares from March 31, 2015 through February 27, 2017 and the Fund's Class A shares (excluding sales charges) prior to March 31, 2015. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$10,526,102,511%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$33,189,460%
Portfolio turnover rate	$27%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.8%
Financials	12.9%
Health Care	12.6%
Consumer Discretionary	10.3%
Industrials	9.4%
Communication Services	8.5%
Consumer Staples	4.0%
Utilities	3.2%
Energy	2.8%
Real Estate	2.4%
Materials	1.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGIFX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Dividend and Growth Fund
Class A/IHGIX
This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	0.95%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Financials, Consumer Staples, and Consumer Discretionary sectors contributed positively to relative performance.
  The Fund’s underweight allocation to the Consumer Discretionary sector and overweight to the Financials sector also contributed to relative performance.
  Top individual contributors over the period were overweight positions in Micron Technology (Information Technology), Wells Fargo (Financials), and American Express (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Information Technology, Communication Services, and Healthcare sectors.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology), Meta Platforms (Communication Services), and an out-of-benchmark position in TotalEnergies (Energy).
  Sector allocation, a result of our bottom-up stock selection process, was also a detractor to relative performance during the period due to the Fund’s underweight allocation to the Information Technology sector and overweight allocation to the Energy sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class A
$9,450 starting value
$25,718 ending value
S&P 500 Index
$10,000 starting value
$33,950 ending value
Russell 1000 Value Index
$10,000 starting value
$23,392 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	20.81%	10.65%	9.91%
Class A (without 5.50% maximum front-end sales charge)	27.84%	11.91%	10.53%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000 Value Index	30.98%	10.14%	8.87%
The S&P 500 Index serves as the Fund’s performance and regulatory index and provides a broad measure of market performance. The Russell 1000 Value Index serves as the Fund’s secondary performance index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$18,445,872,719%
Total number of portfolio holdings (excluding derivatives, if any)	$78%
Total investment management fees paid	$102,749,122%
Portfolio turnover rate	$28%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	17.5%
Financials	16.7%
Health Care	13.8%
Industrials	9.8%
Communication Services	7.2%
Energy	7.2%
Consumer Staples	7.1%
Utilities	5.8%
Consumer Discretionary	4.4%
Materials	4.3%
Real Estate	2.6%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHGIX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Dividend and Growth Fund
Class C/HDGCX
This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$196	1.73%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Financials, Consumer Staples, and Consumer Discretionary sectors contributed positively to relative performance.
  The Fund’s underweight allocation to the Consumer Discretionary sector and overweight to the Financials sector also contributed to relative performance.
  Top individual contributors over the period were overweight positions in Micron Technology (Information Technology), Wells Fargo (Financials), and American Express (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Information Technology, Communication Services, and Healthcare sectors.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology), Meta Platforms (Communication Services), and an out-of-benchmark position in TotalEnergies (Energy).
  Sector allocation, a result of our bottom-up stock selection process, was also a detractor to relative performance during the period due to the Fund’s underweight allocation to the Information Technology sector and overweight allocation to the Energy sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class C
$10,000 starting value
$25,215 ending value
S&P 500 Index
$10,000 starting value
$33,950 ending value
Russell 1000 Value Index
$10,000 starting value
$23,392 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	25.84%	11.04%	9.69%
Class C (without 1.00% contingent deferred sales charge)	26.84%	11.04%	9.69%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000 Value Index	30.98%	10.14%	8.87%
The S&P 500 Index serves as the Fund’s performance and regulatory index and provides a broad measure of market performance. The Russell 1000 Value Index serves as the Fund’s secondary performance index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$18,445,872,719%
Total number of portfolio holdings (excluding derivatives, if any)	$78%
Total investment management fees paid	$102,749,122%
Portfolio turnover rate	$28%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	17.5%
Financials	16.7%
Health Care	13.8%
Industrials	9.8%
Communication Services	7.2%
Energy	7.2%
Consumer Staples	7.1%
Utilities	5.8%
Consumer Discretionary	4.4%
Materials	4.3%
Real Estate	2.6%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDGCX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Dividend and Growth Fund
Class I/HDGIX
This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.72%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Financials, Consumer Staples, and Consumer Discretionary sectors contributed positively to relative performance.
  The Fund’s underweight allocation to the Consumer Discretionary sector and overweight to the Financials sector also contributed to relative performance.
  Top individual contributors over the period were overweight positions in Micron Technology (Information Technology), Wells Fargo (Financials), and American Express (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Information Technology, Communication Services, and Healthcare sectors.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology), Meta Platforms (Communication Services), and an out-of-benchmark position in TotalEnergies (Energy).
  Sector allocation, a result of our bottom-up stock selection process, was also a detractor to relative performance during the period due to the Fund’s underweight allocation to the Information Technology sector and overweight allocation to the Energy sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class I
$10,000 starting value
$27,886 ending value
S&P 500 Index
$10,000 starting value
$33,950 ending value
Russell 1000 Value Index
$10,000 starting value
$23,392 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	28.15%	12.19%	10.80%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000 Value Index	30.98%	10.14%	8.87%
The S&P 500 Index serves as the Fund’s performance and regulatory index and provides a broad measure of market performance. The Russell 1000 Value Index serves as the Fund’s secondary performance index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$18,445,872,719%
Total number of portfolio holdings (excluding derivatives, if any)	$78%
Total investment management fees paid	$102,749,122%
Portfolio turnover rate	$28%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	17.5%
Financials	16.7%
Health Care	13.8%
Industrials	9.8%
Communication Services	7.2%
Energy	7.2%
Consumer Staples	7.1%
Utilities	5.8%
Consumer Discretionary	4.4%
Materials	4.3%
Real Estate	2.6%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.105% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDGIX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Dividend and Growth Fund
Class R3/HDGRX
This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$152	1.34%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Financials, Consumer Staples, and Consumer Discretionary sectors contributed positively to relative performance.
  The Fund’s underweight allocation to the Consumer Discretionary sector and overweight to the Financials sector also contributed to relative performance.
  Top individual contributors over the period were overweight positions in Micron Technology (Information Technology), Wells Fargo (Financials), and American Express (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Information Technology, Communication Services, and Healthcare sectors.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology), Meta Platforms (Communication Services), and an out-of-benchmark position in TotalEnergies (Energy).
  Sector allocation, a result of our bottom-up stock selection process, was also a detractor to relative performance during the period due to the Fund’s underweight allocation to the Information Technology sector and overweight allocation to the Energy sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R3
$10,000 starting value
$26,256 ending value
S&P 500 Index
$10,000 starting value
$33,950 ending value
Russell 1000 Value Index
$10,000 starting value
$23,392 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	27.34%	11.49%	10.13%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000 Value Index	30.98%	10.14%	8.87%
The S&P 500 Index serves as the Fund’s performance and regulatory index and provides a broad measure of market performance. The Russell 1000 Value Index serves as the Fund’s secondary performance index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$18,445,872,719%
Total number of portfolio holdings (excluding derivatives, if any)	$78%
Total investment management fees paid	$102,749,122%
Portfolio turnover rate	$28%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	17.5%
Financials	16.7%
Health Care	13.8%
Industrials	9.8%
Communication Services	7.2%
Energy	7.2%
Consumer Staples	7.1%
Utilities	5.8%
Consumer Discretionary	4.4%
Materials	4.3%
Real Estate	2.6%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDGRX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Dividend and Growth Fund
Class R4/HDGSX
This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$117	1.03%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Financials, Consumer Staples, and Consumer Discretionary sectors contributed positively to relative performance.
  The Fund’s underweight allocation to the Consumer Discretionary sector and overweight to the Financials sector also contributed to relative performance.
  Top individual contributors over the period were overweight positions in Micron Technology (Information Technology), Wells Fargo (Financials), and American Express (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Information Technology, Communication Services, and Healthcare sectors.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology), Meta Platforms (Communication Services), and an out-of-benchmark position in TotalEnergies (Energy).
  Sector allocation, a result of our bottom-up stock selection process, was also a detractor to relative performance during the period due to the Fund’s underweight allocation to the Information Technology sector and overweight allocation to the Energy sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R4
$10,000 starting value
$27,068 ending value
S&P 500 Index
$10,000 starting value
$33,950 ending value
Russell 1000 Value Index
$10,000 starting value
$23,392 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	27.73%	11.83%	10.47%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000 Value Index	30.98%	10.14%	8.87%
The S&P 500 Index serves as the Fund’s performance and regulatory index and provides a broad measure of market performance. The Russell 1000 Value Index serves as the Fund’s secondary performance index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$18,445,872,719%
Total number of portfolio holdings (excluding derivatives, if any)	$78%
Total investment management fees paid	$102,749,122%
Portfolio turnover rate	$28%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	17.5%
Financials	16.7%
Health Care	13.8%
Industrials	9.8%
Communication Services	7.2%
Energy	7.2%
Consumer Staples	7.1%
Utilities	5.8%
Consumer Discretionary	4.4%
Materials	4.3%
Real Estate	2.6%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDGSX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Dividend and Growth Fund
Class R5/HDGTX
This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$83	0.73%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Financials, Consumer Staples, and Consumer Discretionary sectors contributed positively to relative performance.
  The Fund’s underweight allocation to the Consumer Discretionary sector and overweight to the Financials sector also contributed to relative performance.
  Top individual contributors over the period were overweight positions in Micron Technology (Information Technology), Wells Fargo (Financials), and American Express (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Information Technology, Communication Services, and Healthcare sectors.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology), Meta Platforms (Communication Services), and an out-of-benchmark position in TotalEnergies (Energy).
  Sector allocation, a result of our bottom-up stock selection process, was also a detractor to relative performance during the period due to the Fund’s underweight allocation to the Information Technology sector and overweight allocation to the Energy sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R5
$10,000 starting value
$27,902 ending value

S&P 500 Index
$10,000 starting value
$33,950 ending value

Russell 1000 Value Index
$10,000 starting value
$23,392 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	28.09%	12.17%	10.81%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000 Value Index	30.98%	10.14%	8.87%
The S&P 500 Index serves as the Fund’s performance and regulatory index and provides a broad measure of market performance. The Russell 1000 Value Index serves as the Fund’s secondary performance index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$18,445,872,719%
Total number of portfolio holdings (excluding derivatives, if any)	$78%
Total investment management fees paid	$102,749,122%
Portfolio turnover rate	$28%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	17.5%
Financials	16.7%
Health Care	13.8%
Industrials	9.8%
Communication Services	7.2%
Energy	7.2%
Consumer Staples	7.1%
Utilities	5.8%
Consumer Discretionary	4.4%
Materials	4.3%
Real Estate	2.6%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDGTX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Dividend and Growth Fund
Class R6/HDGVX
This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$72	0.63%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Financials, Consumer Staples, and Consumer Discretionary sectors contributed positively to relative performance.
  The Fund’s underweight allocation to the Consumer Discretionary sector and overweight to the Financials sector also contributed to relative performance.
  Top individual contributors over the period were overweight positions in Micron Technology (Information Technology), Wells Fargo (Financials), and American Express (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Information Technology, Communication Services, and Healthcare sectors.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology), Meta Platforms (Communication Services), and an out-of-benchmark position in TotalEnergies (Energy).
  Sector allocation, a result of our bottom-up stock selection process, was also a detractor to relative performance during the period due to the Fund’s underweight allocation to the Information Technology sector and overweight allocation to the Energy sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R6
$10,000 starting value
$28,156 ending value

Russell 1000 Value Index
$10,000 starting value
$23,392 ending value

S&P 500 Ind

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	28.21%	12.29%	10.91%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Class R6 shares commenced operations on November 7, 2014 and performance prior to that date is that of the Fund’s Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The S&P 500 Index serves as the Fund’s performance and regulatory index and provides a broad measure of market performance. The Russell 1000 Value Index serves as the Fund’s secondary performance index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$18,445,872,719%
Total number of portfolio holdings (excluding derivatives, if any)	$78%
Total investment management fees paid	$102,749,122%
Portfolio turnover rate	$28%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	17.5%
Financials	16.7%
Health Care	13.8%
Industrials	9.8%
Communication Services	7.2%
Energy	7.2%
Consumer Staples	7.1%
Utilities	5.8%
Consumer Discretionary	4.4%
Materials	4.3%
Real Estate	2.6%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDGVX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Dividend and Growth Fund
Class Y/HDGYX
This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$83	0.73%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Financials, Consumer Staples, and Consumer Discretionary sectors contributed positively to relative performance.
  The Fund’s underweight allocation to the Consumer Discretionary sector and overweight to the Financials sector also contributed to relative performance.
  Top individual contributors over the period were overweight positions in Micron Technology (Information Technology), Wells Fargo (Financials), and American Express (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Information Technology, Communication Services, and Healthcare sectors.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology), Meta Platforms (Communication Services), and an out-of-benchmark position in TotalEnergies (Energy).
  Sector allocation, a result of our bottom-up stock selection process, was also a detractor to relative performance during the period due to the Fund’s underweight allocation to the Information Technology sector and overweight allocation to the Energy sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$1,000,000
$800,000
$600,000
$400,000
$200,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class Y
$250,000 starting value
$701,673 ending value
S&P 500 Index
$250,000 starting value
$848,762 ending value
Russell 1000 Value Index
$250,000 starting value
$584,795 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	28.12%	12.22%	10.87%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000 Value Index	30.98%	10.14%	8.87%
The S&P 500 Index serves as the Fund’s performance and regulatory index and provides a broad measure of market performance. The Russell 1000 Value Index serves as the Fund’s secondary performance index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$18,445,872,719%
Total number of portfolio holdings (excluding derivatives, if any)	$78%
Total investment management fees paid	$102,749,122%
Portfolio turnover rate	$28%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	17.5%
Financials	16.7%
Health Care	13.8%
Industrials	9.8%
Communication Services	7.2%
Energy	7.2%
Consumer Staples	7.1%
Utilities	5.8%
Consumer Discretionary	4.4%
Materials	4.3%
Real Estate	2.6%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDGYX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Dividend and Growth Fund
Class F/HDGFX
This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$72	0.63%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Financials, Consumer Staples, and Consumer Discretionary sectors contributed positively to relative performance.
  The Fund’s underweight allocation to the Consumer Discretionary sector and overweight to the Financials sector also contributed to relative performance.
  Top individual contributors over the period were overweight positions in Micron Technology (Information Technology), Wells Fargo (Financials), and American Express (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Information Technology, Communication Services, and Healthcare sectors.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology), Meta Platforms (Communication Services), and an out-of-benchmark position in TotalEnergies (Energy).
  Sector allocation, a result of our bottom-up stock selection process, was also a detractor to relative performance during the period due to the Fund’s underweight allocation to the Information Technology sector and overweight allocation to the Energy sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class F
$1,000,000 starting value
$2,808,600 ending value

S&P 500 Index
$1,000,000 starting value
$3,395,049 ending value

Russell 1000 Value Index
$1,000,000 starting value
$2,339,179 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	28.25%	12.29%	10.88%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The S&P 500 Index serves as the Fund’s performance and regulatory index and provides a broad measure of market performance. The Russell 1000 Value Index serves as the Fund’s secondary performance index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$18,445,872,719%
Total number of portfolio holdings (excluding derivatives, if any)	$78%
Total investment management fees paid	$102,749,122%
Portfolio turnover rate	$28%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	17.5%
Financials	16.7%
Health Care	13.8%
Industrials	9.8%
Communication Services	7.2%
Energy	7.2%
Consumer Staples	7.1%
Utilities	5.8%
Consumer Discretionary	4.4%
Materials	4.3%
Real Estate	2.6%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDGFX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Equity Income Fund
Class A/HQIAX
This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	0.97%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 1000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Consumer Discretionary, and Financials sectors contributed to relative performance.
  An overweight allocation to the Utilities sector and an underweight allocation to the Communication Services sector contributed to relative performance.
  Top individual contributors over the period were an out-of-benchmark position in Broadcom (Information Technology), not holding a position in Intel (Information Technology), and an overweight position in Corning (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Industrials, Healthcare, and Real Estate sectors.
  Sector allocation, a result of our bottom-up stock selection process, also detracted from relative performance mainly driven by the Fund’s underweight allocations to the Financials and Industrials sectors as well as the Fund’s overweight to the Healthcare sector.
  The largest individual detractors over the period were an out-of-benchmark position in Pernod Ricard (Consumer Staples) and overweight positions in Pfizer (Healthcare) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class A
$9,450 starting value
$23,307 ending value
Russell 1000 Value Index
$10,000 starting value
$23,392 ending value
Russell 1000 Index
$10,000 starting value
$33,206 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	17.85%	9.11%	8.83%
Class A (without 5.50% maximum front-end sales charge)	24.71%	10.35%	9.45%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 1000 Index	38.07%	15.00%	12.75%
The Russell 1000 Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,177,432,916%
Total number of portfolio holdings (excluding derivatives, if any)	$77%
Total investment management fees paid	$31,393,286%
Portfolio turnover rate	$35%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.1%
Health Care	16.1%
Industrials	13.6%
Utilities	8.8%
Information Technology	8.6%
Consumer Staples	8.4%
Energy	8.0%
Real Estate	6.4%
Materials	4.4%
Consumer Discretionary	3.3%
Communication Services	2.1%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHQIAX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Equity Income Fund
Class C/HQICX
This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.74%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 1000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Consumer Discretionary, and Financials sectors contributed to relative performance.
  An overweight allocation to the Utilities sector and an underweight allocation to the Communication Services sector contributed to relative performance.
  Top individual contributors over the period were an out-of-benchmark position in Broadcom (Information Technology), not holding a position in Intel (Information Technology), and an overweight position in Corning (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Industrials, Healthcare, and Real Estate sectors.
  Sector allocation, a result of our bottom-up stock selection process, also detracted from relative performance mainly driven by the Fund’s underweight allocations to the Financials and Industrials sectors as well as the Fund’s overweight to the Healthcare sector.
  The largest individual detractors over the period were an out-of-benchmark position in Pernod Ricard (Consumer Staples) and overweight positions in Pfizer (Healthcare) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class C
$10,000 starting value
$22,876 ending value

Russell 1000 Value Index
$10,000 starting value
$23,392 ending value

Russell 1000 Index
$10,000 starting value
$33,206 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	22.77%	9.51%	8.63%
Class C (without 1.00% contingent deferred sales charge)	23.77%	9.51%	8.63%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 1000 Index	38.07%	15.00%	12.75%
The Russell 1000 Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,177,432,916%
Total number of portfolio holdings (excluding derivatives, if any)	$77%
Total investment management fees paid	$31,393,286%
Portfolio turnover rate	$35%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.1%
Health Care	16.1%
Industrials	13.6%
Utilities	8.8%
Information Technology	8.6%
Consumer Staples	8.4%
Energy	8.0%
Real Estate	6.4%
Materials	4.4%
Consumer Discretionary	3.3%
Communication Services	2.1%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHQICX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Equity Income Fund
Class I/HQIIX
This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	0.75%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 1000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Consumer Discretionary, and Financials sectors contributed to relative performance.
  An overweight allocation to the Utilities sector and an underweight allocation to the Communication Services sector contributed to relative performance.
  Top individual contributors over the period were an out-of-benchmark position in Broadcom (Information Technology), not holding a position in Intel (Information Technology), and an overweight position in Corning (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Industrials, Healthcare, and Real Estate sectors.
  Sector allocation, a result of our bottom-up stock selection process, also detracted from relative performance mainly driven by the Fund’s underweight allocations to the Financials and Industrials sectors as well as the Fund’s overweight to the Healthcare sector.
  The largest individual detractors over the period were an out-of-benchmark position in Pernod Ricard (Consumer Staples) and overweight positions in Pfizer (Healthcare) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class I
$10,000 starting value
$25,263 ending value
Russell 1000 Index
$10,000 starting value
$33,206 ending value
Russell 1000 Value Index
$10,000 starting value
$23,392 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	25.05%	10.61%	9.71%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 1000 Index	38.07%	15.00%	12.75%
The Russell 1000 Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,177,432,916%
Total number of portfolio holdings (excluding derivatives, if any)	$77%
Total investment management fees paid	$31,393,286%
Portfolio turnover rate	$35%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.1%
Health Care	16.1%
Industrials	13.6%
Utilities	8.8%
Information Technology	8.6%
Consumer Staples	8.4%
Energy	8.0%
Real Estate	6.4%
Materials	4.4%
Consumer Discretionary	3.3%
Communication Services	2.1%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.108% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHQIIX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Equity Income Fund
Class R3/HQIRX
This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$153	1.36%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 1000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Consumer Discretionary, and Financials sectors contributed to relative performance.
  An overweight allocation to the Utilities sector and an underweight allocation to the Communication Services sector contributed to relative performance.
  Top individual contributors over the period were an out-of-benchmark position in Broadcom (Information Technology), not holding a position in Intel (Information Technology), and an overweight position in Corning (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Industrials, Healthcare, and Real Estate sectors.
  Sector allocation, a result of our bottom-up stock selection process, also detracted from relative performance mainly driven by the Fund’s underweight allocations to the Financials and Industrials sectors as well as the Fund’s overweight to the Healthcare sector.
  The largest individual detractors over the period were an out-of-benchmark position in Pernod Ricard (Consumer Staples) and overweight positions in Pfizer (Healthcare) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R3
$10,000 starting value
$23,783 ending value
Russell 1000 Index
$10,000 starting value
$33,206 ending value
Russell 1000 Value Index
$10,000 starting value
$23,392 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	24.27%	9.94%	9.05%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 1000 Index	38.07%	15.00%	12.75%
The Russell 1000 Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,177,432,916%
Total number of portfolio holdings (excluding derivatives, if any)	$77%
Total investment management fees paid	$31,393,286%
Portfolio turnover rate	$35%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.1%
Health Care	16.1%
Industrials	13.6%
Utilities	8.8%
Information Technology	8.6%
Consumer Staples	8.4%
Energy	8.0%
Real Estate	6.4%
Materials	4.4%
Consumer Discretionary	3.3%
Communication Services	2.1%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHQIRX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Equity Income Fund
Class R4/HQISX
This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$119	1.06%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 1000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Consumer Discretionary, and Financials sectors contributed to relative performance.
  An overweight allocation to the Utilities sector and an underweight allocation to the Communication Services sector contributed to relative performance.
  Top individual contributors over the period were an out-of-benchmark position in Broadcom (Information Technology), not holding a position in Intel (Information Technology), and an overweight position in Corning (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Industrials, Healthcare, and Real Estate sectors.
  Sector allocation, a result of our bottom-up stock selection process, also detracted from relative performance mainly driven by the Fund’s underweight allocations to the Financials and Industrials sectors as well as the Fund’s overweight to the Healthcare sector.
  The largest individual detractors over the period were an out-of-benchmark position in Pernod Ricard (Consumer Staples) and overweight positions in Pfizer (Healthcare) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R4
$10,000 starting value
$24,504 ending value

Russell 1000 Value Index
$10,000 starting value
$23,392 ending value

Russell 1000 Index
$10,000 starting value
$33,206 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	24.64%	10.26%	9.38%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 1000 Index	38.07%	15.00%	12.75%
The Russell 1000 Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,177,432,916%
Total number of portfolio holdings (excluding derivatives, if any)	$77%
Total investment management fees paid	$31,393,286%
Portfolio turnover rate	$35%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.1%
Health Care	16.1%
Industrials	13.6%
Utilities	8.8%
Information Technology	8.6%
Consumer Staples	8.4%
Energy	8.0%
Real Estate	6.4%
Materials	4.4%
Consumer Discretionary	3.3%
Communication Services	2.1%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHQISX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Equity Income Fund
Class R5/HQITX
This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$84	0.75%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 1000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Consumer Discretionary, and Financials sectors contributed to relative performance.
  An overweight allocation to the Utilities sector and an underweight allocation to the Communication Services sector contributed to relative performance.
  Top individual contributors over the period were an out-of-benchmark position in Broadcom (Information Technology), not holding a position in Intel (Information Technology), and an overweight position in Corning (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Industrials, Healthcare, and Real Estate sectors.
  Sector allocation, a result of our bottom-up stock selection process, also detracted from relative performance mainly driven by the Fund’s underweight allocations to the Financials and Industrials sectors as well as the Fund’s overweight to the Healthcare sector.
  The largest individual detractors over the period were an out-of-benchmark position in Pernod Ricard (Consumer Staples) and overweight positions in Pfizer (Healthcare) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R5
$10,000 starting value
$25,262 ending value
Russell 1000 Value Index
$10,000 starting value
$23,392 ending value
Russell 1000 Index
$10,000 starting value
$33,206 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	25.06%	10.61%	9.71%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 1000 Index	38.07%	15.00%	12.75%
The Russell 1000 Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,177,432,916%
Total number of portfolio holdings (excluding derivatives, if any)	$77%
Total investment management fees paid	$31,393,286%
Portfolio turnover rate	$35%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.1%
Health Care	16.1%
Industrials	13.6%
Utilities	8.8%
Information Technology	8.6%
Consumer Staples	8.4%
Energy	8.0%
Real Estate	6.4%
Materials	4.4%
Consumer Discretionary	3.3%
Communication Services	2.1%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHQITX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Equity Income Fund
Class R6/HQIVX
This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$73	0.65%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 1000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Consumer Discretionary, and Financials sectors contributed to relative performance.
  An overweight allocation to the Utilities sector and an underweight allocation to the Communication Services sector contributed to relative performance.
  Top individual contributors over the period were an out-of-benchmark position in Broadcom (Information Technology), not holding a position in Intel (Information Technology), and an overweight position in Corning (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Industrials, Healthcare, and Real Estate sectors.
  Sector allocation, a result of our bottom-up stock selection process, also detracted from relative performance mainly driven by the Fund’s underweight allocations to the Financials and Industrials sectors as well as the Fund’s overweight to the Healthcare sector.
  The largest individual detractors over the period were an out-of-benchmark position in Pernod Ricard (Consumer Staples) and overweight positions in Pfizer (Healthcare) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R6
$10,000 starting value
$25,509 ending value

Russell 1000 Value Index
$10,000 starting value
$23,392 ending value

Russell 1000 Index
$10,000 starting value
$33,206 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	25.15%	10.72%	9.82%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 1000 Index	38.07%	15.00%	12.75%
Class R6 shares commenced operations on November 7, 2014 and performance prior to that date is that of the Fund’s Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Russell 1000 Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,177,432,916%
Total number of portfolio holdings (excluding derivatives, if any)	$77%
Total investment management fees paid	$31,393,286%
Portfolio turnover rate	$35%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.1%
Health Care	16.1%
Industrials	13.6%
Utilities	8.8%
Information Technology	8.6%
Consumer Staples	8.4%
Energy	8.0%
Real Estate	6.4%
Materials	4.4%
Consumer Discretionary	3.3%
Communication Services	2.1%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHQIVX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Equity Income Fund
Class Y/HQIYX
This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$82	0.73%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 1000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Consumer Discretionary, and Financials sectors contributed to relative performance.
  An overweight allocation to the Utilities sector and an underweight allocation to the Communication Services sector contributed to relative performance.
  Top individual contributors over the period were an out-of-benchmark position in Broadcom (Information Technology), not holding a position in Intel (Information Technology), and an overweight position in Corning (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Industrials, Healthcare, and Real Estate sectors.
  Sector allocation, a result of our bottom-up stock selection process, also detracted from relative performance mainly driven by the Fund’s underweight allocations to the Financials and Industrials sectors as well as the Fund’s overweight to the Healthcare sector.
  The largest individual detractors over the period were an out-of-benchmark position in Pernod Ricard (Consumer Staples) and overweight positions in Pfizer (Healthcare) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$1,000,000
$800,000
$600,000
$400,000
$200,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class Y
$250,000 starting value
$634,637 ending value
Russell 1000 Index
$250,000 starting value
$830,148 ending value
Russell 1000 Value Index
$250,000 starting value
$584,795 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	25.04%	10.64%	9.76%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 1000 Index	38.07%	15.00%	12.75%
The Russell 1000 Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,177,432,916%
Total number of portfolio holdings (excluding derivatives, if any)	$77%
Total investment management fees paid	$31,393,286%
Portfolio turnover rate	$35%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.1%
Health Care	16.1%
Industrials	13.6%
Utilities	8.8%
Information Technology	8.6%
Consumer Staples	8.4%
Energy	8.0%
Real Estate	6.4%
Materials	4.4%
Consumer Discretionary	3.3%
Communication Services	2.1%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHQIYX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Equity Income Fund
Class F/HQIFX
This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$73	0.65%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 1000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Consumer Discretionary, and Financials sectors contributed to relative performance.
  An overweight allocation to the Utilities sector and an underweight allocation to the Communication Services sector contributed to relative performance.
  Top individual contributors over the period were an out-of-benchmark position in Broadcom (Information Technology), not holding a position in Intel (Information Technology), and an overweight position in Corning (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Industrials, Healthcare, and Real Estate sectors.
  Sector allocation, a result of our bottom-up stock selection process, also detracted from relative performance mainly driven by the Fund’s underweight allocations to the Financials and Industrials sectors as well as the Fund’s overweight to the Healthcare sector.
  The largest individual detractors over the period were an out-of-benchmark position in Pernod Ricard (Consumer Staples) and overweight positions in Pfizer (Healthcare) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class F
$1,000,000 starting value
$2,545,406 ending value
Russell 1000 Value Index
$1,000,000 starting value
$2,339,179 ending value
Russell 1000 Index
$1,000,000 starting value
$3,320,590 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	25.17%	10.72%	9.79%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 1000 Index	38.07%	15.00%	12.75%
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Russell 1000 Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,177,432,916%
Total number of portfolio holdings (excluding derivatives, if any)	$77%
Total investment management fees paid	$31,393,286%
Portfolio turnover rate	$35%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.1%
Health Care	16.1%
Industrials	13.6%
Utilities	8.8%
Information Technology	8.6%
Consumer Staples	8.4%
Energy	8.0%
Real Estate	6.4%
Materials	4.4%
Consumer Discretionary	3.3%
Communication Services	2.1%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHQIFX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Healthcare Fund
Class A/HGHAX
This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$141	1.28%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P Composite 1500 Health Care Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the small-cap Biopharma, mid-cap Biopharma, and large-cap Biopharma sub-sectors.
  Top individual contributors over the period were underweight positions in Johnson & Johnson (large-cap Biopharma), CVS Health (Health Care Services) and the Fund’s out-of-benchmark position in UCB (large-cap Biopharma).
  An overweight allocation to mid-cap Biopharma contributed positively to relative performance.
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare Services sub-sector.
  Security selection within the Healthcare Services and Medical Technology sub-sectors contributed negatively to relative performance.
  The largest individual detractors over the period were an underweight position in AbbVie (large-cap Biopharma), overweight to Humana (Healthcare Services), and the Fund’s out-of-benchmark position in agilon health (Healthcare Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class A
$9,450 starting value
$21,126 ending value

S&P 500 Index
$10,000 starting value
$33,950 ending value

S&P Composite 1500 Health Care Index
$10,000 starting value
$26,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	13.85%	7.03%	7.77%
Class A (without 5.50% maximum front-end sales charge)	20.48%	8.25%	8.38%
S&P Composite 1500 Health Care Index	20.04%	10.81%	10.06%
S&P 500 Index	38.02%	15.27%	13.00%
The S&P Composite 1500 Health Care Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The S&P 500 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,042,223,289%
Total number of portfolio holdings (excluding derivatives, if any)	$106%
Total investment management fees paid	$9,690,767%
Portfolio turnover rate	$40%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	28.6%
Health Care Providers & Services	23.8%
Biotechnology	20.9%
Health Care Equipment & Services & Supplies	14.3%
Life Sciences Tools & Services	9.8%
Health Care Technology	0.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGHAX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Healthcare Fund
Class C/HGHCX
This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$227	2.07%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P Composite 1500 Health Care Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the small-cap Biopharma, mid-cap Biopharma, and large-cap Biopharma sub-sectors.
  Top individual contributors over the period were underweight positions in Johnson & Johnson (large-cap Biopharma), CVS Health (Health Care Services) and the Fund’s out-of-benchmark position in UCB (large-cap Biopharma).
  An overweight allocation to mid-cap Biopharma contributed positively to relative performance.
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare Services sub-sector.
  Security selection within the Healthcare Services and Medical Technology sub-sectors contributed negatively to relative performance.
  The largest individual detractors over the period were an underweight position in AbbVie (large-cap Biopharma), overweight to Humana (Healthcare Services), and the Fund’s out-of-benchmark position in agilon health (Healthcare Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class C
$10,000 starting value
$20,734 ending value
S&P Composite 1500 Health Care Index
$10,000 starting value
$26,071 ending value
S&P 500 Index
$10,000 starting value
$33,950 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	18.52%	7.42%	7.56%
Class C (without 1.00% contingent deferred sales charge)	19.52%	7.42%	7.56%
S&P Composite 1500 Health Care Index	20.04%	10.81%	10.06%
S&P 500 Index	38.02%	15.27%	13.00%
The S&P Composite 1500 Health Care Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The S&P 500 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,042,223,289%
Total number of portfolio holdings (excluding derivatives, if any)	$106%
Total investment management fees paid	$9,690,767%
Portfolio turnover rate	$40%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	28.6%
Health Care Providers & Services	23.8%
Biotechnology	20.9%
Health Care Equipment & Services & Supplies	14.3%
Life Sciences Tools & Services	9.8%
Health Care Technology	0.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGHCX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Healthcare Fund
Class I/HGHIX
This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$113	1.02%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P Composite 1500 Health Care Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the small-cap Biopharma, mid-cap Biopharma, and large-cap Biopharma sub-sectors.
  Top individual contributors over the period were underweight positions in Johnson & Johnson (large-cap Biopharma), CVS Health (Health Care Services) and the Fund’s out-of-benchmark position in UCB (large-cap Biopharma).
  An overweight allocation to mid-cap Biopharma contributed positively to relative performance.
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare Services sub-sector.
  Security selection within the Healthcare Services and Medical Technology sub-sectors contributed negatively to relative performance.
  The largest individual detractors over the period were an underweight position in AbbVie (large-cap Biopharma), overweight to Humana (Healthcare Services), and the Fund’s out-of-benchmark position in agilon health (Healthcare Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class I
$10,000 starting value
$22,968 ending value
S&P 500 Index
$10,000 starting value
$33,950 ending value
S&P Composite 1500 Health Care Index
$10,000 starting value
$26,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	20.78%	8.54%	8.67%
S&P Composite 1500 Health Care Index	20.04%	10.81%	10.06%
S&P 500 Index	38.02%	15.27%	13.00%
The S&P Composite 1500 Health Care Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The S&P 500 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,042,223,289%
Total number of portfolio holdings (excluding derivatives, if any)	$106%
Total investment management fees paid	$9,690,767%
Portfolio turnover rate	$40%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	28.6%
Health Care Providers & Services	23.8%
Biotechnology	20.9%
Health Care Equipment & Services & Supplies	14.3%
Life Sciences Tools & Services	9.8%
Health Care Technology	0.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGHIX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Healthcare Fund
Class R3/HGHRX
This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$178	1.62%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P Composite 1500 Health Care Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the small-cap Biopharma, mid-cap Biopharma, and large-cap Biopharma sub-sectors.
  Top individual contributors over the period were underweight positions in Johnson & Johnson (large-cap Biopharma), CVS Health (Health Care Services) and the Fund’s out-of-benchmark position in UCB (large-cap Biopharma).
  An overweight allocation to mid-cap Biopharma contributed positively to relative performance.
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare Services sub-sector.
  Security selection within the Healthcare Services and Medical Technology sub-sectors contributed negatively to relative performance.
  The largest individual detractors over the period were an underweight position in AbbVie (large-cap Biopharma), overweight to Humana (Healthcare Services), and the Fund’s out-of-benchmark position in agilon health (Healthcare Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R3
$10,000 starting value
$21,633 ending value

S&P 500 Index
$10,000 starting value
$33,950 ending value

S&P Composite 1500 Health Care Index
$10,000 starting value
$26,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	20.05%	7.88%	8.02%
S&P Composite 1500 Health Care Index	20.04%	10.81%	10.06%
S&P 500 Index	38.02%	15.27%	13.00%
The S&P Composite 1500 Health Care Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The S&P 500 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,042,223,289%
Total number of portfolio holdings (excluding derivatives, if any)	$106%
Total investment management fees paid	$9,690,767%
Portfolio turnover rate	$40%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	28.6%
Health Care Providers & Services	23.8%
Biotechnology	20.9%
Health Care Equipment & Services & Supplies	14.3%
Life Sciences Tools & Services	9.8%
Health Care Technology	0.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGHRX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Healthcare Fund
Class R4/HGHSX
This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$144	1.31%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P Composite 1500 Health Care Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the small-cap Biopharma, mid-cap Biopharma, and large-cap Biopharma sub-sectors.
  Top individual contributors over the period were underweight positions in Johnson & Johnson (large-cap Biopharma), CVS Health (Health Care Services) and the Fund’s out-of-benchmark position in UCB (large-cap Biopharma).
  An overweight allocation to mid-cap Biopharma contributed positively to relative performance.
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare Services sub-sector.
  Security selection within the Healthcare Services and Medical Technology sub-sectors contributed negatively to relative performance.
  The largest individual detractors over the period were an underweight position in AbbVie (large-cap Biopharma), overweight to Humana (Healthcare Services), and the Fund’s out-of-benchmark position in agilon health (Healthcare Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R4
$10,000 starting value
$22,307 ending value
S&P 500 Index
$10,000 starting value
$33,950 ending value
S&P Composite 1500 Health Care Index
$10,000 starting value
$26,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	20.45%	8.21%	8.35%
S&P Composite 1500 Health Care Index	20.04%	10.81%	10.06%
S&P 500 Index	38.02%	15.27%	13.00%
The S&P Composite 1500 Health Care Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The S&P 500 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,042,223,289%
Total number of portfolio holdings (excluding derivatives, if any)	$106%
Total investment management fees paid	$9,690,767%
Portfolio turnover rate	$40%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	28.6%
Health Care Providers & Services	23.8%
Biotechnology	20.9%
Health Care Equipment & Services & Supplies	14.3%
Life Sciences Tools & Services	9.8%
Health Care Technology	0.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGHSX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Healthcare Fund
Class R5/HGHTX
This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$114	1.03%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P Composite 1500 Health Care Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the small-cap Biopharma, mid-cap Biopharma, and large-cap Biopharma sub-sectors.
  Top individual contributors over the period were underweight positions in Johnson & Johnson (large-cap Biopharma), CVS Health (Health Care Services) and the Fund’s out-of-benchmark position in UCB (large-cap Biopharma).
  An overweight allocation to mid-cap Biopharma contributed positively to relative performance.
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare Services sub-sector.
  Security selection within the Healthcare Services and Medical Technology sub-sectors contributed negatively to relative performance.
  The largest individual detractors over the period were an underweight position in AbbVie (large-cap Biopharma), overweight to Humana (Healthcare Services), and the Fund’s out-of-benchmark position in agilon health (Healthcare Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R5
$10,000 starting value
$22,962 ending value
S&P 500 Index
$10,000 starting value
$33,950 ending value
S&P Composite 1500 Health Care Index
$10,000 starting value
$26,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	20.78%	8.52%	8.67%
S&P Composite 1500 Health Care Index	20.04%	10.81%	10.06%
S&P 500 Index	38.02%	15.27%	13.00%
The S&P Composite 1500 Health Care Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The S&P 500 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,042,223,289%
Total number of portfolio holdings (excluding derivatives, if any)	$106%
Total investment management fees paid	$9,690,767%
Portfolio turnover rate	$40%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	28.6%
Health Care Providers & Services	23.8%
Biotechnology	20.9%
Health Care Equipment & Services & Supplies	14.3%
Life Sciences Tools & Services	9.8%
Health Care Technology	0.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGHTX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Healthcare Fund
Class R6/HGHVX
This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$102	0.92%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P Composite 1500 Health Care Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the small-cap Biopharma, mid-cap Biopharma, and large-cap Biopharma sub-sectors.
  Top individual contributors over the period were underweight positions in Johnson & Johnson (large-cap Biopharma), CVS Health (Health Care Services) and the Fund’s out-of-benchmark position in UCB (large-cap Biopharma).
  An overweight allocation to mid-cap Biopharma contributed positively to relative performance.
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare Services sub-sector.
  Security selection within the Healthcare Services and Medical Technology sub-sectors contributed negatively to relative performance.
  The largest individual detractors over the period were an underweight position in AbbVie (large-cap Biopharma), overweight to Humana (Healthcare Services), and the Fund’s out-of-benchmark position in agilon health (Healthcare Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R6
$10,000 starting value
$23,201 ending value

S&P Composite 1500 Health Care Index
$10,000 starting value
$26,071 ending value

S&P 500 Index
$10,000 starting value
$33,950 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	20.88%	8.64%	8.78%
S&P Composite 1500 Health Care Index	20.04%	10.81%	10.06%
S&P 500 Index	38.02%	15.27%	13.00%
Class R6 shares commenced operations on February 28, 2019 and performance prior to that date is that of the Fund’s Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The S&P Composite 1500 Health Care Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The S&P 500 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,042,223,289%
Total number of portfolio holdings (excluding derivatives, if any)	$106%
Total investment management fees paid	$9,690,767%
Portfolio turnover rate	$40%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	28.6%
Health Care Providers & Services	23.8%
Biotechnology	20.9%
Health Care Equipment & Services & Supplies	14.3%
Life Sciences Tools & Services	9.8%
Health Care Technology	0.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGHVX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Healthcare Fund
Class Y/HGHYX
This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$114	1.03%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P Composite 1500 Health Care Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the small-cap Biopharma, mid-cap Biopharma, and large-cap Biopharma sub-sectors.
  Top individual contributors over the period were underweight positions in Johnson & Johnson (large-cap Biopharma), CVS Health (Health Care Services) and the Fund’s out-of-benchmark position in UCB (large-cap Biopharma).
  An overweight allocation to mid-cap Biopharma contributed positively to relative performance.
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare Services sub-sector.
  Security selection within the Healthcare Services and Medical Technology sub-sectors contributed negatively to relative performance.
  The largest individual detractors over the period were an underweight position in AbbVie (large-cap Biopharma), overweight to Humana (Healthcare Services), and the Fund’s out-of-benchmark position in agilon health (Healthcare Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$1,000,000
$800,000
$600,000
$400,000
$200,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class Y
$250,000 starting value
$577,269 ending value

S&P 500 Index
$250,000 starting value
$848,762 ending value

S&P Composite 1500 Health Care Index
$250,000 starting value
$651,781 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	20.79%	8.54%	8.73%
S&P Composite 1500 Health Care Index	20.04%	10.81%	10.06%
S&P 500 Index	38.02%	15.27%	13.00%
The S&P Composite 1500 Health Care Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The S&P 500 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,042,223,289%
Total number of portfolio holdings (excluding derivatives, if any)	$106%
Total investment management fees paid	$9,690,767%
Portfolio turnover rate	$40%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	28.6%
Health Care Providers & Services	23.8%
Biotechnology	20.9%
Health Care Equipment & Services & Supplies	14.3%
Life Sciences Tools & Services	9.8%
Health Care Technology	0.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGHYX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Healthcare Fund
Class F/HGHFX
This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$102	0.92%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P Composite 1500 Health Care Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the small-cap Biopharma, mid-cap Biopharma, and large-cap Biopharma sub-sectors.
  Top individual contributors over the period were underweight positions in Johnson & Johnson (large-cap Biopharma), CVS Health (Health Care Services) and the Fund’s out-of-benchmark position in UCB (large-cap Biopharma).
  An overweight allocation to mid-cap Biopharma contributed positively to relative performance.
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare Services sub-sector.
  Security selection within the Healthcare Services and Medical Technology sub-sectors contributed negatively to relative performance.
  The largest individual detractors over the period were an underweight position in AbbVie (large-cap Biopharma), overweight to Humana (Healthcare Services), and the Fund’s out-of-benchmark position in agilon health (Healthcare Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class F
$1,000,000 starting value
$2,314,328 ending value
S&P 500 Index
$1,000,000 starting value
$3,395,049 ending value
S&P Composite 1500 Health Care Index
$1,000,000 starting value
$2,607,123 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	20.92%	8.64%	8.75%
S&P Composite 1500 Health Care Index	20.04%	10.81%	10.06%
S&P 500 Index	38.02%	15.27%	13.00%
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The S&P Composite 1500 Health Care Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The S&P 500 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,042,223,289%
Total number of portfolio holdings (excluding derivatives, if any)	$106%
Total investment management fees paid	$9,690,767%
Portfolio turnover rate	$40%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	28.6%
Health Care Providers & Services	23.8%
Biotechnology	20.9%
Health Care Equipment & Services & Supplies	14.3%
Life Sciences Tools & Services	9.8%
Health Care Technology	0.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGHFX_1024
Annual Shareholder Report
October 31, 2024
The Hartford MidCap Fund
Class A/HFMCX
This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.11%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose, as measured by the S&P 500 Index, over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P MidCap 400 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Energy, Utilities, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Fair Isaac (Information Technology), Targa Resources (Energy), and Nuvei (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Staples sectors.
  The largest individual detractors over the period were out-of-benchmark positions in agilon health (Healthcare) and Dexcom (Healthcare), and not holding Super Micro Computers (Information Technology).
  Sector allocation, a result of the team’s bottom-up stock selection process, was also a detractor to relative performance during the period due to an overweight allocation to the Healthcare sector and an underweight to the Financials sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class A
$9,450 starting value
$20,084 ending value
S&P MidCap 400 Index
$10,000 starting value
$25,602 ending value
Russell Midcap Growth Index
$10,000 starting value
$28,880 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	16.77%	4.19%	7.22%
Class A (without 5.50% maximum front-end sales charge)	23.56%	5.38%	7.83%
S&P MidCap 400 Index	32.99%	11.37%	9.86%
Russell Midcap Growth Index	38.67%	11.46%	11.19%
Russell 3000 Index	37.86%	14.60%	12.44%
The S&P MidCap 400 Index serves as the Fund’s performance index. The Russell Midcap Growth Index serves as the Fund’s secondary performance index. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance. Effective December 31, 2024, the Russell Midcap Growth Index will replace the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,411,536,635%
Total number of portfolio holdings (excluding derivatives, if any)	$92%
Total investment management fees paid	$42,893,347%
Portfolio turnover rate	$51%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	24.3%
Industrials	17.6%
Consumer Discretionary	15.3%
Health Care	13.9%
Financials	13.6%
Energy	4.2%
Utilities	3.5%
Communication Services	2.9%
Consumer Staples	2.5%
Real Estate	1.2%
Materials	0.8%
Short-Term Investments	1.2%
Other Assets & Liabilities	(1.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFMCX_1024
Annual Shareholder Report
October 31, 2024
The Hartford MidCap Fund
Class C/HMDCX
This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$214	1.92%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose, as measured by the S&P 500 Index, over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P MidCap 400 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Energy, Utilities, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Fair Isaac (Information Technology), Targa Resources (Energy), and Nuvei (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Staples sectors.
  The largest individual detractors over the period were out-of-benchmark positions in agilon health (Healthcare) and Dexcom (Healthcare), and not holding Super Micro Computers (Information Technology).
  Sector allocation, a result of the team’s bottom-up stock selection process, was also a detractor to relative performance during the period due to an overweight allocation to the Healthcare sector and an underweight to the Financials sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class C
$10,000 starting value
$19,697 ending value
S&P MidCap 400 Index
$10,000 starting value
$25,602 ending value
Russell Midcap Growth Index
$10,000 starting value
$28,880 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	21.49%	4.56%	7.01%
Class C (without 1.00% contingent deferred sales charge)	22.49%	4.56%	7.01%
S&P MidCap 400 Index	32.99%	11.37%	9.86%
Russell Midcap Growth Index	38.67%	11.46%	11.19%
Russell 3000 Index	37.86%	14.60%	12.44%
The S&P MidCap 400 Index serves as the Fund’s performance index. The Russell Midcap Growth Index serves as the Fund’s secondary performance index. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance. Effective December 31, 2024, the Russell Midcap Growth Index will replace the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,411,536,635%
Total number of portfolio holdings (excluding derivatives, if any)	$92%
Total investment management fees paid	$42,893,347%
Portfolio turnover rate	$51%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	24.3%
Industrials	17.6%
Consumer Discretionary	15.3%
Health Care	13.9%
Financials	13.6%
Energy	4.2%
Utilities	3.5%
Communication Services	2.9%
Consumer Staples	2.5%
Real Estate	1.2%
Materials	0.8%
Short-Term Investments	1.2%
Other Assets & Liabilities	(1.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMDCX_1024
Annual Shareholder Report
October 31, 2024
The Hartford MidCap Fund
Class I/HFMIX
This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.84%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose, as measured by the S&P 500 Index, over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P MidCap 400 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Energy, Utilities, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Fair Isaac (Information Technology), Targa Resources (Energy), and Nuvei (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Staples sectors.
  The largest individual detractors over the period were out-of-benchmark positions in agilon health (Healthcare) and Dexcom (Healthcare), and not holding Super Micro Computers (Information Technology).
  Sector allocation, a result of the team’s bottom-up stock selection process, was also a detractor to relative performance during the period due to an overweight allocation to the Healthcare sector and an underweight to the Financials sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class I
$10,000 starting value
$21,777 ending value
S&P MidCap 400 Index
$10,000 starting value
$25,602 ending value
Russell Midcap Growth Index
$10,000 starting value
$28,880 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	23.86%	5.64%	8.09%
S&P MidCap 400 Index	32.99%	11.37%	9.86%
Russell Midcap Growth Index	38.67%	11.46%	11.19%
Russell 3000 Index	37.86%	14.60%	12.44%
The S&P MidCap 400 Index serves as the Fund’s performance index. The Russell Midcap Growth Index serves as the Fund’s secondary performance index. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance. Effective December 31, 2024, the Russell Midcap Growth Index will replace the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,411,536,635%
Total number of portfolio holdings (excluding derivatives, if any)	$92%
Total investment management fees paid	$42,893,347%
Portfolio turnover rate	$51%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	24.3%
Industrials	17.6%
Consumer Discretionary	15.3%
Health Care	13.9%
Financials	13.6%
Energy	4.2%
Utilities	3.5%
Communication Services	2.9%
Consumer Staples	2.5%
Real Estate	1.2%
Materials	0.8%
Short-Term Investments	1.2%
Other Assets & Liabilities	(1.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFMIX_1024
Annual Shareholder Report
October 31, 2024
The Hartford MidCap Fund
Class R3/HFMRX
This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$164	1.47%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose, as measured by the S&P 500 Index, over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P MidCap 400 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Energy, Utilities, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Fair Isaac (Information Technology), Targa Resources (Energy), and Nuvei (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Staples sectors.
  The largest individual detractors over the period were out-of-benchmark positions in agilon health (Healthcare) and Dexcom (Healthcare), and not holding Super Micro Computers (Information Technology).
  Sector allocation, a result of the team’s bottom-up stock selection process, was also a detractor to relative performance during the period due to an overweight allocation to the Healthcare sector and an underweight to the Financials sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R3
$10,000 starting value
$20,523 ending value
S&P MidCap 400 Index
$10,000 starting value
$25,602 ending value
Russell Midcap Growth Index
$10,000 starting value
$28,880 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	23.12%	5.00%	7.45%
S&P MidCap 400 Index	32.99%	11.37%	9.86%
Russell Midcap Growth Index	38.67%	11.46%	11.19%
Russell 3000 Index	37.86%	14.60%	12.44%
The S&P MidCap 400 Index serves as the Fund’s performance index. The Russell Midcap Growth Index serves as the Fund’s secondary performance index. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance. Effective December 31, 2024, the Russell Midcap Growth Index will replace the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,411,536,635%
Total number of portfolio holdings (excluding derivatives, if any)	$92%
Total investment management fees paid	$42,893,347%
Portfolio turnover rate	$51%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	24.3%
Industrials	17.6%
Consumer Discretionary	15.3%
Health Care	13.9%
Financials	13.6%
Energy	4.2%
Utilities	3.5%
Communication Services	2.9%
Consumer Staples	2.5%
Real Estate	1.2%
Materials	0.8%
Short-Term Investments	1.2%
Other Assets & Liabilities	(1.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFMRX_1024
Annual Shareholder Report
October 31, 2024
The Hartford MidCap Fund
Class R4/HFMSX
This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$127	1.14%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose, as measured by the S&P 500 Index, over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P MidCap 400 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Energy, Utilities, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Fair Isaac (Information Technology), Targa Resources (Energy), and Nuvei (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Staples sectors.
  The largest individual detractors over the period were out-of-benchmark positions in agilon health (Healthcare) and Dexcom (Healthcare), and not holding Super Micro Computers (Information Technology).
  Sector allocation, a result of the team’s bottom-up stock selection process, was also a detractor to relative performance during the period due to an overweight allocation to the Healthcare sector and an underweight to the Financials sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R4
$10,000 starting value
$21,186 ending value
Russell Midcap Growth Index
$10,000 starting value
$28,880 ending value
S&P MidCap 400 Index
$10,000 starting value
$25,602 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	23.50%	5.33%	7.79%
S&P MidCap 400 Index	32.99%	11.37%	9.86%
Russell Midcap Growth Index	38.67%	11.46%	11.19%
Russell 3000 Index	37.86%	14.60%	12.44%
The S&P MidCap 400 Index serves as the Fund’s performance index. The Russell Midcap Growth Index serves as the Fund’s secondary performance index. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance. Effective December 31, 2024, the Russell Midcap Growth Index will replace the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,411,536,635%
Total number of portfolio holdings (excluding derivatives, if any)	$92%
Total investment management fees paid	$42,893,347%
Portfolio turnover rate	$51%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	24.3%
Industrials	17.6%
Consumer Discretionary	15.3%
Health Care	13.9%
Financials	13.6%
Energy	4.2%
Utilities	3.5%
Communication Services	2.9%
Consumer Staples	2.5%
Real Estate	1.2%
Materials	0.8%
Short-Term Investments	1.2%
Other Assets & Liabilities	(1.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFMSX_1024
Annual Shareholder Report
October 31, 2024
The Hartford MidCap Fund
Class R5/HFMTX
This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$96	0.86%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose, as measured by the S&P 500 Index, over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P MidCap 400 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Energy, Utilities, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Fair Isaac (Information Technology), Targa Resources (Energy), and Nuvei (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Staples sectors.
  The largest individual detractors over the period were out-of-benchmark positions in agilon health (Healthcare) and Dexcom (Healthcare), and not holding Super Micro Computers (Information Technology).
  Sector allocation, a result of the team’s bottom-up stock selection process, was also a detractor to relative performance during the period due to an overweight allocation to the Healthcare sector and an underweight to the Financials sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R5
$10,000 starting value
$21,820 ending value
Russell Midcap Growth Index
$10,000 starting value
$28,880 ending value
S&P MidCap 400 Index
$10,000 starting value
$25,602 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	23.83%	5.65%	8.11%
S&P MidCap 400 Index	32.99%	11.37%	9.86%
Russell Midcap Growth Index	38.67%	11.46%	11.19%
Russell 3000 Index	37.86%	14.60%	12.44%
The S&P MidCap 400 Index serves as the Fund’s performance index. The Russell Midcap Growth Index serves as the Fund’s secondary performance index. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance. Effective December 31, 2024, the Russell Midcap Growth Index will replace the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,411,536,635%
Total number of portfolio holdings (excluding derivatives, if any)	$92%
Total investment management fees paid	$42,893,347%
Portfolio turnover rate	$51%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	24.3%
Industrials	17.6%
Consumer Discretionary	15.3%
Health Care	13.9%
Financials	13.6%
Energy	4.2%
Utilities	3.5%
Communication Services	2.9%
Consumer Staples	2.5%
Real Estate	1.2%
Materials	0.8%
Short-Term Investments	1.2%
Other Assets & Liabilities	(1.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFMTX_1024
Annual Shareholder Report
October 31, 2024
The Hartford MidCap Fund
Class R6/HFMVX
This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$84	0.75%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose, as measured by the S&P 500 Index, over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P MidCap 400 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Energy, Utilities, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Fair Isaac (Information Technology), Targa Resources (Energy), and Nuvei (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Staples sectors.
  The largest individual detractors over the period were out-of-benchmark positions in agilon health (Healthcare) and Dexcom (Healthcare), and not holding Super Micro Computers (Information Technology).
  Sector allocation, a result of the team’s bottom-up stock selection process, was also a detractor to relative performance during the period due to an overweight allocation to the Healthcare sector and an underweight to the Financials sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R6
$10,000 starting value
$22,038 ending value
S&P MidCap 400 Index
$10,000 starting value
$25,602 ending value
Russell Midcap Growth Index
$10,000 starting value
$28,880 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	23.99%	5.75%	8.22%
S&P MidCap 400 Index	32.99%	11.37%	9.86%
Russell Midcap Growth Index	38.67%	11.46%	11.19%
Russell 3000 Index	37.86%	14.60%	12.44%
Class R6 shares commenced operations on November 7, 2014 and performance prior to that date is that of the Fund’s Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The S&P MidCap 400 Index serves as the Fund’s performance index. The Russell Midcap Growth Index serves as the Fund’s secondary performance index. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance. Effective December 31, 2024, the Russell Midcap Growth Index will replace the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,411,536,635%
Total number of portfolio holdings (excluding derivatives, if any)	$92%
Total investment management fees paid	$42,893,347%
Portfolio turnover rate	$51%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	24.3%
Industrials	17.6%
Consumer Discretionary	15.3%
Health Care	13.9%
Financials	13.6%
Energy	4.2%
Utilities	3.5%
Communication Services	2.9%
Consumer Staples	2.5%
Real Estate	1.2%
Materials	0.8%
Short-Term Investments	1.2%
Other Assets & Liabilities	(1.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFMVX_1024
Annual Shareholder Report
October 31, 2024
The Hartford MidCap Fund
Class Y/HMDYX
This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$96	0.86%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose, as measured by the S&P 500 Index, over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P MidCap 400 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Energy, Utilities, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Fair Isaac (Information Technology), Targa Resources (Energy), and Nuvei (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Staples sectors.
  The largest individual detractors over the period were out-of-benchmark positions in agilon health (Healthcare) and Dexcom (Healthcare), and not holding Super Micro Computers (Information Technology).
  Sector allocation, a result of the team’s bottom-up stock selection process, was also a detractor to relative performance during the period due to an overweight allocation to the Healthcare sector and an underweight to the Financials sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$1,000,000
$800,000
$600,000
$400,000
$200,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class Y
$250,000 starting value
$548,627 ending value
Russell Midcap Growth Index
$250,000 starting value
$722,000 ending value
S&P MidCap 400 Index
$250,000 starting value
$640,058 ending value
Russell 3000 Index
$250,000 starting value
$807,441 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	23.87%	5.69%	8.18%
S&P MidCap 400 Index	32.99%	11.37%	9.86%
Russell Midcap Growth Index	38.67%	11.46%	11.19%
Russell 3000 Index	37.86%	14.60%	12.44%
The S&P MidCap 400 Index serves as the Fund’s performance index. The Russell Midcap Growth Index serves as the Fund’s secondary performance index. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance. Effective December 31, 2024, the Russell Midcap Growth Index will replace the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,411,536,635%
Total number of portfolio holdings (excluding derivatives, if any)	$92%
Total investment management fees paid	$42,893,347%
Portfolio turnover rate	$51%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	24.3%
Industrials	17.6%
Consumer Discretionary	15.3%
Health Care	13.9%
Financials	13.6%
Energy	4.2%
Utilities	3.5%
Communication Services	2.9%
Consumer Staples	2.5%
Real Estate	1.2%
Materials	0.8%
Short-Term Investments	1.2%
Other Assets & Liabilities	(1.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMDYX_1024
Annual Shareholder Report
October 31, 2024
The Hartford MidCap Fund
Class F/HMDFX
This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$84	0.75%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose, as measured by the S&P 500 Index, over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P MidCap 400 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Energy, Utilities, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Fair Isaac (Information Technology), Targa Resources (Energy), and Nuvei (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Staples sectors.
  The largest individual detractors over the period were out-of-benchmark positions in agilon health (Healthcare) and Dexcom (Healthcare), and not holding Super Micro Computers (Information Technology).
  Sector allocation, a result of the team’s bottom-up stock selection process, was also a detractor to relative performance during the period due to an overweight allocation to the Healthcare sector and an underweight to the Financials sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class F
$1,000,000 starting value
$2,194,693 ending value
S&P MidCap 400 Index
$1,000,000 starting value
$2,560,233 ending value
Russell Midcap Growth Index
$1,000,000 starting value
$2,888,002 ending value
Russell 3000 Index
$1,000,000 starting value
$3,229,763 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	23.98%	5.75%	8.18%
S&P MidCap 400 Index	32.99%	11.37%	9.86%
Russell Midcap Growth Index	38.67%	11.46%	11.19%
Russell 3000 Index	37.86%	14.60%	12.44%
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The S&P MidCap 400 Index serves as the Fund’s performance index. The Russell Midcap Growth Index serves as the Fund’s secondary performance index. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance. Effective December 31, 2024, the Russell Midcap Growth Index will replace the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,411,536,635%
Total number of portfolio holdings (excluding derivatives, if any)	$92%
Total investment management fees paid	$42,893,347%
Portfolio turnover rate	$51%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	24.3%
Industrials	17.6%
Consumer Discretionary	15.3%
Health Care	13.9%
Financials	13.6%
Energy	4.2%
Utilities	3.5%
Communication Services	2.9%
Consumer Staples	2.5%
Real Estate	1.2%
Materials	0.8%
Short-Term Investments	1.2%
Other Assets & Liabilities	(1.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMDFX_1024
Annual Shareholder Report
October 31, 2024
The Hartford MidCap Value Fund
Class A/HMVAX
This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.14%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a contributor to relative performance during the period due to the Fund’s overweight allocations to the Financials and Consumer Discretionary sectors, and underweight allocation to the Utilities sector.
  Security selection within the Consumer Staples, Information Technology, and Communication Services sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Coherent (Information Technology), Synovus Financial (Financials), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Consumer Discretionary, Healthcare, and Energy sectors.
  The Fund’s underweight allocations to the Real Estate and Industrials sectors and overweight to the Consumer Staples sector also detracted from relative results.
  The largest individual detractors over the period were overweight positions in Flagstar Financial (Financials), Integra LifeSciences Holdings (Healthcare), and an out-of-benchmark position in Goodyear Tire&Rubber (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class A
$9,450 starting value
$20,153 ending value
Russell Midcap Value Index
$10,000 starting value
$22,463 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	22.93%	8.84%	7.26%
Class A (without 5.50% maximum front-end sales charge)	30.09%	10.08%	7.87%
Russell Midcap Value Index	34.03%	9.93%	8.43%
Russell 3000 Index	37.86%	14.60%	12.44%
The Russell Midcap Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,054,982,771%
Total number of portfolio holdings (excluding derivatives, if any)	$81%
Total investment management fees paid	$7,075,306%
Portfolio turnover rate	$132%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.9%
Industrials	19.0%
Utilities	9.6%
Consumer Discretionary	8.9%
Health Care	8.6%
Real Estate	7.1%
Energy	6.1%
Materials	6.1%
Information Technology	5.6%
Communication Services	3.4%
Consumer Staples	3.3%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMVAX_1024
Annual Shareholder Report
October 31, 2024
The Hartford MidCap Value Fund
Class C/HMVCX
This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$223	1.95%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a contributor to relative performance during the period due to the Fund’s overweight allocations to the Financials and Consumer Discretionary sectors, and underweight allocation to the Utilities sector.
  Security selection within the Consumer Staples, Information Technology, and Communication Services sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Coherent (Information Technology), Synovus Financial (Financials), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Consumer Discretionary, Healthcare, and Energy sectors.
  The Fund’s underweight allocations to the Real Estate and Industrials sectors and overweight to the Consumer Staples sector also detracted from relative results.
  The largest individual detractors over the period were overweight positions in Flagstar Financial (Financials), Integra LifeSciences Holdings (Healthcare), and an out-of-benchmark position in Goodyear Tire&Rubber (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class C
$10,000 starting value
$19,770 ending value
Russell Midcap Value Index
$10,000 starting value
$22,463 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	28.09%	9.22%	7.05%
Class C (without 1.00% contingent deferred sales charge)	29.09%	9.22%	7.05%
Russell Midcap Value Index	34.03%	9.93%	8.43%
Russell 3000 Index	37.86%	14.60%	12.44%
The Russell Midcap Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,054,982,771%
Total number of portfolio holdings (excluding derivatives, if any)	$81%
Total investment management fees paid	$7,075,306%
Portfolio turnover rate	$132%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.9%
Industrials	19.0%
Utilities	9.6%
Consumer Discretionary	8.9%
Health Care	8.6%
Real Estate	7.1%
Energy	6.1%
Materials	6.1%
Information Technology	5.6%
Communication Services	3.4%
Consumer Staples	3.3%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMVCX_1024
Annual Shareholder Report
October 31, 2024
The Hartford MidCap Value Fund
Class I/HMVJX
This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.87%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a contributor to relative performance during the period due to the Fund’s overweight allocations to the Financials and Consumer Discretionary sectors, and underweight allocation to the Utilities sector.
  Security selection within the Consumer Staples, Information Technology, and Communication Services sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Coherent (Information Technology), Synovus Financial (Financials), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Consumer Discretionary, Healthcare, and Energy sectors.
  The Fund’s underweight allocations to the Real Estate and Industrials sectors and overweight to the Consumer Staples sector also detracted from relative results.
  The largest individual detractors over the period were overweight positions in Flagstar Financial (Financials), Integra LifeSciences Holdings (Healthcare), and an out-of-benchmark position in Goodyear Tire&Rubber (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class I
$10,000 starting value
$21,959 ending value
Russell Midcap Value Index
$10,000 starting value
$22,463 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	30.46%	10.41%	8.18%
Russell Midcap Value Index	34.03%	9.93%	8.43%
Russell 3000 Index	37.86%	14.60%	12.44%
The Russell Midcap Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,054,982,771%
Total number of portfolio holdings (excluding derivatives, if any)	$81%
Total investment management fees paid	$7,075,306%
Portfolio turnover rate	$132%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.9%
Industrials	19.0%
Utilities	9.6%
Consumer Discretionary	8.9%
Health Care	8.6%
Real Estate	7.1%
Energy	6.1%
Materials	6.1%
Information Technology	5.6%
Communication Services	3.4%
Consumer Staples	3.3%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMVJX_1024
Annual Shareholder Report
October 31, 2024
The Hartford MidCap Value Fund
Class R3/HMVRX
This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$170	1.48%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a contributor to relative performance during the period due to the Fund’s overweight allocations to the Financials and Consumer Discretionary sectors, and underweight allocation to the Utilities sector.
  Security selection within the Consumer Staples, Information Technology, and Communication Services sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Coherent (Information Technology), Synovus Financial (Financials), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Consumer Discretionary, Healthcare, and Energy sectors.
  The Fund’s underweight allocations to the Real Estate and Industrials sectors and overweight to the Consumer Staples sector also detracted from relative results.
  The largest individual detractors over the period were overweight positions in Flagstar Financial (Financials), Integra LifeSciences Holdings (Healthcare), and an out-of-benchmark position in Goodyear Tire&Rubber (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R3
$10,000 starting value
$20,699 ending value
Russell Midcap Value Index
$10,000 starting value
$22,463 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	29.70%	9.75%	7.55%
Russell Midcap Value Index	34.03%	9.93%	8.43%
Russell 3000 Index	37.86%	14.60%	12.44%
The Russell Midcap Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,054,982,771%
Total number of portfolio holdings (excluding derivatives, if any)	$81%
Total investment management fees paid	$7,075,306%
Portfolio turnover rate	$132%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.9%
Industrials	19.0%
Utilities	9.6%
Consumer Discretionary	8.9%
Health Care	8.6%
Real Estate	7.1%
Energy	6.1%
Materials	6.1%
Information Technology	5.6%
Communication Services	3.4%
Consumer Staples	3.3%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMVRX_1024
Annual Shareholder Report
October 31, 2024
The Hartford MidCap Value Fund
Class R4/HMVSX
This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$136	1.18%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a contributor to relative performance during the period due to the Fund’s overweight allocations to the Financials and Consumer Discretionary sectors, and underweight allocation to the Utilities sector.
  Security selection within the Consumer Staples, Information Technology, and Communication Services sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Coherent (Information Technology), Synovus Financial (Financials), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Consumer Discretionary, Healthcare, and Energy sectors.
  The Fund’s underweight allocations to the Real Estate and Industrials sectors and overweight to the Consumer Staples sector also detracted from relative results.
  The largest individual detractors over the period were overweight positions in Flagstar Financial (Financials), Integra LifeSciences Holdings (Healthcare), and an out-of-benchmark position in Goodyear Tire&Rubber (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R4
$10,000 starting value
$21,339 ending value

Russell Midcap Value Index
$10,000 starting value
$22,463 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	30.13%	10.07%	7.87%
Russell Midcap Value Index	34.03%	9.93%	8.43%
Russell 3000 Index	37.86%	14.60%	12.44%
The Russell Midcap Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,054,982,771%
Total number of portfolio holdings (excluding derivatives, if any)	$81%
Total investment management fees paid	$7,075,306%
Portfolio turnover rate	$132%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.9%
Industrials	19.0%
Utilities	9.6%
Consumer Discretionary	8.9%
Health Care	8.6%
Real Estate	7.1%
Energy	6.1%
Materials	6.1%
Information Technology	5.6%
Communication Services	3.4%
Consumer Staples	3.3%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMVSX_1024
Annual Shareholder Report
October 31, 2024
The Hartford MidCap Value Fund
Class R5/HMVTX
This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$101	0.88%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a contributor to relative performance during the period due to the Fund’s overweight allocations to the Financials and Consumer Discretionary sectors, and underweight allocation to the Utilities sector.
  Security selection within the Consumer Staples, Information Technology, and Communication Services sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Coherent (Information Technology), Synovus Financial (Financials), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Consumer Discretionary, Healthcare, and Energy sectors.
  The Fund’s underweight allocations to the Real Estate and Industrials sectors and overweight to the Consumer Staples sector also detracted from relative results.
  The largest individual detractors over the period were overweight positions in Flagstar Financial (Financials), Integra LifeSciences Holdings (Healthcare), and an out-of-benchmark position in Goodyear Tire&Rubber (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R5
$10,000 starting value
$21,996 ending value

Russell Midcap Value Index
$10,000 starting value
$22,463 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	30.46%	10.40%	8.20%
Russell Midcap Value Index	34.03%	9.93%	8.43%
Russell 3000 Index	37.86%	14.60%	12.44%
The Russell Midcap Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,054,982,771%
Total number of portfolio holdings (excluding derivatives, if any)	$81%
Total investment management fees paid	$7,075,306%
Portfolio turnover rate	$132%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.9%
Industrials	19.0%
Utilities	9.6%
Consumer Discretionary	8.9%
Health Care	8.6%
Real Estate	7.1%
Energy	6.1%
Materials	6.1%
Information Technology	5.6%
Communication Services	3.4%
Consumer Staples	3.3%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMVTX_1024
Annual Shareholder Report
October 31, 2024
The Hartford MidCap Value Fund
Class R6/HMVUX
This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$88	0.76%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a contributor to relative performance during the period due to the Fund’s overweight allocations to the Financials and Consumer Discretionary sectors, and underweight allocation to the Utilities sector.
  Security selection within the Consumer Staples, Information Technology, and Communication Services sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Coherent (Information Technology), Synovus Financial (Financials), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Consumer Discretionary, Healthcare, and Energy sectors.
  The Fund’s underweight allocations to the Real Estate and Industrials sectors and overweight to the Consumer Staples sector also detracted from relative results.
  The largest individual detractors over the period were overweight positions in Flagstar Financial (Financials), Integra LifeSciences Holdings (Healthcare), and an out-of-benchmark position in Goodyear Tire&Rubber (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R6
$10,000 starting value
$22,163 ending value
Russell Midcap Value Index
$10,000 starting value
$22,463 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	30.56%	10.53%	8.28%
Russell Midcap Value Index	34.03%	9.93%	8.43%
Russell 3000 Index	37.86%	14.60%	12.44%
Class R6 shares commenced operations on June 22, 2022 and performance for Class R6 shares prior to this date reflects the performance of the Fund's Class F shares from February 28, 2017 through June 21, 2022 and the Fund's Class I shares prior to February 28, 2017. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Russell Midcap Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,054,982,771%
Total number of portfolio holdings (excluding derivatives, if any)	$81%
Total investment management fees paid	$7,075,306%
Portfolio turnover rate	$132%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.9%
Industrials	19.0%
Utilities	9.6%
Consumer Discretionary	8.9%
Health Care	8.6%
Real Estate	7.1%
Energy	6.1%
Materials	6.1%
Information Technology	5.6%
Communication Services	3.4%
Consumer Staples	3.3%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMVUX_1024
Annual Shareholder Report
October 31, 2024
The Hartford MidCap Value Fund
Class Y/HMVYX
This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$100	0.87%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a contributor to relative performance during the period due to the Fund’s overweight allocations to the Financials and Consumer Discretionary sectors, and underweight allocation to the Utilities sector.
  Security selection within the Consumer Staples, Information Technology, and Communication Services sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Coherent (Information Technology), Synovus Financial (Financials), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Consumer Discretionary, Healthcare, and Energy sectors.
  The Fund’s underweight allocations to the Real Estate and Industrials sectors and overweight to the Consumer Staples sector also detracted from relative results.
  The largest individual detractors over the period were overweight positions in Flagstar Financial (Financials), Integra LifeSciences Holdings (Healthcare), and an out-of-benchmark position in Goodyear Tire&Rubber (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$1,000,000
$800,000
$600,000
$400,000
$200,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class Y
$250,000 starting value
$552,426 ending value
Russell 3000 Index
$250,000 starting value
$807,441 ending value
Russell Midcap Value Index
$250,000 starting value
$561,577 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	30.42%	10.41%	8.25%
Russell Midcap Value Index	34.03%	9.93%	8.43%
Russell 3000 Index	37.86%	14.60%	12.44%
The Russell Midcap Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,054,982,771%
Total number of portfolio holdings (excluding derivatives, if any)	$81%
Total investment management fees paid	$7,075,306%
Portfolio turnover rate	$132%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.9%
Industrials	19.0%
Utilities	9.6%
Consumer Discretionary	8.9%
Health Care	8.6%
Real Estate	7.1%
Energy	6.1%
Materials	6.1%
Information Technology	5.6%
Communication Services	3.4%
Consumer Staples	3.3%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMVYX_1024
Annual Shareholder Report
October 31, 2024
The Hartford MidCap Value Fund
Class F/HMVFX
This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$88	0.76%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a contributor to relative performance during the period due to the Fund’s overweight allocations to the Financials and Consumer Discretionary sectors, and underweight allocation to the Utilities sector.
  Security selection within the Consumer Staples, Information Technology, and Communication Services sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Coherent (Information Technology), Synovus Financial (Financials), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Consumer Discretionary, Healthcare, and Energy sectors.
  The Fund’s underweight allocations to the Real Estate and Industrials sectors and overweight to the Consumer Staples sector also detracted from relative results.
  The largest individual detractors over the period were overweight positions in Flagstar Financial (Financials), Integra LifeSciences Holdings (Healthcare), and an out-of-benchmark position in Goodyear Tire&Rubber (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class F
$1,000,000 starting value
$2,215,608 ending value
Russell 3000 Index
$1,000,000 starting value
$3,229,763 ending value
Russell Midcap Value Index
$1,000,000 starting value
$2,246,306 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	30.56%	10.52%	8.28%
Russell Midcap Value Index	34.03%	9.93%	8.43%
Russell 3000 Index	37.86%	14.60%	12.44%
Class F shares commenced operations on February 28, 2017 and performance for Class F shares prior to February 28, 2017 reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Russell Midcap Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,054,982,771%
Total number of portfolio holdings (excluding derivatives, if any)	$81%
Total investment management fees paid	$7,075,306%
Portfolio turnover rate	$132%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.9%
Industrials	19.0%
Utilities	9.6%
Consumer Discretionary	8.9%
Health Care	8.6%
Real Estate	7.1%
Energy	6.1%
Materials	6.1%
Information Technology	5.6%
Communication Services	3.4%
Consumer Staples	3.3%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMVFX_1024
Annual Shareholder Report
October 31, 2024
Hartford Small Cap Value Fund
Class A/HSMAX
This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.30%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Communication Services, Real Estate and Energy sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s underweight allocation to the Energy sector and overweight to the Financials sector.
  Top individual contributors over the period were overweight positions in REV Group (Industrials) and Piedmont Office Realty Trust (Real Estate) and an out-of-benchmark position in InterDigital (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Materials, and Consumer Staples sectors.
  Underweight allocations to the Real Estate and Materials sectors detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Veradigm (Information Technology) and Pacira Biosciences (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class A
$9,450 starting value
$19,149 ending value

Russell 2000 Value Index
$10,000 starting value
$20,280 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	24.32%	8.57%	6.71%
Class A (without 5.50% maximum front-end sales charge)	31.56%	9.80%	7.32%
Russell 2000 Value Index	31.77%	8.42%	7.33%
Russell 3000 Index	37.86%	14.60%	12.44%
Performance for the Fund prior to November 1, 2018 reflects when the Fund pursued different strategies.
The Russell 2000 Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$124,682,872%
Total number of portfolio holdings (excluding derivatives, if any)	$67%
Total investment management fees paid	$836,971%
Portfolio turnover rate	$46%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	38.1%
Consumer Discretionary	17.6%
Industrials	11.3%
Information Technology	9.0%
Health Care	7.2%
Energy	3.1%
Utilities	3.1%
Real Estate	3.0%
Consumer Staples	2.8%
Materials	2.8%
Communication Services	1.9%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSMAX_1024
Annual Shareholder Report
October 31, 2024
Hartford Small Cap Value Fund
Class C/HTSCX
This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$236	2.05%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Communication Services, Real Estate and Energy sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s underweight allocation to the Energy sector and overweight to the Financials sector.
  Top individual contributors over the period were overweight positions in REV Group (Industrials) and Piedmont Office Realty Trust (Real Estate) and an out-of-benchmark position in InterDigital (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Materials, and Consumer Staples sectors.
  Underweight allocations to the Real Estate and Materials sectors detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Veradigm (Information Technology) and Pacira Biosciences (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class C
$10,000 starting value
$18,804 ending value

Russell 2000 Value Index
$10,000 starting value
$20,280 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	29.54%	8.99%	6.52%
Class C (without 1.00% contingent deferred sales charge)	30.54%	8.99%	6.52%
Russell 2000 Value Index	31.77%	8.42%	7.33%
Russell 3000 Index	37.86%	14.60%	12.44%
Performance for the Fund prior to November 1, 2018 reflects when the Fund pursued different strategies.
The Russell 2000 Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$124,682,872%
Total number of portfolio holdings (excluding derivatives, if any)	$67%
Total investment management fees paid	$836,971%
Portfolio turnover rate	$46%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	38.1%
Consumer Discretionary	17.6%
Industrials	11.3%
Information Technology	9.0%
Health Care	7.2%
Energy	3.1%
Utilities	3.1%
Real Estate	3.0%
Consumer Staples	2.8%
Materials	2.8%
Communication Services	1.9%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHTSCX_1024
Annual Shareholder Report
October 31, 2024
Hartford Small Cap Value Fund
Class I/HSEIX
This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$116	1.00%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Communication Services, Real Estate and Energy sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s underweight allocation to the Energy sector and overweight to the Financials sector.
  Top individual contributors over the period were overweight positions in REV Group (Industrials) and Piedmont Office Realty Trust (Real Estate) and an out-of-benchmark position in InterDigital (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Materials, and Consumer Staples sectors.
  Underweight allocations to the Real Estate and Materials sectors detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Veradigm (Information Technology) and Pacira Biosciences (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class I
$10,000 starting value
$20,891 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value
Russell 2000 Value Index
$10,000 starting value
$20,280 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	31.96%	10.16%	7.65%
Russell 2000 Value Index	31.77%	8.42%	7.33%
Russell 3000 Index	37.86%	14.60%	12.44%
Class I shares commenced operations on March 31, 2015 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
Performance for the Fund prior to November 1, 2018 reflects when the Fund pursued different strategies.
The Russell 2000 Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$124,682,872%
Total number of portfolio holdings (excluding derivatives, if any)	$67%
Total investment management fees paid	$836,971%
Portfolio turnover rate	$46%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	38.1%
Consumer Discretionary	17.6%
Industrials	11.3%
Information Technology	9.0%
Health Care	7.2%
Energy	3.1%
Utilities	3.1%
Real Estate	3.0%
Consumer Staples	2.8%
Materials	2.8%
Communication Services	1.9%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSEIX_1024
Annual Shareholder Report
October 31, 2024
Hartford Small Cap Value Fund
Class R3/HSMRX
This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$173	1.50%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Communication Services, Real Estate and Energy sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s underweight allocation to the Energy sector and overweight to the Financials sector.
  Top individual contributors over the period were overweight positions in REV Group (Industrials) and Piedmont Office Realty Trust (Real Estate) and an out-of-benchmark position in InterDigital (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Materials, and Consumer Staples sectors.
  Underweight allocations to the Real Estate and Materials sectors detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Veradigm (Information Technology) and Pacira Biosciences (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R3
$10,000 starting value
$19,912 ending value

Russell 2000 Value Index
$10,000 starting value
$20,280 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	31.29%	9.64%	7.13%
Russell 2000 Value Index	31.77%	8.42%	7.33%
Russell 3000 Index	37.86%	14.60%	12.44%
Performance for the Fund prior to November 1, 2018 reflects when the Fund pursued different strategies.
The Russell 2000 Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$124,682,872%
Total number of portfolio holdings (excluding derivatives, if any)	$67%
Total investment management fees paid	$836,971%
Portfolio turnover rate	$46%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	38.1%
Consumer Discretionary	17.6%
Industrials	11.3%
Information Technology	9.0%
Health Care	7.2%
Energy	3.1%
Utilities	3.1%
Real Estate	3.0%
Consumer Staples	2.8%
Materials	2.8%
Communication Services	1.9%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSMRX_1024
Annual Shareholder Report
October 31, 2024
Hartford Small Cap Value Fund
Class R4/HSMSX
This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$139	1.20%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Communication Services, Real Estate and Energy sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s underweight allocation to the Energy sector and overweight to the Financials sector.
  Top individual contributors over the period were overweight positions in REV Group (Industrials) and Piedmont Office Realty Trust (Real Estate) and an out-of-benchmark position in InterDigital (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Materials, and Consumer Staples sectors.
  Underweight allocations to the Real Estate and Materials sectors detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Veradigm (Information Technology) and Pacira Biosciences (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R4
$10,000 starting value
$20,448 ending value
Russell 2000 Value Index
$10,000 starting value
$20,280 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	31.67%	9.92%	7.42%
Russell 2000 Value Index	31.77%	8.42%	7.33%
Russell 3000 Index	37.86%	14.60%	12.44%
Performance for the Fund prior to November 1, 2018 reflects when the Fund pursued different strategies.
The Russell 2000 Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$124,682,872%
Total number of portfolio holdings (excluding derivatives, if any)	$67%
Total investment management fees paid	$836,971%
Portfolio turnover rate	$46%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	38.1%
Consumer Discretionary	17.6%
Industrials	11.3%
Information Technology	9.0%
Health Care	7.2%
Energy	3.1%
Utilities	3.1%
Real Estate	3.0%
Consumer Staples	2.8%
Materials	2.8%
Communication Services	1.9%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSMSX_1024
Annual Shareholder Report
October 31, 2024
Hartford Small Cap Value Fund
Class R5/HSMTX
This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$104	0.90%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Communication Services, Real Estate and Energy sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s underweight allocation to the Energy sector and overweight to the Financials sector.
  Top individual contributors over the period were overweight positions in REV Group (Industrials) and Piedmont Office Realty Trust (Real Estate) and an out-of-benchmark position in InterDigital (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Materials, and Consumer Staples sectors.
  Underweight allocations to the Real Estate and Materials sectors detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Veradigm (Information Technology) and Pacira Biosciences (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R5
$10,000 starting value
$21,069 ending value
Russell 2000 Value Index
$10,000 starting value
$20,280 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	32.01%	10.25%	7.74%
Russell 2000 Value Index	31.77%	8.42%	7.33%
Russell 3000 Index	37.86%	14.60%	12.44%
Performance for the Fund prior to November 1, 2018 reflects when the Fund pursued different strategies.
The Russell 2000 Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$124,682,872%
Total number of portfolio holdings (excluding derivatives, if any)	$67%
Total investment management fees paid	$836,971%
Portfolio turnover rate	$46%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	38.1%
Consumer Discretionary	17.6%
Industrials	11.3%
Information Technology	9.0%
Health Care	7.2%
Energy	3.1%
Utilities	3.1%
Real Estate	3.0%
Consumer Staples	2.8%
Materials	2.8%
Communication Services	1.9%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSMTX_1024
Annual Shareholder Report
October 31, 2024
Hartford Small Cap Value Fund
Class R6/HSMVX
This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$93	0.80%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Communication Services, Real Estate and Energy sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s underweight allocation to the Energy sector and overweight to the Financials sector.
  Top individual contributors over the period were overweight positions in REV Group (Industrials) and Piedmont Office Realty Trust (Real Estate) and an out-of-benchmark position in InterDigital (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Materials, and Consumer Staples sectors.
  Underweight allocations to the Real Estate and Materials sectors detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Veradigm (Information Technology) and Pacira Biosciences (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R6
$10,000 starting value
$21,234 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value
Russell 2000 Value Index
$10,000 starting value
$20,280 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	32.14%	10.34%	7.82%
Russell 2000 Value Index	31.77%	8.42%	7.33%
Russell 3000 Index	37.86%	14.60%	12.44%
Class R6 shares commenced operations on February 28, 2018 and performance prior to that date is that of the Fund’s Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
Performance for the Fund prior to November 1, 2018 reflects when the Fund pursued different strategies.
The Russell 2000 Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$124,682,872%
Total number of portfolio holdings (excluding derivatives, if any)	$67%
Total investment management fees paid	$836,971%
Portfolio turnover rate	$46%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	38.1%
Consumer Discretionary	17.6%
Industrials	11.3%
Information Technology	9.0%
Health Care	7.2%
Energy	3.1%
Utilities	3.1%
Real Estate	3.0%
Consumer Staples	2.8%
Materials	2.8%
Communication Services	1.9%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSMVX_1024
Annual Shareholder Report
October 31, 2024
Hartford Small Cap Value Fund
Class Y/HSMYX
This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$99	0.85%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Communication Services, Real Estate and Energy sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s underweight allocation to the Energy sector and overweight to the Financials sector.
  Top individual contributors over the period were overweight positions in REV Group (Industrials) and Piedmont Office Realty Trust (Real Estate) and an out-of-benchmark position in InterDigital (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Materials, and Consumer Staples sectors.
  Underweight allocations to the Real Estate and Materials sectors detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Veradigm (Information Technology) and Pacira Biosciences (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$1,000,000
$800,000
$600,000
$400,000
$200,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class Y
$250,000 starting value
$529,105 ending value
Russell 2000 Value Index
$250,000 starting value
$507,005 ending value
Russell 3000 Index
$250,000 starting value
$807,441 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	32.04%	10.28%	7.79%
Russell 2000 Value Index	31.77%	8.42%	7.33%
Russell 3000 Index	37.86%	14.60%	12.44%
Performance for the Fund prior to November 1, 2018 reflects when the Fund pursued different strategies.
The Russell 2000 Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$124,682,872%
Total number of portfolio holdings (excluding derivatives, if any)	$67%
Total investment management fees paid	$836,971%
Portfolio turnover rate	$46%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	38.1%
Consumer Discretionary	17.6%
Industrials	11.3%
Information Technology	9.0%
Health Care	7.2%
Energy	3.1%
Utilities	3.1%
Real Estate	3.0%
Consumer Staples	2.8%
Materials	2.8%
Communication Services	1.9%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSMYX_1024
Annual Shareholder Report
October 31, 2024
Hartford Small Cap Value Fund
Class F/HSMFX
This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$93	0.80%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Communication Services, Real Estate and Energy sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s underweight allocation to the Energy sector and overweight to the Financials sector.
  Top individual contributors over the period were overweight positions in REV Group (Industrials) and Piedmont Office Realty Trust (Real Estate) and an out-of-benchmark position in InterDigital (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Materials, and Consumer Staples sectors.
  Underweight allocations to the Real Estate and Materials sectors detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Veradigm (Information Technology) and Pacira Biosciences (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class F
$1,000,000 starting value
$2,113,993 ending value

Russell 2000 Value Index
$1,000,000 starting value
$2,028,019 ending value

Russell 3000 Index
$1,000,000 starting value
$3,229,763 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	32.23%	10.34%	7.77%
Russell 2000 Value Index	31.77%	8.42%	7.33%
Russell 3000 Index	37.86%	14.60%	12.44%
Class F shares commenced operations on February 28, 2017. Performance for Class F shares prior to February 28, 2017 reflects the performance of the Fund's Class I shares from March 31, 2015 through February 27, 2017 and the Fund's Class A shares (excluding sales charges) prior to March 31, 2015. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
Performance for the Fund prior to November 1, 2018 reflects when the Fund pursued different strategies.
The Russell 2000 Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$124,682,872%
Total number of portfolio holdings (excluding derivatives, if any)	$67%
Total investment management fees paid	$836,971%
Portfolio turnover rate	$46%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	38.1%
Consumer Discretionary	17.6%
Industrials	11.3%
Information Technology	9.0%
Health Care	7.2%
Energy	3.1%
Utilities	3.1%
Real Estate	3.0%
Consumer Staples	2.8%
Materials	2.8%
Communication Services	1.9%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSMFX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Small Company Fund
Class A/IHSAX
This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.29%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the expected close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Energy, Healthcare, and Financials sectors contributed positively to relative performance.
  Not holding securities in the Utilities sector, an underweight allocation to the Materials sector and an overweight to the Industrials sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in PROCEPT BioRobotics (Healthcare) and out-of-benchmark positions in Viper Energy (Energy) and Wingstop (Consumer Discretionary).
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, detracted from relative performance mainly driven by the Fund’s overweight to the Energy sector and underweight allocations to the Information Technology and Consumer Staples sectors.
  Security selection within Information Technology, Communication Services, and Consumer Discretionary detracted from relative results during the period.
  The largest individual detractors over the period were not holding Super Micro Computer (Information Technology), an overweight position in Eventbrite (Communication Services), and an out-of-benchmark position in DoubleVerify Holdings (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class A
$9,450 starting value
$19,882 ending value
Russell 2000 Growth Index
$10,000 starting value
$21,890 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	26.11%	6.94%	7.11%
Class A (without 5.50% maximum front-end sales charge)	33.45%	8.15%	7.72%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%
The Russell 2000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$645,935,232%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$5,142,443%
Portfolio turnover rate	$37%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	28.3%
Industrials	26.4%
Information Technology	15.7%
Consumer Discretionary	8.8%
Financials	7.4%
Energy	4.0%
Real Estate	3.2%
Materials	2.6%
Communication Services	2.5%
Consumer Staples	1.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	(0.6)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHSAX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Small Company Fund
Class C/HSMCX
This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$251	2.16%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the expected close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Energy, Healthcare, and Financials sectors contributed positively to relative performance.
  Not holding securities in the Utilities sector, an underweight allocation to the Materials sector and an overweight to the Industrials sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in PROCEPT BioRobotics (Healthcare) and out-of-benchmark positions in Viper Energy (Energy) and Wingstop (Consumer Discretionary).
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, detracted from relative performance mainly driven by the Fund’s overweight to the Energy sector and underweight allocations to the Information Technology and Consumer Staples sectors.
  Security selection within Information Technology, Communication Services, and Consumer Discretionary detracted from relative results during the period.
  The largest individual detractors over the period were not holding Super Micro Computer (Information Technology), an overweight position in Eventbrite (Communication Services), and an out-of-benchmark position in DoubleVerify Holdings (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class C
$10,000 starting value
$19,443 ending value

Russell 2000 Growth Index
$10,000 starting value
$21,890 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	31.30%	7.26%	6.88%
Class C (without 1.00% contingent deferred sales charge)	32.30%	7.26%	6.88%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%
The Russell 2000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$645,935,232%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$5,142,443%
Portfolio turnover rate	$37%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	28.3%
Industrials	26.4%
Information Technology	15.7%
Consumer Discretionary	8.8%
Financials	7.4%
Energy	4.0%
Real Estate	3.2%
Materials	2.6%
Communication Services	2.5%
Consumer Staples	1.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	(0.6)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSMCX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Small Company Fund
Class I/IHSIX
This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$115	0.98%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the expected close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Energy, Healthcare, and Financials sectors contributed positively to relative performance.
  Not holding securities in the Utilities sector, an underweight allocation to the Materials sector and an overweight to the Industrials sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in PROCEPT BioRobotics (Healthcare) and out-of-benchmark positions in Viper Energy (Energy) and Wingstop (Consumer Discretionary).
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, detracted from relative performance mainly driven by the Fund’s overweight to the Energy sector and underweight allocations to the Information Technology and Consumer Staples sectors.
  Security selection within Information Technology, Communication Services, and Consumer Discretionary detracted from relative results during the period.
  The largest individual detractors over the period were not holding Super Micro Computer (Information Technology), an overweight position in Eventbrite (Communication Services), and an out-of-benchmark position in DoubleVerify Holdings (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class I
$10,000 starting value
$21,623 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value
Russell 2000 Growth Index
$10,000 starting value
$21,890 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	33.90%	8.47%	8.02%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%
The Russell 2000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$645,935,232%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$5,142,443%
Portfolio turnover rate	$37%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	28.3%
Industrials	26.4%
Information Technology	15.7%
Consumer Discretionary	8.8%
Financials	7.4%
Energy	4.0%
Real Estate	3.2%
Materials	2.6%
Communication Services	2.5%
Consumer Staples	1.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	(0.6)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHSIX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Small Company Fund
Class R3/IHSRX
This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$186	1.60%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the expected close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Energy, Healthcare, and Financials sectors contributed positively to relative performance.
  Not holding securities in the Utilities sector, an underweight allocation to the Materials sector and an overweight to the Industrials sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in PROCEPT BioRobotics (Healthcare) and out-of-benchmark positions in Viper Energy (Energy) and Wingstop (Consumer Discretionary).
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, detracted from relative performance mainly driven by the Fund’s overweight to the Energy sector and underweight allocations to the Information Technology and Consumer Staples sectors.
  Security selection within Information Technology, Communication Services, and Consumer Discretionary detracted from relative results during the period.
  The largest individual detractors over the period were not holding Super Micro Computer (Information Technology), an overweight position in Eventbrite (Communication Services), and an out-of-benchmark position in DoubleVerify Holdings (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R3
$10,000 starting value
$20,517 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value
Russell 2000 Growth Index
$10,000 starting value
$21,890 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	33.10%	7.83%	7.45%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%
The Russell 2000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$645,935,232%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$5,142,443%
Portfolio turnover rate	$37%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	28.3%
Industrials	26.4%
Information Technology	15.7%
Consumer Discretionary	8.8%
Financials	7.4%
Energy	4.0%
Real Estate	3.2%
Materials	2.6%
Communication Services	2.5%
Consumer Staples	1.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	(0.6)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHSRX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Small Company Fund
Class R4/IHSSX
This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$151	1.29%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the expected close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Energy, Healthcare, and Financials sectors contributed positively to relative performance.
  Not holding securities in the Utilities sector, an underweight allocation to the Materials sector and an overweight to the Industrials sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in PROCEPT BioRobotics (Healthcare) and out-of-benchmark positions in Viper Energy (Energy) and Wingstop (Consumer Discretionary).
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, detracted from relative performance mainly driven by the Fund’s overweight to the Energy sector and underweight allocations to the Information Technology and Consumer Staples sectors.
  Security selection within Information Technology, Communication Services, and Consumer Discretionary detracted from relative results during the period.
  The largest individual detractors over the period were not holding Super Micro Computer (Information Technology), an overweight position in Eventbrite (Communication Services), and an out-of-benchmark position in DoubleVerify Holdings (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R4
$10,000 starting value
$21,155 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value
Russell 2000 Growth Index
$10,000 starting value
$21,890 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	33.49%	8.16%	7.78%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%
The Russell 2000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$645,935,232%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$5,142,443%
Portfolio turnover rate	$37%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	28.3%
Industrials	26.4%
Information Technology	15.7%
Consumer Discretionary	8.8%
Financials	7.4%
Energy	4.0%
Real Estate	3.2%
Materials	2.6%
Communication Services	2.5%
Consumer Staples	1.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	(0.6)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHSSX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Small Company Fund
Class R5/IHSUX
This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$117	1.00%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the expected close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Energy, Healthcare, and Financials sectors contributed positively to relative performance.
  Not holding securities in the Utilities sector, an underweight allocation to the Materials sector and an overweight to the Industrials sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in PROCEPT BioRobotics (Healthcare) and out-of-benchmark positions in Viper Energy (Energy) and Wingstop (Consumer Discretionary).
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, detracted from relative performance mainly driven by the Fund’s overweight to the Energy sector and underweight allocations to the Information Technology and Consumer Staples sectors.
  Security selection within Information Technology, Communication Services, and Consumer Discretionary detracted from relative results during the period.
  The largest individual detractors over the period were not holding Super Micro Computer (Information Technology), an overweight position in Eventbrite (Communication Services), and an out-of-benchmark position in DoubleVerify Holdings (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R5
$10,000 starting value
$21,786 ending value
Russell 2000 Growth Index
$10,000 starting value
$21,890 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	33.86%	8.48%	8.10%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%
The Russell 2000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$645,935,232%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$5,142,443%
Portfolio turnover rate	$37%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	28.3%
Industrials	26.4%
Information Technology	15.7%
Consumer Discretionary	8.8%
Financials	7.4%
Energy	4.0%
Real Estate	3.2%
Materials	2.6%
Communication Services	2.5%
Consumer Staples	1.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	(0.6)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHSUX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Small Company Fund
Class R6/IHSVX
This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$103	0.88%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the expected close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Energy, Healthcare, and Financials sectors contributed positively to relative performance.
  Not holding securities in the Utilities sector, an underweight allocation to the Materials sector and an overweight to the Industrials sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in PROCEPT BioRobotics (Healthcare) and out-of-benchmark positions in Viper Energy (Energy) and Wingstop (Consumer Discretionary).
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, detracted from relative performance mainly driven by the Fund’s overweight to the Energy sector and underweight allocations to the Information Technology and Consumer Staples sectors.
  Security selection within Information Technology, Communication Services, and Consumer Discretionary detracted from relative results during the period.
  The largest individual detractors over the period were not holding Super Micro Computer (Information Technology), an overweight position in Eventbrite (Communication Services), and an out-of-benchmark position in DoubleVerify Holdings (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R6
$10,000 starting value
$21,983 ending value
Russell 2000 Growth Index
$10,000 starting value
$21,890 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	34.05%	8.60%	8.20%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%
Class R6 shares commenced operations on November 7, 2014 and performance prior to that date is that of the Fund's Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Russell 2000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$645,935,232%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$5,142,443%
Portfolio turnover rate	$37%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	28.3%
Industrials	26.4%
Information Technology	15.7%
Consumer Discretionary	8.8%
Financials	7.4%
Energy	4.0%
Real Estate	3.2%
Materials	2.6%
Communication Services	2.5%
Consumer Staples	1.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	(0.6)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHSVX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Small Company Fund
Class Y/HSCYX
This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$116	0.99%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the expected close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Energy, Healthcare, and Financials sectors contributed positively to relative performance.
  Not holding securities in the Utilities sector, an underweight allocation to the Materials sector and an overweight to the Industrials sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in PROCEPT BioRobotics (Healthcare) and out-of-benchmark positions in Viper Energy (Energy) and Wingstop (Consumer Discretionary).
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, detracted from relative performance mainly driven by the Fund’s overweight to the Energy sector and underweight allocations to the Information Technology and Consumer Staples sectors.
  Security selection within Information Technology, Communication Services, and Consumer Discretionary detracted from relative results during the period.
  The largest individual detractors over the period were not holding Super Micro Computer (Information Technology), an overweight position in Eventbrite (Communication Services), and an out-of-benchmark position in DoubleVerify Holdings (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$1,000,000
$800,000
$600,000
$400,000
$200,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class Y
$250,000 starting value
$546,482 ending value
Russell 3000 Index
$250,000 starting value
$807,441 ending value
Russell 2000 Growth Index
$250,000 starting value
$547,239 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	33.96%	8.48%	8.13%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%
The Russell 2000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$645,935,232%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$5,142,443%
Portfolio turnover rate	$37%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	28.3%
Industrials	26.4%
Information Technology	15.7%
Consumer Discretionary	8.8%
Financials	7.4%
Energy	4.0%
Real Estate	3.2%
Materials	2.6%
Communication Services	2.5%
Consumer Staples	1.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	(0.6)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSCYX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Small Company Fund
Class F/IHSFX
This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$103	0.88%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the expected close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Energy, Healthcare, and Financials sectors contributed positively to relative performance.
  Not holding securities in the Utilities sector, an underweight allocation to the Materials sector and an overweight to the Industrials sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in PROCEPT BioRobotics (Healthcare) and out-of-benchmark positions in Viper Energy (Energy) and Wingstop (Consumer Discretionary).
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, detracted from relative performance mainly driven by the Fund’s overweight to the Energy sector and underweight allocations to the Information Technology and Consumer Staples sectors.
  Security selection within Information Technology, Communication Services, and Consumer Discretionary detracted from relative results during the period.
  The largest individual detractors over the period were not holding Super Micro Computer (Information Technology), an overweight position in Eventbrite (Communication Services), and an out-of-benchmark position in DoubleVerify Holdings (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class F
$1,000,000 starting value
$2,183,052 ending value
Russell 3000 Index
$1,000,000 starting value
$3,229,763 ending value
Russell 2000 Growth Index
$1,000,000 starting value
$2,188,958 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	34.01%	8.59%	8.12%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Russell 2000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$645,935,232%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$5,142,443%
Portfolio turnover rate	$37%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	28.3%
Industrials	26.4%
Information Technology	15.7%
Consumer Discretionary	8.8%
Financials	7.4%
Energy	4.0%
Real Estate	3.2%
Materials	2.6%
Communication Services	2.5%
Consumer Staples	1.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	(0.6)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHSFX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Balanced Income Fund
Class A/HBLAX
This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.88%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Equity markets made significant gains in the twelve-month period ending October 31, 2024. Performance was positive across all sectors, led by Financials and Industrials. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the Fund level, the fixed income portion contributed to performance.
  The Fund’s security selection in investment grade credit was the primary contributor to benchmark relative returns over the trailing twelve months.
  The Fund’s overweight to high yield credit contributed as this sector broadly outperformed duration-equivalent Treasuries during the period.
  The Fund’s duration and yield curve positioning was modestly additive to benchmark-relative returns as we employed small, tactical changes to the Fund’s posture during the period.
  The Fund’s equity security selection in the Financials and Technology sectors contributed to benchmark-relative returns during the period.

Top Detractors to Performance
  At the Fund level, the equity portion detracted from performance.
  The primary detractor to relative performance over the period was equity security selection within the Industrials, Real Estate, and Materials sectors.
  Sector allocation within equities also detracted from relative performance, particularly the underweight in the Financials and Industrials sectors, and overweight in the Energy sector.
  The Fund’s underweight allocation to investment grade credit detracted from benchmark-relative returns as credit spreads tightened over the period.
  The Fund’s security selection in high yield credit modestly detracted as the Fund owned higher-quality issuers while over this period, lower-quality high yield companies outperformed their higher-quality counterparts.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class A
$9,450 starting value
$16,486 ending value

Russell 1000 Value Index
$10,000 starting value
$23,392 ending value

Bloomberg US Corporate Index
$10,000 starting value
$12,887 ending value

JP Morgan Emerging Markets Bond Index Plus
$10,000 starting value
$11,388 ending value

Bloomberg US High Yield - 2% Issuer Cap Index
$10,000 starting value
$16,073 ending value

Russell 1000 Index
$10,000 starting value
$33,206 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	12.68%	3.83%)	5.13%
Class A (without 5.50% maximum front-end sales charge)	19.24%	5.01%)	5.72%
Blended Benchmark	21.77%	5.15%)	5.65%
Russell 1000 Value Index	30.98%	10.14%)	8.87%
Bloomberg US Corporate Index	13.63%	0.54%)	2.57%
JP Morgan Emerging Markets Bond Index Plus	20.36%	(1.28)%	1.31%
Bloomberg US High Yield - 2% Issuer Cap Index	16.47%	4.53%)	4.86%
Russell 1000 Index	38.07%	15.00%)	12.75%
The Blended Benchmark serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Blended Benchmark is calculated by Hartford Funds Management Company, LLC. The Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$12,406,097,305%
Total number of portfolio holdings	$1,537%
Total investment management fees paid	$66,230,375%
Portfolio turnover rate	$61%

Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.3%
Common Stocks	43.4%
Foreign Government Obligations	3.3%
U.S. Government Securities	2.4%
Municipal Bonds	0.3%
Convertible Bonds	0.1%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	2.6%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBLAX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Balanced Income Fund
Class C/HBLCX
This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$179	1.64%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Equity markets made significant gains in the twelve-month period ending October 31, 2024. Performance was positive across all sectors, led by Financials and Industrials. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the Fund level, the fixed income portion contributed to performance.
  The Fund’s security selection in investment grade credit was the primary contributor to benchmark relative returns over the trailing twelve months.
  The Fund’s overweight to high yield credit contributed as this sector broadly outperformed duration-equivalent Treasuries during the period.
  The Fund’s duration and yield curve positioning was modestly additive to benchmark-relative returns as we employed small, tactical changes to the Fund’s posture during the period.
  The Fund’s equity security selection in the Financials and Technology sectors contributed to benchmark-relative returns during the period.

Top Detractors to Performance
  At the Fund level, the equity portion detracted from performance.
  The primary detractor to relative performance over the period was equity security selection within the Industrials, Real Estate, and Materials sectors.
  Sector allocation within equities also detracted from relative performance, particularly the underweight in the Financials and Industrials sectors, and overweight in the Energy sector.
  The Fund’s underweight allocation to investment grade credit detracted from benchmark-relative returns as credit spreads tightened over the period.
  The Fund’s security selection in high yield credit modestly detracted as the Fund owned higher-quality issuers while over this period, lower-quality high yield companies outperformed their higher-quality counterparts.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class C
$10,000 starting value
$16,190 ending value

Russell 1000 Value Index
$10,000 starting value
$23,392 ending value

Bloomberg US Corporate Index
$10,000 starting value
$12,887 ending value

JP Morgan Emerging Markets Bond Index Plus
$10,000 starting value
$11,388 ending value

Bloomberg US High Yield - 2% Issuer Cap Index
$10,000 starting value
$16,073 ending value

Russell 1000 Index
$10,000 starting value
$33,206 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	17.34%	4.22%)	4.94%
Class C (without 1.00% contingent deferred sales charge)	18.34%	4.22%)	4.94%
Blended Benchmark	21.77%	5.15%)	5.65%
Russell 1000 Value Index	30.98%	10.14%)	8.87%
Bloomberg US Corporate Index	13.63%	0.54%)	2.57%
JP Morgan Emerging Markets Bond Index Plus	20.36%	(1.28)%	1.31%
Bloomberg US High Yield - 2% Issuer Cap Index	16.47%	4.53%)	4.86%
Russell 1000 Index	38.07%	15.00%)	12.75%
The Blended Benchmark serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Blended Benchmark is calculated by Hartford Funds Management Company, LLC. The Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$12,406,097,305%
Total number of portfolio holdings	$1,537%
Total investment management fees paid	$66,230,375%
Portfolio turnover rate	$61%

Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.3%
Common Stocks	43.4%
Foreign Government Obligations	3.3%
U.S. Government Securities	2.4%
Municipal Bonds	0.3%
Convertible Bonds	0.1%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	2.6%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBLCX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Balanced Income Fund
Class I/HBLIX
This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	0.64%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Equity markets made significant gains in the twelve-month period ending October 31, 2024. Performance was positive across all sectors, led by Financials and Industrials. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the Fund level, the fixed income portion contributed to performance.
  The Fund’s security selection in investment grade credit was the primary contributor to benchmark relative returns over the trailing twelve months.
  The Fund’s overweight to high yield credit contributed as this sector broadly outperformed duration-equivalent Treasuries during the period.
  The Fund’s duration and yield curve positioning was modestly additive to benchmark-relative returns as we employed small, tactical changes to the Fund’s posture during the period.
  The Fund’s equity security selection in the Financials and Technology sectors contributed to benchmark-relative returns during the period.

Top Detractors to Performance
  At the Fund level, the equity portion detracted from performance.
  The primary detractor to relative performance over the period was equity security selection within the Industrials, Real Estate, and Materials sectors.
  Sector allocation within equities also detracted from relative performance, particularly the underweight in the Financials and Industrials sectors, and overweight in the Energy sector.
  The Fund’s underweight allocation to investment grade credit detracted from benchmark-relative returns as credit spreads tightened over the period.
  The Fund’s security selection in high yield credit modestly detracted as the Fund owned higher-quality issuers while over this period, lower-quality high yield companies outperformed their higher-quality counterparts.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class I
$10,000 starting value
$17,894 ending value

Russell 1000 Value Index
$10,000 starting value
$23,392 ending value

Bloomberg US Corporate Index
$10,000 starting value
$12,887 ending value

JP Morgan Emerging Markets Bond Index Plus
$10,000 starting value
$11,388 ending value

Bloomberg US High Yield - 2% Issuer Cap Index
$10,000 starting value
$16,073 ending value

Russell 1000 Index
$10,000 starting value
$33,206 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	19.60%	5.26%)	5.99%
Blended Benchmark	21.77%	5.15%)	5.65%
Russell 1000 Value Index	30.98%	10.14%)	8.87%
Bloomberg US Corporate Index	13.63%	0.54%)	2.57%
JP Morgan Emerging Markets Bond Index Plus	20.36%	(1.28)%	1.31%
Bloomberg US High Yield - 2% Issuer Cap Index	16.47%	4.53%)	4.86%
Russell 1000 Index	38.07%	15.00%)	12.75%
The Blended Benchmark serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Blended Benchmark is calculated by Hartford Funds Management Company, LLC. The Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$12,406,097,305%
Total number of portfolio holdings	$1,537%
Total investment management fees paid	$66,230,375%
Portfolio turnover rate	$61%

Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.3%
Common Stocks	43.4%
Foreign Government Obligations	3.3%
U.S. Government Securities	2.4%
Municipal Bonds	0.3%
Convertible Bonds	0.1%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	2.6%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.082% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBLIX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Balanced Income Fund
Class R3/HBLRX
This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$139	1.27%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Equity markets made significant gains in the twelve-month period ending October 31, 2024. Performance was positive across all sectors, led by Financials and Industrials. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the Fund level, the fixed income portion contributed to performance.
  The Fund’s security selection in investment grade credit was the primary contributor to benchmark relative returns over the trailing twelve months.
  The Fund’s overweight to high yield credit contributed as this sector broadly outperformed duration-equivalent Treasuries during the period.
  The Fund’s duration and yield curve positioning was modestly additive to benchmark-relative returns as we employed small, tactical changes to the Fund’s posture during the period.
  The Fund’s equity security selection in the Financials and Technology sectors contributed to benchmark-relative returns during the period.

Top Detractors to Performance
  At the Fund level, the equity portion detracted from performance.
  The primary detractor to relative performance over the period was equity security selection within the Industrials, Real Estate, and Materials sectors.
  Sector allocation within equities also detracted from relative performance, particularly the underweight in the Financials and Industrials sectors, and overweight in the Energy sector.
  The Fund’s underweight allocation to investment grade credit detracted from benchmark-relative returns as credit spreads tightened over the period.
  The Fund’s security selection in high yield credit modestly detracted as the Fund owned higher-quality issuers while over this period, lower-quality high yield companies outperformed their higher-quality counterparts.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R3
$10,000 starting value
$16,845 ending value
45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index
$10,000 starting value
$17,322 ending value
Russell 1000 Value Index
$10,000 starting value
$23,392 ending value
Bloomberg US Corporate Index
$10,000 starting value
$12,887 ending value
JP Morgan Emerging Markets Bond Index Plus
$10,000 starting value
$11,388 ending value
Bloomberg US High Yield - 2% Issuer Cap Index
$10,000 starting value
$16,073 ending value
Russell 1000 Index
$10,000 starting value
$33,206 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	18.85%	4.62%)	5.35%
Blended Benchmark	21.77%	5.15%)	5.65%
Russell 1000 Value Index	30.98%	10.14%)	8.87%
Bloomberg US Corporate Index	13.63%	0.54%)	2.57%
JP Morgan Emerging Markets Bond Index Plus	20.36%	(1.28)%	1.31%
Bloomberg US High Yield - 2% Issuer Cap Index	16.47%	4.53%)	4.86%
Russell 1000 Index	38.07%	15.00%)	12.75%
The Blended Benchmark serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Blended Benchmark is calculated by Hartford Funds Management Company, LLC. The Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$12,406,097,305%
Total number of portfolio holdings	$1,537%
Total investment management fees paid	$66,230,375%
Portfolio turnover rate	$61%

Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.3%
Common Stocks	43.4%
Foreign Government Obligations	3.3%
U.S. Government Securities	2.4%
Municipal Bonds	0.3%
Convertible Bonds	0.1%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	2.6%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBLRX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Balanced Income Fund
Class R4/HBLSX
This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$105	0.96%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Equity markets made significant gains in the twelve-month period ending October 31, 2024. Performance was positive across all sectors, led by Financials and Industrials. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the Fund level, the fixed income portion contributed to performance.
  The Fund’s security selection in investment grade credit was the primary contributor to benchmark relative returns over the trailing twelve months.
  The Fund’s overweight to high yield credit contributed as this sector broadly outperformed duration-equivalent Treasuries during the period.
  The Fund’s duration and yield curve positioning was modestly additive to benchmark-relative returns as we employed small, tactical changes to the Fund’s posture during the period.
  The Fund’s equity security selection in the Financials and Technology sectors contributed to benchmark-relative returns during the period.

Top Detractors to Performance
  At the Fund level, the equity portion detracted from performance.
  The primary detractor to relative performance over the period was equity security selection within the Industrials, Real Estate, and Materials sectors.
  Sector allocation within equities also detracted from relative performance, particularly the underweight in the Financials and Industrials sectors, and overweight in the Energy sector.
  The Fund’s underweight allocation to investment grade credit detracted from benchmark-relative returns as credit spreads tightened over the period.
  The Fund’s security selection in high yield credit modestly detracted as the Fund owned higher-quality issuers while over this period, lower-quality high yield companies outperformed their higher-quality counterparts.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R4
$10,000 starting value
$17,356 ending value

Russell 1000 Value Index
$10,000 starting value
$23,392 ending value

Bloomberg US Corporate Index
$10,000 starting value
$12,887 ending value

JP Morgan Emerging Markets Bond Index Plus
$10,000 starting value
$11,388 ending value

Bloomberg US High Yield - 2% Issuer Cap Index
$10,000 starting value
$16,073 ending value

Russell 1000 Index
$10,000 starting value
$33,206 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	19.19%	4.92%)	5.67%
Blended Benchmark	21.77%	5.15%)	5.65%
Russell 1000 Value Index	30.98%	10.14%)	8.87%
Bloomberg US Corporate Index	13.63%	0.54%)	2.57%
JP Morgan Emerging Markets Bond Index Plus	20.36%	(1.28)%	1.31%
Bloomberg US High Yield - 2% Issuer Cap Index	16.47%	4.53%)	4.86%
Russell 1000 Index	38.07%	15.00%)	12.75%
The Blended Benchmark serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Blended Benchmark is calculated by Hartford Funds Management Company, LLC. The Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$12,406,097,305%
Total number of portfolio holdings	$1,537%
Total investment management fees paid	$66,230,375%
Portfolio turnover rate	$61%

Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.3%
Common Stocks	43.4%
Foreign Government Obligations	3.3%
U.S. Government Securities	2.4%
Municipal Bonds	0.3%
Convertible Bonds	0.1%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	2.6%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBLSX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Balanced Income Fund
Class R5/HBLTX
This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$72	0.66%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Equity markets made significant gains in the twelve-month period ending October 31, 2024. Performance was positive across all sectors, led by Financials and Industrials. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the Fund level, the fixed income portion contributed to performance.
  The Fund’s security selection in investment grade credit was the primary contributor to benchmark relative returns over the trailing twelve months.
  The Fund’s overweight to high yield credit contributed as this sector broadly outperformed duration-equivalent Treasuries during the period.
  The Fund’s duration and yield curve positioning was modestly additive to benchmark-relative returns as we employed small, tactical changes to the Fund’s posture during the period.
  The Fund’s equity security selection in the Financials and Technology sectors contributed to benchmark-relative returns during the period.

Top Detractors to Performance
  At the Fund level, the equity portion detracted from performance.
  The primary detractor to relative performance over the period was equity security selection within the Industrials, Real Estate, and Materials sectors.
  Sector allocation within equities also detracted from relative performance, particularly the underweight in the Financials and Industrials sectors, and overweight in the Energy sector.
  The Fund’s underweight allocation to investment grade credit detracted from benchmark-relative returns as credit spreads tightened over the period.
  The Fund’s security selection in high yield credit modestly detracted as the Fund owned higher-quality issuers while over this period, lower-quality high yield companies outperformed their higher-quality counterparts.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R5
$10,000 starting value
$17,856 ending value
45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index
$10,000 starting value
$17,322 ending value
Russell 1000 Value Index
$10,000 starting value
$23,392 ending value
Bloomberg US Corporate Index
$10,000 starting value
$12,887 ending value
JP Morgan Emerging Markets Bond Index Plus
$10,000 starting value
$11,388 ending value
Bloomberg US High Yield - 2% Issuer Cap Index
$10,000 starting value
$16,073 ending value
Russell 1000 Index
$10,000 starting value
$33,206 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	19.51%	5.25%)	5.97%
Blended Benchmark	21.77%	5.15%)	5.65%
Russell 1000 Value Index	30.98%	10.14%)	8.87%
Bloomberg US Corporate Index	13.63%	0.54%)	2.57%
JP Morgan Emerging Markets Bond Index Plus	20.36%	(1.28)%	1.31%
Bloomberg US High Yield - 2% Issuer Cap Index	16.47%	4.53%)	4.86%
Russell 1000 Index	38.07%	15.00%)	12.75%
The Blended Benchmark serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Blended Benchmark is calculated by Hartford Funds Management Company, LLC. The Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$12,406,097,305%
Total number of portfolio holdings	$1,537%
Total investment management fees paid	$66,230,375%
Portfolio turnover rate	$61%

Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.3%
Common Stocks	43.4%
Foreign Government Obligations	3.3%
U.S. Government Securities	2.4%
Municipal Bonds	0.3%
Convertible Bonds	0.1%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	2.6%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBLTX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Balanced Income Fund
Class R6/HBLVX
This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$62	0.56%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Equity markets made significant gains in the twelve-month period ending October 31, 2024. Performance was positive across all sectors, led by Financials and Industrials. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the Fund level, the fixed income portion contributed to performance.
  The Fund’s security selection in investment grade credit was the primary contributor to benchmark relative returns over the trailing twelve months.
  The Fund’s overweight to high yield credit contributed as this sector broadly outperformed duration-equivalent Treasuries during the period.
  The Fund’s duration and yield curve positioning was modestly additive to benchmark-relative returns as we employed small, tactical changes to the Fund’s posture during the period.
  The Fund’s equity security selection in the Financials and Technology sectors contributed to benchmark-relative returns during the period.

Top Detractors to Performance
  At the Fund level, the equity portion detracted from performance.
  The primary detractor to relative performance over the period was equity security selection within the Industrials, Real Estate, and Materials sectors.
  Sector allocation within equities also detracted from relative performance, particularly the underweight in the Financials and Industrials sectors, and overweight in the Energy sector.
  The Fund’s underweight allocation to investment grade credit detracted from benchmark-relative returns as credit spreads tightened over the period.
  The Fund’s security selection in high yield credit modestly detracted as the Fund owned higher-quality issuers while over this period, lower-quality high yield companies outperformed their higher-quality counterparts.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R6
$10,000 starting value
$18,025 ending value

Russell 1000 Value Index
$10,000 starting value
$23,392 ending value

Bloomberg US Corporate Index
$10,000 starting value
$12,887 ending value

JP Morgan Emerging Markets Bond Index Plus
$10,000 starting value
$11,388 ending value

Bloomberg US High Yield - 2% Issuer Cap Index
$10,000 starting value
$16,073 ending value

Russell 1000 Index
$10,000 starting value
$33,206 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	19.65%	5.35%)	6.07%
Blended Benchmark	21.77%	5.15%)	5.65%
Russell 1000 Value Index	30.98%	10.14%)	8.87%
Bloomberg US Corporate Index	13.63%	0.54%)	2.57%
JP Morgan Emerging Markets Bond Index Plus	20.36%	(1.28)%	1.31%
Bloomberg US High Yield - 2% Issuer Cap Index	16.47%	4.53%)	4.86%
Russell 1000 Index	38.07%	15.00%)	12.75%
Class R6 shares commenced operations on November 7, 2014 and performance prior to that date is that of the Fund’s Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Blended Benchmark serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Blended Benchmark is calculated by Hartford Funds Management Company, LLC. The Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$12,406,097,305%
Total number of portfolio holdings	$1,537%
Total investment management fees paid	$66,230,375%
Portfolio turnover rate	$61%

Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.3%
Common Stocks	43.4%
Foreign Government Obligations	3.3%
U.S. Government Securities	2.4%
Municipal Bonds	0.3%
Convertible Bonds	0.1%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	2.6%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBLVX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Balanced Income Fund
Class Y/HBLYX
This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$74	0.67%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Equity markets made significant gains in the twelve-month period ending October 31, 2024. Performance was positive across all sectors, led by Financials and Industrials. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the Fund level, the fixed income portion contributed to performance.
  The Fund’s security selection in investment grade credit was the primary contributor to benchmark relative returns over the trailing twelve months.
  The Fund’s overweight to high yield credit contributed as this sector broadly outperformed duration-equivalent Treasuries during the period.
  The Fund’s duration and yield curve positioning was modestly additive to benchmark-relative returns as we employed small, tactical changes to the Fund’s posture during the period.
  The Fund’s equity security selection in the Financials and Technology sectors contributed to benchmark-relative returns during the period.

Top Detractors to Performance
  At the Fund level, the equity portion detracted from performance.
  The primary detractor to relative performance over the period was equity security selection within the Industrials, Real Estate, and Materials sectors.
  Sector allocation within equities also detracted from relative performance, particularly the underweight in the Financials and Industrials sectors, and overweight in the Energy sector.
  The Fund’s underweight allocation to investment grade credit detracted from benchmark-relative returns as credit spreads tightened over the period.
  The Fund’s security selection in high yield credit modestly detracted as the Fund owned higher-quality issuers while over this period, lower-quality high yield companies outperformed their higher-quality counterparts.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$1,000,000
$800,000
$600,000
$400,000
$200,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class Y
$250,000 starting value
$447,904 ending value
45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index
$250,000 starting value
$433,053 ending value
Russell 1000 Value Index
$250,000 starting value
$584,795 ending value
Bloomberg US Corporate Index
$250,000 starting value
$322,179 ending value
JP Morgan Emerging Markets Bond Index Plus
$250,000 starting value
$284,706 ending value
Bloomberg US High Yield - 2% Issuer Cap Index
$250,000 starting value
$401,831 ending value
Russell 1000 Index
$250,000 starting value
$830,148 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	19.51%	5.25%)	6.00%
Blended Benchmark	21.77%	5.15%)	5.65%
Russell 1000 Value Index	30.98%	10.14%)	8.87%
Bloomberg US Corporate Index	13.63%	0.54%)	2.57%
JP Morgan Emerging Markets Bond Index Plus	20.36%	(1.28)%	1.31%
Bloomberg US High Yield - 2% Issuer Cap Index	16.47%	4.53%)	4.86%
Russell 1000 Index	38.07%	15.00%)	12.75%
The Blended Benchmark serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Blended Benchmark is calculated by Hartford Funds Management Company, LLC. The Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$12,406,097,305%
Total number of portfolio holdings	$1,537%
Total investment management fees paid	$66,230,375%
Portfolio turnover rate	$61%

Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.3%
Common Stocks	43.4%
Foreign Government Obligations	3.3%
U.S. Government Securities	2.4%
Municipal Bonds	0.3%
Convertible Bonds	0.1%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	2.6%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBLYX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Balanced Income Fund
Class F/HBLFX
This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$62	0.56%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Equity markets made significant gains in the twelve-month period ending October 31, 2024. Performance was positive across all sectors, led by Financials and Industrials. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the Fund level, the fixed income portion contributed to performance.
  The Fund’s security selection in investment grade credit was the primary contributor to benchmark relative returns over the trailing twelve months.
  The Fund’s overweight to high yield credit contributed as this sector broadly outperformed duration-equivalent Treasuries during the period.
  The Fund’s duration and yield curve positioning was modestly additive to benchmark-relative returns as we employed small, tactical changes to the Fund’s posture during the period.
  The Fund’s equity security selection in the Financials and Technology sectors contributed to benchmark-relative returns during the period.

Top Detractors to Performance
  At the Fund level, the equity portion detracted from performance.
  The primary detractor to relative performance over the period was equity security selection within the Industrials, Real Estate, and Materials sectors.
  Sector allocation within equities also detracted from relative performance, particularly the underweight in the Financials and Industrials sectors, and overweight in the Energy sector.
  The Fund’s underweight allocation to investment grade credit detracted from benchmark-relative returns as credit spreads tightened over the period.
  The Fund’s security selection in high yield credit modestly detracted as the Fund owned higher-quality issuers while over this period, lower-quality high yield companies outperformed their higher-quality counterparts.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class F
$1,000,000 starting value
$1,801,313 ending value

Russell 1000 Value Index
$1,000,000 starting value
$2,339,179 ending value

Bloomberg US Corporate Index
$1,000,000 starting value
$1,288,714 ending value

JP Morgan Emerging Markets Bond Index Plus
$1,000,000 starting value
$1,138,825 ending value

Bloomberg US High Yield - 2% Issuer Cap Index
$1,000,000 starting value
$1,607,325 ending value

Russell 1000 Index
$1,000,000 starting value
$3,320,590 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	19.68%	5.36%)	6.06%
Blended Benchmark	21.77%	5.15%)	5.65%
Russell 1000 Value Index	30.98%	10.14%)	8.87%
Bloomberg US Corporate Index	13.63%	0.54%)	2.57%
JP Morgan Emerging Markets Bond Index Plus	20.36%	(1.28)%	1.31%
Bloomberg US High Yield - 2% Issuer Cap Index	16.47%	4.53%)	4.86%
Russell 1000 Index	38.07%	15.00%)	12.75%
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Blended Benchmark serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Blended Benchmark is calculated by Hartford Funds Management Company, LLC. The Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$12,406,097,305%
Total number of portfolio holdings	$1,537%
Total investment management fees paid	$66,230,375%
Portfolio turnover rate	$61%

Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.3%
Common Stocks	43.4%
Foreign Government Obligations	3.3%
U.S. Government Securities	2.4%
Municipal Bonds	0.3%
Convertible Bonds	0.1%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	2.6%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBLFX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Checks and Balances Fund
Class A/HCKAX
This annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.38%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. Both the S&P 500 Index and Russell 3000 Index generated strong returns supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Performance relative to the Blended Benchmark was helped from the Fund’s position in the Hartford Total Return Bond ETF, which outperformed its benchmark, the Bloomberg US Aggregate Bond Index, during the period.
Top Detractors to Performance
  Performance relative to the Blended Benchmark was hurt from the Fund’s position in The Hartford Dividend and Growth Fund, which underperformed its benchmark, the S&P 500 Index, during the period.
  The Fund’s investment in The Hartford Capital Appreciation Fund also detracted from performance relative to the Blended Benchmark. The Hartford Capital Appreciation Fund lagged its benchmark, the Russell 3000 Index, during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class A
$9,450 starting value
$19,446 ending value

33.4% Russell 3000 Index/ 33.3% S&P 500 Index/
33.3% Bloomberg US Aggregate Bond Index
$10,000 starting value
$23,913 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

S&P 500 Index
$10,000 starting value
$33,950 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	17.64%	6.61%)	6.88%
Class A (without 5.50% maximum front-end sales charge)	24.48%	7.82%)	7.48%
Blended Benchmark	28.27%	9.97%)	9.11%
Russell 3000 Index	37.86%	14.60%)	12.44%
S&P 500 Index	38.02%	15.27%)	13.00%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,403,957,177%
Total number of portfolio holdings	$5%
Total investment management fees paid	$0%
Portfolio turnover rate	$7%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.7%
Taxable Fixed Income Fund	33.0%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCKAX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Checks and Balances Fund
Class C/HCKCX
This annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$130	1.16%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. Both the S&P 500 Index and Russell 3000 Index generated strong returns supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Performance relative to the Blended Benchmark was helped from the Fund’s position in the Hartford Total Return Bond ETF, which outperformed its benchmark, the Bloomberg US Aggregate Bond Index, during the period.
Top Detractors to Performance
  Performance relative to the Blended Benchmark was hurt from the Fund’s position in The Hartford Dividend and Growth Fund, which underperformed its benchmark, the S&P 500 Index, during the period.
  The Fund’s investment in The Hartford Capital Appreciation Fund also detracted from performance relative to the Blended Benchmark. The Hartford Capital Appreciation Fund lagged its benchmark, the Russell 3000 Index, during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class C
$10,000 starting value
$19,062 ending value

33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index
$10,000 starting value
$23,913 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

S&P 500 Index
$10,000 starting value
$33,950 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	22.44%	7.00%)	6.66%
Class C (without 1.00% contingent deferred sales charge)	23.44%	7.00%)	6.66%
Blended Benchmark	28.27%	9.97%)	9.11%
Russell 3000 Index	37.86%	14.60%)	12.44%
S&P 500 Index	38.02%	15.27%)	13.00%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,403,957,177%
Total number of portfolio holdings	$5%
Total investment management fees paid	$0%
Portfolio turnover rate	$7%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.7%
Taxable Fixed Income Fund	33.0%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCKCX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Checks and Balances Fund
Class I/HCKIX
This annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.15%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. Both the S&P 500 Index and Russell 3000 Index generated strong returns supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Performance relative to the Blended Benchmark was helped from the Fund’s position in the Hartford Total Return Bond ETF, which outperformed its benchmark, the Bloomberg US Aggregate Bond Index, during the period.
Top Detractors to Performance
  Performance relative to the Blended Benchmark was hurt from the Fund’s position in The Hartford Dividend and Growth Fund, which underperformed its benchmark, the S&P 500 Index, during the period.
  The Fund’s investment in The Hartford Capital Appreciation Fund also detracted from performance relative to the Blended Benchmark. The Hartford Capital Appreciation Fund lagged its benchmark, the Russell 3000 Index, during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class I
$10,000 starting value
$21,076 ending value

33.4% Russell 3000 Index/ 33.3% S&P 500 Index/
33.3% Bloomberg US Aggregate Bond Index
$10,000 starting value
$23,913 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

S&P 500 Index
$10,000 starting value
$33,950 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	24.70%	8.07%)	7.74%
Blended Benchmark	28.27%	9.97%)	9.11%
Russell 3000 Index	37.86%	14.60%)	12.44%
S&P 500 Index	38.02%	15.27%)	13.00%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,403,957,177%
Total number of portfolio holdings	$5%
Total investment management fees paid	$0%
Portfolio turnover rate	$7%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.7%
Taxable Fixed Income Fund	33.0%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCKIX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Checks and Balances Fund
Class R3/HCKRX
This annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$84	0.75%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. Both the S&P 500 Index and Russell 3000 Index generated strong returns supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Performance relative to the Blended Benchmark was helped from the Fund’s position in the Hartford Total Return Bond ETF, which outperformed its benchmark, the Bloomberg US Aggregate Bond Index, during the period.
Top Detractors to Performance
  Performance relative to the Blended Benchmark was hurt from the Fund’s position in The Hartford Dividend and Growth Fund, which underperformed its benchmark, the S&P 500 Index, during the period.
  The Fund’s investment in The Hartford Capital Appreciation Fund also detracted from performance relative to the Blended Benchmark. The Hartford Capital Appreciation Fund lagged its benchmark, the Russell 3000 Index, during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R3
$10,000 starting value
$19,836 ending value

33.4% Russell 3000 Index/ 33.3% S&P 500 Index/
33.3% Bloomberg US Aggregate Bond Index
$10,000 starting value
$23,913 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

S&P 500 Index
$10,000 starting value
$33,950 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	24.06%	7.42%)	7.09%
Blended Benchmark	28.27%	9.97%)	9.11%
Russell 3000 Index	37.86%	14.60%)	12.44%
S&P 500 Index	38.02%	15.27%)	13.00%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,403,957,177%
Total number of portfolio holdings	$5%
Total investment management fees paid	$0%
Portfolio turnover rate	$7%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.7%
Taxable Fixed Income Fund	33.0%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCKRX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Checks and Balances Fund
Class R4/HCKSX
This annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$50	0.45%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. Both the S&P 500 Index and Russell 3000 Index generated strong returns supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Performance relative to the Blended Benchmark was helped from the Fund’s position in the Hartford Total Return Bond ETF, which outperformed its benchmark, the Bloomberg US Aggregate Bond Index, during the period.
Top Detractors to Performance
  Performance relative to the Blended Benchmark was hurt from the Fund’s position in The Hartford Dividend and Growth Fund, which underperformed its benchmark, the S&P 500 Index, during the period.
  The Fund’s investment in The Hartford Capital Appreciation Fund also detracted from performance relative to the Blended Benchmark. The Hartford Capital Appreciation Fund lagged its benchmark, the Russell 3000 Index, during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R4
$10,000 starting value
$20,441 ending value

S&P 500 Index
$10,000 starting value
$33,950 ending value

33.4% Russell 3000 Index/ 33.3% S&P 500 Index/
33.3% Bloomberg US Aggregate Bond Index
$10,000 starting value
$23,913 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	24.40%	7.74%)	7.41%
Blended Benchmark	28.27%	9.97%)	9.11%
Russell 3000 Index	37.86%	14.60%)	12.44%
S&P 500 Index	38.02%	15.27%)	13.00%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,403,957,177%
Total number of portfolio holdings	$5%
Total investment management fees paid	$0%
Portfolio turnover rate	$7%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.7%
Taxable Fixed Income Fund	33.0%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCKSX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Checks and Balances Fund
Class R5/HCKTX
This annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$16	0.14%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. Both the S&P 500 Index and Russell 3000 Index generated strong returns supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Performance relative to the Blended Benchmark was helped from the Fund’s position in the Hartford Total Return Bond ETF, which outperformed its benchmark, the Bloomberg US Aggregate Bond Index, during the period.
Top Detractors to Performance
  Performance relative to the Blended Benchmark was hurt from the Fund’s position in The Hartford Dividend and Growth Fund, which underperformed its benchmark, the S&P 500 Index, during the period.
  The Fund’s investment in The Hartford Capital Appreciation Fund also detracted from performance relative to the Blended Benchmark. The Hartford Capital Appreciation Fund lagged its benchmark, the Russell 3000 Index, during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R5
$10,000 starting value
$21,005 ending value

33.4% Russell 3000 Index/ 33.3% S&P 500 Index/
33.3% Bloomberg US Aggregate Bond Index
$10,000 starting value
$23,913 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

S&P 500 Index
$10,000 starting value
$33,950 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	24.82%	8.06%)	7.70%
Blended Benchmark	28.27%	9.97%)	9.11%
Russell 3000 Index	37.86%	14.60%)	12.44%
S&P 500 Index	38.02%	15.27%)	13.00%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,403,957,177%
Total number of portfolio holdings	$5%
Total investment management fees paid	$0%
Portfolio turnover rate	$7%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.7%
Taxable Fixed Income Fund	33.0%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCKTX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Checks and Balances Fund
Class F/HCKFX
This annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$5	0.04%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. Both the S&P 500 Index and Russell 3000 Index generated strong returns supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Performance relative to the Blended Benchmark was helped from the Fund’s position in the Hartford Total Return Bond ETF, which outperformed its benchmark, the Bloomberg US Aggregate Bond Index, during the period.
Top Detractors to Performance
  Performance relative to the Blended Benchmark was hurt from the Fund’s position in The Hartford Dividend and Growth Fund, which underperformed its benchmark, the S&P 500 Index, during the period.
  The Fund’s investment in The Hartford Capital Appreciation Fund also detracted from performance relative to the Blended Benchmark. The Hartford Capital Appreciation Fund lagged its benchmark, the Russell 3000 Index, during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class F
$1,000,000 starting value
$2,123,788 ending value

33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index
$1,000,000 starting value
$2,391,308 ending value

Russell 3000 Index
$1,000,000 starting value
$3,229,763 ending value

S&P 500 Index
$1,000,000 starting value
$3,395,049 ending value

Bloomberg US Aggregate Bond Index
$1,000,000 starting value
$1,159,281 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	24.83%	8.17%)	7.82%
Blended Benchmark	28.27%	9.97%)	9.11%
Russell 3000 Index	37.86%	14.60%)	12.44%
S&P 500 Index	38.02%	15.27%)	13.00%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Class F shares commenced operations on February 28, 2017 and performance prior to that date reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,403,957,177%
Total number of portfolio holdings	$5%
Total investment management fees paid	$0%
Portfolio turnover rate	$7%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.7%
Taxable Fixed Income Fund	33.0%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCKFX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Conservative Allocation Fund
Class A/HCVAX
This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.63%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
  Asset allocation also contributed to results helped from the overweight to underlying funds with high yield exposure as high yield performed well during the period.

Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
  Performance was also hurt from the Fund’s position in The Hartford World Bond Fund, which underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class A
$9,450 starting value
$13,215 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,855 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	11.60%	2.49%)	2.83%
Class A (without 5.50% maximum front-end sales charge)	18.10%	3.66%)	3.41%
Blended Benchmark	18.32%	4.20%)	4.72%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$152,987,326%
Total number of portfolio holdings	$19%
Total investment management fees paid	$93,231%
Portfolio turnover rate	$29%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.6%
International/Global Equity Funds	10.4%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective as of the close of business on October 25, 2024, the Fund’s contractual investment management fee was eliminated and certain of the Fund’s expense limitation arrangements were reduced. The expense limitation arrangement remains in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were announced in supplements to the Fund’s statutory prospectus dated June 20, 2024 and October 28, 2024 and reflected in the Fund’s summary prospectus dated March 1, 2024, as restated October 28, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCVAX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Conservative Allocation Fund
Class C/HCVCX
This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.44%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
  Asset allocation also contributed to results helped from the overweight to underlying funds with high yield exposure as high yield performed well during the period.

Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
  Performance was also hurt from the Fund’s position in The Hartford World Bond Fund, which underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class C
$10,000 starting value
$12,941 ending value

65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,855 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	16.05%	2.86%)	2.61%
Class C (without 1.00% contingent deferred sales charge)	17.05%	2.86%)	2.61%
Blended Benchmark	18.32%	4.20%)	4.72%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$152,987,326%
Total number of portfolio holdings	$19%
Total investment management fees paid	$93,231%
Portfolio turnover rate	$29%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.6%
International/Global Equity Funds	10.4%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective as of the close of business on October 25, 2024, the Fund’s contractual investment management fee was eliminated and certain of the Fund’s expense limitation arrangements were reduced. The expense limitation arrangement remains in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were announced in supplements to the Fund’s statutory prospectus dated June 20, 2024 and October 28, 2024 and reflected in the Fund’s summary prospectus dated March 1, 2024, as restated October 28, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCVCX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Conservative Allocation Fund
Class I/HCVIX
This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.38%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
  Asset allocation also contributed to results helped from the overweight to underlying funds with high yield exposure as high yield performed well during the period.

Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
  Performance was also hurt from the Fund’s position in The Hartford World Bond Fund, which underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class I
$10,000 starting value
$14,343 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value
65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,855 ending value
MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	18.35%	3.93%)	3.67%
Blended Benchmark	18.32%	4.20%)	4.72%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$152,987,326%
Total number of portfolio holdings	$19%
Total investment management fees paid	$93,231%
Portfolio turnover rate	$29%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.6%
International/Global Equity Funds	10.4%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective as of the close of business on October 25, 2024, the Fund’s contractual investment management fee was eliminated and certain of the Fund’s expense limitation arrangements were reduced. The expense limitation arrangement remains in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were announced in supplements to the Fund’s statutory prospectus dated June 20, 2024 and October 28, 2024 and reflected in the Fund’s summary prospectus dated March 1, 2024, as restated October 28, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCVIX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Conservative Allocation Fund
Class R3/HCVRX
This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$107	0.98%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
  Asset allocation also contributed to results helped from the overweight to underlying funds with high yield exposure as high yield performed well during the period.

Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
  Performance was also hurt from the Fund’s position in The Hartford World Bond Fund, which underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R3
$10,000 starting value
$13,537 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value
65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,855 ending value
MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	17.61%	3.29%)	3.07%
Blended Benchmark	18.32%	4.20%)	4.72%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$152,987,326%
Total number of portfolio holdings	$19%
Total investment management fees paid	$93,231%
Portfolio turnover rate	$29%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.6%
International/Global Equity Funds	10.4%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective as of the close of business on October 25, 2024, the Fund’s contractual investment management fee was eliminated and certain of the Fund’s expense limitation arrangements were reduced. The expense limitation arrangement remains in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were announced in supplements to the Fund’s statutory prospectus dated June 20, 2024 and October 28, 2024 and reflected in the Fund’s summary prospectus dated March 1, 2024, as restated October 28, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCVRX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Conservative Allocation Fund
Class R4/HCVSX
This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$74	0.68%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
  Asset allocation also contributed to results helped from the overweight to underlying funds with high yield exposure as high yield performed well during the period.

Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
  Performance was also hurt from the Fund’s position in The Hartford World Bond Fund, which underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R4
$10,000 starting value
$13,951 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value
65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,855 ending value
MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	17.99%	3.59%)	3.39%
Blended Benchmark	18.32%	4.20%)	4.72%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$152,987,326%
Total number of portfolio holdings	$19%
Total investment management fees paid	$93,231%
Portfolio turnover rate	$29%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.6%
International/Global Equity Funds	10.4%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective as of the close of business on October 25, 2024, the Fund’s contractual investment management fee was eliminated and certain of the Fund’s expense limitation arrangements were reduced. The expense limitation arrangement remains in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were announced in supplements to the Fund’s statutory prospectus dated June 20, 2024 and October 28, 2024 and reflected in the Fund’s summary prospectus dated March 1, 2024, as restated October 28, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCVSX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Conservative Allocation Fund
Class R5/HCVTX
This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$41	0.38%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
  Asset allocation also contributed to results helped from the overweight to underlying funds with high yield exposure as high yield performed well during the period.

Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
  Performance was also hurt from the Fund’s position in The Hartford World Bond Fund, which underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R5
$10,000 starting value
$14,377 ending value

65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,855 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	18.38%	3.91%)	3.70%
Blended Benchmark	18.32%	4.20%)	4.72%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$152,987,326%
Total number of portfolio holdings	$19%
Total investment management fees paid	$93,231%
Portfolio turnover rate	$29%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.6%
International/Global Equity Funds	10.4%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective as of the close of business on October 25, 2024, the Fund’s contractual investment management fee was eliminated and certain of the Fund’s expense limitation arrangements were reduced. The expense limitation arrangement remains in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were announced in supplements to the Fund’s statutory prospectus dated June 20, 2024 and October 28, 2024 and reflected in the Fund’s summary prospectus dated March 1, 2024, as restated October 28, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCVTX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Conservative Allocation Fund
Class Y/HCVYX
This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Class Y	$0	0.16%
*	Reflects information for the period of October 25, 2024 (commencement of operations of Class Y shares) through October 31, 2024. Expenses for the full reporting period would be higher.
^	Annualized.
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
  Asset allocation also contributed to results helped from the overweight to underlying funds with high yield exposure as high yield performed well during the period.

Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
  Performance was also hurt from the Fund’s position in The Hartford World Bond Fund, which underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$1,000,000
$800,000
$600,000
$400,000
$200,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class Y
$250,000 starting value
$358,577 ending value

65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net)
$250,000 starting value
$396,382 ending value

Bloomberg US Aggregate Bond Index
$250,000 starting value
$289,820 ending value

Russell 3000 Index
$250,000 starting value
$807,441 ending value

MSCI ACWI ex USA Index (Net)
$250,000 starting value
$399,309 ending value

Average Annual Total Returns For the Period Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	(0.61)%	3.93%)	3.67%
Blended Benchmark	18.32%)	4.20%)	4.72%
Bloomberg US Aggregate Bond Index	10.55%)	(0.23)%	1.49%
Russell 3000 Index	37.86%)	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%)	5.78%)	4.79%
Class Y shares commenced operations on October 25, 2024 and performance prior to that date is that of the Fund's Class I shares.
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$152,987,326%
Total number of portfolio holdings	$19%
Total investment management fees paid	$93,231%
Portfolio turnover rate	$29%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.6%
International/Global Equity Funds	10.4%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective as of the close of business on October 25, 2024, the Fund’s contractual investment management fee was eliminated and certain of the Fund’s expense limitation arrangements were reduced. The expense limitation arrangement remains in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were announced in supplements to the Fund’s statutory prospectus dated June 20, 2024 and October 28, 2024 and reflected in the Fund’s summary prospectus dated March 1, 2024, as restated October 28, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCVYX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Conservative Allocation Fund
Class F/HCVFX
This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$29	0.27%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
  Asset allocation also contributed to results helped from the overweight to underlying funds with high yield exposure as high yield performed well during the period.

Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
  Performance was also hurt from the Fund’s position in The Hartford World Bond Fund, which underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class F
$1,000,000 starting value
$1,445,071 ending value
Russell 3000 Index
$1,000,000 starting value
$3,229,763 ending value
65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net)
$1,000,000 starting value
$1,585,527 ending value
MSCI ACWI ex USA Index (Net)
$1,000,000 starting value
$1,597,235 ending value
Bloomberg US Aggregate Bond Index
$1,000,000 starting value
$1,159,281 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	18.45%	4.03%)	3.75%
Blended Benchmark	18.32%	4.20%)	4.72%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$152,987,326%
Total number of portfolio holdings	$19%
Total investment management fees paid	$93,231%
Portfolio turnover rate	$29%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.6%
International/Global Equity Funds	10.4%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective as of the close of business on October 25, 2024, the Fund’s contractual investment management fee was eliminated and certain of the Fund’s expense limitation arrangements were reduced. The expense limitation arrangement remains in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were announced in supplements to the Fund’s statutory prospectus dated June 20, 2024 and October 28, 2024 and reflected in the Fund’s summary prospectus dated March 1, 2024, as restated October 28, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCVFX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Growth Allocation Fund
Class A/HRAAX
This annual shareholder report contains important information about The Hartford Growth Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	0.53%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s investments in the Hartford Large Cap Growth ETF and The Hartford Growth Opportunities Fund were the top contributors to performance for the trailing twelve-month period as large-cap growth stocks had strong performance and these underlying funds outperformed their benchmarks during the period.
  In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
  Asset allocation also contributed to performance as the overweight to equities was beneficial.

Top Detractors to Performance
  The Fund’s investment in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund, which underperformed its benchmark during the period.
  The Fund’s investments in the Hartford Schroders International Multi-Cap Value Fund and The Hartford International Opportunities Fund also detracted.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class A
$9,450 starting value
$17,881 ending value

55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index
$10,000 starting value
$22,543 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	20.98%	6.87%)	5.98%
Class A (without 5.50% maximum front-end sales charge)	28.02%	8.08%)	6.58%
Blended Benchmark	28.67%	9.54%)	8.47%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$541,344,687%
Total number of portfolio holdings	$19%
Total investment management fees paid	$529,226%
Portfolio turnover rate	$9%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	59.2%
International/Global Equity Funds	25.8%
Taxable Fixed Income Funds	14.8%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%
Total	100.0%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRAAX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Growth Allocation Fund
Class C/HRACX
This annual shareholder report contains important information about The Hartford Growth Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157	1.38%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s investments in the Hartford Large Cap Growth ETF and The Hartford Growth Opportunities Fund were the top contributors to performance for the trailing twelve-month period as large-cap growth stocks had strong performance and these underlying funds outperformed their benchmarks during the period.
  In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
  Asset allocation also contributed to performance as the overweight to equities was beneficial.

Top Detractors to Performance
  The Fund’s investment in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund, which underperformed its benchmark during the period.
  The Fund’s investments in the Hartford Schroders International Multi-Cap Value Fund and The Hartford International Opportunities Fund also detracted.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class C
$10,000 starting value
$17,506 ending value

55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index
$10,000 starting value
$22,543 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	25.98%	7.20%)	5.76%
Class C (without 1.00% contingent deferred sales charge)	26.98%	7.20%)	5.76%
Blended Benchmark	28.67%	9.54%)	8.47%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$541,344,687%
Total number of portfolio holdings	$19%
Total investment management fees paid	$529,226%
Portfolio turnover rate	$9%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	59.2%
International/Global Equity Funds	25.8%
Taxable Fixed Income Funds	14.8%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%
Total	100.0%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRACX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Growth Allocation Fund
Class I/HRAIX
This annual shareholder report contains important information about The Hartford Growth Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.26%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s investments in the Hartford Large Cap Growth ETF and The Hartford Growth Opportunities Fund were the top contributors to performance for the trailing twelve-month period as large-cap growth stocks had strong performance and these underlying funds outperformed their benchmarks during the period.
  In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
  Asset allocation also contributed to performance as the overweight to equities was beneficial.

Top Detractors to Performance
  The Fund’s investment in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund, which underperformed its benchmark during the period.
  The Fund’s investments in the Hartford Schroders International Multi-Cap Value Fund and The Hartford International Opportunities Fund also detracted.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class I
$10,000 starting value
$19,481 ending value

55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index
$10,000 starting value
$22,543 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	28.29%	8.37%)	6.90%
Blended Benchmark	28.67%	9.54%)	8.47%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$541,344,687%
Total number of portfolio holdings	$19%
Total investment management fees paid	$529,226%
Portfolio turnover rate	$9%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	59.2%
International/Global Equity Funds	25.8%
Taxable Fixed Income Funds	14.8%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%
Total	100.0%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRAIX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Growth Allocation Fund
Class R3/HRARX
This annual shareholder report contains important information about The Hartford Growth Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$100	0.88%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s investments in the Hartford Large Cap Growth ETF and The Hartford Growth Opportunities Fund were the top contributors to performance for the trailing twelve-month period as large-cap growth stocks had strong performance and these underlying funds outperformed their benchmarks during the period.
  In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
  Asset allocation also contributed to performance as the overweight to equities was beneficial.

Top Detractors to Performance
  The Fund’s investment in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund, which underperformed its benchmark during the period.
  The Fund’s investments in the Hartford Schroders International Multi-Cap Value Fund and The Hartford International Opportunities Fund also detracted.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R3
$10,000 starting value
$18,314 ending value

55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index
$10,000 starting value
$22,543 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	27.58%	7.73%)	6.24%
Blended Benchmark	28.67%	9.54%)	8.47%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$541,344,687%
Total number of portfolio holdings	$19%
Total investment management fees paid	$529,226%
Portfolio turnover rate	$9%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	59.2%
International/Global Equity Funds	25.8%
Taxable Fixed Income Funds	14.8%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%
Total	100.0%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRARX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Growth Allocation Fund
Class R4/HRASX
This annual shareholder report contains important information about The Hartford Growth Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$65	0.57%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s investments in the Hartford Large Cap Growth ETF and The Hartford Growth Opportunities Fund were the top contributors to performance for the trailing twelve-month period as large-cap growth stocks had strong performance and these underlying funds outperformed their benchmarks during the period.
  In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
  Asset allocation also contributed to performance as the overweight to equities was beneficial.

Top Detractors to Performance
  The Fund’s investment in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund, which underperformed its benchmark during the period.
  The Fund’s investments in the Hartford Schroders International Multi-Cap Value Fund and The Hartford International Opportunities Fund also detracted.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R4
$10,000 starting value
$18,853 ending value
MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value
55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index
$10,000 starting value
$22,543 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	27.86%	8.04%)	6.55%
Blended Benchmark	28.67%	9.54%)	8.47%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$541,344,687%
Total number of portfolio holdings	$19%
Total investment management fees paid	$529,226%
Portfolio turnover rate	$9%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	59.2%
International/Global Equity Funds	25.8%
Taxable Fixed Income Funds	14.8%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%
Total	100.0%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRASX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Growth Allocation Fund
Class R5/HRATX
This annual shareholder report contains important information about The Hartford Growth Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$30	0.26%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s investments in the Hartford Large Cap Growth ETF and The Hartford Growth Opportunities Fund were the top contributors to performance for the trailing twelve-month period as large-cap growth stocks had strong performance and these underlying funds outperformed their benchmarks during the period.
  In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
  Asset allocation also contributed to performance as the overweight to equities was beneficial.

Top Detractors to Performance
  The Fund’s investment in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund, which underperformed its benchmark during the period.
  The Fund’s investments in the Hartford Schroders International Multi-Cap Value Fund and The Hartford International Opportunities Fund also detracted.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R5
$10,000 starting value
$19,452 ending value

55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index
$10,000 starting value
$22,543 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	28.38%	8.38%)	6.88%
Blended Benchmark	28.67%	9.54%)	8.47%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$541,344,687%
Total number of portfolio holdings	$19%
Total investment management fees paid	$529,226%
Portfolio turnover rate	$9%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	59.2%
International/Global Equity Funds	25.8%
Taxable Fixed Income Funds	14.8%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%
Total	100.0%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRATX_1024
Annual Shareholder Report
October 31, 2024
The Hartford Growth Allocation Fund
Class F/HRAFX
This annual shareholder report contains important information about The Hartford Growth Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$18	0.16%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s investments in the Hartford Large Cap Growth ETF and The Hartford Growth Opportunities Fund were the top contributors to performance for the trailing twelve-month period as large-cap growth stocks had strong performance and these underlying funds outperformed their benchmarks during the period.
  In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
  Asset allocation also contributed to performance as the overweight to equities was beneficial.

Top Detractors to Performance
  The Fund’s investment in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund, which underperformed its benchmark during the period.
  The Fund’s investments in the Hartford Schroders International Multi-Cap Value Fund and The Hartford International Opportunities Fund also detracted.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class F
$1,000,000 starting value
$1,964,139 ending value

55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index
$1,000,000 starting value
$2,254,344 ending value

Russell 3000 Index
$1,000,000 starting value
$3,229,763 ending value

MSCI ACWI ex USA Index (Net)
$1,000,000 starting value
$1,597,235 ending value

Bloomberg US Aggregate Bond Index
$1,000,000 starting value
$1,159,281 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	28.55%	8.50%)	6.98%
Blended Benchmark	28.67%	9.54%)	8.47%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$541,344,687%
Total number of portfolio holdings	$19%
Total investment management fees paid	$529,226%
Portfolio turnover rate	$9%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	59.2%
International/Global Equity Funds	25.8%
Taxable Fixed Income Funds	14.8%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%
Total	100.0%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRAFX_1024
Annual Shareholder Report
October 31, 2024
Hartford Moderate Allocation Fund
Class A/HBAAX
This annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	0.54%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
  Asset allocation also contributed to performance as the overweight to equities was beneficial along with the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
  Performance was also hurt from the Fund’s positions in The Hartford World Bond Fund and the Hartford Core Equity Fund and these underlying funds underperformed their benchmarks during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class A
$9,450 starting value
$15,656 ending value

40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net)
$10,000 starting value
$19,148 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	16.60%	4.83%)	4.58%
Class A (without 5.50% maximum front-end sales charge)	23.38%	6.03%)	5.18%
Blended Benchmark	23.77%	7.05%)	6.71%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$317,535,414%
Total number of portfolio holdings	$17%
Total investment management fees paid	$314,674%
Portfolio turnover rate	$11%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	43.0%
Taxable Fixed Income Funds	36.3%
International/Global Equity Funds	20.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBAAX_1024
Annual Shareholder Report
October 31, 2024
Hartford Moderate Allocation Fund
Class C/HBACX
This annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.38%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
  Asset allocation also contributed to performance as the overweight to equities was beneficial along with the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
  Performance was also hurt from the Fund’s positions in The Hartford World Bond Fund and the Hartford Core Equity Fund and these underlying funds underperformed their benchmarks during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class C
$10,000 starting value
$15,325 ending value

40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net)
$10,000 starting value
$19,148 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	21.32%	5.17%)	4.36%
Class C (without 1.00% contingent deferred sales charge)	22.32%	5.17%)	4.36%
Blended Benchmark	23.77%	7.05%)	6.71%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$317,535,414%
Total number of portfolio holdings	$17%
Total investment management fees paid	$314,674%
Portfolio turnover rate	$11%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	43.0%
Taxable Fixed Income Funds	36.3%
International/Global Equity Funds	20.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBACX_1024
Annual Shareholder Report
October 31, 2024
Hartford Moderate Allocation Fund
Class I/HBAIX
This annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.27%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
  Asset allocation also contributed to performance as the overweight to equities was beneficial along with the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
  Performance was also hurt from the Fund’s positions in The Hartford World Bond Fund and the Hartford Core Equity Fund and these underlying funds underperformed their benchmarks during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class I
$10,000 starting value
$17,033 ending value

40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net)
$10,000 starting value
$19,148 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	23.67%	6.30%)	5.47%
Blended Benchmark	23.77%	7.05%)	6.71%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$317,535,414%
Total number of portfolio holdings	$17%
Total investment management fees paid	$314,674%
Portfolio turnover rate	$11%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	43.0%
Taxable Fixed Income Funds	36.3%
International/Global Equity Funds	20.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBAIX_1024
Annual Shareholder Report
October 31, 2024
Hartford Moderate Allocation Fund
Class R3/HBARX
This annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$97	0.87%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
  Asset allocation also contributed to performance as the overweight to equities was beneficial along with the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
  Performance was also hurt from the Fund’s positions in The Hartford World Bond Fund and the Hartford Core Equity Fund and these underlying funds underperformed their benchmarks during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R3
$10,000 starting value
$16,016 ending value

40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net)
$10,000 starting value
$19,148 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	22.98%	5.67%)	4.82%
Blended Benchmark	23.77%	7.05%)	6.71%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$317,535,414%
Total number of portfolio holdings	$17%
Total investment management fees paid	$314,674%
Portfolio turnover rate	$11%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	43.0%
Taxable Fixed Income Funds	36.3%
International/Global Equity Funds	20.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBARX_1024
Annual Shareholder Report
October 31, 2024
Hartford Moderate Allocation Fund
Class R4/HBASX
This annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$65	0.58%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
  Asset allocation also contributed to performance as the overweight to equities was beneficial along with the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
  Performance was also hurt from the Fund’s positions in The Hartford World Bond Fund and the Hartford Core Equity Fund and these underlying funds underperformed their benchmarks during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R4
$10,000 starting value
$16,490 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value
40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net)
$10,000 starting value
$19,148 ending value
MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	23.42%	5.98%)	5.13%
Blended Benchmark	23.77%	7.05%)	6.71%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$317,535,414%
Total number of portfolio holdings	$17%
Total investment management fees paid	$314,674%
Portfolio turnover rate	$11%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	43.0%
Taxable Fixed Income Funds	36.3%
International/Global Equity Funds	20.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBASX_1024
Annual Shareholder Report
October 31, 2024
Hartford Moderate Allocation Fund
Class R5/HBATX
This annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$31	0.28%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
  Asset allocation also contributed to performance as the overweight to equities was beneficial along with the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
  Performance was also hurt from the Fund’s positions in The Hartford World Bond Fund and the Hartford Core Equity Fund and these underlying funds underperformed their benchmarks during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R5
$10,000 starting value
$17,008 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value
40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net)
$10,000 starting value
$19,148 ending value
MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	23.75%	6.31%)	5.45%
Blended Benchmark	23.77%	7.05%)	6.71%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$317,535,414%
Total number of portfolio holdings	$17%
Total investment management fees paid	$314,674%
Portfolio turnover rate	$11%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	43.0%
Taxable Fixed Income Funds	36.3%
International/Global Equity Funds	20.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBATX_1024
Annual Shareholder Report
October 31, 2024
Hartford Moderate Allocation Fund
Class F/HBADX
This annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$20	0.18%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
  Asset allocation also contributed to performance as the overweight to equities was beneficial along with the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
  Performance was also hurt from the Fund’s positions in The Hartford World Bond Fund and the Hartford Core Equity Fund and these underlying funds underperformed their benchmarks during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class F
$1,000,000 starting value
$1,714,552 ending value

Russell 3000 Index
$1,000,000 starting value
$3,229,763 ending value

40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net)
$1,000,000 starting value
$1,914,814 ending value

MSCI ACWI ex USA Index (Net)
$1,000,000 starting value
$1,597,235 ending value

Bloomberg US Aggregate Bond Index
$1,000,000 starting value
$1,159,281 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	23.88%	6.41%)	5.54%
Blended Benchmark	23.77%	7.05%)	6.71%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$317,535,414%
Total number of portfolio holdings	$17%
Total investment management fees paid	$314,674%
Portfolio turnover rate	$11%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	43.0%
Taxable Fixed Income Funds	36.3%
International/Global Equity Funds	20.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBADX_1024
Annual Shareholder Report
October 31, 2024
Hartford Multi-Asset Income Fund
Class A/ITTAX
This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.05%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and ongoing conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Fixed income allocations contributed positively to relative performance over the period. This was primarily driven by positive relative returns from our allocation to active strategies (such as, strategic income allocation).
  Within equity, United States housing equities, equity securities that promote environmental sustainability in our view, global defensive equities, and global cyclicals contributed to the relative performance. Volatility management also added to performance.
  The Fund’s tactical positioning implemented through our active allocation process also generated positive results.
Top Detractors to Performance
  Equities delivered positive total returns but sub-strategy selection, the underweight asset allocation, and security selection detracted from relative performance.
  Equity allocations detracted from relative performance, driven by exposure to global dividend growth equities and North Asian equities.
  The Fund’s use of call options, which sought to hedge market exposure, detracted from relative returns.
During the period, the Fund’s use of derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets, was additive to relative performance. Over the period, the Fund’s use of equity and interest rate futures for risk management purposes, contributed slightly positively to relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class A
$9,450 starting value
$14,943 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index
$10,000 starting value
$19,295 ending value

S&P 500 Index
$10,000 starting value
$33,950 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	9.50%	2.41%)	4.10%
Class A (without 5.50% maximum front-end sales charge)	15.87%	3.57%)	4.69%
Blended Benchmark	22.30%	6.81%)	6.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
S&P 500 Index	38.02%	15.27%)	13.00%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance for the Fund prior to May 1, 2019, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$586,610,484%
Total number of portfolio holdings	$1,068%
Total investment management fees paid	$3,512,866%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$187%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	23.9%
Corporate Bonds	21.2%
Asset & Commercial Mortgage-Backed Securities	14.3%
Equity Linked Securities	10.3%
Senior Floating Rate Interests	9.3%
U.S. Government Securities	6.2%
U.S. Government Agencies	5.7%
Convertible Bonds	4.8%
Foreign Government Obligations	3.5%
Exchange-Traded Funds	1.0%
Preferred Stocks	1.0%
Municipal Bonds	0.1%
Short-Term Investments	0.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITTAX_1024
Annual Shareholder Report
October 31, 2024
Hartford Multi-Asset Income Fund
Class C/HAFCX
This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.79%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and ongoing conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Fixed income allocations contributed positively to relative performance over the period. This was primarily driven by positive relative returns from our allocation to active strategies (such as, strategic income allocation).
  Within equity, United States housing equities, equity securities that promote environmental sustainability in our view, global defensive equities, and global cyclicals contributed to the relative performance. Volatility management also added to performance.
  The Fund’s tactical positioning implemented through our active allocation process also generated positive results.
Top Detractors to Performance
  Equities delivered positive total returns but sub-strategy selection, the underweight asset allocation, and security selection detracted from relative performance.
  Equity allocations detracted from relative performance, driven by exposure to global dividend growth equities and North Asian equities.
  The Fund’s use of call options, which sought to hedge market exposure, detracted from relative returns.
During the period, the Fund’s use of derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets, was additive to relative performance. Over the period, the Fund’s use of equity and interest rate futures for risk management purposes, contributed slightly positively to relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class C
$10,000 starting value
$14,717 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value
55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index
$10,000 starting value
$19,295 ending value
S&P 500 Index
$10,000 starting value
$33,950 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	14.01%	2.82%)	3.94%
Class C (without 1.00% contingent deferred sales charge)	15.01%	2.82%)	3.94%
Blended Benchmark	22.30%	6.81%)	6.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
S&P 500 Index	38.02%	15.27%)	13.00%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance for the Fund prior to May 1, 2019, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$586,610,484%
Total number of portfolio holdings	$1,068%
Total investment management fees paid	$3,512,866%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$187%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	23.9%
Corporate Bonds	21.2%
Asset & Commercial Mortgage-Backed Securities	14.3%
Equity Linked Securities	10.3%
Senior Floating Rate Interests	9.3%
U.S. Government Securities	6.2%
U.S. Government Agencies	5.7%
Convertible Bonds	4.8%
Foreign Government Obligations	3.5%
Exchange-Traded Funds	1.0%
Preferred Stocks	1.0%
Municipal Bonds	0.1%
Short-Term Investments	0.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHAFCX_1024
Annual Shareholder Report
October 31, 2024
Hartford Multi-Asset Income Fund
Class I/ITTIX
This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.76%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and ongoing conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Fixed income allocations contributed positively to relative performance over the period. This was primarily driven by positive relative returns from our allocation to active strategies (such as, strategic income allocation).
  Within equity, United States housing equities, equity securities that promote environmental sustainability in our view, global defensive equities, and global cyclicals contributed to the relative performance. Volatility management also added to performance.
  The Fund’s tactical positioning implemented through our active allocation process also generated positive results.
Top Detractors to Performance
  Equities delivered positive total returns but sub-strategy selection, the underweight asset allocation, and security selection detracted from relative performance.
  Equity allocations detracted from relative performance, driven by exposure to global dividend growth equities and North Asian equities.
  The Fund’s use of call options, which sought to hedge market exposure, detracted from relative returns.
During the period, the Fund’s use of derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets, was additive to relative performance. Over the period, the Fund’s use of equity and interest rate futures for risk management purposes, contributed slightly positively to relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class I
$10,000 starting value
$16,273 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value
55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index
$10,000 starting value
$19,295 ending value
S&P 500 Index
$10,000 starting value
$33,950 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	16.24%	3.89%)	4.99%
Blended Benchmark	22.30%	6.81%)	6.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
S&P 500 Index	38.02%	15.27%)	13.00%
Class I shares commenced operations on March 31, 2015 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance for the Fund prior to May 1, 2019, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$586,610,484%
Total number of portfolio holdings	$1,068%
Total investment management fees paid	$3,512,866%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$187%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	23.9%
Corporate Bonds	21.2%
Asset & Commercial Mortgage-Backed Securities	14.3%
Equity Linked Securities	10.3%
Senior Floating Rate Interests	9.3%
U.S. Government Securities	6.2%
U.S. Government Agencies	5.7%
Convertible Bonds	4.8%
Foreign Government Obligations	3.5%
Exchange-Traded Funds	1.0%
Preferred Stocks	1.0%
Municipal Bonds	0.1%
Short-Term Investments	0.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITTIX_1024
Annual Shareholder Report
October 31, 2024
Hartford Multi-Asset Income Fund
Class R3/ITTRX
This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$144	1.34%
Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher. Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and ongoing conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Fixed income allocations contributed positively to relative performance over the period. This was primarily driven by positive relative returns from our allocation to active strategies (such as, strategic income allocation).
  Within equity, United States housing equities, equity securities that promote environmental sustainability in our view, global defensive equities, and global cyclicals contributed to the relative performance. Volatility management also added to performance.
  The Fund’s tactical positioning implemented through our active allocation process also generated positive results.
Top Detractors to Performance
  Equities delivered positive total returns but sub-strategy selection, the underweight asset allocation, and security selection detracted from relative performance.
  Equity allocations detracted from relative performance, driven by exposure to global dividend growth equities and North Asian equities.
  The Fund’s use of call options, which sought to hedge market exposure, detracted from relative returns.
During the period, the Fund’s use of derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets, was additive to relative performance. Over the period, the Fund’s use of equity and interest rate futures for risk management purposes, contributed slightly positively to relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R3
$10,000 starting value
$15,382 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value
55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index
$10,000 starting value
$19,295 ending value
S&P 500 Index
$10,000 starting value
$33,950 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	15.52%	3.28%)	4.40%
Blended Benchmark	22.30%	6.81%)	6.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
S&P 500 Index	38.02%	15.27%)	13.00%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance for the Fund prior to May 1, 2019, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$586,610,484%
Total number of portfolio holdings	$1,068%
Total investment management fees paid	$3,512,866%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$187%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	23.9%
Corporate Bonds	21.2%
Asset & Commercial Mortgage-Backed Securities	14.3%
Equity Linked Securities	10.3%
Senior Floating Rate Interests	9.3%
U.S. Government Securities	6.2%
U.S. Government Agencies	5.7%
Convertible Bonds	4.8%
Foreign Government Obligations	3.5%
Exchange-Traded Funds	1.0%
Preferred Stocks	1.0%
Municipal Bonds	0.1%
Short-Term Investments	0.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITTRX_1024
Annual Shareholder Report
October 31, 2024
Hartford Multi-Asset Income Fund
Class R4/ITTSX
This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$117	1.08%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and ongoing conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Fixed income allocations contributed positively to relative performance over the period. This was primarily driven by positive relative returns from our allocation to active strategies (such as, strategic income allocation).
  Within equity, United States housing equities, equity securities that promote environmental sustainability in our view, global defensive equities, and global cyclicals contributed to the relative performance. Volatility management also added to performance.
  The Fund’s tactical positioning implemented through our active allocation process also generated positive results.
Top Detractors to Performance
  Equities delivered positive total returns but sub-strategy selection, the underweight asset allocation, and security selection detracted from relative performance.
  Equity allocations detracted from relative performance, driven by exposure to global dividend growth equities and North Asian equities.
  The Fund’s use of call options, which sought to hedge market exposure, detracted from relative returns.
During the period, the Fund’s use of derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets, was additive to relative performance. Over the period, the Fund’s use of equity and interest rate futures for risk management purposes, contributed slightly positively to relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R4
$10,000 starting value
$15,793 ending value

55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index
$10,000 starting value
$19,295 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

S&P 500 Index
$10,000 starting value
$33,950 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	15.85%	3.54%)	4.68%
Blended Benchmark	22.30%	6.81%)	6.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
S&P 500 Index	38.02%	15.27%)	13.00%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance for the Fund prior to May 1, 2019, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$586,610,484%
Total number of portfolio holdings	$1,068%
Total investment management fees paid	$3,512,866%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$187%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	23.9%
Corporate Bonds	21.2%
Asset & Commercial Mortgage-Backed Securities	14.3%
Equity Linked Securities	10.3%
Senior Floating Rate Interests	9.3%
U.S. Government Securities	6.2%
U.S. Government Agencies	5.7%
Convertible Bonds	4.8%
Foreign Government Obligations	3.5%
Exchange-Traded Funds	1.0%
Preferred Stocks	1.0%
Municipal Bonds	0.1%
Short-Term Investments	0.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITTSX_1024
Annual Shareholder Report
October 31, 2024
Hartford Multi-Asset Income Fund
Class R5/ITTTX
This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$84	0.78%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and ongoing conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Fixed income allocations contributed positively to relative performance over the period. This was primarily driven by positive relative returns from our allocation to active strategies (such as, strategic income allocation).
  Within equity, United States housing equities, equity securities that promote environmental sustainability in our view, global defensive equities, and global cyclicals contributed to the relative performance. Volatility management also added to performance.
  The Fund’s tactical positioning implemented through our active allocation process also generated positive results.
Top Detractors to Performance
  Equities delivered positive total returns but sub-strategy selection, the underweight asset allocation, and security selection detracted from relative performance.
  Equity allocations detracted from relative performance, driven by exposure to global dividend growth equities and North Asian equities.
  The Fund’s use of call options, which sought to hedge market exposure, detracted from relative returns.
During the period, the Fund’s use of derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets, was additive to relative performance. Over the period, the Fund’s use of equity and interest rate futures for risk management purposes, contributed slightly positively to relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R5
$10,000 starting value
$16,271 ending value

55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index
$10,000 starting value
$19,295 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

S&P 500 Index
$10,000 starting value
$33,950 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	16.20%	3.84%)	4.99%
Blended Benchmark	22.30%	6.81%)	6.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
S&P 500 Index	38.02%	15.27%)	13.00%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance for the Fund prior to May 1, 2019, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$586,610,484%
Total number of portfolio holdings	$1,068%
Total investment management fees paid	$3,512,866%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$187%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	23.9%
Corporate Bonds	21.2%
Asset & Commercial Mortgage-Backed Securities	14.3%
Equity Linked Securities	10.3%
Senior Floating Rate Interests	9.3%
U.S. Government Securities	6.2%
U.S. Government Agencies	5.7%
Convertible Bonds	4.8%
Foreign Government Obligations	3.5%
Exchange-Traded Funds	1.0%
Preferred Stocks	1.0%
Municipal Bonds	0.1%
Short-Term Investments	0.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITTTX_1024
Annual Shareholder Report
October 31, 2024
Hartford Multi-Asset Income Fund
Class R6/ITTVX
This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	0.66%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and ongoing conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Fixed income allocations contributed positively to relative performance over the period. This was primarily driven by positive relative returns from our allocation to active strategies (such as, strategic income allocation).
  Within equity, United States housing equities, equity securities that promote environmental sustainability in our view, global defensive equities, and global cyclicals contributed to the relative performance. Volatility management also added to performance.
  The Fund’s tactical positioning implemented through our active allocation process also generated positive results.
Top Detractors to Performance
  Equities delivered positive total returns but sub-strategy selection, the underweight asset allocation, and security selection detracted from relative performance.
  Equity allocations detracted from relative performance, driven by exposure to global dividend growth equities and North Asian equities.
  The Fund’s use of call options, which sought to hedge market exposure, detracted from relative returns.
During the period, the Fund’s use of derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets, was additive to relative performance. Over the period, the Fund’s use of equity and interest rate futures for risk management purposes, contributed slightly positively to relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R6
$10,000 starting value
$16,420 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index
$10,000 starting value
$19,295 ending value

S&P 500 Index
$10,000 starting value
$33,950 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	16.29%	3.96%)	5.08%
Blended Benchmark	22.30%	6.81%)	6.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
S&P 500 Index	38.02%	15.27%)	13.00%
Class R6 shares commenced operations on February 28, 2018 and performance prior to that date is that of the Fund’s Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance for the Fund prior to May 1, 2019, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$586,610,484%
Total number of portfolio holdings	$1,068%
Total investment management fees paid	$3,512,866%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$187%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	23.9%
Corporate Bonds	21.2%
Asset & Commercial Mortgage-Backed Securities	14.3%
Equity Linked Securities	10.3%
Senior Floating Rate Interests	9.3%
U.S. Government Securities	6.2%
U.S. Government Agencies	5.7%
Convertible Bonds	4.8%
Foreign Government Obligations	3.5%
Exchange-Traded Funds	1.0%
Preferred Stocks	1.0%
Municipal Bonds	0.1%
Short-Term Investments	0.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITTVX_1024
Annual Shareholder Report
October 31, 2024
Hartford Multi-Asset Income Fund
Class Y/IHAYX
This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$83	0.77%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and ongoing conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Fixed income allocations contributed positively to relative performance over the period. This was primarily driven by positive relative returns from our allocation to active strategies (such as, strategic income allocation).
  Within equity, United States housing equities, equity securities that promote environmental sustainability in our view, global defensive equities, and global cyclicals contributed to the relative performance. Volatility management also added to performance.
  The Fund’s tactical positioning implemented through our active allocation process also generated positive results.
Top Detractors to Performance
  Equities delivered positive total returns but sub-strategy selection, the underweight asset allocation, and security selection detracted from relative performance.
  Equity allocations detracted from relative performance, driven by exposure to global dividend growth equities and North Asian equities.
  The Fund’s use of call options, which sought to hedge market exposure, detracted from relative returns.
During the period, the Fund’s use of derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets, was additive to relative performance. Over the period, the Fund’s use of equity and interest rate futures for risk management purposes, contributed slightly positively to relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$1,000,000
$800,000
$600,000
$400,000
$200,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class Y
$250,000 starting value
$408,202 ending value
Bloomberg US Aggregate Bond Index
$250,000 starting value
$289,820 ending value
55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index
$250,000 starting value
$482,377 ending value
S&P 500 Index
$250,000 starting value
$848,762 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	16.20%	3.87%)	5.03%
Blended Benchmark	22.30%	6.81%)	6.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
S&P 500 Index	38.02%	15.27%)	13.00%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance for the Fund prior to May 1, 2019, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$586,610,484%
Total number of portfolio holdings	$1,068%
Total investment management fees paid	$3,512,866%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$187%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	23.9%
Corporate Bonds	21.2%
Asset & Commercial Mortgage-Backed Securities	14.3%
Equity Linked Securities	10.3%
Senior Floating Rate Interests	9.3%
U.S. Government Securities	6.2%
U.S. Government Agencies	5.7%
Convertible Bonds	4.8%
Foreign Government Obligations	3.5%
Exchange-Traded Funds	1.0%
Preferred Stocks	1.0%
Municipal Bonds	0.1%
Short-Term Investments	0.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHAYX_1024
Annual Shareholder Report
October 31, 2024
Hartford Multi-Asset Income Fund
Class F/ITTFX
This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$71	0.66%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and ongoing conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Fixed income allocations contributed positively to relative performance over the period. This was primarily driven by positive relative returns from our allocation to active strategies (such as, strategic income allocation).
  Within equity, United States housing equities, equity securities that promote environmental sustainability in our view, global defensive equities, and global cyclicals contributed to the relative performance. Volatility management also added to performance.
  The Fund’s tactical positioning implemented through our active allocation process also generated positive results.
Top Detractors to Performance
  Equities delivered positive total returns but sub-strategy selection, the underweight asset allocation, and security selection detracted from relative performance.
  Equity allocations detracted from relative performance, driven by exposure to global dividend growth equities and North Asian equities.
  The Fund’s use of call options, which sought to hedge market exposure, detracted from relative returns.
During the period, the Fund’s use of derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets, was additive to relative performance. Over the period, the Fund’s use of equity and interest rate futures for risk management purposes, contributed slightly positively to relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class F
$1,000,000 starting value
$1,638,268 ending value

Bloomberg US Aggregate Bond Index
$1,000,000 starting value
$1,159,281 ending value

55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index
$1,000,000 starting value
$1,929,507 ending value

S&P 500 Index
$1,000,000 starting value
$3,395,049 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	16.32%	3.98%)	5.06%
Blended Benchmark	22.30%	6.81%)	6.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
S&P 500 Index	38.02%	15.27%)	13.00%
Class F shares commenced operations on February 28, 2017. Performance for Class F shares prior to February 28, 2017 reflects the performance of the Fund's Class I shares from March 31, 2015 through February 27, 2017 and the Fund's Class A shares (excluding sales charges) prior to March 31, 2015. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance for the Fund prior to May 1, 2019, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$586,610,484%
Total number of portfolio holdings	$1,068%
Total investment management fees paid	$3,512,866%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$187%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	23.9%
Corporate Bonds	21.2%
Asset & Commercial Mortgage-Backed Securities	14.3%
Equity Linked Securities	10.3%
Senior Floating Rate Interests	9.3%
U.S. Government Securities	6.2%
U.S. Government Agencies	5.7%
Convertible Bonds	4.8%
Foreign Government Obligations	3.5%
Exchange-Traded Funds	1.0%
Preferred Stocks	1.0%
Municipal Bonds	0.1%
Short-Term Investments	0.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITTFX_1024
Annual Shareholder Report
October 31, 2024
Hartford Real Asset Fund (Consolidated)
Class A/HRLAX
This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.25%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, due to strong earnings from select mega-cap tech companies and an improved economic outlook. The European Central Bank began easing rates, while the United States (U.S.) Federal Reserve (Fed) cut its benchmark rate by 50 basis points. The European Union (EU) saw healthy consumption growth. Japan faced economic challenges, and China’s rebound was limited by its property sector. Political developments garnered greater prominence amid an anticipated extremely close U.S. presidential race and leadership changes in many countries. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Allocation decisions were modestly additive across the major asset classes, helped by an overweight to equities and an underweight to fixed income.
  Within fixed income, positive effects from security selection were driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
  Within Commodities, positive effects from security selection were driven by an overweight to natural gas and a non-benchmark position in carbon emissions within the Energy sector.

Top Detractors to Performance
  Negative relative results within equities were driven by weak security selection within the Energy, Real Estate, Infrastructure, and Industrial Metals sectors. Sector allocation decisions contributed, driven by an underweight to the Industrial Metals sector and an overweight to the Real Estate sector which more than offset the negative impacts from an overweight to the Agriculture sector and an underweight to the Infrastructure sector.
  Within Commodities, sector allocation was negative during the period, driven by the negative impacts from an overweight to precious metals.
  Within fixed income, sector allocation was negative, driven by a non-benchmark position in Mexican inflation-linked bonds.
During the period, the Fund gained commodity exposure through derivatives, primarily futures. While an overweight to the commodities asset class had a negative impact over the period, this was offset by positive relative results within the asset class. An overweight to the Industrial Metals sector and an overweight to natural gas within the Energy sector both contributed.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	2.28%)	5.39%	2.22%)
Class A (without 5.50% maximum front-end sales charge)	8.23%)	6.59%	2.80%)
Blended Benchmark	11.01%)	5.72%	3.35%)
Bloomberg US TIPS 1-10 Year Index	7.70%)	2.93%	2.42%)
MSCI ACWI Commodity Producers Index (Net)	6.88%)	9.04%	3.74%)
Bloomberg Commodity Index Total Return	(1.18)%	6.96%	(0.08)%
MSCI World IMI Core Real Estate Index (Net)	30.10%)	0.46%	3.45%)
MSCI ACWI Infrastructure Index (Net)	30.84%)	4.57%	3.98%)
MSCI ACWI Index (Net)	32.79%)	11.08%	9.06%)
The Blended Benchmark serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Blended Benchmark is calculated by Hartford Funds Management Company, LLC. The MSCI ACWI Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$79,409,714%
Total number of portfolio holdings	$217%
Total investment management fees paid	$800,743%
Portfolio turnover rate	$198%

Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	52.1%
U.S. Government Securities	32.8%
Foreign Government Obligations	1.3%
Exchange-Traded Funds	0.5%
Closed End Funds	0.4%
Short-Term Investments	10.1%
Other Assets & Liabilities	2.8%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRLAX_1024
Annual Shareholder Report
October 31, 2024
Hartford Real Asset Fund (Consolidated)
Class C/HRLCX
This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	2.00%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, due to strong earnings from select mega-cap tech companies and an improved economic outlook. The European Central Bank began easing rates, while the United States (U.S.) Federal Reserve (Fed) cut its benchmark rate by 50 basis points. The European Union (EU) saw healthy consumption growth. Japan faced economic challenges, and China’s rebound was limited by its property sector. Political developments garnered greater prominence amid an anticipated extremely close U.S. presidential race and leadership changes in many countries. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Allocation decisions were modestly additive across the major asset classes, helped by an overweight to equities and an underweight to fixed income.
  Within fixed income, positive effects from security selection were driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
  Within Commodities, positive effects from security selection were driven by an overweight to natural gas and a non-benchmark position in carbon emissions within the Energy sector.

Top Detractors to Performance
  Negative relative results within equities were driven by weak security selection within the Energy, Real Estate, Infrastructure, and Industrial Metals sectors. Sector allocation decisions contributed, driven by an underweight to the Industrial Metals sector and an overweight to the Real Estate sector which more than offset the negative impacts from an overweight to the Agriculture sector and an underweight to the Infrastructure sector.
  Within Commodities, sector allocation was negative during the period, driven by the negative impacts from an overweight to precious metals.
  Within fixed income, sector allocation was negative, driven by a non-benchmark position in Mexican inflation-linked bonds.
During the period, the Fund gained commodity exposure through derivatives, primarily futures. While an overweight to the commodities asset class had a negative impact over the period, this was offset by positive relative results within the asset class. An overweight to the Industrial Metals sector and an overweight to natural gas within the Energy sector both contributed.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	6.52%)	5.80%	2.04%)
Class C (without 1.00% contingent deferred sales charge)	7.52%)	5.80%	2.04%)
Blended Benchmark	11.01%)	5.72%	3.35%)
Bloomberg US TIPS 1-10 Year Index	7.70%)	2.93%	2.42%)
MSCI ACWI Commodity Producers Index (Net)	6.88%)	9.04%	3.74%)
Bloomberg Commodity Index Total Return	(1.18)%	6.96%	(0.08)%
MSCI World IMI Core Real Estate Index (Net)	30.10%)	0.46%	3.45%)
MSCI ACWI Infrastructure Index (Net)	30.84%)	4.57%	3.98%)
MSCI ACWI Index (Net)	32.79%)	11.08%	9.06%)
The Blended Benchmark serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Blended Benchmark is calculated by Hartford Funds Management Company, LLC. The MSCI ACWI Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$79,409,714%
Total number of portfolio holdings	$217%
Total investment management fees paid	$800,743%
Portfolio turnover rate	$198%

Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	52.1%
U.S. Government Securities	32.8%
Foreign Government Obligations	1.3%
Exchange-Traded Funds	0.5%
Closed End Funds	0.4%
Short-Term Investments	10.1%
Other Assets & Liabilities	2.8%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRLCX_1024
Annual Shareholder Report
October 31, 2024
Hartford Real Asset Fund (Consolidated)
Class I/HRLIX
This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	1.00%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, due to strong earnings from select mega-cap tech companies and an improved economic outlook. The European Central Bank began easing rates, while the United States (U.S.) Federal Reserve (Fed) cut its benchmark rate by 50 basis points. The European Union (EU) saw healthy consumption growth. Japan faced economic challenges, and China’s rebound was limited by its property sector. Political developments garnered greater prominence amid an anticipated extremely close U.S. presidential race and leadership changes in many countries. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Allocation decisions were modestly additive across the major asset classes, helped by an overweight to equities and an underweight to fixed income.
  Within fixed income, positive effects from security selection were driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
  Within Commodities, positive effects from security selection were driven by an overweight to natural gas and a non-benchmark position in carbon emissions within the Energy sector.

Top Detractors to Performance
  Negative relative results within equities were driven by weak security selection within the Energy, Real Estate, Infrastructure, and Industrial Metals sectors. Sector allocation decisions contributed, driven by an underweight to the Industrial Metals sector and an overweight to the Real Estate sector which more than offset the negative impacts from an overweight to the Agriculture sector and an underweight to the Infrastructure sector.
  Within Commodities, sector allocation was negative during the period, driven by the negative impacts from an overweight to precious metals.
  Within fixed income, sector allocation was negative, driven by a non-benchmark position in Mexican inflation-linked bonds.
During the period, the Fund gained commodity exposure through derivatives, primarily futures. While an overweight to the commodities asset class had a negative impact over the period, this was offset by positive relative results within the asset class. An overweight to the Industrial Metals sector and an overweight to natural gas within the Energy sector both contributed.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	8.49%)	6.89%	3.07%)
Blended Benchmark	11.01%)	5.72%	3.35%)
Bloomberg US TIPS 1-10 Year Index	7.70%)	2.93%	2.42%)
MSCI ACWI Commodity Producers Index (Net)	6.88%)	9.04%	3.74%)
Bloomberg Commodity Index Total Return	(1.18)%	6.96%	(0.08)%
MSCI World IMI Core Real Estate Index (Net)	30.10%)	0.46%	3.45%)
MSCI ACWI Infrastructure Index (Net)	30.84%)	4.57%	3.98%)
MSCI ACWI Index (Net)	32.79%)	11.08%	9.06%)
The Blended Benchmark serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Blended Benchmark is calculated by Hartford Funds Management Company, LLC. The MSCI ACWI Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$79,409,714%
Total number of portfolio holdings	$217%
Total investment management fees paid	$800,743%
Portfolio turnover rate	$198%

Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	52.1%
U.S. Government Securities	32.8%
Foreign Government Obligations	1.3%
Exchange-Traded Funds	0.5%
Closed End Funds	0.4%
Short-Term Investments	10.1%
Other Assets & Liabilities	2.8%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRLIX_1024
Annual Shareholder Report
October 31, 2024
Hartford Real Asset Fund (Consolidated)
Class R3/HRLRX
This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$156	1.50%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, due to strong earnings from select mega-cap tech companies and an improved economic outlook. The European Central Bank began easing rates, while the United States (U.S.) Federal Reserve (Fed) cut its benchmark rate by 50 basis points. The European Union (EU) saw healthy consumption growth. Japan faced economic challenges, and China’s rebound was limited by its property sector. Political developments garnered greater prominence amid an anticipated extremely close U.S. presidential race and leadership changes in many countries. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Allocation decisions were modestly additive across the major asset classes, helped by an overweight to equities and an underweight to fixed income.
  Within fixed income, positive effects from security selection were driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
  Within Commodities, positive effects from security selection were driven by an overweight to natural gas and a non-benchmark position in carbon emissions within the Energy sector.

Top Detractors to Performance
  Negative relative results within equities were driven by weak security selection within the Energy, Real Estate, Infrastructure, and Industrial Metals sectors. Sector allocation decisions contributed, driven by an underweight to the Industrial Metals sector and an overweight to the Real Estate sector which more than offset the negative impacts from an overweight to the Agriculture sector and an underweight to the Infrastructure sector.
  Within Commodities, sector allocation was negative during the period, driven by the negative impacts from an overweight to precious metals.
  Within fixed income, sector allocation was negative, driven by a non-benchmark position in Mexican inflation-linked bonds.
During the period, the Fund gained commodity exposure through derivatives, primarily futures. While an overweight to the commodities asset class had a negative impact over the period, this was offset by positive relative results within the asset class. An overweight to the Industrial Metals sector and an overweight to natural gas within the Energy sector both contributed.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	8.04%)	6.35%	2.55%)
Blended Benchmark	11.01%)	5.72%	3.35%)
Bloomberg US TIPS 1-10 Year Index	7.70%)	2.93%	2.42%)
MSCI ACWI Commodity Producers Index (Net)	6.88%)	9.04%	3.74%)
Bloomberg Commodity Index Total Return	(1.18)%	6.96%	(0.08)%
MSCI World IMI Core Real Estate Index (Net)	30.10%)	0.46%	3.45%)
MSCI ACWI Infrastructure Index (Net)	30.84%)	4.57%	3.98%)
MSCI ACWI Index (Net)	32.79%)	11.08%	9.06%)
The Blended Benchmark serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Blended Benchmark is calculated by Hartford Funds Management Company, LLC. The MSCI ACWI Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$79,409,714%
Total number of portfolio holdings	$217%
Total investment management fees paid	$800,743%
Portfolio turnover rate	$198%

Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	52.1%
U.S. Government Securities	32.8%
Foreign Government Obligations	1.3%
Exchange-Traded Funds	0.5%
Closed End Funds	0.4%
Short-Term Investments	10.1%
Other Assets & Liabilities	2.8%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRLRX_1024
Annual Shareholder Report
October 31, 2024
Hartford Real Asset Fund (Consolidated)
Class R4/HRLSX
This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$125	1.20%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, due to strong earnings from select mega-cap tech companies and an improved economic outlook. The European Central Bank began easing rates, while the United States (U.S.) Federal Reserve (Fed) cut its benchmark rate by 50 basis points. The European Union (EU) saw healthy consumption growth. Japan faced economic challenges, and China’s rebound was limited by its property sector. Political developments garnered greater prominence amid an anticipated extremely close U.S. presidential race and leadership changes in many countries. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Allocation decisions were modestly additive across the major asset classes, helped by an overweight to equities and an underweight to fixed income.
  Within fixed income, positive effects from security selection were driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
  Within Commodities, positive effects from security selection were driven by an overweight to natural gas and a non-benchmark position in carbon emissions within the Energy sector.

Top Detractors to Performance
  Negative relative results within equities were driven by weak security selection within the Energy, Real Estate, Infrastructure, and Industrial Metals sectors. Sector allocation decisions contributed, driven by an underweight to the Industrial Metals sector and an overweight to the Real Estate sector which more than offset the negative impacts from an overweight to the Agriculture sector and an underweight to the Infrastructure sector.
  Within Commodities, sector allocation was negative during the period, driven by the negative impacts from an overweight to precious metals.
  Within fixed income, sector allocation was negative, driven by a non-benchmark position in Mexican inflation-linked bonds.
During the period, the Fund gained commodity exposure through derivatives, primarily futures. While an overweight to the commodities asset class had a negative impact over the period, this was offset by positive relative results within the asset class. An overweight to the Industrial Metals sector and an overweight to natural gas within the Energy sector both contributed.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	8.36%)	6.64%	2.84%)
Blended Benchmark	11.01%)	5.72%	3.35%)
Bloomberg US TIPS 1-10 Year Index	7.70%)	2.93%	2.42%)
MSCI ACWI Commodity Producers Index (Net)	6.88%)	9.04%	3.74%)
Bloomberg Commodity Index Total Return	(1.18)%	6.96%	(0.08)%
MSCI World IMI Core Real Estate Index (Net)	30.10%)	0.46%	3.45%)
MSCI ACWI Infrastructure Index (Net)	30.84%)	4.57%	3.98%)
MSCI ACWI Index (Net)	32.79%)	11.08%	9.06%)
The Blended Benchmark serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Blended Benchmark is calculated by Hartford Funds Management Company, LLC. The MSCI ACWI Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$79,409,714%
Total number of portfolio holdings	$217%
Total investment management fees paid	$800,743%
Portfolio turnover rate	$198%

Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	52.1%
U.S. Government Securities	32.8%
Foreign Government Obligations	1.3%
Exchange-Traded Funds	0.5%
Closed End Funds	0.4%
Short-Term Investments	10.1%
Other Assets & Liabilities	2.8%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRLSX_1024
Annual Shareholder Report
October 31, 2024
Hartford Real Asset Fund (Consolidated)
Class R5/HRLTX
This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$99	0.95%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, due to strong earnings from select mega-cap tech companies and an improved economic outlook. The European Central Bank began easing rates, while the United States (U.S.) Federal Reserve (Fed) cut its benchmark rate by 50 basis points. The European Union (EU) saw healthy consumption growth. Japan faced economic challenges, and China’s rebound was limited by its property sector. Political developments garnered greater prominence amid an anticipated extremely close U.S. presidential race and leadership changes in many countries. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Allocation decisions were modestly additive across the major asset classes, helped by an overweight to equities and an underweight to fixed income.
  Within fixed income, positive effects from security selection were driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
  Within Commodities, positive effects from security selection were driven by an overweight to natural gas and a non-benchmark position in carbon emissions within the Energy sector.

Top Detractors to Performance
  Negative relative results within equities were driven by weak security selection within the Energy, Real Estate, Infrastructure, and Industrial Metals sectors. Sector allocation decisions contributed, driven by an underweight to the Industrial Metals sector and an overweight to the Real Estate sector which more than offset the negative impacts from an overweight to the Agriculture sector and an underweight to the Infrastructure sector.
  Within Commodities, sector allocation was negative during the period, driven by the negative impacts from an overweight to precious metals.
  Within fixed income, sector allocation was negative, driven by a non-benchmark position in Mexican inflation-linked bonds.
During the period, the Fund gained commodity exposure through derivatives, primarily futures. While an overweight to the commodities asset class had a negative impact over the period, this was offset by positive relative results within the asset class. An overweight to the Industrial Metals sector and an overweight to natural gas within the Energy sector both contributed.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	8.62%)	6.92%	3.11%)
Blended Benchmark	11.01%)	5.72%	3.35%)
Bloomberg US TIPS 1-10 Year Index	7.70%)	2.93%	2.42%)
MSCI ACWI Commodity Producers Index (Net)	6.88%)	9.04%	3.74%)
Bloomberg Commodity Index Total Return	(1.18)%	6.96%	(0.08)%
MSCI World IMI Core Real Estate Index (Net)	30.10%)	0.46%	3.45%)
MSCI ACWI Infrastructure Index (Net)	30.84%)	4.57%	3.98%)
MSCI ACWI Index (Net)	32.79%)	11.08%	9.06%)
The Blended Benchmark serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Blended Benchmark is calculated by Hartford Funds Management Company, LLC. The MSCI ACWI Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$79,409,714%
Total number of portfolio holdings	$217%
Total investment management fees paid	$800,743%
Portfolio turnover rate	$198%

Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	52.1%
U.S. Government Securities	32.8%
Foreign Government Obligations	1.3%
Exchange-Traded Funds	0.5%
Closed End Funds	0.4%
Short-Term Investments	10.1%
Other Assets & Liabilities	2.8%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRLTX_1024
Annual Shareholder Report
October 31, 2024
Hartford Real Asset Fund (Consolidated)
Class R6/HRLZX
This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$94	0.90%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, due to strong earnings from select mega-cap tech companies and an improved economic outlook. The European Central Bank began easing rates, while the United States (U.S.) Federal Reserve (Fed) cut its benchmark rate by 50 basis points. The European Union (EU) saw healthy consumption growth. Japan faced economic challenges, and China’s rebound was limited by its property sector. Political developments garnered greater prominence amid an anticipated extremely close U.S. presidential race and leadership changes in many countries. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Allocation decisions were modestly additive across the major asset classes, helped by an overweight to equities and an underweight to fixed income.
  Within fixed income, positive effects from security selection were driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
  Within Commodities, positive effects from security selection were driven by an overweight to natural gas and a non-benchmark position in carbon emissions within the Energy sector.

Top Detractors to Performance
  Negative relative results within equities were driven by weak security selection within the Energy, Real Estate, Infrastructure, and Industrial Metals sectors. Sector allocation decisions contributed, driven by an underweight to the Industrial Metals sector and an overweight to the Real Estate sector which more than offset the negative impacts from an overweight to the Agriculture sector and an underweight to the Infrastructure sector.
  Within Commodities, sector allocation was negative during the period, driven by the negative impacts from an overweight to precious metals.
  Within fixed income, sector allocation was negative, driven by a non-benchmark position in Mexican inflation-linked bonds.
During the period, the Fund gained commodity exposure through derivatives, primarily futures. While an overweight to the commodities asset class had a negative impact over the period, this was offset by positive relative results within the asset class. An overweight to the Industrial Metals sector and an overweight to natural gas within the Energy sector both contributed.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	8.60%)	6.97%	3.16%)
Blended Benchmark	11.01%)	5.72%	3.35%)
Bloomberg US TIPS 1-10 Year Index	7.70%)	2.93%	2.42%)
MSCI ACWI Commodity Producers Index (Net)	6.88%)	9.04%	3.74%)
Bloomberg Commodity Index Total Return	(1.18)%	6.96%	(0.08)%
MSCI World IMI Core Real Estate Index (Net)	30.10%)	0.46%	3.45%)
MSCI ACWI Infrastructure Index (Net)	30.84%)	4.57%	3.98%)
MSCI ACWI Index (Net)	32.79%)	11.08%	9.06%)
Class R6 shares commenced operations on February 28, 2022 and performance prior to that date is that of the Fund’s Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Blended Benchmark serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Blended Benchmark is calculated by Hartford Funds Management Company, LLC. The MSCI ACWI Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$79,409,714%
Total number of portfolio holdings	$217%
Total investment management fees paid	$800,743%
Portfolio turnover rate	$198%

Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	52.1%
U.S. Government Securities	32.8%
Foreign Government Obligations	1.3%
Exchange-Traded Funds	0.5%
Closed End Funds	0.4%
Short-Term Investments	10.1%
Other Assets & Liabilities	2.8%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRLZX_1024
Annual Shareholder Report
October 31, 2024
Hartford Real Asset Fund (Consolidated)
Class Y/HRLYX
This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$94	0.90%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, due to strong earnings from select mega-cap tech companies and an improved economic outlook. The European Central Bank began easing rates, while the United States (U.S.) Federal Reserve (Fed) cut its benchmark rate by 50 basis points. The European Union (EU) saw healthy consumption growth. Japan faced economic challenges, and China’s rebound was limited by its property sector. Political developments garnered greater prominence amid an anticipated extremely close U.S. presidential race and leadership changes in many countries. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Allocation decisions were modestly additive across the major asset classes, helped by an overweight to equities and an underweight to fixed income.
  Within fixed income, positive effects from security selection were driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
  Within Commodities, positive effects from security selection were driven by an overweight to natural gas and a non-benchmark position in carbon emissions within the Energy sector.

Top Detractors to Performance
  Negative relative results within equities were driven by weak security selection within the Energy, Real Estate, Infrastructure, and Industrial Metals sectors. Sector allocation decisions contributed, driven by an underweight to the Industrial Metals sector and an overweight to the Real Estate sector which more than offset the negative impacts from an overweight to the Agriculture sector and an underweight to the Infrastructure sector.
  Within Commodities, sector allocation was negative during the period, driven by the negative impacts from an overweight to precious metals.
  Within fixed income, sector allocation was negative, driven by a non-benchmark position in Mexican inflation-linked bonds.
During the period, the Fund gained commodity exposure through derivatives, primarily futures. While an overweight to the commodities asset class had a negative impact over the period, this was offset by positive relative results within the asset class. An overweight to the Industrial Metals sector and an overweight to natural gas within the Energy sector both contributed.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	8.72%)	6.99%	3.17%)
Blended Benchmark	11.01%)	5.72%	3.35%)
Bloomberg US TIPS 1-10 Year Index	7.70%)	2.93%	2.42%)
MSCI ACWI Commodity Producers Index (Net)	6.88%)	9.04%	3.74%)
Bloomberg Commodity Index Total Return	(1.18)%	6.96%	(0.08)%
MSCI World IMI Core Real Estate Index (Net)	30.10%)	0.46%	3.45%)
MSCI ACWI Infrastructure Index (Net)	30.84%)	4.57%	3.98%)
MSCI ACWI Index (Net)	32.79%)	11.08%	9.06%)
The Blended Benchmark serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Blended Benchmark is calculated by Hartford Funds Management Company, LLC. The MSCI ACWI Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$79,409,714%
Total number of portfolio holdings	$217%
Total investment management fees paid	$800,743%
Portfolio turnover rate	$198%

Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	52.1%
U.S. Government Securities	32.8%
Foreign Government Obligations	1.3%
Exchange-Traded Funds	0.5%
Closed End Funds	0.4%
Short-Term Investments	10.1%
Other Assets & Liabilities	2.8%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRLYX_1024
Annual Shareholder Report
October 31, 2024
Hartford Real Asset Fund (Consolidated)
Class F/HRLFX
This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$94	0.90%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, due to strong earnings from select mega-cap tech companies and an improved economic outlook. The European Central Bank began easing rates, while the United States (U.S.) Federal Reserve (Fed) cut its benchmark rate by 50 basis points. The European Union (EU) saw healthy consumption growth. Japan faced economic challenges, and China’s rebound was limited by its property sector. Political developments garnered greater prominence amid an anticipated extremely close U.S. presidential race and leadership changes in many countries. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Allocation decisions were modestly additive across the major asset classes, helped by an overweight to equities and an underweight to fixed income.
  Within fixed income, positive effects from security selection were driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
  Within Commodities, positive effects from security selection were driven by an overweight to natural gas and a non-benchmark position in carbon emissions within the Energy sector.

Top Detractors to Performance
  Negative relative results within equities were driven by weak security selection within the Energy, Real Estate, Infrastructure, and Industrial Metals sectors. Sector allocation decisions contributed, driven by an underweight to the Industrial Metals sector and an overweight to the Real Estate sector which more than offset the negative impacts from an overweight to the Agriculture sector and an underweight to the Infrastructure sector.
  Within Commodities, sector allocation was negative during the period, driven by the negative impacts from an overweight to precious metals.
  Within fixed income, sector allocation was negative, driven by a non-benchmark position in Mexican inflation-linked bonds.
During the period, the Fund gained commodity exposure through derivatives, primarily futures. While an overweight to the commodities asset class had a negative impact over the period, this was offset by positive relative results within the asset class. An overweight to the Industrial Metals sector and an overweight to natural gas within the Energy sector both contributed.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	8.72%)	7.00%	3.14%)
Blended Benchmark	11.01%)	5.72%	3.35%)
Bloomberg US TIPS 1-10 Year Index	7.70%)	2.93%	2.42%)
MSCI ACWI Commodity Producers Index (Net)	6.88%)	9.04%	3.74%)
Bloomberg Commodity Index Total Return	(1.18)%	6.96%	(0.08)%
MSCI World IMI Core Real Estate Index (Net)	30.10%)	0.46%	3.45%)
MSCI ACWI Infrastructure Index (Net)	30.84%)	4.57%	3.98%)
MSCI ACWI Index (Net)	32.79%)	11.08%	9.06%)
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Blended Benchmark serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Blended Benchmark is calculated by Hartford Funds Management Company, LLC. The MSCI ACWI Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$79,409,714%
Total number of portfolio holdings	$217%
Total investment management fees paid	$800,743%
Portfolio turnover rate	$198%

Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	52.1%
U.S. Government Securities	32.8%
Foreign Government Obligations	1.3%
Exchange-Traded Funds	0.5%
Closed End Funds	0.4%
Short-Term Investments	10.1%
Other Assets & Liabilities	2.8%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRLFX_1024

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description. The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions. A copy of the code of ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board of Directors of the registrant (the “Board”) has designated David Sung as an Audit Committee Financial Expert. Mr. Sung is considered by the Board to be an independent director.

Item 4. Principal Accountant Fees and Services.

The fees below reflect the aggregate fees billed by all of the series of The Hartford Mutual Funds, Inc., which includes the series of The Hartford Mutual Funds, Inc. to which this certified shareholder report relates.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were:

$1,107,993 for the fiscal year ended October 31, 2024; $1,100,079 for the fiscal year ended October 31, 2023.

(b)

Audit Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were:

$16,000 for the fiscal year ended October 31, 2024; $0 for the fiscal year ended October 31, 2023. Audit-related services were principally in connection with consents for additional registration statements.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were:

$171,084 for the fiscal year ended October 31, 2024; $162,926 for the fiscal year ended October 31, 2023. Tax-related services were principally in connection with, but not limited to, general tax services and excise tax services.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were:

$983 for the fiscal year ended October 31, 2024; $2,758 for the fiscal year ended October 31, 2023. These fees were principally in connection with, but not limited to, general audit related products and services and an accounting research tool subscription.

(e) (1)

The Pre-Approval Policies and Procedures (the “Policy”) adopted by the Audit Committee of the registrant (also, the “Fund”) sets forth the procedures pursuant to which services performed by the independent registered public accounting firm for the registrant may be pre-approved. The following summarizes the pre-approval requirements under the Policy.

a)	The Audit Committee must pre-approve all audit services and non-audit services that the independent registered public accounting firm provides to the Fund.

b)

The Audit Committee must pre-approve any engagement of the independent registered public accounting firm to provide non-audit services to any Service Affiliate (which is defined to include any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund) during the period of the independent registered public accounting firm’s engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund’s operations and financial reporting.

c)

The Audit Committee, from time to time, may designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Audit Committee’s behalf, any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Audit Committee. The Designated Member also shall review, on the Audit Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. In considering any requested non-audit services or proposed material change in such services, the Designated Member shall not authorize services which would exceed $50,000 in fees for such services.

d)

The independent registered public accounting firm may not provide specified prohibited non-audit services set forth in the Policy to the Fund, the Fund’s investment adviser, the Service Affiliates or any other member of the investment company complex.

(e) (2)

One hundred percent of the services described in items 4(b) through 4(d) were approved in accordance with the Audit Committee’s Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Less than 50% of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the year ended October 31, 2024, were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were:

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant: $172,067 for the fiscal year ended October 31, 2024; $165,684 for the fiscal year ended October 31, 2023.

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser was $121,199 for the fiscal year ended October 31, 2024 and $121,199 for the fiscal year ended October 31, 2023.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Annual Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Hartford Domestic
Equity Funds
Annual Financial Statements
and Other Information
October 31, 2024
◼The Hartford Capital Appreciation Fund
◼Hartford Core Equity Fund
◼The Hartford Dividend and Growth Fund
◼The Hartford Equity Income Fund
◼The Hartford Growth Opportunities Fund
◼The Hartford Healthcare Fund
◼The Hartford MidCap Fund
◼The Hartford MidCap Value Fund
◼The Hartford Small Cap Growth Fund
◼Hartford Small Cap Value Fund
◼The Hartford Small Company Fund

Hartford Domestic Equity Funds
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
The Hartford Capital Appreciation Fund	3
Hartford Core Equity Fund	7
The Hartford Dividend and Growth Fund	9
The Hartford Equity Income Fund	11
The Hartford Growth Opportunities Fund	13
The Hartford Healthcare Fund	15
The Hartford MidCap Fund	17
The Hartford MidCap Value Fund	20
The Hartford Small Cap Growth Fund	22
Hartford Small Cap Value Fund	25
The Hartford Small Company Fund	27
Glossary	30
Statements of Assets and Liabilities:
The Hartford Capital Appreciation Fund	31
Hartford Core Equity Fund	31
The Hartford Dividend and Growth Fund	31
The Hartford Equity Income Fund	31
The Hartford Growth Opportunities Fund	31
The Hartford Healthcare Fund	31
The Hartford MidCap Fund	33
The Hartford MidCap Value Fund	33
The Hartford Small Cap Growth Fund	33
Hartford Small Cap Value Fund	33
The Hartford Small Company Fund	33
Statements of Operations:
The Hartford Capital Appreciation Fund	35
Hartford Core Equity Fund	35
The Hartford Dividend and Growth Fund	35
The Hartford Equity Income Fund	35
The Hartford Growth Opportunities Fund	35
The Hartford Healthcare Fund	35
The Hartford MidCap Fund	37
The Hartford MidCap Value Fund	37
The Hartford Small Cap Growth Fund	37
Hartford Small Cap Value Fund	37
The Hartford Small Company Fund	37
Statements of Changes in Net Assets:
The Hartford Capital Appreciation Fund	38
Hartford Core Equity Fund	38

Hartford Domestic Equity Funds

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
The Hartford Capital Appreciation Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0%
	Automobiles & Components - 0.5%
1,067,100	Gentex Corp.	$32,343,801
	Banks - 3.9%
909,138	Bank of Nova Scotia	46,811,516
892,745	Cadence Bank	29,844,465
198,170	JP Morgan Chase & Co.	43,977,887
128,269	M&T Bank Corp.	24,971,409
285,338	SouthState Corp.	27,829,015
523,184	Synovus Financial Corp.	26,091,186
673,084	Wells Fargo & Co.	43,696,613
		243,222,091
	Capital Goods - 6.9%
48,440	Axon Enterprise, Inc.*	20,514,340
85,149	Boeing Co.*	12,713,597
154,107	Boise Cascade Co.	20,500,854
204,777	Fluor Corp.*	10,705,742
326,281	Fortune Brands Innovations, Inc.	27,188,996
125,430	General Dynamics Corp.	36,576,642
75,395	General Electric Co.	12,951,353
806,800	HF Global, Inc.*(1)(2)	16,345,768
532,791	Honeywell International, Inc.	109,584,453
214,470	John Bean Technologies Corp.	23,896,247
66,534	Lockheed Martin Corp.	36,330,891
196,711	Middleby Corp.*	25,513,417
73,046	Northrop Grumman Corp.	37,181,875
442,496	Otis Worldwide Corp.	43,453,107
		433,457,282
	Commercial & Professional Services - 0.5%
289,815	TransUnion	29,358,259
	Consumer Discretionary Distribution & Retail - 5.2%
1,031,295	Amazon.com, Inc.*	192,233,388
939,961	LKQ Corp.	34,581,165
11,196	O'Reilly Automotive, Inc.*	12,910,555
589,051	TJX Cos., Inc.	66,580,435
316,327	Tory Burch LLC*(1)(2)	17,068,988
		323,374,531
	Consumer Durables & Apparel - 2.0%
805,126	NIKE, Inc. Class B	62,099,368
379,151	On Holding AG Class A*	17,979,341
577,040	Steven Madden Ltd.	25,949,489
454,767	Tempur Sealy International, Inc.	21,787,887
		127,816,085
	Consumer Services - 2.8%
606,864	Aramark	22,957,665
588,533	DraftKings, Inc. Class A*	20,786,986
265,013	McDonald's Corp.	77,412,948
61,818	Royal Caribbean Cruises Ltd.	12,756,144
263,213	Viking Holdings Ltd.*	10,331,110
331,535	Wyndham Hotels & Resorts, Inc.	29,281,171
		173,526,024
	Consumer Staples Distribution & Retail - 0.6%
574,535	U.S. Foods Holding Corp.*	35,420,083
	Energy - 2.6%
233,207	Chevron Corp.	34,705,866
2,197,667	Coterra Energy, Inc.	52,568,195
1,022,749	EQT Corp.	37,371,248
69,485	Targa Resources Corp.	11,601,215
478,142	Viper Energy, Inc.	24,815,570
		161,062,094
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 3.4%
1,007,224	American Healthcare, Inc. REIT	$26,792,158
403,033	American Tower Corp. REIT	86,063,667
32,338	AvalonBay Communities, Inc. REIT	7,166,424
1,103,082	Brixmor Property Group, Inc. REIT	29,728,060
248,630	Camden Property Trust REIT	28,788,868
222,091	Simon Property Group, Inc. REIT	37,560,030
		216,099,207
	Financial Services - 7.5%
342,238	American Express Co.	92,431,639
55,374	Evercore, Inc. Class A	14,628,150
117,391	KKR & Co., Inc.	16,228,132
73,983	Mastercard, Inc. Class A	36,961,167
509,514	Morgan Stanley	59,231,002
119,767	S&P Global, Inc.	57,531,276
314,608	StepStone Group, Inc. Class A	18,917,379
326,898	Stifel Financial Corp.	33,873,171
385,900	TPG, Inc.	26,117,712
240,922	Tradeweb Markets, Inc. Class A	30,597,094
211,686	Visa, Inc. Class A	61,357,187
267,527	Voya Financial, Inc.	21,482,418
		469,356,327
	Food, Beverage & Tobacco - 3.2%
660,726	Coca-Cola Co.	43,152,015
361,558	PepsiCo, Inc.	60,047,553
441,794	Philip Morris International, Inc.	58,626,064
623,463	Tyson Foods, Inc. Class A	36,528,697
		198,354,329
	Health Care Equipment & Services - 4.7%
42,003	Align Technology, Inc.*	8,611,875
172,149	Boston Scientific Corp.*	14,463,959
356,192	Integra LifeSciences Holdings Corp.*	6,682,162
30,649	Intuitive Surgical, Inc.*	15,442,192
536,531	Medtronic PLC	47,885,392
160,831	Stryker Corp.	57,300,869
252,718	UnitedHealth Group, Inc.	142,659,311
		293,045,760
	Household & Personal Products - 0.9%
355,195	Procter & Gamble Co.	58,671,110
	Insurance - 3.2%
187,283	Chubb Ltd.	52,896,210
625,579	Kemper Corp.	38,954,804
288,491	Marsh & McLennan Cos., Inc.	62,960,276
555,677	Principal Financial Group, Inc.	45,787,785
		200,599,075
	Materials - 4.2%
432,385	BHP Group Ltd. ADR(3)	23,980,072
198,977	Celanese Corp.	25,065,133
1,072,718	FMC Corp.	69,715,943
964,460	Huntsman Corp.	21,218,120
445,283	Ingevity Corp.*	18,608,376
145,271	Linde PLC	66,265,367
133,783	Reliance, Inc.	38,307,424
		263,160,435
	Media & Entertainment - 9.3%
1,032,946	Alphabet, Inc. Class A	176,747,390
328,872	Alphabet, Inc. Class C	56,792,906
458,507	Cargurus, Inc.*	14,222,887
244,316	Liberty Media Corp.-Liberty Formula One Class C*	19,506,189
118,916	Live Nation Entertainment, Inc.*	13,929,820
The accompanying notes are an integral part of these financial statements.

3

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Media & Entertainment - 9.3% - (continued)
271,784	Meta Platforms, Inc. Class A	$154,259,163
20,125	Netflix, Inc.*	15,215,104
478,688	Omnicom Group, Inc.	48,347,488
552,260	Pinterest, Inc. Class A*	17,556,345
88,927	Spotify Technology SA*	34,245,788
299,355	Walt Disney Co.	28,797,951
		579,621,031
	Pharmaceuticals, Biotechnology & Life Sciences - 4.1%
93,027	Charles River Laboratories International, Inc.*	16,612,761
233,986	Danaher Corp.	57,481,001
45,538	Eli Lilly & Co.	37,784,700
247,473	Exact Sciences Corp.*	17,058,314
278,035	Merck & Co., Inc.	28,448,541
113,256	Natera, Inc.*	13,699,446
1,020,831	Perrigo Co. PLC	26,163,898
1,643,356	Pfizer, Inc.	46,506,975
26,160	Vertex Pharmaceuticals, Inc.*	12,451,637
		256,207,273
	Semiconductors & Semiconductor Equipment - 9.4%
795,981	Allegro MicroSystems, Inc.*	16,588,244
83,581	ARM Holdings PLC ADR*	11,809,996
347,130	Broadcom, Inc.	58,932,260
161,225	Marvell Technology, Inc.	12,915,735
129,078	Micron Technology, Inc.	12,862,623
2,810,370	NVIDIA Corp.	373,104,721
240,573	QUALCOMM, Inc.	39,158,067
318,483	Texas Instruments, Inc.	64,703,006
		590,074,652
	Software & Services - 8.4%
207,914	Accenture PLC Class A	71,692,905
640,844	Cognizant Technology Solutions Corp. Class A	47,800,554
76,326	Datadog, Inc. Class A*	9,574,333
303,172	Informatica, Inc. Class A*	8,276,596
61,613	Intuit, Inc.	37,602,414
755,288	Microsoft Corp.	306,911,279
1,477	Rubicon Earnout Shares*(1)(2)	1
157,544	Rubicon TRA Placeholder*(1)(2)	7,877
36,979	Salesforce, Inc.	10,774,571
33,409	ServiceNow, Inc.*	31,170,263
		523,810,793
	Technology Hardware & Equipment - 9.2%
2,039,415	Apple, Inc.	460,724,243
83,139	Arista Networks, Inc.*	32,128,235
234,179	Belden, Inc.	26,665,963
74,192	Coherent Corp.*	6,858,308
81,817	Dell Technologies, Inc. Class C	10,115,036
1,227,229	Flex Ltd.*	42,548,029
		579,039,814
	Telecommunication Services - 0.3%
72,871	T-Mobile U.S., Inc.	16,261,892
	Transportation - 3.3%
1,083,181	Delta Air Lines, Inc.	61,979,617
1,650,906	Knight-Swift Transportation Holdings, Inc.	85,979,184
436,878	Uber Technologies, Inc.*	31,477,060
112,952	Union Pacific Corp.	26,212,771
		205,648,632
	Utilities - 1.9%
219,455	Atmos Energy Corp.	30,455,965
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.0% - (continued)
	Utilities - 1.9% - (continued)
1,166,418	NiSource, Inc.		$41,011,257
577,406	Sempra		48,138,338
			119,605,560
	Total Common Stocks (cost $4,412,954,314)		$6,129,136,140
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Health Care Equipment & Services - 0.0%
566,622	Lumeris Group Holdings Corp.*(1)(2)(4)		$985,922
	Software & Services - 0.0%
77,707	Lookout, Inc. Series F*(1)(2)(4)		630,204
	Total Convertible Preferred Stocks (cost $1,783,654)		$1,616,126
	Total Long-Term Investments (cost $4,414,737,968)		$6,130,752,266
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 25,066,381	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $25,069,758; collateralized by U.S. Treasury Note at 4.63%, maturing 06/30/2026, with a market value of $25,567,863		$25,066,381
	Securities Lending Collateral - 0.0%
264,585	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(5)		264,585
881,950	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(5)		881,950
264,585	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(5)		264,585
264,585	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(5)		264,585
			1,675,705
	Total Short-Term Investments (cost $26,742,086)		$26,742,086
	Total Investments (cost $4,441,480,054)	98.4%	$6,157,494,352
	Other Assets and Liabilities	1.6%	98,305,673
	Net Assets	100.0%	$6,255,800,025
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

4

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
October 31, 2024

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $35,038,760 or 0.6% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2015	HF Global, Inc.	806,800	$10,846,942	$16,345,768
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	887,655	630,204
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	566,622	895,999	985,922
09/2015	Rubicon Earnout Shares	1,477	—	1
09/2015	Rubicon TRA Placeholder	157,544	—	7,877
11/2013	Tory Burch LLC	316,327	24,792,580	17,068,988
			$37,423,176	$35,038,760

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	393	12/20/2024	$112,761,525	$(142,963)
Total futures contracts				$(142,963)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

5

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
October 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$32,343,801	$32,343,801	$—	$—
Banks	243,222,091	243,222,091	—	—
Capital Goods	433,457,282	417,111,514	—	16,345,768
Commercial & Professional Services	29,358,259	29,358,259	—	—
Consumer Discretionary Distribution & Retail	323,374,531	306,305,543	—	17,068,988
Consumer Durables & Apparel	127,816,085	127,816,085	—	—
Consumer Services	173,526,024	173,526,024	—	—
Consumer Staples Distribution & Retail	35,420,083	35,420,083	—	—
Energy	161,062,094	161,062,094	—	—
Equity Real Estate Investment Trusts (REITs)	216,099,207	216,099,207	—	—
Financial Services	469,356,327	469,356,327	—	—
Food, Beverage & Tobacco	198,354,329	198,354,329	—	—
Health Care Equipment & Services	293,045,760	293,045,760	—	—
Household & Personal Products	58,671,110	58,671,110	—	—
Insurance	200,599,075	200,599,075	—	—
Materials	263,160,435	263,160,435	—	—
Media & Entertainment	579,621,031	579,621,031	—	—
Pharmaceuticals, Biotechnology & Life Sciences	256,207,273	256,207,273	—	—
Semiconductors & Semiconductor Equipment	590,074,652	590,074,652	—	—
Software & Services	523,810,793	523,802,915	—	7,878
Technology Hardware & Equipment	579,039,814	579,039,814	—	—
Telecommunication Services	16,261,892	16,261,892	—	—
Transportation	205,648,632	205,648,632	—	—
Utilities	119,605,560	119,605,560	—	—
Convertible Preferred Stocks	1,616,126	—	—	1,616,126
Short-Term Investments	26,742,086	1,675,705	25,066,381	—
Total	$6,157,494,352	$6,097,389,211	$25,066,381	$35,038,760
Liabilities
Futures Contracts(2)	$(142,963)	$(142,963)	$—	$—
Total	$(142,963)	$(142,963)	$—	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

6

Hartford Core Equity Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5%
	Automobiles & Components - 0.4%
176,236	Tesla, Inc.*	$44,032,565
	Banks - 4.9%
3,215,851	Bank of America Corp.	134,486,889
1,071,987	JP Morgan Chase & Co.	237,895,355
2,246,545	Wells Fargo & Co.	145,845,701
		518,227,945
	Capital Goods - 7.9%
513,312	AMETEK, Inc.	94,110,622
387,994	Builders FirstSource, Inc.*	66,502,171
230,059	Deere & Co.	93,102,577
635,037	Emerson Electric Co.	68,755,456
385,448	GE Vernova, Inc.*	116,274,244
335,095	General Dynamics Corp.	97,717,053
252,006	IDEX Corp.	54,090,568
1,108,839	Ingersoll Rand, Inc.	106,448,544
1,105,238	RTX Corp.	133,722,746
		830,723,981
	Commercial & Professional Services - 0.9%
458,964	Republic Services, Inc.	90,874,872
	Consumer Discretionary Distribution & Retail - 6.5%
2,627,791	Amazon.com, Inc.*	489,820,242
37,891	AutoZone, Inc.*	114,014,019
691,758	TJX Cos., Inc.	78,189,407
		682,023,668
	Consumer Durables & Apparel - 1.3%
336,342	Lennar Corp. Class A	57,279,042
967,899	NIKE, Inc. Class B	74,654,050
		131,933,092
	Consumer Services - 2.1%
395,419	Marriott International, Inc. Class A	102,816,849
405,619	McDonald's Corp.	118,485,366
		221,302,215
	Energy - 2.8%
1,080,439	ConocoPhillips	118,351,288
701,520	EOG Resources, Inc.	85,557,380
562,510	Expand Energy Corp.	47,655,847
343,810	Phillips 66	41,882,934
		293,447,449
	Equity Real Estate Investment Trusts (REITs) - 2.4%
651,414	Iron Mountain, Inc. REIT	80,599,454
827,446	Lineage, Inc. REIT	61,264,102
824,933	Welltower, Inc. REIT	111,266,963
		253,130,519
	Financial Services - 5.4%
537,484	American Express Co.	145,163,679
459,234	Mastercard, Inc. Class A	229,428,714
1,065,773	Morgan Stanley	123,896,111
983,458	Nasdaq, Inc.	72,697,215
		571,185,719
	Food, Beverage & Tobacco - 2.1%
1,598,672	Brown-Forman Corp. Class B	70,389,528
303,414	Constellation Brands, Inc. Class A	70,495,209
1,565,922	Monster Beverage Corp.*	82,492,771
		223,377,508
	Health Care Equipment & Services - 5.8%
1,199,511	Abbott Laboratories	135,988,562
1,661,065	Boston Scientific Corp.*	139,562,681
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Health Care Equipment & Services - 5.8% - (continued)
445,569	Cencora, Inc.	$101,625,378
421,593	UnitedHealth Group, Inc.	237,989,248
		615,165,869
	Household & Personal Products - 1.9%
108,593	Estee Lauder Cos., Inc. Class A	7,486,401
1,180,127	Procter & Gamble Co.	194,933,378
		202,419,779
	Insurance - 2.6%
721,644	Arch Capital Group Ltd.*	71,125,233
298,896	Chubb Ltd.	84,420,186
463,094	Progressive Corp.	112,453,116
		267,998,535
	Materials - 1.6%
273,725	Linde PLC	124,859,659
376,790	RPM International, Inc.	47,893,777
		172,753,436
	Media & Entertainment - 8.5%
2,701,362	Alphabet, Inc. Class A	462,230,052
498,282	Meta Platforms, Inc. Class A	282,814,897
197,123	Netflix, Inc.*	149,030,902
		894,075,851
	Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
445,472	Danaher Corp.	109,434,651
253,255	Eli Lilly & Co.	210,135,804
1,574,283	Merck & Co., Inc.	161,080,637
202,474	Thermo Fisher Scientific, Inc.	110,615,596
250,298	Vertex Pharmaceuticals, Inc.*	119,136,842
		710,403,530
	Semiconductors & Semiconductor Equipment - 11.5%
1,673,920	Broadcom, Inc.	284,181,398
154,593	KLA Corp.	102,994,494
5,186,881	NVIDIA Corp.	688,610,322
636,017	Texas Instruments, Inc.	129,213,214
		1,204,999,428
	Software & Services - 10.5%
275,264	Accenture PLC Class A	94,916,533
1,744,024	Microsoft Corp.	708,684,152
202,134	Roper Technologies, Inc.	108,693,516
449,536	Salesforce, Inc.	130,981,304
248,388	Workday, Inc. Class A*	58,085,534
		1,101,361,039
	Technology Hardware & Equipment - 9.8%
3,545,934	Apple, Inc.	801,061,950
463,078	CDW Corp.	87,165,172
326,007	Motorola Solutions, Inc.	146,491,245
		1,034,718,367
	Transportation - 0.6%
932,866	Uber Technologies, Inc.*	67,212,995
	Utilities - 3.2%
814,041	Atmos Energy Corp.	112,972,610
5,201,706	PG&E Corp.	105,178,495
1,237,582	WEC Energy Group, Inc.	118,226,209
		336,377,314
	Total Common Stocks (cost $5,477,257,499)	$10,467,745,676
The accompanying notes are an integral part of these financial statements.

7

Hartford Core Equity Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 11,673,613	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $11,675,186; collateralized by U.S. Treasury Note at 0.88%, maturing 06/30/2026, with a market value of $11,907,181		$11,673,613
	Total Short-Term Investments (cost $11,673,613)		$11,673,613
	Total Investments (cost $5,488,931,112)	99.6%	$10,479,419,289
	Other Assets and Liabilities	0.4%	46,683,222
	Net Assets	100.0%	$10,526,102,511
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$44,032,565	$44,032,565	$—	$—
Banks	518,227,945	518,227,945	—	—
Capital Goods	830,723,981	830,723,981	—	—
Commercial & Professional Services	90,874,872	90,874,872	—	—
Consumer Discretionary Distribution & Retail	682,023,668	682,023,668	—	—
Consumer Durables & Apparel	131,933,092	131,933,092	—	—
Consumer Services	221,302,215	221,302,215	—	—
Energy	293,447,449	293,447,449	—	—
Equity Real Estate Investment Trusts (REITs)	253,130,519	253,130,519	—	—
Financial Services	571,185,719	571,185,719	—	—
Food, Beverage & Tobacco	223,377,508	223,377,508	—	—
Health Care Equipment & Services	615,165,869	615,165,869	—	—
Household & Personal Products	202,419,779	202,419,779	—	—
Insurance	267,998,535	267,998,535	—	—
Materials	172,753,436	172,753,436	—	—
Media & Entertainment	894,075,851	894,075,851	—	—
Pharmaceuticals, Biotechnology & Life Sciences	710,403,530	710,403,530	—	—
Semiconductors & Semiconductor Equipment	1,204,999,428	1,204,999,428	—	—
Software & Services	1,101,361,039	1,101,361,039	—	—
Technology Hardware & Equipment	1,034,718,367	1,034,718,367	—	—
Transportation	67,212,995	67,212,995	—	—
Utilities	336,377,314	336,377,314	—	—
Short-Term Investments	11,673,613	—	11,673,613	—
Total	$10,479,419,289	$10,467,745,676	$11,673,613	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

8

The Hartford Dividend and Growth Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4%
	Banks - 7.3%
7,576,557	Bank of America Corp.	$316,851,614
2,063,582	JP Morgan Chase & Co.	457,950,117
8,715,362	Wells Fargo & Co.	565,801,301
		1,340,603,032
	Capital Goods - 8.4%
982,143	Airbus SE	149,817,269
847,747	Boeing Co.*	126,577,105
813,358	General Dynamics Corp.	237,183,326
1,017,992	Honeywell International, Inc.	209,380,594
613,961	Lockheed Martin Corp.	335,253,404
2,497,963	Otis Worldwide Corp.	245,299,967
1,267,395	Westinghouse Air Brake Technologies Corp.	238,244,912
		1,541,756,577
	Consumer Discretionary Distribution & Retail - 3.6%
634,139	Home Depot, Inc.	249,692,231
652,440	Lowe's Cos., Inc.	170,828,365
2,105,065	TJX Cos., Inc.	237,935,497
		658,456,093
	Consumer Services - 0.9%
23,725	Booking Holdings, Inc.	110,944,031
488,058	Starbucks Corp.	47,683,267
		158,627,298
	Consumer Staples Distribution & Retail - 0.5%
1,306,753	Sysco Corp.	97,941,137
	Energy - 7.2%
1,301,344	Chevron Corp.	193,666,014
2,622,144	ConocoPhillips	287,229,654
9,360,559	Coterra Energy, Inc.	223,904,571
445,156	Diamondback Energy, Inc.	78,690,226
4,223,186	TotalEnergies SE ADR	264,202,516
5,213,385	Williams Cos., Inc.	273,024,973
		1,320,717,954
	Equity Real Estate Investment Trusts (REITs) - 2.6%
1,372,701	American Tower Corp. REIT	293,126,571
584,176	Public Storage REIT	192,228,955
		485,355,526
	Financial Services - 6.4%
989,684	American Express Co.	267,293,855
184,373	Blackrock, Inc.	180,875,444
2,314,866	Morgan Stanley	269,103,172
481,360	S&P Global, Inc.	231,226,090
822,489	Visa, Inc. Class A	238,398,437
		1,186,896,998
	Food, Beverage & Tobacco - 4.4%
6,074,696	Keurig Dr. Pepper, Inc.	200,161,233
1,310,028	Mondelez International, Inc. Class A	89,710,718
2,802,142	Philip Morris International, Inc.	371,844,243
2,615,045	Tyson Foods, Inc. Class A	153,215,487
		814,931,681
	Health Care Equipment & Services - 6.8%
797,053	Becton Dickinson & Co.	186,183,610
466,812	Elevance Health, Inc.	189,413,637
505,536	HCA Healthcare, Inc.	181,355,985
2,832,086	Medtronic PLC	252,763,675
773,916	UnitedHealth Group, Inc.	436,875,582
		1,246,592,489
	Household & Personal Products - 2.1%
6,428,825	Kenvue, Inc.	147,412,957
4,110,519	Unilever PLC ADR	250,371,713
		397,784,670
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	Insurance - 3.0%
2,665,979	American International Group, Inc.	$202,294,487
430,317	Chubb Ltd.	121,538,733
2,788,636	Principal Financial Group, Inc.	229,783,606
		553,616,826
	Materials - 4.3%
17,888,465	Amcor PLC	199,098,615
3,503,486	BHP Group Ltd. ADR(1)	194,303,334
1,326,335	Celanese Corp.	167,078,420
3,711,801	FMC Corp.	241,229,947
		801,710,316
	Media & Entertainment - 7.0%
4,161,947	Alphabet, Inc. Class A	712,150,751
3,333,785	Comcast Corp. Class A	145,586,391
2,244,844	Omnicom Group, Inc.	226,729,244
2,155,072	Walt Disney Co.	207,317,926
		1,291,784,312
	Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
1,227,350	Agilent Technologies, Inc.	159,935,979
3,287,659	AstraZeneca PLC ADR	233,916,938
2,264,955	Gilead Sciences, Inc.	201,173,303
2,352,814	Merck & Co., Inc.	240,739,928
2,016,519	Novartis AG ADR	218,590,660
8,744,577	Pfizer, Inc.	247,471,529
		1,301,828,337
	Semiconductors & Semiconductor Equipment - 4.6%
944,318	NXP Semiconductors NV	221,442,571
2,044,714	QUALCOMM, Inc.	332,818,098
1,492,880	Texas Instruments, Inc.	303,293,501
		857,554,170
	Software & Services - 7.4%
465,875	Accenture PLC Class A	160,643,017
3,975,186	Cognizant Technology Solutions Corp. Class A	296,509,124
1,900,083	Microsoft Corp.	772,098,727
247,135	Roper Technologies, Inc.	132,891,904
		1,362,142,772
	Technology Hardware & Equipment - 5.3%
2,382,225	Apple, Inc.	538,168,450
8,203,530	Cisco Systems, Inc.	449,307,338
		987,475,788
	Telecommunication Services - 0.2%
176,390	T-Mobile U.S., Inc.	39,363,192
	Transportation - 1.5%
3,013,085	Delta Air Lines, Inc.	172,408,724
540,200	JB Hunt Transport Services, Inc.	97,570,924
		269,979,648
	Utilities - 5.8%
3,180,026	American Electric Power Co., Inc.	314,027,567
2,047,310	Duke Energy Corp.	235,993,424
7,490,702	Exelon Corp.	294,384,589
2,741,522	Sempra	228,560,689
		1,072,966,269
	Total Common Stocks (cost $11,712,585,847)	$17,788,085,085
The accompanying notes are an integral part of these financial statements.

9

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 0.7%
$ 123,091,341	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $123,107,924; collateralized by U.S. Treasury Note at 4.63%, maturing 06/30/2026, with a market value of $125,553,337		$123,091,341
	Securities Lending Collateral - 0.4%
12,020,395	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(2)		12,020,395
40,067,984	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(2)		40,067,984
12,020,395	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(2)		12,020,395
12,020,395	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(2)		12,020,395
			76,129,169
	Total Short-Term Investments (cost $199,220,510)		$199,220,510
	Total Investments (cost $11,911,806,357)	97.5%	$17,987,305,595
	Other Assets and Liabilities	2.5%	458,567,124
	Net Assets	100.0%	$18,445,872,719
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$1,340,603,032	$1,340,603,032	$—	$—
Capital Goods	1,541,756,577	1,391,939,308	149,817,269	—
Consumer Discretionary Distribution & Retail	658,456,093	658,456,093	—	—
Consumer Services	158,627,298	158,627,298	—	—
Consumer Staples Distribution & Retail	97,941,137	97,941,137	—	—
Energy	1,320,717,954	1,320,717,954	—	—
Equity Real Estate Investment Trusts (REITs)	485,355,526	485,355,526	—	—
Financial Services	1,186,896,998	1,186,896,998	—	—
Food, Beverage & Tobacco	814,931,681	814,931,681	—	—
Health Care Equipment & Services	1,246,592,489	1,246,592,489	—	—
Household & Personal Products	397,784,670	397,784,670	—	—
Insurance	553,616,826	553,616,826	—	—
Materials	801,710,316	801,710,316	—	—
Media & Entertainment	1,291,784,312	1,291,784,312	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,301,828,337	1,301,828,337	—	—
Semiconductors & Semiconductor Equipment	857,554,170	857,554,170	—	—
Software & Services	1,362,142,772	1,362,142,772	—	—
Technology Hardware & Equipment	987,475,788	987,475,788	—	—
Telecommunication Services	39,363,192	39,363,192	—	—
Transportation	269,979,648	269,979,648	—	—
Utilities	1,072,966,269	1,072,966,269	—	—
Short-Term Investments	199,220,510	76,129,169	123,091,341	—
Total	$17,987,305,595	$17,714,396,985	$272,908,610	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

10

The Hartford Equity Income Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8%
	Banks - 7.9%
1,570,097	Bank of America Corp.	$65,661,456
839,743	JP Morgan Chase & Co.	186,355,767
265,970	M&T Bank Corp.	51,779,040
2,397,314	Regions Financial Corp.	57,223,885
413,647	Royal Bank of Canada	50,026,228
		411,046,376
	Capital Goods - 11.3%
3,176,545	BAE Systems PLC	51,197,366
108,188	Deere & Co.	43,782,602
611,345	Emerson Electric Co.	66,190,323
233,199	General Dynamics Corp.	68,003,160
255,414	Honeywell International, Inc.	52,533,552
127,724	IDEX Corp.	27,414,679
833,024	Johnson Controls International PLC	62,934,963
348,219	L3Harris Technologies, Inc.	86,173,756
786,199	PACCAR, Inc.	81,984,832
236,436	Siemens AG	45,998,577
		586,213,810
	Consumer Discretionary Distribution & Retail - 1.5%
457,252	Industria de Diseno Textil SA	26,070,060
196,189	Tractor Supply Co.	52,090,141
		78,160,201
	Consumer Durables & Apparel - 0.2%
135,398	NIKE, Inc. Class B	10,443,248
	Consumer Services - 1.6%
10,868	Booking Holdings, Inc.	50,821,485
324,442	Starbucks Corp.	31,697,983
		82,519,468
	Energy - 8.0%
1,445,095	ConocoPhillips	158,295,706
3,346,507	Coterra Energy, Inc.	80,048,447
2,589,440	EQT Corp.	94,618,138
241,630	Phillips 66	29,435,367
805,114	TotalEnergies SE	50,525,448
		412,923,106
	Equity Real Estate Investment Trusts (REITs) - 6.4%
822,494	Crown Castle, Inc. REIT	88,409,880
1,713,728	Gaming & Leisure Properties, Inc. REIT	86,012,008
1,990,653	Host Hotels & Resorts, Inc. REIT	34,318,858
399,924	Lamar Advertising Co. Class A, REIT	52,789,968
2,245,394	Weyerhaeuser Co. REIT	69,966,477
		331,497,191
	Financial Services - 7.2%
502,310	Ares Management Corp. Class A	84,227,341
83,412	Capital One Financial Corp.	13,578,639
321,262	Intercontinental Exchange, Inc.	50,075,108
736,979	Morgan Stanley	85,673,809
790,793	Nasdaq, Inc.	58,455,419
536,925	Raymond James Financial, Inc.	79,583,023
		371,593,339
	Food, Beverage & Tobacco - 5.6%
1,309,609	Archer-Daniels-Midland Co.	72,303,513
2,330,301	Keurig Dr. Pepper, Inc.	76,783,418
508,413	Pernod Ricard SA	63,433,952
597,179	Philip Morris International, Inc.	79,245,653
		291,766,536
	Health Care Equipment & Services - 4.1%
159,088	Elevance Health, Inc.	64,551,547
262,944	UnitedHealth Group, Inc.	148,431,888
		212,983,435
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8% - (continued)
	Household & Personal Products - 2.8%
3,318,730	Kenvue, Inc.	$76,098,479
1,096,555	Unilever PLC ADR	66,791,165
		142,889,644
	Insurance - 3.0%
1,158,051	American International Group, Inc.	87,872,910
870,316	MetLife, Inc.	68,250,181
		156,123,091
	Materials - 4.4%
2,708,600	Barrick Gold Corp.	52,330,152
431,024	Celanese Corp.	54,296,093
408,601	PPG Industries, Inc.	50,874,910
1,094,239	Rio Tinto PLC ADR	71,005,169
		228,506,324
	Media & Entertainment - 0.7%
371,396	Omnicom Group, Inc.	37,510,996
	Pharmaceuticals, Biotechnology & Life Sciences - 12.0%
726,498	AstraZeneca PLC ADR	51,690,333
1,490,276	Gilead Sciences, Inc.	132,366,314
854,185	Johnson & Johnson	136,550,014
988,605	Merck & Co., Inc.	101,154,064
4,699,638	Pfizer, Inc.	132,999,755
213,242	Roche Holding AG	66,084,425
		620,844,905
	Semiconductors & Semiconductor Equipment - 3.0%
286,819	Broadcom, Inc.	48,693,262
301,603	NXP Semiconductors NV	70,725,903
221,463	QUALCOMM, Inc.	36,047,533
		155,466,698
	Software & Services - 1.0%
616,090	Amdocs Ltd.	54,058,817
	Technology Hardware & Equipment - 4.6%
2,095,213	Cisco Systems, Inc.	114,754,816
1,153,580	Corning, Inc.	54,898,872
450,869	TE Connectivity PLC	66,467,108
		236,120,796
	Telecommunication Services - 1.4%
329,901	T-Mobile U.S., Inc.	73,620,707
	Transportation - 2.3%
291,666	Canadian National Railway Co.	31,494,942
478,169	Knight-Swift Transportation Holdings, Inc.	24,903,042
449,783	United Parcel Service, Inc. Class B	60,297,909
		116,695,893
	Utilities - 8.8%
580,530	American Electric Power Co., Inc.	57,327,337
655,736	Atmos Energy Corp.	91,003,042
965,423	Dominion Energy, Inc.	57,471,631
464,754	Eversource Energy	30,604,051
670,200	Exelon Corp.	26,338,860
2,279,387	PPL Corp.	74,216,841
1,074,287	Sempra	89,563,307
278,009	WEC Energy Group, Inc.	26,558,200
		453,083,269
	Total Common Stocks (cost $3,944,822,745)	$5,064,067,850
The accompanying notes are an integral part of these financial statements.

11

The Hartford Equity Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
$ 22,980,594	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $22,983,690; collateralized by U.S. Treasury Note at 0.88%, maturing 06/30/2026, with a market value of $23,440,325		$22,980,594
	Total Short-Term Investments (cost $22,980,594)		$22,980,594
	Total Investments (cost $3,967,803,339)	98.3%	$5,087,048,444
	Other Assets and Liabilities	1.7%	90,384,472
	Net Assets	100.0%	$5,177,432,916
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$411,046,376	$411,046,376	$—	$—
Capital Goods	586,213,810	489,017,867	97,195,943	—
Consumer Discretionary Distribution & Retail	78,160,201	52,090,141	26,070,060	—
Consumer Durables & Apparel	10,443,248	10,443,248	—	—
Consumer Services	82,519,468	82,519,468	—	—
Energy	412,923,106	362,397,658	50,525,448	—
Equity Real Estate Investment Trusts (REITs)	331,497,191	331,497,191	—	—
Financial Services	371,593,339	371,593,339	—	—
Food, Beverage & Tobacco	291,766,536	228,332,584	63,433,952	—
Health Care Equipment & Services	212,983,435	212,983,435	—	—
Household & Personal Products	142,889,644	142,889,644	—	—
Insurance	156,123,091	156,123,091	—	—
Materials	228,506,324	228,506,324	—	—
Media & Entertainment	37,510,996	37,510,996	—	—
Pharmaceuticals, Biotechnology & Life Sciences	620,844,905	554,760,480	66,084,425	—
Semiconductors & Semiconductor Equipment	155,466,698	155,466,698	—	—
Software & Services	54,058,817	54,058,817	—	—
Technology Hardware & Equipment	236,120,796	236,120,796	—	—
Telecommunication Services	73,620,707	73,620,707	—	—
Transportation	116,695,893	116,695,893	—	—
Utilities	453,083,269	453,083,269	—	—
Short-Term Investments	22,980,594	—	22,980,594	—
Total	$5,087,048,444	$4,760,758,022	$326,290,422	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

12

The Hartford Growth Opportunities Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0%
	Capital Goods - 4.4%
205,755	Axon Enterprise, Inc.*	$87,137,242
347,373	Boeing Co.*	51,866,263
893,353	Fluor Corp.*	46,704,495
334,550	General Electric Co.	57,468,999
		243,176,999
	Consumer Discretionary Distribution & Retail - 6.1%
1,434,675	Amazon.com, Inc.*	267,423,420
49,501	O'Reilly Automotive, Inc.*	57,081,583
171,581	Tory Burch LLC*(1)(2)	9,258,509
		333,763,512
	Consumer Durables & Apparel - 1.4%
1,582,131	On Holding AG Class A*	75,024,652
	Consumer Services - 3.3%
2,401,758	DraftKings, Inc. Class A*	84,830,093
255,061	Royal Caribbean Cruises Ltd.	52,631,837
1,050,033	Viking Holdings Ltd.*	41,213,795
		178,675,725
	Energy - 0.9%
280,482	Targa Resources Corp.	46,829,275
	Equity Real Estate Investment Trusts (REITs) - 1.3%
208,562	American Tower Corp. REIT	44,536,330
131,686	AvalonBay Communities, Inc. REIT	29,182,934
		73,719,264
	Financial Services - 4.7%
224,063	Evercore, Inc. Class A	59,190,723
490,865	KKR & Co., Inc.	67,857,177
1,029,802	Tradeweb Markets, Inc. Class A	130,784,854
		257,832,754
	Health Care Equipment & Services - 2.9%
173,785	Align Technology, Inc.*	35,631,138
699,898	Boston Scientific Corp.*	58,805,430
124,606	Intuitive Surgical, Inc.*	62,781,487
		157,218,055
	Media & Entertainment - 17.5%
1,594,720	Alphabet, Inc. Class A	272,872,539
1,347,193	Liberty Media Corp.-Liberty Formula One Class C*	107,559,889
495,256	Live Nation Entertainment, Inc.*	58,014,288
470,251	Meta Platforms, Inc. Class A	266,905,063
82,309	Netflix, Inc.*	62,228,073
2,243,323	Pinterest, Inc. Class A*	71,315,238
316,566	Spotify Technology SA*	121,909,567
		960,804,657
	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
186,167	Eli Lilly & Co.	154,470,206
1,125,402	Exact Sciences Corp.*	77,573,960
105,721	Medpace Holdings, Inc.*	33,219,653
554,797	Natera, Inc.*	67,108,245
107,263	Vertex Pharmaceuticals, Inc.*	51,055,043
		383,427,107
	Semiconductors & Semiconductor Equipment - 19.7%
338,276	ARM Holdings PLC ADR*	47,798,399
1,506,262	Broadcom, Inc.	255,718,100
1,144,302	Marvell Technology, Inc.	91,670,033
546,945	Micron Technology, Inc.	54,503,069
4,741,667	NVIDIA Corp.	629,503,711
		1,079,193,312
	Software & Services - 7.5%
304,355	Datadog, Inc. Class A*	38,178,291
499,380	Microsoft Corp.	202,923,063
20,599	Rubicon Earnout Shares*(1)(2)	12
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.0% - (continued)
	Software & Services - 7.5% - (continued)
2,197,165	Rubicon TRA Placeholder*(1)(2)		$109,858
148,436	Salesforce, Inc.		43,249,798
136,891	ServiceNow, Inc.*		127,717,934
			412,178,956
	Technology Hardware & Equipment - 17.2%
3,101,626	Apple, Inc.		700,688,330
335,929	Arista Networks, Inc.*		129,816,403
403,899	Dell Technologies, Inc. Class C		49,934,033
1,852,749	Flex Ltd.*		64,234,808
			944,673,574
	Telecommunication Services - 1.2%
299,492	T-Mobile U.S., Inc.		66,834,635
	Transportation - 2.9%
524,666	Delta Air Lines, Inc.		30,021,389
1,786,249	Uber Technologies, Inc.*		128,699,240
			158,720,629
	Total Common Stocks (cost $3,542,760,748)		$5,372,073,106
CONVERTIBLE PREFERRED STOCKS - 0.3%
	Health Care Equipment & Services - 0.2%
5,668,755	Lumeris Group Holdings Corp.*(1)(2)(3)		$9,863,633
	Software & Services - 0.1%
743,470	Lookout, Inc. Series F*(1)(2)(3)		6,029,542
	Total Convertible Preferred Stocks (cost $17,456,734)		$15,893,175
EXCHANGE-TRADED FUNDS - 0.8%
	Other Investment Pools & Funds - 0.8%
114,171	iShares Russell 1000 Growth ETF		$42,695,387
	Total Exchange-Traded Funds (cost $42,365,250)		$42,695,387
	Total Long-Term Investments (cost $3,602,582,732)		$5,430,661,668
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 10,207,113	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $10,208,488; collateralized by U.S. Treasury Note at 0.88%, maturing 06/30/2026, with a market value of $10,411,388		$10,207,113
	Total Short-Term Investments (cost $10,207,113)		$10,207,113
	Total Investments (cost $3,612,789,845)	99.3%	$5,440,868,781
	Other Assets and Liabilities	0.7%	37,576,523
	Net Assets	100.0%	$5,478,445,304
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The accompanying notes are an integral part of these financial statements.

13

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
October 31, 2024

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $25,261,554 or 0.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	$8,492,732	$6,029,542
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	5,668,755	8,964,002	9,863,633
09/2015	Rubicon Earnout Shares	20,599	—	12
09/2015	Rubicon TRA Placeholder	2,197,165	—	109,858
11/2013	Tory Burch LLC	171,581	13,447,917	9,258,509
			$30,904,651	$25,261,554

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Capital Goods	$243,176,999	$243,176,999	$—	$—
Consumer Discretionary Distribution & Retail	333,763,512	324,505,003	—	9,258,509
Consumer Durables & Apparel	75,024,652	75,024,652	—	—
Consumer Services	178,675,725	178,675,725	—	—
Energy	46,829,275	46,829,275	—	—
Equity Real Estate Investment Trusts (REITs)	73,719,264	73,719,264	—	—
Financial Services	257,832,754	257,832,754	—	—
Health Care Equipment & Services	157,218,055	157,218,055	—	—
Media & Entertainment	960,804,657	960,804,657	—	—
Pharmaceuticals, Biotechnology & Life Sciences	383,427,107	383,427,107	—	—
Semiconductors & Semiconductor Equipment	1,079,193,312	1,079,193,312	—	—
Software & Services	412,178,956	412,069,086	—	109,870
Technology Hardware & Equipment	944,673,574	944,673,574	—	—
Telecommunication Services	66,834,635	66,834,635	—	—
Transportation	158,720,629	158,720,629	—	—
Convertible Preferred Stocks	15,893,175	—	—	15,893,175
Exchange-Traded Funds	42,695,387	42,695,387	—	—
Short-Term Investments	10,207,113	—	10,207,113	—
Total	$5,440,868,781	$5,405,400,114	$10,207,113	$25,261,554

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

14

The Hartford Healthcare Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0%
	Biotechnology - 20.9%
24,592	AbbVie, Inc.	$5,013,571
114,227	Akero Therapeutics, Inc.*	3,521,618
26,321	Alnylam Pharmaceuticals, Inc.*	7,016,915
13,742	Amgen, Inc.	4,399,639
260,635	Amicus Therapeutics, Inc.*	2,976,452
104,542	Apellis Pharmaceuticals, Inc.*	2,849,815
45,780	Apogee Therapeutics, Inc.*	2,382,391
20,393	Argenx SE ADR*	11,956,416
38,216	Ascendis Pharma AS ADR*	4,693,689
550,432	Autolus Therapeutics PLC ADR*	1,854,956
134,381	Avidity Biosciences, Inc.*	5,678,941
37,919	Biogen, Inc.*	6,597,906
39,757	Blueprint Medicines Corp.*	3,479,135
127,144	Celldex Therapeutics, Inc.*	3,313,373
95,738	Crinetics Pharmaceuticals, Inc.*	5,357,499
79,787	Cytokinetics, Inc.*	4,069,137
64,206	Disc Medicine, Inc.*	2,877,713
166,917	Exact Sciences Corp.*	11,505,589
98,983	Genus PLC	2,675,451
332,290	Immatics NV*(1)	3,023,839
80,291	Immunocore Holdings PLC ADR*	2,475,372
63,807	Ionis Pharmaceuticals, Inc.*	2,449,551
76,641	Kymera Therapeutics, Inc.*	3,538,515
26,561	Legend Biotech Corp. ADR*	1,195,776
79,637	Merus NV*	3,976,275
28,781	Moderna, Inc.*	1,564,535
52,791	MoonLake Immunotherapeutics*	2,450,558
29,108	Natera, Inc.*	3,520,904
148,448	Nurix Therapeutics, Inc.*	3,648,852
34,120	Nuvalent, Inc. Class A*	3,019,279
68,901	PTC Therapeutics, Inc.*	2,750,528
14,831	Regeneron Pharmaceuticals, Inc.*	12,431,344
120,327	REVOLUTION Medicines, Inc.*	6,437,495
169,639	Rocket Pharmaceuticals, Inc.*	2,824,489
45,876	Sarepta Therapeutics, Inc.*	5,780,376
798,159	Savara, Inc.*	2,901,308
89,680	Scholar Rock Holding Corp.*	2,550,499
96,200	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	2,135,999
74,664	Soleno Therapeutics, Inc.*	4,111,000
83,896	Ultragenyx Pharmaceutical, Inc.*	4,277,857
24,026	United Therapeutics Corp.*	8,985,003
49,638	Vaxcyte, Inc.*	5,279,001
59,744	Vertex Pharmaceuticals, Inc.*	28,436,949
83,104	Xenon Pharmaceuticals, Inc.*	3,416,405
88,033	Zai Lab Ltd. ADR*(1)	2,660,357
		218,062,272
	Health Care Distributors - 2.0%
90,547	Cencora, Inc.	20,651,960
	Health Care Equipment - 13.9%
103,355	Abbott Laboratories	11,717,356
457,297	Boston Scientific Corp.*	38,422,094
39,201	DiaSorin SpA	4,257,645
303,742	Edwards Lifesciences Corp.*	20,353,751
65,159	Glaukos Corp.*	8,617,278
41,812	Hologic, Inc.*	3,381,337
12,482	Inspire Medical Systems, Inc.*	2,434,489
36,884	Insulet Corp.*	8,539,753
81,157	Intuitive Surgical, Inc.*	40,890,143
15,885	Stryker Corp.	5,659,508
		144,273,354
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Health Care Facilities - 5.4%
214,381	Acadia Healthcare Co., Inc.*	$9,151,925
270,891	Ardent Health Partners, Inc.*	4,713,503
79,281	Encompass Health Corp.	7,885,288
63,327	HCA Healthcare, Inc.	22,717,928
166,125	PACS Group, Inc.*	7,090,215
167,305	Surgery Partners, Inc.*	4,818,384
		56,377,243
	Health Care Services - 3.1%
50,958	Addus HomeCare Corp.*	6,340,194
783,050	agilon health, Inc.*	1,996,778
40,137	Labcorp Holdings, Inc.	9,162,073
874,345	LifeStance Health Group, Inc.*	5,866,855
217,846	Option Care Health, Inc.*	5,019,172
199,853	Privia Health Group, Inc.*	3,669,301
		32,054,373
	Health Care Supplies - 0.4%
21,515	Align Technology, Inc.*	4,411,220
	Health Care Technology - 0.6%
275,907	Evolent Health, Inc. Class A*	6,442,428
	Life Sciences Tools & Services - 9.8%
94,409	Agilent Technologies, Inc.	12,302,437
46,936	Bio-Techne Corp.	3,461,530
151,190	Danaher Corp.	37,141,335
55,913	ICON PLC*	12,418,837
121,698	Qiagen NV*	5,123,486
9,519	Tecan Group AG	2,405,187
54,279	Thermo Fisher Scientific, Inc.	29,653,703
		102,506,515
	Managed Health Care - 13.4%
66,900	Alignment Healthcare, Inc.*	829,560
207,613	Centene Corp.*	12,925,985
14,850	Elevance Health, Inc.	6,025,536
37,641	Humana, Inc.	9,704,979
29,655	Molina Healthcare, Inc.*	9,525,779
177,809	UnitedHealth Group, Inc.	100,373,181
		139,385,020
	Pharmaceuticals - 28.5%
705,674	Astellas Pharma, Inc.	8,262,263
253,703	AstraZeneca PLC ADR	18,050,969
28,300	Chugai Pharmaceutical Co. Ltd.	1,346,555
271,430	Daiichi Sankyo Co. Ltd.	8,834,562
166,295	Eisai Co. Ltd.	5,634,094
424,567	Elanco Animal Health, Inc.*	5,366,527
137,869	Eli Lilly & Co.	114,395,424
76,388	Galderma Group AG*	7,148,300
406,994	GSK PLC	7,349,732
132,083	Johnson & Johnson	21,114,788
422,171	Merck & Co., Inc.	43,196,537
45,824	Novartis AG	4,972,190
157,320	Novo Nordisk AS Class B	17,645,796
112,318	Structure Therapeutics, Inc. ADR*	4,621,886
45,355	UCB SA	8,733,033
183,661	Verona Pharma PLC ADR*	6,231,618
77,369	Zoetis, Inc.	13,832,030
		296,736,304
	Total Common Stocks (cost $700,966,362)	$1,020,900,689
The accompanying notes are an integral part of these financial statements.

15

The Hartford Healthcare Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
7,416	Abiomed, Inc. CVR*(2)(3)(4)		$7,564
	Total Rights (cost $7,564)		$7,564
	Total Long-Term Investments (cost $700,973,926)		$1,020,908,253
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.2%
$ 2,384,652	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $2,384,973; collateralized by U.S. Treasury Note at 0.88%, maturing 06/30/2026, with a market value of $2,432,508		$2,384,652
	Securities Lending Collateral - 0.2%
355,556	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(5)		355,556
1,201,221	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(5)		1,201,221
333,583	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(5)		333,583
313,643	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(5)		313,643
			2,204,003
	Total Short-Term Investments (cost $4,588,655)		$4,588,655
	Total Investments (cost $705,562,581)	98.4%	$1,025,496,908
	Other Assets and Liabilities	1.6%	16,726,381
	Net Assets	100.0%	$1,042,223,289
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $7,564 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2022	Abiomed, Inc. CVR	7,416	$7,564	$7,564

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no expiration date available.
(5)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$218,062,272	$213,250,822	$4,811,450	$—
Health Care Distributors	20,651,960	20,651,960	—	—
Health Care Equipment	144,273,354	140,015,709	4,257,645	—
Health Care Facilities	56,377,243	56,377,243	—	—
Health Care Services	32,054,373	32,054,373	—	—
Health Care Supplies	4,411,220	4,411,220	—	—
Health Care Technology	6,442,428	6,442,428	—	—
Life Sciences Tools & Services	102,506,515	100,101,328	2,405,187	—
Managed Health Care	139,385,020	139,385,020	—	—
Pharmaceuticals	296,736,304	233,958,079	62,778,225	—
Rights	7,564	—	—	7,564
Short-Term Investments	4,588,655	2,204,003	2,384,652	—
Total	$1,025,496,908	$948,852,185	$76,637,159	$7,564

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

16

The Hartford MidCap Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Banks - 0.7%
201,312	M&T Bank Corp.	$39,191,420
	Capital Goods - 11.8%
104,041	Acuity Brands, Inc.	31,284,088
178,402	Axon Enterprise, Inc.*	75,553,247
568,913	Fortive Corp.	40,637,456
919,298	Graco, Inc.	74,876,822
261,725	IDEX Corp.	56,176,654
550,011	Ingersoll Rand, Inc.	52,801,056
141,043	Lennox International, Inc.	84,988,280
132,880	Lincoln Electric Holdings, Inc.	25,587,373
675,159	Vertiv Holdings Co. Class A	73,788,127
107,591	Watsco, Inc.	50,891,619
375,708	Westinghouse Air Brake Technologies Corp.	70,625,590
		637,210,312
	Commercial & Professional Services - 2.6%
627,777	Copart, Inc.*	32,311,682
1,040,733	Dayforce, Inc.*(1)	73,840,006
792,962	Rollins, Inc.	37,380,229
		143,531,917
	Consumer Discretionary Distribution & Retail - 5.1%
611,526	CarMax, Inc.*	44,262,252
431,326	Floor & Decor Holdings, Inc. Class A*	44,448,144
59,582	O'Reilly Automotive, Inc.*	68,706,388
113,174	Pool Corp.	40,928,245
1,888,426	Valvoline, Inc.*	76,065,799
		274,410,828
	Consumer Durables & Apparel - 3.6%
468,516	Deckers Outdoor Corp.*	75,379,539
12,783	NVR, Inc.*	117,000,370
		192,379,909
	Consumer Services - 6.7%
439,859	Choice Hotels International, Inc.(1)	61,364,729
161,148	Domino's Pizza, Inc.	66,671,762
385,804	DoorDash, Inc. Class A*	60,455,487
3,054,376	DraftKings, Inc. Class A*	107,880,560
452,583	Hyatt Hotels Corp. Class A	65,828,198
		362,200,736
	Consumer Staples Distribution & Retail - 0.5%
74,998	Casey's General Stores, Inc.	29,550,712
	Energy - 4.2%
1,295,847	Antero Resources Corp.*	33,536,520
1,081,632	EQT Corp.	39,522,833
937,212	Targa Resources Corp.	156,476,916
		229,536,269
	Equity Real Estate Investment Trusts (REITs) - 1.2%
481,118	Lamar Advertising Co. Class A, REIT	63,507,576
	Financial Services - 10.5%
170,121	Credit Acceptance Corp.*	72,301,425
663,672	Hamilton Lane, Inc. Class A	119,222,038
348,756	Morningstar, Inc.	114,409,406
2,952,417	Rocket Cos., Inc. Class A*	47,533,914
910,311	Tradeweb Markets, Inc. Class A	115,609,497
589,972	WEX, Inc.*	101,829,167
		570,905,447
	Food, Beverage & Tobacco - 1.2%
873,160	Celsius Holdings, Inc.*	26,264,653
343,074	Post Holdings, Inc.*	37,467,111
		63,731,764
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Health Care Equipment & Services - 4.6%
460,935	Inspire Medical Systems, Inc.*	$89,900,763
164,565	Molina Healthcare, Inc.*	52,861,569
513,817	Veeva Systems, Inc. Class A*	107,300,404
		250,062,736
	Household & Personal Products - 0.8%
395,662	elf Beauty, Inc.*	41,643,426
	Insurance - 2.3%
53,828	Markel Group, Inc.*	83,003,314
394,006	W.R. Berkley Corp.	22,525,323
11,853	White Mountains Insurance Group Ltd.	21,301,501
		126,830,138
	Materials - 0.8%
321,484	Ball Corp.	19,047,927
802,370	Element Solutions, Inc.	21,744,227
		40,792,154
	Media & Entertainment - 2.9%
1,977,930	Pinterest, Inc. Class A*	62,878,394
803,251	Trade Desk, Inc. Class A*	96,558,803
		159,437,197
	Pharmaceuticals, Biotechnology & Life Sciences - 9.3%
600,166	Bio-Techne Corp.	44,262,243
1,420,792	Exact Sciences Corp.*	97,935,193
143,177	ICON PLC*	31,801,043
64,739	Mettler-Toledo International, Inc.*	83,626,603
291,960	Neurocrine Biosciences, Inc.*	35,114,029
207,160	Sarepta Therapeutics, Inc.*	26,102,160
1,284,489	Ultragenyx Pharmaceutical, Inc.*	65,496,094
143,014	United Therapeutics Corp.*	53,482,946
197,476	Waters Corp.*	63,806,470
		501,626,781
	Semiconductors & Semiconductor Equipment - 6.0%
246,723	Enphase Energy, Inc.*	20,487,878
488,024	Entegris, Inc.	51,100,993
674,812	MKS Instruments, Inc.	67,029,076
175,201	Monolithic Power Systems, Inc.	133,030,119
275,096	Onto Innovation, Inc.*	54,559,790
		326,207,856
	Software & Services - 17.3%
442,366	CyberArk Software Ltd.*	122,323,046
1,111,370	Datadog, Inc. Class A*	139,410,253
961,017	Dynatrace, Inc.*	51,702,715
58,428	Fair Isaac Corp.*	116,453,431
47,329	Guidewire Software, Inc.*	8,815,500
141,782	HubSpot, Inc.*	78,659,236
2,996,077	Informatica, Inc. Class A*	81,792,902
356,317	MongoDB, Inc.*	96,348,117
550,165	Procore Technologies, Inc.*	36,118,332
575,414	PTC, Inc.*	106,641,477
81,494	Tyler Technologies, Inc.*	49,351,951
1,871,096	Unity Software, Inc.*	37,571,608
62,447	VeriSign, Inc.*	11,043,127
		936,231,695
	Technology Hardware & Equipment - 1.0%
118,650	CDW Corp.	22,333,490
892,748	Flex Ltd.*	30,951,573
		53,285,063
	Transportation - 3.2%
671,991	Expeditors International of Washington, Inc.	79,966,929
The accompanying notes are an integral part of these financial statements.

17

The Hartford MidCap Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Transportation - 3.2% - (continued)
92,884	Saia, Inc.*		$45,384,051
675,853	U-Haul Holding Co.		46,133,726
			171,484,706
	Utilities - 3.5%
334,497	Atmos Energy Corp.		46,421,494
1,135,028	NiSource, Inc.		39,907,584
792,113	Vistra Corp.		98,982,440
40,190	WEC Energy Group, Inc.		3,839,351
			189,150,869
	Total Common Stocks (cost $3,812,877,530)		$5,402,909,511
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 0.1%
$ 4,014,379	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $4,014,920; collateralized by U.S. Treasury Note at 4.63%, maturing 06/30/2026, with a market value of $4,094,775		$4,014,379
	Securities Lending Collateral - 1.1%
9,184,040	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(2)		9,184,040
30,613,465	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(2)		30,613,465
9,184,039	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(2)		9,184,039
9,184,039	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(2)		9,184,039
			58,165,583
	Total Short-Term Investments (cost $62,179,962)		$62,179,962
	Total Investments (cost $3,875,057,492)	101.0%	$5,465,089,473
	Other Assets and Liabilities	(1.0)%	(53,552,838)
	Net Assets	100.0%	$5,411,536,635
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

18

The Hartford MidCap Fund
Schedule of Investments – (continued)
October 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$39,191,420	$39,191,420	$—	$—
Capital Goods	637,210,312	637,210,312	—	—
Commercial & Professional Services	143,531,917	143,531,917	—	—
Consumer Discretionary Distribution & Retail	274,410,828	274,410,828	—	—
Consumer Durables & Apparel	192,379,909	192,379,909	—	—
Consumer Services	362,200,736	362,200,736	—	—
Consumer Staples Distribution & Retail	29,550,712	29,550,712	—	—
Energy	229,536,269	229,536,269	—	—
Equity Real Estate Investment Trusts (REITs)	63,507,576	63,507,576	—	—
Financial Services	570,905,447	570,905,447	—	—
Food, Beverage & Tobacco	63,731,764	63,731,764	—	—
Health Care Equipment & Services	250,062,736	250,062,736	—	—
Household & Personal Products	41,643,426	41,643,426	—	—
Insurance	126,830,138	126,830,138	—	—
Materials	40,792,154	40,792,154	—	—
Media & Entertainment	159,437,197	159,437,197	—	—
Pharmaceuticals, Biotechnology & Life Sciences	501,626,781	501,626,781	—	—
Semiconductors & Semiconductor Equipment	326,207,856	326,207,856	—	—
Software & Services	936,231,695	936,231,695	—	—
Technology Hardware & Equipment	53,285,063	53,285,063	—	—
Transportation	171,484,706	171,484,706	—	—
Utilities	189,150,869	189,150,869	—	—
Short-Term Investments	62,179,962	58,165,583	4,014,379	—
Total	$5,465,089,473	$5,461,075,094	$4,014,379	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

19

The Hartford MidCap Value Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Automobiles & Components - 1.4%
483,367	Gentex Corp.	$14,650,854
	Banks - 5.2%
536,466	Columbia Banking System, Inc.	15,294,646
6,078	First Citizens BancShares, Inc. Class A	11,775,213
91,366	M&T Bank Corp.	17,787,133
199,454	Synovus Financial Corp.	9,946,771
		54,803,763
	Capital Goods - 12.2%
189,524	Air Lease Corp.	8,405,389
72,979	Boise Cascade Co.	9,708,396
30,973	Curtiss-Wright Corp.	10,684,446
109,291	Dover Corp.	20,692,065
143,247	Fortune Brands Innovations, Inc.	11,936,773
98,790	John Bean Technologies Corp.	11,007,182
89,516	L3Harris Technologies, Inc.	22,152,525
109,784	Middleby Corp.*	14,238,985
24,600	WESCO International, Inc.	4,745,320
79,211	Westinghouse Air Brake Technologies Corp.	14,890,084
		128,461,165
	Commercial & Professional Services - 3.4%
126,564	Science Applications International Corp.	18,261,919
174,643	TransUnion	17,691,336
		35,953,255
	Consumer Discretionary Distribution & Retail - 1.1%
85,356	Ross Stores, Inc.	11,925,940
	Consumer Durables & Apparel - 3.5%
61,353	Lennar Corp. Class A	10,448,416
123,153	Skechers USA, Inc. Class A*	7,568,983
207,107	Steven Madden Ltd.	9,313,602
196,440	Tempur Sealy International, Inc.	9,411,440
		36,742,441
	Consumer Services - 2.9%
589,558	International Game Technology PLC	11,979,819
205,013	Wyndham Hotels & Resorts, Inc.	18,106,748
		30,086,567
	Consumer Staples Distribution & Retail - 1.8%
314,220	U.S. Foods Holding Corp.*	19,371,663
	Energy - 6.1%
632,793	Coterra Energy, Inc.	15,136,408
87,797	Diamondback Energy, Inc.	15,519,876
571,172	EQT Corp.	20,870,625
150,764	Expand Energy Corp.	12,772,726
		64,299,635
	Equity Real Estate Investment Trusts (REITs) - 7.1%
126,798	Camden Property Trust REIT	14,681,940
422,655	Essential Properties Realty Trust, Inc. REIT	13,393,937
207,403	Gaming & Leisure Properties, Inc. REIT	10,409,557
601,456	Kimco Realty Corp. REIT	14,266,536
287,430	UDR, Inc. REIT	12,126,672
312,504	Weyerhaeuser Co. REIT	9,737,625
		74,616,267
	Financial Services - 8.0%
86,081	Ares Management Corp. Class A	14,434,062
32,967	Evercore, Inc. Class A	8,708,893
276,873	Nasdaq, Inc.	20,466,452
165,457	Stifel Financial Corp.	17,144,654
178,318	TPG, Inc.	12,068,562
140,300	Voya Financial, Inc.	11,266,090
		84,088,713
	Food, Beverage & Tobacco - 1.4%
461,984	Keurig Dr. Pepper, Inc.	15,222,373
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Health Care Equipment & Services - 4.2%
96,185	Acadia Healthcare Co., Inc.*	$4,106,138
257,155	Centene Corp.*	16,010,470
131,970	Edwards Lifesciences Corp.*	8,843,310
324,006	Integra LifeSciences Holdings Corp.*	6,078,353
44,574	Teleflex, Inc.	8,962,048
		44,000,319
	Insurance - 7.8%
2,175,164	Aegon Ltd.	13,660,030
100,891	Allstate Corp.	18,818,189
158,034	American International Group, Inc.	11,991,620
23,690	Everest Group Ltd.	8,424,401
269,726	Kemper Corp.	16,795,838
155,848	MetLife, Inc.	12,221,600
		81,911,678
	Materials - 6.1%
76,774	Celanese Corp.	9,671,221
238,074	FMC Corp.	15,472,429
470,677	Huntsman Corp.	10,354,894
231,127	Ingevity Corp.*	9,658,797
67,734	Reliance, Inc.	19,394,954
		64,552,295
	Media & Entertainment - 3.4%
186,899	Cargurus, Inc.*	5,797,607
104,386	Electronic Arts, Inc.	15,746,628
118,174	Live Nation Entertainment, Inc.*	13,842,902
		35,387,137
	Pharmaceuticals, Biotechnology & Life Sciences - 4.4%
111,141	Agilent Technologies, Inc.	14,482,784
51,331	Charles River Laboratories International, Inc.*	9,166,690
522,587	Perrigo Co. PLC	13,393,905
222,844	Qiagen NV*	9,381,732
		46,425,111
	Semiconductors & Semiconductor Equipment - 2.9%
449,514	Allegro MicroSystems, Inc.*	9,367,872
32,946	Enphase Energy, Inc.*	2,735,836
66,674	MKS Instruments, Inc.	6,622,728
172,682	ON Semiconductor Corp.*	12,172,354
		30,898,790
	Technology Hardware & Equipment - 2.7%
36,948	Coherent Corp.*	3,415,473
43,486	F5, Inc.*	10,170,506
433,521	Flex Ltd.*	15,030,173
		28,616,152
	Transportation - 3.4%
320,086	Delta Air Lines, Inc.	18,315,321
334,955	Knight-Swift Transportation Holdings, Inc.	17,444,456
		35,759,777
	Utilities - 9.6%
130,112	Atmos Energy Corp.	18,056,943
480,880	NiSource, Inc.	16,907,741
603,782	PPL Corp.	19,659,142
197,678	Sempra	16,480,415
173,803	Spire, Inc.	11,099,060
204,531	WEC Energy Group, Inc.	19,538,846
		101,742,147
	Total Common Stocks (cost $872,416,594)	$1,039,516,042
The accompanying notes are an integral part of these financial statements.

20

The Hartford MidCap Value Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 2,318,503	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $2,318,815; collateralized by U.S. Treasury Note at 0.88%, maturing 06/30/2026, with a market value of $2,364,930		$2,318,503
	Total Short-Term Investments (cost $2,318,503)		$2,318,503
	Total Investments (cost $874,735,097)	98.8%	$1,041,834,545
	Other Assets and Liabilities	1.2%	13,148,226
	Net Assets	100.0%	$1,054,982,771
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$14,650,854	$14,650,854	$—	$—
Banks	54,803,763	54,803,763	—	—
Capital Goods	128,461,165	128,461,165	—	—
Commercial & Professional Services	35,953,255	35,953,255	—	—
Consumer Discretionary Distribution & Retail	11,925,940	11,925,940	—	—
Consumer Durables & Apparel	36,742,441	36,742,441	—	—
Consumer Services	30,086,567	30,086,567	—	—
Consumer Staples Distribution & Retail	19,371,663	19,371,663	—	—
Energy	64,299,635	64,299,635	—	—
Equity Real Estate Investment Trusts (REITs)	74,616,267	74,616,267	—	—
Financial Services	84,088,713	84,088,713	—	—
Food, Beverage & Tobacco	15,222,373	15,222,373	—	—
Health Care Equipment & Services	44,000,319	44,000,319	—	—
Insurance	81,911,678	81,911,678	—	—
Materials	64,552,295	64,552,295	—	—
Media & Entertainment	35,387,137	35,387,137	—	—
Pharmaceuticals, Biotechnology & Life Sciences	46,425,111	46,425,111	—	—
Semiconductors & Semiconductor Equipment	30,898,790	30,898,790	—	—
Technology Hardware & Equipment	28,616,152	28,616,152	—	—
Transportation	35,759,777	35,759,777	—	—
Utilities	101,742,147	101,742,147	—	—
Short-Term Investments	2,318,503	—	2,318,503	—
Total	$1,041,834,545	$1,039,516,042	$2,318,503	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

21

The Hartford Small Cap Growth Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3%
	Automobiles & Components - 1.5%
29,792	Modine Manufacturing Co.*	$3,508,604
13,221	Patrick Industries, Inc.	1,665,582
		5,174,186
	Banks - 1.7%
62,363	Synovus Financial Corp.	3,110,043
31,734	Triumph Financial, Inc.*	2,804,333
		5,914,376
	Capital Goods - 16.1%
21,333	Applied Industrial Technologies, Inc.	4,940,509
84,141	AZEK Co., Inc.*	3,702,204
13,602	Boise Cascade Co.	1,809,474
35,526	Chart Industries, Inc.*	4,288,699
99,918	Fluor Corp.*	5,223,713
49,399	FTAI Aviation Ltd.	6,641,202
336,238	Hillman Solutions Corp.*	3,564,123
33,873	John Bean Technologies Corp.	3,774,130
15,323	Moog, Inc. Class A	2,889,918
65,534	NEXTracker, Inc. Class A*	2,609,564
26,669	Primoris Services Corp.	1,670,013
65,821	Rush Enterprises, Inc. Class A	3,724,152
29,595	SPX Technologies, Inc.*	4,246,586
31,751	Tecnoglass, Inc.	2,175,896
7,039	Valmont Industries, Inc.	2,193,915
54,327	WillScot Holdings Corp.*	1,800,397
31,460	Zurn Elkay Water Solutions Corp.	1,135,706
		56,390,201
	Commercial & Professional Services - 6.1%
123,618	ACV Auctions, Inc. Class A*	2,137,355
4,895	CACI International, Inc. Class A*	2,704,781
25,700	Casella Waste Systems, Inc. Class A*	2,515,516
37,654	CBIZ, Inc.*	2,595,490
1,706	Clean Harbors, Inc.*	394,530
24,142	Dayforce, Inc.*	1,712,875
13,467	Huron Consulting Group, Inc.*	1,558,536
44,429	KBR, Inc.	2,977,187
184,618	Verra Mobility Corp.*	4,794,530
		21,390,800
	Consumer Discretionary Distribution & Retail - 2.7%
22,225	Abercrombie & Fitch Co. Class A*	2,929,033
14,808	Boot Barn Holdings, Inc.*	1,844,336
47,820	Chewy, Inc. Class A*	1,289,705
16,373	Five Below, Inc.*	1,551,997
44,319	Wayfair, Inc. Class A*	1,898,183
		9,513,254
	Consumer Durables & Apparel - 3.8%
6,168	Cavco Industries, Inc.*	2,527,615
23,260	Century Communities, Inc.	2,062,232
15,191	Installed Building Products, Inc.	3,294,928
2,869	PVH Corp.	282,482
51,489	Smith Douglas Homes Corp.*	1,705,316
60,886	VF Corp.	1,260,949
61,991	YETI Holdings, Inc.*	2,182,703
		13,316,225
	Consumer Services - 1.7%
61,709	Sweetgreen, Inc. Class A*	2,227,695
1,835	Wingstop, Inc.	527,911
34,957	Wyndham Hotels & Resorts, Inc.	3,087,402
		5,843,008
	Energy - 2.4%
37,488	Cactus, Inc. Class A	2,222,663
13,029	Gulfport Energy Corp.*	1,803,735
30,344	Kodiak Gas Services, Inc.	967,367
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Energy - 2.4% - (continued)
40,065	Matador Resources Co.	$2,087,787
16,690	Weatherford International PLC	1,318,510
		8,400,062
	Equity Real Estate Investment Trusts (REITs) - 2.2%
92,480	CareTrust, Inc. REIT	3,021,322
55,805	Phillips Edison & Co., Inc. REIT	2,109,987
25,307	Ryman Hospitality Properties, Inc. REIT	2,709,114
		7,840,423
	Financial Services - 5.6%
11,799	Evercore, Inc. Class A	3,116,942
25,952	Hamilton Lane, Inc. Class A	4,662,017
20,996	Mr. Cooper Group, Inc.*	1,859,196
79,932	StepStone Group, Inc. Class A	4,806,311
35,400	Stifel Financial Corp.	3,668,148
7,953	WEX, Inc.*	1,372,688
		19,485,302
	Food, Beverage & Tobacco - 0.8%
21,547	Freshpet, Inc.*	2,855,839
	Health Care Equipment & Services - 9.5%
47,546	AtriCure, Inc.*	1,577,576
23,621	Encompass Health Corp.	2,349,345
37,511	Ensign Group, Inc.	5,813,830
24,947	Glaukos Corp.*	3,299,241
32,061	Haemonetics Corp.*	2,281,461
28,864	HealthEquity, Inc.*	2,460,656
121,296	Hims & Hers Health, Inc.*	2,284,004
29,877	iRhythm Technologies, Inc.*	2,164,290
26,401	Merit Medical Systems, Inc.*	2,604,722
82,864	Option Care Health, Inc.*	1,909,186
23,232	PROCEPT BioRobotics Corp.*	2,090,880
54,217	RadNet, Inc.*	3,526,274
8,524	TransMedics Group, Inc.*	698,712
		33,060,177
	Household & Personal Products - 2.0%
49,005	BellRing Brands, Inc.*	3,225,999
30,173	Interparfums, Inc.	3,653,045
		6,879,044
	Insurance - 0.7%
1,387	White Mountains Insurance Group Ltd.	2,492,633
	Materials - 4.3%
40,006	ATI, Inc.*	2,108,717
71,247	Axalta Coating Systems Ltd.*	2,701,686
44,275	Cabot Corp.	4,774,173
40,150	Commercial Metals Co.	2,160,070
36,787	FMC Corp.	2,390,787
8,748	Louisiana-Pacific Corp.	865,177
		15,000,610
	Pharmaceuticals, Biotechnology & Life Sciences - 17.0%
45,482	Akero Therapeutics, Inc.*	1,402,210
157,607	Amicus Therapeutics, Inc.*	1,799,872
27,222	Apellis Pharmaceuticals, Inc.*	742,072
21,906	Apogee Therapeutics, Inc.*	1,139,988
60,252	Avidity Biosciences, Inc.*	2,546,250
25,430	Axsome Therapeutics, Inc.*	2,264,033
20,009	Bicara Therapeutics, Inc.*(1)	473,813
9,959	Biohaven Ltd.*	495,560
33,087	Blueprint Medicines Corp.*	2,895,443
64,552	Celldex Therapeutics, Inc.*	1,682,225
67,886	Crinetics Pharmaceuticals, Inc.*	3,798,901
174,370	Cytek Biosciences, Inc.*	862,260
26,699	Cytokinetics, Inc.*	1,361,649
39,937	Denali Therapeutics, Inc.*	1,036,765
33,660	Disc Medicine, Inc.*	1,508,641
The accompanying notes are an integral part of these financial statements.

22

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 17.0% - (continued)
28,085	Exact Sciences Corp.*	$1,935,899
477,979	Geron Corp.*	1,964,494
28,236	Insmed, Inc.*	1,899,718
34,120	Ionis Pharmaceuticals, Inc.*	1,309,867
36,217	Kymera Therapeutics, Inc.*	1,672,139
37,915	MBX Biosciences, Inc.*	868,253
46,572	Nurix Therapeutics, Inc.*	1,144,740
14,835	Nuvalent, Inc. Class A*	1,312,749
27,477	Protagonist Therapeutics, Inc.*	1,259,546
39,073	Prothena Corp. PLC*	664,241
43,309	PTC Therapeutics, Inc.*	1,728,895
49,486	REVOLUTION Medicines, Inc.*	2,647,501
60,341	Rocket Pharmaceuticals, Inc.*	1,004,678
227,967	Savara, Inc.*	828,660
40,632	Scholar Rock Holding Corp.*	1,155,574
22,311	Soleno Therapeutics, Inc.*	1,228,444
26,098	Spyre Therapeutics, Inc.*	848,968
25,223	Structure Therapeutics, Inc. ADR*	1,037,926
15,965	Twist Bioscience Corp.*	644,347
23,600	Ultragenyx Pharmaceutical, Inc.*	1,203,364
43,091	Vaxcyte, Inc.*	4,582,728
42,664	Veracyte, Inc.*	1,439,483
27,900	Vericel Corp.*	1,228,716
32,374	Verona Pharma PLC ADR*	1,098,450
39,734	Zenas Biopharma, Inc.*	843,751
		59,562,813
	Semiconductors & Semiconductor Equipment - 4.1%
20,028	Cirrus Logic, Inc.*	2,199,475
67,527	Credo Technology Group Holding Ltd.*	2,545,768
58,572	FormFactor, Inc.*	2,224,564
23,314	MKS Instruments, Inc.	2,315,780
35,967	Power Integrations, Inc.	2,173,486
57,277	Rambus, Inc.*	2,738,986
		14,198,059
	Software & Services - 11.5%
22,801	Agilysys, Inc.*	2,281,012
31,712	Altair Engineering, Inc. Class A*	3,297,731
10,284	Appfolio, Inc. Class A*	2,137,735
189,995	Aurora Innovation, Inc.*	987,024
146,286	AvePoint, Inc.*	1,775,912
38,924	Blackbaud, Inc.*	2,939,151
249,327	CCC Intelligent Solutions Holdings, Inc.*	2,595,494
119,959	Clearwater Analytics Holdings, Inc. Class A*	3,132,130
153,950	Grid Dynamics Holdings, Inc.*	2,450,884
13,587	Guidewire Software, Inc.*	2,530,715
96,187	Informatica, Inc. Class A*	2,625,905
65,455	Intapp, Inc.*	3,283,877
181,867	Jamf Holding Corp.*	3,026,267
12,000	Pegasystems, Inc.	953,280
42,252	Sprout Social, Inc. Class A*	1,119,255
15,972	SPS Commerce, Inc.*	2,635,380
45,615	Varonis Systems, Inc.*	2,297,628
		40,069,380
	Technology Hardware & Equipment - 3.9%
23,804	ePlus, Inc.*	2,117,366
21,175	Fabrinet*	5,102,540
15,084	Insight Enterprises, Inc.*	2,638,493
23,600	Napco Security Technologies, Inc.	908,128
13,860	Novanta, Inc.*	2,359,526
68,300	Viavi Solutions, Inc.*	629,726
		13,755,779
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.3% - (continued)
	Transportation - 0.7%
47,047	Knight-Swift Transportation Holdings, Inc.		$2,450,208
	Total Common Stocks (cost $260,293,378)		$343,592,379
EXCHANGE-TRADED FUNDS - 1.5%
	Other Investment Pools & Funds - 1.5%
18,650	iShares Russell 2000 Growth ETF (1)		$5,230,206
	Total Exchange-Traded Funds (cost $5,351,559)		$5,230,206
	Total Long-Term Investments (cost $265,644,937)		$348,822,585
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.1%
$ 421,387	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $421,444; collateralized by U.S. Treasury Note at 0.88%, maturing 06/30/2026, with a market value of $429,873		$421,387
	Securities Lending Collateral - 0.6%
345,980	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(2)		345,980
1,153,266	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(2)		1,153,266
345,980	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(2)		345,980
345,980	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(2)		345,980
			2,191,206
	Total Short-Term Investments (cost $2,612,593)		$2,612,593
	Total Investments (cost $268,257,530)	100.5%	$351,435,178
	Other Assets and Liabilities	(0.5)%	(1,885,712)
	Net Assets	100.0%	$349,549,466
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

23

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
October 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$5,174,186	$5,174,186	$—	$—
Banks	5,914,376	5,914,376	—	—
Capital Goods	56,390,201	56,390,201	—	—
Commercial & Professional Services	21,390,800	21,390,800	—	—
Consumer Discretionary Distribution & Retail	9,513,254	9,513,254	—	—
Consumer Durables & Apparel	13,316,225	13,316,225	—	—
Consumer Services	5,843,008	5,843,008	—	—
Energy	8,400,062	8,400,062	—	—
Equity Real Estate Investment Trusts (REITs)	7,840,423	7,840,423	—	—
Financial Services	19,485,302	19,485,302	—	—
Food, Beverage & Tobacco	2,855,839	2,855,839	—	—
Health Care Equipment & Services	33,060,177	33,060,177	—	—
Household & Personal Products	6,879,044	6,879,044	—	—
Insurance	2,492,633	2,492,633	—	—
Materials	15,000,610	15,000,610	—	—
Pharmaceuticals, Biotechnology & Life Sciences	59,562,813	59,562,813	—	—
Semiconductors & Semiconductor Equipment	14,198,059	14,198,059	—	—
Software & Services	40,069,380	40,069,380	—	—
Technology Hardware & Equipment	13,755,779	13,755,779	—	—
Transportation	2,450,208	2,450,208	—	—
Exchange-Traded Funds	5,230,206	5,230,206	—	—
Short-Term Investments	2,612,593	2,191,206	421,387	—
Total	$351,435,178	$351,013,791	$421,387	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

24

Hartford Small Cap Value Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7%
	Automobiles & Components - 1.6%
43,178	Phinia, Inc.	$2,011,231
	Banks - 18.9%
46,133	Bank OZK	2,018,319
89,654	Cadence Bank	2,997,133
81,856	Columbia Banking System, Inc.	2,333,715
127,081	CVB Financial Corp.	2,469,184
88,306	First Hawaiian, Inc.	2,184,690
73,958	First Interstate BancSystem, Inc. Class A	2,277,906
138,985	FNB Corp.	2,015,283
96,167	Home BancShares, Inc.	2,624,397
79,351	Pacific Premier Bancorp, Inc.	2,024,244
77,702	Sandy Spring Bancorp, Inc.	2,613,895
		23,558,766
	Capital Goods - 6.3%
44,982	Air Lease Corp.	1,994,952
86,288	Kennametal, Inc.	2,184,812
67,147	REV Group, Inc.	1,779,396
59,101	Spirit AeroSystems Holdings, Inc. Class A*	1,913,099
		7,872,259
	Commercial & Professional Services - 5.0%
170,006	CoreCivic, Inc.*	2,347,783
70,592	Loomis AB	2,211,586
76,136	MillerKnoll, Inc.	1,702,401
		6,261,770
	Consumer Durables & Apparel - 11.0%
22,711	Carter's, Inc.	1,242,292
32,447	Helen of Troy Ltd.*	2,065,251
24,016	Kontoor Brands, Inc.	2,056,490
154,581	Leggett & Platt, Inc.	1,854,972
54,163	Malibu Boats, Inc. Class A*	2,430,835
51,736	Steven Madden Ltd.	2,326,568
44,343	Sturm Ruger & Co., Inc.	1,743,567
		13,719,975
	Consumer Services - 5.0%
34,215	Adtalem Global Education, Inc.*	2,768,678
26,573	Cracker Barrel Old Country Store, Inc.	1,264,078
27,428	Monarch Casino & Resort, Inc.	2,153,372
		6,186,128
	Energy - 3.1%
58,513	ChampionX Corp.	1,651,237
211,212	Select Water Solutions, Inc.	2,238,847
		3,890,084
	Equity Real Estate Investment Trusts (REITs) - 3.0%
138,001	Pebblebrook Hotel Trust REIT	1,653,252
206,896	Piedmont Office Realty Trust, Inc. Class A, REIT	2,056,546
		3,709,798
	Financial Services - 10.8%
46,052	Bread Financial Holdings, Inc.	2,295,692
14,900	Encore Capital Group, Inc.*	680,632
117,884	Navient Corp.	1,677,489
54,688	PROG Holdings, Inc.	2,388,225
77,625	Radian Group, Inc.	2,709,889
248,366	Repay Holdings Corp.*	1,975,751
159,084	Rithm Capital Corp. REIT	1,684,700
		13,412,378
	Health Care Equipment & Services - 6.4%
90,738	Integra LifeSciences Holdings Corp.*	1,702,245
41,745	Omnicell, Inc.*	2,030,477
188,585	Varex Imaging Corp.*	2,476,121
191,417	Veradigm, Inc.*	1,799,320
		8,008,163
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Household & Personal Products - 2.8%
41,922	Edgewell Personal Care Co.	$1,465,174
62,062	Energizer Holdings, Inc.	1,990,328
		3,455,502
	Insurance - 6.3%
30,493	Kemper Corp.	1,898,799
233,794	Lancashire Holdings Ltd.	1,902,250
124,954	ProAssurance Corp.*	1,860,565
163,229	SiriusPoint Ltd.*	2,144,829
		7,806,443
	Materials - 2.8%
24,427	Kaiser Aluminum Corp.	1,813,949
111,201	Mativ Holdings, Inc.	1,718,056
		3,532,005
	Media & Entertainment - 1.9%
331,510	National CineMedia, Inc.*(1)	2,383,557
	Pharmaceuticals, Biotechnology & Life Sciences - 0.8%
60,573	Pacira BioSciences, Inc.*	1,005,512
	Semiconductors & Semiconductor Equipment - 2.4%
49,991	Ichor Holdings Ltd.*	1,362,754
29,428	Silicon Motion Technology Corp. ADR	1,583,521
		2,946,275
	Software & Services - 6.6%
143,867	Adeia, Inc.	1,788,267
14,620	InterDigital, Inc.	2,199,433
157,900	NCR Voyix Corp.*	2,022,699
243,696	Xperi, Inc.*	2,224,944
		8,235,343
	Utilities - 3.0%
31,736	Spire, Inc.	2,026,661
74,600	UGI Corp.	1,783,686
		3,810,347
	Total Common Stocks (cost $100,213,292)	$121,805,536
EXCHANGE-TRADED FUNDS - 2.2%
	Other Investment Pools & Funds - 2.2%
16,682	iShares Russell 2000 Value ETF	$2,741,854
	Total Exchange-Traded Funds (cost $2,532,418)	$2,741,854
	Total Long-Term Investments (cost $102,745,710)	$124,547,390
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 157,969	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $157,990; collateralized by U.S. Treasury Note at 0.88%, maturing 06/30/2026, with a market value of $161,207	$157,969
	Securities Lending Collateral - 0.0%
450	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(2)	450
1,500	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(2)	1,500
The accompanying notes are an integral part of these financial statements.

25

Hartford Small Cap Value Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1% - (continued)
	Securities Lending Collateral - 0.0% - (continued)
450	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(2)		$450
450	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(2)		450
			2,850
	Total Short-Term Investments (cost $160,819)		$160,819
	Total Investments (cost $102,906,529)	100.0%	$124,708,209
	Other Assets and Liabilities	(0.0)%	(25,337)
	Net Assets	100.0%	$124,682,872
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$2,011,231	$2,011,231	$—	$—
Banks	23,558,766	23,558,766	—	—
Capital Goods	7,872,259	7,872,259	—	—
Commercial & Professional Services	6,261,770	4,050,184	2,211,586	—
Consumer Durables & Apparel	13,719,975	13,719,975	—	—
Consumer Services	6,186,128	6,186,128	—	—
Energy	3,890,084	3,890,084	—	—
Equity Real Estate Investment Trusts (REITs)	3,709,798	3,709,798	—	—
Financial Services	13,412,378	13,412,378	—	—
Health Care Equipment & Services	8,008,163	8,008,163	—	—
Household & Personal Products	3,455,502	3,455,502	—	—
Insurance	7,806,443	7,806,443	—	—
Materials	3,532,005	3,532,005	—	—
Media & Entertainment	2,383,557	2,383,557	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,005,512	1,005,512	—	—
Semiconductors & Semiconductor Equipment	2,946,275	2,946,275	—	—
Software & Services	8,235,343	8,235,343	—	—
Utilities	3,810,347	3,810,347	—	—
Exchange-Traded Funds	2,741,854	2,741,854	—	—
Short-Term Investments	160,819	2,850	157,969	—
Total	$124,708,209	$122,338,654	$2,369,555	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

26

The Hartford Small Company Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Automobiles & Components - 0.6%
42,061	Visteon Corp.*	$3,796,005
	Banks - 1.1%
217,039	Cadence Bank	7,255,614
	Capital Goods - 18.8%
24,250	Acuity Brands, Inc.	7,291,733
244,080	Ameresco, Inc. Class A*	7,510,342
87,799	Applied Industrial Technologies, Inc.	20,333,370
317,853	AZEK Co., Inc.*	13,985,532
20,957	Comfort Systems USA, Inc.	8,195,025
44,913	Curtiss-Wright Corp.	15,493,188
337,888	Fluor Corp.*	17,664,785
37,881	Middleby Corp.*	4,913,166
105,370	NEXTracker, Inc. Class A*	4,195,833
142,826	Rush Enterprises, Inc. Class A	8,081,095
375,522	Shoals Technologies Group, Inc. Class A*	2,031,574
11,000	Standardaero, Inc.*	317,350
314,624	Zurn Elkay Water Solutions Corp.	11,357,926
		121,370,919
	Commercial & Professional Services - 7.6%
165,241	Aris Water Solutions, Inc. Class A	2,726,477
105,969	Casella Waste Systems, Inc. Class A*	10,372,246
345,332	ExlService Holdings, Inc.*	14,389,984
57,253	TriNet Group, Inc.	4,860,207
642,450	Verra Mobility Corp.*	16,684,426
		49,033,340
	Consumer Discretionary Distribution & Retail - 2.6%
24,681	Abercrombie & Fitch Co. Class A*	3,252,709
53,796	Boot Barn Holdings, Inc.*	6,700,292
141,429	Global-e Online Ltd.*	5,436,531
26,907	Tory Burch LLC*(1)(2)	1,451,926
		16,841,458
	Consumer Durables & Apparel - 1.7%
127,170	Champion Homes, Inc.*	11,220,209
	Consumer Services - 3.9%
915,139	Genius Sports Ltd.*	6,268,702
76,459	H&R Block, Inc.	4,566,896
54,957	Stride, Inc.*	5,126,389
96,695	Sweetgreen, Inc. Class A*	3,490,689
20,327	Wingstop, Inc.	5,847,875
		25,300,551
	Energy - 4.0%
176,997	Cactus, Inc. Class A	10,494,152
297,190	Viper Energy, Inc.	15,424,161
		25,918,313
	Equity Real Estate Investment Trusts (REITs) - 3.2%
79,100	American Healthcare, Inc. REIT	2,104,060
218,245	Phillips Edison & Co., Inc. REIT	8,251,843
95,512	Ryman Hospitality Properties, Inc. REIT	10,224,560
		20,580,463
	Financial Services - 3.9%
243,631	HA Sustainable Infrastructure Capital, Inc.	8,524,649
33,200	Hamilton Lane, Inc. Class A	5,964,048
74,634	PJT Partners, Inc. Class A	10,371,140
		24,859,837
	Health Care Equipment & Services - 10.7%
74,951	Acadia Healthcare Co., Inc.*	3,199,658
461,742	Alignment Healthcare, Inc.*	5,725,601
77,665	Glaukos Corp.*	10,271,196
104,478	Haemonetics Corp.*	7,434,654
80,194	HealthEquity, Inc.*	6,836,539
347,466	Hims & Hers Health, Inc.*	6,542,785
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Health Care Equipment & Services - 10.7% - (continued)
34,802	Inspire Medical Systems, Inc.*	$6,787,782
42,679	PACS Group, Inc.*	1,821,540
192,809	PROCEPT BioRobotics Corp.*	17,352,810
40,491	TransMedics Group, Inc.*	3,319,047
		69,291,612
	Household & Personal Products - 1.1%
110,148	BellRing Brands, Inc.*	7,251,043
	Insurance - 1.1%
542,391	SiriusPoint Ltd.*	7,127,018
	Materials - 2.6%
157,859	Cabot Corp.	17,021,936
	Media & Entertainment - 2.5%
190,303	Cargurus, Inc.*	5,903,199
181,121	Criteo SA ADR*	6,100,155
88,490	Ziff Davis, Inc.*	4,094,433
		16,097,787
	Pharmaceuticals, Biotechnology & Life Sciences - 17.4%
63,405	Akero Therapeutics, Inc.*	1,954,776
311,657	Amicus Therapeutics, Inc.*	3,559,123
46,510	Apellis Pharmaceuticals, Inc.*	1,267,863
62,365	Apogee Therapeutics, Inc.*	3,245,475
114,093	Avidity Biosciences, Inc.*	4,821,570
60,180	Biohaven Ltd.*	2,994,557
78,503	Blueprint Medicines Corp.*	6,869,797
132,204	Celldex Therapeutics, Inc.*	3,445,236
123,232	Crinetics Pharmaceuticals, Inc.*	6,896,063
72,750	Cytokinetics, Inc.*	3,710,250
32,811	Disc Medicine, Inc.*	1,470,589
706,609	Geron Corp.*	2,904,163
170,318	Immatics NV*	1,549,894
41,922	Immunocore Holdings PLC ADR*	1,292,455
75,527	Insmed, Inc.*	5,081,457
59,109	Intellia Therapeutics, Inc.*	840,530
71,512	Intra-Cellular Therapies, Inc.*	6,060,642
58,164	Kymera Therapeutics, Inc.*	2,685,432
68,320	Merus NV*	3,411,218
104,994	Nurix Therapeutics, Inc.*	2,580,752
32,829	Nuvalent, Inc. Class A*	2,905,038
42,914	Protagonist Therapeutics, Inc.*	1,967,178
38,157	Prothena Corp. PLC*	648,669
72,735	PTC Therapeutics, Inc.*	2,903,581
122,752	REVOLUTION Medicines, Inc.*	6,567,232
107,054	Rocket Pharmaceuticals, Inc.*	1,782,449
493,754	Savara, Inc.*	1,794,796
76,270	Scholar Rock Holding Corp.*	2,169,119
24,872	Soleno Therapeutics, Inc.*	1,369,452
60,027	Structure Therapeutics, Inc. ADR*	2,470,111
136,123	Syndax Pharmaceuticals, Inc.*	2,567,280
85,970	Vaxcyte, Inc.*	9,142,909
128,030	Vericel Corp.*	5,638,441
114,543	Verona Pharma PLC ADR*	3,886,444
		112,454,541
	Semiconductors & Semiconductor Equipment - 3.5%
89,753	Credo Technology Group Holding Ltd.*	3,383,688
45,604	MKS Instruments, Inc.	4,529,845
42,831	SiTime Corp.*	7,238,867
57,164	Synaptics, Inc.*	3,925,452
17,695	Universal Display Corp.	3,190,763
		22,268,615
	Software & Services - 8.1%
726,133	AvePoint, Inc.*	8,815,255
324,217	Clearwater Analytics Holdings, Inc. Class A*	8,465,306
39,120	CyberArk Software Ltd.*	10,817,462
The accompanying notes are an integral part of these financial statements.

27

The Hartford Small Company Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.6% - (continued)
	Software & Services - 8.1% - (continued)
130,969	DoubleVerify Holdings, Inc.*		$2,233,021
153,521	Ingram Micro Holding Corp.*(3)		3,722,884
90,041	Intapp, Inc.*		4,517,357
356,829	Jamf Holding Corp.*		5,937,635
166,245	SentinelOne, Inc. Class A*		4,287,459
121,807	Sprout Social, Inc. Class A*		3,226,667
			52,023,046
	Technology Hardware & Equipment - 4.2%
71,689	Calix, Inc.*		2,536,357
50,537	ePlus, Inc.*		4,495,266
33,077	Fabrinet*		7,970,565
48,737	Novanta, Inc.*		8,296,987
66,381	PAR Technology Corp.*		3,915,815
			27,214,990
	Total Common Stocks (cost $501,265,113)		$636,927,297
EXCHANGE-TRADED FUNDS - 1.4%
	Other Investment Pools & Funds - 1.4%
31,445	iShares Russell 2000 Growth ETF (3)		$8,818,436
	Total Exchange-Traded Funds (cost $8,956,853)		$8,818,436
	Total Long-Term Investments (cost $510,221,966)		$645,745,733
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.0%
$ 427,378	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $427,436; collateralized by U.S. Treasury Note at 4.63%, maturing 06/30/2026, with a market value of $435,996		$427,378
	Securities Lending Collateral - 0.6%
592,115	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(4)		592,115
1,973,714	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(4)		1,973,714
592,114	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(4)		592,114
592,114	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(4)		592,114
			3,750,057
	Total Short-Term Investments (cost $4,177,435)		$4,177,435
	Total Investments (cost $514,399,401)	100.6%	$649,923,168
	Other Assets and Liabilities	(0.6)%	(3,987,936)
	Net Assets	100.0%	$645,935,232
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,451,926 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2013	Tory Burch LLC	26,907	$2,108,912	$1,451,926

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

28

The Hartford Small Company Fund
Schedule of Investments – (continued)
October 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$3,796,005	$3,796,005	$—	$—
Banks	7,255,614	7,255,614	—	—
Capital Goods	121,370,919	121,370,919	—	—
Commercial & Professional Services	49,033,340	49,033,340	—	—
Consumer Discretionary Distribution & Retail	16,841,458	15,389,532	—	1,451,926
Consumer Durables & Apparel	11,220,209	11,220,209	—	—
Consumer Services	25,300,551	25,300,551	—	—
Energy	25,918,313	25,918,313	—	—
Equity Real Estate Investment Trusts (REITs)	20,580,463	20,580,463	—	—
Financial Services	24,859,837	24,859,837	—	—
Health Care Equipment & Services	69,291,612	69,291,612	—	—
Household & Personal Products	7,251,043	7,251,043	—	—
Insurance	7,127,018	7,127,018	—	—
Materials	17,021,936	17,021,936	—	—
Media & Entertainment	16,097,787	16,097,787	—	—
Pharmaceuticals, Biotechnology & Life Sciences	112,454,541	112,454,541	—	—
Semiconductors & Semiconductor Equipment	22,268,615	22,268,615	—	—
Software & Services	52,023,046	52,023,046	—	—
Technology Hardware & Equipment	27,214,990	27,214,990	—	—
Exchange-Traded Funds	8,818,436	8,818,436	—	—
Short-Term Investments	4,177,435	3,750,057	427,378	—
Total	$649,923,168	$648,043,864	$427,378	$1,451,926

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

29

Hartford Domestic Equity Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Index Abbreviations:
S&P	Standard & Poor's
Other Abbreviations:
ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

30

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities
October 31, 2024

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Assets:
Investments in securities, at market value(1)	$6,132,427,971	$10,467,745,676	$17,864,214,254	$5,064,067,850	$5,430,661,668	$1,023,112,256
Repurchase agreements	25,066,381	11,673,613	123,091,341	22,980,594	10,207,113	2,384,652
Cash	101,157,193	46,649,102	492,632,014	91,838,170	41,819,029	9,525,831
Cash collateral due from broker on futures contracts	5,866,835	—	—	—	—	—
Cash collateral held for securities on loan	88,195	—	4,006,798	—	—	104,548
Foreign currency	—	—	2,276,084	428	—	329,967
Receivables:
Investment securities sold	6,548,885	—	78,573,369	23,727,878	—	11,060,282
Fund shares sold	726,345	9,818,396	14,171,430	2,539,333	3,875,741	147,168
Dividends and interest	2,807,498	5,793,967	8,535,056	2,695,021	391,472	431,372
Securities lending income	7,483	237	39,152	5,726	2,380	813
Tax reclaims	151,428	—	6,687,441	2,555,237	55,282	470,173
Other assets	88,530	167,682	252,384	92,570	116,029	67,956
Total assets	6,274,936,744	10,541,848,673	18,594,479,323	5,210,502,807	5,487,128,714	1,047,635,018
Liabilities:
Obligation to return securities lending collateral	1,763,900	—	80,135,967	—	—	2,308,551
Payables:
Investment securities purchased	6,263,602	—	39,600,529	24,863,057	—	1,084,620
Fund shares redeemed	3,803,353	10,978,662	16,541,132	4,466,207	4,231,702	863,021
Investment management fees	3,591,422	3,019,485	9,438,649	2,724,533	3,322,847	802,714
Transfer agent fees	920,103	1,026,886	1,609,599	596,781	659,011	204,580
Accounting services fees	238,647	397,169	685,167	198,148	207,666	46,476
Chief Compliance Officer fees	3,295	5,565	9,710	2,736	2,801	603
Board of Directors' fees	13,643	22,500	41,536	12,172	10,354	2,805
Variation margin on futures contracts	2,247,350	—	—	—	—	—
Distribution fees	142,460	99,689	169,285	65,717	97,772	23,477
Accrued expenses	148,944	196,206	375,030	140,540	151,257	74,882
Total liabilities	19,136,719	15,746,162	148,606,604	33,069,891	8,683,410	5,411,729
Net assets	$6,255,800,025	$10,526,102,511	$18,445,872,719	$5,177,432,916	$5,478,445,304	$1,042,223,289
Summary of Net Assets:
Capital stock and paid-in-capital	$4,012,964,949	$4,674,253,169	$10,797,520,385	$3,684,067,952	$3,725,226,628	$682,020,606
Distributable earnings (loss)	2,242,835,076	5,851,849,342	7,648,352,334	1,493,364,964	1,753,218,676	360,202,683
Net assets	$6,255,800,025	$10,526,102,511	$18,445,872,719	$5,177,432,916	$5,478,445,304	$1,042,223,289
Shares authorized	1,540,000,000	825,000,000	1,405,000,000	825,000,000	19,850,000,000	485,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0001	$0.0010
Class A:Net asset value per share	$45.72	$55.15	$36.91	$22.07	$54.99	$39.24
Maximum offering price per share	48.38	58.36	39.06	23.35	58.19	41.52
Shares outstanding	104,569,029	35,012,845	138,420,748	87,036,513	54,260,844	16,802,763
Net Assets	$4,780,803,823	$1,930,939,101	$5,109,181,364	$1,921,225,039	$2,983,873,896	$659,350,257
Class C:Net asset value per share	$28.33	$49.23	$35.19	$21.94	$54.52	$27.06
Shares outstanding	2,148,735	7,131,671	5,850,363	4,158,655	1,721,502	1,227,372
Net Assets	$60,872,049	$351,065,874	$205,857,593	$91,252,882	$93,858,397	$33,212,029
Class I:Net asset value per share	$46.14	$55.40	$36.67	$21.87	$61.21	$42.90
Shares outstanding	11,667,596	56,717,668	123,890,992	65,974,332	19,752,165	5,750,743
Net Assets	$538,378,443	$3,141,974,800	$4,542,645,582	$1,443,088,850	$1,208,958,838	$246,729,237
Class R3:Net asset value per share	$52.90	$55.97	$37.62	$22.14	$53.79	$39.87
Shares outstanding	571,291	992,005	1,432,012	1,138,054	590,283	479,912
Net Assets	$30,219,347	$55,522,707	$53,872,739	$25,195,252	$31,748,444	$19,135,078
Class R4:Net asset value per share	$55.95	$57.19	$37.97	$22.18	$60.83	$43.71
Shares outstanding	498,542	2,103,881	2,359,817	1,882,856	879,546	260,575
Net Assets	$27,893,690	$120,323,662	$89,611,525	$41,764,393	$53,500,925	$11,389,105
The accompanying notes are an integral part of these financial statements.

31

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2024

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Class R5:Net asset value per share	$57.60	$55.91	$38.17	$22.35	$67.29	$47.43
Shares outstanding	363,688	2,916,747	3,982,890	2,336,829	121,433	103,238
Net Assets	$20,949,678	$163,070,544	$152,044,565	$52,229,322	$8,170,770	$4,896,318
Class R6:Net asset value per share	$58.12	$56.20	$38.17	$22.43	$69.52	$48.57
Shares outstanding	533,172	23,487,437	27,303,194	8,870,741	451,847	134,074
Net Assets	$30,986,018	$1,319,957,098	$1,042,244,026	$198,980,193	$31,412,747	$6,512,279
Class Y:Net asset value per share	$58.15	$56.17	$38.18	$22.44	$69.19	$48.33
Shares outstanding	470,154	8,331,902	15,744,741	4,918,681	1,649,107	652,194
Net Assets	$27,339,823	$467,978,646	$601,093,215	$110,370,720	$114,100,359	$31,518,713
Class F:Net asset value per share	$46.15	$55.46	$36.63	$21.87	$61.83	$43.29
Shares outstanding	15,999,486	53,646,906	181,504,240	59,130,147	15,409,999	681,031
Net Assets	$738,357,154	$2,975,270,079	$6,649,322,110	$1,293,326,265	$952,820,928	$29,480,273
Cost of investments	$4,441,480,054	$5,488,931,112	$11,911,806,357	$3,967,803,339	$3,612,789,845	$705,562,581
Cost of foreign currency	$—	$—	$2,234,591	$433	$—	$377,684
(1) Includes Investment in securities on loan, at market value	$1,691,530	$—	$77,011,202	$—	$—	$2,208,406
The accompanying notes are an integral part of these financial statements.

32

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2024

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Assets:
Investments in securities, at market value(1)	$5,461,075,094	$1,039,516,042	$351,013,791	$124,550,240	$649,495,790
Repurchase agreements	4,014,379	2,318,503	421,387	157,969	427,378
Cash	16,232,961	9,264,007	1,685,907	630,349	1,728,625
Cash collateral held for securities on loan	3,061,346	—	115,327	150	197,372
Receivables:
From affiliates	—	—	—	6,655	—
Investment securities sold	—	18,795,379	323,872	—	1,752,109
Fund shares sold	1,602,232	450,701	59,935	22,838	222,262
Dividends and interest	1,313,212	196,249	14,497	65,244	26,066
Securities lending income	129,799	—	5,939	110	8,113
Other assets	87,938	53,574	48,046	49,513	57,203
Total assets	5,487,516,961	1,070,594,455	353,688,701	125,483,068	653,914,918
Liabilities:
Obligation to return securities lending collateral	61,226,929	—	2,306,533	3,000	3,947,429
Payables:
Investment securities purchased	—	14,162,448	1,272,293	570,846	2,980,266
Fund shares redeemed	10,089,258	563,447	174,963	87,224	389,504
Investment management fees	3,405,764	629,655	243,140	73,462	451,046
Transfer agent fees	676,352	110,368	77,707	22,513	96,228
Accounting services fees	218,888	44,162	18,802	5,805	29,646
Chief Compliance Officer fees	2,918	549	187	64	340
Board of Directors' fees	13,021	2,293	856	282	1,379
Distribution fees	71,828	13,344	5,404	1,691	10,029
Accrued expenses	275,368	85,418	39,350	35,309	73,819
Total liabilities	75,980,326	15,611,684	4,139,235	800,196	7,979,686
Net assets	$5,411,536,635	$1,054,982,771	$349,549,466	$124,682,872	$645,935,232
Summary of Net Assets:
Capital stock and paid-in-capital	$3,609,710,819	$805,675,583	$226,358,346	$101,036,687	$633,530,783
Distributable earnings (loss)	1,801,825,816	249,307,188	123,191,120	23,646,185	12,404,449
Net assets	$5,411,536,635	$1,054,982,771	$349,549,466	$124,682,872	$645,935,232
Shares authorized	1,105,000,000	485,000,000	22,100,000,000	860,000,000	525,000,000
Par value	$0.0050	$0.0010	$0.0001	$0.0010	$0.0010
Class A:Net asset value per share	$26.13	$17.66	$44.74	$12.71	$19.87
Maximum offering price per share	27.65	18.69	47.34	13.45	21.03
Shares outstanding	77,796,486	25,157,912	3,757,273	4,326,568	16,204,063
Net Assets	$2,032,564,231	$444,392,060	$168,087,813	$54,974,824	$322,033,555
Class C:Net asset value per share	$26.35	$12.70	$46.31	$10.58	$17.86
Shares outstanding	3,720,607	331,290	34,030	122,719	111,367
Net Assets	$98,029,319	$4,206,339	$1,576,026	$1,298,760	$1,988,766
Class I:Net asset value per share	$27.89	$17.95	$48.98	$12.75	$22.16
Shares outstanding	31,709,617	2,351,398	1,046,140	1,661,538	1,123,098
Net Assets	$884,230,424	$42,207,495	$51,242,688	$21,189,263	$24,889,411
Class R3:Net asset value per share	$30.37	$18.90	$43.16	$13.34	$22.36
Shares outstanding	1,766,369	387,144	117,000	48,763	478,744
Net Assets	$53,640,057	$7,316,293	$5,049,767	$650,456	$10,705,795
Class R4:Net asset value per share	$32.91	$19.59	$47.57	$13.59	$25.11
Shares outstanding	1,305,731	255,632	175,754	13,168	340,142
Net Assets	$42,977,405	$5,006,570	$8,360,570	$178,952	$8,539,305
Class R5:Net asset value per share	$34.94	$19.99	$52.47	$13.56	$27.79
Shares outstanding	1,124,760	130,782	314,375	8,808	65,828
Net Assets	$39,297,801	$2,613,706	$16,495,861	$119,466	$1,829,591
Class R6:Net asset value per share	$35.68	$17.96	$53.90	$13.56	$28.82
Shares outstanding	9,018,456	214,552	666,187	759,519	338,027
Net Assets	$321,761,375	$3,853,350	$35,905,167	$10,301,230	$9,741,323
The accompanying notes are an integral part of these financial statements.

33

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2024

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Class Y:Net asset value per share	$35.51	$20.05	$53.75	$13.53	$28.64
Shares outstanding	5,731,349	378,567	623,797	193,335	157,122
Net Assets	$203,510,206	$7,591,241	$33,531,831	$2,616,569	$4,499,334
Class F:Net asset value per share	$28.14	$17.96	$49.48	$12.75	$22.46
Shares outstanding	61,674,394	29,939,017	592,113	2,616,424	11,649,864
Net Assets	$1,735,525,817	$537,795,717	$29,299,743	$33,353,352	$261,708,152
Cost of investments	$3,875,057,492	$874,735,097	$268,257,530	$102,906,529	$514,399,401
(1) Includes Investment in securities on loan, at market value	$59,626,868	$—	$2,226,290	$2,876	$3,861,656
The accompanying notes are an integral part of these financial statements.

34

Hartford Domestic Equity Funds
 Statements of Operations
For the Year Ended October 31, 2024

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Investment Income:
Dividends	$92,650,846	$113,857,819	$410,334,008	$156,433,802	$15,945,565	$9,840,868
Interest	7,717,683	1,929,202	22,822,555	3,804,633	2,901,674	677,779
Securities lending — net	125,328	31,858	530,114	53,664	279,199	29,937
Foreign withholding tax reclaims	—	—	427,032	—	—	—
Less: Foreign tax withheld	(1,182,621)	—	(4,435,266)	(2,129,645)	—	(154,284)
Total investment income, net	99,311,236	115,818,879	429,678,443	158,162,454	19,126,438	10,394,300
Expenses:
Investment management fees	40,293,822	33,189,460	102,749,122	31,393,286	35,614,835	9,690,767
Transfer agent fees
Class A	4,709,761	1,561,649	4,018,969	1,480,086	2,613,833	816,217
Class C	100,848	355,328	208,911	98,906	130,476	64,641
Class I	457,525	3,036,530	4,204,683	1,524,884	1,111,343	265,818
Class R3	65,625	120,968	113,085	55,070	67,935	43,866
Class R4	43,856	206,137	137,271	71,779	71,961	18,685
Class R5	22,544	133,606	159,816	58,820	7,623	6,254
Class R6	1,655	31,924	37,610	7,563	1,256	1,048
Class Y	28,735	418,488	560,775	107,430	77,344	40,804
Class F	5,552	35,532	64,195	15,121	14,174	915
Distribution fees
Class A	11,472,918	4,459,638	12,265,965	4,650,455	6,847,109	1,714,265
Class C	653,466	3,849,713	1,963,549	999,296	1,017,901	419,195
Class R3	149,149	274,928	260,714	126,951	158,402	105,070
Class R4	70,171	338,842	220,819	105,571	123,718	32,418
Custodian fees	34,161	46,053	78,861	21,527	19,933	49,395
Registration and filing fees	139,803	224,449	338,381	206,130	168,118	124,329
Accounting services fees	897,175	1,469,953	2,520,261	763,358	753,585	181,890
Board of Directors' fees	147,908	243,565	428,100	125,225	123,908	26,666
Chief Compliance Officer fees	12,800	21,570	37,386	10,581	11,062	2,316
Audit and tax fees	35,583	30,743	44,141	30,932	33,495	33,945
Other expenses	469,204	696,219	1,449,099	483,184	1,954,964	127,145
Total expenses (before waivers, reimbursements and fees paid indirectly)	59,812,261	50,745,295	131,861,713	42,336,155	50,922,975	13,765,649
Transfer agent fee waivers	—	(69,300)	(174,600)	—	(55,848)	—
Distribution fee reimbursements	(216,158)	(79,135)	(123,493)	(14,668)	(212,785)	(24,321)
Commission recapture	(78,492)	(87,180)	(207,721)	(32,823)	(45,590)	(6,943)
Total waivers, reimbursements and fees paid indirectly	(294,650)	(235,615)	(505,814)	(47,491)	(314,223)	(31,264)
Total expenses	59,517,611	50,509,680	131,355,899	42,288,664	50,608,752	13,734,385
Net Investment Income (Loss)	39,793,625	65,309,199	298,322,544	115,873,790	(31,482,314)	(3,340,085)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	595,266,431	915,545,864	1,607,862,729	414,123,144	729,532,489	68,457,816
Futures contracts	33,604,500	—	—	—	—	—
Other foreign currency transactions	(60,247)	—	23,060	7,140	(35,220)	29,316
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	628,810,684	915,545,864	1,607,885,789	414,130,284	729,497,269	68,487,132
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	1,067,717,231	2,043,622,057	2,191,346,140	603,034,924	1,369,687,127	147,039,285
Futures contracts	5,302,623	—	—	—	—	—
Translation of other assets and liabilities in foreign currencies	132,839	—	42,821	84,644	—	(60,270)
The accompanying notes are an integral part of these financial statements.

35

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2024

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	1,073,152,693	2,043,622,057	2,191,388,961	603,119,568	1,369,687,127	146,979,015
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,701,963,377	2,959,167,921	3,799,274,750	1,017,249,852	2,099,184,396	215,466,147
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,741,757,002	$3,024,477,120	$4,097,597,294	$1,133,123,642	$2,067,702,082	$212,126,062
The accompanying notes are an integral part of these financial statements.

36

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2024

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Investment Income:
Dividends	$28,668,312	$19,983,225	$2,177,898	$3,492,084	$3,881,501
Interest	300,216	296,298	138,716	54,195	320,957
Securities lending — net	870,669	9,534	34,319	3,384	30,198
Less: Foreign tax withheld	(99,461)	(123,606)	—	(10,819)	—
Total investment income, net	29,739,736	20,165,451	2,350,933	3,538,844	4,232,656
Expenses:
Investment management fees	42,893,347	7,075,306	3,117,074	836,971	5,142,443
Transfer agent fees
Class A	2,458,560	574,045	359,903	100,369	522,638
Class C	171,950	9,358	3,658	3,582	5,832
Class I	966,131	49,494	50,438	27,933	25,924
Class R3	125,522	15,067	11,995	1,453	24,259
Class R4	89,358	8,610	13,292	272	13,705
Class R5	60,570	2,871	16,469	1,578	3,181
Class R6	15,736	14	1,423	389	384
Class Y	304,997	8,170	90,312	3,283	5,535
Class F	59,739	11,592	296	331	4,862
Distribution fees
Class A	5,383,713	1,062,137	413,247	132,645	786,900
Class C	1,248,490	47,695	15,667	14,328	23,328
Class R3	285,277	34,285	27,265	3,304	55,135
Class R4	134,146	12,685	20,640	401	20,938
Custodian fees	74,347	5,422	4,490	13,047	18,569
Registration and filing fees	167,840	136,592	118,736	115,520	128,117
Accounting services fees	887,297	166,823	76,772	23,913	112,103
Board of Directors' fees	141,250	25,027	9,323	2,934	15,444
Chief Compliance Officer fees	11,482	2,135	735	252	1,335
Audit and tax fees	30,772	30,788	30,844	25,288	34,415
Other expenses	763,402	217,292	50,478	29,571	143,711
Total expenses (before waivers, reimbursements and fees paid indirectly)	56,273,926	9,495,408	4,433,057	1,337,364	7,088,758
Expense waivers	—	—	—	(46,255)	—
Transfer agent fee waivers	—	—	(32,770)	—	—
Distribution fee reimbursements	(70,303)	(9,276)	(16,341)	(3,733)	(16,308)
Commission recapture	(33,840)	(18,128)	(7,852)	(2,802)	(4,537)
Total waivers, reimbursements and fees paid indirectly	(104,143)	(27,404)	(56,963)	(52,790)	(20,845)
Total expenses	56,169,783	9,468,004	4,376,094	1,284,574	7,067,913
Net Investment Income (Loss)	(26,430,047)	10,697,447	(2,025,161)	2,254,270	(2,835,257)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions on:
Investments	380,961,670	116,605,423	52,527,321	4,165,803	32,464,696
Other foreign currency transactions	—	121	—	693	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	380,961,670	116,605,544	52,527,321	4,166,496	32,464,696
Net Changes in Unrealized Appreciation (Depreciation) of:
Investments	866,034,216	132,794,286	62,434,345	25,463,533	147,382,231
Investments in affiliated investments	66,277,045	—	—	—	—
Net Changes in Unrealized Appreciation (Depreciation)	932,311,261	132,794,286	62,434,345	25,463,533	147,382,231
Net Gain (Loss) on Investments and Foreign Currency Transactions	1,313,272,931	249,399,830	114,961,666	29,630,029	179,846,927
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,286,842,884	$260,097,277	$112,936,505	$31,884,299	$177,011,670
The accompanying notes are an integral part of these financial statements.

37

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets

	The Hartford Capital Appreciation Fund		Hartford Core Equity Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$39,793,625	$35,545,440	$65,309,199	$98,043,137
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	628,810,684	(44,658,193)	915,545,864	214,638,853
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	1,073,152,693	297,400,756	2,043,622,057	357,139,839
Net Increase (Decrease) in Net Assets Resulting from Operations	1,741,757,002	288,288,003	3,024,477,120	669,821,829
Distributions to Shareholders:
Class A	(23,448,593)	(242,164,996)	(45,064,163)	(52,995,084)
Class C	(101,980)	(7,178,623)	(9,438,171)	(13,816,209)
Class I	(3,859,358)	(29,801,322)	(88,335,479)	(133,686,743)
Class R3	(9,179)	(1,411,714)	(1,275,367)	(1,727,395)
Class R4	(90,654)	(1,257,346)	(3,621,776)	(5,257,666)
Class R5	(123,680)	(1,351,241)	(3,914,526)	(5,321,873)
Class R6	(496,992)	(1,166,798)	(35,433,579)	(42,907,817)
Class Y	(103,116)	(3,487,697)	(14,346,066)	(20,188,549)
Class F	(6,109,811)	(41,511,983)	(76,215,055)	(93,707,829)
Total distributions	(34,343,363)	(329,331,720)	(277,644,182)	(369,609,165)
Capital Share Transactions:
Sold	196,376,871	248,910,335	1,571,549,298	1,521,122,198
Issued on reinvestment of distributions	33,267,618	319,310,254	267,719,209	353,594,768
Redeemed	(925,337,860)	(1,006,203,886)	(2,781,515,344)	(3,118,135,702)
Net increase (decrease) from capital share transactions	(695,693,371)	(437,983,297)	(942,246,837)	(1,243,418,736)
Net Increase (Decrease) in Net Assets	1,011,720,268	(479,027,014)	1,804,586,101	(943,206,072)
Net Assets:
Beginning of period	5,244,079,757	5,723,106,771	8,721,516,410	9,664,722,482
End of period	$6,255,800,025	$5,244,079,757	$10,526,102,511	$8,721,516,410
The accompanying notes are an integral part of these financial statements.

38

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Dividend and Growth Fund		The Hartford Equity Income Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$298,322,544	$233,940,858	$115,873,790	$116,335,420
Net realized gain (loss) on investments and foreign currency transactions	1,607,885,789	49,363,330	414,130,284	284,007,823
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	2,191,388,961	151,740,638	603,119,568	(457,542,879)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,097,597,294	435,044,826	1,133,123,642	(57,199,636)
Distributions to Shareholders:
Class A	(86,413,675)	(258,300,614)	(136,768,774)	(222,546,956)
Class C	(2,174,262)	(9,966,061)	(7,196,348)	(14,852,255)
Class I	(82,759,443)	(230,854,568)	(116,877,819)	(190,487,435)
Class R3	(708,444)	(2,873,582)	(1,768,738)	(3,224,249)
Class R4	(1,443,383)	(5,193,022)	(3,033,241)	(4,607,397)
Class R5	(3,087,350)	(13,397,426)	(4,658,966)	(9,203,985)
Class R6	(18,685,186)	(40,890,461)	(13,654,931)	(13,555,380)
Class Y	(10,241,644)	(41,051,593)	(10,144,082)	(14,227,547)
Class F	(129,393,146)	(328,822,418)	(96,752,375)	(140,609,528)
Total distributions	(334,906,533)	(931,349,745)	(390,855,274)	(613,314,732)
Capital Share Transactions:
Sold	3,250,241,156	3,166,633,761	663,481,284	1,279,665,814
Issued on reinvestment of distributions	321,719,234	886,525,833	378,266,271	591,769,542
Redeemed	(3,670,002,342)	(4,403,636,095)	(1,449,307,997)	(1,384,892,411)
Net increase (decrease) from capital share transactions	(98,041,952)	(350,476,501)	(407,560,442)	486,542,945
Net Increase (Decrease) in Net Assets	3,664,648,809	(846,781,420)	334,707,926	(183,971,423)
Net Assets:
Beginning of period	14,781,223,910	15,628,005,330	4,842,724,990	5,026,696,413
End of period	$18,445,872,719	$14,781,223,910	$5,177,432,916	$4,842,724,990
The accompanying notes are an integral part of these financial statements.

39

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Growth Opportunities Fund		The Hartford Healthcare Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$(31,482,314)	$(22,030,102)	$(3,340,085)	$(2,272,181)
Net realized gain (loss) on investments and foreign currency transactions	729,497,269	(206,095,674)	68,487,132	(19,155,864)
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	1,369,687,127	886,590,324	146,979,015	(32,876,966)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,067,702,082	658,464,548	212,126,062	(54,305,011)
Distributions to Shareholders:
Class A	—	—	—	(7,331,092)
Class C	—	—	—	(1,219,667)
Class I	—	—	—	(3,098,841)
Class R3	—	—	—	(254,124)
Class R4	—	—	—	(149,762)
Class R5	—	—	—	(87,212)
Class R6	—	—	—	(471,423)
Class Y	—	—	—	(442,850)
Class F	—	—	—	(315,373)
Total distributions	—	—	—	(13,370,344)
Capital Share Transactions:
Sold	558,859,181	477,043,015	73,159,949	112,945,044
Issued on reinvestment of distributions	—	—	—	12,726,329
Redeemed	(1,125,440,176)	(1,366,852,230)	(315,390,636)	(303,766,347)
Net increase (decrease) from capital share transactions	(566,580,995)	(889,809,215)	(242,230,687)	(178,094,974)
Net Increase (Decrease) in Net Assets	1,501,121,087	(231,344,667)	(30,104,625)	(245,770,329)
Net Assets:
Beginning of period	3,977,324,217	4,208,668,884	1,072,327,914	1,318,098,243
End of period	$5,478,445,304	$3,977,324,217	$1,042,223,289	$1,072,327,914
The accompanying notes are an integral part of these financial statements.

40

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford MidCap Fund		The Hartford MidCap Value Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$(26,430,047)	$(16,433,266)	$10,697,447	$7,273,918
Net realized gain (loss) on investments and foreign currency transactions	380,961,670	157,165,559	116,605,544	52,484,433
Net changes in unrealized appreciation (depreciation) of investments	932,311,261	(209,959,608)	132,794,286	(56,443,443)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,286,842,884	(69,227,315)	260,097,277	3,314,908
Distributions to Shareholders:
Class A	(51,535,192)	(205,996,880)	(28,061,202)	(37,390,881)
Class C	(6,696,932)	(32,168,949)	(464,884)	(914,580)
Class I	(25,371,322)	(138,502,339)	(3,105,512)	(3,955,638)
Class R3	(1,195,077)	(4,852,489)	(390,589)	(564,683)
Class R4	(1,096,584)	(5,481,785)	(291,520)	(833,118)
Class R5	(1,149,714)	(6,560,710)	(140,909)	(188,828)
Class R6	(7,955,001)	(52,179,244)	(9,926)	(1,104)
Class Y	(5,679,577)	(28,916,935)	(449,819)	(726,194)
Class F	(41,320,774)	(164,693,840)	(35,768,461)	(46,573,065)
Total distributions	(142,000,173)	(639,353,171)	(68,682,822)	(91,148,091)
Capital Share Transactions:
Sold	528,093,547	660,210,323	109,364,148	158,310,197
Issued on reinvestment of distributions	138,628,309	619,263,258	68,498,653	90,819,161
Redeemed	(2,050,475,493)	(2,519,789,451)	(194,949,801)	(167,762,996)
Net increase (decrease) from capital share transactions	(1,383,753,637)	(1,240,315,870)	(17,087,000)	81,366,362
Net Increase (Decrease) in Net Assets	(238,910,926)	(1,948,896,356)	174,327,455	(6,466,821)
Net Assets:
Beginning of period	5,650,447,561	7,599,343,917	880,655,316	887,122,137
End of period	$5,411,536,635	$5,650,447,561	$1,054,982,771	$880,655,316
The accompanying notes are an integral part of these financial statements.

41

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Small Cap Growth Fund		Hartford Small Cap Value Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$(2,025,161)	$(1,531,951)	$2,254,270	$1,666,241
Net realized gain (loss) on investments and foreign currency transactions	52,527,321	43,947,170	4,166,496	2,660,723
Net changes in unrealized appreciation (depreciation) of investments	62,434,345	(61,428,086)	25,463,533	(7,538,189)
Net Increase (Decrease) in Net Assets Resulting from Operations	112,936,505	(19,012,867)	31,884,299	(3,211,225)
Distributions to Shareholders:
Class A	(5,598,209)	—	(1,662,208)	(4,515,050)
Class C	(90,111)	—	(45,570)	(170,604)
Class I	(1,687,970)	—	(699,431)	(1,930,669)
Class R3	(212,751)	—	(17,434)	(63,190)
Class R4	(260,304)	—	(4,539)	(4,769)
Class R5	(419,366)	—	(72,871)	(155,981)
Class R6	(1,145,608)	—	(322,438)	(679,555)
Class Y	(3,189,001)	—	(95,551)	(255,729)
Class F	(897,745)	—	(997,513)	(3,460,472)
Total distributions	(13,501,065)	—	(3,917,555)	(11,236,019)
Capital Share Transactions:
Sold	40,064,391	54,004,681	19,309,856	15,893,738
Issued on reinvestment of distributions	12,457,365	—	3,882,087	11,131,050
Redeemed	(179,335,172)	(158,502,327)	(27,921,844)	(37,249,469)
Net increase (decrease) from capital share transactions	(126,813,416)	(104,497,646)	(4,729,901)	(10,224,681)
Net Increase (Decrease) in Net Assets	(27,377,976)	(123,510,513)	23,236,843	(24,671,925)
Net Assets:
Beginning of period	376,927,442	500,437,955	101,446,029	126,117,954
End of period	$349,549,466	$376,927,442	$124,682,872	$101,446,029
The accompanying notes are an integral part of these financial statements.

42

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Small Company Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$(2,835,257)	$(1,826,191)
Net realized gain (loss) on investments	32,464,696	(23,922,463)
Net changes in unrealized appreciation (depreciation) of investments	147,382,231	(25,160,583)
Net Increase (Decrease) in Net Assets Resulting from Operations	177,011,670	(50,909,237)
Capital Share Transactions:
Sold	64,592,008	83,997,578
Redeemed	(134,940,062)	(159,468,300)
Net increase (decrease) from capital share transactions	(70,348,054)	(75,470,722)
Net Increase (Decrease) in Net Assets	106,663,616	(126,379,959)
Net Assets:
Beginning of period	539,271,616	665,651,575
End of period	$645,935,232	$539,271,616
The accompanying notes are an integral part of these financial statements.

43

Hartford Domestic Equity Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Capital Appreciation Fund
For the Year Ended October 31, 2024
A	$34.17	$0.25	$11.51	$11.76	$(0.21)	$—	$(0.21)	$45.72	34.51%	$4,780,804	1.05%	1.04%	0.60%	85%
C	21.26	(0.05)	7.16	7.11	(0.04)	—	(0.04)	28.33	33.45	60,872	1.85	1.85	(0.20)	85
I	34.48	0.36	11.60	11.96	(0.30)	—	(0.30)	46.14	34.85	538,378	0.78	0.78	0.86	85
R3	39.48	0.11	13.32	13.43	(0.01)	—	(0.01)	52.90	34.03	30,219	1.41	1.41	0.23	85
R4	41.75	0.28	14.08	14.36	(0.16)	—	(0.16)	55.95	34.45	27,894	1.10	1.10	0.54	85
R5	42.97	0.44	14.47	14.91	(0.28)	—	(0.28)	57.60	34.82	20,950	0.80	0.80	0.84	85
R6	43.35	0.51	14.60	15.11	(0.34)	—	(0.34)	58.12	34.99	30,986	0.70	0.70	0.98	85
Y	43.30	0.44	14.61	15.05	(0.20)	—	(0.20)	58.15	34.85	27,340	0.80	0.80	0.84	85
F	34.48	0.40	11.61	12.01	(0.34)	—	(0.34)	46.15	35.00	738,357	0.70	0.70	0.95	85
For the Year Ended October 31, 2023
A	$34.53	$0.20	$1.44	$1.64	$(0.12)	$(1.88)	$(2.00)	$34.17	4.79%	$3,943,921	1.06%	1.05%	0.57%	62%
C	22.26	(0.05)	0.93	0.88	—	(1.88)	(1.88)	21.26	3.93	63,034	1.85	1.85	(0.22)	62
I	34.84	0.29	1.45	1.74	(0.22)	(1.88)	(2.10)	34.48	5.05	444,439	0.79	0.79	0.83	62
R3	39.62	0.08	1.66	1.74	—	(1.88)	(1.88)	39.48	4.40	25,851	1.42	1.42	0.20	62
R4	41.74	0.22	1.74	1.96	(0.07)	(1.88)	(1.95)	41.75	4.72	24,703	1.10	1.10	0.52	62
R5	42.91	0.36	1.78	2.14	(0.20)	(1.88)	(2.08)	42.97	5.05	19,457	0.80	0.80	0.82	62
R6	43.28	0.38	1.82	2.20	(0.25)	(1.88)	(2.13)	43.35	5.14	64,712	0.70	0.70	0.87	62
Y	43.22	0.37	1.78	2.15	(0.19)	(1.88)	(2.07)	43.30	5.03	21,623	0.81	0.81	0.83	62
F	34.85	0.33	1.43	1.76	(0.25)	(1.88)	(2.13)	34.48	5.13	636,340	0.70	0.70	0.92	62
For the Year Ended October 31, 2022
A	$48.89	$0.12	$(7.60)	$(7.48)	$(0.05)	$(6.83)	$(6.88)	$34.53	(17.73)%	$4,238,197	1.05%	1.04%	0.31%	82%
C	34.14	(0.12)	(4.93)	(5.05)	—	(6.83)	(6.83)	22.26	(18.35)	87,852	1.84	1.84	(0.49)	82
I	49.25	0.22	(7.64)	(7.42)	(0.16)	(6.83)	(6.99)	34.84	(17.49)	513,601	0.78	0.78	0.57	82
R3	55.21	(0.03)	(8.73)	(8.76)	—	(6.83)	(6.83)	39.62	(18.03)	30,074	1.41	1.41	(0.06)	82
R4	57.63	0.12	(9.18)	(9.06)	—	(6.83)	(6.83)	41.74	(17.77)	26,984	1.10	1.10	0.25	82
R5	59.02	0.26	(9.41)	(9.15)	(0.13)	(6.83)	(6.96)	42.91	(17.51)	27,917	0.80	0.80	0.56	82
R6	59.48	0.31	(9.49)	(9.18)	(0.19)	(6.83)	(7.02)	43.28	(17.44)	27,644	0.70	0.70	0.66	82
Y	59.41	0.26	(9.48)	(9.22)	(0.14)	(6.83)	(6.97)	43.22	(17.52)	74,365	0.80	0.80	0.54	82
F	49.26	0.25	(7.64)	(7.39)	(0.19)	(6.83)	(7.02)	34.85	(17.42)	696,473	0.69	0.69	0.66	82
For the Year Ended October 31, 2021
A	$38.39	$0.05	$12.59	$12.64	$(0.15)	$(1.99)	$(2.14)	$48.89	33.83%	$5,710,869	1.04%	1.04%	0.12%	62%
C	27.45	(0.21)	8.89	8.68	—	(1.99)	(1.99)	34.14	32.74	148,862	1.83	1.83	(0.66)	62
I	38.66	0.18	12.66 (4)	12.84 (4)	(0.26)	(1.99)	(2.25)	49.25	34.15	721,608	0.77	0.77	0.38	62
R3	43.14	(0.13)	14.19	14.06	—	(1.99)	(1.99)	55.21	33.32	45,054	1.41	1.41	(0.25)	62
R4	44.91	0.03	14.78 (4)	14.81 (4)	(0.10)	(1.99)	(2.09)	57.63	33.72	36,750	1.10	1.10	0.06	62
R5	45.94	0.20	15.11 (4)	15.31 (4)	(0.24)	(1.99)	(2.23)	59.02	34.11	36,529	0.80	0.80	0.36	62
R6	46.27	0.26	15.22	15.48	(0.28)	(1.99)	(2.27)	59.48	34.27	19,261	0.69	0.69	0.46	62
Y	46.24	0.21	15.21	15.42	(0.26)	(1.99)	(2.25)	59.41	34.14	122,539	0.80	0.79	0.37	62
F	38.66	0.21	12.67	12.88	(0.29)	(1.99)	(2.28)	49.26	34.28	893,713	0.69	0.69	0.47	62
The accompanying notes are an integral part of these financial statements.

44

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Capital Appreciation Fund – (continued)
For the Year Ended October 31, 2020
A	$37.12	$0.18	$2.90	$3.08	$(0.17)	$(1.64)	$(1.81)	$38.39	8.57%	$4,645,677	1.07%	1.07%	0.48%	84%
C	27.08	(0.07)	2.08	2.01	—	(1.64)	(1.64)	27.45	7.78	177,309	1.85	1.85	(0.27)	84
I	37.36	0.28	2.93	3.21	(0.27)	(1.64)	(1.91)	38.66	8.88	584,048	0.79	0.79	0.77	84
R3	41.47	0.06	3.25	3.31	—	(1.64)	(1.64)	43.14	8.25	42,449	1.42	1.42	0.14	84
R4	43.06	0.20	3.39	3.59	(0.10)	(1.64)	(1.74)	44.91	8.59	32,732	1.10	1.10	0.46	84
R5	44.04	0.33	3.47	3.80	(0.26)	(1.64)	(1.90)	45.94	8.88	34,188	0.81	0.81	0.75	84
R6	44.34	0.43	3.44	3.87	(0.30)	(1.64)	(1.94)	46.27	9.03	12,531	0.70	0.70	1.00	84
Y	44.32	0.36	3.49	3.85	(0.29)	(1.64)	(1.93)	46.24	8.97	103,152	0.80	0.75	0.83	84
F	37.36	0.31	2.93	3.24	(0.30)	(1.64)	(1.94)	38.66	9.00	724,872	0.70	0.70	0.85	84
Hartford Core Equity Fund
For the Year Ended October 31, 2024
A	$41.56	$0.23	$14.64	$14.87	$(0.37)	$(0.91)	$(1.28)	$55.15	36.51%	$1,930,939	0.70%	0.70%	0.46%	27%
C	37.22	(0.13)	13.10	12.97	(0.05)	(0.91)	(0.96)	49.23	35.49	351,066	1.45	1.45	(0.28)	27
I	41.73	0.36	14.68	15.04	(0.46)	(0.91)	(1.37)	55.40	36.85	3,141,975	0.46	0.46	0.71	27
R3	42.15	0.04	14.86	14.90	(0.17)	(0.91)	(1.08)	55.97	35.99	55,523	1.08	1.08	0.08	27
R4	43.05	0.23	15.16	15.39	(0.34)	(0.91)	(1.25)	57.19	36.44	120,324	0.76	0.72	0.45	27
R5	42.11	0.36	14.81	15.17	(0.46)	(0.91)	(1.37)	55.91	36.82	163,071	0.46	0.46	0.70	27
R6	42.32	0.41	14.89	15.30	(0.51)	(0.91)	(1.42)	56.20	36.96	1,319,957	0.36	0.36	0.80	27
Y	42.30	0.37	14.88	15.25	(0.47)	(0.91)	(1.38)	56.17	36.84	467,979	0.45	0.45	0.72	27
F	41.78	0.40	14.70	15.10	(0.51)	(0.91)	(1.42)	55.46	36.96	2,975,270	0.36	0.36	0.80	27
For the Year Ended October 31, 2023
A	$40.38	$0.35	$2.31	$2.66	$(0.36)	$(1.12)	$(1.48)	$41.56	6.77%	$1,463,010	0.70%	0.70%	0.83%	19%
C	36.27	0.03	2.11	2.14	(0.07)	(1.12)	(1.19)	37.22	5.99	371,746	1.45	1.45	0.09	19
I	40.55	0.45	2.31	2.76	(0.46)	(1.12)	(1.58)	41.73	7.04	2,742,609	0.46	0.46	1.09	19
R3	40.90	0.19	2.36	2.55	(0.18)	(1.12)	(1.30)	42.15	6.37	49,721	1.08	1.08	0.46	19
R4	41.74	0.35	2.41	2.76	(0.33)	(1.12)	(1.45)	43.05	6.77	125,829	0.75	0.72	0.83	19
R5	40.89	0.45	2.35	2.80	(0.46)	(1.12)	(1.58)	42.11	7.04	126,235	0.46	0.46	1.08	19
R6	41.10	0.49	2.36	2.85	(0.51)	(1.12)	(1.63)	42.32	7.14	1,104,199	0.36	0.36	1.17	19
Y	41.07	0.46	2.35	2.81	(0.46)	(1.12)	(1.58)	42.30	7.05	471,414	0.44	0.44	1.10	19
F	40.60	0.49	2.32	2.81	(0.51)	(1.12)	(1.63)	41.78	7.13	2,266,753	0.36	0.36	1.18	19
For the Year Ended October 31, 2022
A	$49.41	$0.33	$(7.87)	$(7.54)	$(0.24)	$(1.25)	$(1.49)	$40.38	(15.79)%	$1,456,044	0.70%	0.70%	0.75%	15%
C	44.63	(0.00)(5)	(7.11)	(7.11)	—	(1.25)	(1.25)	36.27	(16.43)	431,852	1.45	1.45	(0.00)(6)	15
I	49.59	0.45	(7.89)	(7.44)	(0.35)	(1.25)	(1.60)	40.55	(15.57)	3,529,589	0.46	0.46	0.99	15
R3	50.06	0.17	(8.00)	(7.83)	(0.08)	(1.25)	(1.33)	40.90	(16.11)	54,393	1.08	1.07	0.37	15
R4	51.01	0.34	(8.14)	(7.80)	(0.22)	(1.25)	(1.47)	41.74	(15.80)	157,597	0.76	0.73	0.71	15
R5	49.99	0.44	(7.95)	(7.51)	(0.34)	(1.25)	(1.59)	40.89	(15.58)	146,672	0.46	0.46	0.98	15
R6	50.24	0.50	(8.00)	(7.50)	(0.39)	(1.25)	(1.64)	41.10	(15.51)	1,059,702	0.36	0.36	1.10	15
Y	50.20	0.45	(7.98)	(7.53)	(0.35)	(1.25)	(1.60)	41.07	(15.56)	529,017	0.45	0.44	1.00	15
F	49.65	0.49	(7.90)	(7.41)	(0.39)	(1.25)	(1.64)	40.60	(15.51)	2,299,856	0.36	0.36	1.08	15
The accompanying notes are an integral part of these financial statements.

45

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Core Equity Fund – (continued)
For the Year Ended October 31, 2021
A	$36.04	$0.23	$13.36	$13.59	$(0.22)	$—	$(0.22)	$49.41	37.85%	$1,681,155	0.70%	0.70%	0.52%	13%
C	32.62	(0.09)	12.10	12.01	—	—	—	44.63	36.82	583,876	1.45	1.45	(0.23)	13
I	36.16	0.34	13.40	13.74	(0.31)	—	(0.31)	49.59	38.19	4,700,782	0.45	0.45	0.77	13
R3	36.54	0.07	13.56	13.63	(0.11)	—	(0.11)	50.06	37.38	71,617	1.07	1.06	0.16	13
R4	37.20	0.23	13.79	14.02	(0.21)	—	(0.21)	51.01	37.82	239,198	0.76	0.72	0.50	13
R5	36.44	0.34	13.51	13.85	(0.30)	—	(0.30)	49.99	38.17	225,017	0.46	0.46	0.76	13
R6	36.62	0.39	13.57	13.96	(0.34)	—	(0.34)	50.24	38.31	1,045,661	0.36	0.36	0.86	13
Y	36.60	0.35	13.56	13.91	(0.31)	—	(0.31)	50.20	38.20	903,952	0.46	0.44	0.78	13
F	36.19	0.38	13.42	13.80	(0.34)	—	(0.34)	49.65	38.33	3,213,368	0.36	0.36	0.86	13
For the Year Ended October 31, 2020
A	$33.40	$0.26	$3.23	$3.49	$(0.23)	$(0.62)	$(0.85)	$36.04	10.58%	$1,140,994	0.73%	0.72%	0.77%	22%
C	30.35	0.01	2.92	2.93	(0.04)	(0.62)	(0.66)	32.62	9.74	443,989	1.47	1.47	0.03	22
I	33.50	0.35	3.24	3.59	(0.31)	(0.62)	(0.93)	36.16	10.87	2,936,718	0.46	0.46	1.03	22
R3	33.86	0.15	3.26	3.41	(0.11)	(0.62)	(0.73)	36.54	10.17	46,674	1.07	1.07	0.43	22
R4	34.44	0.27	3.33	3.60	(0.22)	(0.62)	(0.84)	37.20	10.58	169,267	0.78	0.73	0.77	22
R5	33.75	0.36	3.25	3.61	(0.30)	(0.62)	(0.92)	36.44	10.85	188,738	0.47	0.47	1.04	22
R6	33.91	0.38	3.29	3.67	(0.34)	(0.62)	(0.96)	36.62	10.96	746,018	0.38	0.38	1.10	22
Y	33.90	0.36	3.28	3.64	(0.32)	(0.62)	(0.94)	36.60	10.89	668,655	0.47	0.45	1.05	22
F	33.52	0.38	3.25	3.63	(0.34)	(0.62)	(0.96)	36.19	10.97	2,251,700	0.38	0.38	1.12	22
The Hartford Dividend and Growth Fund
For the Year Ended October 31, 2024
A	$29.39	$0.53	$7.60	$8.13	$(0.50)	$(0.11)	$(0.61)	$36.91	27.84%	$5,109,181	0.96%	0.95%	1.54%	28%
C	28.06	0.25	7.24	7.49	(0.25)	(0.11)	(0.36)	35.19	26.84	205,858	1.73	1.73	0.77	28
I	29.20	0.61	7.55	8.16	(0.58)	(0.11)	(0.69)	36.67	28.15	4,542,646	0.73	0.72	1.77	28
R3	29.95	0.41	7.73	8.14	(0.36)	(0.11)	(0.47)	37.62	27.34	53,873	1.34	1.34	1.16	28
R4	30.22	0.52	7.80	8.32	(0.46)	(0.11)	(0.57)	37.97	27.73	89,612	1.03	1.03	1.47	28
R5	30.38	0.63	7.84	8.47	(0.57)	(0.11)	(0.68)	38.17	28.09	152,045	0.73	0.73	1.78	28
R6	30.38	0.66	7.85	8.51	(0.61)	(0.11)	(0.72)	38.17	28.21	1,042,244	0.63	0.63	1.86	28
Y	30.38	0.63	7.85	8.48	(0.57)	(0.11)	(0.68)	38.18	28.12	601,093	0.73	0.73	1.77	28
F	29.18	0.64	7.53	8.17	(0.61)	(0.11)	(0.72)	36.63	28.25	6,649,322	0.63	0.63	1.87	28
For the Year Ended October 31, 2023
A	$30.41	$0.39	$0.36	$0.75	$(0.40)	$(1.37)	$(1.77)	$29.39	2.43%	$4,279,090	0.96%	0.96%	1.30%	26%
C	29.11	0.15	0.35	0.50	(0.18)	(1.37)	(1.55)	28.06	1.67	171,495	1.73	1.73	0.53	26
I	30.23	0.46	0.35	0.81	(0.47)	(1.37)	(1.84)	29.20	2.66	3,485,205	0.72	0.72	1.54	26
R3	30.95	0.29	0.36	0.65	(0.28)	(1.37)	(1.65)	29.95	2.05	47,143	1.34	1.34	0.93	26
R4	31.22	0.38	0.36	0.74	(0.37)	(1.37)	(1.74)	30.22	2.33	77,365	1.04	1.04	1.23	26
R5	31.37	0.48	0.37	0.85	(0.47)	(1.37)	(1.84)	30.38	2.68	150,816	0.73	0.73	1.54	26
R6	31.37	0.51	0.37	0.88	(0.50)	(1.37)	(1.87)	30.38	2.78	766,610	0.63	0.63	1.63	26
Y	31.38	0.49	0.36	0.85	(0.48)	(1.37)	(1.85)	30.38	2.68	499,611	0.72	0.71	1.56	26
F	30.20	0.49	0.36	0.85	(0.50)	(1.37)	(1.87)	29.18	2.79	5,303,889	0.63	0.63	1.64	26
The accompanying notes are an integral part of these financial statements.

46

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Dividend and Growth Fund – (continued)
For the Year Ended October 31, 2022
A	$34.32	$0.38	$(2.34)	$(1.96)	$(0.33)	$(1.62)	$(1.95)	$30.41	(6.11)%	$4,407,511	0.96%	0.96%	1.18%	18%
C	32.94	0.13	(2.23)	(2.10)	(0.11)	(1.62)	(1.73)	29.11	(6.82)	187,342	1.74	1.74	0.41	18
I	34.12	0.45	(2.31)	(1.86)	(0.41)	(1.62)	(2.03)	30.23	(5.86)	3,883,536	0.72	0.72	1.43	18
R3	34.88	0.26	(2.37)	(2.11)	(0.20)	(1.62)	(1.82)	30.95	(6.45)	54,565	1.34	1.34	0.79	18
R4	35.17	0.36	(2.39)	(2.03)	(0.30)	(1.62)	(1.92)	31.22	(6.16)	93,864	1.04	1.04	1.10	18
R5	35.33	0.46	(2.40)	(1.94)	(0.40)	(1.62)	(2.02)	31.37	(5.88)	233,377	0.73	0.73	1.40	18
R6	35.34	0.50	(2.41)	(1.91)	(0.44)	(1.62)	(2.06)	31.37	(5.80)	632,954	0.63	0.63	1.52	18
Y	35.34	0.48	(2.40)	(1.92)	(0.42)	(1.62)	(2.04)	31.38	(5.82)	714,793	0.73	0.68	1.45	18
F	34.10	0.48	(2.32)	(1.84)	(0.44)	(1.62)	(2.06)	30.20	(5.80)	5,420,063	0.63	0.63	1.52	18
For the Year Ended October 31, 2021
A	$24.26	$0.33	$10.63	$10.96	$(0.33)	$(0.57)	$(0.90)	$34.32	46.01%	$4,733,858	0.97%	0.97%	1.07%	18%
C	23.31	0.09	10.22	10.31	(0.11)	(0.57)	(0.68)	32.94	44.92	169,569	1.75	1.75	0.30	18
I	24.12	0.40	10.58	10.98	(0.41)	(0.57)	(0.98)	34.12	46.39	3,178,645	0.71	0.71	1.30	18
R3	24.65	0.22	10.80	11.02	(0.22)	(0.57)	(0.79)	34.88	45.43	66,751	1.35	1.35	0.70	18
R4	24.84	0.32	10.89	11.21	(0.31)	(0.57)	(0.88)	35.17	45.92	106,561	1.03	1.03	1.01	18
R5	24.95	0.41	10.95	11.36	(0.41)	(0.57)	(0.98)	35.33	46.35	265,832	0.73	0.73	1.30	18
R6	24.95	0.44	10.96	11.40	(0.44)	(0.57)	(1.01)	35.34	46.52	470,425	0.63	0.63	1.37	18
Y	24.95	0.44	10.94	11.38	(0.42)	(0.57)	(0.99)	35.34	46.47	929,283	0.74	0.67	1.38	18
F	24.10	0.43	10.58	11.01	(0.44)	(0.57)	(1.01)	34.10	46.55	4,746,178	0.63	0.63	1.40	18
For the Year Ended October 31, 2020
A	$25.93	$0.39	$(0.94)	$(0.55)	$(0.37)	$(0.75)	$(1.12)	$24.26	(2.20)%	$3,385,907	1.00%	1.00%	1.61%	28%
C	24.96	0.20	(0.92)	(0.72)	(0.18)	(0.75)	(0.93)	23.31	(3.01)	138,431	1.78	1.78	0.84	28
I	25.80	0.45	(0.94)	(0.49)	(0.44)	(0.75)	(1.19)	24.12	(1.97)	1,681,761	0.73	0.73	1.86	28
R3	26.32	0.31	(0.95)	(0.64)	(0.28)	(0.75)	(1.03)	24.65	(2.54)	54,642	1.35	1.35	1.26	28
R4	26.52	0.39	(0.97)	(0.58)	(0.35)	(0.75)	(1.10)	24.84	(2.26)	82,299	1.05	1.05	1.56	28
R5	26.64	0.47	(0.98)	(0.51)	(0.43)	(0.75)	(1.18)	24.95	(1.97)	177,851	0.74	0.74	1.86	28
R6	26.64	0.49	(0.97)	(0.48)	(0.46)	(0.75)	(1.21)	24.95	(1.87)	196,065	0.65	0.65	1.94	28
Y	26.64	0.48	(0.97)	(0.49)	(0.45)	(0.75)	(1.20)	24.95	(1.91)	735,618	0.73	0.68	1.92	28
F	25.78	0.48	(0.95)	(0.47)	(0.46)	(0.75)	(1.21)	24.10	(1.89)	2,736,317	0.64	0.64	1.96	28
The Hartford Equity Income Fund
For the Year Ended October 31, 2024
A	$19.09	$0.43	$4.08	$4.51	$(0.45)	$(1.08)	$(1.53)	$22.07	24.71%	$1,921,225	0.97%	0.97%	2.10%	35%
C	18.98	0.28	4.04	4.32	(0.28)	(1.08)	(1.36)	21.94	23.77	91,253	1.74	1.74	1.38	35
I	18.92	0.48	4.04	4.52	(0.49)	(1.08)	(1.57)	21.87	25.05	1,443,089	0.75	0.75	2.35	35
R3	19.14	0.36	4.08	4.44	(0.36)	(1.08)	(1.44)	22.14	24.27	25,195	1.36	1.36	1.72	35
R4	19.17	0.42	4.10	4.52	(0.43)	(1.08)	(1.51)	22.18	24.64	41,764	1.06	1.06	2.01	35
R5	19.30	0.49	4.13	4.62	(0.49)	(1.08)	(1.57)	22.35	25.06	52,229	0.75	0.75	2.36	35
R6	19.37	0.51	4.14	4.65	(0.51)	(1.08)	(1.59)	22.43	25.15	198,980	0.65	0.65	2.41	35
Y	19.38	0.49	4.14	4.63	(0.49)	(1.08)	(1.57)	22.44	25.04	110,371	0.73	0.73	2.35	35
F	18.92	0.50	4.04	4.54	(0.51)	(1.08)	(1.59)	21.87	25.17	1,293,326	0.65	0.65	2.43	35
The accompanying notes are an integral part of these financial statements.

47

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Equity Income Fund – (continued)
For the Year Ended October 31, 2023
A	$21.83	$0.42	$(0.58)	$(0.16)	$(0.42)	$(2.16)	$(2.58)	$19.09	(1.39)%	$1,724,626	0.98%	0.98%	2.09%	39%
C	21.71	0.27	(0.58)	(0.31)	(0.26)	(2.16)	(2.42)	18.98	(2.13)	105,887	1.74	1.74	1.34	39
I	21.67	0.47	(0.60)	(0.13)	(0.46)	(2.16)	(2.62)	18.92	(1.22)	1,469,700	0.74	0.74	2.32	39
R3	21.88	0.35	(0.59)	(0.24)	(0.34)	(2.16)	(2.50)	19.14	(1.77)	24,626	1.36	1.36	1.71	39
R4	21.91	0.41	(0.59)	(0.18)	(0.40)	(2.16)	(2.56)	19.17	(1.52)	40,821	1.07	1.06	1.99	39
R5	22.05	0.48	(0.61)	(0.13)	(0.46)	(2.16)	(2.62)	19.30	(1.21)	59,722	0.75	0.75	2.33	39
R6	22.12	0.49	(0.60)	(0.11)	(0.48)	(2.16)	(2.64)	19.37	(1.10)	159,606	0.65	0.65	2.38	39
Y	22.12	0.48	(0.60)	(0.12)	(0.46)	(2.16)	(2.62)	19.38	(1.14)	105,278	0.73	0.73	2.34	39
F	21.66	0.49	(0.59)	(0.10)	(0.48)	(2.16)	(2.64)	18.92	(1.08)	1,152,460	0.65	0.65	2.41	39
For the Year Ended October 31, 2022
A	$23.85	$0.42	$(0.38)	$0.04	$(0.40)	$(1.66)	$(2.06)	$21.83	0.12%	$1,876,672	0.97%	0.97%	1.88%	42%
C	23.72	0.24	(0.37)	(0.13)	(0.22)	(1.66)	(1.88)	21.71	(0.64)	133,761	1.75	1.75	1.10	42
I	23.68	0.47	(0.37)	0.10	(0.45)	(1.66)	(2.11)	21.67	0.40	1,546,287	0.74	0.74	2.12	42
R3	23.89	0.34	(0.38)	(0.04)	(0.31)	(1.66)	(1.97)	21.88	(0.25)	28,332	1.36	1.35	1.50	42
R4	23.93	0.41	(0.39)	0.02	(0.38)	(1.66)	(2.04)	21.91	0.02	39,191	1.06	1.06	1.78	42
R5	24.07	0.48	(0.39)	0.09	(0.45)	(1.66)	(2.11)	22.05	0.34	73,876	0.75	0.75	2.10	42
R6	24.13	0.50	(0.38)	0.12	(0.47)	(1.66)	(2.13)	22.12	0.49	98,652	0.65	0.65	2.21	42
Y	24.14	0.48	(0.39)	0.09	(0.45)	(1.66)	(2.11)	22.12	0.36	123,645	0.73	0.73	2.12	42
F	23.68	0.49	(0.38)	0.11	(0.47)	(1.66)	(2.13)	21.66	0.46	1,106,281	0.64	0.64	2.21	42
For the Year Ended October 31, 2021
A	$17.55	$0.34	$6.50	$6.84	$(0.34)	$(0.20)	$(0.54)	$23.85	39.45%	$1,864,492	0.98%	0.98%	1.57%	24%
C	17.46	0.18	6.44	6.62	(0.16)	(0.20)	(0.36)	23.72	38.31	162,393	1.75	1.75	0.85	24
I	17.44	0.39	6.44	6.83	(0.39)	(0.20)	(0.59)	23.68	39.69	1,360,339	0.74	0.74	1.81	24
R3	17.59	0.26	6.50	6.76	(0.26)	(0.20)	(0.46)	23.89	38.83	33,485	1.36	1.35	1.21	24
R4	17.62	0.33	6.50	6.83	(0.32)	(0.20)	(0.52)	23.93	39.25	49,923	1.05	1.05	1.52	24
R5	17.71	0.40	6.55	6.95	(0.39)	(0.20)	(0.59)	24.07	39.75	80,991	0.75	0.75	1.80	24
R6	17.76	0.42	6.56	6.98	(0.41)	(0.20)	(0.61)	24.13	39.82	81,643	0.65	0.65	1.90	24
Y	17.76	0.40	6.57	6.97	(0.39)	(0.20)	(0.59)	24.14	39.77	120,502	0.74	0.73	1.81	24
F	17.44	0.41	6.44	6.85	(0.41)	(0.20)	(0.61)	23.68	39.81	1,141,345	0.65	0.65	1.92	24
For the Year Ended October 31, 2020
A	$19.99	$0.34	$(1.21)	$(0.87)	$(0.31)	$(1.26)	$(1.57)	$17.55	(4.68)%	$1,365,895	1.00%	1.00%	1.89%	31%
C	19.88	0.21	(1.20)	(0.99)	(0.17)	(1.26)	(1.43)	17.46	(5.38)	191,917	1.76	1.76	1.15	31
I	19.88	0.38	(1.20)	(0.82)	(0.36)	(1.26)	(1.62)	17.44	(4.44)	977,950	0.74	0.74	2.13	31
R3	20.02	0.28	(1.20)	(0.92)	(0.25)	(1.26)	(1.51)	17.59	(4.97)	31,778	1.36	1.36	1.55	31
R4	20.06	0.33	(1.21)	(0.88)	(0.30)	(1.26)	(1.56)	17.62	(4.72)	41,386	1.05	1.05	1.85	31
R5	20.16	0.39	(1.22)	(0.83)	(0.36)	(1.26)	(1.62)	17.71	(4.46)	56,329	0.77	0.77	2.14	31
R6	20.21	0.40	(1.21)	(0.81)	(0.38)	(1.26)	(1.64)	17.76	(4.34)	55,448	0.66	0.66	2.22	31
Y	20.22	0.40	(1.23)	(0.83)	(0.37)	(1.26)	(1.63)	17.76	(4.40)	81,615	0.76	0.71	2.20	31
F	19.87	0.40	(1.19)	(0.79)	(0.38)	(1.26)	(1.64)	17.44	(4.31)	889,727	0.66	0.66	2.23	31
The accompanying notes are an integral part of these financial statements.

48

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Growth Opportunities Fund
For the Year Ended October 31, 2024
A	$35.65	$(0.35)	$19.69	$19.34	$—	$—	$—	$54.99	54.25%	$2,983,874	1.11%(7)	1.10%(7)	(0.72)%	104%
C(8)	35.64	(0.20)	19.08	18.88	—	—	—	54.52	52.97	93,858	1.92 (7)	1.92 (7)	(1.54)	104
I	39.58	(0.26)	21.89	21.63	—	—	—	61.21	54.65	1,208,959	0.87 (7)	0.86 (7)	(0.48)	104
R3	35.00	(0.51)	19.30	18.79	—	—	—	53.79	53.69	31,748	1.48 (7)	1.48 (7)	(1.10)	104
R4	39.46	(0.41)	21.78	21.37	—	—	—	60.83	54.16	53,501	1.16 (7)	1.16 (7)	(0.78)	104
R5	43.51	(0.28)	24.06	23.78	—	—	—	67.29	54.65	8,171	0.87 (7)	0.87 (7)	(0.48)	104
R6	44.92	(0.23)	24.83	24.60	—	—	—	69.52	54.76	31,413	0.77 (7)	0.77 (7)	(0.39)	104
Y	44.74	(0.28)	24.73	24.45	—	—	—	69.19	54.65	114,100	0.84 (7)	0.84 (7)	(0.46)	104
F	39.95	(0.21)	22.09	21.88	—	—	—	61.83	54.77	952,821	0.77 (7)	0.77 (7)	(0.39)	104
For the Year Ended October 31, 2023
A	$30.49	$(0.22)	$5.38	$5.16	$—	$—	$—	$35.65	16.92%	$2,100,921	1.10%	1.09%	(0.64)%	88%
C(8)	30.72	(0.48)	5.40	4.92	—	—	—	35.64	16.02	95,448	1.87	1.87	(1.40)	88
I	33.77	(0.15)	5.96	5.81	—	—	—	39.58	17.20	867,649	0.84	0.84	(0.38)	88
R3	30.04	(0.33)	5.29	4.96	—	—	—	35.00	16.51	30,333	1.44	1.44	(0.98)	88
R4	33.76	(0.26)	5.96	5.70	—	—	—	39.46	16.88	42,910	1.14	1.14	(0.68)	88
R5	37.13	(0.16)	6.54	6.38	—	—	—	43.51	17.18	7,434	0.86	0.86	(0.38)	88
R6	38.28	(0.12)	6.76	6.64	—	—	—	44.92	17.32	31,827	0.74	0.74	(0.27)	88
Y	38.16	(0.13)	6.71	6.58	—	—	—	44.74	17.24	81,918	0.83	0.83	(0.31)	88
F	34.05	(0.11)	6.01	5.90	—	—	—	39.95	17.33	718,884	0.74	0.74	(0.29)	88
For the Year Ended October 31, 2022
A	$62.10	$(0.31)	$(19.34)	$(19.65)	$—	$(11.96)	$(11.96)	$30.49	(38.47)%	$1,981,665	1.09%	1.08%	(0.79)%	95%
C(8)	100.56	(0.64)	(21.36)	(22.00)	—	(47.84)	(47.84)	30.72	(38.93)	130,590	1.85	1.85	(1.58)	95
I	67.29	(0.24)	(21.32)	(21.56)	—	(11.96)	(11.96)	33.77	(38.31)	941,202	0.84	0.84	(0.56)	95
R3	61.55	(0.44)	(19.11)	(19.55)	—	(11.96)	(11.96)	30.04	(38.69)	29,520	1.45	1.45	(1.16)	95
R4	67.45	(0.36)	(21.37)	(21.73)	—	(11.96)	(11.96)	33.76	(38.50)	42,391	1.14	1.14	(0.85)	95
R5	72.75	(0.26)	(23.40)	(23.66)	—	(11.96)	(11.96)	37.13	(38.33)	13,784	0.85	0.85	(0.56)	95
R6	74.55	(0.22)	(24.09)	(24.31)	—	(11.96)	(11.96)	38.28	(38.26)	39,511	0.74	0.74	(0.45)	95
Y	74.41	(0.26)	(24.03)	(24.29)	—	(11.96)	(11.96)	38.16	(38.32)	333,299	0.84	0.84	(0.54)	95
F	67.69	(0.19)	(21.49)	(21.68)	—	(11.96)	(11.96)	34.05	(38.25)	696,706	0.74	0.74	(0.44)	95
For the Year Ended October 31, 2021
A	$54.65	$(0.47)	$15.83	$15.36	$—	$(7.91)	$(7.91)	$62.10	30.45%	$3,650,083	1.07%	1.06%	(0.80)%	87%
C(8)	105.88	(1.52)	27.84	26.32	—	(31.64)	(31.64)	100.56	29.47	321,097	1.83	1.83	(1.57)	87
I	58.51	(0.36)	17.05	16.69	—	(7.91)	(7.91)	67.29	30.75	2,124,160	0.82	0.82	(0.56)	87
R3	54.41	(0.68)	15.73	15.05	—	(7.91)	(7.91)	61.55	29.96	51,824	1.45	1.44	(1.18)	87
R4	58.79	(0.56)	17.13	16.57	—	(7.91)	(7.91)	67.45	30.36	76,404	1.14	1.14	(0.88)	87
R5	62.69	(0.39)	18.36	17.97	—	(7.91)	(7.91)	72.75	30.74	25,000	0.84	0.84	(0.58)	87
R6	64.01	(0.34)	18.79	18.45	—	(7.91)	(7.91)	74.55	30.87	72,428	0.74	0.74	(0.49)	87
Y	63.96	(0.40)	18.76	18.36	—	(7.91)	(7.91)	74.41	30.74	565,204	0.84	0.83	(0.57)	87
F	58.77	(0.31)	17.14	16.83	—	(7.91)	(7.91)	67.69	30.87	1,197,268	0.73	0.73	(0.48)	87
The accompanying notes are an integral part of these financial statements.

49

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Growth Opportunities Fund – (continued)
For the Year Ended October 31, 2020
A	$39.45	$(0.30)	$18.03	$17.73	$—	$(2.53)	$(2.53)	$54.65	47.69%	$2,939,376	1.10%	1.09%	(0.66)%	118%
C(8)	82.00	(1.24)	35.24	34.00	—	(10.12)	(10.12)	105.88	46.64	322,226	1.85	1.85	(1.41)	118
I	41.95	(0.19)	19.28	19.09	—	(2.53)	(2.53)	58.51	48.12	1,722,100	0.83	0.83	(0.39)	118
R3	39.41	(0.44)	17.97	17.53	—	(2.53)	(2.53)	54.41	47.21	47,880	1.44	1.43	(0.99)	118
R4	42.26	(0.33)	19.39	19.06	—	(2.53)	(2.53)	58.79	47.67	70,918	1.13	1.13	(0.69)	118
R5	44.78	(0.20)	20.64	20.44	—	(2.53)	(2.53)	62.69	48.09	23,170	0.85	0.85	(0.40)	118
R6	45.63	(0.17)	21.08	20.91	—	(2.53)	(2.53)	64.01	48.23	40,559	0.74	0.74	(0.31)	118
Y	45.62	(0.20)	21.07	20.87	—	(2.53)	(2.53)	63.96	48.15	433,672	0.83	0.78	(0.38)	118
F	42.09	(0.15)	19.36	19.21	—	(2.53)	(2.53)	58.77	48.25	795,206	0.74	0.74	(0.31)	118
The Hartford Healthcare Fund
For the Year Ended October 31, 2024
A	$32.57	$(0.14)	$6.81	$6.67	$—	$—	$—	$39.24	20.48%	$659,350	1.28%	1.28%	(0.36)%	40%
C	22.64	(0.30)	4.72	4.42	—	—	—	27.06	19.52	33,212	2.07	2.07	(1.12)	40
I	35.52	(0.04)	7.42	7.38	—	—	—	42.90	20.78	246,729	1.02	1.02	(0.09)	40
R3	33.21	(0.27)	6.93	6.66	—	—	—	39.87	20.05	19,135	1.62	1.62	(0.70)	40
R4	36.29	(0.16)	7.58	7.42	—	—	—	43.71	20.45	11,389	1.31	1.31	(0.38)	40
R5	39.27	(0.05)	8.21	8.16	—	—	—	47.43	20.78	4,896	1.03	1.03	(0.11)	40
R6	40.18	0.08	8.31	8.39	—	—	—	48.57	20.88	6,512	0.92	0.92	0.17	40
Y	40.01	(0.04)	8.36	8.32	—	—	—	48.33	20.79	31,519	1.03	1.03	(0.09)	40
F	35.80	0.00 (5)	7.49	7.49	—	—	—	43.29	20.92	29,480	0.92	0.92	0.01	40
For the Year Ended October 31, 2023
A	$34.67	$(0.08)	$(1.66)	$(1.74)	$—	$(0.36)	$(0.36)	$32.57	(5.11)%	$619,717	1.27%	1.27%	(0.24)%	32%
C	24.39	(0.24)	(1.15)	(1.39)	—	(0.36)	(0.36)	22.64	(5.84)	47,481	2.05	2.05	(1.00)	32
I	37.68	0.01	(1.81)	(1.80)	—	(0.36)	(0.36)	35.52	(4.86)	246,362	1.01	1.01	0.03	32
R3	35.46	(0.21)	(1.68)	(1.89)	—	(0.36)	(0.36)	33.21	(5.45)	20,093	1.62	1.62	(0.58)	32
R4	38.59	(0.10)	(1.84)	(1.94)	—	(0.36)	(0.36)	36.29	(5.14)	12,466	1.29	1.29	(0.26)	32
R5	41.63	0.02	(2.02)	(2.00)	—	(0.36)	(0.36)	39.27	(4.88)	5,008	1.02	1.02	0.04	32
R6	42.53	0.05	(2.04)	(1.99)	—	(0.36)	(0.36)	40.18	(4.77)	50,786	0.91	0.91	0.13	32
Y	42.40	0.01	(2.04)	(2.03)	—	(0.36)	(0.36)	40.01	(4.88)	42,815	1.01	1.01	0.02	32
F	37.93	0.05	(1.82)	(1.77)	—	(0.36)	(0.36)	35.80	(4.77)	27,600	0.91	0.91	0.13	32
For the Year Ended October 31, 2022
A	$44.57	$(0.10)	$(5.43)	$(5.53)	$—	$(4.37)	$(4.37)	$34.67	(13.39)%	$710,176	1.26%	1.26%	(0.27)%	33%
C	32.92	(0.27)	(3.89)	(4.16)	—	(4.37)	(4.37)	24.39	(14.05)	84,595	2.03	2.03	(1.04)	33
I	47.93	(0.00)(5)	(5.88)	(5.88)	—	(4.37)	(4.37)	37.68	(13.16)	329,897	1.00	1.00	(0.01)	33
R3	45.63	(0.23)	(5.57)	(5.80)	—	(4.37)	(4.37)	35.46	(13.70)	24,849	1.61	1.61	(0.62)	33
R4	49.12	(0.13)	(6.03)	(6.16)	—	(4.37)	(4.37)	38.59	(13.44)	16,006	1.30	1.30	(0.31)	33
R5	52.49	(0.01)	(6.48)	(6.49)	—	(4.37)	(4.37)	41.63	(13.18)	10,102	1.01	1.01	(0.02)	33
R6	53.47	(0.02)	(6.55)	(6.57)	—	(4.37)	(4.37)	42.53	(13.08)	55,392	0.90	0.90	(0.05)	33
Y	53.38	0.00 (5)	(6.61)	(6.61)	—	(4.37)	(4.37)	42.40	(13.19)	52,172	1.00	1.00	0.01	33
F	48.18	0.04	(5.92)	(5.88)	—	(4.37)	(4.37)	37.93	(13.09)	34,909	0.90	0.90	0.09	33
The accompanying notes are an integral part of these financial statements.

50

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Healthcare Fund – (continued)
For the Year Ended October 31, 2021
A	$40.91	$(0.15)	$8.98	$8.83	$—	$(5.17)	$(5.17)	$44.57	22.88%	$883,719	1.25%	1.24%	(0.36)%	51%
C	31.63	(0.36)	6.82	6.46	—	(5.17)	(5.17)	32.92	21.98	134,574	2.01	2.01	(1.12)	51
I	43.53	(0.04)	9.61	9.57	—	(5.17)	(5.17)	47.93	23.23	463,673	0.98	0.98	(0.10)	51
R3	41.90	(0.31)	9.21	8.90	—	(5.17)	(5.17)	45.63	22.46	32,550	1.59	1.59	(0.70)	51
R4	44.63	(0.19)	9.85	9.66	—	(5.17)	(5.17)	49.12	22.83	25,818	1.29	1.29	(0.40)	51
R5	47.24	(0.06)	10.48	10.42	—	(5.17)	(5.17)	52.49	23.21	12,933	1.00	1.00	(0.11)	51
R6	47.99	(0.00)(5)	10.65	10.65	—	(5.17)	(5.17)	53.47	23.33	6,091	0.89	0.89	(0.00)(6)	51
Y	47.95	(0.05)	10.65	10.60	—	(5.17)	(5.17)	53.38	23.24	122,793	0.99	0.98	(0.09)	51
F	43.70	(0.00)(5)	9.65	9.65	—	(5.17)	(5.17)	48.18	23.34	46,477	0.89	0.89	(0.00)(6)	51
For the Year Ended October 31, 2020
A	$35.63	$(0.13)	$7.77	$7.64	$—	$(2.36)	$(2.36)	$40.91	22.17%	$746,242	1.28%	1.28%	(0.33)%	49%
C	28.24	(0.33)	6.08	5.75	—	(2.36)	(2.36)	31.63	21.21	139,847	2.04	2.04	(1.09)	49
I	37.68	(0.02)	8.23	8.21	—	(2.36)	(2.36)	43.53	22.49	376,518	0.99	0.99	(0.05)	49
R3	36.56	(0.26)	7.96	7.70	—	(2.36)	(2.36)	41.90	21.74	31,090	1.61	1.61	(0.65)	49
R4	38.69	(0.15)	8.45	8.30	—	(2.36)	(2.36)	44.63	22.12	25,078	1.30	1.30	(0.35)	49
R5	40.71	(0.03)	8.92	8.89	—	(2.36)	(2.36)	47.24	22.48	10,937	1.01	1.01	(0.07)	49
R6	41.28	0.02	9.05	9.07	—	(2.36)	(2.36)	47.99	22.61	3,885	0.90	0.90	0.04	49
Y	41.27	(0.01)	9.05	9.04	—	(2.36)	(2.36)	47.95	22.55	97,263	1.00	0.95	(0.01)	49
F	37.79	0.02	8.25	8.27	—	(2.36)	(2.36)	43.70	22.59	34,808	0.90	0.90	0.04	49
The Hartford MidCap Fund
For the Year Ended October 31, 2024
A	$21.67	$(0.16)	$5.21	$5.05	$—	$(0.59)	$(0.59)	$26.13	23.56%	$2,032,564	1.11%	1.11%	(0.62)%	51%
C(9)	22.56	(0.19)	4.57	4.38	—	(0.59)	(0.59)	26.35	22.49	98,029	1.92	1.92	(1.42)	51
I	23.04	(0.09)	5.53	5.44	—	(0.59)	(0.59)	27.89	23.86	884,230	0.84	0.84	(0.35)	51
R3	25.19	(0.29)	6.06	5.77	—	(0.59)	(0.59)	30.37	23.12	53,640	1.47	1.47	(0.97)	51
R4	27.18	(0.21)	6.53	6.32	—	(0.59)	(0.59)	32.91	23.50	42,977	1.17	1.14	(0.64)	51
R5	28.74	(0.12)	6.91	6.79	—	(0.59)	(0.59)	34.94	23.83	39,298	0.86	0.86	(0.37)	51
R6	29.30	(0.09)	7.06	6.97	—	(0.59)	(0.59)	35.68	23.99	321,761	0.75	0.75	(0.25)	51
Y	29.19	(0.12)	7.03	6.91	—	(0.59)	(0.59)	35.51	23.87	203,510	0.86	0.86	(0.36)	51
F	23.22	(0.07)	5.58	5.51	—	(0.59)	(0.59)	28.14	23.98	1,735,526	0.75	0.75	(0.26)	51
For the Year Ended October 31, 2023
A	$24.51	$(0.10)	$(0.49)	$(0.59)	$—	$(2.25)	$(2.25)	$21.67	(3.04)%	$1,934,771	1.11%	1.11%	(0.43)%	35%
C(9)	27.76	(0.30)	(0.40)	(0.70)	—	(4.50)	(4.50)	22.56	(3.74)	132,668	1.88	1.88	(1.18)	35
I	25.85	(0.04)	(0.52)	(0.56)	—	(2.25)	(2.25)	23.04	(2.75)	1,041,241	0.83	0.83	(0.14)	35
R3	28.24	(0.22)	(0.58)	(0.80)	—	(2.25)	(2.25)	25.19	(3.41)	51,787	1.47	1.46	(0.78)	35
R4	30.20	(0.13)	(0.64)	(0.77)	—	(2.25)	(2.25)	27.18	(3.06)	52,865	1.16	1.14	(0.44)	35
R5	31.72	(0.05)	(0.68)	(0.73)	—	(2.25)	(2.25)	28.74	(2.77)	59,432	0.84	0.84	(0.14)	35
R6	32.27	(0.02)	(0.70)	(0.72)	—	(2.25)	(2.25)	29.30	(2.69)	435,508	0.75	0.75	(0.05)	35
Y	32.19	(0.04)	(0.71)	(0.75)	—	(2.25)	(2.25)	29.19	(2.80)	288,853	0.85	0.83	(0.14)	35
F	26.02	(0.02)	(0.53)	(0.55)	—	(2.25)	(2.25)	23.22	(2.69)	1,653,322	0.75	0.75	(0.06)	35
The accompanying notes are an integral part of these financial statements.

51

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Fund – (continued)
For the Year Ended October 31, 2022
A	$37.01	$(0.10)	$(8.08)	$(8.18)	$(0.16)	$(4.16)	$(4.32)	$24.51	(24.83)%	$2,303,790	1.09%	1.09%	(0.35)%	44%
C(9)	45.78	(0.38)	(9.24)	(9.62)	(0.08)	(8.32)	(8.40)	27.76	(25.38)	208,963	1.86	1.86	(1.14)	44
I	38.77	(0.04)	(8.49)	(8.53)	(0.23)	(4.16)	(4.39)	25.85	(24.63)	1,712,201	0.87	0.86	(0.12)	44
R3	41.94	(0.23)	(9.31)	(9.54)	—	(4.16)	(4.16)	28.24	(25.08)	61,073	1.46	1.45	(0.71)	44
R4	44.51	(0.15)	(9.91)	(10.06)	(0.09)	(4.16)	(4.25)	30.20	(24.83)	86,083	1.16	1.14	(0.42)	44
R5	46.54	(0.06)	(10.38)	(10.44)	(0.22)	(4.16)	(4.38)	31.72	(24.62)	93,005	0.86	0.86	(0.15)	44
R6	47.29	(0.03)	(10.55)	(10.58)	(0.28)	(4.16)	(4.44)	32.27	(24.56)	758,617	0.74	0.74	(0.08)	44
Y	47.18	(0.04)	(10.53)	(10.57)	(0.26)	(4.16)	(4.42)	32.19	(24.58)	438,595	0.84	0.79	(0.10)	44
F	39.01	(0.00)(5)	(8.55)	(8.55)	(0.28)	(4.16)	(4.44)	26.02	(24.56)	1,937,017	0.74	0.74	(0.00)(6)	44
For the Year Ended October 31, 2021
A	$30.63	$0.10	$10.24	$10.34	$—	$(3.96)	$(3.96)	$37.01	35.51%	$3,446,674	1.08%	1.08%	0.28%	28%
C(9)	40.68	(0.24)	13.26	13.02	—	(7.92)	(7.92)	45.78	34.49	381,566	1.84	1.84	(0.52)	28
I	31.87	0.20	10.66	10.86	—	(3.96)	(3.96)	38.77	35.79	3,960,713	0.86	0.85	0.53	28
R3	34.38	(0.05)	11.57	11.52	—	(3.96)	(3.96)	41.94	35.03	100,113	1.45	1.45	(0.12)	28
R4	36.18	0.08	12.21	12.29	—	(3.96)	(3.96)	44.51	35.45	189,348	1.15	1.13	0.18	28
R5	37.58	0.23	12.69	12.92	—	(3.96)	(3.96)	46.54	35.84	319,470	0.83	0.83	0.52	28
R6	38.09	0.26	12.90	13.16	—	(3.96)	(3.96)	47.29	36.00	1,659,582	0.74	0.74	0.57	28
Y	38.02	0.24	12.88	13.12	—	(3.96)	(3.96)	47.18	35.96	970,296	0.84	0.77	0.52	28
F	32.00	0.23	10.74	10.97	—	(3.96)	(3.96)	39.01	36.01	2,898,529	0.74	0.74	0.61	28
For the Year Ended October 31, 2020
A	$30.34	$(0.08)	$2.00	$1.92	$—	$(1.63)	$(1.63)	$30.63	6.48%	$2,724,316	1.11%	1.11%	(0.27)%	45%
C(9)	41.66	(0.40)	2.68	2.28	—	(3.26)	(3.26)	40.68	5.63	380,033	1.87	1.87	(1.02)	45
I	31.43	(0.01)	2.08	2.07	—	(1.63)	(1.63)	31.87	6.74	3,867,925	0.88	0.87	(0.04)	45
R3	33.98	(0.21)	2.24	2.03	—	(1.63)	(1.63)	34.38	6.09	92,023	1.47	1.47	(0.63)	45
R4	35.57	(0.10)	2.34	2.24	—	(1.63)	(1.63)	36.18	6.42	205,114	1.16	1.14	(0.30)	45
R5	36.77	0.00 (5)	2.44	2.44	—	(1.63)	(1.63)	37.58	6.77	371,791	0.85	0.85	0.00 (6)	45
R6	37.22	0.03	2.47	2.50	—	(1.63)	(1.63)	38.09	6.85	1,759,581	0.75	0.75	0.08	45
Y	37.17	0.02	2.46	2.48	—	(1.63)	(1.63)	38.02	6.81	1,144,624	0.85	0.79	0.06	45
F	31.52	0.03	2.08	2.11	—	(1.63)	(1.63)	32.00	6.85	2,422,752	0.75	0.75	0.09	45
The Hartford MidCap Value Fund
For the Year Ended October 31, 2024
A	$14.57	$0.14	$4.06	$4.20	$(0.10)	$(1.01)	$(1.11)	$17.66	30.09%	$444,392	1.14%	1.14%	0.85%	132%
C	10.75	0.01	2.96	2.97	(0.01)	(1.01)	(1.02)	12.70	29.09	4,206	1.95	1.95	0.05	132
I	14.79	0.19	4.13	4.32	(0.15)	(1.01)	(1.16)	17.95	30.46	42,207	0.87	0.87	1.13	132
R3	15.52	0.09	4.35	4.44	(0.05)	(1.01)	(1.06)	18.90	29.70	7,316	1.48	1.48	0.51	132
R4	16.02	0.15	4.50	4.65	(0.07)	(1.01)	(1.08)	19.59	30.13	5,007	1.18	1.18	0.82	132
R5	16.35	0.21	4.58	4.79	(0.14)	(1.01)	(1.15)	19.99	30.46	2,614	0.88	0.88	1.11	132
R6	14.80	0.12	4.21	4.33	(0.16)	(1.01)	(1.17)	17.96	30.56	3,853	0.76	0.76	0.68	132
Y	16.40	0.21	4.59	4.80	(0.14)	(1.01)	(1.15)	20.05	30.42	7,591	0.87	0.87	1.14	132
F	14.80	0.21	4.12	4.33	(0.16)	(1.01)	(1.17)	17.96	30.56	537,796	0.76	0.76	1.23	132
The accompanying notes are an integral part of these financial statements.

52

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Value Fund – (continued)
For the Year Ended October 31, 2023
A	$16.14	$0.09	$(0.03)	$0.06	$(0.05)	$(1.58)	$(1.63)	$14.57	0.04%	$367,294	1.16%	1.16%	0.56%	84%
C	12.36	(0.03)	—	(0.03)	—	(1.58)	(1.58)	10.75	(0.75)	5,019	1.95	1.95	(0.22)	84
I	16.36	0.13	(0.03)	0.10	(0.09)	(1.58)	(1.67)	14.79	0.35	39,690	0.87	0.87	0.85	84
R3	17.10	0.04	(0.04)	—	—	(1.58)	(1.58)	15.52	(0.33)	5,694	1.48	1.48	0.24	84
R4	17.59	0.09	(0.04)	0.05	(0.04)	(1.58)	(1.62)	16.02	(0.04)	4,366	1.18	1.18	0.51	84
R5	17.91	0.15	(0.04)	0.11	(0.09)	(1.58)	(1.67)	16.35	0.33	1,959	0.88	0.88	0.84	84
R6	16.37	0.14	(0.02)	0.12	(0.11)	(1.58)	(1.69)	14.80	0.44	107	0.77	0.77	0.90	84
Y	17.96	0.15	(0.05)	0.10	(0.08)	(1.58)	(1.66)	16.40	0.35	6,527	0.87	0.87	0.85	84
F	16.37	0.15	(0.03)	0.12	(0.11)	(1.58)	(1.69)	14.80	0.43	449,999	0.77	0.77	0.95	84
For the Year Ended October 31, 2022
A	$18.14	$0.05	$(0.75)	$(0.70)	$(0.01)	$(1.29)	$(1.30)	$16.14	(4.34)%	$368,040	1.16%	1.16%	0.28%	85%
C	14.28	(0.07)	(0.56)	(0.63)	—	(1.29)	(1.29)	12.36	(5.07)	7,041	1.95	1.95	(0.51)	85
I	18.36	0.10	(0.75)	(0.65)	(0.06)	(1.29)	(1.35)	16.36	(4.01)	37,582	0.86	0.86	0.61	85
R3	19.18	(0.01)	(0.78)	(0.79)	—	(1.29)	(1.29)	17.10	(4.58)	6,108	1.49	1.48	(0.04)	85
R4	19.64	0.05	(0.81)	(0.76)	—	(1.29)	(1.29)	17.59	(4.31)	9,121	1.18	1.18	0.26	85
R5	19.97	0.10	(0.82)	(0.72)	(0.05)	(1.29)	(1.34)	17.91	(4.03)	2,020	0.89	0.89	0.55	85
R6 (10)	15.38	0.03	0.96 (11)	0.99	—	—	—	16.37	6.47 (12)	11	0.77 (13)	0.77 (13)	0.50 (13)	85
Y	20.02	0.11	(0.83)	(0.72)	(0.05)	(1.29)	(1.34)	17.96	(4.03)	7,814	0.87	0.87	0.55	85
F	18.37	0.11	(0.75)	(0.64)	(0.07)	(1.29)	(1.36)	16.37	(3.94)	449,385	0.77	0.77	0.68	85
For the Year Ended October 31, 2021
A	$12.21	$(0.00)(5)	$5.97	$5.97	$(0.04)	$—	$(0.04)	$18.14	48.99%	$363,955	1.18%	1.18%	0.03%	57%
C	9.66	(0.09)	4.71	4.62	—	—	—	14.28	47.83	8,931	1.96	1.96	(0.73)	57
I	12.36	0.06	6.02	6.08	(0.08)	—	(0.08)	18.36	49.39	25,307	0.85	0.85	0.36	57
R3	12.91	(0.05)	6.32	6.27	—	—	—	19.18	48.57	6,973	1.49	1.49	(0.28)	57
R4	13.21	(0.00)(5)	6.46	6.46	(0.03)	—	(0.03)	19.64	48.99	10,502	1.19	1.19	0.02	57
R5	13.44	0.06	6.56	6.62	(0.09)	—	(0.09)	19.97	49.39	2,142	0.89	0.89	0.31	57
Y	13.47	0.06	6.58	6.64	(0.09)	—	(0.09)	20.02	49.49	15,307	0.88	0.88	0.32	57
F	12.36	0.07	6.04	6.11	(0.10)	—	(0.10)	18.37	49.64	442,227	0.77	0.77	0.43	57
For the Year Ended October 31, 2020
A	$14.43	$0.07	$(1.86)	$(1.79)	$(0.09)	$(0.34)	$(0.43)	$12.21	(12.86)%	$245,112	1.25%	1.25%	0.56%	61%
C	11.51	(0.02)	(1.49)	(1.51)	(0.00)(5)	(0.34)	(0.34)	9.66	(13.55)	9,533	2.03	2.03	(0.20)	61
I	14.60	0.12	(1.88)	(1.76)	(0.14)	(0.34)	(0.48)	12.36	(12.58)	19,722	0.91	0.91	0.91	61
R3	15.22	0.04	(1.98)	(1.94)	(0.03)	(0.34)	(0.37)	12.91	(13.12)	5,317	1.53	1.53	0.30	61
R4	15.58	0.08	(2.02)	(1.94)	(0.09)	(0.34)	(0.43)	13.21	(12.88)	8,857	1.23	1.23	0.58	61
R5	15.82	0.12	(2.04)	(1.92)	(0.12)	(0.34)	(0.46)	13.44	(12.60)	1,423	0.92	0.92	0.88	61
Y	15.87	0.13	(2.05)	(1.92)	(0.14)	(0.34)	(0.48)	13.47	(12.55)	10,009	0.92	0.88	0.93	61
F	14.60	0.13	(1.88)	(1.75)	(0.15)	(0.34)	(0.49)	12.36	(12.51)	299,805	0.82	0.82	0.98	61
The Hartford Small Cap Growth Fund
For the Year Ended October 31, 2024
A	$35.01	$(0.31)	$11.44	$11.13	$—	$(1.40)	$(1.40)	$44.74	32.54%	$168,088	1.33%	1.32%	(0.73)%	68%
C(9)	37.74	(0.36)	10.33	9.97	—	(1.40)	(1.40)	46.31	31.45	1,576	2.13	2.13	(1.54)	68
I	38.08	(0.17)	12.47	12.30	—	(1.40)	(1.40)	48.98	33.00	51,243	0.96	0.96	(0.37)	68
R3	33.90	(0.39)	11.05	10.66	—	(1.40)	(1.40)	43.16	32.20	5,050	1.58	1.57	(0.98)	68
R4	37.13	(0.30)	12.14	11.84	—	(1.40)	(1.40)	47.57	32.59	8,361	1.27	1.27	(0.68)	68
R5	40.71	(0.19)	13.35	13.16	—	(1.40)	(1.40)	52.47	32.98	16,496	0.97	0.97	(0.38)	68
R6	41.74	(0.13)	13.69	13.56	—	(1.40)	(1.40)	53.90	33.13	35,905	0.87	0.87	(0.27)	68
Y	41.66	(0.15)	13.64	13.49	—	(1.40)	(1.40)	53.75	33.05	33,532	0.97	0.93	(0.31)	68
F	38.42	(0.13)	12.59	12.46	—	(1.40)	(1.40)	49.48	33.13	29,300	0.86	0.86	(0.27)	68
The accompanying notes are an integral part of these financial statements.

53

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Cap Growth Fund – (continued)
For the Year Ended October 31, 2023
A	$37.07	$(0.22)	$(1.84)	$(2.06)	$—	$—	$—	$35.01	(5.56)%	$141,362	1.32%	1.31%	(0.58)%	53%
C(9)	40.28	(0.56)	(1.98)	(2.54)	—	—	—	37.74	(6.31)	1,276	2.09	2.09	(1.35)	53
I	40.17	(0.08)	(2.01)	(2.09)	—	—	—	38.08	(5.20)	46,723	0.94	0.94	(0.20)	53
R3	35.99	(0.31)	(1.78)	(2.09)	—	—	—	33.90	(5.81)	5,115	1.57	1.56	(0.84)	53
R4	39.30	(0.21)	(1.96)	(2.17)	—	—	—	37.13	(5.52)	7,774	1.26	1.26	(0.53)	53
R5	42.94	(0.08)	(2.15)	(2.23)	—	—	—	40.71	(5.19)	12,394	0.93	0.93	(0.19)	53
R6	43.99	(0.05)	(2.20)	(2.25)	—	—	—	41.74	(5.11)	34,009	0.85	0.85	(0.11)	53
Y	43.94	(0.09)	(2.19)	(2.28)	—	—	—	41.66	(5.19)	103,032	0.95	0.92	(0.19)	53
F	40.50	(0.05)	(2.03)	(2.08)	—	—	—	38.42	(5.14)	25,243	0.85	0.85	(0.13)	53
For the Year Ended October 31, 2022
A	$64.88	$(0.30)	$(15.38)	$(15.68)	$—	$(12.13)	$(12.13)	$37.07	(28.75)%	$163,293	1.25%	1.24%	(0.72)%	42%
C(9)	82.68	(0.72)	(17.42)	(18.14)	—	(24.26)	(24.26)	40.28	(29.27)	2,197	1.98	1.98	(1.44)	42
I	69.03	(0.17)	(16.56)	(16.73)	—	(12.13)	(12.13)	40.17	(28.50)	66,150	0.89	0.89	(0.36)	42
R3	63.50	(0.41)	(14.97)	(15.38)	—	(12.13)	(12.13)	35.99	(28.93)	6,107	1.52	1.51	(0.99)	42
R4	67.99	(0.31)	(16.25)	(16.56)	—	(12.13)	(12.13)	39.30	(28.72)	11,684	1.21	1.21	(0.69)	42
R5	72.91	(0.20)	(17.64)	(17.84)	—	(12.13)	(12.13)	42.94	(28.51)	20,591	0.91	0.91	(0.39)	42
R6	74.32	(0.14)	(18.06)	(18.20)	—	(12.13)	(12.13)	43.99	(28.44)	57,807	0.80	0.80	(0.28)	42
Y	74.28	(0.17)	(18.04)	(18.21)	—	(12.13)	(12.13)	43.94	(28.47)	145,027	0.91	0.86	(0.34)	42
F	69.43	(0.13)	(16.67)	(16.80)	—	(12.13)	(12.13)	40.50	(28.42)	27,582	0.80	0.80	(0.28)	42
For the Year Ended October 31, 2021
A	$51.35	$(0.42)	$18.27	$17.85	$—	$(4.32)	$(4.32)	$64.88	35.73%	$256,061	1.18%	1.18%	(0.67)%	48%
C(9)	68.44	(1.10)	23.98	22.88	—	(8.64)	(8.64)	82.68	34.80	8,102	1.89	1.89	(1.37)	48
I	54.23	(0.22)	19.34	19.12	—	(4.32)	(4.32)	69.03	36.21	120,135	0.83	0.83	(0.33)	48
R3	50.47	(0.59)	17.94	17.35	—	(4.32)	(4.32)	63.50	35.34	8,637	1.48	1.47	(0.97)	48
R4	53.64	(0.42)	19.09	18.67	—	(4.32)	(4.32)	67.99	35.74	21,098	1.17	1.17	(0.64)	48
R5	57.10	(0.25)	20.38	20.13	—	(4.32)	(4.32)	72.91	36.15	86,788	0.87	0.87	(0.36)	48
R6	58.07	(0.18)	20.75	20.57	—	(4.32)	(4.32)	74.32	36.31	84,908	0.76	0.76	(0.25)	48
Y	58.07	(0.22)	20.75	20.53	—	(4.32)	(4.32)	74.28	36.24	268,416	0.87	0.81	(0.31)	48
F	54.48	(0.15)	19.42	19.27	—	(4.32)	(4.32)	69.43	36.32	36,439	0.76	0.76	(0.23)	48
For the Year Ended October 31, 2020
A	$45.71	$(0.28)	$6.67	$6.39	$—	$(0.75)	$(0.75)	$51.35	14.06%	$198,430	1.26%	1.25%	(0.60)%	58%
C(9)	61.80	(0.78)	8.92	8.14	—	(1.50)	(1.50)	68.44	13.31	12,323	1.91	1.91	(1.25)	58
I	48.05	(0.09)	7.02	6.93	—	(0.75)	(0.75)	54.23	14.50	98,673	0.85	0.85	(0.19)	58
R3	45.05	(0.38)	6.55	6.17	—	(0.75)	(0.75)	50.47	13.80	7,485	1.49	1.49	(0.83)	58
R4	47.69	(0.26)	6.96	6.70	—	(0.75)	(0.75)	53.64	14.13	31,169	1.19	1.19	(0.52)	58
R5	50.57	(0.12)	7.40	7.28	—	(0.75)	(0.75)	57.10	14.47	71,754	0.89	0.89	(0.23)	58
R6	51.36	(0.06)	7.52	7.46	—	(0.75)	(0.75)	58.07	14.62	80,327	0.78	0.78	(0.12)	58
Y	51.39	(0.08)	7.51	7.43	—	(0.75)	(0.75)	58.07	14.58	255,484	0.88	0.81	(0.16)	58
F	48.23	(0.06)	7.06	7.00	—	(0.75)	(0.75)	54.48	14.62	44,376	0.78	0.78	(0.13)	58
The accompanying notes are an integral part of these financial statements.

54

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Small Cap Value Fund
For the Year Ended October 31, 2024
A	$9.97	$0.20	$2.90	$3.10	$(0.15)	$(0.21)	$(0.36)	$12.71	31.56%	$54,975	1.32%	1.30%	1.66%	46%
C	8.34	0.10	2.41	2.51	(0.06)	(0.21)	(0.27)	10.58	30.54	1,299	2.13	2.05	1.01	46
I	10.00	0.23	2.91	3.14	(0.18)	(0.21)	(0.39)	12.75	31.96	21,189	1.02	1.00	1.96	46
R3	10.45	0.18	3.04	3.22	(0.12)	(0.21)	(0.33)	13.34	31.29	650	1.60	1.50	1.45	46
R4	10.64	0.22	3.10	3.32	(0.16)	(0.21)	(0.37)	13.59	31.67	179	1.30	1.20	1.72	46
R5	10.62	0.33	3.01	3.34	(0.19)	(0.21)	(0.40)	13.56	32.01	119	1.00	0.90	2.68	46
R6	10.62	0.27	3.09	3.36	(0.21)	(0.21)	(0.42)	13.56	32.14	10,301	0.88	0.80	2.15	46
Y	10.60	0.28	3.06	3.34	(0.20)	(0.21)	(0.41)	13.53	32.04	2,617	0.99	0.85	2.26	46
F	10.00	0.25	2.92	3.17	(0.21)	(0.21)	(0.42)	12.75	32.23	33,353	0.88	0.80	2.13	46
For the Year Ended October 31, 2023
A	$11.40	$0.12	$(0.54)	$(0.42)	$(0.16)	$(0.85)	$(1.01)	$9.97	(4.16)%	$45,431	1.32%	1.30%	1.16%	52%
C	9.69	0.04	(0.46)	(0.42)	(0.08)	(0.85)	(0.93)	8.34	(4.94)	1,496	2.12	2.05	0.42	52
I	11.44	0.16	(0.56)	(0.40)	(0.19)	(0.85)	(1.04)	10.00	(3.94)	17,685	1.01	1.00	1.46	52
R3	11.90	0.11	(0.57)	(0.46)	(0.14)	(0.85)	(0.99)	10.45	(4.35)	531	1.59	1.50	0.98	52
R4	12.10	0.12	(0.56)	(0.44)	(0.17)	(0.85)	(1.02)	10.64	(4.08)	128	1.29	1.20	1.06	52
R5	12.08	0.18	(0.59)	(0.41)	(0.20)	(0.85)	(1.05)	10.62	(3.80)	1,855	0.99	0.90	1.54	52
R6	12.07	0.19	(0.58)	(0.39)	(0.21)	(0.85)	(1.06)	10.62	(3.63)	8,004	0.88	0.80	1.65	52
Y	12.05	0.18	(0.57)	(0.39)	(0.21)	(0.85)	(1.06)	10.60	(3.68)	2,448	0.98	0.85	1.61	52
F	11.43	0.18	(0.55)	(0.37)	(0.21)	(0.85)	(1.06)	10.00	(3.66)	23,870	0.88	0.80	1.69	52
For the Year Ended October 31, 2022
A	$13.36	$0.13	$(1.22)	$(1.09)	$(0.09)	$(0.78)	$(0.87)	$11.40	(8.86)%	$51,422	1.29%	1.28%	1.05%	59%
C	11.48	0.03	(1.04)	(1.01)	—	(0.78)	(0.78)	9.69	(9.54)	1,922	2.10	2.05	0.29	59
I	13.40	0.16	(1.22)	(1.06)	(0.12)	(0.78)	(0.90)	11.44	(8.56)	21,402	0.98	0.98	1.35	59
R3	13.91	0.11	(1.28)	(1.17)	(0.06)	(0.78)	(0.84)	11.90	(9.05)	760	1.57	1.45	0.90	59
R4	14.13	0.16	(1.31)	(1.15)	(0.10)	(0.78)	(0.88)	12.10	(8.79)	42	1.26	1.20	1.29	59
R5	14.10	0.17	(1.27)	(1.10)	(0.14)	(0.78)	(0.92)	12.08	(8.48)	1,756	0.97	0.90	1.36	59
R6	14.10	0.18	(1.28)	(1.10)	(0.15)	(0.78)	(0.93)	12.07	(8.46)	7,821	0.85	0.80	1.48	59
Y	14.07	0.18	(1.28)	(1.10)	(0.14)	(0.78)	(0.92)	12.05	(8.46)	2,887	0.96	0.85	1.53	59
F	13.40	0.19	(1.23)	(1.04)	(0.15)	(0.78)	(0.93)	11.43	(8.46)	38,106	0.85	0.80	1.54	59
For the Year Ended October 31, 2021
A	$8.29	$0.10	$5.06	$5.16	$(0.09)	$—	$(0.09)	$13.36	62.61%	$59,496	1.30%	1.28%	0.78%	60%
C	7.12	(0.00)(5)	4.37	4.37	(0.01)	—	(0.01)	11.48	61.49	3,098	2.09	2.04	0.01	60
I	8.31	0.15	5.06	5.21	(0.12)	—	(0.12)	13.40	63.20	32,905	0.97	0.96	1.12	60
R3	8.62	0.09	5.27	5.36	(0.07)	—	(0.07)	13.91	62.45	931	1.56	1.39	0.69	60
R4	8.76	0.12	5.35	5.47	(0.10)	—	(0.10)	14.13	62.83	53	1.26	1.20	0.88	60
R5	8.74	0.15	5.34	5.49	(0.13)	—	(0.13)	14.10	63.34	24	0.96	0.90	1.12	60
R6	8.74	0.16	5.35	5.51	(0.15)	—	(0.15)	14.10	63.49	1,508	0.85	0.80	1.24	60
Y	8.73	0.17	5.31	5.48	(0.14)	—	(0.14)	14.07	63.26	1,947	0.95	0.85	1.22	60
F	8.31	0.16	5.08	5.24	(0.15)	—	(0.15)	13.40	63.53	76,702	0.84	0.80	1.26	60
The accompanying notes are an integral part of these financial statements.

55

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Small Cap Value Fund – (continued)
For the Year Ended October 31, 2020
A	$10.35	$0.09	$(1.49)	$(1.40)	$(0.08)	$(0.58)	$(0.66)	$8.29	(14.57)%	$32,996	1.41%	1.29%	1.04%	62%
C	8.96	0.02	(1.28)	(1.26)	(0.00)(5)	(0.58)	(0.58)	7.12	(15.15)	2,020	2.15	2.04	0.29	62
I	10.37	0.12	(1.48)	(1.36)	(0.12)	(0.58)	(0.70)	8.31	(14.22)	2,915	1.04	0.93	1.43	62
R3	10.73	0.08	(1.54)	(1.46)	(0.07)	(0.58)	(0.65)	8.62	(14.62)	457	1.63	1.42	0.92	62
R4	10.89	0.10	(1.56)	(1.46)	(0.09)	(0.58)	(0.67)	8.76	(14.46)	30	1.33	1.20	1.10	62
R5	10.87	0.13	(1.56)	(1.43)	(0.12)	(0.58)	(0.70)	8.74	(14.21)	10	1.03	0.90	1.51	62
R6	10.87	0.12	(1.54)	(1.42)	(0.13)	(0.58)	(0.71)	8.74	(14.17)	240	0.92	0.80	1.42	62
Y	10.86	0.13	(1.55)	(1.42)	(0.13)	(0.58)	(0.71)	8.73	(14.18)	250	1.02	0.85	1.50	62
F	10.38	0.13	(1.49)	(1.36)	(0.13)	(0.58)	(0.71)	8.31	(14.22)	40,447	0.91	0.80	1.53	62
The Hartford Small Company Fund
For the Year Ended October 31, 2024
A	$14.89	$(0.12)	$5.10	$4.98	$—	$—	$—	$19.87	33.45%	$322,034	1.30%	1.29%	(0.62)%	37%
C(9)	13.50	(0.13)	4.49	4.36	—	—	—	17.86	32.30	1,989	2.16	2.16	(1.48)	37
I	16.55	(0.07)	5.68	5.61	—	—	—	22.16	33.90	24,889	0.98	0.98	(0.32)	37
R3	16.80	(0.20)	5.76	5.56	—	—	—	22.36	33.10	10,706	1.60	1.60	(0.93)	37
R4	18.81	(0.15)	6.45	6.30	—	—	—	25.11	33.49	8,539	1.29	1.29	(0.63)	37
R5	20.76	(0.08)	7.11	7.03	—	—	—	27.79	33.86	1,830	1.00	1.00	(0.32)	37
R6	21.50	(0.06)	7.38	7.32	—	—	—	28.82	34.05	9,741	0.88	0.88	(0.22)	37
Y	21.38	(0.07)	7.33	7.26	—	—	—	28.64	33.96	4,499	0.99	0.99	(0.28)	37
F	16.76	(0.05)	5.75	5.70	—	—	—	22.46	34.01	261,708	0.88	0.88	(0.22)	37
For the Year Ended October 31, 2023
A	$16.30	$(0.08)	$(1.33)	$(1.41)	$—	$—	$—	$14.89	(8.59)%	$265,550	1.31%	1.31%	(0.48)%	48%
C(9)	14.90	(0.18)	(1.22)	(1.40)	—	—	—	13.50	(9.40)	2,584	2.14	2.14	(1.28)	48
I	18.06	(0.03)	(1.48)	(1.51)	—	—	—	16.55	(8.36)	22,387	1.00	1.00	(0.16)	48
R3	18.45	(0.14)	(1.51)	(1.65)	—	—	—	16.80	(8.94)	9,054	1.61	1.61	(0.78)	48
R4	20.59	(0.10)	(1.68)	(1.78)	—	—	—	18.81	(8.60)	7,204	1.31	1.31	(0.48)	48
R5	22.66	(0.03)	(1.87)	(1.90)	—	—	—	20.76	(8.38)	2,859	1.01	1.01	(0.15)	48
R6	23.44	(0.02)	(1.92)	(1.94)	—	—	—	21.50	(8.24)	7,199	0.89	0.89	(0.07)	48
Y	23.34	(0.00)(5)	(1.96)	(1.96)	—	—	—	21.38	(8.40)	6,959	1.00	1.00	0.01	48
F	18.27	(0.01)	(1.50)	(1.51)	—	—	—	16.76	(8.26)	215,475	0.89	0.89	(0.06)	48
For the Year Ended October 31, 2022
A	$30.24	$(0.13)	$(7.28)	$(7.41)	$—	$(6.53)	$(6.53)	$16.30	(30.20)%	$319,971	1.27%	1.26%	(0.69)%	90%
C(9)	35.30	(0.28)	(7.06)	(7.34)	—	(13.06)	(13.06)	14.90	(30.76)	4,678	2.10	2.10	(1.54)	90
I	32.69	(0.09)	(8.01)	(8.10)	—	(6.53)	(6.53)	18.06	(30.01)	31,819	0.99	0.99	(0.42)	90
R3	33.41	(0.22)	(8.21)	(8.43)	—	(6.53)	(6.53)	18.45	(30.43)	10,250	1.59	1.59	(1.01)	90
R4	36.39	(0.17)	(9.10)	(9.27)	—	(6.53)	(6.53)	20.59	(30.21)	9,040	1.29	1.29	(0.72)	90
R5	39.26	(0.11)	(9.96)	(10.07)	—	(6.53)	(6.53)	22.66	(30.01)	4,603	0.99	0.99	(0.41)	90
R6	40.33	(0.07)	(10.29)	(10.36)	—	(6.53)	(6.53)	23.44	(29.92)	6,580	0.87	0.87	(0.27)	90
Y	40.25	(0.10)	(10.28)	(10.38)	—	(6.53)	(6.53)	23.34	(30.05)	39,131	0.95	0.95	(0.36)	90
F	32.96	(0.06)	(8.10)	(8.16)	—	(6.53)	(6.53)	18.27	(29.93)	239,580	0.87	0.87	(0.29)	90
The accompanying notes are an integral part of these financial statements.

56

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Company Fund – (continued)
For the Year Ended October 31, 2021
A	$25.50	$(0.30)	$7.82	$7.52	$—	$(2.78)	$(2.78)	$30.24	30.50%	$502,923	1.23%	1.22%	(1.02)%	123%
C(9)	31.94	(0.66)	9.58	8.92	—	(5.56)	(5.56)	35.30	29.39	9,324	2.05	2.05	(1.85)	123
I	27.31	(0.25)	8.41	8.16	—	(2.78)	(2.78)	32.69	30.84	59,421	0.95	0.95	(0.77)	123
R3	28.02	(0.45)	8.62	8.17	—	(2.78)	(2.78)	33.41	30.04	15,527	1.57	1.57	(1.37)	123
R4	30.22	(0.38)	9.33	8.95	—	(2.78)	(2.78)	36.39	30.46	15,320	1.26	1.26	(1.06)	123
R5	32.33	(0.30)	10.01	9.71	—	(2.78)	(2.78)	39.26	30.85	6,782	0.97	0.97	(0.78)	123
R6	33.12	(0.28)	10.27	9.99	—	(2.78)	(2.78)	40.33	30.97	5,954	0.85	0.85	(0.69)	123
Y	33.07	(0.29)	10.25	9.96	—	(2.78)	(2.78)	40.25	30.92	45,590	0.91	0.91	(0.72)	123
F	27.49	(0.21)	8.46	8.25	—	(2.78)	(2.78)	32.96	30.98	333,061	0.85	0.85	(0.65)	123
For the Year Ended October 31, 2020
A	$20.35	$(0.14)	$6.57	$6.43	$—	$(1.28)	$(1.28)	$25.50	33.21%	$389,496	1.32%	1.31%	(0.66)%	104%
C(9)	26.60	(0.40)	8.30	7.90	—	(2.56)	(2.56)	31.94	32.08	9,058	2.14	2.14	(1.50)	104
I	21.65	(0.08)	7.02	6.94	—	(1.28)	(1.28)	27.31	33.59	35,806	1.00	1.00	(0.35)	104
R3	22.29	(0.21)	7.22	7.01	—	(1.28)	(1.28)	28.02	32.91	14,013	1.61	1.55	(0.90)	104
R4	23.88	(0.15)	7.77	7.62	—	(1.28)	(1.28)	30.22	33.29	13,363	1.30	1.25	(0.60)	104
R5	25.40	(0.08)	8.29	8.21	—	(1.28)	(1.28)	32.33	33.64	3,936	1.01	0.95	(0.30)	104
R6	25.97	(0.13)	8.56	8.43	—	(1.28)	(1.28)	33.12	33.75	1,530	0.90	0.90	(0.42)	104
Y	25.95	(0.08)	8.48	8.40	—	(1.28)	(1.28)	33.07	33.65	19,956	0.96	0.95	(0.29)	104
F	21.76	(0.06)	7.07	7.01	—	(1.28)	(1.28)	27.49	33.75	243,057	0.90	0.90	(0.24)	104

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)
The “Net Realized and Unrealized Gain (Loss) on Investments” and “Total from Net Investment Income” for Classes I, R4 and R5 shares have been updated since the October 31, 2021
Annual Report to reflect a non-material change of $0.01 to these amounts.

(5)	Amount is less than $0.01 per share.
(6)	Amount is less than (0.01)%.
(7)
The expense ratio includes expenses associated with The Hartford Growth Opportunities Fund’s shareholder meeting held on December 13, 2023, which was ultimately adjourned until January 23, 2024. If these expenses were excluded, the ratios would have been as follows: 1.07% (Class A), 1.89% (Class C), 0.83% (Class I), 1.44% (Class R3), 1.13%
(Class R4), 0.83% (Class R5), 0.73% (Class R6), 0.81% (Class Y) and 0.73% (Class F).

(8)	Per share amounts have been adjusted for a 4 for 1 reverse share split on September 13, 2024 (See Note 16 in the Notes to Financial Statements).
(9)	Per share amounts have been adjusted for a 2 for 1 reverse share split on September 13, 2024 (See Note 16 in the Notes to Financial Statements).
(10)	Commenced operations on June 22, 2022.
(11)
Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(12)	Not annualized.
(13)	Annualized.
The accompanying notes are an integral part of these financial statements.

57

Hartford Domestic Equity Funds
 Notes to Financial Statements
 October 31, 2024

1.
Organization:
The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a "Company" and collectively, the "Companies") are each an open-end registered management investment company comprised of thirty-six and fifteen series, respectively, as of October 31, 2024. Financial statements for the series of each Company listed below (each, a "Fund" and collectively, the "Funds") are included in this report.
The Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund (the "Capital Appreciation Fund")
Hartford Core Equity Fund (the "Core Equity Fund")
The Hartford Dividend and Growth Fund (the "Dividend and Growth Fund")
The Hartford Equity Income Fund (the "Equity Income Fund")
The Hartford Healthcare Fund (the "Healthcare Fund")
The Hartford MidCap Fund (the "MidCap Fund")
The Hartford MidCap Value Fund (the "MidCap Value Fund")
Hartford Small Cap Value Fund (the "Small Cap Value Fund")
The Hartford Small Company Fund (the "Small Company Fund")

The Hartford Mutual Funds II, Inc.:
The Hartford Growth Opportunities Fund (the "Growth Opportunities Fund")
The Hartford Small Cap Growth Fund (the "Small Cap Growth Fund")
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
Each Fund has registered for sale Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6, Class Y and Class F shares. Class A shares of each Fund are sold with a front-end sales charge of up to 5.50%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge.
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

58

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

With respect to a Fund's investments that do not have readily available market prices, each Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order

59

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.
The Dividend and Growth Fund filed claims to recover taxes withheld on prior year reclaims (EU reclaims) related to French taxes withheld on dividend income from 2009, 2010 and 2011. The Dividend and Growth Fund received EU reclaims with related interest in the amount of $427,032, which is recorded on the Statement of Operations as Foreign withholding tax reclaims.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund  may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing

60

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the respective Company's Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund, except Dividend and Growth Fund and Equity Income Fund, is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Dividend and Growth Fund and Equity Income Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and
Reclassification of Capital Accounts notes).
3.
Securities and Other Investments:
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of October 31, 2024.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by a Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

61

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

During the year ended October 31, 2024, the Capital Appreciation Fund had used futures contracts.
b)
Additional Derivative Instrument Information:
Capital Appreciation Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$142,963	$—	$142,963
Total	$—	$—	$—	$142,963	$—	$142,963

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$33,604,500	$—	$33,604,500
Total	$—	$—	$—	$33,604,500	$—	$33,604,500
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$5,302,623	$—	$5,302,623
Total	$—	$—	$—	$5,302,623	$—	$5,302,623
For the year ended October 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	417
c)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

62

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of October 31, 2024:
Capital Appreciation Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(142,963)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(142,963)
Derivatives not subject to a MNA	—	142,963
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2024. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)
Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), reclasification of dividend income, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.

63

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

c)
Distributions and Components of Distributable Earnings – The tax character of distributions paid by each Fund for the years ended October 31, 2024 and October 31, 2023 are as follows:
	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
Fund	Ordinary Income	Long-Term Capital Gains(1)	Ordinary Income	Long-Term Capital Gains(1)
Capital Appreciation Fund	$34,343,363	$—	$23,999,674	$305,332,046
Core Equity Fund	90,473,696	187,170,486	106,000,036	263,609,129
Dividend and Growth Fund	279,906,412	55,000,121	270,368,087	660,981,658
Equity Income Fund	117,998,643	272,856,631	115,210,361	498,104,371
Growth Opportunities Fund	—	—	—	—
Healthcare Fund	—	—	—	13,370,344
MidCap Fund	—	142,000,173	—	639,353,171
MidCap Value Fund	42,400,057	26,282,765	5,771,513	85,376,578
Small Cap Growth Fund	—	13,501,065	—	—
Small Cap Value Fund	3,917,555	—	2,100,079	9,135,940
Small Company Fund	—	—	—	—

(1)	The Funds designate these distributions as long-term capital gains dividends pursuant to IRC Sec 852(b)(3)(c).
As of October 31, 2024, the components of total accumulated earnings (deficit) for each Fund on a tax basis are as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation) on Investments	Total Accumulated Earnings (Deficit)
Capital Appreciation Fund	$195,281,273	$421,599,606	$—	$—	$1,625,954,197	$2,242,835,076
Core Equity Fund	52,123,593	830,900,963	—	—	4,968,824,786	5,851,849,342
Dividend and Growth Fund	147,268,456	1,441,996,673	—	—	6,059,087,205	7,648,352,334
Equity Income Fund	23,929,301	364,921,851	—	1	1,104,513,811	1,493,364,964
Growth Opportunities Fund	—	—	(65,280,392)	—	1,818,499,068	1,753,218,676
Healthcare Fund	18,627,910	31,454,522	—	—	310,120,251	360,202,683
MidCap Fund	—	312,785,302	(23,895,734)	—	1,512,936,248	1,801,825,816
MidCap Value Fund	14,486,340	111,179,221	—	—	123,641,627	249,307,188
Small Cap Growth Fund	4,844,964	42,154,134	—	—	76,192,022	123,191,120
Small Cap Value Fund	4,304,752	1,184,404	—	—	18,157,029	23,646,185
Small Company Fund	—	—	(117,793,013)	—	130,197,462	12,404,449
d)
Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as earnings and profits distributed to shareholders on the redemption of shares, net operating loss, reclassification of dividend income and subsequent adjustments to wash sales. Adjustments are made to reflect the impact these items have on the current and future earnings distributions to shareholders. Therefore, the source of the Funds' distributions may be shown in the accompanying Statements of Changes in Net Assets as from distributable earnings or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2024, the Funds recorded reclassifications to increase (decrease) the accounts listed below:
Fund	Paid-in-Capital	Distributable Earnings (Loss)
Capital Appreciation Fund	$19,939,217	$(19,939,217)
Core Equity Fund	86,873,320	(86,873,320)
Dividend and Growth Fund	82,659,334	(82,659,334)
Equity Income Fund	39,291,173	(39,291,173)
Growth Opportunities Fund	(26,368,592)	26,368,592
MidCap Fund	3,666,720	(3,666,720)
MidCap Value Fund	8,404,391	(8,404,391)
Small Cap Growth Fund	5,203,758	(5,203,758)
Small Cap Value Fund	7,109	(7,109)
Small Company Fund	(16,253)	16,253
e)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

64

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

At October 31, 2024 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Growth Opportunities Fund	$38,054,753	$—
Small Company Fund	115,799,423	—
During the year ended October 31, 2024, Capital Appreciation Fund utilized $15,319,634, Growth Opportunities Fund utilized $741,880,605, Healthcare Fund utilized $15,112,871 and Small Company Fund utilized $26,900,521 of prior year capital loss carryforwards.
The Capital Appreciation Fund, Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Healthcare Fund, MidCap Fund, MidCap Value Fund, Small Cap Growth Fund and Small Cap Value Fund had no capital loss carryforwards for U.S. federal tax purposes as of October 31, 2024.
During the year ended October 31, 2024, Growth Opportunities Fund deferred $27,225,639, MidCap Fund deferred $23,895,735 and Small Company Fund deferred $1,993,590 late year ordinary losses.
f)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at October 31, 2024 is different from book purposes primarily due to wash sale loss deferrals, PFIC mark to market adjustments, partnerships and reclassification of dividend income. The net unrealized appreciation/(depreciation) on investments for tax purposes, which consists of gross unrealized appreciation and depreciation, was also different from book purposes primarily due to wash sale loss deferrals, mark-to-market adjustments on futures, PFICs, partnership adjustments and reclassification of dividend income. Both the cost and unrealized appreciation and depreciation for federal income tax purposes are disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Capital Appreciation Fund	$4,531,540,156	$1,686,708,392	$(60,754,196)	$1,625,954,196
Core Equity Fund	5,510,594,503	5,036,012,614	(67,187,828)	4,968,824,786
Dividend and Growth Fund	11,928,259,883	6,229,385,458	(170,339,746)	6,059,045,712
Equity Income Fund	3,982,640,441	1,192,252,141	(87,844,138)	1,104,408,003
Growth Opportunities Fund	3,622,369,713	1,886,957,719	(68,458,651)	1,818,499,068
Healthcare Fund	715,325,124	365,201,784	(55,030,000)	310,171,784
MidCap Fund	3,952,153,225	1,655,703,744	(142,767,496)	1,512,936,248
MidCap Value Fund	918,192,918	142,270,972	(18,629,345)	123,641,627
Small Cap Growth Fund	275,243,154	85,606,243	(9,414,219)	76,192,024
Small Cap Value Fund	106,551,180	25,460,322	(7,303,293)	18,157,029
Small Company Fund	519,725,707	176,591,210	(46,393,749)	130,197,461
g)
Accounting for Uncertainty in Income Taxes – Pursuant to provisions set forth by U.S. GAAP, HFMC reviews each Fund’s tax positions for all open tax years. As of October 31, 2024, HFMC had reviewed the open tax years and concluded that there was no reason to record a liability for net unrecognized tax obligations relating to uncertain income tax positions. Each Fund files U.S. tax returns. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended October 31, 2024, the Funds did not incur any interest or penalties. HFMC is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax obligations will significantly change in the next twelve months.
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund’s investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP ("Wellington Management") under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC. HFMC pays a sub-advisory fee to Wellington Management out of its management fee.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of October 31, 2024; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

65

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Fund	Management Fee Rates
Capital Appreciation Fund	0.8000% on first $500 million and;
0.7000% on next $500 million and;
0.6500% on next $4 billion and;
0.6475% on next $5 billion and;
0.6450% over $10 billion
Core Equity Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $1.5 billion and;
0.3250% on next $2.5 billion and;
0.3225% over $5 billion
Dividend and Growth Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion
Equity Income Fund	0.7500% on first $250 million and;
0.7000% on next $250 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5900% on next $2.5 billion and;
0.5875% over $5 billion
Growth Opportunities Fund	0.8000% on first $250 million and;
0.7000% on next $4.75 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion
Healthcare Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% on next $4 billion and;
0.7975% on next $5 billion and;
0.7950% over $10 billion
MidCap Fund	0.8500% on first $500 million and;
0.7500% on next $500 million and;
0.7000% on next $4 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion
MidCap Value Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion
Small Cap Growth Fund	0.9000% on first $100 million and;
0.8000% on next $150 million and;
0.7000% on next $250 million and;
0.6500% on next $4.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion
Small Cap Value Fund	0.7000% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion
Small Company Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $500 million and;
0.7000% on next $500 million and;
0.6500% on next $3.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

66

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company ("State Street"). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)
Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of October 31, 2024, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses), until February 28, 2025 (unless the applicable Board of Directors approves its earlier termination) as follows for the following Fund:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Small Cap Value Fund	1.30%	2.05%	1.00%	1.50%	1.20%	0.90%	0.80%	0.85%	0.80%
d)
Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the year ended October 31, 2024, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The impacted annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows: Capital Appreciation Fund Class F (0.69%), Core Equity Fund Class A (0.69%), and Class I (0.45%), Dividend and Growth Fund Class F (0.62%), Class Y (0.72%), and Class R5 (0.72%), Equity Income Fund Class F (0.64%), Growth Opportunities Fund Class R5 (0.86%), MidCap Value Fund Class Y (0.86%), Class R3 (1.47%), Class R4 (1.17%), and Class R5 (0.87%), Small Cap Growth Fund Class C (2.12%), and Class R6 (0.86%). The amount of fees recaptured by the other funds did not impact the ratio of expenses to average net assets in the financial highlights.
e)
Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the year ended October 31, 2024, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:
Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Capital Appreciation Fund	$1,060,552	$10,598
Core Equity Fund	1,315,530	16,995
Dividend and Growth Fund	2,637,110	31,834
Equity Income Fund	789,572	16,280
Growth Opportunities Fund	1,585,021	9,759
Healthcare Fund	291,503	1,692
MidCap Fund	726,248	7,707
MidCap Value Fund	298,346	3,636
Small Cap Growth Fund	44,972	181
Small Cap Value Fund	42,268	718
Small Company Fund	197,744	992
The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities.

67

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable share class of the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)
Remuneration Paid to Directors, Officers, and others – Certain officers of each Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the year ended October 31, 2024, a portion of each Company’s Chief Compliance Officer’s ("CCO") compensation was paid by each Fund, which is included on the Statement of Operations as Chief Compliance Officer fees.
g)
Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class Y	0.11%
Class F	0.004%
Effective March 1, 2024, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class Y of the Fund listed below until February 28, 2025, unless the applicable Board of Directors approves its earlier termination.
Fund	Class Y
Small Cap Growth Fund	0.070%
From November 1, 2023 through February 29, 2024, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for Class Y of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class Y
Dividend and Growth Fund	0.090%
Small Cap Growth Fund	0.070%

Effective July 1, 2024, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Funds listed below until February 28, 2025, unless the Board of Directors approves its earlier termination as follows:
Fund	Class I
Core Equity Fund	0.104%
Dividend and Growth Fund	0.105%
Equity Income Fund	0.108%
Growth Opportunities Fund	0.107%

68

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the year ended October 31, 2024, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	0.10%	0.15%	0.09%	0.22%	0.16%	0.11%	0.00%*	0.11%	0.00%*
Core Equity Fund	0.09%	0.09%	0.10%	0.22%	0.15%	0.10%	0.00%*	0.09%	0.00%*
Dividend and Growth Fund	0.08%	0.11%	0.10%	0.22%	0.16%	0.10%	0.00%*	0.10%	0.00%*
Equity Income Fund	0.08%	0.10%	0.10%	0.22%	0.17%	0.10%	0.00%*	0.08%	0.00%*
Growth Opportunities Fund	0.10%	0.13%	0.10%	0.21%	0.15%	0.10%	0.00%*	0.08%	0.00%*
Healthcare Fund	0.12%	0.15%	0.10%	0.21%	0.14%	0.12%	0.00%*	0.11%	0.00%*
MidCap Fund	0.11%	0.14%	0.09%	0.22%	0.17%	0.11%	0.00%*	0.11%	0.00%*
MidCap Value Fund	0.14%	0.20%	0.11%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*
Small Cap Growth Fund	0.22%	0.23%	0.10%	0.22%	0.16%	0.11%	0.00%*	0.07%	0.00%*
Small Cap Value Fund	0.19%	0.25%	0.14%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*
Small Company Fund	0.17%	0.25%	0.10%	0.22%	0.16%	0.12%	0.00%*	0.11%	0.00%*

*	Percentage rounds to zero.
8.
Securities Lending:
Each Company has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

69

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of October 31, 2024.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Capital Appreciation Fund	$1,691,530	$1,763,900	$—
Core Equity Fund	—	—	—
Dividend and Growth Fund	77,011,202	80,135,967	—
Equity Income Fund	—	—	—
Growth Opportunities Fund	—	—	—
Healthcare Fund	2,208,406	2,308,551	—
MidCap Fund	59,626,868	61,226,929	—
MidCap Value Fund	—	—	—
Small Cap Growth Fund	2,226,290	2,306,533	—
Small Cap Value Fund	2,876	3,000	—
Small Company Fund	3,861,656	3,947,429	—

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.

9.
Affiliated Security Transactions:
If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an "affiliate" of the Fund. As of and during the year ended October 31, 2024, the MidCap Fund owned 5% or more of the outstanding voting securities of the issuer identified in the table below.
A summary of affiliated security transactions for the year ended October 31, 2024 follows:
Affiliated Investments	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Return of Capital	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gains Distribution
MidCap Fund
Nuvei Corp.*	$51,473,131	$—	$111,991,956	$(5,758,220)	$—	$66,277,045	$—	—	$563,613	$—

*	Not an affiliate as of October 31, 2024.
10.
Affiliate Holdings:
As of October 31, 2024, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
MidCap Value Fund	—	—	—	0%*	—	—	0%*	—	—
Small Cap Value Fund	—	—	—	—	0%*	15%	—	—	—

*	Percentage rounds to zero.

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
MidCap Value Fund	—	—	—	0%*	—	—	0%*	—	—
Small Cap Value Fund	—	—	—	—	0%*	0%*	—	—	—

*	Percentage rounds to zero.

70

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

As of October 31, 2024, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund *	Percentage of Fund
Capital Appreciation Fund	8%
Core Equity Fund	3%
Dividend and Growth Fund	4%
Equity Income Fund	3%
Growth Opportunities Fund	3%
MidCap Fund	1%
MidCap Value Fund	2%
Small Cap Growth Fund	7%
Small Cap Value Fund	23%
Small Company Fund	6%

*	As of October 31, 2024, affiliated funds of funds and the 529 plan were invested in Class F shares.
11.
Investment Transactions:
For the year ended October 31, 2024, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Capital Appreciation Fund	$5,003,793,852	$5,638,330,868	$5,003,793,852	$5,638,330,868
Core Equity Fund	2,640,813,546	3,795,388,128	2,640,813,546	3,795,388,128
Dividend and Growth Fund	4,696,623,820	5,329,079,840	4,696,623,820	5,329,079,840
Equity Income Fund	1,760,992,366	2,527,580,002	1,760,992,366	2,527,580,002
Growth Opportunities Fund	5,152,070,967	5,714,331,952	5,152,070,967	5,714,331,952
Healthcare Fund	437,812,751	688,663,306	437,812,751	688,663,306
MidCap Fund	3,047,057,220	4,606,809,225	3,047,057,220	4,606,809,225
MidCap Value Fund	1,330,415,867	1,412,919,971	1,330,415,867	1,412,919,971
Small Cap Growth Fund	267,039,796	405,400,680	267,039,796	405,400,680
Small Cap Value Fund	54,828,918	60,655,735	54,828,918	60,655,735
Small Company Fund	235,229,788	290,150,726	235,229,788	290,150,726
12.
Capital Share Transactions:
The following information is for the years ended October 31, 2024 and October 31, 2023:
	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Capital Appreciation Fund
Class A
Shares Sold	1,811,462	$74,958,666	2,416,094	$84,486,808
Shares Issued for Reinvested Dividends	583,423	22,800,182	6,927,389	235,627,108
Shares Redeemed	(13,253,184)	(551,181,045)	(16,646,060)	(582,463,426)
Net Increase (Decrease)	(10,858,299)	(453,422,197)	(7,302,577)	(262,349,510)
Class C
Shares Sold	148,492	$3,778,764	208,653	$4,571,978
Shares Issued for Reinvested Dividends	4,066	99,129	328,212	6,990,907
Shares Redeemed	(968,499)	(25,001,756)	(1,519,110)	(33,305,211)
Net Increase (Decrease)	(815,941)	(21,123,863)	(982,245)	(21,742,326)
Class I
Shares Sold	1,184,842	$49,589,911	1,490,961	$52,882,495
Shares Issued for Reinvested Dividends	87,587	3,447,422	776,009	26,584,678
Shares Redeemed	(2,494,822)	(104,538,275)	(4,119,393)	(145,273,355)
Net Increase (Decrease)	(1,222,393)	(51,500,942)	(1,852,423)	(65,806,182)

71

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	64,319	$3,097,450	50,805	$2,065,987
Shares Issued for Reinvested Dividends	202	9,179	35,821	1,411,714
Shares Redeemed	(147,991)	(7,202,747)	(190,864)	(7,828,268)
Net Increase (Decrease)	(83,470)	(4,096,118)	(104,238)	(4,350,567)
Class R4
Shares Sold	33,247	$1,680,931	50,530	$2,162,148
Shares Issued for Reinvested Dividends	1,863	89,138	29,790	1,237,975
Shares Redeemed	(128,204)	(6,598,968)	(135,137)	(5,782,831)
Net Increase (Decrease)	(93,094)	(4,828,899)	(54,817)	(2,382,708)
Class R5
Shares Sold	34,227	$1,805,435	34,157	$1,500,954
Shares Issued for Reinvested Dividends	2,517	123,680	31,575	1,346,597
Shares Redeemed	(125,898)	(6,588,771)	(263,473)	(11,504,209)
Net Increase (Decrease)	(89,154)	(4,659,656)	(197,741)	(8,656,658)
Class R6
Shares Sold	90,963	$4,873,874	1,033,462	$45,894,296
Shares Issued for Reinvested Dividends	9,904	490,643	26,316	1,131,066
Shares Redeemed	(1,060,477)	(55,079,698)	(205,756)	(9,110,251)
Net Increase (Decrease)	(959,610)	(49,715,181)	854,022	37,915,111
Class Y
Shares Sold	52,992	$2,714,798	80,931	$3,645,887
Shares Issued for Reinvested Dividends	2,012	99,808	80,906	3,477,585
Shares Redeemed	(84,166)	(4,459,650)	(1,382,962)	(61,326,239)
Net Increase (Decrease)	(29,162)	(1,645,044)	(1,221,125)	(54,202,767)
Class F
Shares Sold	1,293,662	$53,877,042	1,475,053	$51,699,782
Shares Issued for Reinvested Dividends	155,273	6,108,437	1,212,451	41,502,624
Shares Redeemed	(3,903,130)	(164,686,950)	(4,220,336)	(149,610,096)
Net Increase (Decrease)	(2,454,195)	(104,701,471)	(1,532,832)	(56,407,690)
Total Net Increase (Decrease)	(16,605,318)	$(695,693,371)	(12,393,976)	$(437,983,297)
Core Equity Fund
Class A
Shares Sold	4,647,774	$233,238,755	4,662,208	$192,757,895
Shares Issued for Reinvested Dividends	979,339	43,838,932	1,290,079	51,353,487
Shares Redeemed	(5,813,231)	(290,428,880)	(6,809,613)	(281,874,863)
Net Increase (Decrease)	(186,118)	(13,351,193)	(857,326)	(37,763,481)
Class C
Shares Sold	534,677	$23,636,910	666,349	$24,666,910
Shares Issued for Reinvested Dividends	226,640	9,005,650	363,772	13,111,704
Shares Redeemed	(3,617,118)	(162,541,988)	(2,947,688)	(109,648,635)
Net Increase (Decrease)	(2,855,801)	(129,899,428)	(1,917,567)	(71,870,021)
Class I
Shares Sold	8,174,489	$407,713,458	13,943,656	$574,317,175
Shares Issued for Reinvested Dividends	1,872,836	84,256,665	3,143,233	125,251,199
Shares Redeemed	(19,045,353)	(945,748,861)	(38,424,804)	(1,592,653,726)
Net Increase (Decrease)	(8,998,028)	(453,778,738)	(21,337,915)	(893,085,352)
Class R3
Shares Sold	138,372	$7,134,650	155,020	$6,503,551
Shares Issued for Reinvested Dividends	28,026	1,269,071	42,352	1,719,412
Shares Redeemed	(353,889)	(18,046,736)	(347,755)	(14,683,725)
Net Increase (Decrease)	(187,491)	(9,643,015)	(150,383)	(6,460,762)
Class R4
Shares Sold	280,679	$14,496,186	302,748	$12,938,651
Shares Issued for Reinvested Dividends	76,824	3,563,542	125,891	5,191,062
Shares Redeemed	(1,176,761)	(62,693,651)	(1,281,405)	(55,276,370)
Net Increase (Decrease)	(819,258)	(44,633,923)	(852,766)	(37,146,657)

72

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	988,462	$52,080,546	276,875	$11,522,767
Shares Issued for Reinvested Dividends	84,192	3,822,042	130,348	5,239,611
Shares Redeemed	(1,153,890)	(56,913,305)	(996,287)	(42,133,966)
Net Increase (Decrease)	(81,236)	(1,010,717)	(589,064)	(25,371,588)
Class R6
Shares Sold	3,965,424	$203,540,043	4,928,104	$206,462,743
Shares Issued for Reinvested Dividends	702,308	32,054,998	957,461	38,632,638
Shares Redeemed	(7,271,323)	(364,530,660)	(5,576,479)	(236,040,509)
Net Increase (Decrease)	(2,603,591)	(128,935,619)	309,086	9,054,872
Class Y
Shares Sold	1,064,263	$54,628,070	2,222,876	$93,707,132
Shares Issued for Reinvested Dividends	302,623	13,794,577	483,390	19,520,858
Shares Redeemed	(4,180,003)	(208,490,775)	(4,442,840)	(187,208,035)
Net Increase (Decrease)	(2,813,117)	(140,068,128)	(1,736,574)	(73,980,045)
Class F
Shares Sold	11,087,478	$575,080,680	9,602,495	$398,245,374
Shares Issued for Reinvested Dividends	1,689,227	76,113,732	2,348,767	93,574,797
Shares Redeemed	(13,381,834)	(672,120,488)	(14,346,645)	(598,615,873)
Net Increase (Decrease)	(605,129)	(20,926,076)	(2,395,383)	(106,795,702)
Total Net Increase (Decrease)	(19,149,769)	$(942,246,837)	(29,527,892)	$(1,243,418,736)
Dividend and Growth Fund(1)
Class A
Shares Sold	7,806,449	$267,126,090	10,035,822	$303,137,325
Shares Issued for Reinvested Dividends	2,504,207	84,827,161	8,432,131	253,225,513
Shares Redeemed	(17,466,832)	(600,375,181)	(17,814,178)	(538,035,866)
Net Increase (Decrease)	(7,156,176)	(248,421,930)	653,775	18,326,972
Class C
Shares Sold	1,113,937	$36,354,673	1,195,925	$34,418,401
Shares Issued for Reinvested Dividends	65,784	2,083,834	330,462	9,492,536
Shares Redeemed	(1,441,736)	(47,093,455)	(1,850,529)	(53,275,479)
Net Increase (Decrease)	(262,015)	(8,654,948)	(324,142)	(9,364,542)
Class I
Shares Sold	36,744,383	$1,256,236,645	36,581,833	$1,097,282,656
Shares Issued for Reinvested Dividends	2,329,923	78,795,659	7,387,999	220,324,975
Shares Redeemed	(34,529,759)	(1,178,000,085)	(53,101,294)	(1,598,109,665)
Net Increase (Decrease)	4,544,547	157,032,219	(9,131,462)	(280,502,034)
Class R3
Shares Sold	236,820	$8,396,726	256,718	$7,901,146
Shares Issued for Reinvested Dividends	20,699	708,444	93,879	2,873,582
Shares Redeemed	(399,538)	(13,958,999)	(539,529)	(16,607,512)
Net Increase (Decrease)	(142,019)	(4,853,829)	(188,932)	(5,832,784)
Class R4
Shares Sold	399,437	$13,899,250	389,581	$12,080,743
Shares Issued for Reinvested Dividends	36,900	1,282,830	143,875	4,441,408
Shares Redeemed	(636,313)	(22,605,166)	(980,389)	(30,445,231)
Net Increase (Decrease)	(199,976)	(7,423,086)	(446,933)	(13,923,080)
Class R5
Shares Sold	873,951	$31,069,424	1,591,123	$50,044,722
Shares Issued for Reinvested Dividends	53,261	1,869,679	183,787	5,698,726
Shares Redeemed	(1,909,192)	(67,769,538)	(4,249,868)	(132,476,932)
Net Increase (Decrease)	(981,980)	(34,830,435)	(2,474,958)	(76,733,484)
Class R6
Shares Sold	6,711,654	$238,745,330	9,998,858	$312,195,799
Shares Issued for Reinvested Dividends	503,160	17,731,118	1,257,139	38,962,188
Shares Redeemed	(5,149,690)	(183,472,808)	(6,195,316)	(193,024,036)
Net Increase (Decrease)	2,065,124	73,003,640	5,060,681	158,133,951

73

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	4,615,418	$166,955,118	6,624,287	$205,459,595
Shares Issued for Reinvested Dividends	290,443	10,203,983	1,318,360	40,895,267
Shares Redeemed	(5,607,191)	(195,659,522)	(14,277,753)	(448,268,635)
Net Increase (Decrease)	(701,330)	(18,500,421)	(6,335,106)	(201,913,773)
Class F
Shares Sold	36,082,531	$1,231,457,900	38,149,463	$1,144,113,374
Shares Issued for Reinvested Dividends	3,674,836	124,216,526	10,425,951	310,611,638
Shares Redeemed	(40,045,539)	(1,361,067,588)	(46,245,744)	(1,393,392,739)
Net Increase (Decrease)	(288,172)	(5,393,162)	2,329,670	61,332,273
Total Net Increase (Decrease)	(3,121,997)	$(98,041,952)	(10,857,407)	$(350,476,501)
Equity Income Fund
Class A
Shares Sold	4,512,115	$92,731,591	7,859,075	$160,763,242
Shares Issued for Reinvested Dividends	6,802,105	134,312,627	10,574,284	216,970,102
Shares Redeemed	(14,637,636)	(300,210,461)	(14,048,616)	(286,563,550)
Net Increase (Decrease)	(3,323,416)	(73,166,243)	4,384,743	91,169,794
Class C
Shares Sold	351,631	$7,152,115	1,177,587	$24,216,732
Shares Issued for Reinvested Dividends	353,878	6,895,571	697,256	14,254,483
Shares Redeemed	(2,126,577)	(43,293,305)	(2,455,858)	(49,656,180)
Net Increase (Decrease)	(1,421,068)	(29,245,619)	(581,015)	(11,184,965)
Class I
Shares Sold	13,048,470	$264,297,571	28,517,875	$576,072,410
Shares Issued for Reinvested Dividends	5,669,770	111,059,555	8,874,084	180,428,576
Shares Redeemed	(30,403,522)	(616,525,351)	(31,103,452)	(627,405,002)
Net Increase (Decrease)	(11,685,282)	(241,168,225)	6,288,507	129,095,984
Class R3
Shares Sold	178,297	$3,683,743	202,990	$4,113,384
Shares Issued for Reinvested Dividends	89,593	1,768,738	156,532	3,224,249
Shares Redeemed	(416,561)	(8,574,794)	(367,749)	(7,478,183)
Net Increase (Decrease)	(148,671)	(3,122,313)	(8,227)	(140,550)
Class R4
Shares Sold	292,013	$5,980,835	898,637	$18,137,799
Shares Issued for Reinvested Dividends	132,460	2,625,607	174,667	3,597,294
Shares Redeemed	(670,860)	(13,825,868)	(732,395)	(14,925,376)
Net Increase (Decrease)	(246,387)	(5,219,426)	340,909	6,809,717
Class R5
Shares Sold	429,438	$8,834,391	857,604	$17,798,043
Shares Issued for Reinvested Dividends	202,226	4,037,982	398,898	8,277,019
Shares Redeemed	(1,388,495)	(28,595,426)	(1,513,342)	(31,098,556)
Net Increase (Decrease)	(756,831)	(15,723,053)	(256,840)	(5,023,494)
Class R6
Shares Sold	2,933,315	$60,536,026	4,779,502	$99,043,259
Shares Issued for Reinvested Dividends	641,812	12,919,148	604,466	12,544,054
Shares Redeemed	(2,944,220)	(61,222,060)	(1,604,760)	(32,861,638)
Net Increase (Decrease)	630,907	12,233,114	3,779,208	78,725,675
Class Y
Shares Sold	2,653,217	$54,505,381	2,411,518	$49,853,997
Shares Issued for Reinvested Dividends	398,906	8,005,847	577,276	12,017,292
Shares Redeemed	(3,566,692)	(74,825,919)	(3,144,920)	(65,510,197)
Net Increase (Decrease)	(514,569)	(12,314,691)	(156,126)	(3,638,908)
Class F
Shares Sold	8,139,629	$165,759,631	16,288,171	$329,666,948
Shares Issued for Reinvested Dividends	4,926,668	96,641,196	6,910,798	140,456,473
Shares Redeemed	(14,837,524)	(302,234,813)	(13,362,835)	(269,393,729)
Net Increase (Decrease)	(1,771,227)	(39,833,986)	9,836,134	200,729,692
Total Net Increase (Decrease)	(19,236,544)	$(407,560,442)	23,627,293	$486,542,945

74

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Growth Opportunities Fund(1)
Class A
Shares Sold	3,313,782	$158,478,855	4,536,856	$156,041,936
Shares Redeemed	(7,982,650)	(384,256,274)	(10,594,748)	(357,706,689)
Net Increase (Decrease)	(4,668,868)	(225,777,419)	(6,057,892)	(201,664,753)
Class C(2)
Shares Sold	760,511	$9,579,711	219,531	$7,516,065
Shares Redeemed	(9,752,588)	(54,798,049)	(1,792,525)	(62,099,734)
Net Increase (Decrease)	(8,992,077)	(45,218,338)	(1,572,994)	(54,583,669)
Class I
Shares Sold	3,688,168	$200,565,609	3,911,312	$148,495,885
Shares Redeemed	(5,855,040)	(309,791,506)	(9,862,796)	(364,494,203)
Net Increase (Decrease)	(2,166,872)	(109,225,897)	(5,951,484)	(215,998,318)
Class R3
Shares Sold	99,168	$4,690,569	142,425	$4,948,733
Shares Redeemed	(375,603)	(17,376,932)	(258,507)	(8,746,234)
Net Increase (Decrease)	(276,435)	(12,686,363)	(116,082)	(3,797,501)
Class R4
Shares Sold	207,198	$11,318,375	157,329	$6,064,966
Shares Redeemed	(415,201)	(21,781,911)	(325,377)	(12,421,190)
Net Increase (Decrease)	(208,003)	(10,463,536)	(168,048)	(6,356,224)
Class R5
Shares Sold	24,317	$1,470,961	45,520	$1,922,780
Shares Redeemed	(73,715)	(3,970,361)	(245,886)	(10,877,510)
Net Increase (Decrease)	(49,398)	(2,499,400)	(200,366)	(8,954,730)
Class R6
Shares Sold	168,745	$9,891,909	208,369	$9,009,708
Shares Redeemed	(425,459)	(24,550,286)	(531,843)	(22,977,986)
Net Increase (Decrease)	(256,714)	(14,658,377)	(323,474)	(13,968,278)
Class Y
Shares Sold	349,821	$21,679,169	473,218	$19,239,168
Shares Redeemed	(531,762)	(32,074,518)	(7,375,702)	(306,256,689)
Net Increase (Decrease)	(181,941)	(10,395,349)	(6,902,484)	(287,017,521)
Class F
Shares Sold	2,548,054	$141,184,023	3,274,425	$123,803,774
Shares Redeemed	(5,132,400)	(276,840,339)	(5,740,998)	(221,271,995)
Net Increase (Decrease)	(2,584,346)	(135,656,316)	(2,466,573)	(97,468,221)
Total Net Increase (Decrease)	(19,384,654)	$(566,580,995)	(23,759,397)	$(889,809,215)
Healthcare Fund
Class A
Shares Sold	699,688	$26,667,714	1,301,739	$45,460,254
Shares Issued for Reinvested Dividends	—	—	196,124	7,042,794
Shares Redeemed	(2,922,736)	(111,432,996)	(2,956,846)	(103,102,020)
Net Increase (Decrease)	(2,223,048)	(84,765,282)	(1,458,983)	(50,598,972)
Class C
Shares Sold	45,115	$1,210,368	163,228	$3,989,709
Shares Issued for Reinvested Dividends	—	—	47,740	1,199,709
Shares Redeemed	(915,146)	(24,081,634)	(1,582,649)	(38,563,268)
Net Increase (Decrease)	(870,031)	(22,871,266)	(1,371,681)	(33,373,850)
Class I
Shares Sold	720,290	$31,083,818	1,079,046	$41,054,526
Shares Issued for Reinvested Dividends	—	—	71,577	2,796,522
Shares Redeemed	(1,905,462)	(78,900,659)	(2,970,902)	(112,760,203)
Net Increase (Decrease)	(1,185,172)	(47,816,841)	(1,820,279)	(68,909,155)

75

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	55,429	$2,138,683	80,030	$2,856,815
Shares Issued for Reinvested Dividends	—	—	6,877	252,596
Shares Redeemed	(180,535)	(7,019,362)	(182,612)	(6,524,888)
Net Increase (Decrease)	(125,106)	(4,880,679)	(95,705)	(3,415,477)
Class R4
Shares Sold	30,916	$1,296,331	70,185	$2,741,314
Shares Issued for Reinvested Dividends	—	—	3,129	125,231
Shares Redeemed	(113,852)	(4,903,670)	(144,526)	(5,618,832)
Net Increase (Decrease)	(82,936)	(3,607,339)	(71,212)	(2,752,287)
Class R5
Shares Sold	28,294	$1,331,817	48,190	$2,038,977
Shares Issued for Reinvested Dividends	—	—	2,019	87,211
Shares Redeemed	(52,591)	(2,451,309)	(165,352)	(6,924,570)
Net Increase (Decrease)	(24,297)	(1,119,492)	(115,143)	(4,798,382)
Class R6
Shares Sold	74,108	$3,510,281	110,149	$4,734,421
Shares Issued for Reinvested Dividends	—	—	10,675	471,423
Shares Redeemed	(1,204,013)	(57,576,695)	(159,269)	(6,878,936)
Net Increase (Decrease)	(1,129,905)	(54,066,414)	(38,445)	(1,673,092)
Class Y
Shares Sold	59,712	$2,802,790	100,980	$4,321,489
Shares Issued for Reinvested Dividends	—	—	10,049	442,364
Shares Redeemed	(477,523)	(22,118,982)	(271,441)	(11,570,093)
Net Increase (Decrease)	(417,811)	(19,316,192)	(160,412)	(6,806,240)
Class F
Shares Sold	73,555	$3,118,147	150,600	$5,747,539
Shares Issued for Reinvested Dividends	—	—	7,839	308,479
Shares Redeemed	(163,430)	(6,905,329)	(307,793)	(11,823,537)
Net Increase (Decrease)	(89,875)	(3,787,182)	(149,354)	(5,767,519)
Total Net Increase (Decrease)	(6,148,181)	$(242,230,687)	(5,281,214)	$(178,094,974)
MidCap Fund
Class A
Shares Sold	3,308,776	$84,238,570	4,663,543	$111,083,626
Shares Issued for Reinvested Dividends	2,134,231	51,029,462	8,756,422	203,761,943
Shares Redeemed	(16,915,457)	(429,767,345)	(18,125,910)	(431,123,450)
Net Increase (Decrease)	(11,472,450)	(294,499,313)	(4,705,945)	(116,277,881)
Class C(3)
Shares Sold	263,054	$3,601,073	253,331	$6,427,019
Shares Issued for Reinvested Dividends	546,334	6,632,061	1,306,169	31,844,391
Shares Redeemed	(8,855,324)	(66,750,934)	(3,203,114)	(80,617,358)
Net Increase (Decrease)	(8,045,936)	(56,517,800)	(1,643,614)	(42,345,948)
Class I
Shares Sold	5,156,717	$141,503,552	6,582,892	$166,366,039
Shares Issued for Reinvested Dividends	971,896	24,744,469	5,489,567	135,482,515
Shares Redeemed	(19,618,915)	(529,768,853)	(33,099,640)	(845,777,777)
Net Increase (Decrease)	(13,490,302)	(363,520,832)	(21,027,181)	(543,929,223)
Class R3
Shares Sold	189,942	$5,609,956	299,005	$8,360,323
Shares Issued for Reinvested Dividends	42,865	1,195,077	178,795	4,852,488
Shares Redeemed	(521,878)	(15,501,774)	(585,026)	(16,127,356)
Net Increase (Decrease)	(289,071)	(8,696,741)	(107,226)	(2,914,545)
Class R4
Shares Sold	223,158	$7,136,841	283,672	$8,471,150
Shares Issued for Reinvested Dividends	35,056	1,056,244	181,833	5,307,702
Shares Redeemed	(897,830)	(28,920,622)	(1,371,039)	(41,097,467)
Net Increase (Decrease)	(639,616)	(20,727,537)	(905,534)	(27,318,615)

76

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	139,278	$4,699,936	368,675	$11,523,482
Shares Issued for Reinvested Dividends	35,281	1,125,457	164,130	5,051,920
Shares Redeemed	(1,118,010)	(37,587,156)	(1,396,945)	(44,143,219)
Net Increase (Decrease)	(943,451)	(31,761,763)	(864,140)	(27,567,817)
Class R6
Shares Sold	1,282,423	$44,384,718	2,722,323	$87,055,047
Shares Issued for Reinvested Dividends	230,036	7,487,691	1,541,892	48,369,139
Shares Redeemed	(7,356,634)	(250,960,691)	(12,907,197)	(408,843,530)
Net Increase (Decrease)	(5,844,175)	(199,088,282)	(8,642,982)	(273,419,344)
Class Y
Shares Sold	1,315,336	$45,320,583	1,257,284	$40,054,484
Shares Issued for Reinvested Dividends	162,652	5,273,187	852,549	26,659,212
Shares Redeemed	(5,640,688)	(195,509,992)	(5,841,998)	(185,981,433)
Net Increase (Decrease)	(4,162,700)	(144,916,222)	(3,732,165)	(119,267,737)
Class F
Shares Sold	7,016,608	$191,598,318	8,672,702	$220,869,153
Shares Issued for Reinvested Dividends	1,561,537	40,084,661	6,352,934	157,933,948
Shares Redeemed	(18,100,862)	(495,708,126)	(18,259,601)	(466,077,861)
Net Increase (Decrease)	(9,522,717)	(264,025,147)	(3,233,965)	(87,274,760)
Total Net Increase (Decrease)	(54,410,418)	$(1,383,753,637)	(44,862,752)	$(1,240,315,870)
MidCap Value Fund
Class A
Shares Sold	1,821,444	$29,916,556	3,253,017	$50,352,162
Shares Issued for Reinvested Dividends	1,818,899	27,909,782	2,463,226	37,164,191
Shares Redeemed	(3,690,758)	(60,453,694)	(3,305,513)	(51,240,395)
Net Increase (Decrease)	(50,415)	(2,627,356)	2,410,730	36,275,958
Class C
Shares Sold	27,711	$329,969	86,737	$1,025,509
Shares Issued for Reinvested Dividends	42,195	464,266	81,396	910,823
Shares Redeemed	(205,504)	(2,420,520)	(270,895)	(3,117,702)
Net Increase (Decrease)	(135,598)	(1,626,285)	(102,762)	(1,181,370)
Class I
Shares Sold	518,523	$8,614,576	646,946	$10,192,914
Shares Issued for Reinvested Dividends	198,687	3,102,274	258,112	3,950,273
Shares Redeemed	(1,049,567)	(17,574,352)	(517,949)	(8,114,049)
Net Increase (Decrease)	(332,357)	(5,857,502)	387,109	6,029,138
Class R3
Shares Sold	36,854	$651,422	56,880	$943,176
Shares Issued for Reinvested Dividends	23,866	390,590	35,095	564,683
Shares Redeemed	(40,466)	(724,931)	(82,355)	(1,351,665)
Net Increase (Decrease)	20,254	317,081	9,620	156,194
Class R4
Shares Sold	30,524	$561,757	58,924	$997,138
Shares Issued for Reinvested Dividends	17,197	291,520	46,207	766,653
Shares Redeemed	(64,568)	(1,209,821)	(351,227)	(5,910,725)
Net Increase (Decrease)	(16,847)	(356,544)	(246,096)	(4,146,934)
Class R5
Shares Sold	6,201	$111,584	8,013	$140,217
Shares Issued for Reinvested Dividends	8,115	140,909	11,169	188,828
Shares Redeemed	(3,382)	(62,100)	(12,074)	(205,489)
Net Increase (Decrease)	10,934	190,393	7,108	123,556
Class R6
Shares Sold	207,715	$3,716,404	6,696	$110,009
Shares Issued for Reinvested Dividends	635	9,926	72	1,104
Shares Redeemed	(1,020)	(17,000)	(196)	(3,171)
Net Increase (Decrease)	207,330	3,709,330	6,572	107,942

77

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	100,612	$1,863,658	79,929	$1,404,965
Shares Issued for Reinvested Dividends	25,088	437,120	41,842	709,229
Shares Redeemed	(145,202)	(2,669,963)	(158,920)	(2,748,831)
Net Increase (Decrease)	(19,502)	(369,185)	(37,149)	(634,637)
Class F
Shares Sold	3,827,595	$63,598,222	5,924,589	$93,144,107
Shares Issued for Reinvested Dividends	2,287,366	35,752,266	3,043,527	46,563,377
Shares Redeemed	(6,587,747)	(109,817,420)	(6,008,282)	(95,070,969)
Net Increase (Decrease)	(472,786)	(10,466,932)	2,959,834	44,636,515
Total Net Increase (Decrease)	(788,987)	$(17,087,000)	5,394,966	$81,366,362
Small Cap Growth Fund
Class A
Shares Sold	98,871	$4,128,274	155,014	$5,836,621
Shares Issued for Reinvested Dividends	146,574	5,533,183	—	—
Shares Redeemed	(525,834)	(21,933,130)	(522,201)	(19,662,365)
Net Increase (Decrease)	(280,389)	(12,271,673)	(367,187)	(13,825,744)
Class C(3)
Shares Sold	19,425	$419,824	9,349	$394,178
Shares Issued for Reinvested Dividends	4,579	90,111	—	—
Shares Redeemed	(57,605)	(519,619)	(30,092)	(1,216,301)
Net Increase (Decrease)	(33,601)	(9,684)	(20,743)	(822,123)
Class I
Shares Sold	115,750	$5,200,094	154,169	$6,283,127
Shares Issued for Reinvested Dividends	40,612	1,673,198	—	—
Shares Redeemed	(337,217)	(15,189,737)	(573,844)	(23,472,185)
Net Increase (Decrease)	(180,855)	(8,316,445)	(419,675)	(17,189,058)
Class R3
Shares Sold	16,027	$642,313	32,980	$1,226,925
Shares Issued for Reinvested Dividends	5,829	212,751	—	—
Shares Redeemed	(55,744)	(2,256,630)	(51,801)	(1,918,024)
Net Increase (Decrease)	(33,888)	(1,401,566)	(18,821)	(691,099)
Class R4
Shares Sold	28,317	$1,249,431	38,966	$1,563,808
Shares Issued for Reinvested Dividends	6,470	259,595	—	—
Shares Redeemed	(68,392)	(2,936,242)	(126,909)	(5,147,518)
Net Increase (Decrease)	(33,605)	(1,427,216)	(87,943)	(3,583,710)
Class R5
Shares Sold	45,684	$2,259,030	33,461	$1,499,720
Shares Issued for Reinvested Dividends	9,503	419,366	—	—
Shares Redeemed	(45,276)	(2,214,845)	(208,543)	(9,254,622)
Net Increase (Decrease)	9,911	463,551	(175,082)	(7,754,902)
Class R6
Shares Sold	155,558	$7,863,382	197,829	$8,849,604
Shares Issued for Reinvested Dividends	25,271	1,144,515	—	—
Shares Redeemed	(329,479)	(16,318,939)	(696,967)	(31,143,300)
Net Increase (Decrease)	(148,650)	(7,311,042)	(499,138)	(22,293,696)
Class Y
Shares Sold	319,648	$15,714,270	544,524	$24,315,403
Shares Issued for Reinvested Dividends	49,728	2,247,723	—	—
Shares Redeemed	(2,218,944)	(111,387,012)	(1,371,921)	(61,471,380)
Net Increase (Decrease)	(1,849,568)	(93,425,019)	(827,397)	(37,155,977)
Class F
Shares Sold	58,048	$2,587,773	99,497	$4,035,295
Shares Issued for Reinvested Dividends	21,090	876,923	—	—
Shares Redeemed	(144,048)	(6,579,018)	(123,576)	(5,216,632)
Net Increase (Decrease)	(64,910)	(3,114,322)	(24,079)	(1,181,337)
Total Net Increase (Decrease)	(2,615,555)	$(126,813,416)	(2,440,065)	$(104,497,646)

78

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Small Cap Value Fund
Class A
Shares Sold	396,050	$4,616,041	387,666	$4,181,479
Shares Issued for Reinvested Dividends	143,313	1,629,023	416,107	4,415,619
Shares Redeemed	(770,425)	(9,064,158)	(757,775)	(8,209,423)
Net Increase (Decrease)	(231,062)	(2,819,094)	45,998	387,675
Class C
Shares Sold	19,244	$194,333	60,452	$547,796
Shares Issued for Reinvested Dividends	4,875	45,570	19,088	170,434
Shares Redeemed	(80,719)	(781,309)	(98,692)	(894,412)
Net Increase (Decrease)	(56,600)	(541,406)	(19,152)	(176,182)
Class I
Shares Sold	432,015	$5,146,420	348,659	$3,795,465
Shares Issued for Reinvested Dividends	61,148	699,430	181,595	1,930,669
Shares Redeemed	(599,529)	(7,045,011)	(633,908)	(6,999,022)
Net Increase (Decrease)	(106,366)	(1,199,161)	(103,654)	(1,272,888)
Class R3
Shares Sold	5,014	$61,771	10,930	$121,542
Shares Issued for Reinvested Dividends	1,465	17,434	5,673	63,190
Shares Redeemed	(8,519)	(112,698)	(29,630)	(319,731)
Net Increase (Decrease)	(2,040)	(33,493)	(13,027)	(134,999)
Class R4
Shares Sold	803	$10,090	8,282	$92,173
Shares Issued for Reinvested Dividends	373	4,539	426	4,769
Shares Redeemed	(47)	(584)	(111)	(1,339)
Net Increase (Decrease)	1,129	14,045	8,597	95,603
Class R5
Shares Sold	6,980	$84,763	23,997	$272,469
Shares Issued for Reinvested Dividends	5,989	72,871	13,843	155,982
Shares Redeemed	(178,811)	(2,299,188)	(8,636)	(98,258)
Net Increase (Decrease)	(165,842)	(2,141,554)	29,204	330,193
Class R6
Shares Sold	128,185	$1,608,926	219,026	$2,479,985
Shares Issued for Reinvested Dividends	26,489	322,438	60,343	679,555
Shares Redeemed	(149,058)	(1,867,797)	(173,347)	(1,969,706)
Net Increase (Decrease)	5,616	63,567	106,022	1,189,834
Class Y
Shares Sold	111,960	$1,376,693	38,678	$454,312
Shares Issued for Reinvested Dividends	7,838	95,196	22,709	255,370
Shares Redeemed	(157,474)	(2,010,743)	(69,989)	(799,009)
Net Increase (Decrease)	(37,676)	(538,854)	(8,602)	(89,327)
Class F
Shares Sold	532,903	$6,210,819	383,196	$3,948,517
Shares Issued for Reinvested Dividends	86,983	995,586	325,456	3,455,462
Shares Redeemed	(390,442)	(4,740,356)	(1,654,882)	(17,958,569)
Net Increase (Decrease)	229,444	2,466,049	(946,230)	(10,554,590)
Total Net Increase (Decrease)	(363,397)	$(4,729,901)	(900,844)	$(10,224,681)
Small Company Fund
Class A
Shares Sold	1,092,853	$20,104,382	1,415,739	$22,905,568
Shares Redeemed	(2,727,006)	(50,191,000)	(3,212,789)	(51,985,220)
Net Increase (Decrease)	(1,634,153)	(30,086,618)	(1,797,050)	(29,079,652)
Class C(3)
Shares Sold	20,118	$169,570	28,178	$427,212
Shares Redeemed	(291,751)	(1,488,194)	(150,785)	(2,211,734)
Net Increase (Decrease)	(271,633)	(1,318,624)	(122,607)	(1,784,522)

79

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares Sold	93,201	$1,929,952	331,768	$5,960,093
Shares Redeemed	(322,866)	(6,595,885)	(740,806)	(13,298,679)
Net Increase (Decrease)	(229,665)	(4,665,933)	(409,038)	(7,338,586)
Class R3
Shares Sold	82,714	$1,728,761	112,088	$2,032,887
Shares Redeemed	(142,822)	(3,069,122)	(128,816)	(2,377,931)
Net Increase (Decrease)	(60,108)	(1,340,361)	(16,728)	(345,044)
Class R4
Shares Sold	59,000	$1,370,134	60,842	$1,232,470
Shares Redeemed	(101,957)	(2,361,664)	(116,869)	(2,400,551)
Net Increase (Decrease)	(42,957)	(991,530)	(56,027)	(1,168,081)
Class R5
Shares Sold	14,092	$354,332	25,059	$568,418
Shares Redeemed	(85,958)	(2,249,489)	(90,523)	(2,063,587)
Net Increase (Decrease)	(71,866)	(1,895,157)	(65,464)	(1,495,169)
Class R6
Shares Sold	118,881	$3,194,789	153,510	$3,558,305
Shares Redeemed	(115,715)	(3,194,969)	(99,429)	(2,354,479)
Net Increase (Decrease)	3,166	(180)	54,081	1,203,826
Class Y
Shares Sold	49,836	$1,275,851	85,301	$1,979,877
Shares Redeemed	(218,174)	(5,665,253)	(1,436,249)	(32,576,101)
Net Increase (Decrease)	(168,338)	(4,389,402)	(1,350,948)	(30,596,224)
Class F
Shares Sold	1,675,404	$34,464,237	2,505,923	$45,332,748
Shares Redeemed	(2,883,062)	(60,124,486)	(2,762,568)	(50,200,018)
Net Increase (Decrease)	(1,207,658)	(25,660,249)	(256,645)	(4,867,270)
Total Net Increase (Decrease)	(3,683,212)	$(70,348,054)	(4,020,426)	$(75,470,722)

(1)	Includes In-Kind Redemptions during the year ended October 31, 2023.
(2)	Share transactions have been adjusted to reflect the effect of a 4 for 1 reverse share split on September 13, 2024 (See Note 16 of the Notes to Financial Statements).
(3)	Share transactions have been adjusted to reflect the effect of a 2 for 1 reverse share split on September 13, 2024 (See Note 16 of the Notes to Financial Statements).
13.
Redemption In-Kind:
In certain circumstances, a Fund may distribute portfolio securities as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, a Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; a Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital.
During the year ended October 31, 2023, 8,428,087 and 5,854,664 shares of the Dividend and Growth Fund and Growth Opportunities Fund, respectively, were redeemed in-kind. A net realized gain (loss) of ($7,936,735) and ($32,684,108) on investments for the Dividend and Growth Fund and Growth Opportunities Fund, respectively, delivered through the in-kind redemptions.
14.
Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated February 29, 2024. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as a commitment fee. From November 1, 2023 through February 29, 2024, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the year ended October 31, 2024, none of the Funds had borrowings under these facilities.

80

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

15.
Indemnifications:
Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
16.
Reverse Stock Split for Class C shares of the Growth Opportunities Fund, the MidCap Fund, the Small Cap Growth Fund, and the Small Company Fund:
The Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. approved a reverse stock split of the issued and outstanding Class C shares (the “Reverse Stock Split”) of each of the Growth Opportunities Fund, the MidCap Fund, the Small Cap Growth Fund, and the Small Company Fund. References to a "Fund" in this section refer only to the Growth Opportunities Fund, the MidCap Fund, the Small Cap Growth Fund, and the Small Company Fund. The Reverse Stock Split was completed after the close of business on September 13, 2024 (the “Effective Date”). As a result of the Reverse Stock Split, for each Class C share of a Fund that a shareholder owned as of the Effective Date, the shareholder received a proportional number of Class C shares of the same Fund with the same aggregate dollar value. Thus, the total dollar value of an investment in Class C shares of a Fund was unchanged and each shareholder continues to own the same percentage (by value) of the class of the same Fund immediately following the Reverse Stock Split as the shareholder owned immediately prior to the Reverse Stock Split. The Reverse Stock Split was not a taxable event, nor did it impact the net assets, operational results or total return of the Funds. The Reverse Stock Split was carried out in accordance with a stock split ratio set forth below, calculated to result in a net asset value per share that better aligns the share class prices of such Fund. The shares outstanding, NAV per share and other per share information have been updated in the accompanying financial statements and the financial highlights to reflect the effect of the Reverse Stock Split.
Name	Ratio
Growth Opportunities Fund	4:1
MidCap Fund	2:1
Small Cap Growth Fund	2:1
Small Company Fund	2:1
17.
Recent Accounting Pronouncement:
In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07 (“ASU 2023-07”), “Segment Reporting (“Topic 280”). ASU 2023-07 clarifies the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items. The guidance requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually and also applies to public entities with a single reportable segment. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. The amendments in this update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Funds' financial statements.
18.
Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

81

Report of Independent Registered Public Accounting Firm
To the Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. and Shareholders of The Hartford Capital Appreciation Fund, Hartford Core Equity Fund, The Hartford Dividend and Growth Fund, The Hartford Equity Income Fund, The Hartford Growth Opportunities Fund, The Hartford Healthcare Fund, The Hartford MidCap Fund, The Hartford MidCap Value Fund, The Hartford Small Cap Growth Fund, Hartford Small Cap Value Fund and The Hartford Small Company Fund

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Hartford Capital Appreciation Fund, Hartford Core Equity Fund, The Hartford Dividend and Growth Fund, The Hartford Equity Income Fund, The Hartford Healthcare Fund, The Hartford MidCap Fund, The Hartford MidCap Value Fund, Hartford Small Cap Value Fund and The Hartford Small Company Fund (nine of the funds constituting The Hartford Mutual Funds, Inc.) and The Hartford Growth Opportunities Fund, and The Hartford Small Cap Growth Fund (two of the funds constituting The Hartford Mutual Funds II, Inc.) (hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 26, 2024
We have served as the auditor of one or more investment companies in the Hartford Funds group of investment companies since 2020.

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Hartford Domestic Equity Funds
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

83

Hartford Domestic Equity Funds
Item 9. Proxy Disclosures for Open-End Management Investment Companies.

A special meeting of shareholders of The Hartford Growth Opportunities Fund (the "Fund") was held on December 13, 2023, which was ultimately adjourned until January 23, 2024 (“Shareholder Meeting”). At the Shareholder Meeting, shareholders of the Fund did not achieve the necessary quorum under the Investment Company Act of 1940, as amended, to approve the proposal to reclassify the Fund from a diversified investment company to a non-diversified investment company and eliminate a related fundamental diversification policy. As a result, the Fund remains diversified and remains subject to its related fundamental diversification policy. The final results of the Shareholder Meeting are below:

Shares Outstanding (as of Record Date (September 25, 2023)): 116,143,369
Total Shares Voted: 55,586,848
Percentage of Shares Voted: 47.86%
Votes For: 39,281,974
Percentage of Shares For: 70.67%
Votes Against: 8,312,958
Percentage of Shares Against: 14.95%
Votes Abstained: 7,991,916
Percentage of Shares Abstained: 14.38%

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Hartford Domestic Equity Funds
 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The response to this item is included under Item 7 of this form.

85

Hartford Domestic Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

The Hartford Mutual Funds, Inc.
The Hartford Mutual Funds II, Inc.
The Hartford Capital Appreciation Fund
Hartford Core Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Growth Opportunities Fund
The Hartford Healthcare Fund
The Hartford MidCap Fund
The Hartford MidCap Value Fund
The Hartford Small Cap Growth Fund
Hartford Small Cap Value Fund
The Hartford Small Company Fund

(each, a “Fund” and collectively, the “Funds”)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At their meeting held on September 11-12, 2024, the Boards of Directors (collectively, the “Board”) of The Hartford Mutual Funds, Inc. (“HMF”) and The Hartford Mutual Funds II, Inc. (“HMF II”), including the Independent Directors, unanimously voted to approve (i) the continuation of an investment management agreement by and between Hartford Funds Management Company, LLC (“HFMC”) and each of HMF, on behalf of each of The Hartford Capital Appreciation Fund, Hartford Core Equity Fund, The Hartford Dividend and Growth Fund, The Hartford Equity Income Fund, The Hartford MidCap Fund, The Hartford MidCap Value Fund, and Hartford Small Cap Value Fund and HMF II, on behalf of each of The Hartford Growth Opportunities Fund and The Hartford Small Cap Growth Fund (the “Management Agreement”); (ii) the continuation of a separate investment management agreement by and between HFMC and HMF, on behalf of each of The Hartford Healthcare Fund and The Hartford Small Company Fund (the “2013 Investment Management Agreement” and together with the Management Agreement, the “Management Agreements”); and (iii) the continuation of investment sub-advisory agreements (each, a “Sub-Advisory Agreement,” and together with the Management Agreements, the “Agreements”) between HFMC and each Fund’s sub-adviser, Wellington Management Company LLP (the “Sub-adviser” and together with HFMC, the “Advisers”), with respect to each Fund.
In the months preceding the September 11-12, 2024 meeting, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Directors and supporting materials relating to those questions and responses. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to each Fund, which included information furnished to the Board and its committees at their meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Agreements that was presented at the Board’s meetings held on June 11, 2024 and September 11-12, 2024. Information provided to the Board and its committees at their meetings throughout the year included, among other things, reports on Fund performance, legal, compliance and risk management matters, sales and marketing activity, shareholder services, and the other services provided to each Fund by the Advisers and their affiliates. The members of the Board also considered the materials and presentations by Fund officers and representatives of HFMC received at the Board’s meetings on June 11, 2024 and September 11-12, 2024 concerning the Agreements and at the special meeting of the Board’s Investment Committee on May 23, 2024 concerning Fund performance and other investment-related matters.
The Independent Directors engaged service providers to assist them with evaluating the Agreements with respect to each Fund, as applicable. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Board with reports on how each Fund’s contractual management fees, actual management fees, total expense ratios and investment performance compared to those of an appropriate group of investment companies selected by Broadridge. The Independent Directors also engaged an independent consultant (the “Consultant”) to assist them in evaluating each Fund’s fees and expenses.
In determining whether to approve the continuation of the Agreements for a Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements. Throughout the evaluation process, the Board was assisted by counsel for the Funds and the Independent Directors were also separately assisted by

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Hartford Domestic Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

independent legal counsel. In connection with their deliberations, the Independent Directors met separately with independent legal counsel and the Consultant on June 7, 2024 and in executive session on several occasions to consider their responsibilities under relevant laws and regulations and to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the continuation of the Agreements. As a result of the discussions that occurred during the June 7, 2024 and June 11, 2024 meetings, the Independent Directors presented HFMC and its affiliates with requests for additional information on certain topics. HFMC responded to these requests with additional information in connection with the September 11-12, 2024 meeting. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the continuation of the Agreements is provided below.
Nature, Extent and Quality of Services Provided by the Advisers
The Board requested and considered information concerning the nature, extent and quality of the services provided to each Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. The Board considered each Adviser’s reputation and overall financial strength, as well as each Adviser’s willingness to consider and implement organizational and operational changes designed to enhance services to the funds managed by HFMC and its affiliates (the “Hartford funds”). In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Funds and other Hartford funds.
The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board reviewed information about each Adviser’s compliance policies and procedures and compliance history, and a report from the Funds’ Chief Compliance Officer about each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulators. The Board also noted the Advisers’ support of the Funds’ compliance control structure, as applicable, including the resources devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the Funds’ risk management programs, as well as the efforts of the Advisers to address cybersecurity risks. The Board also considered HFMC’s investments in business continuity planning designed to benefit the Funds. The Board also noted HFMC’s commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes to the market, regulatory and control environments in which the Funds and their service providers operate.
With respect to HFMC, the Board noted that, under the Management Agreements, HFMC is responsible for the management of the Funds, including oversight of fund operations and service providers, and the provision of investment advisory and administrative services in connection with selecting, monitoring and supervising the Sub-adviser. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC that were not delegated to or assumed by the Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and ongoing oversight of the Hartford funds’ portfolio managers. The Board noted that HFMC has demonstrated a record of initiating changes to the portfolio management and/or investment strategies of the Hartford funds when warranted. The Board considered HFMC’s periodic due diligence reviews of the Sub-adviser and ongoing oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by the Sub-adviser, and approach to risk management with respect to the Funds. The Board considered HFMC’s oversight of the securities lending program for the Funds that engage in securities lending and noted the income earned by the Funds that participate in such program. The Board also considered HFMC’s day-to-day oversight of each Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s oversight in this regard. Moreover, the Board considered HFMC’s oversight of potential conflicts of interest between the Funds’ investments and those of other funds or accounts, if any, managed by the Funds’ portfolio management personnel.
In addition, the Board considered HFMC’s overall strategic plan for, and ongoing commitment to review and re-assess, the Hartford funds product line-up. The Board also considered the expenses that HFMC had incurred, as well as the risks HFMC had assumed, in connection with the launch of new funds and changes to existing Hartford funds in recent years. The Board considered that HFMC is responsible for providing the Funds’ officers.
With respect to the Sub-adviser, which provides certain day-to-day portfolio management services for the Funds, subject to oversight by HFMC, the Board considered, among other things, the Sub-adviser’s investment personnel, investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s), and the Sub-adviser’s method for compensating the portfolio manager(s). The Board also considered the Sub-adviser’s succession planning practices to ensure continuity of portfolio management services provided to the Funds and HFMC’s oversight of these practices.

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Hartford Domestic Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board considered the benefits to shareholders of being part of the family of Hartford funds, including, with respect to certain share classes, the right to exchange investments between the same class of shares without a sales charge, the ability to reinvest Fund dividends into other Hartford funds (excluding the Hartford funds that are either an exchange-traded fund or a closed-end fund), and the ability to combine holdings in a Fund with holdings in other Hartford funds (excluding the Hartford funds that are either an exchange-traded fund or a closed-end fund) and 529 plans for which HFMC serves as the program manager to obtain a reduced sales charge. The Board considered HFMC’s efforts to provide investors in the Hartford funds with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in sponsoring and providing ongoing services to new funds to expand these opportunities for shareholders. In addition, the Board observed that in the marketplace there are a range of investment options available to each Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have chosen to invest in the Fund.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by HFMC and the Sub-adviser.
Performance of each Fund and the Advisers
The Board considered the investment performance of each Fund. In this regard, the Board reviewed the performance of each Fund over different time periods and evaluated HFMC’s analysis of each Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Broadridge comparing the investment performance of each Fund to an appropriate universe of peer funds. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating a Hartford fund’s investment performance, the Board recognized the limitations of such data, including that notable differences may exist between a Hartford fund and its peers. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.
The Board considered the detailed investment analytics reports provided by HFMC’s Investment Advisory Group throughout the year, including in connection with the approval of the continuation of the Agreements. These reports included, among other things, information on each Fund’s gross returns and net returns, the Fund’s investment performance compared to one or more appropriate benchmarks and relevant groups or categories of peer funds, various statistics concerning the Fund’s portfolio, a narrative summary of various factors affecting Fund performance, and commentary on the effect of current and recent market conditions. The Board also noted that, for The Hartford Capital Appreciation Fund, the Fund utilizes a multiple sleeve structure whereby each sleeve uses a different investment style and considered the performance attributions of the underlying portfolio managers. The Board considered the Advisers’ work with the Investment Committee, which assists the Board in evaluating the performance of each Fund at periodic meetings throughout the year and specifically with respect to the approval of the continuation of the Agreements. The Board considered that the Investment Committee, in its evaluation of investment performance at meetings throughout the year, focused particular attention on information indicating less favorable performance of certain Hartford funds for specific time periods and discussed with HFMC’s Investment Advisory Group the reasons for such performance as well as any specific actions that the Advisers had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions. The Board also considered information provided by the Consultant relating to each Fund’s performance track record.
Based on these considerations, the Board concluded that it had continued confidence in HFMC’s and the Sub-adviser’s overall capabilities to manage the Funds.
Costs of the Services and Profitability of the Advisers
The Board reviewed information regarding HFMC’s cost to provide investment management and related services to each Fund and HFMC’s profitability, both overall and for each Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to each Fund and all aspects of their relationship with the Fund, including information regarding profitability trends over time and information provided by Broadridge analyzing the profitability of investment managers to other fund complexes. The Board also requested and received information relating to the operations and profitability of the Sub-adviser. The Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by HFMC and not the Funds. Accordingly, the Board concluded that the profitability of the Sub-adviser is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreements.

88

Hartford Domestic Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board considered that the Independent Directors’ prior independent consultant had previously reviewed the methodologies and estimates used by HFMC in calculating profitability in connection with the continuation of the Management Agreements, including a description of the methodology used to allocate certain expenses. The Board noted that the prior independent consultant previously reported that such process is reasonable, sound and consistent with common industry practice. The Board noted that HFMC’s process for calculating and reporting Fund profitability is consistent with the process previously reviewed by the prior independent consultant.
Based on these considerations, the Board concluded that the profits realized by HFMC and its affiliates from their relationships with each Fund were not excessive.
Comparison of Fees and Services Provided by the Advisers
The Board considered comparative information with respect to the services rendered to and the management fees to be paid by each Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the Sub-adviser with respect to each Fund. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule for each Fund and the amount of the management fee retained by HFMC, and total operating expenses for each Fund. The Board also reviewed information from Broadridge comparing each Fund’s contractual management fees, actual management fees and total expense ratios relative to an appropriate group of funds selected by Broadridge. For details regarding each Fund’s fees and expenses, see the Fund-by-Fund synopsis below.
The Board considered the methodology used by Broadridge to select the funds included in the expense groups. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise given, among other differences, the different service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Broadridge assisted the Board in evaluating the reasonableness of each Fund’s fees and total operating expenses. In addition, the Board considered the independent analysis and views of the Consultant regarding each Fund’s fees and total operating expenses in the context of the Fund’s investment performance.
The Board also considered that HFMC provides nondiscretionary investment advisory services to model portfolios that pursue investment objectives and investment strategies similar to those of the Hartford Core Equity Fund and The Hartford Dividend and Growth Fund. The Board also received information regarding fees charged by the Sub-adviser to any other clients with investment strategies similar to those of the Funds, including any institutional separate account clients and registered fund clients for which the Sub-adviser serves as either primary investment adviser or sub-adviser. The Board considered the explanations provided by the Sub-adviser about any differences between the Sub-adviser’s services to the Funds and the services the Sub-adviser provides to other types of clients. In this regard, the Board reviewed information about the generally broader scope of services and compliance, reporting and other legal burdens and risks of managing registered funds compared with those associated with managing assets of non-registered fund clients such as institutional separate accounts.
Based on these considerations, the Board concluded that each Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services provided.
Economies of Scale
The Board considered information regarding economies of scale, including the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund. The Board reviewed the breakpoints in the management fee schedule for each Fund, if any, which reduce fee rates as the Fund’s assets grow over time. The Board recognized that a Fund with assets beyond the highest breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower effective management fee rates. The Board also recognized that a fee schedule that reaches a breakpoint at a lower asset level provides shareholders with the benefit of anticipated or potential economies of scale. The Board considered that expense limitations and fee waivers that reduce a Fund’s expenses at all asset levels can have the same effect as breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if the Fund’s assets decline. In addition, the Board considered that initially setting competitive fee rates, pricing a Fund to scale at inception, and making additional investments intended to enhance services available to shareholders are other means of sharing anticipated or potential economies of scale with shareholders. The Board also considered that HFMC has been active in managing expenses of the Hartford funds in recent years, which has resulted in benefits being realized by shareholders. The Board also noted that, for Hartford Small Cap Value Fund, the Fund’s current low asset levels have kept the Fund from fully realizing the benefits of anticipated or potential economies of scale. The Board considered HFMC’s assessment of the low asset levels for the Hartford Small Cap Value Fund.

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Hartford Domestic Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board reviewed and evaluated materials from Broadridge showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC and Broadridge, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.
After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale, if any, would be shared for the benefit of each Fund’s shareholders based on currently available information and the effective management fees and total expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor any future growth in each Fund’s assets and the appropriateness of additional management fee breakpoints or other methods to share benefits from economies of scale as part of its future review of the Agreements.
Other Benefits
The Board considered other benefits to the Advisers and their affiliates from their relationships with the Funds.
The Board noted that HFMC receives fees for fund accounting and related services from the Funds, and the Board considered information on the profitability to HFMC from providing such services to the Funds. The Board also considered that each Fund pays a transfer agency fee to Hartford Administrative Services Company (“HASCO”), an affiliate of HFMC, equal to the lesser of: (i) the actual costs incurred by HASCO in connection with the provisions of transfer agency services, including payments made to sub-transfer agents, plus a reasonable target profit margin; or (ii) a specified amount as set forth in the Transfer Agency and Service Agreement by and between HMF and HMF II, on behalf of their respective Funds, and HASCO. The Board reviewed information about the profitability to HASCO of the Funds’ transfer agency function. The Board considered information provided by HFMC indicating that the transfer agency fees charged by HASCO to the Funds were fair and reasonable based on available industry data about fees charged by transfer agents to other mutual funds. The Board also noted that HFMC and HASCO had delegated certain fund accounting services and transfer agency services, respectively, to external service providers, subject to oversight.
The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Funds. The Board noted that, as principal underwriter, HFD receives distribution and service fees from the Funds and receives all or a portion of the sales charges on sales or redemptions of certain classes of shares. The Board considered that HFD has entered into an agreement with Wellington and Wellington Trust Company NA to provide certain marketing support services in connection with certain collective investment trust vehicles managed by Wellington.
The Board considered the benefits, if any, to the Sub-adviser from any use of a Fund’s brokerage commissions to obtain soft dollar research.
Fund-by-Fund Factors
For purposes of evaluating a Fund’s performance, the Board considered the Fund’s performance relative to similarly managed funds and the Fund’s performance relative to its benchmark. In particular, the Board considered the Fund’s performance of its Class A shares (net of all fees and expenses), as of March 31, 2024, and compared that performance to the Fund’s peer universe, which includes all funds within the same classification or category, as determined by Broadridge. The Board considered the Fund’s performance relative to its peer universe by evaluating its quintile ranking, with the 1st quintile representing the top performing funds within a peer universe and the 5th quintile representing the lowest performing funds. For purposes of evaluating the Fund’s performance relative to its benchmark, the Board considered the Fund’s performance of its Class I shares (net of all fees and expenses) as of March 31, 2024. The Board considered Fund performance to be “in line with” a Fund’s benchmark where it was 50 basis points above or below the benchmark return. With respect to fees and expenses, the Board considered the Fund’s contractual management fee, actual management fee, and total operating expenses of its Class A shares, as compared to the Fund’s expense peer group, which includes a group of similarly sized funds selected by Broadridge.
The Hartford Capital Appreciation Fund
•
The Board noted that the Fund’s performance was in the 4th quintile versus its peer universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods. The Board noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 4th quintile of its expense group.

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Hartford Domestic Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Hartford Core Equity Fund
•
The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the 1-year period and the 4th quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods. The Board noted upcoming changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 1st quintile of its expense group.
The Hartford Dividend and Growth Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee, actual management fee and its total expenses were in the 3rd quintile.
The Hartford Equity Income Fund
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1-year period and the 3rd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period and in line with its benchmark for the 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 3rd quintile of its expense group.
The Hartford Growth Opportunities Fund
•
The Board noted that the Fund’s performance was in the 1st quintile versus its peer universe for the 1-year period and the 3rd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period and below its benchmark for the 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 3rd quintile of its expense group.
The Hartford Healthcare Fund
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1- and 3-year periods and the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-year period and below its benchmark for the 3- and 5-year periods. The Board noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 5th quintile of its expense group.
The Hartford MidCap Fund
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1- and 5-year periods and the 4th quintile for the 3-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods. The Board noted upcoming changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee and actual management fee were in the 3rd quintile and its total expenses were in the 4th quintile.

91

Hartford Domestic Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Hartford MidCap Value Fund
•
The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the 1-year period and the 2nd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period and above its benchmark for the 3- and 5-year periods. The Board noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee and total expenses were in the 3rd quintile of its expense group, while its actual management fee was in the 4th quintile.
The Hartford Small Cap Growth Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1-year period, the 4th quintile for the 3-year period, and the 5th quintile for the 5-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period, in line with its benchmark for the 3-year period, and below its benchmark for the 5-year period. The Board noted upcoming changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its actual management fee was in the 3rd quintile and its total expenses were in the 4th quintile. The Board also noted that HASCO had contractually agreed to limit its transfer agency fee for Class Y shares of the Fund.
Hartford Small Cap Value Fund
•
The Board noted that the Fund’s performance was in the 4th quintile versus its peer universe for the 1- and 5-year periods and the 5th quintile for the 3-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period and above its benchmark for the 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its actual management fee and total expenses were in the 3rd quintile. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
The Hartford Small Company Fund
•
The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the 1- and 5-year periods and the 5th quintile for the 3-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1- and 5-year periods and below its benchmark for the 3-year period.
•
The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its actual management fee was in the 3rd quintile and its total expenses were in the 4th quintile.
 * * * *
Based upon the review of the factors summarized above, among others, the Board concluded that it is in the best interests of each Fund and its shareholders for the Board to approve the continuation of the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

92

Hartford Domestic Equity Funds
Index Glossary for Indices Included in the Annual Shareholder Reports (Unaudited)

Russell 1000 Growth Index  (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell
1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the
Russell 3000 Index based on their market capitalization and current index membership.

Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
is designed to measure the performance of the 1,000 largest
companies in the Russell 3000 Index. The Russell 3000 Index is
designed to measure the performance of the 3,000 largest US
companies based on total market capitalizations.

Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap growth segment of the US equity universe. It includes those
Russell Midcap Index companies with relatively higher price-to-book ratios, higher I/B/E/S forecast medium term (2 year) growth and higher sales per share historical growth (5 years).

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000
Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell
2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.

Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000
Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.

Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell
3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index is designed to measure the performance of the 3,000 largest US companies based on their market capitalization.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest US companies based on total market capitalization.
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap value segment of the US equity universe. It includes those Russell
Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index composed of 500 widely held common stocks.
S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market
capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the
Global Industry Classification Standard (GICS®) health care sector.

S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index designed to measure the performance of the mid-cap segment of the market. The index is composed of 400 constituent companies.

93

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFAR-DE24 12/24 Printed in the U.S.A.

Hartford Multi-Strategy Funds
Annual Financial Statements
and Other Information
October 31, 2024
◼The Hartford Balanced Income Fund
◼The Hartford Checks and Balances Fund
◼The Hartford Conservative Allocation Fund
◼The Hartford Growth Allocation Fund
◼Hartford Moderate Allocation Fund
◼Hartford Multi-Asset Income Fund
◼Hartford Real Asset Fund

Hartford Multi-Strategy Funds
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
The Hartford Balanced Income Fund	3
The Hartford Checks and Balances Fund	30
The Hartford Conservative Allocation Fund	31
The Hartford Growth Allocation Fund	32
Hartford Moderate Allocation Fund	33
Hartford Multi-Asset Income Fund	34
Hartford Real Asset Fund (Consolidated)	56
Glossary	60
Statements of Assets and Liabilities:
The Hartford Balanced Income Fund	61
The Hartford Checks and Balances Fund	61
The Hartford Conservative Allocation Fund	61
The Hartford Growth Allocation Fund	61
Hartford Moderate Allocation Fund	63
Hartford Multi-Asset Income Fund	63
Hartford Real Asset Fund (Consolidated)	63
Statements of Operations:
The Hartford Balanced Income Fund	65
The Hartford Checks and Balances Fund	65
The Hartford Conservative Allocation Fund	65
The Hartford Growth Allocation Fund	65
Hartford Moderate Allocation Fund	67
Hartford Multi-Asset Income Fund	67
Hartford Real Asset Fund (Consolidated)	67
Statements of Changes in Net Assets:
The Hartford Balanced Income Fund	69
The Hartford Checks and Balances Fund	69
The Hartford Conservative Allocation Fund	70
The Hartford Growth Allocation Fund	70
Hartford Moderate Allocation Fund	71
Hartford Multi-Asset Income Fund	71
Hartford Real Asset Fund (Consolidated)	72
Financial Highlights:
The Hartford Balanced Income Fund	73
The Hartford Checks and Balances Fund	74
The Hartford Conservative Allocation Fund	75
The Hartford Growth Allocation Fund	76
Hartford Moderate Allocation Fund	77
Hartford Multi-Asset Income Fund	78

Hartford Multi-Strategy Funds

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
The Hartford Balanced Income Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.2%
	Commercial Services - 0.0%
$ 1,847,000	Global Payments, Inc. 1.50%, 03/01/2031(1)	$1,761,114
	Healthcare - Products - 0.0%
1,379,000	Insulet Corp. 0.38%, 09/01/2026	1,622,393
	Home Builders - 0.0%
1,517,000	Meritage Homes Corp. 1.75%, 05/15/2028(1)	1,610,296
	Internet - 0.0%
1,707,000	Uber Technologies, Inc. 0.88%, 12/01/2028(1)	2,056,935
	Leisure Time - 0.0%
1,000,000	Carnival Corp. 5.75%, 12/01/2027	1,826,000
	Machinery-Diversified - 0.0%
1,293,000	Middleby Corp. 1.00%, 09/01/2025	1,418,680
	Oil & Gas - 0.0%
1,175,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029	1,357,713
	Real Estate Investment Trusts - 0.1%
	Rexford Industrial Realty LP
1,650,000	4.13%, 03/15/2029(1)	1,648,350
800,000	4.38%, 03/15/2027(1)	796,000
		2,444,350
	Semiconductors - 0.1%
1,410,000	Microchip Technology, Inc. 0.75%, 06/01/2030(1)(2)	1,357,125
1,925,000	ON Semiconductor Corp. 0.50%, 03/01/2029	1,921,727
		3,278,852
	Total Convertible Bonds (cost $16,374,717)	$17,376,333
CORPORATE BONDS - 46.2%
	Advertising - 0.1%
	Clear Channel Outdoor Holdings, Inc.
1,125,000	7.50%, 06/01/2029(1)(2)	$961,433
725,000	7.88%, 04/01/2030(1)	739,205
4,785,000	9.00%, 09/15/2028(1)(2)	5,025,805
1,460,000	Lamar Media Corp. 3.75%, 02/15/2028	1,387,826
		8,114,269
	Aerospace/Defense - 1.2%
	BAE Systems PLC
13,355,000	5.13%, 03/26/2029(1)	13,480,004
8,925,000	5.25%, 03/26/2031(1)	9,065,207
13,806,000	5.30%, 03/26/2034(1)	13,964,022
3,185,000	5.50%, 03/26/2054(1)	3,213,222
	Boeing Co.
10,614,000	5.04%, 05/01/2027	10,574,787
6,900,000	5.71%, 05/01/2040	6,637,595
5,400,000	5.81%, 05/01/2050	5,093,076
6,830,000	6.30%, 05/01/2029(1)	7,073,865
8,175,000	6.39%, 05/01/2031(1)	8,553,442
4,260,000	6.86%, 05/01/2054(1)	4,567,688
3,630,000	HEICO Corp. 5.25%, 08/01/2028	3,685,533
	L3Harris Technologies, Inc.
4,160,000	5.05%, 06/01/2029	4,192,940
11,830,000	5.25%, 06/01/2031	11,996,357
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Aerospace/Defense - 1.2% - (continued)
	Lockheed Martin Corp.
$ 3,885,000	4.50%, 05/15/2036(2)	$3,716,212
3,795,000	5.20%, 02/15/2064	3,699,253
	Northrop Grumman Corp.
5,215,000	4.03%, 10/15/2047	4,244,056
18,600,000	5.20%, 06/01/2054	18,054,027
	RTX Corp.
5,000,000	3.75%, 11/01/2046	3,894,371
4,140,000	6.00%, 03/15/2031	4,384,812
4,040,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(1)	4,357,188
	TransDigm, Inc.
50,000	4.88%, 05/01/2029	47,756
3,000,000	5.50%, 11/15/2027	2,973,756
795,000	6.63%, 03/01/2032(1)	808,459
1,565,000	6.75%, 08/15/2028(1)	1,598,586
535,000	7.13%, 12/01/2031(1)	553,603
		150,429,817
	Agriculture - 0.6%
8,425,000	Archer-Daniels-Midland Co. 4.50%, 08/15/2033	8,163,903
	BAT Capital Corp.
8,515,000	3.22%, 09/06/2026	8,278,379
4,550,000	5.83%, 02/20/2031	4,693,856
6,999,000	Cargill, Inc. 2.13%, 11/10/2031(1)	5,874,727
1,515,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	1,504,583
	MHP Lux SA
2,434,000	6.25%, 09/19/2029(3)	1,900,005
882,000	6.95%, 04/03/2026(3)	793,818
	Philip Morris International, Inc.
3,700,000	4.75%, 11/01/2031	3,641,429
10,885,000	5.13%, 02/15/2030	11,019,133
14,100,000	5.50%, 09/07/2030	14,530,221
	Reynolds American, Inc.
2,216,000	4.45%, 06/12/2025	2,208,122
6,000,000	5.85%, 08/15/2045	5,787,807
		68,395,983
	Airlines - 0.0%
1,500,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	1,558,753
	Apparel - 0.0%
	Crocs, Inc.
1,769,000	4.13%, 08/15/2031(1)	1,549,595
1,575,000	4.25%, 03/15/2029(1)	1,444,594
		2,994,189
	Auto Manufacturers - 0.3%
	Ford Motor Credit Co. LLC
6,930,000	2.30%, 02/10/2025	6,868,055
2,635,000	3.38%, 11/13/2025	2,584,573
585,000	5.30%, 09/06/2029	572,649
14,670,000	General Motors Financial Co., Inc. 1.50%, 06/10/2026	13,899,381
17,875,000	Mercedes-Benz Finance North America LLC 5.20%, 08/03/2026(1)	18,028,739
		41,953,397
The accompanying notes are an integral part of these financial statements.

3

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Auto Parts & Equipment - 0.0%
$ 1,420,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 05/15/2028(1)	$1,453,552
720,000	Nemak SAB de CV 3.63%, 06/28/2031(1)	573,018
		2,026,570
	Beverages - 1.3%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
15,055,000	4.70%, 02/01/2036	14,509,096
10,971,000	4.90%, 02/01/2046	10,242,660
	Anheuser-Busch InBev Worldwide, Inc.
3,440,000	4.38%, 04/15/2038	3,170,064
1,499,000	4.60%, 04/15/2048	1,360,912
16,755,000	5.00%, 06/15/2034	16,838,692
12,950,000	5.55%, 01/23/2049	13,215,032
	Bacardi Ltd.
6,215,000	2.75%, 07/15/2026(1)	5,981,900
10,960,000	4.45%, 05/15/2025(1)	10,922,584
5,365,000	5.15%, 05/15/2038(1)	5,025,467
	Bacardi Ltd./Bacardi-Martini BV
2,395,000	5.25%, 01/15/2029(1)	2,405,302
10,175,000	5.40%, 06/15/2033(1)	10,116,291
1,875,000	5.90%, 06/15/2043(1)	1,847,056
714,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(1)	684,896
	Coca-Cola Co.
5,525,000	4.65%, 08/14/2034	5,440,448
17,950,000	5.00%, 05/13/2034	18,232,382
15,820,000	5.30%, 05/13/2054	15,939,754
	PepsiCo, Inc.
11,070,000	4.80%, 07/17/2034	11,007,906
9,285,000	5.25%, 07/17/2054	9,327,081
9,595,000	Pernod Ricard International Finance LLC 1.63%, 04/01/2031(1)	7,802,178
		164,069,701
	Biotechnology - 0.6%
19,500,000	Amgen, Inc. 5.60%, 03/02/2043	19,515,441
3,965,000	Gilead Sciences, Inc. 2.60%, 10/01/2040	2,822,878
5,999,000	Illumina, Inc. 5.75%, 12/13/2027	6,157,679
	Royalty Pharma PLC
17,575,000	1.75%, 09/02/2027	16,206,741
14,835,000	2.20%, 09/02/2030	12,671,132
10,305,000	3.35%, 09/02/2051	6,771,969
2,085,000	5.15%, 09/02/2029	2,097,644
2,360,000	5.40%, 09/02/2034	2,343,322
		68,586,806
	Chemicals - 0.6%
	Avient Corp.
270,000	6.25%, 11/01/2031(1)	270,790
2,690,000	7.13%, 08/01/2030(1)	2,766,353
1,620,000	Axalta Coating Systems Dutch Holding B BV 7.25%, 02/15/2031(1)	1,692,973
	Braskem Netherlands Finance BV
4,489,000	4.50%, 01/31/2030(3)	3,902,974
270,000	7.25%, 02/13/2033(1)	261,730
2,430,000	8.00%, 10/15/2034(1)	2,423,925
520,000	8.50%, 01/12/2031(1)	538,532
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Chemicals - 0.6% - (continued)
	Celanese U.S. Holdings LLC
$ 29,400,000	6.17%, 07/15/2027	$30,066,608
550,000	6.33%, 07/15/2029	568,820
6,690,000	6.55%, 11/15/2030	7,010,243
8,670,000	6.70%, 11/15/2033	9,217,354
	Chemours Co.
650,000	4.63%, 11/15/2029(1)	564,336
610,000	5.75%, 11/15/2028(1)	563,073
800,000	Hanwha Totalenergies Petrochemical Co. Ltd. 5.50%, 07/18/2029(3)	808,810
2,005,000	Mativ Holdings, Inc. 8.00%, 10/01/2029(1)	2,040,198
2,115,000	NOVA Chemicals Corp. 8.50%, 11/15/2028(1)	2,242,446
	OCP SA
1,969,000	7.50%, 05/02/2054(1)	2,037,915
1,085,000	7.50%, 05/02/2054(3)	1,123,190
4,150,000	Olympus Water U.S. Holding Corp. 9.75%, 11/15/2028(1)	4,402,772
1,590,000	Sasol Financing USA LLC 5.50%, 03/18/2031	1,371,713
6,835,000	Sherwin-Williams Co. 2.90%, 03/15/2052(2)	4,350,651
640,000	Tronox, Inc. 4.63%, 03/15/2029(1)(2)	580,664
	UPL Corp. Ltd.
400,000	4.50%, 03/08/2028(3)	360,810
410,000	4.63%, 06/16/2030(3)	350,058
		79,516,938
	Commercial Banks - 9.5%
EUR 700,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(3)(4)	801,887
	Banca Transilvania SA
2,010,000	7.25%, 12/07/2028, (7.25% fixed rate until 12/07/2027; 1 yr. EURIBOR ICE Swap + 4.29% thereafter)(3)(4)	2,340,298
3,140,000	8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(3)(4)	3,616,197
	Banco de Credito del Peru SA
$ 409,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 yr. USD CMT + 3.00% thereafter)(1)(4)	398,732
350,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 yr. USD CMT + 3.00% thereafter)(3)(4)	341,213
460,000	3.25%, 09/30/2031, (3.25% fixed rate until 09/30/2026; 5 yr. USD CMT + 2.45% thereafter)(3)(4)	430,809
365,000	5.85%, 01/11/2029(1)	372,047
1,122,000	Banco de Credito e Inversiones SA 3.50%, 10/12/2027(3)	1,073,202
10,800,000	Banco Santander SA 5.54%, 03/14/2030, (5.54% fixed rate until 03/14/2029; 1 yr. USD CMT + 1.45% thereafter)(4)	10,940,318
830,000	Bancolombia SA 4.63%, 12/18/2029, (4.63% fixed rate until 12/18/2024; 5 yr. USD CMT + 2.94% thereafter)(4)	826,140
The accompanying notes are an integral part of these financial statements.

4

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Commercial Banks - 9.5% - (continued)
	Bank of America Corp.
$ 32,755,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(4)	$26,867,132
8,980,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD Term SOFR + 1.25% thereafter)(4)	7,940,048
8,800,000	2.68%, 06/19/2041, (2.68% fixed rate until 06/19/2040; 6 mo. USD SOFR + 1.93% thereafter)(4)	6,290,731
10,000,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD Term SOFR + 1.77% thereafter)(4)	9,744,105
6,550,000	3.82%, 01/20/2028, (3.82% fixed rate until 01/20/2027; 3 mo. USD Term SOFR + 1.84% thereafter)(4)	6,416,902
10,420,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD Term SOFR + 1.47% thereafter)(4)	10,028,294
3,625,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD Term SOFR + 3.41% thereafter)(4)	2,971,473
3,225,000	4.24%, 04/24/2038, (4.24% fixed rate until 04/24/2037; 3 mo. USD Term SOFR + 2.08% thereafter)(4)	2,914,569
8,935,000	4.33%, 03/15/2050, (4.33% fixed rate until 03/15/2049; 3 mo. USD Term SOFR + 1.78% thereafter)(4)	7,663,247
16,645,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(4)	16,520,550
18,230,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(4)	18,616,395
	Bank of New York Mellon Corp.
12,980,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(4)	13,033,527
11,035,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(4)	11,650,039
8,460,000	6.47%, 10/25/2034, (6.47% fixed rate until 10/25/2033; 6 mo. USD SOFR + 1.85% thereafter)(4)	9,243,293
EUR 690,000	Bank Polska Kasa Opieki SA 5.50%, 11/23/2027, (5.50% fixed rate until 11/23/2026; 3 mo. EURIBOR + 2.40% thereafter)(3)(4)	776,098
	Barclays PLC
$ 7,295,000	4.84%, 09/10/2028, (4.84% fixed rate until 09/10/2027; 6 mo. USD SOFR + 1.34% thereafter)(4)	7,260,488
6,095,000	4.94%, 09/10/2030, (4.94% fixed rate until 09/10/2029; 6 mo. USD SOFR + 1.56% thereafter)(4)	6,026,585
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Commercial Banks - 9.5% - (continued)
$ 14,330,000	5.69%, 03/12/2030, (5.69% fixed rate until 03/12/2029; 6 mo. USD SOFR + 1.74% thereafter)(4)	$14,584,717
10,000,000	5.83%, 05/09/2027, (5.83% fixed rate until 05/09/2026; 6 mo. USD SOFR + 2.21% thereafter)(4)	10,119,306
13,425,000	7.39%, 11/02/2028, (7.39% fixed rate until 11/02/2027; 1 yr. USD CMT + 3.30% thereafter)(4)	14,287,623
17,220,000	9.63%, 12/15/2029, (9.63% fixed rate until 12/15/2029; 5 yr. USD ICE Swap + 5.78% thereafter)(4)(5)	18,948,526
	BBVA Bancomer SA
3,135,000	8.13%, 01/08/2039, (8.13% fixed rate until 01/08/2034; 5 yr. USD CMT + 4.21% thereafter)(1)(4)	3,226,059
2,130,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(4)	2,240,198
	BNP Paribas SA
5,200,000	1.90%, 09/30/2028, (1.90% fixed rate until 09/30/2027; 6 mo. USD SOFR + 1.61% thereafter)(1)(4)	4,770,332
1,170,000	7.38%, 09/10/2034, (7.38% fixed rate until 09/10/2034; 5 yr. USD CMT + 3.54% thereafter)(1)(4)(5)	1,180,551
	BPCE SA
3,100,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 6 mo. USD SOFR + 1.09% thereafter)(1)(4)	2,924,236
5,300,000	5.20%, 01/18/2027(1)	5,345,909
9,980,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(4)	10,494,918
	Ceska sporitelna AS
EUR 1,700,000	0.50%, 09/13/2028, (0.50% fixed rate until 09/13/2027; 3 mo. EURIBOR + 0.78% thereafter)(3)(4)	1,681,743
300,000	4.82%, 01/15/2030, (4.82% fixed rate until 01/15/2029; 3 mo. EURIBOR + 2.25% thereafter)(3)(4)	338,798
	Citigroup, Inc.
$ 2,450,000	3.07%, 02/24/2028, (3.07% fixed rate until 02/24/2027; 6 mo. USD SOFR + 1.28% thereafter)(2)(4)	2,358,251
17,920,000	4.66%, 05/24/2028, (4.66% fixed rate until 05/24/2027; 6 mo. USD SOFR + 1.89% thereafter)(4)	17,861,556
10,630,000	6.17%, 05/25/2034, (6.17% fixed rate until 05/25/2033; 6 mo. USD SOFR + 2.66% thereafter)(4)	11,015,838
	Citizens Financial Group, Inc.
12,125,000	5.72%, 07/23/2032, (5.72% fixed rate until 07/23/2031; 6 mo. USD SOFR + 1.91% thereafter)(4)	12,239,811
2,420,000	5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(4)	2,471,305
The accompanying notes are an integral part of these financial statements.

5

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Commercial Banks - 9.5% - (continued)
	Credit Agricole SA
$ 5,076,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 6 mo. USD SOFR + 1.68% thereafter)(1)(4)	$4,972,023
9,755,000	6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 1.86% thereafter)(1)(4)	10,200,575
	Danske Bank AS
6,504,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(4)	6,306,714
4,495,000	5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(4)	4,586,296
	Deutsche Bank AG
5,000,000	2.13%, 11/24/2026, (2.13% fixed rate until 11/24/2025; 6 mo. USD SOFR + 1.87% thereafter)(4)	4,844,084
22,845,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(4)	21,615,207
7,340,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 6 mo. USD SOFR + 1.32% thereafter)(4)	6,939,497
12,784,000	3.55%, 09/18/2031, (3.55% fixed rate until 09/18/2030; 6 mo. USD SOFR + 3.04% thereafter)(4)	11,610,343
8,670,000	5.00%, 09/11/2030, (5.00% fixed rate until 09/11/2029; 6 mo. USD SOFR + 1.70% thereafter)(4)	8,535,449
5,540,000	5.41%, 05/10/2029	5,623,039
6,230,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 6 mo. USD SOFR + 3.18% thereafter)(4)	6,492,329
EUR 1,400,000	Erste & Steiermaerkische Banka DD 4.88%, 01/31/2029, (4.88% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.20% thereafter)(3)(4)	1,567,384
$ 3,175,000	First Abu Dhabi Bank PJSC 6.32%, 04/04/2034, (6.32% fixed rate until 10/04/2028; 5 yr. USD CMT + 1.70% thereafter)(3)(4)	3,265,316
	Freedom Mortgage Corp.
1,239,000	7.63%, 05/01/2026(1)	1,243,462
1,200,000	12.00%, 10/01/2028(1)	1,296,543
300,000	12.25%, 10/01/2030(1)	330,423
	Goldman Sachs Group, Inc.
26,510,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 6 mo. USD SOFR + 0.79% thereafter)(4)	25,422,572
4,185,000	3.44%, 02/24/2043, (3.44% fixed rate until 02/24/2042; 6 mo. USD SOFR + 1.63% thereafter)(4)	3,236,017
14,867,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD Term SOFR + 1.63% thereafter)(4)	12,904,045
16,250,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(4)	16,037,520
4,725,000	5.02%, 10/23/2035, (5.02% fixed rate until 10/23/2034; 6 mo. USD SOFR + 1.42% thereafter)(4)	4,613,518
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Commercial Banks - 9.5% - (continued)
$ 16,440,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(4)	$16,477,967
2,515,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(4)	2,585,741
13,785,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(4)	14,543,951
	Golomt Bank
460,000	11.00%, 05/20/2027(1)	480,148
385,000	11.00%, 05/20/2027(3)	401,863
	HSBC Holdings PLC
4,780,000	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD Term SOFR + 1.87% thereafter)(4)	4,553,170
22,885,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(4)	22,775,668
8,205,000	5.60%, 05/17/2028, (5.60% fixed rate until 05/17/2027; 6 mo. USD SOFR + 1.06% thereafter)(4)	8,326,051
13,590,000	5.73%, 05/17/2032, (5.73% fixed rate until 05/17/2031; 6 mo. USD SOFR + 1.52% thereafter)(4)	13,929,109
3,600,000	6.33%, 03/09/2044, (6.33% fixed rate until 03/09/2043; 6 mo. USD SOFR + 2.65% thereafter)(4)	3,893,964
1,160,000	6.95%, 03/11/2034, (6.95% fixed rate until 03/11/2034; 5 year USD CMT + 3.19% thereafter)(4)(5)	1,155,144
14,165,000	8.00%, 03/07/2028, (8.00% fixed rate until 03/07/2028; 5 yr. USD CMT + 3.86% thereafter)(4)(5)	14,862,740
6,375,000	Huntington Bancshares, Inc. 5.71%, 02/02/2035, (5.71% fixed rate until 02/02/2034; 6 mo. USD SOFR + 1.87% thereafter)(4)	6,448,431
2,190,000	Intesa Sanpaolo SpA 4.95%, 06/01/2042, (4.95% fixed rate until 06/01/2041; 1 yr. USD CMT + 2.75% thereafter)(1)(4)	1,698,136
	JP Morgan Chase & Co.
9,740,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(4)	8,611,911
2,725,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD Term SOFR + 2.52% thereafter)(4)	2,442,767
2,810,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(4)	2,159,045
6,290,000	3.88%, 07/24/2038, (3.88% fixed rate until 07/24/2037; 3 mo. USD Term SOFR + 1.62% thereafter)(4)	5,475,145
12,650,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(4)	12,520,714
The accompanying notes are an integral part of these financial statements.

6

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Commercial Banks - 9.5% - (continued)
$ 4,045,000	4.57%, 06/14/2030, (4.57% fixed rate until 06/14/2029; 6 mo. USD SOFR + 1.75% thereafter)(4)	$3,986,632
10,360,000	4.60%, 10/22/2030, (4.60% fixed rate until 10/22/2029; 6 mo. USD SOFR + 1.04% thereafter)(4)	10,217,008
1,900,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(4)	1,862,324
13,885,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(4)	13,929,613
8,015,000	5.29%, 07/22/2035, (5.29% fixed rate until 07/22/2034; 6 mo. USD SOFR + 1.46% thereafter)(4)	8,059,799
11,880,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(4)	12,056,345
4,385,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(4)	4,422,795
5,955,000	5.77%, 04/22/2035, (5.77% fixed rate until 04/22/2034; 6 mo. USD SOFR + 1.49% thereafter)(4)	6,197,552
3,070,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(4)	3,148,512
23,210,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(4)	24,210,111
10,769,000	6.88%, 06/01/2029, (6.88% fixed rate until 06/01/2029; 5 yr. USD CMT + 2.74% thereafter)(4)(5)	11,379,398
22,765,000	Lloyds Banking Group PLC 5.72%, 06/05/2030, (5.72% fixed rate until 06/05/2029; 1 yr. USD CMT + 1.07% thereafter)(4)	23,310,136
10,050,000	M&T Bank Corp. 7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(4)	10,819,088
10,875,000	Macquarie Group Ltd. 1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(4)	10,222,338
	Manufacturers & Traders Trust Co.
10,000,000	4.65%, 01/27/2026	9,960,344
19,430,000	5.40%, 11/21/2025	19,538,753
EUR 2,200,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(3)(4)	2,264,782
	Morgan Stanley
$ 8,830,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(4)	7,277,938
7,800,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(4)	6,443,647
11,275,000	2.48%, 09/16/2036, (2.48% fixed rate until 09/16/2031; 6 mo. USD SOFR + 1.36% thereafter)(4)	9,194,332
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Commercial Banks - 9.5% - (continued)
$ 13,925,000	4.46%, 04/22/2039, (4.46% fixed rate until 04/22/2038; 3 mo. USD Term SOFR + 1.69% thereafter)(4)	$12,808,920
13,925,000	5.04%, 07/19/2030, (5.04% fixed rate until 07/19/2029; 6 mo. USD SOFR + 1.22% thereafter)(4)	13,968,808
11,625,000	5.17%, 01/16/2030, (5.17% fixed rate until 01/16/2029; 6 mo. USD SOFR + 1.45% thereafter)(4)	11,725,507
5,740,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(4)	5,850,800
5,620,000	5.94%, 02/07/2039, (5.94% fixed rate until 02/07/2034; 5 yr. USD CMT + 1.80% thereafter)(4)	5,701,400
10,100,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 yr. USD CMT + 2.43% thereafter)(4)	10,286,613
11,610,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(4)	12,225,461
5,095,000	NatWest Group PLC 1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 1 yr. USD CMT + 0.90% thereafter)(4)	4,837,611
3,860,000	NBK SPC Ltd. 5.50%, 06/06/2030, (5.50% fixed rate until 06/06/2029; 6 mo. USD SOFR + 1.16% thereafter)(1)(4)	3,957,465
	Nova Ljubljanska Banka DD
EUR 1,600,000	4.50%, 05/29/2030, (4.50% fixed rate until 05/29/2029; 1 yr. EURIBOR ICE Swap + 1.65% thereafter)(3)(4)	1,774,381
1,400,000	6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(3)(4)	1,621,835
	OTP Bank Nyrt
2,815,000	5.00%, 01/31/2029, (5.00% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.30% thereafter)(3)(4)	3,150,891
$ 665,000	8.75%, 05/15/2033, (8.75% fixed rate until 02/15/2028; 5 yr. USD CMT + 5.06% thereafter)(3)(4)	705,233
EUR 2,000,000	OTP Banka DD 4.75%, 04/03/2028, (4.75% fixed rate until 04/03/2027; 3 mo. EURIBOR + 1.90% thereafter)(3)(4)	2,202,615
$ 12,020,000	PNC Financial Services Group, Inc. 4.81%, 10/21/2032, (4.81% fixed rate until 10/21/2031; 6 mo. USD SOFR + 1.26% thereafter)(4)	11,784,548
	QNB Finance Ltd.
1,635,000	1.38%, 01/26/2026(3)	1,564,345
200,000	1.63%, 09/22/2025(3)	194,104
15,570,000	Societe Generale SA 1.79%, 06/09/2027, (1.79% fixed rate until 06/09/2026; 1 yr. USD CMT + 1.00% thereafter)(1)(4)	14,732,034
The accompanying notes are an integral part of these financial statements.

7

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Commercial Banks - 9.5% - (continued)
	Standard Chartered PLC
$ 17,000,000	5.69%, 05/14/2028, (5.69% fixed rate until 05/14/2027; 1 yr. USD CMT + 1.05% thereafter)(1)(4)	$17,232,313
250,000	7.02%, 02/08/2030, (7.02% fixed rate until 02/08/2029; 1 yr. USD CMT + 2.20% thereafter)(1)(4)	267,246
1,355,000	7.88%, 03/08/2030, (7.88% fixed rate until 03/08/2030; 5 yr. USD CMT + 3.57% thereafter)(1)(2)(4)(5)	1,407,845
	State Street Corp.
6,520,000	5.16%, 05/18/2034, (5.16% fixed rate until 05/18/2033; 6 mo. USD SOFR + 1.89% thereafter)(2)(4)	6,585,650
4,685,000	5.82%, 11/04/2028, (5.82% fixed rate until 11/04/2027; 6 mo. USD SOFR + 1.72% thereafter)(4)	4,825,547
3,915,000	6.12%, 11/21/2034, (6.12% fixed rate until 11/21/2033; 6 mo. USD SOFR + 1.96% thereafter)(4)	4,130,224
6,245,000	Truist Financial Corp. 5.44%, 01/24/2030, (5.44% fixed rate until 01/24/2029; 6 mo. USD SOFR + 1.62% thereafter)(4)	6,319,916
	UBS Group AG
6,795,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 6 mo. USD SOFR + 0.98% thereafter)(1)(4)	6,485,216
6,780,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(4)	5,977,459
5,200,000	4.19%, 04/01/2031, (4.19% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.73% thereafter)(1)(4)	4,965,125
11,230,000	5.70%, 02/08/2035, (5.70% fixed rate until 02/08/2034; 1 yr. USD CMT + 1.77% thereafter)(1)(4)	11,501,397
3,865,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(4)	4,035,681
3,840,000	6.30%, 09/22/2034, (6.30% fixed rate until 09/22/2033; 1 yr. USD CMT + 2.00% thereafter)(1)(4)	4,100,430
13,460,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(4)	13,973,401
1,160,000	6.85%, 09/10/2029, (6.85% fixed rate until 09/10/2029; 5 yr. USD ICE Swap + 3.63% thereafter)(1)(4)(5)	1,149,821
7,010,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(4)(5)	8,116,129
6,815,000	UniCredit SpA 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 1 yr. USD CMT + 1.20% thereafter)(1)(4)	6,493,672
1,284,000	United Overseas Bank Ltd. 3.86%, 10/07/2032, (3.86% fixed rate until 10/07/2027; 5 yr. USD CMT + 1.45% thereafter)(3)(4)	1,243,500
2,655,000	Wachovia Corp. 5.50%, 08/01/2035	2,685,513
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Commercial Banks - 9.5% - (continued)
	Wells Fargo & Co.
$ 23,325,000	3.07%, 04/30/2041, (3.07% fixed rate until 04/30/2040; 6 mo. USD SOFR + 2.53% thereafter)(4)	$17,529,709
13,345,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(4)	12,952,608
11,500,000	3.58%, 05/22/2028, (3.58% fixed rate until 05/22/2027; 3 mo. USD Term SOFR + 1.57% thereafter)(4)	11,149,322
7,485,000	3.91%, 04/25/2026, (3.91% fixed rate until 04/25/2025; 6 mo. USD SOFR + 1.32% thereafter)(4)	7,440,557
2,575,000	4.61%, 04/25/2053, (4.61% fixed rate until 04/25/2052; 6 mo. USD SOFR + 2.13% thereafter)(4)	2,267,112
2,280,000	4.75%, 12/07/2046	1,992,802
5,500,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(4)	5,396,639
3,026,000	4.90%, 11/17/2045	2,705,147
3,000,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(4)	2,803,189
12,165,000	5.20%, 01/23/2030, (5.20% fixed rate until 01/22/2029; 6 mo. USD SOFR + 1.50% thereafter)(4)	12,285,930
5,865,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(4)	5,948,466
12,025,000	5.56%, 07/25/2034, (5.56% fixed rate until 07/25/2033; 6 mo. USD SOFR + 1.99% thereafter)(4)	12,228,418
10,785,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(4)	11,013,693
4,408,000	5.61%, 01/15/2044	4,336,900
8,525,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(4)	8,933,661
6,180,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(4)	6,677,696
		1,180,929,969
	Commercial Services - 0.6%
	Adani Ports & Special Economic Zone Ltd.
1,695,000	3.10%, 02/02/2031(3)	1,404,078
879,000	3.83%, 02/02/2032(3)	748,255
1,845,000	4.20%, 08/04/2027(3)	1,763,351
1,020,000	4.38%, 07/03/2029(3)	945,860
5,620,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	5,719,322
950,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 07/15/2027(1)	952,289
	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
1,205,000	4.63%, 06/01/2028(1)	1,130,325
GBP 1,525,000	4.88%, 06/01/2028(3)	1,799,720
The accompanying notes are an integral part of these financial statements.

8

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Commercial Services - 0.6% - (continued)
	Ashtead Capital, Inc.
$ 5,595,000	1.50%, 08/12/2026(1)	$5,269,001
5,950,000	5.50%, 08/11/2032(1)	5,931,939
4,750,000	5.55%, 05/30/2033(1)	4,730,744
4,660,000	5.80%, 04/15/2034(1)	4,721,949
1,705,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(1)	1,708,427
2,815,000	Boost Newco Borrower LLC 7.50%, 01/15/2031(1)	2,967,629
7,350,000	Cornell University 4.84%, 06/15/2034(2)	7,347,823
1,220,000	DP World Salaam 6.00%, 10/01/2025, (6.00% fixed rate until 10/01/2025; 5 yr. USD CMT + 5.75% thereafter)(3)(4)(5)	1,215,730
4,495,000	Duke University 2.83%, 10/01/2055	2,987,750
	Garda World Security Corp.
1,835,000	8.25%, 08/01/2032(1)	1,825,491
1,450,000	8.38%, 11/15/2032(1)	1,449,880
2,790,000	Georgetown University 2.25%, 04/01/2030	2,450,277
	Herc Holdings, Inc.
1,195,000	5.50%, 07/15/2027(1)	1,187,124
785,000	6.63%, 06/15/2029(1)	803,184
1,440,000	Raven Acquisition Holdings LLC 6.88%, 11/15/2031(1)	1,436,161
	Service Corp. International
3,250,000	3.38%, 08/15/2030	2,880,174
140,000	5.75%, 10/15/2032	137,526
1,495,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(1)	1,533,869
3,075,000	TriNet Group, Inc. 7.13%, 08/15/2031(1)	3,149,172
	United Rentals North America, Inc.
390,000	3.75%, 01/15/2032	345,824
1,530,000	3.88%, 02/15/2031	1,388,006
685,000	4.88%, 01/15/2028	670,632
2,978,000	Williams Scotsman, Inc. 4.63%, 08/15/2028(1)	2,846,745
		73,448,257
	Construction Materials - 0.3%
	Builders FirstSource, Inc.
10,000	4.25%, 02/01/2032(1)	8,946
4,470,000	5.00%, 03/01/2030(1)	4,270,464
548,000	Cemex SAB de CV 9.13%, 03/14/2028, (9.13% fixed rate until 03/14/2028; 5 yr. USD CMT + 5.16% thereafter)(1)(4)(5)	583,398
2,050,000	CP Atlas Buyer, Inc. 7.00%, 12/01/2028(1)(2)	1,876,180
2,740,000	Emerald Borrower LP/Emerald Co.-Issuer, Inc. 6.63%, 12/15/2030(1)	2,786,643
4,285,000	Lennox International, Inc. 1.70%, 08/01/2027	3,955,528
	Sisecam U.K. PLC
1,850,000	8.63%, 05/02/2032(1)	1,885,150
685,000	8.63%, 05/02/2032(3)	698,015
	Standard Industries, Inc.
1,555,000	4.38%, 07/15/2030(1)	1,428,980
700,000	4.75%, 01/15/2028(1)	675,133
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Construction Materials - 0.3% - (continued)
	Trane Technologies Financing Ltd.
$ 6,006,000	4.50%, 03/21/2049	$5,306,958
4,430,000	5.10%, 06/13/2034	4,479,342
7,270,000	5.25%, 03/03/2033	7,432,179
		35,386,916
	Distribution/Wholesale - 0.1%
1,145,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	1,088,241
1,925,000	Telecommunications Co. Telekom Srbija AD Belgrade 7.00%, 10/28/2029(1)	1,929,216
3,350,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	3,525,582
		6,543,039
	Diversified Financial Services - 1.8%
2,410,000	AGFC Capital Trust I 6.67%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(1)(6)	1,578,550
1,140,000	Aircastle Ltd./Aircastle Ireland DAC 5.75%, 10/01/2031(1)	1,157,455
23,390,000	American Express Co. 5.28%, 07/27/2029, (5.28% fixed rate until 07/27/2028; 6 mo. USD SOFR + 1.28% thereafter)(4)	23,765,880
	BlackRock Funding, Inc.
2,955,000	5.25%, 03/14/2054	2,909,887
5,340,000	5.35%, 01/08/2055	5,344,940
	Capital One Financial Corp.
8,170,000	4.99%, 07/24/2026, (4.99% fixed rate until 07/24/2025; 6 mo. USD SOFR + 2.16% thereafter)(4)	8,161,457
9,115,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(4)	9,115,748
9,015,000	5.46%, 07/26/2030, (5.46% fixed rate until 07/26/2029; 6 mo. USD SOFR + 1.56% thereafter)(4)	9,089,324
8,684,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(4)	8,787,723
550,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(4)	571,233
14,700,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(4)	16,335,151
2,236,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	2,366,040
16,165,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(4)	18,573,361
	Far East Horizon Ltd.
680,000	4.25%, 10/26/2026(3)	656,710
395,000	6.63%, 04/16/2027(3)	398,288
1,740,000	Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(1)	1,781,969
1,300,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(3)(7)(8)	—
1,880,000	Hightower Holding LLC 9.13%, 01/31/2030(1)	1,982,120
The accompanying notes are an integral part of these financial statements.

9

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Diversified Financial Services - 1.8% - (continued)
	Intercontinental Exchange, Inc.
$ 11,995,000	2.65%, 09/15/2040	$8,576,232
3,000,000	4.95%, 06/15/2052	2,824,401
6,000,000	5.20%, 06/15/2062	5,781,190
6,435,000	5.25%, 06/15/2031	6,568,848
2,960,000	Lseg U.S. Fin Corp. 5.30%, 03/28/2034(1)	3,006,405
	LSEGA Financing PLC
5,685,000	2.00%, 04/06/2028(1)	5,179,937
9,615,000	2.50%, 04/06/2031(1)	8,289,180
1,175,000	Macquarie Airfinance Holdings Ltd. 5.15%, 03/17/2030(1)	1,150,070
815,000	Manappuram Finance Ltd. 7.38%, 05/12/2028(3)	816,562
	Muthoot Finance Ltd.
1,470,000	6.38%, 04/23/2029(1)	1,460,429
2,065,000	7.13%, 02/14/2028(1)	2,101,818
	Nasdaq, Inc.
4,075,000	5.35%, 06/28/2028	4,160,203
20,860,000	5.95%, 08/15/2053	21,704,670
	Nationstar Mortgage Holdings, Inc.
3,560,000	5.13%, 12/15/2030(1)	3,332,784
255,000	5.50%, 08/15/2028(1)	248,824
450,000	6.50%, 08/01/2029(1)	449,982
625,000	7.13%, 02/01/2032(1)	639,001
	OneMain Finance Corp.
657,000	4.00%, 09/15/2030	578,352
4,070,000	5.38%, 11/15/2029(2)	3,900,584
690,000	7.88%, 03/15/2030	718,322
511,000	9.00%, 01/15/2029	541,403
	PennyMac Financial Services, Inc.
880,000	4.25%, 02/15/2029(1)	820,843
335,000	5.75%, 09/15/2031(1)	319,816
1,500,000	7.13%, 11/15/2030(1)	1,522,361
740,000	7.88%, 12/15/2029(1)	774,764
EUR 1,025,000	Power Finance Corp. Ltd. 1.84%, 09/21/2028(3)	1,026,435
$ 545,000	Radian Group, Inc. 6.20%, 05/15/2029	558,570
	Shriram Finance Ltd.
930,000	4.15%, 07/18/2025(3)	917,309
1,978,000	6.15%, 04/03/2028(1)	1,960,111
1,390,000	6.63%, 04/22/2027(1)	1,404,441
	Synchrony Financial
1,180,000	3.95%, 12/01/2027	1,133,723
15,765,000	7.25%, 02/02/2033	16,141,554
4,300,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	4,100,911
		225,285,871
	Electric - 3.7%
3,445,000	AES Andes SA 6.30%, 03/15/2029(1)	3,516,735
11,685,000	AES Corp. 3.30%, 07/15/2025(1)	11,523,377
1,754,608	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(3)	1,549,319
2,088,120	Alfa Desarrollo SpA 4.55%, 09/27/2051(3)	1,570,225
6,586,000	Appalachian Power Co. 4.50%, 03/01/2049	5,513,707
6,167,000	Berkshire Hathaway Energy Co. 6.13%, 04/01/2036	6,580,944
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Electric - 3.7% - (continued)
$ 1,273,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(1)	$1,312,482
EUR 3,145,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(3)	3,170,024
$ 12,665,000	CenterPoint Energy, Inc. 5.40%, 06/01/2029	12,898,690
	Clearway Energy Operating LLC
5,970,000	3.75%, 02/15/2031(1)	5,329,380
315,000	3.75%, 01/15/2032(1)	279,136
2,100,000	4.75%, 03/15/2028(1)	2,036,997
5,770,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	5,170,873
	Consolidated Edison Co. of New York, Inc.
3,700,000	4.45%, 03/15/2044	3,242,961
10,000,000	5.50%, 12/01/2039	10,103,550
5,200,000	5.70%, 05/15/2054	5,375,487
	Dominion Energy, Inc.
8,135,000	3.30%, 04/15/2041	6,069,985
4,499,000	4.90%, 08/01/2041	4,116,692
8,138,000	5.38%, 11/15/2032	8,275,648
3,390,000	7.00%, 06/15/2038	3,839,458
	Duke Energy Carolinas LLC
3,270,000	3.75%, 06/01/2045	2,574,198
3,305,000	3.88%, 03/15/2046	2,631,304
3,000,000	5.30%, 02/15/2040	2,999,645
	Duke Energy Corp.
7,240,000	3.30%, 06/15/2041	5,419,727
6,285,000	5.00%, 08/15/2052	5,673,287
12,460,000	5.45%, 06/15/2034	12,605,327
13,900,000	6.45%, 09/01/2054, (6.45% fixed rate until 06/03/2034; 5 yr. USD CMT + 2.59% thereafter)(4)	14,127,571
	Duke Energy Progress LLC
6,845,000	4.20%, 08/15/2045	5,729,366
2,730,000	4.38%, 03/30/2044	2,369,974
	Duquesne Light Holdings, Inc.
4,265,000	2.53%, 10/01/2030(1)	3,681,814
7,265,000	2.78%, 01/07/2032(1)	6,110,165
	Edison International
5,910,000	5.25%, 11/15/2028	5,953,179
2,785,000	6.95%, 11/15/2029	3,011,104
8,645,000	Emera U.S. Finance LP 2.64%, 06/15/2031	7,351,681
775,000	Energo-Pro AS 11.00%, 11/02/2028(1)	831,590
560,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(1)(4)	579,850
10,000,000	Eversource Energy 5.50%, 01/01/2034	10,070,219
1,570,000	FirstEnergy Pennsylvania Electric Co. 5.15%, 03/30/2026(1)	1,571,069
	FirstEnergy Transmission LLC
4,655,000	4.35%, 01/15/2025(1)	4,644,643
2,790,000	5.45%, 07/15/2044(1)	2,708,881
4,372,000	Fortis, Inc. 3.06%, 10/04/2026	4,235,184
1,274,000	GDZ Elektrik Dagitim AS 9.00%, 10/15/2029(1)	1,216,028
4,040,000	Georgia Power Co. 4.30%, 03/15/2043	3,459,320
The accompanying notes are an integral part of these financial statements.

10

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Electric - 3.7% - (continued)
	India Clean Energy Holdings
$ 905,000	4.50%, 04/18/2027(3)	$853,831
730,000	4.50%, 04/18/2027(1)	688,726
2,145,000	ITC Holdings Corp. 4.95%, 09/22/2027(1)	2,149,950
	Kallpa Generacion SA
200,000	4.13%, 08/16/2027(3)	194,030
1,535,000	4.88%, 05/24/2026(3)	1,521,185
1,300,000	Lamar Funding Ltd. 3.96%, 05/07/2025(3)	1,285,635
2,598,000	MidAmerican Energy Co. 4.40%, 10/15/2044	2,262,287
5,750,000	National Grid PLC 5.42%, 01/11/2034	5,811,701
2,260,000	Niagara Energy SAC 5.75%, 10/03/2034(1)	2,208,530
	NRG Energy, Inc.
10,790,000	2.00%, 12/02/2025(1)	10,392,941
7,800,000	2.45%, 12/02/2027(1)	7,204,295
4,305,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	3,921,276
9,970,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	10,090,387
4,075,000	OmGrid Funding Ltd. 5.20%, 05/16/2027(3)	4,042,270
1,010,000	Oryx Funding Ltd. 5.80%, 02/03/2031(3)	1,019,521
	Pacific Gas & Electric Co.
8,225,000	2.50%, 02/01/2031	7,055,917
8,400,000	3.25%, 06/01/2031	7,496,981
6,110,000	3.50%, 08/01/2050	4,265,699
6,860,000	3.95%, 12/01/2047	5,159,248
3,020,000	4.50%, 07/01/2040	2,618,149
1,765,000	4.55%, 07/01/2030	1,713,423
1,356,000	4.75%, 02/15/2044	1,169,332
32,130,000	4.95%, 07/01/2050	28,176,946
7,490,000	5.25%, 03/01/2052	6,845,818
10,860,000	5.90%, 06/15/2032	11,237,714
7,100,000	6.40%, 06/15/2033	7,555,876
3,035,000	PG&E Corp. 7.38%, 03/15/2055, (7.38% fixed rate until 12/15/2029; 5 yr. USD CMT + 3.88% thereafter)(4)	3,134,906
	Puget Energy, Inc.
9,894,000	4.10%, 06/15/2030	9,279,143
10,915,000	4.22%, 03/15/2032	10,007,492
1,250,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(3)	1,166,236
6,140,000	Rochester Gas & Electric Corp. 1.85%, 12/01/2030(1)	5,068,866
765,000	SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/UBEPL 7.80%, 07/31/2031(1)	774,330
5,300,000	Sempra 3.80%, 02/01/2038	4,452,458
	Southern California Edison Co.
7,315,000	3.45%, 02/01/2052	5,188,043
4,500,000	3.60%, 02/01/2045	3,400,637
4,565,000	3.65%, 02/01/2050	3,400,189
15,400,000	4.00%, 04/01/2047	12,397,650
3,000,000	4.50%, 09/01/2040	2,688,020
2,050,000	5.95%, 02/01/2038	2,150,934
10,785,000	Southern Co. 4.85%, 03/15/2035	10,490,182
910,000	Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 4.85%, 10/14/2038(3)	855,919
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Electric - 3.7% - (continued)
$ 1,830,000	Termocandelaria Power SA 7.75%, 09/17/2031(1)	$1,839,150
	Virginia Electric & Power Co.
16,349,000	2.95%, 11/15/2051	10,611,003
7,130,000	3.80%, 09/15/2047	5,509,032
2,845,000	5.05%, 08/15/2034	2,826,784
2,690,000	5.45%, 04/01/2053	2,670,524
5,140,000	5.70%, 08/15/2053	5,267,685
6,100,000	6.00%, 05/15/2037	6,423,479
1,308,000	Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(1)	1,312,534
		458,887,660
	Electronics - 0.5%
	Honeywell International, Inc.
19,440,000	4.65%, 07/30/2027	19,567,270
11,205,000	4.95%, 09/01/2031	11,395,155
4,015,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	3,881,374
	TD SYNNEX Corp.
16,155,000	1.75%, 08/09/2026	15,291,236
15,430,000	2.38%, 08/09/2028	14,031,828
		64,166,863
	Energy-Alternate Sources - 0.0%
	FS Luxembourg SARL
2,270,000	8.88%, 02/12/2031(1)	2,315,641
400,000	8.88%, 02/12/2031(3)	408,042
1,602,050	Greenko Dutch BV 3.85%, 03/29/2026(3)	1,542,774
615,925	Greenko Power II Ltd. 4.30%, 12/13/2028(1)	572,895
848,000	Vena Energy Capital Pte. Ltd. 3.13%, 02/26/2025(3)	841,781
		5,681,133
	Engineering & Construction - 0.1%
	Aeropuerto Internacional de Tocumen SA
1,117,000	5.13%, 08/11/2061(1)	840,086
245,000	5.13%, 08/11/2061(3)	184,263
	IHS Holding Ltd.
2,410,000	6.25%, 11/29/2028(3)	2,238,963
403,000	6.25%, 11/29/2028(1)	374,404
1,195,000	IRB Infrastructure Developers Ltd. 7.11%, 03/11/2032(1)	1,214,281
1,480,000	Sitios Latinoamerica SAB de CV 5.38%, 04/04/2032(3)	1,419,408
		6,271,405
	Entertainment - 0.4%
	Caesars Entertainment, Inc.
2,100,000	4.63%, 10/15/2029(1)(2)	1,968,836
4,985,000	6.00%, 10/15/2032(1)	4,862,507
720,000	6.50%, 02/15/2032(1)	730,163
	Cinemark USA, Inc.
2,395,000	5.25%, 07/15/2028(1)	2,349,927
230,000	7.00%, 08/01/2032(1)	235,760
	Cirsa Finance International SARL
EUR 390,000	6.50%, 03/15/2029(1)	446,112
1,610,000	7.88%, 07/31/2028(1)	1,856,354
$ 1,535,000	Great Canadian Gaming Corp. 8.75%, 11/15/2029(1)	1,535,000
	Resorts World Las Vegas LLC/RWLV Capital, Inc.
400,000	4.63%, 04/16/2029(1)	352,417
The accompanying notes are an integral part of these financial statements.

11

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Entertainment - 0.4% - (continued)
$ 800,000	4.63%, 04/06/2031(1)	$678,623
4,783,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	4,674,941
	Warnermedia Holdings, Inc.
1,245,000	4.05%, 03/15/2029	1,163,093
7,495,000	5.05%, 03/15/2042	5,981,322
19,590,000	5.14%, 03/15/2052	14,755,570
	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
630,000	6.25%, 03/15/2033(1)	627,048
4,950,000	7.13%, 02/15/2031(1)	5,207,326
		47,424,999
	Environmental Control - 0.6%
15,000,000	Republic Services, Inc. 5.20%, 11/15/2034	15,172,685
	Reworld Holding Corp.
250,000	4.88%, 12/01/2029(1)	233,497
1,750,000	5.00%, 09/01/2030	1,608,218
29,230,000	Veralto Corp. 5.50%, 09/18/2026	29,612,896
	Waste Management, Inc.
19,240,000	4.95%, 07/03/2031	19,413,231
14,575,000	4.95%, 03/15/2035	14,467,337
		80,507,864
	Food - 0.7%
	B&G Foods, Inc.
2,225,000	5.25%, 09/15/2027(2)	2,158,959
2,640,000	8.00%, 09/15/2028(1)	2,742,693
	Bimbo Bakeries USA, Inc.
415,000	5.38%, 01/09/2036(1)	407,830
855,000	6.05%, 01/15/2029(1)	880,156
560,000	6.05%, 01/15/2029(3)	576,476
555,000	BRF SA 5.75%, 09/21/2050(3)	455,366
845,000	Cencosud SA 5.95%, 05/28/2031(1)	855,541
	Conagra Brands, Inc.
12,425,000	4.60%, 11/01/2025	12,394,383
7,306,000	4.85%, 11/01/2028	7,285,529
4,410,000	5.30%, 11/01/2038	4,251,499
5,000,000	5.40%, 11/01/2048	4,752,694
11,560,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 2.50%, 01/15/2027	10,961,438
	Kroger Co.
3,850,000	5.00%, 09/15/2034	3,786,903
6,665,000	5.50%, 09/15/2054	6,472,444
6,070,000	5.65%, 09/15/2064	5,898,490
	Minerva Luxembourg SA
4,047,000	4.38%, 03/18/2031(3)	3,425,223
1,140,000	8.88%, 09/13/2033(1)	1,197,045
	Performance Food Group, Inc.
2,890,000	5.50%, 10/15/2027(1)	2,865,507
280,000	6.13%, 09/15/2032(1)	281,172
	Post Holdings, Inc.
1,059,000	5.63%, 01/15/2028(1)	1,067,648
2,055,000	6.25%, 10/15/2034(1)	2,032,297
2,000,000	6.38%, 03/01/2033(1)	1,978,673
	Tyson Foods, Inc.
1,970,000	5.10%, 09/28/2048	1,799,741
920,000	5.40%, 03/15/2029	935,620
3,350,000	5.70%, 03/15/2034	3,414,547
		82,877,874
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Forest Products & Paper - 0.0%
$ 900,000	LD Celulose International GmbH 7.95%, 01/26/2032(1)	$921,150
1,285,000	Suzano Austria GmbH 3.75%, 01/15/2031	1,146,043
		2,067,193
	Gas - 0.3%
1,145,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(4)	1,147,849
595,000	AmeriGas Partners LP/AmeriGas Finance Corp. 5.75%, 05/20/2027	573,857
	Brooklyn Union Gas Co.
11,000,000	3.87%, 03/04/2029(1)	10,457,065
8,520,000	4.87%, 08/05/2032(1)	8,145,344
	NiSource, Inc.
13,000,000	1.70%, 02/15/2031	10,742,631
3,319,000	3.60%, 05/01/2030	3,105,758
2,768,000	3.95%, 03/30/2048	2,188,182
4,915,000	Southern California Gas Co. 5.05%, 09/01/2034	4,902,552
		41,263,238
	Hand/Machine Tools - 0.1%
	Regal Rexnord Corp.
2,860,000	6.05%, 02/15/2026	2,889,957
1,110,000	6.05%, 04/15/2028	1,136,564
6,015,000	6.30%, 02/15/2030	6,228,783
		10,255,304
	Healthcare - Products - 1.0%
14,000,000	Agilent Technologies, Inc. 4.75%, 09/09/2034	13,544,360
9,665,000	Alcon Finance Corp. 2.60%, 05/27/2030(1)	8,595,741
4,090,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	3,954,708
	Baxter International, Inc.
9,820,000	2.54%, 02/01/2032	8,257,639
10,000,000	3.13%, 12/01/2051	6,444,511
	GE HealthCare Technologies, Inc.
17,000,000	5.86%, 03/15/2030	17,759,311
4,125,000	6.38%, 11/22/2052	4,599,178
	Medline Borrower LP
7,925,000	3.88%, 04/01/2029(1)	7,413,601
1,572,000	5.25%, 10/01/2029(1)	1,522,641
	Smith & Nephew PLC
1,745,000	5.15%, 03/20/2027	1,754,969
4,875,000	5.40%, 03/20/2034	4,898,634
	Solventum Corp.
17,215,000	5.40%, 03/01/2029(1)	17,434,175
16,270,000	5.45%, 02/25/2027(1)	16,484,186
8,900,000	5.60%, 03/23/2034(1)	8,969,095
		121,632,749
	Healthcare - Services - 1.4%
	Centene Corp.
27,555,000	2.45%, 07/15/2028	24,802,669
1,310,000	3.00%, 10/15/2030	1,134,658
	CHS/Community Health Systems, Inc.
3,125,000	4.75%, 02/15/2031(1)	2,606,154
425,000	5.25%, 05/15/2030(1)	370,911
40,000	8.00%, 12/15/2027(1)	39,935
	CommonSpirit Health
6,575,000	5.21%, 12/01/2031	6,609,848
The accompanying notes are an integral part of these financial statements.

12

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Healthcare - Services - 1.4% - (continued)
$ 8,115,000	5.32%, 12/01/2034	$8,149,483
	Elevance Health, Inc.
7,540,000	4.95%, 11/01/2031	7,486,534
5,005,000	5.20%, 02/15/2035	4,985,833
6,875,000	5.70%, 02/15/2055	6,910,993
	HCA, Inc.
2,950,000	5.13%, 06/15/2039	2,786,228
5,400,000	5.25%, 06/15/2049	4,893,750
5,985,000	5.45%, 04/01/2031	6,051,788
5,995,000	Health Care Service Corp. A Mutual Legal Reserve Co. 5.20%, 06/15/2029(1)	6,063,459
EUR 820,000	IQVIA, Inc. 2.25%, 01/15/2028(1)	855,190
$ 5,125,000	Kaiser Foundation Hospitals 2.81%, 06/01/2041	3,752,250
16,550,000	Laboratory Corp. of America Holdings 4.55%, 04/01/2032	15,893,913
14,305,000	Quest Diagnostics, Inc. 4.63%, 12/15/2029	14,159,335
2,220,000	Surgery Center Holdings, Inc. 7.25%, 04/15/2032(1)	2,279,505
	Sutter Health
3,150,000	1.32%, 08/15/2025	3,061,753
3,645,000	3.16%, 08/15/2040	2,819,515
4,155,000	Tenet Healthcare Corp. 6.13%, 06/15/2030	4,174,454
	UnitedHealth Group, Inc.
3,065,000	2.75%, 05/15/2040	2,224,102
9,985,000	4.90%, 04/15/2031	10,040,516
9,985,000	4.95%, 01/15/2032	10,007,974
4,410,000	5.38%, 04/15/2054	4,335,314
13,965,000	5.50%, 07/15/2044	14,121,619
4,080,000	5.88%, 02/15/2053	4,275,923
4,575,000	5.95%, 02/15/2041	4,827,443
		179,721,049
	Home Builders - 0.1%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
840,000	4.63%, 08/01/2029(1)	785,119
691,000	4.63%, 04/01/2030(1)	636,390
3,119,000	6.63%, 01/15/2028(1)	3,118,303
3,150,000	Century Communities, Inc. 3.88%, 08/15/2029(1)	2,865,251
1,650,000	KB Home 4.80%, 11/15/2029	1,587,438
	M/I Homes, Inc.
2,040,000	3.95%, 02/15/2030	1,863,989
1,325,000	4.95%, 02/01/2028	1,283,758
2,700,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	2,867,710
	Taylor Morrison Communities, Inc.
430,000	5.13%, 08/01/2030(1)	415,873
2,310,000	5.75%, 01/15/2028(1)	2,310,322
		17,734,153
	Household Products - 0.2%
	Haleon U.S. Capital LLC
7,545,000	3.38%, 03/24/2029	7,130,348
2,170,000	3.63%, 03/24/2032	1,988,011
	Kenvue, Inc.
12,110,000	5.05%, 03/22/2053	11,772,519
2,050,000	5.20%, 03/22/2063	1,994,082
		22,884,960
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Housewares - 0.0%
	Newell Brands, Inc.
$ 1,215,000	6.38%, 05/15/2030	$1,220,552
770,000	6.63%, 05/15/2032	772,224
		1,992,776
	Insurance - 1.9%
1,470,000	ACE Capital Trust II 9.70%, 04/01/2030	1,794,723
	Acrisure LLC/Acrisure Finance, Inc.
2,825,000	7.50%, 11/06/2030(1)	2,872,565
1,925,000	8.50%, 06/15/2029(1)	1,978,068
	American International Group, Inc.
5,547,000	4.50%, 07/16/2044	4,833,186
5,348,000	4.70%, 07/10/2035	5,033,407
1,185,000	American National Group, Inc. 5.75%, 10/01/2029	1,187,994
2,300,000	Aon Global Ltd. 4.25%, 12/12/2042	1,891,014
7,000,000	Aon North America, Inc. 5.30%, 03/01/2031	7,130,360
	AssuredPartners, Inc.
4,675,000	5.63%, 01/15/2029(1)	4,423,588
1,780,000	7.50%, 02/15/2032(1)	1,792,558
	Athene Global Funding
7,000,000	2.67%, 06/07/2031(1)	5,970,104
14,500,000	2.72%, 01/07/2029(1)	13,158,432
14,850,000	5.62%, 05/08/2026(1)	14,984,176
10,750,000	CNO Global Funding 2.65%, 01/06/2029(1)	9,635,145
6,300,000	Corebridge Financial, Inc. 3.85%, 04/05/2029	6,020,139
8,690,000	Corebridge Global Funding 5.90%, 09/19/2028(1)	8,973,504
	Equitable Financial Life Global Funding
16,470,000	1.70%, 11/12/2026(1)	15,526,346
6,100,000	1.80%, 03/08/2028(1)	5,510,900
7,945,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	7,792,142
	HUB International Ltd.
2,000,000	7.25%, 06/15/2030(1)	2,066,846
3,015,000	7.38%, 01/31/2032(1)	3,075,604
	Jackson National Life Global Funding
1,180,000	4.60%, 10/01/2029(1)	1,155,596
8,915,000	5.55%, 07/02/2027(1)	9,039,168
	Liberty Mutual Group, Inc.
620,000	4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(1)(4)	585,064
17,415,000	4.30%, 02/01/2061(1)	11,436,070
	Marsh & McLennan Cos., Inc.
10,050,000	4.55%, 11/08/2027	10,046,915
6,985,000	4.75%, 03/15/2039	6,613,888
13,720,000	4.85%, 11/15/2031	13,671,024
6,815,000	5.00%, 03/15/2035	6,781,490
795,000	MGIC Investment Corp. 5.25%, 08/15/2028	783,162
	Nationwide Mutual Insurance Co.
11,700,000	4.35%, 04/30/2050(1)	9,053,932
4,940,000	9.38%, 08/15/2039(1)	6,382,793
12,865,000	Northwestern Mutual Global Funding 5.16%, 05/28/2031(1)	13,093,245
4,255,000	Protective Life Global Funding 5.47%, 12/08/2028(1)	4,356,322
The accompanying notes are an integral part of these financial statements.

13

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Insurance - 1.9% - (continued)
$ 585,000	SBL Holdings, Inc. 7.20%, 10/30/2034(1)	$567,154
11,040,000	Willis North America, Inc. 4.65%, 06/15/2027	11,000,874
		230,217,498
	Internet - 0.5%
14,575,000	Amazon.com, Inc. 3.95%, 04/13/2052	11,977,925
EUR 2,775,000	Cerved Group SpA 6.00%, 02/15/2029(3)	2,891,360
	Gen Digital, Inc.
$ 335,000	6.75%, 09/30/2027(1)	340,754
1,160,000	7.13%, 09/30/2030(1)	1,200,497
2,605,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 03/01/2029(1)	2,404,132
	Meta Platforms, Inc.
5,000,000	4.45%, 08/15/2052	4,392,283
8,135,000	4.55%, 08/15/2031	8,074,249
8,040,000	5.40%, 08/15/2054	8,076,754
13,380,000	5.60%, 05/15/2053	13,869,779
	Newfold Digital Holdings Group, Inc.
5,330,000	6.00%, 02/15/2029(1)(2)	3,580,366
680,000	11.75%, 10/15/2028(1)	670,638
1,325,000	Rakuten Group, Inc. 9.75%, 04/15/2029(1)	1,432,987
	United Group BV
EUR 1,100,000	6.75%, 02/15/2031(1)	1,214,473
1,475,000	7.79%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(9)	1,600,420
		61,726,617
	Investment Company Security - 0.1%
	Abu Dhabi Developmental Holding Co. PJSC
$ 855,000	5.25%, 10/02/2054(1)	804,978
485,000	5.38%, 05/08/2029(1)	494,714
570,000	Ares Capital Corp. 5.95%, 07/15/2029	575,308
565,000	Ares Strategic Income Fund 6.35%, 08/15/2029(1)	569,040
585,000	Carlyle Secured Lending, Inc. 6.75%, 02/18/2030(2)	588,548
SGD 1,250,000	Huarong Finance 2017 Co. Ltd. 3.80%, 11/07/2025(3)	937,145
$ 530,000	Huarong Finance II Co. Ltd. 4.63%, 06/03/2026(3)	520,863
5,345,000	JAB Holdings BV 3.75%, 05/28/2051(1)	3,531,784
		8,022,380
	Iron/Steel - 0.1%
6,000,000	ArcelorMittal SA 6.55%, 11/29/2027	6,242,586
	ATI, Inc.
2,353,000	4.88%, 10/01/2029	2,228,777
570,000	7.25%, 08/15/2030	590,686
1,250,000	Cleveland-Cliffs, Inc. 4.63%, 03/01/2029(1)	1,171,117
	CSN Resources SA
1,729,000	4.63%, 06/10/2031(3)	1,369,336
369,000	5.88%, 04/08/2032(1)	306,107
547,000	JSW Steel Ltd. 5.05%, 04/05/2032(3)	497,345
2,841,000	Krakatau Posco PT 6.38%, 06/11/2029(3)	2,835,091
		15,241,045
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	IT Services - 1.0%
$ 1,150,000	Amentum Holdings, Inc. 7.25%, 08/01/2032(1)(10)	$1,191,132
	Apple, Inc.
20,110,000	2.65%, 02/08/2051	12,941,407
12,960,000	2.70%, 08/05/2051	8,415,903
6,520,000	3.85%, 08/04/2046	5,411,942
7,280,000	3.95%, 08/08/2052	6,036,203
3,620,000	4.38%, 05/13/2045	3,282,050
6,175,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(1)	6,419,419
	Hewlett Packard Enterprise Co.
14,000,000	4.55%, 10/15/2029	13,733,974
15,310,000	4.85%, 10/15/2031	15,005,550
	IBM International Capital Pte. Ltd.
11,320,000	4.75%, 02/05/2031	11,307,966
26,050,000	5.25%, 02/05/2044	25,149,938
3,080,000	5.30%, 02/05/2054	2,949,095
3,575,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	3,654,780
4,755,000	International Business Machines Corp. 4.15%, 05/15/2039	4,168,285
6,100,000	McAfee Corp. 7.38%, 02/15/2030(1)	5,880,967
		125,548,611
	Leisure Time - 0.1%
	Carnival Corp.
3,965,000	6.00%, 05/01/2029(1)	3,971,485
745,000	10.50%, 06/01/2030(1)	803,795
	NCL Corp. Ltd.
2,215,000	5.88%, 02/15/2027(1)	2,212,703
300,000	8.13%, 01/15/2029(1)	318,053
1,505,000	8.38%, 02/01/2028(1)	1,576,522
	Royal Caribbean Cruises Ltd.
3,000,000	5.50%, 08/31/2026(1)	3,003,378
170,000	5.63%, 09/30/2031(1)	169,305
2,600,000	6.00%, 02/01/2033(1)	2,615,965
	Viking Cruises Ltd.
575,000	5.88%, 09/15/2027(1)	571,281
2,350,000	9.13%, 07/15/2031(1)	2,537,946
		17,780,433
	Lodging - 0.3%
	Fortune Star BVI Ltd.
1,445,000	5.05%, 01/27/2027(3)	1,352,086
2,350,000	5.95%, 10/19/2025(3)	2,306,349
7,940,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	7,724,769
	Melco Resorts Finance Ltd.
425,000	5.25%, 04/26/2026(3)	416,857
615,000	5.38%, 12/04/2029(1)	561,830
1,485,000	5.75%, 07/21/2028(3)	1,416,912
10,000,000	Sands China Ltd. 3.25%, 08/08/2031(11)	8,649,413
3,165,000	Station Casinos LLC 6.63%, 03/15/2032(1)	3,180,540
3,429,000	Studio City Finance Ltd. 5.00%, 01/15/2029(3)	3,095,443
1,725,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	1,719,666
1,375,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(1)	1,364,720
		31,788,585
The accompanying notes are an integral part of these financial statements.

14

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Machinery-Diversified - 0.2%
	AGCO Corp.
$ 2,895,000	5.45%, 03/21/2027	$2,926,783
1,950,000	5.80%, 03/21/2034(2)	1,983,342
	Ingersoll Rand, Inc.
2,170,000	5.40%, 08/14/2028	2,218,809
8,060,000	5.70%, 08/14/2033	8,375,015
1,400,000	TK Elevator Holdco GmbH 7.63%, 07/15/2028(1)	1,406,317
1,470,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(1)	1,445,932
	Westinghouse Air Brake Technologies Corp.
2,205,000	3.20%, 06/15/2025	2,178,975
3,270,000	5.61%, 03/11/2034	3,361,330
		23,896,503
	Media - 1.6%
1,575,000	AMC Networks, Inc. 10.25%, 01/15/2029(1)	1,622,250
	CCO Holdings LLC/CCO Holdings Capital Corp.
9,955,000	4.25%, 02/01/2031(1)	8,638,820
3,150,000	4.25%, 01/15/2034(1)	2,516,564
2,670,000	4.50%, 08/15/2030(1)	2,384,681
925,000	4.75%, 02/01/2032(1)	799,710
1,325,000	5.00%, 02/01/2028(1)	1,282,413
1,125,000	7.38%, 03/01/2031(1)(2)	1,144,070
	Charter Communications Operating LLC/Charter Communications Operating Capital
14,685,000	2.25%, 01/15/2029	12,898,133
10,000,000	3.50%, 03/01/2042	6,758,414
9,740,000	3.85%, 04/01/2061	5,850,035
11,690,000	3.90%, 06/01/2052	7,515,791
2,865,000	4.80%, 03/01/2050	2,149,552
10,990,000	5.38%, 05/01/2047	8,983,436
4,595,000	5.75%, 04/01/2048	3,925,754
4,635,000	6.10%, 06/01/2029	4,733,755
8,658,000	6.48%, 10/23/2045	8,179,855
	Comcast Corp.
14,700,000	2.94%, 11/01/2056	9,082,852
4,900,000	2.99%, 11/01/2063	2,925,272
6,605,000	3.25%, 11/01/2039	5,139,824
6,640,000	3.40%, 07/15/2046	4,871,685
1,925,000	3.75%, 04/01/2040	1,590,014
8,090,000	5.65%, 06/01/2054	8,207,664
	CSC Holdings LLC
4,025,000	5.75%, 01/15/2030(1)	2,120,191
4,970,000	11.75%, 01/31/2029(1)	4,848,433
6,110,000	Discovery Communications LLC 3.95%, 06/15/2025	6,063,832
1,175,000	DISH DBS Corp. 5.75%, 12/01/2028(1)	1,026,611
	Paramount Global
4,362,000	4.38%, 03/15/2043	3,143,469
29,810,000	4.95%, 01/15/2031	27,693,623
4,645,000	6.88%, 04/30/2036	4,633,234
2,595,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)(2)(10)	2,280,746
	Sirius XM Radio, Inc.
1,820,000	4.00%, 07/15/2028(1)	1,700,370
900,000	4.13%, 07/01/2030(1)	805,196
3,790,000	Sunrise FinCo I BV 4.88%, 07/15/2031(1)	3,467,850
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Media - 1.6% - (continued)
$ 1,565,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	$1,756,728
	Time Warner Cable LLC
5,340,000	5.88%, 11/15/2040	4,716,587
2,825,000	6.75%, 06/15/2039	2,745,543
	Univision Communications, Inc.
1,290,000	4.50%, 05/01/2029(1)	1,145,220
2,250,000	8.50%, 07/31/2031(1)	2,211,614
	Virgin Media Secured Finance PLC
GBP 1,700,000	4.25%, 01/15/2030(3)	1,929,018
$ 2,785,000	4.50%, 08/15/2030(1)	2,439,078
	VTR Comunicaciones SpA
200,000	4.38%, 04/15/2029(3)	176,364
400,000	5.13%, 01/15/2028(3)	373,725
15,400,000	VZ Secured Financing BV 5.00%, 01/15/2032(1)	13,824,526
2,130,000	Ziggo BV 4.88%, 01/15/2030(1)	1,975,010
		202,277,512
	Metal Fabricate/Hardware - 0.0%
	Advanced Drainage Systems, Inc.
949,000	5.00%, 09/30/2027(1)	931,805
2,051,000	6.38%, 06/15/2030(1)	2,067,443
		2,999,248
	Mining - 1.2%
	Anglo American Capital PLC
20,570,000	3.88%, 03/16/2029(1)	19,623,156
1,001,000	4.88%, 05/14/2025(1)	999,672
8,630,000	5.63%, 04/01/2030(1)	8,857,652
13,580,000	5.75%, 04/05/2034(1)	13,882,393
1,340,000	AngloGold Ashanti Holdings PLC 3.75%, 10/01/2030	1,215,085
	Constellium SE
680,000	3.75%, 04/15/2029(1)	615,329
1,216,000	5.63%, 06/15/2028(1)	1,186,543
900,000	First Quantum Minerals Ltd. 8.63%, 06/01/2031(1)	910,471
	FMG Resources August 2006 Pty. Ltd.
310,000	4.38%, 04/01/2031(1)	282,210
1,050,000	4.50%, 09/15/2027(1)	1,022,175
14,635,000	5.88%, 04/15/2030(1)	14,564,916
	Freeport Indonesia PT
428,000	5.32%, 04/14/2032(3)	422,703
420,000	6.20%, 04/14/2052(3)	425,300
	Glencore Funding LLC
11,720,000	5.40%, 05/08/2028(1)	11,916,387
14,035,000	5.63%, 04/04/2034(1)	14,252,317
3,610,000	5.89%, 04/04/2054(1)	3,649,200
16,575,000	6.13%, 10/06/2028(1)	17,268,772
11,910,000	6.38%, 10/06/2030(1)	12,652,306
	Navoi Mining & Metallurgical Combinat
840,000	6.70%, 10/17/2028(1)	843,305
1,015,000	6.95%, 10/17/2031(1)	1,016,674
	Novelis Corp.
820,000	3.88%, 08/15/2031(1)	720,140
4,455,000	4.75%, 01/30/2030(1)	4,173,722
8,355,000	Rio Tinto Finance USA Ltd. 2.75%, 11/02/2051	5,327,551
	Stillwater Mining Co.
4,285,000	4.50%, 11/16/2029(3)	3,524,841
1,390,000	4.50%, 11/16/2029(1)	1,143,414
The accompanying notes are an integral part of these financial statements.

15

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Mining - 1.2% - (continued)
	WE Soda Investments Holding PLC
$ 1,030,000	9.38%, 02/14/2031(1)	$1,057,089
2,135,000	9.50%, 10/06/2028(1)	2,199,477
		143,752,800
	Office/Business Equipment - 0.1%
	CDW LLC/CDW Finance Corp.
5,064,000	3.25%, 02/15/2029	4,676,315
12,485,000	3.28%, 12/01/2028	11,612,538
		16,288,853
	Oil & Gas - 2.1%
1,300,000	Adnoc Murban Rsc Ltd. 5.13%, 09/11/2054(1)	1,216,782
	Aker BP ASA
5,255,000	5.13%, 10/01/2034(1)	5,029,547
2,140,000	6.00%, 06/13/2033(1)	2,185,996
	Apache Corp.
695,000	4.75%, 04/15/2043	559,850
1,380,000	5.10%, 09/01/2040	1,191,436
	BP Capital Markets America, Inc.
7,750,000	2.94%, 06/04/2051	4,987,165
6,170,000	3.00%, 03/17/2052	4,017,245
7,125,000	3.06%, 06/17/2041	5,273,982
11,380,000	3.38%, 02/08/2061	7,545,171
	ConocoPhillips Co.
5,325,000	3.80%, 03/15/2052	4,048,083
5,795,000	5.55%, 03/15/2054	5,784,282
4,145,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(1)	4,280,036
	Diamondback Energy, Inc.
3,330,000	5.40%, 04/18/2034	3,324,146
12,629,000	6.25%, 03/15/2053	13,050,060
	Ecopetrol SA
2,860,000	4.63%, 11/02/2031	2,358,210
775,000	5.88%, 05/28/2045	545,409
2,215,000	7.75%, 02/01/2032	2,159,594
5,335,000	8.38%, 01/19/2036	5,214,181
12,280,000	8.88%, 01/13/2033	12,616,337
1,805,000	Empresa Nacional del Petroleo 5.25%, 11/06/2029(3)	1,793,171
16,940,000	Eni SpA 5.50%, 05/15/2034(1)	17,033,300
3,365,000	Equinor ASA 3.63%, 04/06/2040	2,780,645
	Hess Corp.
3,733,000	7.13%, 03/15/2033	4,182,348
11,627,000	7.30%, 08/15/2031	13,006,374
600,000	Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(1)	575,722
	Matador Resources Co.
175,000	6.25%, 04/15/2033(1)	171,260
1,005,000	6.50%, 04/15/2032(1)	995,318
2,200,000	6.88%, 04/15/2028(1)	2,239,767
2,080,000	Nabors Industries, Inc. 9.13%, 01/31/2030(1)	2,148,022
4,265,000	Noble Finance II LLC 8.00%, 04/15/2030(1)	4,323,183
1,725,000	Northern Oil & Gas, Inc. 8.75%, 06/15/2031(1)	1,784,690
5,190,000	Ovintiv, Inc. 7.38%, 11/01/2031	5,688,556
	Patterson-UTI Energy, Inc.
1,170,000	5.15%, 11/15/2029	1,146,006
16,400,000	7.15%, 10/01/2033	17,345,861
	Permian Resources Operating LLC
1,020,000	6.25%, 02/01/2033(1)	1,012,651
2,530,000	8.00%, 04/15/2027(1)	2,600,205
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Oil & Gas - 2.1% - (continued)
$ 435,000	Petroleos de Venezuela SA 6.00%, 05/16/2049(3)(7)	$40,890
1,014,000	Petroleos Mexicanos 7.69%, 01/23/2050	787,168
13,240,000	Phillips 66 Co. 5.25%, 06/15/2031	13,353,268
2,125,000	Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24%, 07/03/2036(1)	2,185,966
1,070,000	Range Resources Corp. 4.75%, 02/15/2030(1)	1,007,395
	Saudi Arabian Oil Co.
6,620,000	5.25%, 07/17/2034(1)	6,625,157
4,715,000	5.75%, 07/17/2054(1)	4,548,806
780,000	5.88%, 07/17/2064(1)	750,750
	Shell Finance U.S., Inc.
4,199,000	4.00%, 05/10/2046	3,444,550
2,320,000	4.55%, 08/12/2043	2,099,619
	Shell International Finance BV
8,000,000	2.88%, 11/26/2041	5,890,101
11,925,000	3.00%, 11/26/2051	7,907,921
	SM Energy Co.
3,075,000	6.50%, 07/15/2028	3,066,320
255,000	6.75%, 08/01/2029(1)	253,428
920,000	7.00%, 08/01/2032(1)	912,540
1,205,000	State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(3)	1,259,195
3,735,000	Suncor Energy, Inc. 4.00%, 11/15/2047(2)	2,845,606
	Sunoco LP
1,045,000	7.00%, 05/01/2029(1)	1,078,000
1,840,000	7.25%, 05/01/2032(1)	1,915,488
	Talos Production, Inc.
825,000	9.00%, 02/01/2029(1)	849,693
1,975,000	9.38%, 02/01/2031(1)	2,033,452
	TotalEnergies Capital SA
4,870,000	4.72%, 09/10/2034	4,754,028
6,225,000	5.28%, 09/10/2054	5,973,760
4,005,000	5.49%, 04/05/2054	3,979,112
4,235,000	5.64%, 04/05/2064	4,220,102
	Transocean, Inc.
1,575,000	8.50%, 05/15/2031(1)	1,587,091
3,846,250	8.75%, 02/15/2030(1)	3,985,326
	Vital Energy, Inc.
425,000	7.75%, 07/31/2029(1)	417,040
1,380,000	7.88%, 04/15/2032(1)	1,326,204
2,675,000	9.75%, 10/15/2030	2,822,417
860,000	YPF SA 6.95%, 07/21/2027(3)	838,990
		256,973,974
	Oil & Gas Services - 0.1%
3,722,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	3,863,629
3,160,000	USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 03/15/2029(1)	3,218,438
5,500,000	Weatherford International Ltd. 8.63%, 04/30/2030(1)	5,685,352
		12,767,419
	Packaging & Containers - 0.3%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2,840,000	4.13%, 08/15/2026(1)(2)	2,470,800
3,135,000	5.25%, 08/15/2027(1)(2)	1,881,000
	Clydesdale Acquisition Holdings, Inc.
1,520,000	6.63%, 04/15/2029(1)	1,527,158
1,900,000	8.75%, 04/15/2030(1)(2)	1,929,450
The accompanying notes are an integral part of these financial statements.

16

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Packaging & Containers - 0.3% - (continued)
	Graphic Packaging International LLC
$ 1,335,000	3.75%, 02/01/2030(1)	$1,220,915
2,575,000	6.38%, 07/15/2032(1)	2,597,984
2,995,000	LABL, Inc. 8.63%, 10/01/2031(1)	2,886,629
	Mauser Packaging Solutions Holding Co.
1,715,000	7.88%, 04/15/2027(1)	1,762,162
1,725,000	9.25%, 04/15/2027(1)	1,764,099
	Owens-Brockway Glass Container, Inc.
2,620,000	7.25%, 05/15/2031(1)(2)	2,576,836
1,025,000	7.38%, 06/01/2032(1)	1,002,865
2,282,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(3)(11)	2,078,408
16,225,000	Sealed Air Corp. 1.57%, 10/15/2026(1)	15,154,252
		38,852,558
	Pharmaceuticals - 1.6%
	AbbVie, Inc.
4,630,000	4.05%, 11/21/2039	4,068,749
7,590,000	4.45%, 05/14/2046	6,705,364
3,702,000	4.85%, 06/15/2044	3,477,358
19,525,000	AstraZeneca Finance LLC 4.90%, 02/26/2031	19,725,981
5,000,000	AstraZeneca PLC 4.00%, 09/18/2042	4,272,661
31,415,000	Becton Dickinson & Co. 4.69%, 02/13/2028	31,400,888
	Bristol-Myers Squibb Co.
10,365,000	3.55%, 03/15/2042	8,283,351
4,655,000	4.25%, 10/26/2049	3,896,640
4,735,000	5.55%, 02/22/2054	4,789,578
2,310,000	6.25%, 11/15/2053	2,551,477
13,200,000	Cardinal Health, Inc. 5.13%, 02/15/2029	13,324,894
	CVS Health Corp.
8,115,000	4.78%, 03/25/2038	7,242,241
2,810,000	6.05%, 06/01/2054	2,774,537
	CVS Pass-Through Trust
5,884	6.04%, 12/10/2028	5,945
15,571	6.94%, 01/10/2030	16,021
	Eli Lilly & Co.
5,635,000	4.60%, 08/14/2034	5,507,803
5,670,000	4.70%, 02/09/2034	5,590,044
22,430,000	Novartis Capital Corp. 4.00%, 09/18/2031	21,567,418
	Pfizer Investment Enterprises Pte. Ltd.
7,965,000	5.11%, 05/19/2043	7,729,596
2,175,000	5.30%, 05/19/2053	2,128,345
5,955,000	5.34%, 05/19/2063	5,730,725
11,000,000	Takeda Pharmaceutical Co. Ltd. 5.30%, 07/05/2034	11,146,673
EUR 1,545,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	2,005,625
	Teva Pharmaceutical Finance Netherlands III BV
$ 11,597,000	3.15%, 10/01/2026	11,055,320
8,925,000	4.75%, 05/09/2027	8,670,859
1,325,000	Viatris, Inc. 2.70%, 06/22/2030	1,149,823
		194,817,916
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Pipelines - 1.9%
$ 2,731,000	AL Candelaria -spain- SA 5.75%, 06/15/2033(3)	$2,204,723
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
2,750,000	5.75%, 01/15/2028(1)	2,735,088
1,400,000	6.63%, 02/01/2032(1)	1,415,551
2,730,000	Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.25%, 07/15/2032(1)	2,820,109
	Buckeye Partners LP
822,000	3.95%, 12/01/2026	790,275
910,000	4.13%, 12/01/2027	869,963
3,530,000	4.50%, 03/01/2028(1)	3,362,176
1,124,000	5.60%, 10/15/2044	953,579
1,610,000	6.88%, 07/01/2029(1)	1,636,473
	Columbia Pipelines Holding Co. LLC
4,940,000	5.10%, 10/01/2031(1)	4,830,096
5,725,000	5.68%, 01/15/2034(1)	5,712,362
	Columbia Pipelines Operating Co. LLC
5,205,000	5.93%, 08/15/2030(1)	5,408,899
2,910,000	6.04%, 11/15/2033(1)	3,013,480
4,037,000	6.54%, 11/15/2053(1)	4,339,668
3,635,000	DT Midstream, Inc. 4.13%, 06/15/2029(1)	3,413,476
	EIG Pearl Holdings SARL
11,164,000	3.55%, 08/31/2036(1)	9,668,337
970,000	3.55%, 08/31/2036(3)	840,047
	Enbridge, Inc.
23,310,000	5.70%, 03/08/2033	23,903,576
1,775,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(4)	1,725,133
	Energy Transfer LP
2,675,000	2.90%, 05/15/2025	2,644,474
2,395,000	5.25%, 07/01/2029	2,418,778
3,853,000	5.30%, 04/15/2047	3,466,864
2,545,000	6.00%, 06/15/2048	2,509,924
4,245,000	6.10%, 12/01/2028	4,426,474
15,110,000	6.40%, 12/01/2030	16,019,335
6,910,000	8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(4)	7,321,801
	EQM Midstream Partners LP
625,000	4.75%, 01/15/2031(1)	594,136
1,275,000	6.50%, 07/15/2048	1,283,085
190,000	7.50%, 06/01/2030(1)	204,329
	Galaxy Pipeline Assets Bidco Ltd.
10,867,160	2.16%, 03/31/2034(1)	9,417,973
1,900,882	2.16%, 03/31/2034(3)	1,647,349
915,000	2.63%, 03/31/2036(1)	757,698
	Greensaif Pipelines Bidco SARL
3,780,000	5.85%, 02/23/2036(1)	3,783,837
8,088,000	6.10%, 08/23/2042(1)	8,088,000
5,390,000	6.13%, 02/23/2038(1)	5,518,584
530,000	6.13%, 02/23/2038(3)	542,425
	Hess Midstream Operations LP
620,000	4.25%, 02/15/2030(1)	578,924
7,330,000	6.50%, 06/01/2029(1)	7,451,634
	MPLX LP
7,525,000	4.95%, 03/14/2052	6,482,351
7,230,000	5.50%, 06/01/2034	7,215,533
1,992,000	ONEOK Partners LP 6.13%, 02/01/2041	2,014,204
The accompanying notes are an integral part of these financial statements.

17

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Pipelines - 1.9% - (continued)
	ONEOK, Inc.
$ 7,115,000	4.75%, 10/15/2031	$6,947,900
6,585,000	4.85%, 02/01/2049	5,619,272
8,735,000	5.05%, 11/01/2034	8,475,411
7,145,000	5.70%, 11/01/2054	6,889,402
6,474,000	6.35%, 01/15/2031	6,881,570
1,285,000	7.15%, 01/15/2051	1,435,576
570,000	South Bow Canadian Infrastructure Holdings Ltd. 7.50%, 03/01/2055, (7.50% fixed rate until 12/01/2034; 5 yr. USD CMT + 3.67% thereafter)(1)(4)	591,967
	Targa Resources Corp.
6,380,000	5.50%, 02/15/2035	6,365,848
4,352,000	6.25%, 07/01/2052	4,500,703
3,188,000	6.50%, 02/15/2053	3,424,239
1,210,000	Transcanada Trust 5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(4)	1,155,020
	Whistler Pipeline LLC
1,145,000	5.40%, 09/30/2029(1)	1,150,009
8,748,000	5.70%, 09/30/2031(1)	8,832,683
2,225,000	Williams Cos., Inc. 5.10%, 09/15/2045	2,037,020
		238,337,343
	Real Estate - 0.1%
GBP 2,950,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(3)	3,139,419
	Country Garden Holdings Co. Ltd.
$ 200,000	4.20%, 02/06/2026(3)(7)	19,000
200,000	5.40%, 05/27/2025(3)(7)	19,000
860,000	5.63%, 01/14/2030(3)(7)	82,775
435,000	Elect Global Investments Ltd. 4.10%, 06/03/2025, (4.10% fixed rate until 06/03/2025; 5 yr. USD CMT + 2.89% thereafter)(3)(4)(5)	418,688
1,025,000	Esic Sukuk Ltd. 5.83%, 02/14/2029(3)	1,044,079
2,475,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(3)	2,383,673
470,000	GLP Pte. Ltd. 3.88%, 06/04/2025(3)	457,075
907,000	NWD Finance BVI Ltd. 4.13%, 03/10/2028, (4.13% fixed rate until 03/10/2028; 5 yr. USD CMT + 5.86% thereafter)(3)(4)(5)	569,233
1,190,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(3)	1,080,695
		9,213,637
	Real Estate Investment Trusts - 1.8%
1,240,000	American Assets Trust LP 6.15%, 10/01/2034	1,244,624
	American Tower Corp.
5,000,000	3.65%, 03/15/2027	4,876,143
8,450,000	5.25%, 07/15/2028	8,550,735
12,670,000	American Tower Trust I 5.49%, 03/15/2053(1)	12,811,559
625,000	Brandywine Operating Partnership LP 4.55%, 10/01/2029(2)	575,356
	Brixmor Operating Partnership LP
14,080,000	4.13%, 05/15/2029	13,536,079
2,725,000	5.75%, 02/15/2035	2,783,424
3,000,000	Cousins Properties LP 5.88%, 10/01/2034	3,026,420
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Real Estate Investment Trusts - 1.8% - (continued)
	Crown Castle, Inc.
$ 30,455,000	2.90%, 03/15/2027	$29,148,780
6,725,000	3.65%, 09/01/2027	6,509,251
6,557,000	4.15%, 07/01/2050	5,190,836
4,805,000	4.90%, 09/01/2029	4,771,552
10,140,000	5.60%, 06/01/2029	10,393,874
12,240,000	Equinix, Inc. 3.20%, 11/18/2029	11,308,401
	GLP Capital LP/GLP Financing II, Inc.
5,990,000	3.25%, 01/15/2032	5,174,598
6,715,000	4.00%, 01/15/2031	6,173,785
4,750,000	5.30%, 01/15/2029	4,731,113
4,253,000	5.75%, 06/01/2028	4,319,611
5,850,000	Healthpeak OP LLC 5.25%, 12/15/2032	5,894,430
	Hudson Pacific Properties LP
1,830,000	4.65%, 04/01/2029(2)	1,463,941
595,000	5.95%, 02/15/2028	527,403
	Iron Mountain, Inc.
1,050,000	5.25%, 07/15/2030(1)	1,015,209
3,125,000	7.00%, 02/15/2029(1)	3,213,516
2,925,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(1)	2,921,131
550,000	Piedmont Operating Partnership LP 6.88%, 07/15/2029	567,333
5,520,000	Realty Income Corp. 4.85%, 03/15/2030	5,515,969
9,455,000	Regency Centers LP 5.25%, 01/15/2034	9,514,162
	RHP Hotel Properties LP/RHP Finance Corp.
345,000	6.50%, 04/01/2032(1)	349,094
3,345,000	7.25%, 07/15/2028(1)	3,469,488
	Simon Property Group LP
3,885,000	3.25%, 09/13/2049	2,710,009
5,572,000	4.25%, 10/01/2044	4,704,357
19,120,000	4.75%, 09/26/2034	18,349,044
	Trust Fibra Uno
1,930,000	4.87%, 01/15/2030(1)	1,734,549
1,140,000	4.87%, 01/15/2030(3)	1,024,552
2,445,000	7.38%, 02/13/2034(1)	2,426,755
5,605,000	UDR, Inc. 2.10%, 08/01/2032	4,517,961
15,360,000	Welltower OP LLC 2.75%, 01/15/2032	13,256,230
		218,301,274
	Retail - 0.7%
	1011778 BC ULC/New Red Finance, Inc.
1,805,000	3.50%, 02/15/2029(1)	1,666,334
1,755,000	3.88%, 01/15/2028(1)	1,672,767
2,020,000	4.38%, 01/15/2028(1)	1,942,765
	Asbury Automotive Group, Inc.
1,694,000	4.63%, 11/15/2029(1)	1,586,127
236,000	4.75%, 03/01/2030	222,088
1,445,000	5.00%, 02/15/2032(1)	1,331,144
	AutoZone, Inc.
10,000,000	4.75%, 02/01/2033	9,730,102
16,565,000	5.40%, 07/15/2034	16,664,536
2,335,000	6.25%, 11/01/2028	2,455,944
590,000	BCPE Ulysses Intermediate, Inc. 7.75%, 04/01/2027(1)(12)	574,823
3,265,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	3,413,270
1,575,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	1,491,813
The accompanying notes are an integral part of these financial statements.

18

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Retail - 0.7% - (continued)
$ 620,000	Foundation Building Materials, Inc. 6.00%, 03/01/2029(1)	$547,792
2,315,000	Home Depot, Inc. 4.50%, 12/06/2048	2,056,479
6,403,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	5,905,164
5,955,000	Lowe's Cos., Inc. 2.80%, 09/15/2041	4,199,172
	McDonald's Corp.
4,073,000	3.63%, 09/01/2049	3,039,319
3,615,000	4.60%, 05/26/2045	3,216,464
5,000,000	6.30%, 10/15/2037	5,474,272
1,325,000	Michaels Cos., Inc. 5.25%, 05/01/2028(1)	953,454
9,570,000	O'Reilly Automotive, Inc. 5.00%, 08/19/2034	9,379,765
	PetSmart, Inc./PetSmart Finance Corp.
3,275,000	4.75%, 02/15/2028(1)	3,113,339
875,000	7.75%, 02/15/2029(1)	849,268
2,601,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	2,652,698
3,525,000	Staples, Inc. 10.75%, 09/01/2029(1)	3,408,616
	Yum! Brands, Inc.
896,000	4.63%, 01/31/2032	840,021
865,000	4.75%, 01/15/2030(1)	836,990
563,000	5.38%, 04/01/2032	547,975
1,280,000	Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(3)	1,261,263
		91,033,764
	Semiconductors - 1.0%
	Broadcom, Inc.
5,685,000	4.35%, 02/15/2030	5,534,180
14,055,000	4.55%, 02/15/2032	13,592,549
15,339,000	4.93%, 05/15/2037(1)	14,709,580
18,065,000	Entegris, Inc. 4.75%, 04/15/2029(1)(10)	17,500,610
	Foundry JV Holdco LLC
1,685,000	5.90%, 01/25/2030(1)	1,707,845
3,025,000	6.15%, 01/25/2032(1)	3,075,760
2,415,000	6.25%, 01/25/2035(1)	2,469,793
	Intel Corp.
3,500,000	2.80%, 08/12/2041	2,317,059
3,000,000	3.05%, 08/12/2051	1,817,082
3,710,000	3.25%, 11/15/2049	2,368,870
7,075,000	5.05%, 08/05/2062	5,878,796
3,815,000	5.60%, 02/21/2054	3,528,607
5,000,000	5.63%, 02/10/2043	4,772,233
2,785,000	5.70%, 02/10/2053	2,602,784
4,560,000	Marvell Technology, Inc. 5.75%, 02/15/2029	4,694,751
	Micron Technology, Inc.
11,950,000	4.19%, 02/15/2027	11,799,960
10,000,000	5.30%, 01/15/2031	10,073,855
	QUALCOMM, Inc.
9,695,000	4.30%, 05/20/2047	8,262,422
3,395,000	4.50%, 05/20/2052	2,958,448
1,811,000	4.80%, 05/20/2045	1,672,776
2,365,000	6.00%, 05/20/2053	2,540,542
	SK Hynix, Inc.
1,160,000	2.38%, 01/19/2031(3)	984,250
1,075,000	6.38%, 01/17/2028(1)	1,114,794
2,285,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	2,174,268
		128,151,814
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Software - 1.3%
$ 6,005,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	$5,679,334
4,164,000	Dun & Bradstreet Corp. 5.00%, 12/15/2029(1)(2)	4,079,969
22,900,000	Fiserv, Inc. 4.75%, 03/15/2030	22,790,854
6,410,000	Microsoft Corp. 2.92%, 03/17/2052	4,425,265
	Open Text Corp.
1,410,000	3.88%, 02/15/2028(1)	1,326,229
2,185,000	3.88%, 12/01/2029(1)	1,993,391
13,365,000	6.90%, 12/01/2027(1)	13,895,029
	Open Text Holdings, Inc.
1,625,000	4.13%, 02/15/2030(1)	1,491,822
680,000	4.13%, 12/01/2031(1)	610,711
	Oracle Corp.
7,410,000	2.30%, 03/25/2028	6,856,230
6,000,000	2.65%, 07/15/2026	5,803,370
5,550,000	2.95%, 04/01/2030	5,035,561
18,317,000	3.60%, 04/01/2040	14,588,688
18,654,000	3.60%, 04/01/2050	13,431,816
2,100,000	3.85%, 07/15/2036	1,820,733
8,610,000	3.85%, 04/01/2060	6,106,609
14,500,000	3.90%, 05/15/2035	12,890,016
9,109,000	3.95%, 03/25/2051	6,944,713
2,860,000	4.00%, 07/15/2046	2,251,616
13,230,000	4.00%, 11/15/2047	10,313,489
1,480,000	4.13%, 05/15/2045	1,193,270
5,650,000	4.20%, 09/27/2029	5,503,847
4,300,000	6.50%, 04/15/2038	4,698,749
3,855,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	3,488,957
1,500,000	Rocket Software, Inc. 6.50%, 02/15/2029(1)	1,394,808
5,505,000	UKG, Inc. 6.88%, 02/01/2031(1)	5,639,935
		164,255,011
	Telecommunications - 1.5%
1,875,000	Altice Financing SA 5.75%, 08/15/2029(1)	1,537,736
1,200,000	Altice France Holding SA 10.50%, 05/15/2027(1)	364,834
	Altice France SA
660,000	5.50%, 01/15/2028(1)	512,161
800,000	5.50%, 10/15/2029(1)	598,991
4,075,000	8.13%, 02/01/2027(1)	3,375,261
MXN 43,930,000	America Movil SAB de CV 9.50%, 01/27/2031	2,081,567
	AT&T, Inc.
$ 14,625,000	3.50%, 06/01/2041	11,465,484
10,439,000	3.50%, 09/15/2053	7,275,185
9,502,000	3.55%, 09/15/2055	6,595,746
13,720,000	3.80%, 12/01/2057	9,852,698
460,000	CAS Capital No. 1 Ltd. 4.00%, 07/12/2026, (4.00% fixed rate until 07/12/2026; 5 yr. USD CMT + 3.64% thereafter)(3)(4)(5)	439,590
	Cisco Systems, Inc.
6,235,000	4.95%, 02/26/2031	6,316,753
11,155,000	5.30%, 02/26/2054	11,222,131
	Empresa Nacional de Telecomunicaciones SA
1,040,000	3.05%, 09/14/2032(1)	864,941
316,000	3.05%, 09/14/2032(3)	262,809
	Frontier Communications Holdings LLC
1,230,000	5.00%, 05/01/2028(1)	1,209,158
The accompanying notes are an integral part of these financial statements.

19

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Telecommunications - 1.5% - (continued)
$ 1,850,000	5.88%, 10/15/2027(1)	$1,846,036
	Globe Telecom, Inc.
1,239,000	3.00%, 07/23/2035(3)	995,010
415,000	4.20%, 08/02/2026, (4.20% fixed rate until 08/02/2026; 5 yr. USD CMT + 5.53% thereafter)(3)(4)(5)	403,214
	Iliad Holding SASU
536,000	6.50%, 10/15/2026(1)	540,281
EUR 2,185,000	6.88%, 04/15/2031(1)	2,528,428
$ 730,000	7.00%, 10/15/2028(1)	739,432
EUR 1,385,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(1)	1,506,534
	Level 3 Financing, Inc.
$ 2,825,000	3.75%, 07/15/2029(1)(2)	2,064,962
390,000	3.88%, 10/15/2030(1)	296,396
2,360,000	4.00%, 04/15/2031(1)	1,781,800
750,000	10.50%, 04/15/2029(1)	835,014
	Millicom International Cellular SA
1,115,000	4.50%, 04/27/2031(3)	1,005,915
603,000	6.25%, 03/25/2029(1)	599,293
391,500	6.25%, 03/25/2029(3)	389,093
630,000	7.38%, 04/02/2032(1)	643,599
990,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 yr. USD CMT + 4.27% thereafter)(3)(4)(5)	988,792
	Optics Bidco SpA
1,605,000	6.38%, 11/15/2033(1)	1,617,407
1,041,000	7.20%, 07/18/2036(1)	1,070,894
606,000	7.72%, 06/04/2038(1)	642,832
22,960,000	Rogers Communications, Inc. 5.00%, 02/15/2029	22,968,963
273,000	Silknet JSC 8.38%, 01/31/2027(3)	272,672
1,788,500	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	1,800,297
	Telecom Italia Capital SA
270,000	6.38%, 11/15/2033	272,863
349,000	7.20%, 07/18/2036	353,890
401,000	7.72%, 06/04/2038	417,372
	T-Mobile USA, Inc.
2,000,000	3.00%, 02/15/2041	1,469,280
4,895,000	3.40%, 10/15/2052	3,402,111
11,270,000	4.20%, 10/01/2029	10,963,356
13,135,000	4.38%, 04/15/2040	11,621,335
4,400,000	4.70%, 01/15/2035	4,238,503
5,380,000	5.25%, 06/15/2055	5,098,788
596,000	Tower Bersama Infrastructure Tbk. PT 2.75%, 01/20/2026(3)	578,120
	VEON Holdings BV
2,420,000	3.38%, 11/25/2027(3)	2,109,832
1,120,000	3.38%, 11/25/2027(1)	976,451
	Verizon Communications, Inc.
10,683,000	2.99%, 10/30/2056	6,609,137
13,220,000	3.40%, 03/22/2041	10,232,754
1,795,000	VF Ukraine PAT via VFU Funding PLC 6.20%, 02/11/2025(3)	1,626,898
660,000	Vmed O2 U.K. Financing I PLC 4.75%, 07/15/2031(1)	571,580
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Telecommunications - 1.5% - (continued)
	Vodafone Group PLC
$ 6,960,000	5.13%, 06/04/2081, (5.13% fixed rate until 12/04/2050; 5 yr. USD CMT + 3.07% thereafter)(4)	$5,555,777
7,215,000	5.75%, 06/28/2054	7,152,240
		182,762,196
	Transportation - 0.2%
8,215,000	Burlington Northern Santa Fe LLC 4.55%, 09/01/2044	7,378,571
4,040,000	CSX Corp. 4.90%, 03/15/2055	3,750,699
907,249	Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(3)	830,166
	Norfolk Southern Corp.
5,115,000	4.55%, 06/01/2053	4,426,515
3,734,000	4.65%, 01/15/2046	3,333,517
595,000	Rumo Luxembourg SARL 5.25%, 01/10/2028(2)(3)	580,646
675,000	Russian Railways Via RZD Capital PLC 5.70%, 04/05/2022(7)(8)	—
550,000	Ryder System, Inc. 4.90%, 12/01/2029	548,835
		20,848,949
	Trucking & Leasing - 0.4%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
10,395,000	1.70%, 06/15/2026(1)	9,876,188
2,000,000	2.70%, 11/01/2024(1)	2,000,000
6,420,000	4.40%, 07/01/2027(1)	6,339,906
3,620,000	6.20%, 06/15/2030(1)	3,823,024
23,050,000	SMBC Aviation Capital Finance DAC 5.30%, 04/03/2029(1)	23,290,324
		45,329,442
	Water - 0.0%
1,900,000	Aegea Finance SARL 9.00%, 01/20/2031(1)	2,025,724
	Total Corporate Bonds (cost $5,900,223,499)	$5,735,820,801
FOREIGN GOVERNMENT OBLIGATIONS - 3.3%
	Angola - 0.0%
	Angola Government International Bonds
200,000	8.25%, 05/09/2028(3)	$190,432
400,000	8.75%, 04/14/2032(3)	362,000
		552,432
	Argentina - 0.3%
	Argentina Republic Government International Bonds
10,860,405	0.75%, 07/09/2030(11)	7,307,228
410,000	1.00%, 07/09/2029	294,244
5,090,000	3.50%, 07/09/2041(11)	2,608,064
52,194,751	4.13%, 07/09/2035(11)	28,806,774
		39,016,310
	Azerbaijan - 0.0%
2,410,000	Republic of Azerbaijan International Bonds 3.50%, 09/01/2032(3)	2,092,511
The accompanying notes are an integral part of these financial statements.

20

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.3% - (continued)
	Benin - 0.0%
	Benin Government International Bonds
$ 566,000	7.96%, 02/13/2038(1)	$556,973
1,084,000	7.96%, 02/13/2038(3)	1,066,710
		1,623,683
	Bermuda - 0.0%
822,000	Bermuda Government International Bonds 5.00%, 07/15/2032(3)	801,450
	Brazil - 0.1%
	Brazil Government International Bonds
9,290,000	4.75%, 01/14/2050	6,806,882
4,207,000	7.13%, 05/13/2054	4,197,256
		11,004,138
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 3,205,000	0.38%, 09/23/2030(3)	2,992,587
1,259,000	4.13%, 09/23/2029(3)	1,436,212
4,250,000	4.88%, 05/13/2036(3)	5,073,673
$ 1,442,000	5.00%, 03/05/2037(3)	1,394,414
		10,896,886
	Chile - 0.0%
7,706,000	Chile Government International Bonds 3.10%, 01/22/2061	4,770,462
	Colombia - 0.3%
	Colombia Government International Bonds
17,979,000	3.13%, 04/15/2031	14,314,180
310,000	3.25%, 04/22/2032	239,099
4,349,000	4.13%, 02/22/2042	2,756,006
5,415,000	4.13%, 05/15/2051	3,135,075
3,170,000	5.00%, 06/15/2045	2,165,870
1,320,000	5.20%, 05/15/2049	898,991
1,884,000	5.63%, 02/26/2044	1,411,941
2,500,000	7.75%, 11/07/2036	2,455,698
2,275,000	8.00%, 11/14/2035	2,300,742
1,965,000	8.38%, 11/07/2054	1,911,367
COP 14,221,100,000	Colombia TES 7.25%, 10/18/2034	2,508,443
		34,097,412
	Costa Rica - 0.1%
	Costa Rica Government International Bonds
$ 550,000	5.63%, 04/30/2043(3)	495,000
307,000	6.55%, 04/03/2034(1)	318,576
3,270,000	7.16%, 03/12/2045(3)	3,407,340
3,140,000	7.30%, 11/13/2054(1)	3,314,270
		7,535,186
	Czech Republic - 0.0%
CZK 43,760,000	Czech Republic Government Bonds 0.95%, 05/15/2030(3)	1,612,047
	Dominican Republic - 0.2%
	Dominican Republic International Bonds
$ 5,650,000	4.50%, 01/30/2030(3)	5,234,726
11,935,000	4.88%, 09/23/2032(3)	10,904,555
1,535,000	5.50%, 02/22/2029(1)	1,505,451
6,390,000	5.50%, 02/22/2029(3)	6,266,993
1,635,000	5.88%, 01/30/2060(3)	1,445,430
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.3% - (continued)
	Dominican Republic - 0.2% - (continued)
$ 285,000	5.95%, 01/25/2027(3)	$285,481
557,000	6.00%, 07/19/2028(3)	559,176
1,975,000	7.05%, 02/03/2031(1)	2,061,362
		28,263,174
	Ecuador - 0.1%
	Ecuador Government International Bonds
5,080,000	0.00%, 07/31/2030(3)(13)	2,767,836
17,298,000	5.00%, 07/31/2040(3)(11)	8,772,441
8,733,543	5.50%, 07/31/2035(3)(11)	4,818,782
		16,359,059
	Egypt - 0.2%
	Egypt Government International Bonds
EUR 2,205,000	5.63%, 04/16/2030(3)	2,039,291
$ 489,000	5.80%, 09/30/2027(3)	459,438
583,000	5.88%, 02/16/2031(3)	482,013
3,073,000	6.59%, 02/21/2028(3)	2,911,667
6,111,000	7.30%, 09/30/2033(3)	5,155,362
280,000	7.50%, 02/16/2061(3)	199,500
725,000	7.63%, 05/29/2032(3)	635,647
3,055,000	7.90%, 02/21/2048(3)	2,292,239
6,554,000	8.50%, 01/31/2047(3)	5,193,730
245,000	8.70%, 03/01/2049(3)	196,319
440,000	8.75%, 09/30/2051(3)	354,200
		19,919,406
	El Salvador - 0.0%
845,000	El Salvador Government International Bonds 7.12%, 01/20/2050(3)	643,339
	Gabon - 0.0%
	Gabon Government International Bonds
1,515,000	6.63%, 02/06/2031(3)	1,207,249
620,000	6.63%, 02/06/2031(1)	493,681
1,756,000	6.95%, 06/16/2025(3)	1,713,322
1,110,000	7.00%, 11/24/2031(3)	884,115
		4,298,367
	Guatemala - 0.1%
	Guatemala Government Bonds
565,000	3.70%, 10/07/2033(3)	465,843
270,000	4.88%, 02/13/2028(3)	261,900
1,390,000	4.90%, 06/01/2030(3)	1,320,722
675,000	6.13%, 06/01/2050(3)	616,612
1,210,000	6.55%, 02/06/2037(1)	1,218,954
1,835,000	6.60%, 06/13/2036(3)	1,860,690
2,100,000	7.05%, 10/04/2032(1)	2,209,200
1,315,000	7.05%, 10/04/2032(3)	1,383,380
		9,337,301
	Hungary - 0.2%
	Hungary Government Bonds
HUF 1,228,470,000	2.25%, 04/20/2033	2,336,206
236,240,000	7.00%, 10/24/2035	633,908
	Hungary Government International Bonds
$ 5,575,000	2.13%, 09/22/2031(3)	4,460,368
970,000	3.13%, 09/21/2051(3)	597,534
2,943,000	5.50%, 06/16/2034(1)	2,876,194
2,730,000	5.50%, 06/16/2034(3)	2,668,084
3,615,000	5.50%, 03/26/2036(1)	3,483,436
425,000	5.50%, 03/26/2036(3)	409,529
1,110,000	6.13%, 05/22/2028(3)	1,141,879
The accompanying notes are an integral part of these financial statements.

21

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.3% - (continued)
	Hungary - 0.2% - (continued)
$ 3,510,000	6.25%, 09/22/2032(1)	$3,647,030
934,000	6.75%, 09/25/2052(3)	993,546
2,004,000	7.63%, 03/29/2041	2,289,372
	Magyar Export-Import Bank Zrt
EUR 670,000	6.00%, 05/16/2029(3)	781,630
$ 635,000	6.13%, 12/04/2027(1)	646,728
		26,965,444
	Ivory Coast - 0.0%
	Ivory Coast Government International Bonds
EUR 645,000	4.88%, 01/30/2032(3)	613,725
$ 840,000	8.25%, 01/30/2037(1)	835,808
1,550,000	8.25%, 01/30/2037(3)	1,542,836
		2,992,369
	Jordan - 0.1%
	Jordan Government International Bonds
3,710,000	5.75%, 01/31/2027(3)	3,640,437
1,650,000	7.50%, 01/13/2029(3)	1,679,288
1,972,000	7.75%, 01/15/2028(3)	2,019,644
		7,339,369
	Mexico - 0.3%
MXN 24,339,760	Mexico Cetes 0.00%, 06/11/2026(13)	1,033,272
	Mexico Government International Bonds
$ 690,000	2.66%, 05/24/2031	572,153
3,385,000	3.77%, 05/24/2061	2,031,869
4,075,000	4.40%, 02/12/2052	2,895,886
6,585,000	4.50%, 01/31/2050	4,859,319
542,000	4.60%, 01/23/2046	411,179
370,000	4.60%, 02/10/2048	277,441
6,250,000	5.00%, 04/27/2051	4,919,079
3,693,000	6.00%, 05/07/2036	3,582,821
4,157,000	6.34%, 05/04/2053	3,857,447
3,246,000	6.35%, 02/09/2035	3,256,704
4,362,000	6.40%, 05/07/2054	4,089,185
		31,786,355
	Mongolia - 0.1%
	Mongolia Government International Bonds
1,980,000	3.50%, 07/07/2027(3)	1,847,425
3,255,000	8.65%, 01/19/2028(3)	3,460,065
		5,307,490
	Morocco - 0.0%
EUR 780,000	Morocco Government International Bonds 1.38%, 03/30/2026(3)	817,291
	North Macedonia - 0.0%
	North Macedonia Government International Bonds
162,000	3.68%, 06/03/2026(1)	173,362
762,000	3.68%, 06/03/2026(3)	815,446
400,000	6.96%, 03/13/2027(1)	452,237
1,255,000	6.96%, 03/13/2027(3)	1,418,893
		2,859,938
	Oman - 0.0%
	Oman Government International Bonds
$ 200,000	5.63%, 01/17/2028(3)	201,600
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.3% - (continued)
	Oman - 0.0% - (continued)
$ 505,000	6.75%, 01/17/2048(3)	$522,450
2,633,000	7.00%, 01/25/2051(3)	2,810,854
		3,534,904
	Pakistan - 0.0%
	Pakistan Government International Bonds
505,000	6.00%, 04/08/2026(3)	473,983
401,000	6.88%, 12/05/2027(3)	363,133
1,325,000	7.38%, 04/08/2031(3)	1,121,096
925,000	8.88%, 04/08/2051(3)	736,300
		2,694,512
	Panama - 0.1%
	Panama Government International Bonds
290,000	2.25%, 09/29/2032	211,726
2,432,000	4.30%, 04/29/2053	1,537,089
5,126,000	4.50%, 04/01/2056	3,280,713
670,000	8.00%, 03/01/2038	710,200
		5,739,728
	Peru - 0.1%
	Peru Government International Bonds
4,575,000	2.78%, 01/23/2031	3,962,217
2,022,000	2.78%, 12/01/2060	1,124,700
1,005,000	3.60%, 01/15/2072	641,822
1,555,000	5.38%, 02/08/2035	1,529,867
2,135,000	5.88%, 08/08/2054	2,108,406
		9,367,012
	Poland - 0.0%
801,000	Bank Gospodarstwa Krajowego 6.25%, 07/09/2054(1)	817,396
2,835,000	Republic of Poland Government International Bonds 5.50%, 04/04/2053	2,745,590
		3,562,986
	Romania - 0.2%
	Romania Government International Bonds
EUR 719,000	1.38%, 12/02/2029(3)	673,851
1,650,000	3.38%, 01/28/2050(3)	1,202,149
688,000	3.50%, 04/03/2034(3)	642,245
685,000	5.63%, 02/22/2036(1)	732,375
390,000	5.63%, 02/22/2036(3)	416,972
2,856,000	5.63%, 05/30/2037(1)	3,024,910
$ 10,332,000	5.88%, 01/30/2029(1)	10,391,502
2,000	6.00%, 05/25/2034(1)	1,948
1,716,000	6.00%, 05/25/2034(3)	1,671,384
EUR 1,945,000	6.63%, 09/27/2029(3)	2,308,369
$ 216,000	7.63%, 01/17/2053(1)	233,280
336,000	7.63%, 01/17/2053(3)	362,858
		21,661,843
	Saudi Arabia - 0.2%
2,761,000	KSA Sukuk Ltd. 5.25%, 06/04/2034(1)	2,794,999
	Saudi Government International Bonds
4,871,000	3.25%, 11/17/2051(3)	3,196,594
1,920,000	3.75%, 01/21/2055(3)	1,347,521
405,000	3.75%, 01/21/2055(3)	284,243
960,000	5.00%, 01/16/2034(1)	954,413
6,471,000	5.00%, 01/18/2053(1)	5,682,373
The accompanying notes are an integral part of these financial statements.

22

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.3% - (continued)
	Saudi Arabia - 0.2% - (continued)
$ 2,334,000	5.75%, 01/16/2054(1)	$2,262,556
4,170,000	5.75%, 01/16/2054(3)	4,046,484
		20,569,183
	Senegal - 0.0%
EUR 1,912,000	Senegal Government International Bonds 4.75%, 03/13/2028(3)	1,926,024
	Serbia - 0.0%
	Serbia International Bonds
1,285,000	2.05%, 09/23/2036(3)	1,054,675
$ 569,000	6.50%, 09/26/2033(3)	594,758
		1,649,433
	South Africa - 0.0%
	Republic of South Africa Government Bonds
ZAR 24,610,000	6.25%, 03/31/2036	992,245
12,805,000	8.50%, 01/31/2037	607,844
27,620,000	8.75%, 01/31/2044	1,252,490
14,946,015	11.63%, 03/31/2053	871,328
$ 787,000	Republic of South Africa Government International Bonds 5.75%, 09/30/2049	615,513
		4,339,420
	Sri Lanka - 0.0%
	Sri Lanka Government International Bonds
200,000	5.75%, 04/18/2049(3)(7)	121,182
1,125,000	6.20%, 05/11/2027(3)(7)	689,062
550,000	7.55%, 03/28/2030(3)(7)	340,226
514,000	7.85%, 03/14/2029(3)(7)	320,313
		1,470,783
	Supranational - 0.0%
INR 60,400,000	Asian Infrastructure Investment Bank 6.65%, 06/30/2033(3)	695,654
30,000,000	Inter-American Development Bank 7.35%, 10/06/2030	360,266
		1,055,920
	Turkey - 0.3%
$ 2,885,000	Hazine Mustesarligi Varlik Kiralama AS 8.51%, 01/14/2029(1)	3,122,291
	Turkiye Government International Bonds
2,005,000	4.88%, 04/16/2043	1,443,600
3,140,000	5.13%, 02/17/2028	3,064,050
EUR 505,000	5.88%, 05/21/2030	570,133
$ 5,089,000	5.88%, 06/26/2031	4,811,242
2,065,000	5.95%, 01/15/2031	1,969,597
2,450,000	7.13%, 07/17/2032	2,452,499
2,417,000	7.63%, 05/15/2034	2,491,021
9,894,000	9.38%, 03/14/2029	11,026,863
2,418,000	9.88%, 01/15/2028	2,701,389
		33,652,685
	Ukraine - 0.1%
	Ukraine Government International Bonds
577,239	0.00%, 02/01/2030(1)(11)	278,446
2,157,057	0.00%, 02/01/2034(1)(11)	808,896
4,641,865	0.00%, 02/01/2035(1)(11)	2,262,909
2,874,054	0.00%, 02/01/2036(1)(11)	1,386,731
253,010	1.75%, 02/01/2029(1)(11)	151,806
5,291,661	1.75%, 02/01/2034(1)(11)	2,526,768
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.3% - (continued)
	Ukraine - 0.1% - (continued)
$ 5,553,837	1.75%, 02/01/2035(1)(11)	$2,581,423
3,839,835	1.75%, 02/01/2036(1)(11)	1,756,245
		11,753,224
	United Arab Emirates - 0.0%
2,095,000	Abu Dhabi Government International Bonds 5.50%, 04/30/2054(1)	2,136,272
3,390,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(3)	2,483,866
EUR 495,000	Finance Department Government of Sharjah 4.63%, 01/17/2031(1)	539,080
		5,159,218
	Uruguay - 0.0%
UYU 85,041,000	Uruguay Government International Bonds 9.75%, 07/20/2033	2,088,294
	Venezuela - 0.1%
	Venezuela Government International Bonds
$ 1,015,000	7.00%, 12/01/2018(3)(7)	116,577
3,170,000	7.00%, 03/31/2038(3)(7)	426,627
23,634,000	7.65%, 04/21/2025(3)(7)	3,096,575
4,765,000	7.75%, 10/13/2019(3)(7)	594,534
11,937,200	9.00%, 05/07/2023(3)(7)	1,642,638
		5,876,951
	Total Foreign Government Obligations (cost $401,859,485)	$406,993,539
MUNICIPAL BONDS - 0.3%
	General - 0.0%
4,130,000	Sales Tax Securitization Corp., IL, Rev 4.64%, 01/01/2040	$3,988,432
	General Obligation - 0.2%
15,000,000	City of New York, NY, GO 4.61%, 09/01/2037	14,567,859
14,023,530	State of Illinois, IL, GO 5.10%, 06/01/2033	14,013,880
		28,581,739
	Higher Education - 0.1%
12,000,000	Rutgers The State University of New Jersey, NJ, Rev 3.92%, 05/01/2119	8,545,738
	Total Municipal Bonds (cost $44,259,363)	$41,115,909
SENIOR FLOATING RATE INTERESTS - 0.1%(14)
	Construction Materials - 0.0%
2,763,788	CP Atlas Buyer, Inc. 8.54%, 11/23/2027, 1 mo. USD Term SOFR + 3.75%	$2,687,480
	Insurance - 0.0%
1,842,122	HUB International Ltd. 7.37%, 06/20/2030, 3 mo. USD Term SOFR + 2.75%	1,845,438
The accompanying notes are an integral part of these financial statements.

23

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 0.1%(14) - (continued)
	IT Services - 0.1%
$ 1,425,000	Fortress Intermediate 3, Inc. 8.44%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	$1,422,036
3,606,561	McAfee LLC 8.10%, 03/01/2029, 1 mo. USD Term SOFR + 3.25%	3,596,030
		5,018,066
	Packaging & Containers - 0.0%
1,952,000	Clydesdale Acquisition Holdings, Inc. 7.86%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	1,946,632
	Retail - 0.0%
1,885,000	Specialty Building Products Holdings LLC 8.54%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	1,865,716
	Software - 0.0%
1,949,006	Dun & Bradstreet Corp. 7.47%, 01/18/2029, 1 mo. USD Term SOFR + 2.75%	1,952,046
	Total Senior Floating Rate Interests (cost $15,366,520)	$15,315,378
U.S. GOVERNMENT SECURITIES - 2.4%
	U.S. Treasury Securities - 2.4%
	U.S. Treasury Bonds - 1.3%
5,745,000	2.25%, 08/15/2046	$3,869,572
45,100,000	2.38%, 02/15/2042	33,226,016
5,215,000	2.50%, 02/15/2046	3,713,854
15,515,000	2.88%, 05/15/2049	11,550,190
4,200,000	3.13%, 05/15/2048	3,293,555
4,355,000	3.88%, 02/15/2043	3,982,273
32,135,000	3.88%, 05/15/2043(15)	29,304,358
8,600,000	4.00%, 11/15/2042	8,019,500
7,310,000	4.38%, 11/15/2039	7,265,740
4,500,000	4.38%, 08/15/2043	4,388,379
36,885,000	4.63%, 05/15/2044	37,069,425
4,075,000	4.75%, 11/15/2043	4,171,145
7,960,000	5.25%, 02/15/2029	8,330,948
		158,184,955
	U.S. Treasury Notes - 1.1%
16,000,000	0.25%, 06/30/2025(16)	15,570,937
5,295,000	3.25%, 06/30/2029	5,089,612
3,225,000	3.38%, 09/15/2027	3,160,500
22,375,000	3.50%, 09/30/2026	22,102,305
7,150,000	3.63%, 03/31/2030	6,957,564
6,010,000	3.75%, 08/15/2027	5,949,900
2,880,000	3.75%, 12/31/2028	2,834,100
40,000,000	3.88%, 10/15/2027	39,725,000
13,130,000	4.13%, 10/31/2029	13,115,639
18,210,000	4.38%, 08/31/2028	18,343,018
1,060,000	4.50%, 05/31/2029	1,075,238
		133,923,813
	Total U.S. Government Securities (cost $303,023,423)	$292,108,768
COMMON STOCKS - 43.4%
	Banks - 3.6%
1,770,585	Bank of America Corp.	$74,045,865
899,926	JP Morgan Chase & Co.	199,711,578
281,944	M&T Bank Corp.	54,888,858
Shares or Principal Amount		Market Value†
COMMON STOCKS - 43.4% - (continued)
	Banks - 3.6% - (continued)
2,541,764	Regions Financial Corp.	$60,671,906
446,048	Royal Bank of Canada	53,944,786
		443,262,993
	Capital Goods - 4.9%
3,707,772	BAE Systems PLC	59,759,317
116,291	Deere & Co.	47,061,805
652,721	Emerson Electric Co.	70,670,103
247,442	General Dynamics Corp.	72,156,562
275,443	Honeywell International, Inc.	56,653,116
890,554	Johnson Controls International PLC	67,281,355
375,929	L3Harris Technologies, Inc.	93,031,150
846,109	PACCAR, Inc.	88,232,246
254,974	Siemens AG	49,605,141
		604,450,795
	Consumer Discretionary Distribution & Retail - 0.7%
486,824	Industria de Diseno Textil SA	27,756,097
211,612	Tractor Supply Co.	56,185,102
		83,941,199
	Consumer Durables & Apparel - 0.1%
142,800	NIKE, Inc. Class B	11,014,164
	Consumer Services - 0.8%
379,352	Darden Restaurants, Inc.	60,703,907
347,288	Starbucks Corp.	33,930,038
		94,633,945
	Energy - 3.6%
1,538,555	ConocoPhillips	168,533,315
3,608,763	Coterra Energy, Inc.	86,321,611
2,808,630	EQT Corp.	102,627,340
260,068	Phillips 66	31,681,484
862,418	TotalEnergies SE	54,121,597
		443,285,347
	Equity Real Estate Investment Trusts (REITs) - 2.9%
885,339	Crown Castle, Inc. REIT	95,165,089
1,844,671	Gaming & Leisure Properties, Inc. REIT	92,584,038
2,142,387	Host Hotels & Resorts, Inc. REIT	36,934,752
478,158	Lamar Advertising Co. Class A, REIT	63,116,856
2,423,807	Weyerhaeuser Co. REIT	75,525,826
		363,326,561
	Financial Services - 2.7%
537,681	Ares Management Corp. Class A	90,158,350
88,427	Capital One Financial Corp.	14,395,031
884,831	Morgan Stanley	102,861,604
472,558	Raymond James Financial, Inc.	70,042,547
808,954	TPG, Inc.	54,750,007
		332,207,539
	Food, Beverage & Tobacco - 2.5%
1,409,673	Archer-Daniels-Midland Co.	77,828,046
2,499,493	Keurig Dr. Pepper, Inc.	82,358,295
539,212	Pernod Ricard SA	67,276,698
633,729	Philip Morris International, Inc.	84,095,838
		311,558,877
	Health Care Equipment & Services - 1.8%
168,802	Elevance Health, Inc.	68,493,100
283,549	UnitedHealth Group, Inc.	160,063,410
		228,556,510
The accompanying notes are an integral part of these financial statements.

24

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 43.4% - (continued)
	Household & Personal Products - 1.2%
3,572,308	Kenvue, Inc.	$81,913,022
1,163,669	Unilever PLC ADR	70,879,079
		152,792,101
	Insurance - 1.4%
1,246,297	American International Group, Inc.	94,569,016
1,056,199	MetLife, Inc.	82,827,126
		177,396,142
	Materials - 2.3%
2,921,185	Barrick Gold Corp.	56,437,294
458,900	Celanese Corp.	57,807,633
468,355	LyondellBasell Industries NV Class A	40,676,632
439,955	PPG Industries, Inc.	54,778,797
1,164,957	Rio Tinto PLC ADR	75,594,060
		285,294,416
	Media & Entertainment - 0.3%
398,556	Omnicom Group, Inc.	40,254,156
	Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
816,956	AstraZeneca PLC ADR	58,126,419
1,604,070	Gilead Sciences, Inc.	142,473,497
971,890	Johnson & Johnson	155,366,336
1,043,807	Merck & Co., Inc.	106,802,332
5,059,120	Pfizer, Inc.	143,173,096
229,196	Roche Holding AG	71,028,624
		676,970,304
	Semiconductors & Semiconductor Equipment - 1.3%
304,287	Broadcom, Inc.	51,658,804
324,590	NXP Semiconductors NV	76,116,355
238,339	QUALCOMM, Inc.	38,794,439
		166,569,598
	Software & Services - 0.5%
649,477	Amdocs Ltd.	56,988,359
	Technology Hardware & Equipment - 2.0%
2,221,458	Cisco Systems, Inc.	121,669,255
1,217,370	Corning, Inc.	57,934,638
478,820	TE Connectivity PLC	70,587,644
		250,191,537
	Telecommunication Services - 0.6%
355,075	T-Mobile U.S., Inc.	79,238,537
	Transportation - 0.8%
310,515	Canadian National Railway Co.	33,530,312
484,057	United Parcel Service, Inc. Class B	64,892,682
		98,422,994
	Utilities - 3.9%
618,971	American Electric Power Co., Inc.	61,123,386
202,193	Atmos Energy Corp.	28,060,345
1,041,081	Dominion Energy, Inc.	61,975,552
844,524	Eversource Energy	55,611,905
721,500	Exelon Corp.	28,354,950
2,630,505	PPL Corp.	85,649,243
1,297,212	Sempra	108,148,564
616,188	WEC Energy Group, Inc.	58,864,440
		487,788,385
	Total Common Stocks (cost $4,261,375,348)	$5,388,144,459
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.1%
	Banks - 0.1%
770,000	Bank of America Corp. Series PP, 4.13%(17)		$14,506,800
	Total Preferred Stocks (cost $19,250,000)		$14,506,800
	Total Long-Term Investments (cost $10,961,732,355)		$11,911,381,987
SHORT-TERM INVESTMENTS - 1.4%
	Repurchase Agreements - 0.7%
$ 88,820,503	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $88,832,469; collateralized by U.S. Treasury Note at 4.63%, maturing 06/30/2026, with a market value of $90,597,045		$88,820,503
	Securities Lending Collateral - 0.3%
5,630,454	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(18)		5,630,454
18,768,178	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(18)		18,768,178
5,630,453	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(18)		5,630,453
5,630,453	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(18)		5,630,453
			35,659,538
	U.S. Treasury Securities - 0.4%
	U.S. Treasury Bills - 0.4%
2,360,000	3.82%, 11/05/2024(19)		2,358,766
14,070,000	3.83%, 11/05/2024(19)		14,062,617
7,035,000	4.36%, 11/12/2024(19)		7,024,938
5,855,000	4.50%, 11/29/2024(19)		5,834,143
14,095,000	4.54%, 11/29/2024(19)		14,044,347
			43,324,811
	Total Short-Term Investments (cost $167,804,852)		$167,804,852
	Total Investments (cost $11,129,537,207)	97.4%	$12,079,186,839
	Other Assets and Liabilities	2.6%	326,910,466
	Net Assets	100.0%	$12,406,097,305
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
The accompanying notes are an integral part of these financial statements.

25

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2024

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$1,622,441,961, representing 13.1% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2024, the aggregate value of these securities was $297,658,149, representing 2.4% of net assets.

(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(7)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(8)	Investment valued using significant unobservable inputs.
(9)	Variable rate security; the rate reported is the coupon rate in effect at October 31, 2024. Base lending rates may be subject to a floor or cap.
(10)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(11)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(12)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(13)	Security is a zero-coupon bond.
(14)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2024.

(15)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of October 31, 2024, the market value of securities pledged was $7,805,984.
(16)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of October 31, 2024, the market value of securities pledged was $2,189,663.
(17)	Perpetual security with no stated maturity date.
(18)	Current yield as of period end.
(19)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at October 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	668	12/31/2024	$137,571,468	$(1,237,444)
U.S. Treasury 10-Year Note Future	505	12/19/2024	55,786,719	(213,483)
U.S. Treasury Ultra Bond Future	988	12/19/2024	124,117,500	(5,866,574)
Total				$(7,317,501)
Short position contracts:
Euro BUXL 30-Year Bond Future	(5)	12/06/2024	$(719,873)	$12,832
Euro-BOBL Future	(165)	12/06/2024	(21,205,412)	91,338
Euro-BUND Future	(111)	12/06/2024	(15,913,563)	182,777
Euro-Schatz Future	(73)	12/06/2024	(8,459,888)	14,090
U.S. Treasury 5-Year Note Future	(953)	12/31/2024	(102,194,359)	1,104,501
U.S. Treasury 10-Year Ultra Future	(44)	12/19/2024	(5,005,000)	114,453
U.S. Treasury Long Bond Future	(50)	12/19/2024	(5,898,437)	22,299
Total				$1,542,290
Total futures contracts				$(5,775,211)

The accompanying notes are an integral part of these financial statements.

26

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2024

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.HY.S42	USD	2,994,000	(1.00%)	12/20/2029	Quarterly	$226,738	$—	$220,991	$(5,747)
CDX.EM.S42	USD	53,461,000	(1.00%)	12/20/2029	Quarterly	1,526,755	—	1,554,809	28,054
iTraxx-Asia ex-Japan.IG.S41	USD	4,094,000	(1.00%)	06/20/2029	Quarterly	7,195	—	(26,475)	(33,670)
Total						$1,760,688	$—	$1,749,325	$(11,363)
Credit default swaps on single-name issues:
Buy protection:
Kingdom of Saudi Arabia	USD	785,000	(1.00%)	12/20/2029	Quarterly	$—	$(12,258)	$(14,686)	$(2,428)
Sell protection:
Republic of Turkey (B+)	USD	1,195,000	1.00%	06/20/2028	Quarterly	$—	$(141,779)	$(42,571)	$99,208
Total						$—	$(154,037)	$(57,257)	$96,780
Total centrally cleared credit default swap contracts						$1,760,688	$(154,037)	$1,692,068	$85,417

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at October 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
11,824,200,000	COP	2,746,301	USD	CBK	12/18/2024	$(91,958)
19,590,000	EGP	382,244	USD	CBK	11/13/2024	16,670
19,590,000	EGP	368,753	USD	JPM	02/18/2025	11,044
15,470,000	EGP	274,048	USD	GSC	08/20/2025	2,440
3,095,000	EUR	3,349,330	USD	RBC	12/18/2024	24,454
821,000	EUR	892,378	USD	UBS	12/18/2024	2,575
1,481,000	EUR	1,611,982	USD	DEUT	12/18/2024	2,420
302,000	EUR	327,631	USD	BCLY	12/18/2024	1,572
950,000	EUR	1,034,178	USD	MSC	12/18/2024	1,394
35,000	EUR	38,092	USD	BNP	12/18/2024	61
594,000	EUR	647,910	USD	JPM	12/18/2024	(404)
1,795,000	EUR	1,970,800	USD	CBK	12/18/2024	(14,114)
389,900,000	HUF	1,060,895	USD	BOA	12/18/2024	(24,601)
51,830,000	INR	618,257	USD	CBK	12/18/2024	(3,106)
487,900,000	KZT	1,007,433	USD	GSC	12/18/2024	(19,673)
53,478,000	MXN	2,660,356	USD	CBK	12/18/2024	(10,330)
91,207,000	MXN	4,542,508	USD	SSG	12/18/2024	(22,876)
3,036,000	PEN	804,948	USD	MSC	12/18/2024	(800)
8,818,000	PEN	2,342,662	USD	CBK	12/18/2024	(7,027)
5,391,274	USD	23,182,732,000	COP	CBK	12/18/2024	187,122
1,602,146	USD	36,440,000	CZK	MSC	12/18/2024	34,580
396,559	USD	19,590,000	EGP	CBK	11/13/2024	(2,355)
376,586	USD	19,590,000	EGP	GSC	02/18/2025	(3,211)
276,004	USD	15,470,000	EGP	GSC	08/20/2025	(485)
14,640,024	USD	13,504,050	EUR	DEUT	11/29/2024	(66,376)
61,885,075	USD	55,922,000	EUR	DEUT	12/18/2024	925,864
2,622,650	USD	2,359,000	EUR	TDB	12/18/2024	51,161
599,081	USD	541,000	EUR	CBK	12/18/2024	9,349
1,019,600	USD	929,000	EUR	BNP	12/18/2024	6,919
925,283	USD	847,000	EUR	SSG	12/18/2024	1,989
72,997	USD	66,000	EUR	MSC	12/18/2024	1,052
417,428	USD	385,000	EUR	JPM	12/18/2024	(2,251)
839,355	USD	774,000	EUR	NWM	12/18/2024	(4,364)
6,312,001	USD	4,863,000	GBP	JPM	11/29/2024	41,670
3,213,128	USD	1,160,347,000	HUF	MSC	12/18/2024	129,107
1,101,876	USD	408,000,000	HUF	BCLY	12/18/2024	17,476
299,842	USD	25,280,000	INR	JPM	12/18/2024	(197)
The accompanying notes are an integral part of these financial statements.

27

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2024

Foreign Currency Contracts Outstanding at October 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,422,470	USD	119,900,000	INR	BOA	12/18/2024	$(578)
8,480,553	USD	169,716,000	MXN	SSG	12/18/2024	70,518
1,171,058	USD	22,864,000	MXN	CBK	12/18/2024	38,065
599,635	USD	11,675,000	MXN	BCLY	12/18/2024	21,097
484,156	USD	9,501,000	MXN	MSC	12/18/2024	13,348
3,168,013	USD	11,959,000	PEN	CBK	12/18/2024	418
935,791	USD	1,214,000	SGD	WEST	12/18/2024	14,385
739,629	USD	30,310,000	UYU	DEUT	12/18/2024	15,376
378,993	USD	15,768,000	UYU	CBK	12/18/2024	2,219
29,890	USD	1,224,000	UYU	GSC	12/18/2024	643
371,163	USD	15,767,000	UYU	GSC	03/19/2025	(1,183)
2,321,049	USD	41,465,000	ZAR	SSG	12/18/2024	(20,904)
1,424,166	USD	25,778,000	ZAR	MSC	12/18/2024	(31,782)
Total foreign currency contracts						$1,316,413
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

28

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$17,376,333	$—	$17,376,333	$—
Corporate Bonds	5,735,820,801	—	5,735,820,801	—
Foreign Government Obligations	406,993,539	—	406,993,539	—
Municipal Bonds	41,115,909	—	41,115,909	—
Senior Floating Rate Interests	15,315,378	—	15,315,378	—
U.S. Government Securities	292,108,768	—	292,108,768	—
Common Stocks
Banks	443,262,993	443,262,993	—	—
Capital Goods	604,450,795	495,086,337	109,364,458	—
Consumer Discretionary Distribution & Retail	83,941,199	56,185,102	27,756,097	—
Consumer Durables & Apparel	11,014,164	11,014,164	—	—
Consumer Services	94,633,945	94,633,945	—	—
Energy	443,285,347	389,163,750	54,121,597	—
Equity Real Estate Investment Trusts (REITs)	363,326,561	363,326,561	—	—
Financial Services	332,207,539	332,207,539	—	—
Food, Beverage & Tobacco	311,558,877	244,282,179	67,276,698	—
Health Care Equipment & Services	228,556,510	228,556,510	—	—
Household & Personal Products	152,792,101	152,792,101	—	—
Insurance	177,396,142	177,396,142	—	—
Materials	285,294,416	285,294,416	—	—
Media & Entertainment	40,254,156	40,254,156	—	—
Pharmaceuticals, Biotechnology & Life Sciences	676,970,304	605,941,680	71,028,624	—
Semiconductors & Semiconductor Equipment	166,569,598	166,569,598	—	—
Software & Services	56,988,359	56,988,359	—	—
Technology Hardware & Equipment	250,191,537	250,191,537	—	—
Telecommunication Services	79,238,537	79,238,537	—	—
Transportation	98,422,994	98,422,994	—	—
Utilities	487,788,385	487,788,385	—	—
Preferred Stocks	14,506,800	14,506,800	—	—
Short-Term Investments	167,804,852	35,659,538	132,145,314	—
Foreign Currency Contracts(2)	1,644,988	—	1,644,988	—
Futures Contracts(2)	1,542,290	1,542,290	—	—
Swaps - Credit Default(2)	127,262	—	127,262	—
Total	$12,082,501,379	$5,110,305,613	$6,972,195,766	$—
Liabilities
Foreign Currency Contracts(2)	$(328,575)	$—	$(328,575)	$—
Futures Contracts(2)	(7,317,501)	(7,317,501)	—	—
Swaps - Credit Default(2)	(41,845)	—	(41,845)	—
Total	$(7,687,921)	$(7,317,501)	$(370,420)	$—

(1)	For the year ended October 31, 2024, investments valued at $33,750 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

29

The Hartford Checks and Balances Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 66.7%
10,105,892	The Hartford Capital Appreciation Fund, Class F		$466,386,945
12,819,643	The Hartford Dividend and Growth Fund, Class F		469,711,707
	Total Domestic Equity Funds (cost $641,967,973)		$936,098,652
	Taxable Fixed Income Funds - 33.0%
13,702,005	Hartford Total Return Bond ETF		463,264,789
	Total Affiliated Investment Companies (cost $1,159,714,871)		$1,399,363,441
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
3,145,353	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 4.75%(1)		$3,145,353
	Total Short-Term Investments (cost $3,145,353)		$3,145,353
	Total Investments (cost $1,162,860,224)	99.9%	$1,402,508,794
	Other Assets and Liabilities	0.1%	1,448,383
	Net Assets	100.0%	$1,403,957,177
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$1,399,363,441	$1,399,363,441	$—	$—
Short-Term Investments	3,145,353	3,145,353	—	—
Total	$1,402,508,794	$1,402,508,794	$—	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

30

The Hartford Conservative Allocation Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 26.6%
269,318	Hartford Core Equity Fund, Class F	$14,936,357
363,229	Hartford Large Cap Growth ETF*	7,911,127
178,005	Hartford Small Cap Value Fund, Class F	2,269,567
60,696	Hartford US Quality Growth ETF	3,046,563
70,529	Hartford US Value ETF	3,468,405
312,983	The Hartford Equity Income Fund, Class F	6,844,935
99,786	The Hartford Small Company Fund, Class F*	2,241,186
	Total Domestic Equity Funds (cost $33,019,774)	$40,718,140
	International/Global Equity Funds - 10.4%
129,885	Hartford Multifactor Developed Markets (ex-US) ETF	3,816,021
108,222	Hartford Schroders Emerging Markets Equity Fund, Class F	1,877,657
229,759	Hartford Schroders International Contrarian Value Fund	3,051,200
157,933	The Hartford International Growth Fund, Class F	2,664,330
244,855	The Hartford International Opportunities Fund, Class F	4,554,290
	Total International/Global Equity Funds (cost $15,081,653)	$15,963,498
	Taxable Fixed Income Funds - 62.7%
852,538	Hartford Core Bond ETF	29,823,229
2,331,175	Hartford Schroders Core Fixed Income Fund, Class F	19,978,172
184,558	Hartford Strategic Income ETF	6,415,790
600,566	The Hartford Inflation Plus Fund, Class F	6,155,800
1,322,359	The Hartford Strategic Income Fund, Class F	10,459,858
2,273,357	The Hartford World Bond Fund, Class F	23,029,109
	Total Taxable Fixed Income Funds (cost $100,128,590)	$95,861,958
	Total Affiliated Investment Companies (cost $148,230,017)	$152,543,596
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
319,437	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 4.75%(1)		$319,437
	Total Short-Term Investments (cost $319,437)		$319,437
	Total Investments (cost $148,549,454)	99.9%	$152,863,033
	Other Assets and Liabilities	0.1%	124,293
	Net Assets	100.0%	$152,987,326
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$152,543,596	$152,543,596	$—	$—
Short-Term Investments	319,437	319,437	—	—
Total	$152,863,033	$152,863,033	$—	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

31

The Hartford Growth Allocation Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 59.2%
2,065,391	Hartford Core Equity Fund, Class F	$114,546,566
2,632,859	Hartford Large Cap Growth ETF*	57,343,669
1,126,039	Hartford Multifactor US Equity ETF	57,641,936
1,452,461	Hartford Small Cap Value Fund, Class F	18,518,884
2,097,873	The Hartford Equity Income Fund, Class F	45,880,480
141,751	The Hartford Growth Opportunities Fund, Class F*	8,764,460
785,539	The Hartford Small Company Fund, Class F*	17,643,220
	Total Domestic Equity Funds (cost $210,924,993)	$320,339,215
	International/Global Equity Funds - 25.8%
1,194,349	Hartford Multifactor Developed Markets (ex-US) ETF	35,089,974
612,018	Hartford Schroders Emerging Markets Equity Fund, Class F	10,618,502
3,039,165	Hartford Schroders International Multi-Cap Value Fund, Class F	31,394,573
1,179,539	The Hartford International Growth Fund, Class F	19,898,828
2,294,828	The Hartford International Opportunities Fund, Class F	42,683,803
	Total International/Global Equity Funds (cost $122,259,055)	$139,685,680
	Taxable Fixed Income Funds - 14.8%
863,562	Hartford Core Bond ETF	30,208,867
2,524,742	Hartford Schroders Core Fixed Income Fund, Class F	21,637,038
679,248	The Hartford Strategic Income Fund, Class F	5,372,848
2,275,467	The Hartford World Bond Fund, Class F	23,050,484
	Total Taxable Fixed Income Funds (cost $82,948,461)	$80,269,237
	Total Affiliated Investment Companies (cost $416,132,509)	$540,294,132
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
1,143,057	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 4.75%(1)		$1,143,057
	Total Short-Term Investments (cost $1,143,057)		$1,143,057
	Total Investments (cost $417,275,566)	100.0%	$541,437,189
	Other Assets and Liabilities	(0.0)%	(92,502)
	Net Assets	100.0%	$541,344,687
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$540,294,132	$540,294,132	$—	$—
Short-Term Investments	1,143,057	1,143,057	—	—
Total	$541,437,189	$541,437,189	$—	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

32

Hartford Moderate Allocation Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 43.0%
1,059,786	Hartford Core Equity Fund, Class F	$58,775,715
1,108,740	Hartford Large Cap Growth ETF*	24,148,357
426,268	Hartford Multifactor US Equity ETF	21,820,659
565,970	Hartford Small Cap Value Fund, Class F	7,216,120
766,742	The Hartford Equity Income Fund, Class F	16,768,652
348,986	The Hartford Small Company Fund, Class F*	7,838,221
	Total Domestic Equity Funds (cost $86,585,541)	$136,567,724
	International/Global Equity Funds - 20.5%
567,581	Hartford Multifactor Developed Markets (ex-US) ETF	16,675,530
307,568	Hartford Schroders Emerging Markets Equity Fund, Class F	5,336,310
1,430,888	Hartford Schroders International Multi-Cap Value Fund, Class F	14,781,076
562,091	The Hartford International Growth Fund, Class F	9,482,469
1,010,638	The Hartford International Opportunities Fund, Class F	18,797,861
	Total International/Global Equity Funds (cost $56,230,771)	$65,073,246
	Taxable Fixed Income Funds - 36.3%
1,187,907	Hartford Core Bond ETF	41,555,007
3,053,801	Hartford Schroders Core Fixed Income Fund, Class F	26,171,075
2,220,061	The Hartford Strategic Income Fund, Class F	17,560,684
2,952,422	The Hartford World Bond Fund, Class F	29,908,033
	Total Taxable Fixed Income Funds (cost $121,955,514)	$115,194,799
	Total Affiliated Investment Companies (cost $264,771,826)	$316,835,769
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
669,254	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 4.75%(1)		$669,254
	Total Short-Term Investments (cost $669,254)		$669,254
	Total Investments (cost $265,441,080)	100.0%	$317,505,023
	Other Assets and Liabilities	0.0%	30,391
	Net Assets	100.0%	$317,535,414
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$316,835,769	$316,835,769	$—	$—
Short-Term Investments	669,254	669,254	—	—
Total	$317,505,023	$317,505,023	$—	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

33

Hartford Multi-Asset Income Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.3%
	Asset-Backed - Automobile - 2.3%
$ 260,000	Ally Bank Auto Credit-Linked Notes 6.68%, 09/15/2032(1)	$259,878
432,492	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	433,268
135,000	Avis Budget Rental Car Funding AESOP LLC 5.85%, 06/20/2030(1)	135,902
1,195,000	Bridgecrest Lending Auto Securitization Trust 4.72%, 09/15/2028	1,193,001
289,427	CFMT LLC 1.39%, 09/22/2031(1)	283,022
400,178	Enterprise Fleet Financing LLC 6.40%, 03/20/2030(1)	407,053
1,250,000	Ford Credit Auto Lease Trust 5.29%, 06/15/2026	1,253,138
1,300,000	GLS Auto Receivables Issuer Trust 7.25%, 06/16/2031(1)	1,293,735
405,779	Hyundai Auto Lease Securitization Trust 5.05%, 01/15/2026(1)	405,862
380,233	Nissan Auto Lease Trust 4.91%, 01/15/2026	380,152
815,000	Prestige Auto Receivables Trust 6.75%, 11/17/2031(1)	798,817
	SFS Auto Receivables Securitization Trust
2,740,000	5.33%, 11/20/2029(1)	2,775,699
85,000	5.38%, 01/21/2031(1)	85,900
51,553	5.89%, 03/22/2027(1)	51,699
	Wheels Fleet Lease Funding 1 LLC
3,185,000	4.80%, 09/19/2039(1)	3,181,208
277,942	6.46%, 08/18/2038(1)	282,626
		13,220,960
	Asset-Backed - Credit Card - 0.3%
1,555,000	American Express Credit Account Master Trust 5.23%, 04/15/2029	1,581,931
210,000	Trillium Credit Card Trust II 5.99%, 12/26/2028(1)	210,589
		1,792,520
	Commercial Mortgage-Backed Securities - 2.2%
520,000	BOCA Commercial Mortgage Trust 9.24%, 08/15/2041, 1 mo. USD Term SOFR + 4.44%(1)(2)	519,350
200,000	BPR Trust 5.85%, 11/05/2029(1)(3)	178,060
975,000	Commercial Mortgage Trust 4.35%, 08/10/2030(1)	947,079
1,295,000	DC Trust 8.48%, 04/13/2040(1)(3)	1,316,630
110,000	FS Trust 8.24%, 08/15/2039, 1 mo. USD Term SOFR + 3.44%(1)(2)	110,172
685,000	HIH Trust 9.14%, 10/15/2041, 1 mo. USD Term SOFR + 4.19%(1)(2)	683,930
400,000	JP Morgan Chase Commercial Mortgage Securities Trust 5.80%, 10/05/2039(1)(3)	392,103
1,525,000	JPMBB Commercial Mortgage Securities Trust 4.05%, 09/15/2047(1)(3)	1,314,301
925,000	MF1 LLC 8.05%, 03/19/2039, 1 mo. USD Term SOFR + 3.29%(1)(2)	929,538
950,000	MF1 Trust 7.72%, 08/18/2041, 1 mo. USD Term SOFR + 2.94%(1)(2)	948,139
795,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.81%, 05/15/2046(1)(3)	689,724
1,300,000	Morgan Stanley Capital I Trust 3.91%, 09/09/2032(1)	1,132,176
725,000	NXPT Commercial Mortgage Trust 6.93%, 11/05/2041(1)(3)	700,769
1,175,000	ONE Mortgage Trust 6.67%, 03/15/2036, 1 mo. USD Term SOFR + 1.86%(1)(2)	1,109,273
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.3% - (continued)
	Commercial Mortgage-Backed Securities - 2.2% - (continued)
$ 735,000	ROCK Trust 8.82%, 11/13/2041(1)	$748,141
125,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(1)(3)	106,319
190,000	SHR Trust 9.25%, 10/15/2041, 1 mo. USD Term SOFR + 4.45%(1)(2)	190,593
1,500,000	Worldwide Plaza Trust 3.53%, 11/10/2036(1)	1,014,746
		13,031,043
	Other Asset-Backed Securities - 5.2%
13,970	AASET Trust 3.84%, 05/15/2039(1)	13,484
1,700,000	Affirm Asset Securitization Trust 7.35%, 09/15/2029(1)	1,694,443
270,000	Apidos CLO XXXIII Ltd. 6.80%, 10/24/2034, 3 mo. USD Term SOFR + 2.16%(1)(2)	270,138
1,000,000	Apidos CLO XXXIV Ltd. 11.38%, 01/20/2035, 3 mo. USD Term SOFR + 6.76%(1)(2)	996,243
500,000	Apidos CLO XXXVI Ltd. 7.78%, 07/20/2034, 3 mo. USD Term SOFR + 3.16%(1)(2)	500,953
	Ballyrock CLO Ltd.
260,000	6.83%, 10/20/2031, 3 mo. USD Term SOFR + 2.21%(1)(2)	260,393
1,250,000	7.83%, 10/20/2031, 3 mo. USD Term SOFR + 3.21%(1)(2)	1,252,799
1,500,000	Barings CLO Ltd. 11.06%, 07/15/2037, 3 mo. USD Term SOFR + 6.40%(1)(2)	1,522,950
1,220,000	Benefit Street Partners CLO XXVII Ltd. 10.77%, 10/20/2037, 3 mo. USD Term SOFR + 6.15%(1)(2)	1,244,229
140,875	Castlelake Aircraft Structured Trust 3.97%, 04/15/2039(1)	128,931
	CF Hippolyta Issuer LLC
259,173	1.53%, 03/15/2061(1)	242,786
89,945	1.69%, 07/15/2060(1)	87,126
94,245	1.98%, 03/15/2061(1)	86,762
1,340,000	Cologix Data Centers U.S. Issuer LLC 3.30%, 12/26/2051(1)	1,259,577
1,257,000	Dell Equipment Finance Trust 5.65%, 09/22/2028(1)	1,261,201
705,000	DLLAD LLC 4.79%, 01/20/2028(1)	705,510
840,000	Hamlin Park CLO Ltd. 0.00%, 10/20/2037(1)(3)(4)	747,600
	Home RE Ltd.
1,425,000	9.46%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	1,477,977
1,400,000	10.36%, 10/25/2034, 30 day USD SOFR Average + 5.50%(1)(2)	1,478,604
1,018,023	Horizon Aircraft Finance I Ltd. 4.46%, 12/15/2038(1)	967,114
176,209	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	161,230
295,000	Hotwire Funding LLC 2.31%, 11/20/2051(1)	277,297
	Kubota Credit Owner Trust
295,000	5.28%, 01/18/2028(1)	297,414
204,181	5.40%, 02/17/2026(1)	204,357
931,334	LCM XXV Ltd. 7.18%, 07/20/2030, 3 mo. USD Term SOFR + 2.56%(1)(2)	935,342
835,000	Lewey Park CLO Ltd. 0.00%, 10/21/2037(1)(3)	763,833
400,000	Magnetite XXVIII Ltd. 6.78%, 01/20/2035, 3 mo. USD Term SOFR + 2.16%(1)(2)	400,531
The accompanying notes are an integral part of these financial statements.

34

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.3% - (continued)
	Other Asset-Backed Securities - 5.2% - (continued)
$ 185,000	MMAF Equipment Finance LLC 4.95%, 07/14/2031(1)	$186,195
112,852	Mosaic Solar Loan Trust 6.25%, 09/20/2049(1)	109,894
1,000,000	Neuberger Berman CLO XVI-S Ltd. 11.17%, 04/15/2034, 3 mo. USD Term SOFR + 6.51%(1)(2)	998,589
645,000	Neuberger Berman Loan Advisers CLO 57 Ltd. 7.50%, 10/24/2038, 3 mo. USD Term SOFR + 2.90%(1)(2)	645,243
	New Economy Assets Phase 1 Sponsor LLC
350,000	1.91%, 10/20/2061(1)	319,808
125,000	2.41%, 10/20/2061(1)	111,073
1,300,000	OCP CLO Ltd. 10.46%, 10/25/2037, 3 mo. USD Term SOFR + 5.90%(1)(2)	1,305,157
1,345,000	Progress Residential Trust 4.25%, 04/19/2038(1)	1,314,341
206,329	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	191,890
	Stack Infrastructure Issuer LLC
100,000	1.89%, 08/25/2045(1)	97,293
95,000	5.90%, 03/25/2049(1)	95,859
99,874	Start II Ltd. 4.09%, 03/15/2044(1)	96,391
3,591,000	Verizon Master Trust 4.17%, 08/20/2030	3,559,851
1,200,000	Voya CLO Ltd. 7.01%, 07/14/2031, 3 mo. USD Term SOFR + 2.35%(1)(2)	1,204,722
1,000,000	Voya Ltd. 6.87%, 10/15/2030, 3 mo. USD Term SOFR + 2.21%(1)(2)	999,068
		30,474,198
	Whole Loan Collateral CMO - 4.3%
	Angel Oak Mortgage Trust
275,000	2.48%, 05/25/2066(1)(3)	198,462
18,117	2.62%, 11/25/2059(1)(3)	17,717
325,000	Bellemeade Re Ltd. 8.06%, 08/25/2034, 30 day USD SOFR Average + 3.20%(1)(2)	328,949
745,000	COLT Mortgage Loan Trust 5.25%, 03/25/2065(1)(3)	730,529
1,550,000	Deephaven Residential Mortgage Trust 3.27%, 08/25/2066(1)(3)	1,117,288
163,211	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	155,944
	Federal National Mortgage Association Connecticut Avenue Securities Trust
1,760,000	10.36%, 12/25/2041, 30 day USD SOFR Average + 5.50%(1)(2)	1,839,021
1,400,000	10.86%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	1,471,489
1,225,000	10.86%, 12/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	1,287,639
1,750,000	11.06%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(2)	1,846,022
1,350,000	11.86%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(2)	1,470,379
1,540,000	12.51%, 01/25/2042, 30 day USD SOFR Average + 7.65%(1)(2)	1,667,023
1,266,000	14.36%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	1,414,618
1,300,000	14.71%, 03/25/2042, 30 day USD SOFR Average + 9.85%(1)(2)	1,460,726
	Flagstar Mortgage Trust
139,872	2.00%, 09/25/2041(1)(3)	120,620
67,682	4.00%, 05/25/2048(1)(3)	62,205
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.3% - (continued)
	Whole Loan Collateral CMO - 4.3% - (continued)
$ 180,000	Imperial Fund Mortgage Trust 4.10%, 01/25/2057(1)(3)	$132,353
69,132	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	64,956
12,053	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(3)	11,953
	PRET LLC
1,003,920	4.70%, 10/25/2051(1)(5)	978,294
1,370,000	5.07%, 07/25/2051(1)(5)	1,317,585
1,000,000	5.19%, 10/25/2051(1)(3)	993,480
760,000	8.72%, 10/25/2054(1)(5)	759,976
135,000	8.84%, 09/25/2054(1)(5)	132,739
1,100,000	8.96%, 10/25/2054(1)(5)	1,100,000
	PRPM LLC
1,008,512	6.60%, 09/25/2026(1)(3)	981,949
1,025,763	6.72%, 06/25/2026(1)(5)	1,011,032
425,000	8.60%, 11/25/2029(1)(4)(5)	424,999
1,190,000	9.65%, 08/25/2029(1)(5)	1,186,774
150,000	Radnor Re Ltd. 7.76%, 09/25/2034, 30 day USD SOFR Average + 2.90%(1)(2)	151,007
	Towd Point Mortgage Trust
70,225	2.75%, 06/25/2057(1)(3)	67,875
17,719	3.00%, 01/25/2058(1)(3)	17,371
1,430,000	Verus Securitization Trust 3.04%, 09/25/2066(1)(3)	982,323
		25,503,297
	Total Asset & Commercial Mortgage-Backed Securities (cost $84,604,669)	$84,022,018
CONVERTIBLE BONDS - 4.8%
	Airlines - 0.0%
225,000	Southwest Airlines Co. 1.25%, 05/01/2025	$227,250
	Auto Manufacturers - 0.1%
350,000	Ford Motor Co. 0.00%, 03/15/2026(6)	339,850
450,000	Rivian Automotive, Inc. 3.63%, 10/15/2030	348,030
		687,880
	Biotechnology - 0.3%
500,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	570,000
425,000	Immunocore Holdings PLC 2.50%, 02/01/2030(1)	366,648
650,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	657,150
		1,593,798
	Commercial Services - 0.4%
	Alarm.com Holdings, Inc.
350,000	0.00%, 01/15/2026(6)	325,675
475,000	2.25%, 06/01/2029(1)	446,025
825,000	Global Payments, Inc. 1.50%, 03/01/2031(1)	786,637
	Shift4 Payments, Inc.
325,000	0.00%, 12/15/2025(6)	396,825
400,000	0.50%, 08/01/2027	409,000
		2,364,162
	Electric - 0.2%
730,000	PG&E Corp. 4.25%, 12/01/2027(1)	796,065
475,000	Southern Co. 3.88%, 12/15/2025	530,100
		1,326,165
The accompanying notes are an integral part of these financial statements.

35

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.8% - (continued)
	Energy-Alternate Sources - 0.1%
$ 650,000	Enphase Energy, Inc. 0.00%, 03/01/2028(6)	$544,050
	Engineering & Construction - 0.5%
EUR 2,000,000	Cellnex Telecom SA 0.75%, 11/20/2031(7)	1,892,187
$ 595,000	Fluor Corp. 1.13%, 08/15/2029(8)	776,773
		2,668,960
	Entertainment - 0.2%
625,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(6)	525,937
600,000	Live Nation Entertainment, Inc. 3.13%, 01/15/2029(8)	763,147
		1,289,084
	Healthcare - Products - 0.2%
400,000	Exact Sciences Corp. 2.00%, 03/01/2030(1)	453,000
475,000	Insulet Corp. 0.38%, 09/01/2026	558,838
225,000	Integra LifeSciences Holdings Corp. 0.50%, 08/15/2025	213,975
		1,225,813
	Home Builders - 0.1%
650,000	Meritage Homes Corp. 1.75%, 05/15/2028(1)	689,975
	Internet - 0.9%
373,000	Alibaba Group Holding Ltd. 0.50%, 06/01/2031(1)	430,069
350,000	Etsy, Inc. 0.25%, 06/15/2028	285,442
96,000	JD.com, Inc. 0.25%, 06/01/2029(1)	109,488
1,900,000	Meituan 0.00%, 04/27/2028(6)(7)	1,812,220
	Sea Ltd.
350,000	0.25%, 09/15/2026	315,175
175,000	2.38%, 12/01/2025	208,950
400,000	Snap, Inc. 0.13%, 03/01/2028	322,000
943,000	Uber Technologies, Inc. 0.88%, 12/01/2028(1)	1,136,315
500,000	Zillow Group, Inc. 1.38%, 09/01/2026	686,250
		5,305,909
	IT Services - 0.2%
675,000	Rapid7, Inc. 0.25%, 03/15/2027	626,063
350,000	Seagate HDD Cayman 3.50%, 06/01/2028	468,125
75,000	Zscaler, Inc. 0.13%, 07/01/2025	94,575
		1,188,763
	Leisure Time - 0.2%
494,000	Carnival Corp. 5.75%, 12/01/2027	902,044
	Lodging - 0.1%
833,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	854,616
	Machinery-Diversified - 0.1%
550,000	Middleby Corp. 1.00%, 09/01/2025	603,460
	Miscellaneous Manufacturing - 0.1%
8,000	Axon Enterprise, Inc. 0.50%, 12/15/2027	15,112
575,000	John Bean Technologies Corp. 0.25%, 05/15/2026	550,620
		565,732
	Pharmaceuticals - 0.1%
525,000	Dexcom, Inc. 0.38%, 05/15/2028	463,050
	Real Estate Investment Trusts - 0.4%
555,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	568,320
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.8% - (continued)
	Real Estate Investment Trusts - 0.4% - (continued)
$ 200,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	$278,800
	Rexford Industrial Realty LP
400,000	4.13%, 03/15/2029(1)	399,600
400,000	4.38%, 03/15/2027(1)	398,000
425,000	Welltower OP LLC 2.75%, 05/15/2028(1)	610,300
		2,255,020
	Semiconductors - 0.2%
550,000	Microchip Technology, Inc. 0.75%, 06/01/2030(1)(8)	529,375
550,000	ON Semiconductor Corp. 0.50%, 03/01/2029	549,065
		1,078,440
	Software - 0.4%
425,000	Datadog, Inc. 0.13%, 06/15/2025	588,625
775,000	Dayforce, Inc. 0.25%, 03/15/2026	732,762
175,000	Guidewire Software, Inc. 1.25%, 11/01/2029(1)	177,537
125,000	MongoDB, Inc. 0.25%, 01/15/2026	166,938
525,000	Snowflake, Inc. 0.00%, 10/01/2029(1)(6)	533,925
		2,199,787
	Total Convertible Bonds (cost $27,603,905)	$28,033,958
CORPORATE BONDS - 21.2%
	Advertising - 0.0%
300,000	Clear Channel Outdoor Holdings, Inc. 7.75%, 04/15/2028(1)	$267,003
	Agriculture - 0.1%
776,000	MHP Lux SA 6.25%, 09/19/2029(7)	605,753
	Airlines - 0.1%
215,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	223,421
300,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.38%, 02/01/2030(1)(8)	256,799
		480,220
	Apparel - 0.0%
175,000	S&S Holdings LLC 8.38%, 10/01/2031(1)	175,437
	Auto Manufacturers - 0.1%
349,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(8)(9)(10)	336,819
	Auto Parts & Equipment - 0.2%
	Forvia SE
EUR 150,000	2.38%, 06/15/2027(7)	154,286
250,000	3.75%, 06/15/2028(7)	262,250
450,000	5.13%, 06/15/2029(7)	489,169
		905,705
	Chemicals - 0.4%
$ 975,000	Braskem Netherlands Finance BV 4.50%, 01/31/2030(7)	847,717
140,000	Mativ Holdings, Inc. 8.00%, 10/01/2029(1)	142,458
	OCP SA
400,000	7.50%, 05/02/2054(7)	414,079
200,000	7.50%, 05/02/2054(1)	207,000
	UPL Corp. Ltd.
200,000	4.50%, 03/08/2028(7)	180,405
The accompanying notes are an integral part of these financial statements.

36

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.2% - (continued)
	Chemicals - 0.4% - (continued)
$ 225,000	4.63%, 06/16/2030(7)	$192,105
785,000	5.25%, 02/27/2025, (5.25% fixed rate until 02/27/2025; 5 yr. USD CMT + 3.87% thereafter)(7)(9)(10)	612,300
		2,596,064
	Commercial Banks - 3.9%
EUR 200,000	Abanca Corp. Bancaria SA 10.63%, 07/14/2028, (10.63% fixed rate until 07/14/2028; 5 yr. EUR Swap + 7.64% thereafter)(7)(9)(10)	246,919
$ 610,000	AIB Group PLC 5.87%, 03/28/2035, (5.87% fixed rate until 03/28/2034; 6 mo. USD SOFR + 1.91% thereafter)(1)(9)	623,504
	Banca Monte dei Paschi di Siena SpA
EUR 370,000	4.75%, 03/15/2029, (4.75% fixed rate until 03/15/2028; 3 mo. EURIBOR + 2.05% thereafter)(7)(9)	415,573
370,000	7.71%, 01/18/2028, (7.71% fixed rate until 01/18/2027; 5 yr. EURIBOR ICE Swap + 5.01% thereafter)(7)(9)	441,708
1,970,000	Banca Transilvania SA 7.25%, 12/07/2028, (7.25% fixed rate until 12/07/2027; 1 yr. EURIBOR ICE Swap + 4.29% thereafter)(7)(9)	2,293,725
200,000	Banco de Sabadell SA 5.00%, 05/19/2027, (5.00% fixed rate until 05/19/2027; 5 yr. EUR Swap + 5.17% thereafter)(7)(9)(10)	210,752
	Bank of America Corp.
$ 75,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(9)	61,518
80,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(9)	79,402
EUR 200,000	Bank of Cyprus Holdings PLC 11.88%, 12/21/2028, (11.88% fixed rate until 12/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(7)(9)(10)	251,599
400,000	Bank of Cyprus PCL 5.00%, 05/02/2029, (5.00% fixed rate until 05/02/2028; 3 mo. EURIBOR + 1.97% thereafter)(7)(9)	450,487
$ 180,000	Bank of New York Mellon Corp. 4.98%, 03/14/2030, (4.98% fixed rate until 03/14/2029; 6 mo. USD SOFR + 1.09% thereafter)(9)	181,304
EUR 200,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(7)(9)(10)	217,849
$ 1,100,000	BBVA Bancomer SA 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(7)(9)	1,156,910
	BNP Paribas SA
460,000	7.38%, 09/10/2034, (7.38% fixed rate until 09/10/2034; 5 yr. USD CMT + 3.54% thereafter)(1)(9)(10)	464,148
EUR 200,000	7.38%, 06/11/2030, (7.38% fixed rate until 06/11/2030; 5 yr. EURIBOR ICE Swap + 4.63% thereafter)(7)(9)(10)	233,322
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.2% - (continued)
	Commercial Banks - 3.9% - (continued)
EUR 600,000	BPCE SA 1.50%, 01/13/2042, (1.50% fixed rate until 10/13/2026; 5 yr. EUR Swap + 1.75% thereafter)(7)(9)	$619,151
	Caixa Economica Montepio Geral Caixa Economica Bancaria SA
200,000	5.63%, 05/29/2028, (5.63% fixed rate until 05/29/2027; 3 mo. EURIBOR + 2.60% thereafter)(7)(9)	225,164
200,000	8.50%, 06/12/2034, (8.50% fixed rate until 03/12/2029; 5 yr. EURIBOR ICE Swap + 5.82% thereafter)(7)(9)	236,705
	CaixaBank SA
$ 200,000	6.04%, 06/15/2035, (6.04% fixed rate until 06/15/2034; 6 mo. USD SOFR + 2.26% thereafter)(1)(9)	205,110
200,000	6.84%, 09/13/2034, (6.84% fixed rate until 09/13/2033; 6 mo. USD SOFR + 2.77% thereafter)(1)(9)	216,227
EUR 200,000	7.50%, 01/16/2030, (7.50% fixed rate until 01/16/2030; 5 yr. EURIBOR ICE Swap + 5.30% thereafter)(7)(9)(10)	233,133
200,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(7)(9)(10)	224,664
	Citigroup, Inc.
$ 232,000	4.00%, 12/10/2025, (4.00% fixed rate until 12/10/2025; 5 yr. USD CMT + 3.60% thereafter)(9)(10)	225,763
161,000	7.38%, 05/15/2028, (7.38% fixed rate until 05/15/2028; 5 yr. USD CMT + 3.21% thereafter)(9)(10)	168,348
	Commerzbank AG
EUR 200,000	4.00%, 07/16/2032, (4.00% fixed rate until 07/16/2031; 3 mo. EURIBOR + 1.25% thereafter)(7)(9)	219,183
200,000	7.88%, 10/09/2031, (7.88% fixed rate until 10/09/2031; 5 yr. EURIBOR ICE Swap + 5.13% thereafter)(7)(9)(10)	235,226
$ 640,000	Commonwealth Bank of Australia 5.07%, 09/14/2028(1)	653,449
EUR 200,000	Credit Agricole SA 6.50%, 09/23/2029, (6.50% fixed rate until 09/23/2029; 5 yr. EURIBOR ICE Swap + 4.21% thereafter)(7)(9)(10)	223,959
300,000	Crelan SA 5.25%, 01/23/2032, (5.25% fixed rate until 01/23/2031; 1 yr. EURIBOR ICE Swap + 2.75% thereafter)(7)(9)	348,450
	Deutsche Bank AG
200,000	1.38%, 02/17/2032, (1.38% fixed rate until 02/17/2031; 3 mo. EURIBOR + 1.50% thereafter)(7)(9)	187,986
200,000	4.50%, 11/30/2026, (4.50% fixed rate until 11/30/2026; 5 yr. EURIBOR ICE Swap + 4.55% thereafter)(7)(9)(10)	203,681
200,000	Erste Group Bank AG 7.00%, 04/15/2031, (7.00% fixed rate until 04/15/2031; 5 yr. EURIBOR ICE Swap + 4.41 % thereafter)(7)(9)(10)	224,076
$ 100,000	Freedom Mortgage Corp. 12.25%, 10/01/2030(1)	110,141
The accompanying notes are an integral part of these financial statements.

37

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.2% - (continued)
	Commercial Banks - 3.9% - (continued)
$ 77,000	Goldman Sachs Group, Inc. 7.50%, 02/10/2029, (7.50% fixed rate until 02/10/2029; 5 yr. USD CMT + 3.16% thereafter)(9)(10)	$82,323
815,000	Golomt Bank 11.00%, 05/20/2027(7)	850,697
EUR 125,000	Hellenic Bank PCL 10.25%, 06/14/2033, (10.25% fixed rate until 03/14/2028; 5 yr. EUR Swap + 6.85% thereafter)(7)(9)	159,142
	HSBC Holdings PLC
$ 380,000	6.88%, 09/11/2029, (6.88% fixed rate until 09/11/2029; 5 yr. USD CMT + 3.30% thereafter)(9)(10)	381,610
340,000	7.40%, 11/13/2034, (7.40% fixed rate until 11/13/2033; 6 mo. USD SOFR + 3.02% thereafter)(9)	379,416
	Intesa Sanpaolo SpA
310,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(1)(9)	271,437
200,000	6.63%, 06/20/2033(1)	212,226
200,000	7.80%, 11/28/2053(1)	230,080
EUR 200,000	9.13%, 09/07/2029, (9.13% fixed rate until 09/07/2029; 5 yr. EURIBOR ICE Swap + 6.26% thereafter)(7)(9)(10)	246,913
	JP Morgan Chase & Co.
$ 72,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(9)	62,387
62,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(9)	47,637
70,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(9)	69,505
70,000	4.60%, 10/22/2030, (4.60% fixed rate until 10/22/2029; 6 mo. USD SOFR + 1.04% thereafter)(9)	69,034
EUR 150,000	Jyske Bank AS 5.13%, 05/01/2035, (5.13% fixed rate until 02/01/2030; 5 yr. EURIBOR ICE Swap + 2.50% thereafter)(7)(9)	169,481
200,000	La Banque Postale SA 3.88%, 05/20/2026, (3.88% fixed rate until 05/20/2026; 5 yr. EURIBOR ICE Swap + 4.01% thereafter)(7)(9)(10)	207,779
GBP 225,000	Lloyds Banking Group PLC 8.50%, 03/27/2028, (8.50% fixed rate until 03/27/2028; 5 yr. U.K. Government Bond + 5.14% thereafter)(9)(10)	299,236
EUR 180,000	National Bank of Greece SA 5.88%, 06/28/2035, (5.88% fixed rate until 03/28/2030; 5 yr. EURIBOR ICE Swap + 3.15% thereafter)(7)(9)	204,399
	Nova Ljubljanska Banka DD
1,400,000	6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(7)(9)	1,621,835
200,000	7.13%, 06/27/2027, (7.13% fixed rate until 06/27/2026; 1 yr. EUR Swap + 3.61% thereafter)(7)(9)	230,161
100,000	Novo Banco SA 9.88%, 12/01/2033, (9.88% fixed rate until 06/01/2028; 5 yr. EUR Swap + 6.71% thereafter)(7)(9)	127,665
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.2% - (continued)
	Commercial Banks - 3.9% - (continued)
$ 700,000	OTP Bank Nyrt 8.75%, 05/15/2033, (8.75% fixed rate until 02/15/2028; 5 yr. USD CMT + 5.06% thereafter)(7)(9)	$742,350
	Piraeus Financial Holdings SA
EUR 240,000	7.25%, 04/17/2034, (7.25% fixed rate until 01/17/2029; 5 yr. EUR Swap + 4.77% thereafter)(7)(9)	282,271
200,000	8.75%, 06/16/2026, (8.75% fixed rate until 06/16/2026; 5 yr. EUR Swap + 9.20% thereafter)(7)(9)(10)	224,633
	Societe Generale SA
$ 290,000	4.75%, 05/26/2026, (4.75% fixed rate until 05/26/2026; 5 yr. USD CMT + 3.93% thereafter)(1)(9)(10)	272,092
260,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(1)(9)(10)	277,039
	UBS Group AG
550,000	5.38%, 09/06/2045, (5.38% fixed rate until 09/06/2044; 1 yr. USD SOFR ICE Swap Rate + 1.86% thereafter)(1)(9)	538,819
250,000	9.02%, 11/15/2033, (9.02% fixed rate until 11/15/2032; 6 mo. USD SOFR + 5.02% thereafter)(1)(9)	308,266
632,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(9)(10)	731,725
325,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(7)(9)(10)	376,283
GBP 603,000	Virgin Money U.K. PLC 11.00%, 12/08/2028, (11.00% fixed rate until 12/08/2028; 5 yr. U.K. Government Bond + 6.99% thereafter)(7)(9)(10)	879,643
		22,645,220
	Commercial Services - 0.5%
$ 445,000	Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(7)	422,671
400,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	407,069
EUR 550,000	House of HR Group BV 9.00%, 11/03/2029(7)	598,268
350,000	Nexi SpA 1.63%, 04/30/2026(7)	371,195
$ 220,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(1)	225,720
EUR 100,000	Verisure Holding AB 3.25%, 02/15/2027(7)	106,940
700,000	Verisure Midholding AB 5.25%, 02/15/2029(7)	759,993
		2,891,856
	Construction Materials - 0.2%
$ 800,000	Sisecam U.K. PLC 8.63%, 05/02/2032(7)	815,200
95,000	Trane Technologies Financing Ltd. 5.10%, 06/13/2034	96,058
		911,258
	Distribution/Wholesale - 0.1%
325,000	Telecommunications Co. Telekom Srbija AD Belgrade 7.00%, 10/28/2029(1)	325,712
The accompanying notes are an integral part of these financial statements.

38

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.2% - (continued)
	Diversified Financial Services - 1.4%
$ 121,000	Air Lease Corp. 4.13%, 12/15/2026, (4.13% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.15% thereafter)(9)(10)	$113,631
113,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(9)(10)	111,086
177,000	Ares Finance Co. III LLC 4.13%, 06/30/2051, (4.13% fixed rate until 06/30/2026; 5 yr. USD CMT + 3.24% thereafter)(1)(9)	168,808
255,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	269,341
	Capital One Financial Corp.
25,000	5.88%, 07/26/2035, (5.88% fixed rate until 07/26/2034; 6 mo. USD SOFR + 1.99% thereafter)(9)	25,403
74,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(9)	76,857
22,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(9)	24,447
990,000	Charles Schwab Corp. 4.00%, 06/01/2026, (4.00% fixed rate until 06/01/2026; 5 yr. USD CMT + 3.17% thereafter)(9)(10)	950,100
	Discover Financial Services
220,000	6.13%, 06/23/2025, (6.13% fixed rate until 06/23/2025; 5 yr. USD CMT + 5.78% thereafter)(9)(10)	219,394
640,000	7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(9)	735,351
225,000	Focus Financial Partners LLC 6.75%, 09/15/2031(1)	223,525
	Freedom Mortgage Holdings LLC
220,000	9.13%, 05/15/2031(1)	222,853
1,565,000	9.25%, 02/01/2029(1)	1,602,748
405,000	goeasy Ltd. 7.63%, 07/01/2029(1)	415,942
500,000	Hightower Holding LLC 9.13%, 01/31/2030(1)	527,159
231,000	Jane Street Group/JSG Finance, Inc. 6.13%, 11/01/2032(1)	231,150
410,000	LFS Topco LLC 5.88%, 10/15/2026(1)	386,492
400,000	Manappuram Finance Ltd. 7.38%, 05/12/2028(7)	400,767
563,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(1)	532,141
815,000	Muthoot Finance Ltd. 7.13%, 02/14/2028(7)	829,531
250,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	238,425
		8,305,151
	Electric - 2.0%
330,000	AES Andes SA 6.35%, 10/07/2079, (6.35% fixed rate until 01/07/2025; 5 yr. USD CMT + 4.92% thereafter)(7)(9)	327,920
376,401	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(7)	332,362
798,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(7)	822,750
EUR 865,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(7)	871,883
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.2% - (continued)
	Electric - 2.0% - (continued)
$ 232,000	CenterPoint Energy, Inc. 6.70%, 05/15/2055, (6.70% fixed rate until 02/15/2030; 5 yr. USD CMT + 2.59% thereafter)(9)	$231,476
131,000	CMS Energy Corp. 3.75%, 12/01/2050, (3.75% fixed rate until 09/01/2030; 5 yr. USD CMT + 2.90% thereafter)(9)	114,682
	Dominion Energy, Inc.
106,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(9)	110,912
259,000	7.00%, 06/01/2054, (7.00% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.51% thereafter)(9)	275,576
334,000	Emera, Inc. 6.75%, 06/15/2076	334,412
1,450,000	Energo-Pro AS 11.00%, 11/02/2028(7)	1,555,879
218,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(1)(9)	225,727
430,000	GDZ Elektrik Dagitim AS 9.00%, 10/15/2029(1)	410,433
50,000	Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/01/2054	49,076
	Pacific Gas & Electric Co.
610,200	4.50%, 07/01/2040	529,005
346,000	6.75%, 01/15/2053	378,437
2,160,000	PG&E Corp. 7.38%, 03/15/2055, (7.38% fixed rate until 12/15/2029; 5 yr. USD CMT + 3.88% thereafter)(9)	2,231,103
830,000	SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/UBEPL 7.80%, 07/31/2031(1)	840,123
675,000	Termocandelaria Power SA 7.75%, 09/17/2031(1)	678,375
40,000	Virginia Electric & Power Co. 5.55%, 08/15/2054	40,356
1,400,000	Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(1)	1,404,853
		11,765,340
	Energy-Alternate Sources - 0.3%
1,560,000	FS Luxembourg SARL 8.88%, 02/12/2031(7)	1,591,365
	Engineering & Construction - 0.4%
445,000	IHS Holding Ltd. 6.25%, 11/29/2028(7)	413,419
1,631,580	International Airport Finance SA 12.00%, 03/15/2033(7)	1,740,189
400,000	IRB Infrastructure Developers Ltd. 7.11%, 03/11/2032(7)	406,454
		2,560,062
	Entertainment - 0.1%
260,000	Caesars Entertainment, Inc. 6.00%, 10/15/2032(1)	253,611
125,000	Great Canadian Gaming Corp. 8.75%, 11/15/2029(1)	125,000
125,000	Warnermedia Holdings, Inc. 5.14%, 03/15/2052	94,153
		472,764
	Environmental Control - 0.1%
330,000	Reworld Holding Corp. 4.88%, 12/01/2029(1)	308,217
	Food - 0.3%
770,000	Minerva Luxembourg SA 8.88%, 09/13/2033(7)	808,530
The accompanying notes are an integral part of these financial statements.

39

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.2% - (continued)
	Food - 0.3% - (continued)
	Picard Groupe SAS
EUR 500,000	6.38%, 07/01/2029(1)	$556,341
100,000	6.38%, 07/01/2029(7)	111,268
		1,476,139
	Food Service - 0.3%
1,605,000	Elior Group SA 3.75%, 07/15/2026(7)	1,732,605
	Forest Products & Paper - 0.2%
$ 200,000	LD Celulose International GmbH 7.95%, 01/26/2032(1)	204,700
1,040,000	Mercer International, Inc. 12.88%, 10/01/2028(1)	1,101,181
		1,305,881
	Gas - 0.0%
286,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(9)	286,712
	Hand/Machine Tools - 0.1%
EUR 450,000	IMA Industria Macchine Automatiche SpA 3.75%, 01/15/2028(7)	478,033
	Insurance - 1.0%
170,000	Achmea BV 5.63%, 11/02/2044, (5.63% fixed rate until 05/02/2034; 5 yr. EURIBOR ICE Swap + 3.85% thereafter)(7)(9)	192,674
	Acrisure LLC/Acrisure Finance, Inc.
$ 260,000	8.25%, 02/01/2029(1)	264,232
980,000	8.50%, 06/15/2029(1)	1,007,017
GBP 200,000	Admiral Group PLC 8.50%, 01/06/2034(7)	287,015
$ 255,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)	252,787
200,000	Ardonagh Group Finance Ltd. 8.88%, 02/15/2032(1)	204,308
170,000	AssuredPartners, Inc. 5.63%, 01/15/2029(1)	160,858
	Athene Global Funding
192,000	1.61%, 06/29/2026(1)	181,811
122,000	5.35%, 07/09/2027(1)	122,837
EUR 200,000	Atradius Credito y Caucion SA de Seguros y Reaseguros 5.00%, 04/17/2034(7)	224,679
$ 225,000	Enstar Finance LLC 5.50%, 01/15/2042, (5.50% fixed rate until 01/15/2027; 5 yr. USD CMT + 4.01% thereafter)(9)	210,937
	Global Atlantic Fin Co.
411,000	4.70%, 10/15/2051, (4.70% fixed rate until 07/15/2026; 5 yr. USD CMT + 3.80% thereafter)(1)(9)	394,227
163,000	7.95%, 10/15/2054, (7.95% fixed rate until 07/15/2029; 5 yr. USD CMT + 3.61% thereafter)(1)(9)	169,128
540,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 8.13%, 02/15/2032(1)	546,312
118,000	Liberty Mutual Group, Inc. 4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(1)(9)	111,351
	Lincoln National Corp.
135,000	7.72%, 05/17/2066, 3 mo. USD Term SOFR + 2.62%(2)	108,338
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.2% - (continued)
	Insurance - 1.0% - (continued)
$ 385,000	9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(8)(9)(10)	$419,036
343,000	SBL Holdings, Inc. 7.20%, 10/30/2034(1)	332,537
590,000	Zurich Finance Ireland Designated Activity Co. 3.00%, 04/19/2051, (3.00% fixed rate until 01/19/2031; 5 yr. USD CMT + 2.78% thereafter)(7)(9)	509,965
		5,700,049
	Internet - 0.5%
	Cerved Group SpA
EUR 650,000	6.00%, 02/15/2029(7)	677,256
220,000	6.00%, 02/15/2029(1)	229,225
1,380,000	8.73%, 02/15/2029, 3 mo. EURIBOR + 5.25%(2)(7)	1,463,567
150,000	8.73%, 02/15/2029, 3 mo. EURIBOR + 5.25%(1)(2)	159,083
$ 95,000	Meta Platforms, Inc. 5.55%, 08/15/2064	96,294
277,000	Rakuten Group, Inc. 9.75%, 04/15/2029(1)	299,576
45,000	Wayfair LLC 7.25%, 10/31/2029(1)	45,536
		2,970,537
	Investment Company Security - 0.1%
253,000	Antares Holdings LP 6.35%, 10/23/2029(1)	249,717
SGD 500,000	Huarong Finance 2017 Co. Ltd. 3.80%, 11/07/2025(7)	374,858
$ 118,000	New Mountain Finance Corp. 6.20%, 10/15/2027	116,719
		741,294
	Iron/Steel - 0.0%
253,000	CSN Resources SA 4.63%, 06/10/2031(7)	200,371
	Leisure Time - 0.0%
115,000	MajorDrive Holdings IV LLC 6.38%, 06/01/2029(1)	110,266
	Lodging - 0.8%
	Fortune Star BVI Ltd.
715,000	5.00%, 05/18/2026(7)	689,825
1,610,000	5.95%, 10/19/2025(7)	1,580,094
920,000	Melco Resorts Finance Ltd. 5.38%, 12/04/2029(7)	840,462
1,775,000	Studio City Finance Ltd. 5.00%, 01/15/2029(7)	1,602,336
		4,712,717
	Media - 0.1%
94,000	Charter Communications Operating LLC/Charter Communications Operating Capital 6.83%, 10/23/2055	91,280
50,000	Scripps Escrow II, Inc. 3.88%, 01/15/2029(1)(11)	38,799
240,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)(8)(11)	210,936
280,000	VTR Comunicaciones SpA 5.13%, 01/15/2028(7)	261,608
		602,623
	Mining - 0.9%
415,000	First Quantum Minerals Ltd. 8.63%, 06/01/2031(1)	419,828
	Glencore Funding LLC
43,000	5.89%, 04/04/2054(1)	43,467
84,000	6.38%, 10/06/2030(1)	89,235
The accompanying notes are an integral part of these financial statements.

40

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.2% - (continued)
	Mining - 0.9% - (continued)
	Navoi Mining & Metallurgical Combinat
$ 200,000	6.70%, 10/17/2028(1)	$200,787
235,000	6.95%, 10/17/2031(1)	235,388
1,000,000	Stillwater Mining Co. 4.50%, 11/16/2029(7)	822,600
1,900,000	Vedanta Resources Finance II PLC 10.88%, 09/17/2029(1)	1,951,794
1,670,000	WE Soda Investments Holding PLC 9.50%, 10/06/2028(7)	1,720,434
		5,483,533
	Oil & Gas - 1.1%
	Diamondback Energy, Inc.
80,000	4.25%, 03/15/2052	62,381
15,000	5.90%, 04/18/2064	14,528
	Ecopetrol SA
2,595,000	7.75%, 02/01/2032	2,530,088
185,000	8.38%, 01/19/2036	180,810
	Energean Israel Finance Ltd.
1,690,000	5.88%, 03/30/2031(7)	1,442,246
750,000	8.50%, 09/30/2033(7)	713,184
1,225,000	Leviathan Bond Ltd. 6.75%, 06/30/2030(7)	1,123,335
225,000	Tullow Oil PLC 10.25%, 05/15/2026(7)	205,795
455,000	YPF SA 6.95%, 07/21/2027(7)	443,884
		6,716,251
	Packaging & Containers - 0.3%
EUR 450,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.13%, 08/15/2026(7)	415,820
$ 329,000	Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(1)(8)	334,099
170,000	Owens-Brockway Glass Container, Inc. 7.25%, 05/15/2031(1)	167,199
940,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(7)	856,137
		1,773,255
	Pharmaceuticals - 0.2%
	Teva Pharmaceutical Finance Netherlands II BV
EUR 550,000	4.38%, 05/09/2030	595,971
250,000	7.88%, 09/15/2031	324,535
		920,506
	Pipelines - 0.4%
$ 1,020,000	AL Candelaria -spain- SA 5.75%, 06/15/2033(7)	823,441
	Enbridge, Inc.
382,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(9)	371,268
102,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(9)	113,326
103,000	Energy Transfer LP 8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(9)	109,138
193,573	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	167,759
	ONEOK, Inc.
35,000	3.95%, 03/01/2050	25,739
30,000	5.85%, 11/01/2064	28,947
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.2% - (continued)
	Pipelines - 0.4% - (continued)
$ 333,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(1)(9)	$342,886
	Transcanada Trust
354,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(9)	337,915
111,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD SOFR + 4.64% thereafter)(9)	110,601
		2,431,020
	Real Estate - 1.3%
	Canary Wharf Group Investment Holdings PLC
EUR 250,000	1.75%, 04/07/2026(7)	255,265
GBP 350,000	2.63%, 04/23/2025(7)	441,829
865,000	3.38%, 04/23/2028(7)	920,542
EUR 150,000	Castellum AB 3.13%, 12/02/2026, (3.13% fixed rate until 12/02/2026; 5 yr. EUR Swap + 3.45% thereafter)(7)(9)(10)	156,781
$ 200,000	Elect Global Investments Ltd. 4.10%, 06/03/2025, (4.10% fixed rate until 06/03/2025; 5 yr. USD CMT + 2.89% thereafter)(7)(9)(10)	192,500
2,140,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(7)	2,061,034
EUR 260,000	Neinor Homes SLU 5.88%, 02/15/2030	282,815
$ 625,000	NWD Finance BVI Ltd. 4.13%, 03/10/2028, (4.13% fixed rate until 03/10/2028; 5 yr. USD CMT + 5.86% thereafter)(7)(9)(10)	392,250
EUR 1,000,000	Peach Property Finance GmbH 4.38%, 11/15/2025(7)	1,000,947
$ 1,170,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(7)	1,062,532
EUR 730,000	Samhallsbyggnadsbolaget i Norden AB 3.00%, 01/14/2025(7)	776,267
		7,542,762
	Real Estate Investment Trusts - 1.1%
	Alexandrite Monnet U.K. Holdco PLC
1,850,000	10.50%, 05/15/2029(7)	2,180,569
100,000	10.50%, 05/15/2029(1)	117,868
$ 1,975,000	American Assets Trust LP 6.15%, 10/01/2034	1,982,365
1,150,000	Hudson Pacific Properties LP 4.65%, 04/01/2029(8)	919,963
142,000	Kite Realty Group LP 5.50%, 03/01/2034	142,977
1,080,000	Trust Fibra Uno 7.38%, 02/13/2034(7)	1,071,941
		6,415,683
	Retail - 0.4%
	AutoZone, Inc.
45,000	5.10%, 07/15/2029	45,447
105,000	6.25%, 11/01/2028	110,439
165,000	BCPE Ulysses Intermediate, Inc. 7.75%, 04/01/2027(1)(12)	160,756
280,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	292,715
150,000	Foundation Building Materials, Inc. 6.00%, 03/01/2029(1)	132,530
EUR 575,000	Goldstory SAS 6.75%, 02/01/2030(7)	645,490
$ 140,000	Macy's Retail Holdings LLC 5.13%, 01/15/2042	107,713
The accompanying notes are an integral part of these financial statements.

41

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.2% - (continued)
	Retail - 0.4% - (continued)
GBP 400,000	Punch Finance PLC 6.13%, 06/30/2026(7)	$511,216
$ 169,000	Staples, Inc. 10.75%, 09/01/2029(1)	163,420
270,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)	281,861
75,000	Walgreens Boots Alliance, Inc. 8.13%, 08/15/2029	74,544
		2,526,131
	Semiconductors - 0.0%
200,000	Foundry JV Holdco LLC 6.15%, 01/25/2032(1)	203,356
	Software - 0.1%
109,000	Rocket Software, Inc. 9.00%, 11/28/2028(1)	113,546
	TeamSystem SpA
EUR 400,000	6.68%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	437,221
200,000	6.68%, 07/31/2031, 3 mo. EURIBOR + 3.50%(2)(7)	218,610
		769,377
	Sovereign - 0.0%
$ 110,000	CoBank ACB 6.25%, 10/01/2026, (6.25% fixed rate until 10/01/2026; 3 mo. USD SOFR + 4.66% thereafter)(9)(10)	109,571
	Telecommunications - 2.0%
1,580,000	Africell Holding Ltd. 10.50%, 10/23/2029(1)	1,577,219
800,000	Altice France SA 5.13%, 07/15/2029(1)	598,362
	AT&T, Inc.
45,000	3.85%, 06/01/2060	32,358
90,000	4.30%, 12/15/2042	76,831
730,000	Axian Telecom 7.38%, 02/16/2027(7)	732,121
265,000	CAS Capital No. 1 Ltd. 4.00%, 07/12/2026, (4.00% fixed rate until 07/12/2026; 5 yr. USD CMT + 3.64% thereafter)(7)(9)(10)	253,242
950,000	Connect Finco SARL/Connect U.S. Finco LLC 9.00%, 09/15/2029(1)	902,356
EUR 1,000,000	Eolo SpA 4.88%, 10/21/2028(7)	991,430
1,400,000	Eutelsat SA 9.75%, 04/13/2029(7)	1,562,825
330,000	Iliad Holding SASU 6.88%, 04/15/2031(7)	381,868
200,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(7)	217,550
	Level 3 Financing, Inc.
$ 130,000	4.00%, 04/15/2031(1)	98,150
290,000	4.50%, 04/01/2030(1)	231,983
EUR 800,000	Lorca Telecom Bondco SA 5.75%, 04/30/2029(7)	907,888
$ 470,000	Millicom International Cellular SA 4.50%, 04/27/2031(7)	424,018
825,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 yr. USD CMT + 4.27% thereafter)(7)(9)(10)	823,993
EUR 400,000	Odido Holding BV 3.75%, 01/15/2029(7)	424,390
$ 250,000	Silknet JSC 8.38%, 01/31/2027(7)	249,700
1,040,000	VEON Holdings BV 3.38%, 11/25/2027(7)	906,705
285,000	VF Ukraine PAT via VFU Funding PLC 6.20%, 02/11/2025(7)	258,310
		11,651,299
	Trucking & Leasing - 0.0%
125,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.88%, 11/15/2027(1)	128,582
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.2% - (continued)
	Water - 0.1%
$ 475,000	Aegea Finance SARL 9.00%, 01/20/2031(1)	$506,431
	Total Corporate Bonds (cost $123,922,837)	$124,638,930
FOREIGN GOVERNMENT OBLIGATIONS - 3.5%
	Benin - 0.1%
770,000	Benin Government International Bonds 7.96%, 02/13/2038(7)	$757,719
	Bermuda - 0.0%
200,000	Bermuda Government International Bonds 3.38%, 08/20/2050(7)	136,000
	Brazil - 0.4%
	Brazil Notas do Tesouro Nacional
BRL 2,578,000	10.00%, 01/01/2027	422,896
1,000,000	10.00%, 01/01/2029	157,769
9,790,000	10.00%, 01/01/2031	1,497,348
1,799,000	10.00%, 01/01/2035	265,515
		2,343,528
	China - 0.1%
	China Government Bonds
CNY 2,000,000	2.52%, 08/04/2028(7)	286,069
1,000,000	2.75%, 06/17/2027(7)	143,338
		429,407
	Colombia - 0.3%
$ 1,380,000	Colombia Government International Bonds 5.00%, 06/15/2045	942,871
	Colombia TES
COP 1,211,800,000	7.50%, 08/26/2026	268,227
1,307,700,000	7.75%, 09/18/2030	263,707
		1,474,805
	Czech Republic - 0.1%
CZK 15,900,000	Czech Republic Government Bonds 2.50%, 08/25/2028(7)	654,363
	Dominican Republic - 0.0%
DOP 9,950,000	Dominican Republic International Bonds 13.63%, 02/03/2033(7)	198,153
	Gabon - 0.1%
$ 820,000	Gabon Government International Bonds 6.95%, 06/16/2025(7)	800,071
	Hungary - 0.1%
HUF 215,560,000	Hungary Government Bonds 3.00%, 08/21/2030	474,858
	India - 0.1%
	India Government Bonds
INR 6,920,000	6.10%, 07/12/2031	79,002
26,180,000	7.26%, 01/14/2029	316,198
8,730,000	7.59%, 01/11/2026	104,828
		500,028
	Indonesia - 0.1%
IDR 11,166,000,000	Indonesia Treasury Bonds 7.00%, 09/15/2030	718,565
	Israel - 0.1%
$ 585,000	Israel Government International Bonds 5.75%, 03/12/2054	534,694
	Ivory Coast - 0.3%
EUR 1,580,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(7)	1,503,388
The accompanying notes are an integral part of these financial statements.

42

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.5% - (continued)
	Jordan - 0.1%
$ 770,000	Jordan Government International Bonds 7.38%, 10/10/2047(7)	$698,775
	Malaysia - 0.2%
	Malaysia Government Bonds
MYR 1,925,000	3.83%, 07/05/2034	435,475
958,000	3.90%, 11/16/2027	220,951
845,000	4.76%, 04/07/2037	207,145
		863,571
	Mexico - 0.0%
MXN 4,253,800	Mexico Bonos 7.75%, 05/29/2031	190,322
	North Macedonia - 0.2%
EUR 1,130,000	North Macedonia Government International Bonds 6.96%, 03/13/2027(7)	1,277,569
	Peru - 0.1%
	Peru Government Bonds
PEN 1,340,000	5.40%, 08/12/2034	318,594
1,540,000	6.95%, 08/12/2031	423,174
395,000	7.60%, 08/12/2039(7)	107,166
		848,934
	Philippines - 0.1%
PHP 28,180,000	Philippines Government Bonds 6.25%, 03/22/2028	492,809
	Poland - 0.1%
PLN 1,330,000	Republic of Poland Government Bonds 3.75%, 05/25/2027	321,564
	Romania - 0.6%
	Romania Government Bonds
RON 515,000	5.00%, 02/12/2029	105,799
475,000	7.10%, 07/31/2034	105,334
1,825,000	8.25%, 09/29/2032	428,911
	Romania Government International Bonds
EUR 510,000	2.88%, 04/13/2042(7)	365,559
1,000,000	5.38%, 03/22/2031(7)	1,102,543
1,050,000	5.63%, 05/30/2037(7)	1,112,099
		3,220,245
	South Africa - 0.2%
	Republic of South Africa Government Bonds
ZAR 3,869,000	8.00%, 01/31/2030	207,829
17,765,000	8.75%, 01/31/2044	805,593
4,540,000	8.88%, 02/28/2035	230,540
		1,243,962
	Supranational - 0.0%
IDR 2,419,000,000	European Bank for Reconstruction & Development 4.60%, 12/09/2025	151,062
	Thailand - 0.1%
	Thailand Government Bonds
THB 5,243,000	3.65%, 06/20/2031	168,332
10,367,000	3.78%, 06/25/2032	336,959
		505,291
	Uruguay - 0.0%
UYU 8,225,000	Uruguay Government International Bonds 9.75%, 07/20/2033	201,976
	Total Foreign Government Obligations (cost $20,677,988)	$20,541,659
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.1%
	General - 0.0%
$ 19,406	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	$21,539
	Tobacco - 0.0%
30,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	27,735
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
5,000	5.18%, 11/15/2049	4,442
10,000	6.20%, 11/15/2026	10,101
195,000	6.81%, 11/15/2040	213,940
		228,483
	Utilities - 0.0%
222,457	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	225,791
	Total Municipal Bonds (cost $564,288)	$503,548
SENIOR FLOATING RATE INTERESTS - 9.3%(13)
	Aerospace/Defense - 0.2%
249,300	Barnes Group, Inc. 7.19%, 09/03/2030, 1 mo. USD Term SOFR + 2.50%	$249,458
	TransDigm, Inc.
548,625	7.10%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	549,075
275,000	7.32%, 01/19/2032, U.S. (Fed) Prime Rate + 1.50%	275,085
		1,073,618
	Airlines - 0.1%
195,000	AS Mileage Plan IP Ltd. 6.66%, 10/15/2031, 3 mo. USD Term SOFR + 2.00%	194,431
325,000	JetBlue Airways Corp. 10.52%, 08/27/2029, 3 mo. USD Term SOFR + 5.50%	322,725
		517,156
	Apparel - 0.2%
997,538	ABG Intermediate Holdings 2 LLC 7.45%, 12/21/2028, 1 mo. USD Term SOFR + 2.75%	999,284
167,878	Hanesbrands, Inc. 8.44%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	168,927
250,000	Varsity Brands, Inc. 8.82%, 08/26/2031, 3 mo. USD Term SOFR + 3.75%	248,855
		1,417,066
	Auto Parts & Equipment - 0.1%
	First Brands Group LLC
498,708	9.85%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	484,061
200,000	13.35%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	185,000
		669,061
	Beverages - 0.1%
498,744	Pegasus Bidco BV 7.85%, 07/12/2029, 3 mo. USD Term SOFR + 3.25%	499,158
	Chemicals - 0.2%
130,000	A-AP Buyer, Inc. 7.85%, 09/09/2031, 3 mo. USD Term SOFR + 3.25%	130,325
The accompanying notes are an integral part of these financial statements.

43

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.3%(13) - (continued)
	Chemicals - 0.2% - (continued)
$ 598,500	INEOS U.S. Finance LLC 8.44%, 02/07/2031, 1 mo. USD Term SOFR + 3.75%	$599,745
349,125	Nouryon Finance BV 8.63%, 04/03/2028, 3 mo. USD Term SOFR + 3.50%	350,724
	USALCO LLC
11,676	0.00%, 09/17/2031, 1 mo. USD Term SOFR + 4.00%(14)(15)	11,738
113,324	8.69%, 09/17/2031, 1 mo. USD Term SOFR + 4.00%	113,926
		1,206,458
	Commercial Services - 0.9%
797,943	Allied Universal Holdco LLC 8.54%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	796,012
365,000	Belron Finance 2019 LLC 7.49%, 10/16/2031, 1 mo. USD Term SOFR + 2.75%	366,215
350,000	Boost Newco Borrower LLC 7.10%, 01/31/2031, 3 mo. USD Term SOFR + 2.50%	350,658
400,000	BrightView Landscapes LLC 7.09%, 04/20/2029, 3 mo. USD Term SOFR + 2.50%	399,500
398,998	Camelot U.S. Acquisition LLC 7.44%, 01/31/2031, 1 mo. USD Term SOFR + 2.75%	399,297
398,997	Cimpress PLC 7.69%, 05/17/2028, 1 mo. USD Term SOFR + 3.00%	398,499
249,372	Creative Artists Agency LLC 7.44%, 10/01/2031, 1 mo. USD Term SOFR + 2.75%	249,287
299,248	Ensemble RCM LLC 7.59%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	299,512
330,000	First Advantage Holdings LLC 7.94%, 09/19/2031, 1 mo. USD Term SOFR + 3.25%	330,000
249,375	Garda World Security Corp. 8.29%, 02/01/2029, 1 mo. USD Term SOFR + 3.50%	248,752
300,000	OMNIA Partners LLC 7.87%, 07/25/2030, 3 mo. USD Term SOFR + 3.25%	300,438
349,123	Ryan LLC 8.19%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	348,142
274,311	Trans Union LLC 6.69%, 12/01/2028, 1 mo. USD Term SOFR + 2.00%	274,168
250,000	TTF Holdings LLC 8.44%, 07/18/2031, 1 mo. USD Term SOFR + 3.75%	251,095
399,000	Wand NewCo 3, Inc. 7.91%, 01/30/2031, 1 mo. USD Term SOFR + 3.25%	398,884
		5,410,459
	Construction Materials - 0.4%
398,974	Chamberlain Group, Inc. 8.04%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	398,129
249,354	Cornerstone Building Brands, Inc. 8.15%, 04/12/2028, 1 mo. USD Term SOFR + 3.25%	244,928
349,120	CP Atlas Buyer, Inc. 8.54%, 11/23/2027, 1 mo. USD Term SOFR + 3.75%	339,481
350,000	Emerald Borrower LP 7.56%, 08/04/2031, 3 mo. USD Term SOFR + 2.50%	349,499
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.3%(13) - (continued)
	Construction Materials - 0.4% - (continued)
$ 215,000	Nvent Electric PLC 0.00%, 09/12/2031, 1 mo. USD Term SOFR + 3.50%(14)	$215,000
498,747	Quikrete Holdings, Inc. 7.19%, 04/14/2031, 1 mo. USD Term SOFR + 2.50%	498,313
300,000	Wilsonart LLC 8.85%, 08/05/2031, U.S. (Fed) Prime Rate + 4.25%	296,439
		2,341,789
	Distribution/Wholesale - 0.2%
423,929	American Builders & Contractors Supply Co., Inc. 6.44%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	424,048
299,248	Core & Main LP 6.72%, 07/27/2028, 1 mo. USD Term SOFR + 2.00%	298,374
498,750	Windsor Holdings III LLC 8.26%, 08/01/2030, 1 mo. USD Term SOFR + 3.50%	500,371
		1,222,793
	Diversified Financial Services - 0.2%
299,250	Blackhawk Network Holdings, Inc. 9.69%, 03/12/2029, 1 mo. USD Term SOFR + 5.00%	300,447
	Focus Financial Partners LLC
30,066	0.00%, 09/15/2031, 1 mo. USD Term SOFR + 3.25%(14)(15)	30,079
279,934	7.94%, 09/15/2031, 1 mo. USD Term SOFR + 3.25%	280,060
299,250	Hightower Holding LLC 8.75%, 04/21/2028, 3 mo. USD Term SOFR + 3.50%	299,475
		910,061
	Electronics - 0.1%
573,306	II-VI, Inc. 7.19%, 07/02/2029, 1 mo. USD Term SOFR + 2.50%	572,589
300,000	Lsf12 Crown U.S. Commercial Bidco LLC 0.00%, 10/10/2031, 1 mo. USD Term SOFR + 4.25%(14)	299,250
		871,839
	Engineering & Construction - 0.1%
500,000	Brown Group Holding LLC 7.47%, 07/01/2031, 3 mo. USD Term SOFR + 2.75%	499,250
249,359	KKR Apple Bidco LLC 7.55%, 09/22/2028, 1 mo. USD Term SOFR + 2.75%	249,234
		748,484
	Entertainment - 0.3%
249,367	Banijay Entertainment SAS 8.20%, 03/01/2028, 1 mo. USD Term SOFR + 3.25%	249,616
498,747	Caesars Entertainment, Inc. 7.44%, 02/06/2031, 1 mo. USD Term SOFR + 2.75%	498,513
398,998	Cinemark USA, Inc. 7.91%, 05/24/2030, 3 mo. USD Term SOFR + 3.25%	399,911
500,000	Light & Wonder International, Inc. 7.03%, 04/14/2029, 1 mo. USD Term SOFR + 2.25%	499,295
299,246	Ontario Gaming GTA LP 8.89%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	299,085
		1,946,420
The accompanying notes are an integral part of these financial statements.

44

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.3%(13) - (continued)
	Environmental Control - 0.2%
	Covanta Holding Corp.
$ 472,908	7.36%, 11/30/2028, 1 mo. USD Term SOFR + 2.50%	$473,054
25,907	7.54%, 11/30/2028, 1 mo. USD Term SOFR + 2.75%	25,915
598,457	Filtration Group Corp. 8.30%, 10/21/2028, 1 mo. USD Term SOFR + 3.50%	599,206
		1,098,175
	Food - 0.2%
498,747	Aspire Bakeries Holdings LLC 8.97%, 12/13/2030, 1 mo. USD Term SOFR + 4.25%	497,086
500,000	B&G Foods, Inc. 8.56%, 10/10/2029, 3 mo. USD Term SOFR + 3.50%	498,250
199,482	CHG PPC Parent LLC 7.55%, 12/08/2028, 1 mo. USD Term SOFR + 2.75%	198,484
250,036	U.S. Foods, Inc. 6.44%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	251,069
		1,444,889
	Food Service - 0.0%
100,000	Golden State Foods LLC 0.00%, 10/07/2031, 1 mo. USD Term SOFR + 4.25%(14)	100,000
	Hand/Machine Tools - 0.1%
315,000	Alliance Laundry Systems LLC 8.19%, 08/19/2031, 1 mo. USD Term SOFR + 3.50%	315,438
105,000	Madison Safety & Flow LLC 7.97%, 09/26/2031, 1 mo. USD Term SOFR + 3.25%	105,394
		420,832
	Healthcare - Products - 0.2%
299,235	Bausch & Lomb Corp. 8.09%, 05/10/2027, 1 mo. USD Term SOFR + 3.25%	298,923
239,381	Insulet Corp. 7.19%, 08/04/2031, 1 mo. USD Term SOFR + 2.50%	239,980
500,000	Medline Borrower LP 6.94%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	499,885
		1,038,788
	Healthcare - Services - 0.1%
199,483	ADMI Corp. 8.17%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	194,995
349,123	Heartland Dental LLC 9.19%, 04/28/2028, 1 mo. USD Term SOFR + 4.50%	348,190
		543,185
	Home Builders - 0.1%
598,454	Tecta America Corp. 8.80%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	599,950
	Home Furnishings - 0.3%
600,000	AI Aqua Merger Sub, Inc. 8.36%, 07/31/2028, 1 mo. USD Term SOFR + 3.50%	600,936
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.3%(13) - (continued)
	Home Furnishings - 0.3% - (continued)
$ 598,399	Mattress Firm, Inc. 8.92%, 09/25/2028, 6 mo. USD Term SOFR + 4.25%	$598,028
305,000	Tempur Sealy International, Inc. 7.24%, 10/03/2031, 1 mo. USD Term SOFR + 2.50%	304,747
		1,503,711
	Insurance - 1.0%
598,500	Acrisure LLC 8.01%, 11/06/2030, 1 mo. USD Term SOFR + 3.25%	597,004
615,000	Alliant Holdings Intermediate LLC 7.76%, 09/19/2031, 1 mo. USD Term SOFR + 3.00%	611,925
598,496	AssuredPartners, Inc. 8.19%, 02/14/2031, 1 mo. USD Term SOFR + 3.50%	599,310
	Asurion LLC
498,728	8.79%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	493,920
250,000	10.05%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	237,948
274,313	BroadStreet Partners, Inc. 7.94%, 06/13/2031, 1 mo. USD Term SOFR + 3.25%	273,983
598,500	HUB International Ltd. 7.37%, 06/20/2030, 3 mo. USD Term SOFR + 2.75%	599,577
300,000	Ryan Specialty Group LLC 6.94%, 09/15/2031, 1 mo. USD Term SOFR + 2.25%	299,400
1,000,000	Sedgwick Claims Management Services, Inc. 7.59%, 07/31/2031, 3 mo. USD Term SOFR + 3.00%	1,000,140
600,000	Truist Insurance Holdings LLC 7.85%, 05/06/2031, 3 mo. USD Term SOFR + 3.25%	600,378
598,496	USI, Inc. 7.35%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	598,197
		5,911,782
	Internet - 0.2%
199,484	Endure Digital, Inc. 8.47%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	180,833
250,000	Getty Images, Inc. 8.85%, 02/19/2026, 6 mo. USD Term SOFR + 4.50%	248,282
797,980	MH Sub I LLC 8.94%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	792,689
100,000	Plano HoldCo, Inc. 8.09%, 10/02/2031, U.S. (Fed) Prime Rate + 3.50%	100,500
		1,322,304
	Investment Company Security - 0.0%
145,000	Dragon Buyer, Inc. 7.90%, 09/30/2031, 3 mo. USD Term SOFR + 3.25%	144,049
	IT Services - 0.4%
750,000	Fortress Intermediate 3, Inc. 8.44%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	748,440
748,125	McAfee LLC 8.10%, 03/01/2029, 1 mo. USD Term SOFR + 3.25%	745,940
149,379	NCR Atleos LLC 8.40%, 03/27/2029, 3 mo. USD Term SOFR + 3.75%	149,379
748,020	Peraton Corp. 8.54%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	722,774
		2,366,533
The accompanying notes are an integral part of these financial statements.

45

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.3%(13) - (continued)
	Leisure Time - 0.1%
$ 598,453	MajorDrive Holdings IV LLC 8.87%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	$599,734
274,311	Recess Holdings, Inc. 9.09%, 02/20/2030, 3 mo. USD Term SOFR + 4.50%	275,639
		875,373
	Machinery - Construction & Mining - 0.0%
100,000	Terex Corp. 6.69%, 10/08/2031, 1 mo. USD Term SOFR + 2.00%	99,953
	Machinery-Diversified - 0.1%
349,125	TK Elevator U.S. Newco, Inc. 8.59%, 04/30/2030, 6 mo. USD Term SOFR + 3.50%	349,889
	Media - 0.1%
274,311	Century DE Buyer LLC 8.60%, 10/30/2030, 3 mo. USD Term SOFR + 4.00%	274,711
99,634	EW Scripps Co. 7.80%, 01/07/2028, 1 mo. USD Term SOFR + 3.00%	92,840
299,381	NEP Group, Inc. 8.12%, 08/19/2026, 1 mo. USD Term SOFR + 3.25%	289,053
		656,604
	Mining - 0.1%
349,125	Arsenal AIC Parent LLC 7.94%, 08/18/2030, 1 mo. USD Term SOFR + 3.25%	349,415
	Miscellaneous Manufacturing - 0.1%
350,000	LTI Holdings, Inc. 9.44%, 07/19/2029, 1 mo. USD Term SOFR + 4.75%	347,665
	Packaging & Containers - 0.3%
997,500	Berlin Packaging LLC 8.58%, 06/09/2031, 3 mo. USD Term SOFR + 3.75%	999,195
497,959	Clydesdale Acquisition Holdings, Inc. 7.86%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	496,590
349,098	TricorBraun Holdings, Inc. 8.05%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	345,827
		1,841,612
	Pipelines - 0.3%
195,000	CPPIB Capital, Inc. 7.85%, 08/20/2031, 3 mo. USD Term SOFR + 3.25%	195,488
250,000	NGP XI Midstream Holdings LLC 8.60%, 07/25/2031, 3 mo. USD Term SOFR + 4.00%	249,845
498,744	Oryx Midstream Services Permian Basin LLC 7.92%, 10/05/2028, 1 mo. USD Term SOFR + 3.00%	498,674
355,000	Rockpoint Gas Storage Partners LP 8.36%, 09/12/2031, 3 mo. USD Term SOFR + 3.50%	353,892
300,000	Traverse Midstream Partners LLC 8.09%, 02/16/2028, 3 mo. USD Term SOFR + 3.50%	300,501
		1,598,400
	Real Estate - 0.0%
250,000	Cushman & Wakefield U.S. Borrower LLC 7.94%, 01/31/2030, 1 mo. USD Term SOFR + 3.25%	249,792
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.3%(13) - (continued)
	REITS - 0.0%
$ 274,309	Iron Mountain, Inc. 6.69%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	$272,252
	Retail - 0.5%
274,313	1011778 BC Unlimited Liability Co. 6.44%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	271,844
299,246	Beacon Roofing Supply, Inc. 6.69%, 05/19/2028, 1 mo. USD Term SOFR + 2.00%	299,701
249,374	Foundation Building Materials Holding Co. LLC 8.78%, 01/29/2031, 3 mo. USD Term SOFR + 4.65%	245,379
299,229	Great Outdoors Group LLC 8.55%, 03/06/2028, 1 mo. USD Term SOFR + 3.75%	299,678
598,496	IRB Holding Corp. 7.54%, 12/15/2027, 1 mo. USD Term SOFR + 2.75%	598,125
250,000	Johnstone Supply LLC 7.85%, 06/09/2031, 1 mo. USD Term SOFR + 3.00%	249,552
498,750	LBM Acquisition LLC 8.67%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	491,144
205,000	White Cap Buyer LLC 7.94%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	204,440
		2,659,863
	Software - 1.2%
199,487	Ascend Learning LLC 8.29%, 12/11/2028, 1 mo. USD Term SOFR + 3.50%	199,332
573,533	AthenaHealth Group, Inc. 7.94%, 02/15/2029, 1 mo. USD Term SOFR + 3.25%	571,262
500,000	Banff Merger Sub, Inc. 8.34%, 07/30/2031, 3 mo. USD Term SOFR + 3.75%	498,295
225,000	BCPE Pequod Buyer, Inc. 0.00%, 09/19/2031, 1 mo. USD Term SOFR + 3.50%(14)	224,831
498,718	Cast & Crew Payroll LLC 8.44%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	486,873
274,311	Cotiviti Corp. 8.09%, 05/01/2031, 1 mo. USD Term SOFR + 3.25%	274,311
199,478	DCert Buyer, Inc. 8.69%, 10/16/2026, 1 mo. USD Term SOFR + 4.00%	192,971
598,496	Dun & Bradstreet Corp. 7.47%, 01/18/2029, 1 mo. USD Term SOFR + 2.75%	599,430
349,105	EP Purchaser LLC 8.37%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	347,359
	Epicor Software Corp.
246,123	7.94%, 05/30/2031, 1 mo. USD Term SOFR + 3.25%	246,775
28,877	8.10%, 05/30/2031, 1 mo. USD Term SOFR + 3.25%	28,954
600,000	Evertec Group LLC 7.94%, 10/30/2030, 1 mo. USD Term SOFR + 3.25%	600,000
274,293	Genesys Cloud Services Holdings II LLC 7.69%, 12/01/2027, 1 mo. USD Term SOFR + 3.00%	274,764
498,715	Polaris Newco LLC 8.85%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	494,925
The accompanying notes are an integral part of these financial statements.

46

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.3%(13) - (continued)
	Software - 1.2% - (continued)
$ 498,740	Rocket Software, Inc. 9.44%, 11/28/2028, 1 mo. USD Term SOFR + 4.75%	$499,304
465,789	SS&C Technologies, Inc. 6.69%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	465,654
135,000	Thunder Generation Funding LLC 7.61%, 10/03/2031, 3 mo. USD Term SOFR + 3.00%	135,101
498,750	UKG, Inc. 7.62%, 02/10/2031, 3 mo. USD Term SOFR + 3.00%	499,159
349,123	Zelis Payments Buyer, Inc. 7.44%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	345,195
		6,984,495
	Telecommunications - 0.3%
498,750	Crown Subsea Communications Holding, Inc. 8.69%, 01/30/2031, 1 mo. USD Term SOFR + 4.00%	501,089
500,000	Frontier Communications Corp. 8.76%, 07/01/2031, 3 mo. USD Term SOFR + 3.50%	502,030
249,362	Venga Finance SARL 9.31%, 06/28/2029, 3 mo. USD Term SOFR + 4.25%	250,111
249,361	Zacapa SARL 8.60%, 03/22/2029, 3 mo. USD Term SOFR + 4.00%	249,396
		1,502,626
	Transportation - 0.3%
598,733	First Student Bidco, Inc. 7.87%, 07/21/2028, 3 mo. USD Term SOFR + 3.00%	598,769
300,000	Genesee & Wyoming, Inc. 6.60%, 04/10/2031, 3 mo. USD Term SOFR + 2.00%	299,193
299,973	Savage Enterprises LLC 7.69%, 09/15/2028, 1 mo. USD Term SOFR + 3.00%	300,648
280,000	Third Coast Infrastructure LLC 8.94%, 09/25/2030, 1 mo. USD Term SOFR + 4.25%	276,500
		1,475,110
	Total Senior Floating Rate Interests (cost $54,766,685)	$54,591,609
U.S. GOVERNMENT AGENCIES - 5.7%
	Mortgage-Backed Agencies - 5.7%
	Farm Credit Bank of Texas - 0.1%
324,000	7.75%, 06/15/2029, 5 yr. USD CMT + 3.29%(9)(10)	$339,209
	Federal Home Loan Mortgage Corp. - 2.1%
1,125,000	2.86%, 10/25/2034	950,584
2,900,000	4.05%, 07/25/2033	2,767,208
200,000	4.43%, 02/25/2033(3)	196,395
2,800,000	4.50%, 07/25/2033(3)	2,759,523
68,181	5.50%, 03/01/2053	67,547
460,842	5.50%, 05/01/2053	456,808
134,759	5.50%, 06/01/2053	133,608
67,592	5.50%, 09/01/2053	67,434
160,682	5.50%, 11/01/2053	159,227
1,565,000	11.96%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(2)	1,668,352
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 5.7% - (continued)
	Mortgage-Backed Agencies - 5.7% - (continued)
	Federal Home Loan Mortgage Corp. - 2.1% - (continued)
$ 1,250,000	12.57%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(2)	$1,495,814
1,375,000	12.66%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	1,485,074
		12,207,574
	Federal National Mortgage Association - 0.0%
66,817	5.50%, 08/01/2053	66,356
	Government National Mortgage Association - 0.1%
515,256	2.50%, 10/20/2049	449,792
11	6.00%, 02/20/2026	11
111	6.00%, 02/20/2027	112
48	6.00%, 01/20/2028	49
955	6.00%, 02/20/2028	976
1,794	6.00%, 04/20/2028	1,846
643	6.00%, 06/15/2028	661
3,328	6.00%, 07/20/2028	3,426
2,854	6.00%, 08/20/2028	2,939
1,292	6.00%, 10/15/2028	1,305
3,815	6.00%, 11/15/2028	3,863
3,996	6.00%, 03/20/2029	4,109
6,007	6.00%, 09/20/2029	6,178
11,664	6.00%, 04/20/2030	11,816
910	6.00%, 06/20/2030	922
1,204	6.00%, 08/15/2034	1,248
7,428	6.50%, 03/15/2028	7,558
1,349	6.50%, 05/15/2028	1,396
1,290	6.50%, 07/15/2028	1,305
3,346	6.50%, 10/15/2028	3,468
102	6.50%, 12/15/2028	105
3,659	6.50%, 01/15/2029	3,778
2,548	6.50%, 02/15/2029	2,639
7,176	6.50%, 03/15/2029	7,239
998	6.50%, 04/15/2029	1,036
3,516	6.50%, 05/15/2029	3,574
2,094	6.50%, 06/15/2029	2,184
3,012	6.50%, 02/15/2035	3,105
2,160	7.00%, 11/15/2031	2,210
1,636	7.00%, 03/15/2032	1,672
49,289	7.00%, 11/15/2032	51,757
943	7.00%, 01/15/2033	975
3,586	7.00%, 05/15/2033	3,700
4,609	7.00%, 07/15/2033	4,747
9,460	7.00%, 11/15/2033	9,754
943	8.00%, 04/15/2030	949
4,231	8.00%, 05/15/2030	4,222
129	8.00%, 07/15/2030	129
2,681	8.00%, 08/15/2030	2,682
4,563	8.00%, 11/15/2030	4,574
46,653	8.00%, 02/15/2031	47,539
		661,550
	Uniform Mortgage-Backed Security - 3.4%
6,100,000	5.50%, 11/01/2054(16)	6,042,044
14,150,000	6.00%, 11/01/2054(16)	14,240,203
		20,282,247
	Total U.S. Government Agencies (cost $33,641,233)	$33,556,936
U.S. GOVERNMENT SECURITIES - 6.2%
	U.S. Treasury Securities - 6.2%
	U.S. Treasury Bonds - 3.8%
1,499,400	2.88%, 05/15/2052	$1,107,565
1,981,400	3.00%, 08/15/2048(17)	1,515,926
1,419,000	3.25%, 05/15/2042	1,194,177
The accompanying notes are an integral part of these financial statements.

47

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 6.2% - (continued)
	U.S. Treasury Securities - 6.2% - (continued)
	U.S. Treasury Bonds - 3.8% - (continued)
$ 1,734,100	3.38%, 08/15/2042	$1,482,181
1,347,400	3.63%, 02/15/2053	1,156,395
1,394,900	3.63%, 05/15/2053	1,197,925
1,545,700	3.88%, 02/15/2043	1,413,410
1,799,200	3.88%, 05/15/2043(18)	1,640,716
1,118,600	4.00%, 11/15/2042	1,043,094
1,253,400	4.00%, 11/15/2052	1,151,757
809,300	4.13%, 08/15/2053	760,489
1,169,900	4.25%, 02/15/2054	1,124,566
369,300	4.25%, 08/15/2054	355,394
1,561,900	4.38%, 08/15/2043	1,523,158
1,643,800	4.50%, 02/15/2044(18)	1,625,821
1,049,500	4.63%, 05/15/2054	1,073,934
1,469,000	4.75%, 11/15/2043	1,503,659
1,298,100	4.75%, 11/15/2053	1,353,675
		22,223,842
	U.S. Treasury Inflation-Indexed Bonds - 0.5%
5,013,918	0.25%, 02/15/2050(19)	3,133,171
	U.S. Treasury Inflation-Indexed Notes - 0.6%
3,350,688	1.88%, 07/15/2034(19)	3,327,016
	U.S. Treasury Notes - 1.3%
2,122,200	4.00%, 01/31/2029	2,108,439
5,547,600	4.25%, 02/28/2029(17)(18)	5,567,320
		7,675,759
	Total U.S. Government Securities (cost $37,873,040)	$36,359,788
COMMON STOCKS - 23.9%
	Automobiles & Components - 0.2%
5,666	Bayerische Motoren Werke AG	$446,685
76,835	Great Wall Motor Co. Ltd. Class H	122,181
3,732	Mercedes-Benz Group AG	226,722
25,691	Toyota Motor Corp.	442,666
		1,238,254
	Banks - 2.5%
23,891	Banco Bilbao Vizcaya Argentaria SA	237,827
243,113	Banco Santander SA	1,187,702
769,603	Bank Mandiri Persero Tbk. PT	326,711
138,281	Bank of Beijing Co. Ltd. Class A	109,909
55,794	Bank of Chengdu Co. Ltd. Class A	120,901
163,432	Bank of Jiangsu Co. Ltd. Class A	202,527
474,588	Bank of the Philippine Islands	1,165,781
23,661	CaixaBank SA	144,184
13,466	Huntington Bancshares, Inc.	209,935
75,335	Industrial Bank of Korea	767,335
10,258	JP Morgan Chase & Co.	2,276,455
3,890	M&T Bank Corp.	757,305
110,497	Mitsubishi UFJ Financial Group, Inc.	1,164,664
76,495	Mizuho Financial Group, Inc.	1,588,877
47,695	National Australia Bank Ltd.	1,208,836
19,254	Standard Bank Group Ltd.	265,080
53,412	Sumitomo Mitsui Financial Group, Inc.	1,133,110
18,561	Truist Financial Corp.	799,051
18,373	U.S. Bancorp	887,600
		14,553,790
	Capital Goods - 0.9%
4,144	3M Co.	532,380
80,068	BAE Systems PLC	1,290,481
23,399	Bouygues SA	752,079
1,087	Emerson Electric Co.	117,689
5,811	Kone OYJ Class B	318,658
695	Lockheed Martin Corp.	379,505
Shares or Principal Amount		Market Value†
COMMON STOCKS - 23.9% - (continued)
	Capital Goods - 0.9% - (continued)
10,664	PACCAR, Inc.	$1,112,042
3,746	Stanley Black & Decker, Inc.	348,153
23,891	Sumitomo Corp.	504,014
		5,355,001
	Commercial & Professional Services - 0.1%
3,857	Paychex, Inc.	537,396
	Consumer Discretionary Distribution & Retail - 0.6%
2,114	Home Depot, Inc.	832,388
19,775	Industria de Diseno Textil SA	1,127,465
305,195	Kingfisher PLC	1,154,187
23,421	Mr. Price Group Ltd.	341,638
		3,455,678
	Consumer Durables & Apparel - 0.8%
180,194	Barratt Redrow PLC	1,038,203
937	Garmin Ltd.	185,854
299	LPP SA	1,088,157
52,627	Persimmon PLC	997,349
28,353	Sankyo Co. Ltd.	376,594
39,320	Sekisui House Ltd.	949,639
		4,635,796
	Consumer Services - 0.3%
2,471	McDonald's Corp.	721,804
50,349	OPAP SA	858,748
		1,580,552
	Consumer Staples Distribution & Retail - 0.4%
303,701	J Sainsbury PLC	1,045,580
237,526	Tesco PLC	1,048,837
46,922	Walgreens Boots Alliance, Inc.	443,882
		2,538,299
	Energy - 2.1%
8,180	Baker Hughes Co.	311,494
10,639	Chevron Corp.	1,583,296
113,370	Coal India Ltd.	608,111
3,933	Coterra Energy, Inc.	94,077
2,583	Diamondback Energy, Inc.	456,597
18,601	Eni SpA	283,353
8,285	EOG Resources, Inc.	1,010,439
5,922	Equinor ASA	140,720
20,863	Exxon Mobil Corp.	2,436,381
341,618	Oil & Natural Gas Corp. Ltd.	1,077,369
8,463	OMV AG	350,712
15,575	ONEOK, Inc.	1,508,906
34,723	ORLEN SA	453,381
276,323	Petronet LNG Ltd.	1,090,396
11,268	TotalEnergies SE	707,131
15,475	Woodside Energy Group Ltd.	243,552
		12,355,915
	Equity Real Estate Investment Trusts (REITs) - 0.8%
5,206	Alexandria Real Estate Equities, Inc. REIT	580,729
6,291	BXP, Inc. REIT	506,803
1,119	Digital Realty Trust, Inc. REIT	199,439
8,318	Gaming & Leisure Properties, Inc. REIT	417,480
9,296	Simon Property Group, Inc. REIT	1,572,140
262,099	Stockland REIT	886,320
7,253	WP Carey, Inc. REIT	404,137
		4,567,048
	Financial Services - 1.5%
34,976	Annaly Capital Management, Inc. REIT	664,894
4,256	Ares Management Corp. Class A	713,646
1,099	Blackrock, Inc.	1,078,152
7,224	Blackstone, Inc.	1,211,826
2,982	Carlyle Group, Inc.	149,190
The accompanying notes are an integral part of these financial statements.

48

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 23.9% - (continued)
	Financial Services - 1.5% - (continued)
3,909	CME Group, Inc.	$880,932
173,163	FirstRand Ltd.	760,825
37,715	Hargreaves Lansdown PLC	529,286
7,381	Macquarie Group Ltd.	1,117,087
46,057	Qifu Technology, Inc. ADR	1,511,130
		8,616,968
	Food, Beverage & Tobacco - 1.4%
26,369	Altria Group, Inc.	1,436,056
17,295	British American Tobacco PLC	604,791
14,952	Coca-Cola Co.	976,515
26,561	Conagra Brands, Inc.	768,675
2,329	General Mills, Inc.	158,418
5,023	Kellanova	405,105
13,297	Kraft Heinz Co.	444,918
10,956	Nestle SA	1,035,261
3,864	PepsiCo, Inc.	641,733
14,391	Philip Morris International, Inc.	1,909,686
		8,381,158
	Health Care Equipment & Services - 0.1%
3,096	CVS Health Corp.	174,800
2,054	Medtronic PLC	183,320
		358,120
	Household & Personal Products - 0.4%
7,024	Colgate-Palmolive Co.	658,219
805	Kimberly-Clark Corp.	108,015
7,746	Procter & Gamble Co.	1,279,484
5,664	Unilever PLC	345,516
		2,391,234
	Insurance - 2.1%
15,611	Admiral Group PLC	516,577
4,928	Allianz SE	1,551,360
2,515	American Financial Group, Inc.	324,259
22,668	AXA SA	851,122
16,474	CNA Financial Corp.	789,269
13,271	Generali	367,954
33,752	Great-West Lifeco, Inc.	1,132,541
259,616	Legal & General Group PLC	728,193
1,088	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	556,382
425,893	OUTsurance Group Ltd.	1,450,645
136,646	Phoenix Group Holdings PLC	868,065
46,819	Sanlam Ltd.	232,980
20,311	Sun Life Financial, Inc.	1,126,160
12,531	Suncorp Group Ltd.	146,992
14,091	Tokio Marine Holdings, Inc.	507,503
46,880	Tryg AS	1,106,403
301	Zurich Insurance Group AG	177,471
		12,433,876
	Materials - 1.3%
14,427	African Rainbow Minerals Ltd.	145,326
1,578,974	Aluminum Corp. of China Ltd. Class H	1,006,045
102,677	Amcor PLC	1,142,795
92,868	Amcor PLC CDI	1,023,795
7,477	BASF SE	363,476
31,052	BHP Group Ltd.	862,704
384,841	Evraz PLC*(4)	—
15,510	Fortescue Ltd.	194,229
10,435	Glencore PLC*	54,728
54,759	Grupo Mexico SAB de CV Class B	287,321
1,579	LyondellBasell Industries NV Class A	137,136
4,226	Nissan Chemical Corp.	142,734
4,831	Rio Tinto Ltd.	379,318
13,314	Rio Tinto PLC	860,457
Shares or Principal Amount		Market Value†
COMMON STOCKS - 23.9% - (continued)
	Materials - 1.3% - (continued)
10,762	Smurfit WestRock PLC	$556,297
9,892	UPM-Kymmene OYJ	291,088
65,463	Zijin Mining Group Co. Ltd. Class H	139,441
		7,586,890
	Media & Entertainment - 0.3%
4,665	Omnicom Group, Inc.	471,165
43,526	Universal Music Group NV	1,095,383
		1,566,548
	Pharmaceuticals, Biotechnology & Life Sciences - 1.6%
6,342	AbbVie, Inc.	1,292,944
959	Amgen, Inc.	307,033
18,272	Bristol-Myers Squibb Co.	1,019,029
14,285	Johnson & Johnson	2,283,600
13,121	Merck & Co., Inc.	1,342,541
21,491	Orion OYJ Class B	1,043,776
36,117	Pfizer, Inc.	1,022,111
3,621	Roche Holding AG	1,122,160
1,426	Sanofi SA	150,699
		9,583,893
	Real Estate Management & Development - 0.0%
919	Daito Trust Construction Co. Ltd.	101,553
	Semiconductors & Semiconductor Equipment - 0.9%
4,516	Analog Devices, Inc.	1,007,565
1,787	Broadcom, Inc.	303,379
74,013	Flat Glass Group Co. Ltd. Class H(8)	150,829
1,826	Marvell Technology, Inc.	146,281
1,858	Microchip Technology, Inc.	136,321
8,353	NVIDIA Corp.	1,108,944
5,580	QUALCOMM, Inc.	908,257
8,212	Texas Instruments, Inc.	1,668,350
		5,429,926
	Software & Services - 1.0%
16,137	Gen Digital, Inc.	469,748
18,770	Infosys Ltd.	391,629
8,633	International Business Machines Corp.	1,784,614
1,025	Microsoft Corp.	416,509
9,718	Obic Co. Ltd.	317,559
33,676	Otsuka Corp.	755,806
51,754	Sage Group PLC	646,810
483	SAP SE	112,773
9,331	SCSK Corp.	174,114
186,308	Shanghai Baosight Software Co. Ltd. Class A	703,829
20,720	TOTVS SA	106,953
		5,880,344
	Technology Hardware & Equipment - 1.6%
10,727	Amano Corp.	309,391
2,568	Apple, Inc.	580,137
25,061	BYD Electronic International Co. Ltd.	107,397
38,070	Canon, Inc.	1,238,226
156,643	Catcher Technology Co. Ltd.	1,140,073
33,317	Chicony Electronics Co. Ltd.	168,021
30,615	Cisco Systems, Inc.	1,676,783
21,564	E Ink Holdings, Inc.	201,822
7,401	Hamamatsu Photonics KK	97,861
30,141	HP, Inc.	1,070,608
89,638	Lenovo Group Ltd.	118,200
1,913	Samsung Electronics Co. Ltd.	81,228
4,141	Seagate Technology Holdings PLC	415,632
9,382	Shimadzu Corp.	276,749
21,978	Sunny Optical Technology Group Co. Ltd.	142,967
The accompanying notes are an integral part of these financial statements.

49

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 23.9% - (continued)
	Technology Hardware & Equipment - 1.6% - (continued)
152,921	Telefonaktiebolaget LM Ericsson Class B	$1,282,106
3,143	Wiwynn Corp.	178,687
		9,085,888
	Telecommunication Services - 0.6%
45,299	AT&T, Inc.	1,021,040
5,204	BCE, Inc.	167,779
40,600	Spark New Zealand Ltd.	70,441
15,032	Telenor ASA	184,617
38,364	Verizon Communications, Inc.	1,616,275
101,220	Vodacom Group Ltd.	633,707
		3,693,859
	Transportation - 0.2%
279,759	Atlas Arteria Ltd.	895,571
2,278	United Parcel Service, Inc. Class B	305,389
		1,200,960
	Utilities - 2.2%
1,208	American Electric Power Co., Inc.	119,290
19,603	APA Group	89,757
22,180	Avangrid, Inc.	792,048
7,825	CEZ AS	303,213
22,463	Dominion Energy, Inc.	1,337,222
6,760	Duke Energy Corp.	779,225
26,824	FirstEnergy Corp.	1,122,048
1,653,100	GD Power Development Co. Ltd. Class A	1,124,556
97,144	Iberdrola SA	1,443,029
134,301	National Grid PLC	1,686,303
298,240	Power Grid Corp. of India Ltd.	1,134,499
1,070,014	Ratch Group PCL	1,022,609
3,863	Southern Co.	351,649
208,908	Terna - Rete Elettrica Nazionale	1,809,505
		13,114,953
	Total Common Stocks (cost $137,533,306)	$140,243,899
EQUITY LINKED SECURITIES - 10.3%
	Banks - 1.0%
76,314	Citizens Financial Group, Inc. (BNP Paribas Securities Corp.) 12.00%, 11/20/2024	$3,229,510
3,294	Eli Lilly & Co. (BNP Paribas Issuance BV) 12.00%, 12/26/2024(1)	2,781,395
		6,010,905
	Capital Goods - 1.0%
8,076	Caterpillar, Inc. (Canadian Imperial Bank of Commerce) 12.00%, 12/26/2024	3,029,615
33,266	Textron, Inc. (BNP Paribas Issuance BV) 12.00%, 01/23/2025*(1)	2,743,566
		5,773,181
	Consumer Discretionary Distribution & Retail - 1.1%
18,413	Amazon.com, Inc. (Mizuho Securities) 12.00%, 11/20/2024	3,357,315
26,397	TJX Cos, Inc. (BNP Paribas Securities Corp.) 12.00%, 11/20/2024	2,989,982
		6,347,297
	Consumer Staples Distribution & Retail - 0.5%
3,347	Costco Wholesale Corp. (Mizuho Markets Cayman LP) 12.00%, 12/26/2024	2,964,625
Shares or Principal Amount		Market Value†
EQUITY LINKED SECURITIES - 10.3% - (continued)
	Energy - 0.5%
10,291	Salesforce.com, Inc. (Royal Bank of Canada) 12.00%, 01/23/2025*(1)	$2,991,246
	Financial Services - 1.0%
18,181	Intercontinental Exchange, Inc. (Mizuho Markets Cayman LP) 12.00%, 01/23/2025*	2,893,457
5,751	S&P Global, Inc. (HSBC Bank PLC) 12.00%, 12/26/2024	2,812,139
		5,705,596
	Health Care Equipment & Services - 0.9%
39,997	Boston Scientific Corp. (Mizuho Securities) 12.00%, 11/20/2024	3,137,266
3,530	UnitedHealth Group, Inc. (Mizuho Markets Cayman LP) 12.00%, 01/23/2025*	1,987,635
		5,124,901
	Media & Entertainment - 1.0%
5,392	Meta Platforms, Inc. (BNP Paribas Issuance BV) 12.00%, 12/26/2024(1)	3,075,519
3,976	Netflix, Inc. (Mizuho Markets Cayman LP) 12.00%, 01/23/2025*	3,019,547
		6,095,066
	Semiconductors & Semiconductor Equipment - 0.7%
29,010	Nvidia Corp. (Mizuho Markets Cayman LP) 12.00%, 01/23/2025*	3,880,562
	Software & Services - 1.5%
28,539	Conocophillips (Royal Bank of Canada) 12.00%, 01/23/2025*(1)	3,078,401
14,096	Intl Business Machines Corp. (HSBC Bank PLC) 12.00%, 12/26/2024	2,944,770
7,354	Microsoft Corp. (RBC Capital Markets) 12.00%, 11/20/2024(1)	3,012,452
		9,035,623
	Technology Hardware & Equipment - 1.1%
13,455	Apple, Inc. (RBC Capital Markets) 12.00%, 11/20/2024(1)	3,038,410
67,860	Corning, Inc. (Mizuho Markets Cayman LP) 12.00%, 12/26/2024	3,154,093
		6,192,503
	Total Equity Linked Securities (cost $60,222,319)	$60,121,505
EXCHANGE-TRADED FUNDS - 1.0%
	Other Investment Pools & Funds - 1.0%
66,400	Invesco Senior Loan ETF	$1,393,736
33,400	SPDR Blackstone Senior Loan ETF	1,397,456
22,167	Vanguard High Dividend Yield ETF	2,832,499
	Total Exchange-Traded Funds (cost $5,626,222)	$5,623,691
PREFERRED STOCKS - 1.0%
	Automobiles & Components - 0.2%
2,359	Bayerische Motoren Werke AG (Preference Shares)(20)	$173,592
The accompanying notes are an integral part of these financial statements.

50

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
PREFERRED STOCKS - 1.0% - (continued)
	Automobiles & Components - 0.2% - (continued)
3,116	Hyundai Motor Co. (Preference Shares)(20)	$360,011
5,234	Hyundai Motor Co. (Preference Shares)(20)	591,089
		1,124,692
	Banks - 0.0%
184	Bank of America Corp. Series L, 7.25%(21)	227,240
	Capital Goods - 0.1%
10,475	Boeing Co. (Preference Shares), 6.00%	562,822
	Financial Services - 0.2%
8,650	Ares Management Corp. Series B, 6.75%	466,235
12,925	Morgan Stanley Series Q, 6.63%(21)	341,220
8,700	Synchrony Financial Series B, 8.25%(21)	225,852
		1,033,307
	Insurance - 0.0%
5,955	American National Group, Inc. Series B, 6.63%(21)	151,197
4,956	Enstar Group Ltd. Series D, 7.00%(21)	106,009
819	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)(20)	154,571
		411,777
	Technology Hardware & Equipment - 0.1%
13,605	Samsung Electronics Co. Ltd. (Preference Shares)(20)	468,016
	Telecommunication Services - 0.1%
2,575	AT&T, Inc. Series A, 5.00%(21)	55,878
2,475	U.S. Cellular Corp. (Preference Shares), 6.25%	58,088
5,362	U.S. Cellular Corp. (Preference Shares), 5.50%	120,752
8,038	U.S. Cellular Corp. (Preference Shares), 5.50%	180,855
		415,573
	Utilities - 0.3%
41,560	NextEra Energy, Inc. (Preference Shares), 6.93%	1,859,810
	Total Preferred Stocks (cost $6,442,645)	$6,103,237
	Total Long-Term Investments (cost $593,479,137)	$594,340,778
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.4%
$ 2,446,214	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $2,446,544; collateralized by U.S. Treasury Note at 4.63%, maturing 06/30/2026, with a market value of $2,495,213	$2,446,214
	Securities Lending Collateral - 0.5%
470,537	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(22)	470,537
1,568,458	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(22)	1,568,458
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.9% - (continued)
	Securities Lending Collateral - 0.5% - (continued)
470,537	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(22)		$470,537
470,537	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(22)		470,537
			2,980,069
	Total Short-Term Investments (cost $5,426,283)		$5,426,283
	Total Investments (cost $598,905,420)	102.2%	$599,767,061
	Other Assets and Liabilities	(2.2)%	(13,156,577)
	Net Assets	100.0%	$586,610,484
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$144,492,091, representing 24.6% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2024. Base lending rates may be subject to a floor or cap.
(3)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Investment valued using significant unobservable inputs.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Security is a zero-coupon bond.
(7)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2024, the aggregate value of these securities was $85,019,378, representing 14.5% of net assets.

The accompanying notes are an integral part of these financial statements.

51

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2024

(8)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(9)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(10)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(11)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(12)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(13)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2024.

(14)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(15)
This security, or a portion of this security, has unfunded loan commitments. As of
October 31, 2024, the aggregate value of the unfunded commitment was $41,817, which represents to 0.0% of total net assets.

(16)	Represents or includes a TBA transaction.
(17)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of October 31, 2024, the market value of securities pledged was $4,826,585.
(18)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of October 31, 2024, the market value of securities pledged was $3,076,106.
(19)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(20)	Currently no rate available.
(21)	Perpetual security with no stated maturity date.
(22)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	166	12/16/2024	$12,218,415	$(586,742)
MSCI Emerging Markets Index Future	15	12/20/2024	844,875	(24,744)
MSCI Singapore Index Future	56	11/28/2024	1,437,637	(46,321)
S&P 500 (E-Mini) Future	80	12/20/2024	22,954,000	43,779
S&P/TSX 60 Index Future	2	12/19/2024	415,786	7,201
TOPIX Future	23	12/12/2024	4,078,814	152,045
U.S. Treasury 2-Year Note Future	200	12/31/2024	41,189,063	(525,363)
U.S. Treasury 10-Year Note Future	403	12/19/2024	44,518,906	(1,713,021)
U.S. Treasury Long Bond Future	80	12/19/2024	9,437,500	(586,824)
U.S. Treasury Ultra Bond Future	73	12/19/2024	9,170,625	(218,756)
Total				$(3,498,746)
Short position contracts:
CAC 40 Index Future	(8)	11/15/2024	$(640,554)	$13,565
DAX Index Future	(1)	12/20/2024	(520,815)	9,638
Euro BUXL 30-Year Bond Future	(2)	12/06/2024	(287,949)	5,046
Euro STOXX 50 Future	(7)	12/20/2024	(368,073)	4,747
Euro-BOBL Future	(183)	12/06/2024	(23,518,730)	121,040
Euro-BUND Future	(32)	12/06/2024	(4,587,694)	31,309
Euro-Schatz Future	(292)	12/06/2024	(33,839,550)	135,412
French Government Bond Future	(46)	12/06/2024	(6,237,549)	112,271
FTSE 100 Index Future	(15)	12/20/2024	(1,571,905)	41,204
IBEX 35 Index Future	(1)	11/15/2024	(126,704)	1,539
Long Gilt Future	(18)	12/27/2024	(2,182,679)	64,044
SPI 200 Future	(2)	12/19/2024	(268,834)	3,205
Stockholm OMXS30 Index Future	(5)	11/15/2024	(118,928)	2,582
U.S. Treasury 5-Year Note Future	(69)	12/31/2024	(7,399,172)	66,233
U.S. Treasury 10-Year Ultra Future	(86)	12/19/2024	(9,782,500)	214,315
Total				$826,150
Total futures contracts				$(2,672,596)

The accompanying notes are an integral part of these financial statements.

52

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2024

OTC Credit Default Swap Contracts Outstanding at October 31, 2024
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.BBB-.16	MSC	USD	4,460,000	3.00%	04/17/2065	Monthly	$—	$(757,056)	$(722,692)	$34,364
Total OTC credit default swap contracts							$—	$(757,056)	$(722,692)	$34,364

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swap Contracts Outstanding at October 31, 2024
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Russell 1000 Growth Total Return Index	BNP	USD	367	(5.53% )	11/05/2024	At Maturity	$—	$—	$7,176	$7,176
Russell 1000 Value Total Return Index	BNP	USD	508	5.43%	11/05/2024	At Maturity	—	—	9,225	9,225
S&P 500 Consumer Discretionary Index	BNP	USD	406	(5.53% )	11/05/2024	At Maturity	—	—	5,450	5,450
S&P 500 Consumer Staples Index	BNP	USD	509	5.49%	11/05/2024	At Maturity	—	—	12,718	12,718
S&P 500 Energy Sector Total Return Index	BNP	USD	295	5.43%	11/05/2024	At Maturity	—	—	21,200	21,200
S&P 500 Financials Index	BNP	USD	665	(5.61% )	11/05/2024	At Maturity	—	—	29,689	29,689
S&P 500 Healthcare Index	BNP	USD	318	5.49%	11/05/2024	At Maturity	—	—	32,565	32,565
S&P 500 Industrials Index	BNP	USD	229	(5.53% )	11/05/2024	At Maturity	—	—	(4,630)	(4,630)
S&P 500 Telecommunication Services Index	BNP	USD	562	5.51%	11/05/2024	At Maturity	—	—	(6,043)	(6,043)
S&P 500 Utilities Sector Total Return Index	BNP	USD	356	(5.49% )	11/05/2024	At Maturity	—	—	(10,643)	(10,643)
Total OTC total return swap contracts							$—	$—	$96,707	$96,707

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S41	USD	5,360,000	(1.00%)	06/20/2029	Quarterly	$144,628	$—	$117,147	$(27,481)
Sell protection:
ITRAXX-XOVER S41.V1	EUR	12,640,000	5.00%	06/20/2029	Quarterly	$1,006,030	$—	$1,329,010	$322,980
Credit default swaps on single-name issues:
Buy protection:
Mediobanca Banca di Credito Finanziario SpA	EUR	930,000	(1.00%)	12/20/2029	Quarterly	$—	$(3,840)	$(9,144)	$(5,304)
Total						$—	$(3,840)	$(9,144)	$(5,304)
Total centrally cleared credit default swap contracts						$1,150,658	$(3,840)	$1,437,013	$290,195

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.59% Fixed	12 Mo. USD SOFR	USD	5,446,000	09/20/2053	Annual	$—	$(15,158)	$76,328	$91,486
Total centrally cleared interest rate swaps contracts						$—	$(15,158)	$76,328	$91,486

The accompanying notes are an integral part of these financial statements.

53

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2024

Foreign Currency Contracts Outstanding at October 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
15,200,000	CLP	16,549	USD	BOA	12/18/2024	$(744)
571,400,000	CLP	611,273	USD	DEUT	12/18/2024	(17,129)
507,000,000	COP	120,500	USD	JPM	12/18/2024	(6,687)
234,000	EUR	253,126	USD	SSG	11/29/2024	1,708
160,000	EUR	173,300	USD	BNP	11/29/2024	946
42,000	EUR	45,422	USD	SCB	11/29/2024	318
374,000	EUR	417,223	USD	SCB	12/18/2024	(9,535)
375,000	EUR	419,031	USD	SSG	12/18/2024	(10,253)
1,103,000,000	IDR	70,922	USD	BOA	12/18/2024	(746)
650,000	MXN	32,890	USD	BOA	12/18/2024	(681)
13,010,000	MXN	650,409	USD	HSBC	12/18/2024	(5,717)
4,040,000	PHP	71,854	USD	CBK	12/18/2024	(2,369)
150,000	RON	33,213	USD	BOA	12/18/2024	(459)
2,416,000	THB	74,509	USD	HSBC	12/18/2024	(2,669)
7,634,000	THB	235,329	USD	UBS	12/18/2024	(8,333)
7,685,000	TRY	203,652	USD	BCLY	12/18/2024	9,631
380,000	TRY	10,281	USD	BNP	12/18/2024	266
1,733,419	USD	2,530,000	AUD	SCB	11/07/2024	68,267
1,475,700	USD	8,432,000	BRL	GSC	12/18/2024	25,312
731,517	USD	990,000	CAD	SSG	11/07/2024	20,315
636,629	USD	540,000	CHF	SSG	11/07/2024	10,754
686,319	USD	15,430,000	CZK	SSG	12/18/2024	22,556
1,710,959	USD	1,548,000	EUR	SCB	11/07/2024	26,546
141,904	USD	130,576	EUR	SSG	11/29/2024	(297)
211,369	USD	195,000	EUR	UBS	11/29/2024	(993)
23,279,712	USD	21,473,352	EUR	DEUT	11/29/2024	(105,547)
18,388,904	USD	16,617,000	EUR	DEUT	12/18/2024	275,117
370,369	USD	332,000	EUR	SCB	12/18/2024	8,464
121,144	USD	108,000	EUR	BMO	12/18/2024	3,416
121,769	USD	109,000	EUR	MSC	12/18/2024	2,951
143,986	USD	130,000	EUR	NWM	12/18/2024	2,276
1,116	USD	1,000	EUR	CBK	12/18/2024	26
1,100	USD	1,000	EUR	RBC	12/18/2024	10
414,570	USD	382,000	EUR	SSG	12/18/2024	(1,839)
1,709,587	USD	1,303,000	GBP	SGG	11/07/2024	29,451
1,587,411	USD	1,223,000	GBP	JPM	11/29/2024	10,480
960,395	USD	736,000	GBP	MSC	12/18/2024	11,454
1,456,913	USD	212,600,000	JPY	SSG	11/07/2024	56,411
592,680	USD	2,557,000	MYR	DEUT	12/18/2024	7,227
1,341,067	USD	14,230,000	NOK	NWM	11/07/2024	47,365
646,810	USD	6,640,000	SEK	NWM	11/07/2024	23,394
383,104	USD	497,000	SGD	WEST	12/18/2024	5,889
605,532	USD	20,186,000	THB	BCLY	12/18/2024	5,303
198,397	USD	6,621,000	THB	CBK	12/18/2024	1,522
Total foreign currency contracts						$503,377

Foreign Cross Currency Contracts Outstanding at October 31, 2024
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	975,089	JPM	11/29/2024	GBP	964,468	$10,621
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

54

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$84,022,018	$—	$82,849,419	$1,172,599
Convertible Bonds	28,033,958	—	28,033,958	—
Corporate Bonds	124,638,930	—	124,638,930	—
Foreign Government Obligations	20,541,659	—	20,541,659	—
Municipal Bonds	503,548	—	503,548	—
Senior Floating Rate Interests	54,591,609	—	54,591,609	—
U.S. Government Agencies	33,556,936	—	33,556,936	—
U.S. Government Securities	36,359,788	—	36,359,788	—
Common Stocks
Automobiles & Components	1,238,254	—	1,238,254	—
Banks	14,553,790	4,930,346	9,623,444	—
Capital Goods	5,355,001	2,489,769	2,865,232	—
Commercial & Professional Services	537,396	537,396	—	—
Consumer Discretionary Distribution & Retail	3,455,678	832,388	2,623,290	—
Consumer Durables & Apparel	4,635,796	185,854	4,449,942	—
Consumer Services	1,580,552	1,580,552	—	—
Consumer Staples Distribution & Retail	2,538,299	443,882	2,094,417	—
Energy	12,355,915	7,401,190	4,954,725	—
Equity Real Estate Investment Trusts (REITs)	4,567,048	3,680,728	886,320	—
Financial Services	8,616,968	6,209,770	2,407,198	—
Food, Beverage & Tobacco	8,381,158	6,741,106	1,640,052	—
Health Care Equipment & Services	358,120	358,120	—	—
Household & Personal Products	2,391,234	2,045,718	345,516	—
Insurance	12,433,876	5,055,854	7,378,022	—
Materials	7,586,890	1,712,578	5,874,312	—
Media & Entertainment	1,566,548	471,165	1,095,383	—
Pharmaceuticals, Biotechnology & Life Sciences	9,583,893	8,311,034	1,272,859	—
Real Estate Management & Development	101,553	—	101,553	—
Semiconductors & Semiconductor Equipment	5,429,926	5,279,097	150,829	—
Software & Services	5,880,344	2,777,824	3,102,520	—
Technology Hardware & Equipment	9,085,888	3,743,160	5,342,728	—
Telecommunication Services	3,693,859	2,989,711	704,148	—
Transportation	1,200,960	305,389	895,571	—
Utilities	13,114,953	4,804,695	8,310,258	—
Equity Linked Securities	60,121,505	—	60,121,505	—
Exchange-Traded Funds	5,623,691	5,623,691	—	—
Preferred Stocks	6,103,237	4,355,958	1,747,279	—
Short-Term Investments	5,426,283	2,980,069	2,446,214	—
Foreign Currency Contracts(2)	687,996	—	687,996	—
Futures Contracts(2)	1,029,175	1,029,175	—	—
Swaps - Credit Default(2)	357,344	—	357,344	—
Swaps - Interest Rate(2)	91,486	—	91,486	—
Swaps- Total Return(2)	118,023	—	118,023	—
Total	$602,051,085	$86,876,219	$514,002,267	$1,172,599
Liabilities
Foreign Currency Contracts(2)	$(173,998)	$—	$(173,998)	$—
Futures Contracts(2)	(3,701,771)	(3,701,771)	—	—
Swaps - Credit Default(2)	(32,785)	—	(32,785)	—
Swaps - Total Return(2)	(21,316)	—	(21,316)	—
Total	$(3,929,870)	$(3,701,771)	$(228,099)	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

55

Hartford Real Asset Fund (Consolidated)
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 1.3%
	Brazil - 0.9%
BRL 4,398,192	Brazil Notas do Tesouro Nacional 6.00%, 05/15/2035(1)	$719,760
	Mexico - 0.4%
MXN 8,276,289	Mexico Udibonos 4.00%, 11/03/2050(1)	344,738
	Total Foreign Government Obligations (cost $1,231,538)	$1,064,498
U.S. GOVERNMENT SECURITIES - 32.8%
	U.S. Treasury Securities - 32.8%
	U.S. Treasury Inflation-Indexed Bonds - 3.3%
$ 383,161	1.75%, 01/15/2028(1)	$382,246
420,293	2.00%, 01/15/2026(1)	418,950
398,042	2.38%, 01/15/2027(1)	402,127
359,214	2.50%, 01/15/2029(1)	368,831
159,611	3.38%, 04/15/2032(1)	176,083
369,789	3.63%, 04/15/2028(1)	391,181
449,987	3.88%, 04/15/2029(1)	487,978
		2,627,396
	U.S. Treasury Inflation-Indexed Notes - 29.5%
855,306	0.13%, 10/15/2025(1)	839,529
690,190	0.13%, 04/15/2026(1)	670,412
853,613	0.13%, 07/15/2026(1)	830,499
950,383	0.13%, 10/15/2026(1)	920,915
975,537	0.13%, 04/15/2027(1)	933,936
887,040	0.13%, 01/15/2030(1)	812,720
976,069	0.13%, 07/15/2030(1)	889,924
1,009,724	0.13%, 01/15/2031(1)	907,954
1,039,424	0.13%, 07/15/2031(1)	929,215
1,135,590	0.13%, 01/15/2032(1)	1,001,519
793,756	0.25%, 07/15/2029(1)	740,759
801,437	0.38%, 01/15/2027(1)	775,260
875,058	0.38%, 07/15/2027(1)	844,957
893,319	0.50%, 01/15/2028(1)	856,737
861,120	0.63%, 01/15/2026(1)	844,739
1,186,356	0.63%, 07/15/2032(1)	1,081,012
783,781	0.75%, 07/15/2028(1)	757,216
666,968	0.88%, 01/15/2029(1)	641,607
1,157,163	1.13%, 01/15/2033(1)	1,086,218
960,265	1.25%, 04/15/2028(1)	940,385
1,134,946	1.38%, 07/15/2033(1)	1,085,974
977,638	1.63%, 10/15/2027(1)	975,395
1,177,669	1.75%, 01/15/2034(1)	1,155,287
832,656	1.88%, 07/15/2034(1)	826,773
1,032,986	2.13%, 04/15/2029(1)	1,043,924
996,898	2.38%, 10/15/2028(1)	1,020,439
		23,413,305
	Total U.S. Government Securities (cost $25,756,239)	$26,040,701
COMMON STOCKS - 52.1%
	Consumer Staples Distribution & Retail - 0.1%
1,020	Andersons, Inc.	$46,308
	Energy - 15.7%
11,587	Advantage Energy Ltd.*	72,484
252,873	BP PLC	1,236,756
43,703	Cenovus Energy, Inc.	702,776
3,047	Chevron Corp.	453,455
29,242	Coterra Energy, Inc.	699,469
17,743	Eni SpA	270,282
17,983	EQT Corp.	657,099
Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.1% - (continued)
	Energy - 15.7% - (continued)
40,503	Equinor ASA	$962,440
6,163	Expand Energy Corp.	522,129
6,500	Exxon Mobil Corp.	759,070
154,778	Gazprom PJSC*(2)	—
3,038	Imperial Oil Ltd.	226,702
2,717	LUKOIL PJSC ADR*(2)	—
200	Novatek PJSC GDR*(2)	—
7,523	OMV AG	311,758
41,841	Parex Resources, Inc.	388,555
45,556	Petroleo Brasileiro SA ADR	612,728
56,028	Repsol SA	701,379
35,671	Serica Energy PLC	65,704
29,413	Shell PLC ADR	1,986,848
16,900	Surgutneftegas PJSC ADR*(2)	—
26,793	TotalEnergies SE	1,681,412
1,149	Valero Energy Corp.	149,094
		12,460,140
	Equity Real Estate Investment Trusts (REITs) - 11.6%
4,505	American Assets Trust, Inc. REIT	121,410
3,511	Camden Property Trust REIT	406,539
7,659	Centerspace REIT	533,526
7,658	Charter Hall Group REIT	75,568
4,672	Crown Castle, Inc. REIT	502,193
9,128	DiamondRock Hospitality Co. REIT	78,227
45,127	Empire State Realty Trust, Inc. Class A, REIT	478,346
502	Equinix, Inc. REIT	455,856
1,894	Essex Property Trust, Inc. REIT	537,631
70,082	Fibra Uno Administracion SA de CV REIT	80,731
1,774	Gaming & Leisure Properties, Inc. REIT	89,037
38,240	Host Hotels & Resorts, Inc. REIT	659,258
12,809	Independence Realty Trust, Inc. REIT	251,313
12,810	Klepierre SA REIT	409,556
59,756	Land Securities Group PLC REIT	464,106
15,756	Mercialys SA REIT	185,897
260	Nippon Building Fund, Inc. REIT	223,312
11,315	Omega Healthcare Investors, Inc. REIT	480,548
192	Orix JREIT, Inc. REIT	198,198
4,679	Ryman Hospitality Properties, Inc. REIT	500,887
20,725	Sabra Health Care, Inc. REIT	402,065
804	Sekisui House, Inc. REIT	382,296
12,006	UDR, Inc. REIT	506,533
5,322	Unibail-Rodamco-Westfield REIT*	435,192
5,049	Wereldhave NV REIT	77,816
26,252	Workspace Group PLC REIT	187,194
8,249	WP Carey, Inc. REIT	459,634
		9,182,869
	Food, Beverage & Tobacco - 2.4%
17,442	Archer-Daniels-Midland Co.	962,973
5,466	Bunge Global SA	459,253
2,013	Ingredion, Inc.	267,246
64,320	SLC Agricola SA	189,258
		1,878,730
	Materials - 14.7%
7,801	Agnico Eagle Mines Ltd.	673,148
211	Alpha Metallurgical Resources, Inc.	43,951
63,533	Alrosa PJSC*(2)	—
7,724	Anglo American Platinum Ltd.	303,610
6,966	Anglo American PLC	215,949
10,684	ArcelorMittal SA	264,261
32,523	Barrick Gold Corp.	628,573
3,722	BHP Group Ltd. Class DI	103,282
1,614	BlueScope Steel Ltd.	21,447
The accompanying notes are an integral part of these financial statements.

56

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.1% - (continued)
	Materials - 14.7% - (continued)
6,118	CF Industries Holdings, Inc.	$503,083
6,968	Corteva, Inc.	424,491
34,325	Dundee Precious Metals, Inc.	349,080
14,696	Endeavour Mining PLC	325,405
71,143	Equinox Gold Corp.*	393,436
1,549	Eramet SA	91,539
176,806	Ferrexpo PLC*	147,049
13,251	FMC Corp.	861,183
39,721	Fortescue Ltd.	497,420
1,309	Franco-Nevada Corp.	173,756
53,060	Glencore PLC*	278,281
187,835	Gold Road Resources Ltd.	244,988
15,858	Kumba Iron Ore Ltd.	298,631
42,947	Lundin Mining Corp.	417,641
1,301	MMC Norilsk Nickel PJSC ADR*(2)	—
12,219	Mosaic Co.	326,980
2,690	Nucor Corp.	381,550
17,274	Nutrien Ltd.	823,658
168,788	Perseus Mining Ltd.	315,572
183,512	Resolute Mining Ltd.*	98,122
8,085	Rio Tinto PLC	522,517
220,651	Sibanye Stillwater Ltd.*	257,246
2,281	Steel Dynamics, Inc.	297,671
66,444	Vale SA ADR	710,951
2,800	Warrior Met Coal, Inc.	176,764
17,790	Yara International ASA	534,984
		11,706,219
	Real Estate Management & Development - 2.5%
481,905	China Jinmao Holdings Group Ltd.	74,812
71,552	China Overseas Land & Investment Ltd.	136,723
90,597	CK Asset Holdings Ltd.	370,357
24,668	Mitsubishi Estate Co. Ltd.	364,791
26,405	Mitsui Fudosan Co. Ltd.	225,297
10,347	Pandox AB	179,854
17,833	Savills PLC	246,964
10,882	TAG Immobilien AG*	180,900
11,714	Tokyu Fudosan Holdings Corp.	73,100
138,340	Yuexiu Property Co. Ltd.	114,448
		1,967,246
	Telecommunication Services - 0.2%
2,951	SK Telecom Co. Ltd.	121,107
8,534	Telefonica Brasil SA	77,709
		198,816
	Transportation - 0.1%
1,125	Canadian National Railway Co.	121,481
	Utilities - 4.8%
47,411	E.ON SE	639,815
125,974	Enel SpA	955,396
46,155	Engie SA	773,627
26,536	Iberdrola SA	394,180
7,206	Kansai Electric Power Co., Inc.	115,563
17,905	RWE AG	580,294
10,126	Veolia Environnement SA	321,497
		3,780,372
	Total Common Stocks (cost $39,823,211)	$41,342,181
Shares or Principal Amount			Market Value†
CLOSED END FUNDS - 0.4%
	Investment Company Securities - 0.4%
17,000	Sprott Physical Uranium Trust*		$313,664
	Total Closed End Funds (cost $335,242)		$313,664
EXCHANGE-TRADED FUNDS - 0.5%
	Other Investment Pools & Funds - 0.5%
5,002	iShares MSCI Global Metals & Mining Producers ETF (3)		$200,780
2,587	VanEck Agribusiness ETF (3)		185,152
	Total Exchange-Traded Funds (cost $397,542)		$385,932
	Total Long-Term Investments (cost $67,543,772)		$69,146,976
SHORT-TERM INVESTMENTS - 10.1%
	Other Investment Pools & Funds - 9.9%
7,851,530	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(4)		$7,851,530
	Securities Lending Collateral - 0.2%
34,942	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(4)		34,942
116,475	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(4)		116,475
34,943	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(4)		34,943
34,942	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(4)		34,942
			221,302
	Total Short-Term Investments (cost $8,072,832)		$8,072,832
	Total Investments (cost $75,616,604)	97.2%	$77,219,808
	Other Assets and Liabilities	2.8%	2,189,906
	Net Assets	100.0%	$79,409,714
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Cayman Real Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related
The accompanying notes are an integral part of these financial statements.

57

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
October 31, 2024

instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of October 31, 2024, the Fund invested 20.9% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	2	03/31/2025	$143,840	$(8,384)
Brent Crude Oil Future	5	10/31/2025	354,700	(18,020)
California Carbon Allowance Vintage Future	5	12/24/2025	200,450	14,594
Chicago Ethanol Platts Swap Futures	3	12/31/2024	196,245	3,753
Corn Future	3	12/13/2024	61,613	128
Corn Future	1	03/14/2025	21,300	997
Cotton No. 2 Future	9	12/06/2024	313,065	(7,559)
Cotton No. 2 Future	20	03/07/2025	718,300	4,665
Crude Palm Oil Future	5	03/14/2025	130,167	9,862
Gas Oil Future	3	03/12/2025	200,100	3,469
Gasoline RBOB Future	1	12/31/2024	82,055	(271)
Gasoline RBOB Future	7	02/28/2025	580,385	25,958
Gold 100oz Future	4	04/28/2025	1,117,800	43,989
Lean Hogs Future	1	12/13/2024	33,520	4,487
LME Copper Future	15	12/16/2024	3,544,316	(112,224)
LME Copper Future	7	03/17/2025	1,674,225	94,265
LME Lead Future	1	11/18/2024	49,754	(2,224)
LME Nickel Future	14	11/18/2024	1,302,642	(228,752)
LME Nickel Future	10	01/13/2025	940,228	(92,369)
LME Nickel Future	8	03/17/2025	760,300	(19,754)
LME Primary Aluminum Future	4	11/18/2024	260,118	5,688
LME Primary Aluminum Future	3	01/13/2025	196,015	3,432
LME Zinc Future	10	11/18/2024	758,557	19,577
LME Zinc Future	4	01/13/2025	303,041	(4,187)
LME Zinc Future	1	03/17/2025	75,750	(1,890)
Natural Gas Future	2	12/27/2024	59,360	(2,625)
Natural Gas Future	57	09/26/2025	1,785,810	(85,932)
Natural Gas Future	3	10/29/2025	102,510	(27,283)
Natural Gas Future	3	11/25/2025	115,170	(14,623)
NY Harbor ULSD Future	1	12/31/2024	94,151	(3,447)
NY Harbor ULSD Future	2	02/28/2025	187,505	8,900
Palladium Future	1	03/27/2025	112,180	7,827
Platinum Future	6	04/28/2025	302,640	5,161
SGX Iron ORE Future	75	12/31/2024	777,600	10,036
Silver Future	1	03/27/2025	166,195	8,967
Soybean Future	4	01/14/2025	198,900	(3,150)
Soybean Meal Future	5	01/14/2025	150,650	(6,046)
Soybean Meal Future	25	03/14/2025	760,000	(55,341)
Soybean Oil Future	27	03/14/2025	731,430	68,560
Wheat Future	4	03/10/2025	49,873	(2,266)
World Sugar No. 11 Future	4	02/28/2025	101,875	13,382
Total				$(338,650)
Short position contracts:
Brent Crude Oil Future	(7)	11/29/2024	$(509,670)	$1,556
Cocoa Future	(4)	12/13/2024	(293,360)	(1,203)
Coffee 'C' Future	(1)	12/18/2024	(92,212)	5,753
Copper Future	(1)	12/27/2024	(108,500)	(6,565)
Gas Oil Future	(1)	01/10/2025	(66,700)	(1,127)
The accompanying notes are an integral part of these financial statements.

58

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
October 31, 2024

Futures Contracts Outstanding at October 31, 2024 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
KC Hard Red Winter Wheat Future	(6)	12/13/2024	$(170,775)	$5,544
LME Copper Future	(14)	12/16/2024	(3,308,028)	(35,732)
LME Copper Future	(1)	03/17/2025	(239,175)	(5,043)
LME Lead Future	(1)	11/18/2024	(49,754)	3,607
LME Nickel Future	(14)	11/18/2024	(1,302,642)	166,013
LME Nickel Future	(10)	01/13/2025	(940,228)	33,634
LME Nickel Future	(6)	03/17/2025	(570,225)	35,275
LME Primary Aluminum Future	(4)	11/18/2024	(260,118)	(11,560)
LME Primary Aluminum Future	(1)	01/13/2025	(65,339)	(228)
LME Zinc Future	(10)	11/18/2024	(758,557)	(6,772)
TTF Gas 1st Line Future	(1)	09/29/2025	(126,150)	25,645
TTF Gas 1st Line Future	(1)	10/30/2025	(126,840)	24,955
TTF Gas 1st Line Future	(1)	11/27/2025	(127,670)	24,125
Wheat Future	(20)	12/10/2024	(237,129)	3,572
Wheat Future	(7)	12/13/2024	(199,675)	1,440
WTI Crude Oil Future	(1)	12/19/2024	(68,810)	338
Total				$263,227
Total futures contracts				$(75,423)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Foreign Government Obligations	$1,064,498	$—	$1,064,498	$—
U.S. Government Securities	26,040,701	—	26,040,701	—
Common Stocks
Consumer Staples Distribution & Retail	46,308	46,308	—	—
Energy	12,460,140	7,230,409	5,229,731	—
Equity Real Estate Investment Trusts (REITs)	9,182,869	6,954,240	2,228,629	—
Food, Beverage & Tobacco	1,878,730	1,878,730	—	—
Materials	11,706,219	8,595,267	3,110,952	—
Real Estate Management & Development	1,967,246	426,818	1,540,428	—
Telecommunication Services	198,816	77,709	121,107	—
Transportation	121,481	121,481	—	—
Utilities	3,780,372	—	3,780,372	—
Closed End Funds	313,664	313,664	—	—
Exchange-Traded Funds	385,932	385,932	—	—
Short-Term Investments	8,072,832	8,072,832	—	—
Futures Contracts(2)	689,154	689,154	—	—
Total	$77,908,962	$34,792,544	$43,116,418	$—
Liabilities
Futures Contracts(2)	$(764,577)	$(764,577)	$—	$—
Total	$(764,577)	$(764,577)	$—	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

59

Hartford Multi-Strategy Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NWM	NatWest Markets Plc
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International
Currency Abbreviations:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japan Yen
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norway Krone
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
RON	Romania New Leu
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CAC	Cotation Assistee en Continu
CDX.EM	Credit Derivatives Emerging Markets
CMBX.NA	Markit Commercial Mortgage-Backed North American
CMT	Constant Maturity Treasury Index
DAX	Deutscher Aktien Index
FTSE	Financial Times and Stock Exchange
IBEX	Spanish Stock Index
ICE	Intercontinental Exchange, Inc.
ITRAXX-XOVER	iTraxx Europe Crossover
OMXS30	OMX Stockholm 30 Index
S&P	Standard & Poor's
SGX	Singapore Exchange
SPI	Share Price Index
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
Municipal Abbreviations:
Auth	Authority
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
ASA	Allmennaksjeselskap
CDI	Chess Depositary Interest
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
JSC	Joint Stock Company
KC	Kansas City
LME	London Metal Exchange
MSCI	Morgan Stanley Capital International
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor's Depositary Receipt
Tbk	Terbuka
TTF	Title Transfer Facility
ULSD	Ultra-Low Sulfur Diesel
WTI	West Texas Intermediate

60

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities
October 31, 2024

	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund	The Hartford Growth Allocation Fund
Assets:
Investments in securities, at market value(1)	$11,990,366,336	$3,145,353	$319,437	$1,143,057
Repurchase agreements	88,820,503	—	—	—
Investments in affiliated investment companies, at market value	—	1,399,363,441	152,543,596	540,294,132
Cash	356,511,608	—	—	—
Cash collateral held for securities on loan	1,876,818	—	—	—
Foreign currency	293,981	—	—	—
Unrealized appreciation on foreign currency contracts	1,644,988	—	—	—
Receivables:
From affiliates	—	—	113	—
Investment securities sold	9,584,287	681,336	95,031	347,586
Fund shares sold	11,519,493	154,403	16,286	87,886
Dividends and interest	85,867,368	1,729,201	133,718	101,687
Securities lending income	61,267	—	—	—
Variation margin on futures contracts	100,008	—	—	—
Variation margin on centrally cleared swap contracts	66,989	—	—	—
Tax reclaims	3,825,833	—	48,788	—
Other assets	163,337	51,290	56,349	43,451
Total assets	12,550,702,816	1,405,125,024	153,213,318	542,017,799
Liabilities:
Due to custodian	—	—	1,615	—
Unrealized depreciation on foreign currency contracts	328,575	—	—	—
Obligation to return securities lending collateral	37,536,356	—	—	—
Payables:
Investment securities purchased	88,699,915	—	—	—
Fund shares redeemed	9,911,006	796,849	111,316	430,602
Investment management fees	5,627,870	—	20,969	46,628
Transfer agent fees	1,378,736	216,724	32,898	115,752
Accounting services fees	475,280	57,822	8,033	25,373
Chief Compliance Officer fees	6,729	755	84	288
Board of Directors' fees	30,438	3,325	281	1,229
Foreign taxes	3,988	—	—	—
Distribution fees	265,840	40,693	6,867	15,872
Accrued expenses	340,778	51,679	43,929	37,368
Total liabilities	144,605,511	1,167,847	225,992	673,112
Net assets	$12,406,097,305	$1,403,957,177	$152,987,326	$541,344,687
Summary of Net Assets:
Capital stock and paid-in-capital	$11,050,449,472	$1,179,750,581	$172,260,660	$405,933,172
Distributable earnings (loss)	1,355,647,833	224,206,596	(19,273,334)	135,411,515
Net assets	$12,406,097,305	$1,403,957,177	$152,987,326	$541,344,687
Shares authorized	1,990,000,000	850,000,000	400,000,000	400,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010
Class A:Net asset value per share	$14.99	$10.31	$11.31	$14.90
Maximum offering price per share	15.86	10.91	11.97	15.77
Shares outstanding	298,385,704	121,484,809	11,544,947	33,682,383
Net Assets	$4,473,995,993	$1,252,057,375	$130,602,801	$501,816,653
Class C:Net asset value per share	$14.72	$10.23	$11.19	$14.81
Shares outstanding	82,892,971	4,809,166	691,282	958,965
Net Assets	$1,220,237,146	$49,189,277	$7,735,976	$14,200,343
Class I:Net asset value per share	$15.00	$10.33	$11.34	$14.80
Shares outstanding	244,869,793	8,236,229	780,577	826,106
Net Assets	$3,672,807,553	$85,087,379	$8,850,552	$12,230,140
Class R3:Net asset value per share	$15.07	$10.25	$11.28	$14.43
Shares outstanding	8,240,166	1,009,749	169,715	394,633
Net Assets	$124,183,836	$10,346,811	$1,914,376	$5,694,229
The accompanying notes are an integral part of these financial statements.

61

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2024

	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund	The Hartford Growth Allocation Fund
Class R4:Net asset value per share	$15.08	$10.26	$11.27	$14.82
Shares outstanding	3,951,242	353,585	65,242	145,612
Net Assets	$59,591,308	$3,626,878	$735,592	$2,158,396
Class R5:Net asset value per share	$15.10	$10.10	$11.32	$14.94
Shares outstanding	2,577,926	160,931	133,403	283,815
Net Assets	$38,932,059	$1,624,999	$1,510,385	$4,240,476
Class R6:Net asset value per share	$15.21	$—	$—	$—
Shares outstanding	16,559,033	—	—	—
Net Assets	$251,895,457	$—	$—	$—
Class Y:Net asset value per share	$15.22	$—	$11.34	$—
Shares outstanding	3,218,864	—	118,648	—
Net Assets	$48,982,921	$—	$1,345,313	$—
Class F:Net asset value per share	$15.01	$10.33	$11.35	$14.83
Shares outstanding	167,613,038	196,009	25,752	67,748
Net Assets	$2,515,471,032	$2,024,458	$292,331	$1,004,450
Cost of investments	$11,129,537,207	$3,145,353	$319,437	$1,143,057
Cost of investments in affiliated investments	$—	$1,159,714,871	$148,230,017	$416,132,509
Cost of foreign currency	$295,023	$—	$—	$—
(1) Includes Investment in securities on loan, at market value	$35,883,350	$—	$—	$—
The accompanying notes are an integral part of these financial statements.

62

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2024

	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)
Assets:
Investments in securities, at market value(1)	$669,254	$597,320,847	$77,219,808
Repurchase agreements	—	2,446,214	—
Investments in affiliated investment companies, at market value	316,835,769	—	—
Cash	—	17,226,348	508,636
Cash collateral due from broker on futures contracts	—	—	1,631,000
Cash collateral held for securities on loan	—	156,846	11,648
Foreign currency	—	2,169,560	72,541
Unrealized appreciation on OTC swap contracts	—	152,387	—
Unrealized appreciation on foreign currency contracts	—	687,996	—
Receivables:
From affiliates	—	—	12,510
Investment securities sold	—	1,191,419	443,938
Fund shares sold	70,424	40,744	86,438
Dividends and interest	136,200	4,431,450	162,698
Securities lending income	—	2,969	343
Tax reclaims	—	371,736	60,516
Other assets	42,494	50,155	41,795
Total assets	317,754,141	626,248,671	80,251,871
Liabilities:
Unrealized depreciation on foreign currency contracts	—	173,998	—
Obligation to return securities lending collateral	—	3,136,915	232,950
Unrealized depreciation on OTC swap contracts	—	21,316	—
Cash collateral due to broker on swap contracts	—	120,000	—
Unfunded loan commitments	—	41,741	—
Payables:
Investment securities purchased	38,889	33,893,993	189,121
Fund shares redeemed	31,535	391,546	73,996
Investment management fees	27,468	295,140	55,395
Transfer agent fees	62,972	125,597	14,593
Accounting services fees	16,265	28,737	4,603
Chief Compliance Officer fees	171	320	46
Board of Directors' fees	741	1,460	228
Variation margin on futures contracts	—	513,968	221,667
Variation margin on centrally cleared swap contracts	—	38,304	—
Foreign taxes	—	32	—
Distribution fees	9,179	14,787	739
OTC swap contracts premiums received	—	757,056	—
Accrued expenses	31,507	83,277	48,819
Total liabilities	218,727	39,638,187	842,157
Net assets	$317,535,414	$586,610,484	$79,409,714
Summary of Net Assets:
Capital stock and paid-in-capital	$265,423,326	$598,274,220	$177,591,544
Distributable earnings (loss)	52,112,088	(11,663,736)	(98,181,830)
Net assets	$317,535,414	$586,610,484	$79,409,714
Shares authorized	400,000,000	845,000,000	710,000,000
Par value	$0.0010	$0.0010	$0.0010
Class A:Net asset value per share	$12.97	$19.24	$8.88
Maximum offering price per share	13.72	20.36	9.40
Shares outstanding	21,488,822	23,988,485	2,659,788
Net Assets	$278,691,687	$461,474,586	$23,625,427
Class C:Net asset value per share	$12.87	$19.39	$8.60
Shares outstanding	561,703	959,544	77,605
Net Assets	$7,229,942	$18,603,422	$667,458
Class I:Net asset value per share	$13.04	$19.18	$8.90
Shares outstanding	619,775	2,424,342	1,448,944
Net Assets	$8,084,015	$46,490,113	$12,902,638
The accompanying notes are an integral part of these financial statements.

63

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2024

	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)
Class R3:Net asset value per share	$12.73	$19.62	$8.93
Shares outstanding	794,062	30,763	18,522
Net Assets	$10,105,932	$603,598	$165,343
Class R4:Net asset value per share	$13.00	$19.65	$8.93
Shares outstanding	236,839	28,766	2,750
Net Assets	$3,078,544	$565,252	$24,567
Class R5:Net asset value per share	$13.06	$19.62	$8.83
Shares outstanding	726,564	4,436	5,812
Net Assets	$9,485,294	$87,035	$51,324
Class R6:Net asset value per share	$—	$19.61	$8.90
Shares outstanding	—	9,143	5,239
Net Assets	$—	$179,304	$46,640
Class Y:Net asset value per share	$—	$19.63	$8.91
Shares outstanding	—	136,054	3,516,970
Net Assets	$—	$2,671,137	$31,319,055
Class F:Net asset value per share	$13.05	$19.15	$8.91
Shares outstanding	65,907	2,920,196	1,190,472
Net Assets	$860,000	$55,936,037	$10,607,262
Cost of investments	$669,254	$598,905,420	$75,616,604
Cost of investments in affiliated investments	$264,771,826	$—	$—
Cost of foreign currency	$—	$2,165,428	$83,627
(1) Includes Investment in securities on loan, at market value	$—	$3,175,993	$224,821
The accompanying notes are an integral part of these financial statements.

64

Hartford Multi-Strategy Funds
 Statements of Operations
For the Year Ended October 31, 2024

	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund	The Hartford Growth Allocation Fund
Investment Income:
Dividends	$178,526,942	$—	$—	$—
Dividends from affiliated investment companies	—	32,196,136	3,303,621	10,613,964
Interest	376,498,721	195,072	34,828	62,652
Securities lending — net	564,596	—	—	—
Less: Foreign tax withheld	(2,444,575)	—	—	—
Total investment income, net	553,145,684	32,391,208	3,338,449	10,676,616
Expenses:
Investment management fees	66,230,375	—	93,231	529,226
Transfer agent fees
Class A	3,317,961	1,104,723	96,499	649,452
Class C	1,202,720	66,017	7,736	34,744
Class I	3,265,942	93,024	2,575	11,538
Class R3	279,975	21,291	3,173	13,574
Class R4	94,920	5,554	953	3,510
Class R5	40,351	1,445	1,572	4,430
Class R6	11,164	—	—	—
Class Y	54,929	—	—	—
Class F	33,858	173	6	33
Distribution fees
Class A	10,709,498	3,082,602	212,805	1,227,655
Class C	14,164,053	540,274	46,674	155,936
Class R3	639,904	49,512	7,252	30,980
Class R4	153,651	8,718	1,419	5,269
Custodian fees	156,916	2,008	733	1,142
Registration and filing fees	245,230	109,656	94,153	99,043
Accounting services fees	1,842,227	221,042	19,152	96,430
Board of Directors' fees	303,522	34,124	2,331	13,045
Chief Compliance Officer fees	25,867	2,908	199	1,122
Audit and tax fees	46,373	24,068	24,064	24,065
Other expenses	1,050,196	135,211	25,669	69,382
Total expenses (before waivers, reimbursements and fees paid indirectly)	103,869,632	5,502,350	640,196	2,970,576
Expense waivers	—	—	(380)	—
Transfer agent fee waivers	(85,372)	—	—	—
Distribution fee reimbursements	(24,588)	(14,120)	(3,843)	(24,498)
Commission recapture	(47,686)	—	—	—
Total waivers, reimbursements and fees paid indirectly	(157,646)	(14,120)	(4,223)	(24,498)
Total expenses	103,711,986	5,488,230	635,973	2,946,078
Net Investment Income (Loss)	449,433,698	26,902,978	2,702,476	7,730,538
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Capital gain distributions received from affiliated investment companies	—	1,568,392	401,100	4,641,275
Investments	419,143,360	—	—	—
Less: Foreign taxes paid on realized capital gains	(9,149)	—	—	—
Investments in affiliated investment companies	—	17,372,329	1,431,121	7,251,921
Futures contracts	7,316,612	—	—	—
Swap contracts	(1,062,612)	—	—	—
Foreign currency contracts	(254,365)	—	—	—
Other foreign currency transactions	269,716	—	—	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	425,403,562	18,940,721	1,832,221	11,893,196
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	1,325,993,387	—	—	—
Investments in affiliated investment companies	—	252,353,843	10,701,287	107,527,602
Futures contracts	6,846,259	—	—	—
Swap contracts	(431,921)	—	—	—
Foreign currency contracts	1,109,548	—	—	—
Translation of other assets and liabilities in foreign currencies	135,721	—	594	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	1,333,652,994	252,353,843	10,701,881	107,527,602
The accompanying notes are an integral part of these financial statements.

65

Hartford Multi-Strategy Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2024

	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund	The Hartford Growth Allocation Fund
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,759,056,556	271,294,564	12,534,102	119,420,798
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,208,490,254	$298,197,542	$15,236,578	$127,151,336
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$(3,988)	$—	$—	$—
The accompanying notes are an integral part of these financial statements.

66

Hartford Multi-Strategy Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2024

	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)
Investment Income:
Dividends	$—	$10,244,387	$2,126,293
Dividends from affiliated investment companies	8,435,880	—	—
Interest	42,370	23,573,494	2,343,542
Securities lending — net	—	33,513	5,114
Less: Foreign tax withheld	—	(494,509)	(121,054)
Total investment income, net	8,478,250	33,356,885	4,353,895
Expenses:
Investment management fees	314,674	3,512,866	898,287
Transfer agent fees
Class A	328,931	695,970	35,000
Class C	15,603	29,799	2,264
Class I	7,618	49,334	21,528
Class R3	21,233	1,525	338
Class R4	4,442	942	41
Class R5	8,340	113	171
Class R6	—	8	1
Class Y	—	3,487	41,325
Class F	24	1,226	507
Distribution fees
Class A	691,599	1,173,398	62,425
Class C	78,046	219,262	12,704
Class R3	53,543	3,465	768
Class R4	7,034	1,385	61
Custodian fees	941	22,197	21,590
Registration and filing fees	99,549	122,936	117,113
Accounting services fees	62,935	112,637	22,266
Board of Directors' fees	7,688	14,613	2,381
Chief Compliance Officer fees	661	1,233	180
Audit and tax fees	24,065	65,207	49,236
Other expenses	45,069	102,512	33,574
Total expenses (before waivers, reimbursements and fees paid indirectly)	1,771,995	6,134,115	1,321,760
Expense waivers	—	—	(192,433)
Management fee waivers	—	—	(97,544)
Distribution fee reimbursements	(14,027)	(27,283)	(217)
Commission recapture	—	—	(852)
Total waivers, reimbursements and fees paid indirectly	(14,027)	(27,283)	(291,046)
Total expenses	1,757,968	6,106,832	1,030,714
Net Investment Income (Loss)	6,720,282	27,250,053	3,323,181
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Capital gain distributions received from affiliated investment companies	2,094,512	—	—
Investments	—	31,149,623	10,615,318
Less: Foreign taxes paid on realized capital gains	—	(188,459)	(2,371)
Investments in affiliated investment companies	2,980,599	—	—
Purchased options contracts	—	(1,491,652)	—
Futures contracts	—	(8,728)	(500,923)
Swap contracts	—	1,258,712	—
Foreign currency contracts	—	(1,344,712)	(44,388)
Other foreign currency transactions	—	(820,282)	(11,820)
Cash contribution from sub-adviser(1)	—	423,638	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	5,075,111	28,978,140	10,055,816
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	—	32,033,178	(4,093,415)
Investments in affiliated investment companies	52,953,029	—	—
Futures contracts	—	(168,225)	212,421
Swap contracts	—	512,752	—
Foreign currency contracts	—	465,473	18,885
Translation of other assets and liabilities in foreign currencies	—	(13,546)	110
The accompanying notes are an integral part of these financial statements.

67

Hartford Multi-Strategy Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2024

	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	52,953,029	32,829,632	(3,861,999)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	58,028,140	61,807,772	6,193,817
Net Increase (Decrease) in Net Assets Resulting from Operations	$64,748,422	$89,057,825	$9,516,998
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$16,766	$449

(1)	See Note 7 in the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

68

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets

	The Hartford Balanced Income Fund		The Hartford Checks and Balances Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$449,433,698	$444,965,708	$26,902,978	$21,760,747
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	425,403,562	(58,627,100)	18,940,721	31,963,411
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	1,333,652,994	(195,846,164)	252,353,843	(11,426,582)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,208,490,254	190,492,444	298,197,542	42,297,576
Distributions to Shareholders:
Class A	(151,328,469)	(270,472,152)	(57,129,328)	(98,430,446)
Class C	(39,599,363)	(111,873,790)	(2,242,117)	(5,462,517)
Class I	(142,246,705)	(281,893,198)	(4,265,047)	(6,338,320)
Class R3	(3,995,599)	(7,917,555)	(420,350)	(722,607)
Class R4	(2,102,741)	(4,436,758)	(158,815)	(255,846)
Class R5	(1,437,248)	(2,631,325)	(70,663)	(50,908)
Class R6	(10,506,552)	(17,407,886)	—	—
Class Y	(1,846,443)	(4,946,423)	—	—
Class F	(96,361,120)	(169,674,861)	(280,517)	(334,252)
Total distributions	(449,424,240)	(871,253,948)	(64,566,837)	(111,594,896)
Capital Share Transactions:
Sold	1,824,139,010	2,008,657,034	94,975,029	104,001,157
Issued on reinvestment of distributions	426,168,287	822,182,649	64,190,804	110,888,334
Redeemed	(3,669,235,095)	(3,612,667,453)	(247,548,076)	(255,436,359)
Net increase (decrease) from capital share transactions	(1,418,927,798)	(781,827,770)	(88,382,243)	(40,546,868)
Net Increase (Decrease) in Net Assets	340,138,216	(1,462,589,274)	145,248,462	(109,844,188)
Net Assets:
Beginning of period	12,065,959,089	13,528,548,363	1,258,708,715	1,368,552,903
End of period	$12,406,097,305	$12,065,959,089	$1,403,957,177	$1,258,708,715
The accompanying notes are an integral part of these financial statements.

69

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Conservative Allocation Fund		The Hartford Growth Allocation Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$2,702,476	$2,233,442	$7,730,538	$7,296,325
Net realized gain (loss) on investments	1,832,221	(2,213,456)	11,893,196	(3,684,027)
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	10,701,881	3,339,204	107,527,602	21,899,538
Net Increase (Decrease) in Net Assets Resulting from Operations	15,236,578	3,359,190	127,151,336	25,511,836
Distributions to Shareholders:
Class A	(2,116,771)	(2,301,782)	(7,399,554)	(28,629,289)
Class C	(88,078)	(110,464)	(109,166)	(1,014,204)
Class I	(57,747)	(55,709)	(184,325)	(605,522)
Class R3	(30,305)	(36,013)	(83,396)	(352,337)
Class R4	(13,898)	(13,824)	(30,745)	(132,871)
Class R5	(39,128)	(34,494)	(68,801)	(245,764)
Class F	(4,426)	(4,049)	(14,073)	(38,464)
Total distributions	(2,350,353)	(2,556,335)	(7,890,060)	(31,018,451)
Capital Share Transactions:
Sold	7,577,012	7,413,021	22,890,410	20,787,259
Issued in reorganization	59,006,128	—	—	—
Issued on reinvestment of distributions	2,319,643	2,523,847	7,784,162	30,615,299
Redeemed	(19,214,088)	(23,956,474)	(78,680,770)	(66,132,163)
Net increase (decrease) from capital share transactions	49,688,695	(14,019,606)	(48,006,198)	(14,729,605)
Net Increase (Decrease) in Net Assets	62,574,920	(13,216,751)	71,255,078	(20,236,220)
Net Assets:
Beginning of period	90,412,406	103,629,157	470,089,609	490,325,829
End of period	$152,987,326	$90,412,406	$541,344,687	$470,089,609
The accompanying notes are an integral part of these financial statements.

70

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Moderate Allocation Fund		Hartford Multi-Asset Income Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$6,720,282	$5,823,928	$27,250,053	$25,854,755
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	5,075,111	(5,764,024)	28,978,140	(17,694,665)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	52,953,029	14,247,298	32,829,632	25,904,494
Net Increase (Decrease) in Net Assets Resulting from Operations	64,748,422	14,307,202	89,057,825	34,064,584
Distributions to Shareholders:
Class A	(5,654,928)	(13,262,953)	(19,772,909)	(24,707,828)
Class C	(107,307)	(384,244)	(710,231)	(1,304,496)
Class I	(178,749)	(414,093)	(2,198,411)	(3,185,818)
Class R3	(174,900)	(529,029)	(26,118)	(28,828)
Class R4	(54,560)	(118,606)	(22,860)	(35,500)
Class R5	(177,704)	(320,496)	(4,138)	(5,257)
Class R6	—	—	(9,354)	(16,995)
Class Y	—	—	(137,188)	(224,861)
Class F	(14,224)	(25,460)	(2,692,301)	(3,466,917)
From return of capital:
Class A	—	—	—	(767,971)
Class C	—	—	—	(40,546)
Class I	—	—	—	(99,022)
Class R3	—	—	—	(896)
Class R4	—	—	—	(1,104)
Class R5	—	—	—	(163)
Class R6	—	—	—	(528)
Class Y	—	—	—	(6,989)
Class F	—	—	—	(107,759)
Total distributions	(6,362,372)	(15,054,881)	(25,573,510)	(34,001,478)
Capital Share Transactions:
Sold	18,961,200	17,275,221	29,903,412	47,393,568
Issued on reinvestment of distributions	6,293,478	14,886,745	25,236,777	33,514,058
Redeemed	(52,640,090)	(60,905,215)	(118,127,228)	(141,778,041)
Net increase (decrease) from capital share transactions	(27,385,412)	(28,743,249)	(62,987,039)	(60,870,415)
Net Increase (Decrease) in Net Assets	31,000,638	(29,490,928)	497,276	(60,807,309)
Net Assets:
Beginning of period	286,534,776	316,025,704	586,113,208	646,920,517
End of period	$317,535,414	$286,534,776	$586,610,484	$586,113,208
The accompanying notes are an integral part of these financial statements.

71

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Real Asset Fund (Consolidated)
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$3,323,181	$4,501,266
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	10,055,816	4,677,376
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(3,861,999)	2,349,958
Net Increase (Decrease) in Net Assets Resulting from Operations	9,516,998	11,528,600
Distributions to Shareholders:
Class A	(1,007,990)	(1,497,520)
Class C	(55,270)	(130,465)
Class I	(1,070,766)	(2,295,986)
Class R3	(5,469)	(5,159)
Class R4	(931)	(1,013)
Class R5	(13,587)	(13,008)
Class R6	(805)	(443)
Class Y	(1,876,040)	(2,223,545)
Class F	(744,150)	(1,582,877)
Total distributions	(4,775,008)	(7,750,016)
Capital Share Transactions:
Sold	23,639,309	61,317,683
Issued on reinvestment of distributions	4,728,762	7,689,169
Redeemed	(73,818,795)	(105,020,907)
Net increase (decrease) from capital share transactions	(45,450,724)	(36,014,055)
Net Increase (Decrease) in Net Assets	(40,708,734)	(32,235,471)
Net Assets:
Beginning of period	120,118,448	152,353,919
End of period	$79,409,714	$120,118,448
The accompanying notes are an integral part of these financial statements.

72

Hartford Multi-Strategy Funds
Financial Highlights

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Balanced Income Fund
For the Year Ended October 31, 2024
A	$13.02	$0.51	$1.97	$2.48	$(0.51)	$—	$—	$(0.51)	$14.99	19.24%	$4,473,996	0.88%	0.88%	3.52%	61%
C	12.79	0.39	1.94	2.33	(0.40)	—	—	(0.40)	14.72	18.34	1,220,237	1.64	1.64	2.79	61
I	13.02	0.54	1.99	2.53	(0.55)	—	—	(0.55)	15.00	19.60	3,672,808	0.64	0.64	3.77	61
R3	13.08	0.46	1.99	2.45	(0.46)	—	—	(0.46)	15.07	18.85	124,184	1.28	1.27	3.14	61
R4	13.09	0.50	1.99	2.49	(0.50)	—	—	(0.50)	15.08	19.19	59,591	0.96	0.96	3.45	61
R5	13.11	0.54	1.99	2.53	(0.54)	—	—	(0.54)	15.10	19.51	38,932	0.66	0.66	3.75	61
R6	13.20	0.56	2.01	2.57	(0.56)	—	—	(0.56)	15.21	19.65	251,895	0.56	0.56	3.85	61
Y	13.21	0.55	2.00	2.55	(0.54)	—	—	(0.54)	15.22	19.51	48,983	0.67	0.67	3.74	61
F	13.03	0.56	1.98	2.54	(0.56)	—	—	(0.56)	15.01	19.68	2,515,471	0.56	0.56	3.85	61
For the Year Ended October 31, 2023
A	$13.75	$0.45	$(0.29)	$0.16	$(0.47)	$(0.42)	$—	$(0.89)	$13.02	0.94%	$3,957,111	0.87%	0.87%	3.26%	57%
C	13.51	0.34	(0.28)	0.06	(0.36)	(0.42)	—	(0.78)	12.79	0.23	1,524,593	1.63	1.63	2.50	57
I	13.75	0.49	(0.30)	0.19	(0.50)	(0.42)	—	(0.92)	13.02	1.18	3,695,164	0.63	0.63	3.50	57
R3	13.81	0.40	(0.30)	0.10	(0.41)	(0.42)	—	(0.83)	13.08	0.55	120,885	1.25	1.24	2.89	57
R4	13.82	0.44	(0.30)	0.14	(0.45)	(0.42)	—	(0.87)	13.09	0.85	58,655	0.95	0.95	3.18	57
R5	13.84	0.48	(0.29)	0.19	(0.50)	(0.42)	—	(0.92)	13.11	1.16	37,567	0.65	0.65	3.48	57
R6	13.93	0.50	(0.30)	0.20	(0.51)	(0.42)	—	(0.93)	13.20	1.25	254,986	0.55	0.55	3.58	57
Y	13.93	0.49	(0.30)	0.19	(0.49)	(0.42)	—	(0.91)	13.21	1.21	48,595	0.66	0.66	3.45	57
F	13.76	0.50	(0.30)	0.20	(0.51)	(0.42)	—	(0.93)	13.03	1.27	2,368,403	0.55	0.55	3.58	57
For the Year Ended October 31, 2022
A	$16.72	$0.37	$(2.21)	$(1.84)	$(0.37)	$(0.76)	$—	$(1.13)	$13.75	(11.62)%	$4,167,360	0.86%	0.86%	2.50%	60%
C	16.45	0.26	(2.18)	(1.92)	(0.26)	(0.76)	—	(1.02)	13.51	(12.33)	2,053,985	1.62	1.62	1.73	60
I	16.72	0.41	(2.21)	(1.80)	(0.41)	(0.76)	—	(1.17)	13.75	(11.41)	4,254,506	0.62	0.62	2.74	60
R3	16.79	0.32	(2.22)	(1.90)	(0.32)	(0.76)	—	(1.08)	13.81	(11.96)	132,616	1.24	1.23	2.12	60
R4	16.80	0.36	(2.22)	(1.86)	(0.36)	(0.76)	—	(1.12)	13.82	(11.71)	72,765	0.94	0.94	2.41	60
R5	16.82	0.41	(2.23)	(1.82)	(0.40)	(0.76)	—	(1.16)	13.84	(11.42)	38,799	0.64	0.64	2.71	60
R6	16.92	0.43	(2.24)	(1.81)	(0.42)	(0.76)	—	(1.18)	13.93	(11.32)	252,429	0.54	0.54	2.82	60
Y	16.92	0.41	(2.24)	(1.83)	(0.40)	(0.76)	—	(1.16)	13.93	(11.42)	88,076	0.64	0.64	2.70	60
F	16.73	0.42	(2.21)	(1.79)	(0.42)	(0.76)	—	(1.18)	13.76	(11.32)	2,468,012	0.54	0.54	2.83	60
For the Year Ended October 31, 2021
A	$14.53	$0.33	$2.26	$2.59	$(0.33)	$(0.07)	$—	$(0.40)	$16.72	17.97%	$4,748,602	0.86%	0.86%	2.08%	44%
C	14.29	0.21	2.22	2.43	(0.20)	(0.07)	—	(0.27)	16.45	17.16	2,859,547	1.61	1.61	1.34	44
I	14.53	0.37	2.25	2.62	(0.36)	(0.07)	—	(0.43)	16.72	18.26	4,859,868	0.61	0.61	2.33	44
R3	14.59	0.28	2.25	2.53	(0.26)	(0.07)	—	(0.33)	16.79	17.51	153,099	1.24	1.24	1.71	44
R4	14.59	0.32	2.27	2.59	(0.31)	(0.07)	—	(0.38)	16.80	17.93	93,401	0.94	0.94	2.01	44
R5	14.61	0.37	2.27	2.64	(0.36)	(0.07)	—	(0.43)	16.82	18.25	43,487	0.64	0.64	2.31	44
R6	14.70	0.39	2.28	2.67	(0.38)	(0.07)	—	(0.45)	16.92	18.33	285,749	0.54	0.54	2.40	44
Y	14.70	0.38	2.27	2.65	(0.36)	(0.07)	—	(0.43)	16.92	18.21	132,364	0.64	0.64	2.31	44
F	14.54	0.39	2.25	2.64	(0.38)	(0.07)	—	(0.45)	16.73	18.33	2,719,790	0.53	0.53	2.40	44
The accompanying notes are an integral part of these financial statements.

73

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Balanced Income Fund – (continued)
For the Year Ended October 31, 2020
A	$14.76	$0.35	$(0.10)	$0.25	$(0.35)	$(0.13)	$—	$(0.48)	$14.53	1.75%	$3,747,275	0.89%	0.89%	2.44%	63%
C	14.53	0.24	(0.11)	0.13	(0.24)	(0.13)	—	(0.37)	14.29	0.92	2,994,151	1.64	1.64	1.70	63
I	14.77	0.39	(0.12)	0.27	(0.38)	(0.13)	—	(0.51)	14.53	1.94	3,960,448	0.63	0.63	2.69	63
R3	14.82	0.31	(0.12)	0.19	(0.29)	(0.13)	—	(0.42)	14.59	1.36	154,953	1.24	1.24	2.10	63
R4	14.83	0.35	(0.12)	0.23	(0.34)	(0.13)	—	(0.47)	14.59	1.60	88,942	0.95	0.95	2.38	63
R5	14.85	0.39	(0.12)	0.27	(0.38)	(0.13)	—	(0.51)	14.61	1.90	42,220	0.66	0.66	2.67	63
R6	14.93	0.40	(0.11)	0.29	(0.39)	(0.13)	—	(0.52)	14.70	2.06	240,876	0.56	0.56	2.74	63
Y	14.93	0.39	(0.11)	0.28	(0.38)	(0.13)	—	(0.51)	14.70	1.96	154,356	0.67	0.66	2.67	63
F	14.77	0.40	(0.10)	0.30	(0.40)	(0.13)	—	(0.53)	14.54	2.08	2,131,158	0.56	0.56	2.76	63
The Hartford Checks and Balances Fund
For the Year Ended October 31, 2024
A	$8.68	$0.19	$1.89	$2.08	$(0.19)	$(0.26)	$—	$(0.45)	$10.31	24.48%	$1,252,057	0.38%	0.38%	1.95%	7%
C	8.62	0.11	1.87	1.98	(0.11)	(0.26)	—	(0.37)	10.23	23.44	49,189	1.16	1.16	1.18	7
I	8.70	0.22	1.88	2.10	(0.21)	(0.26)	—	(0.47)	10.33	24.70	85,087	0.15	0.15	2.22	7
R3	8.63	0.15	1.88	2.03	(0.15)	(0.26)	—	(0.41)	10.25	24.06	10,347	0.75	0.75	1.57	7
R4	8.64	0.18	1.88	2.06	(0.18)	(0.26)	—	(0.44)	10.26	24.40	3,627	0.45	0.45	1.88	7
R5	8.51	0.21	1.85	2.06	(0.21)	(0.26)	—	(0.47)	10.10	24.82	1,625	0.14	0.14	2.17	7
F	8.70	0.24	1.87	2.11	(0.22)	(0.26)	—	(0.48)	10.33	24.83	2,024	0.04	0.04	2.48	7
For the Year Ended October 31, 2023
A	$9.17	$0.15	$0.12	$0.27	$(0.15)	$(0.61)	$—	$(0.76)	$8.68	2.95%	$1,114,721	0.38%	0.38%	1.63%	9%
C	9.11	0.08	0.12	0.20	(0.08)	(0.61)	—	(0.69)	8.62	2.14	54,600	1.16	1.16	0.85	9
I	9.19	0.17	0.12	0.29	(0.17)	(0.61)	—	(0.78)	8.70	3.19	70,625	0.14	0.14	1.84	9
R3	9.13	0.11	0.12	0.23	(0.12)	(0.61)	—	(0.73)	8.63	2.46	8,621	0.76	0.75	1.26	9
R4	9.14	0.14	0.12	0.26	(0.15)	(0.61)	—	(0.76)	8.64	2.79	3,081	0.44	0.44	1.58	9
R5	9.01	0.16	0.12	0.28	(0.17)	(0.61)	—	(0.78)	8.51	3.12	1,225	0.16	0.16	1.85	9
F	9.18	0.19	0.12	0.31	(0.18)	(0.61)	—	(0.79)	8.70	3.41	5,835	0.04	0.04	2.08	9
For the Year Ended October 31, 2022
A	$11.34	$0.13	$(1.60)	$(1.47)	$(0.28)	$(0.42)	$—	$(0.70)	$9.17	(13.73)%	$1,204,237	0.38%	0.37%	1.25%	15%
C	11.26	0.05	(1.58)	(1.53)	(0.20)	(0.42)	—	(0.62)	9.11	(14.35)	73,444	1.15	1.15	0.46	15
I	11.36	0.15	(1.59)	(1.44)	(0.31)	(0.42)	—	(0.73)	9.19	(13.50)	75,930	0.14	0.14	1.48	15
R3	11.28	0.09	(1.57)	(1.48)	(0.25)	(0.42)	—	(0.67)	9.13	(13.94)	9,384	0.75	0.74	0.89	15
R4	11.29	0.12	(1.57)	(1.45)	(0.28)	(0.42)	—	(0.70)	9.14	(13.67)	3,055	0.44	0.44	1.18	15
R5	11.15	0.14	(1.55)	(1.41)	(0.31)	(0.42)	—	(0.73)	9.01	(13.49)	577	0.16	0.16	1.47	15
F	11.35	0.16	(1.59)	(1.43)	(0.32)	(0.42)	—	(0.74)	9.18	(13.42)	1,926	0.04	0.04	1.58	15
For the Year Ended October 31, 2021
A	$9.42	$0.11	$2.25	$2.36	$(0.18)	$(0.26)	$—	$(0.44)	$11.34	25.55%	$1,495,256	0.37%	0.37%	1.05%	8%
C	9.36	0.03	2.23	2.26	(0.10)	(0.26)	—	(0.36)	11.26	24.52	109,278	1.15	1.15	0.30	8
I	9.44	0.14	2.25	2.39	(0.21)	(0.26)	—	(0.47)	11.36	25.80	101,121	0.13	0.13	1.29	8
R3	9.38	0.07	2.23	2.30	(0.14)	(0.26)	—	(0.40)	11.28	24.94	11,046	0.75	0.75	0.68	8
R4	9.39	0.10	2.23	2.33	(0.17)	(0.26)	—	(0.43)	11.29	25.32	3,504	0.45	0.45	0.97	8
R5	9.28	0.13	2.21	2.34	(0.21)	(0.26)	—	(0.47)	11.15	25.69	669	0.15	0.15	1.25	8
F	9.43	0.15	2.25	2.40	(0.22)	(0.26)	—	(0.48)	11.35	25.93	2,533	0.04	0.04	1.39	8
The accompanying notes are an integral part of these financial statements.

74

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Checks and Balances Fund – (continued)
For the Year Ended October 31, 2020
A	$9.64	$0.14	$0.32	$0.46	$(0.22)	$(0.46)	$—	$(0.68)	$9.42	4.98%	$1,258,232	0.39%	0.39%	1.53%	14%
C	9.57	0.07	0.33	0.40	(0.15)	(0.46)	—	(0.61)	9.36	4.27	127,228	1.17	1.17	0.77	14
I	9.66	0.16	0.32	0.48	(0.24)	(0.46)	—	(0.70)	9.44	5.25	64,175	0.13	0.13	1.76	14
R3	9.60	0.11	0.32	0.43	(0.19)	(0.46)	—	(0.65)	9.38	4.62	12,010	0.75	0.75	1.22	14
R4	9.61	0.15	0.31	0.46	(0.22)	(0.46)	—	(0.68)	9.39	4.94	3,093	0.43	0.43	1.65	14
R5	9.50	0.16	0.32	0.48	(0.24)	(0.46)	—	(0.70)	9.28	5.31	369	0.16	0.16	1.71	14
F	9.66	0.16	0.32	0.48	(0.25)	(0.46)	—	(0.71)	9.43	5.23	2,083	0.05	0.05	1.77	14
The Hartford Conservative Allocation Fund
For the Year Ended October 31, 2024
A	$9.82	$0.31	$1.45	$1.76	$(0.27)	$—	$—	$(0.27)	$11.31	18.10%	$130,603	0.63%	0.63%	2.85%	29%
C	9.73	0.22	1.43	1.65	(0.19)	—	—	(0.19)	11.19	17.05	7,736	1.44	1.44	2.06	29
I	9.85	0.36	1.42	1.78	(0.29)	—	—	(0.29)	11.34	18.35	8,851	0.38	0.38	3.36	29
R3	9.81	0.27	1.44	1.71	(0.24)	—	—	(0.24)	11.28	17.61	1,914	0.99	0.98	2.45	29
R4	9.80	0.30	1.44	1.74	(0.27)	—	—	(0.27)	11.27	17.99	736	0.69	0.68	2.74	29
R5	9.84	0.33	1.46	1.79	(0.31)	—	—	(0.31)	11.32	18.38	1,510	0.38	0.38	3.03	29
Y(5)	11.41	0.02	(0.09)(6)	(0.07)	—	—	—	—	11.34	(0.61)(7)	1,345	0.16 (8)(9)	0.16 (8)(9)	10.84 (8)(9)	29
F	9.86	0.34	1.46	1.80	(0.31)	—	—	(0.31)	11.35	18.45	292	0.27	0.27	3.23	29
For the Year Ended October 31, 2023
A	$9.80	$0.23	$0.04	$0.27	$(0.21)	$(0.04)	$—	$(0.25)	$9.82	2.72%	$80,253	0.63%	0.62%	2.25%	19%
C	9.70	0.15	0.05	0.20	(0.13)	(0.04)	—	(0.17)	9.73	2.07	5,145	1.41	1.41	1.46	19
I	9.82	0.25	0.05	0.30	(0.23)	(0.04)	—	(0.27)	9.85	3.08	1,918	0.37	0.37	2.51	19
R3	9.79	0.19	0.05	0.24	(0.18)	(0.04)	—	(0.22)	9.81	2.47	1,206	0.98	0.98	1.86	19
R4	9.79	0.22	0.04	0.26	(0.21)	(0.04)	—	(0.25)	9.80	2.67	518	0.68	0.68	2.17	19
R5	9.83	0.25	0.04	0.29	(0.24)	(0.04)	—	(0.28)	9.84	2.97	1,228	0.38	0.38	2.51	19
F	9.83	0.27	0.04	0.31	(0.24)	(0.04)	—	(0.28)	9.86	3.18	144	0.27	0.27	2.62	19
For the Year Ended October 31, 2022
A	$12.14	$0.22	$(2.01)	$(1.79)	$(0.19)	$(0.36)	$—	$(0.55)	$9.80	(15.43)%	$92,732	0.60%	0.59%	2.01%	50%
C	12.04	0.13	(2.01)	(1.88)	(0.10)	(0.36)	—	(0.46)	9.70	(16.20)	5,756	1.38	1.38	1.21	50
I	12.17	0.24	(2.01)	(1.77)	(0.22)	(0.36)	—	(0.58)	9.82	(15.26)	1,726	0.34	0.34	2.27	50
R3	12.15	0.18	(2.02)	(1.84)	(0.16)	(0.36)	—	(0.52)	9.79	(15.80)	1,554	0.96	0.96	1.68	50
R4	12.15	0.21	(2.01)	(1.80)	(0.20)	(0.36)	—	(0.56)	9.79	(15.55)	532	0.66	0.66	1.92	50
R5	12.19	0.24	(2.01)	(1.77)	(0.23)	(0.36)	—	(0.59)	9.83	(15.24)	1,187	0.36	0.36	2.25	50
F	12.18	0.26	(2.02)	(1.76)	(0.23)	(0.36)	—	(0.59)	9.83	(15.17)	142	0.24	0.24	2.37	50
For the Year Ended October 31, 2021
A	$10.99	$0.11	$1.21	$1.32	$(0.17)	$—	$—	$(0.17)	$12.14	12.13%	$123,369	0.58%	0.58%	0.89%	14%
C	10.90	0.02	1.21	1.23	(0.09)	—	—	(0.09)	12.04	11.29	8,208	1.37	1.37	0.14	14
I	11.01	0.14	1.22	1.36	(0.20)	—	—	(0.20)	12.17	12.48	2,188	0.32	0.32	1.14	14
R3	11.00	0.06	1.23	1.29	(0.14)	—	—	(0.14)	12.15	11.84	2,344	0.95	0.95	0.50	14
R4	11.00	0.10	1.23	1.33	(0.18)	—	—	(0.18)	12.15	12.17	684	0.64	0.64	0.87	14
R5	11.04	0.13	1.24	1.37	(0.22)	—	—	(0.22)	12.19	12.47	1,452	0.35	0.35	1.13	14
F	11.03	0.16	1.21	1.37	(0.22)	—	—	(0.22)	12.18	12.48	169	0.23	0.23	1.31	14
The accompanying notes are an integral part of these financial statements.

75

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Conservative Allocation Fund – (continued)
For the Year Ended October 31, 2020
A	$10.83	$0.17	$0.26	$0.43	$(0.27)	$—	$—	$(0.27)	$10.99	4.04%	$110,425	0.59%	0.59%	1.55%	45%
C	10.71	0.09	0.26	0.35	(0.16)	—	—	(0.16)	10.90	3.25	11,131	1.38	1.38	0.83	45
I	10.85	0.18	0.28	0.46	(0.30)	—	—	(0.30)	11.01	4.28	1,862	0.36	0.36	1.66	45
R3	10.83	0.13	0.26	0.39	(0.22)	—	—	(0.22)	11.00	3.61	2,742	0.95	0.94	1.25	45
R4	10.84	0.19	0.23	0.42	(0.26)	—	—	(0.26)	11.00	3.95	1,108	0.65	0.64	1.75	45
R5	10.88	0.21	0.25	0.46	(0.30)	—	—	(0.30)	11.04	4.27	1,477	0.35	0.34	1.91	45
F	10.86	0.20	0.28	0.48	(0.31)	—	—	(0.31)	11.03	4.47	12	0.23	0.23	1.89	45
The Hartford Growth Allocation Fund
For the Year Ended October 31, 2024
A	$11.82	$0.21	$3.07	$3.28	$(0.20)	$—	$—	$(0.20)	$14.90	28.02%	$501,817	0.54%	0.53%	1.48%	9%
C	11.74	0.09	3.07	3.16	(0.09)	—	—	(0.09)	14.81	26.98	14,200	1.38	1.38	0.68	9
I	11.75	0.24	3.05	3.29	(0.24)	—	—	(0.24)	14.80	28.29	12,230	0.26	0.26	1.73	9
R3	11.46	0.16	2.98	3.14	(0.17)	—	—	(0.17)	14.43	27.58	5,694	0.88	0.88	1.17	9
R4	11.77	0.20	3.05	3.25	(0.20)	—	—	(0.20)	14.82	27.86	2,158	0.57	0.57	1.42	9
R5	11.85	0.24	3.09	3.33	(0.24)	—	—	(0.24)	14.94	28.38	4,240	0.26	0.26	1.70	9
F	11.76	0.25	3.07	3.32	(0.25)	—	—	(0.25)	14.83	28.55	1,004	0.16	0.16	1.79	9
For the Year Ended October 31, 2023
A	$11.99	$0.18	$0.41	$0.59	$(0.24)	$(0.52)	$—	$(0.76)	$11.82	5.04%	$434,170	0.54%	0.54%	1.47%	25%
C	11.90	0.08	0.40	0.48	(0.12)	(0.52)	—	(0.64)	11.74	4.14	15,381	1.37	1.37	0.67	25
I	11.93	0.21	0.40	0.61	(0.27)	(0.52)	—	(0.79)	11.75	5.30	8,516	0.26	0.26	1.76	25
R3	11.65	0.13	0.40	0.53	(0.20)	(0.52)	—	(0.72)	11.46	4.67	5,663	0.87	0.87	1.13	25
R4	11.93	0.18	0.40	0.58	(0.22)	(0.52)	—	(0.74)	11.77	5.05	1,775	0.58	0.58	1.52	25
R5	12.03	0.21	0.40	0.61	(0.27)	(0.52)	—	(0.79)	11.85	5.24	3,936	0.26	0.26	1.74	25
F	11.94	0.22	0.40	0.62	(0.28)	(0.52)	—	(0.80)	11.76	5.40	648	0.16	0.16	1.84	25
For the Year Ended October 31, 2022
A	$15.72	$0.26	$(2.85)	$(2.59)	$(0.30)	$(0.84)	$—	$(1.14)	$11.99	(17.73)%	$450,709	0.53%	0.53%	1.95%	45%
C	15.58	0.15	(2.84)	(2.69)	(0.15)	(0.84)	—	(0.99)	11.90	(18.38)	18,666	1.35	1.35	1.12	45
I	15.63	0.30	(2.83)	(2.53)	(0.33)	(0.84)	—	(1.17)	11.93	(17.44)	8,972	0.25	0.25	2.21	45
R3	15.31	0.21	(2.78)	(2.57)	(0.25)	(0.84)	—	(1.09)	11.65	(18.00)	5,693	0.87	0.87	1.61	45
R4	15.64	0.26	(2.84)	(2.58)	(0.29)	(0.84)	—	(1.13)	11.93	(17.72)	2,087	0.57	0.57	1.92	45
R5	15.75	0.30	(2.85)	(2.55)	(0.33)	(0.84)	—	(1.17)	12.03	(17.42)	3,678	0.27	0.27	2.23	45
F	15.65	0.33	(2.85)	(2.52)	(0.35)	(0.84)	—	(1.19)	11.94	(17.38)	521	0.16	0.16	2.42	45
For the Year Ended October 31, 2021
A	$12.75	$0.11	$3.42	$3.53	$(0.19)	$(0.37)	$—	$(0.56)	$15.72	28.32%	$591,999	0.53%	0.52%	0.76%	14%
C	12.64	(0.00)(10)	3.39	3.39	(0.08)	(0.37)	—	(0.45)	15.58	27.24	29,186	1.33	1.33	0.03	14
I	12.69	0.15	3.39	3.54	(0.23)	(0.37)	—	(0.60)	15.63	28.57	11,997	0.29	0.29	0.99	14
R3	12.44	0.06	3.33	3.39	(0.15)	(0.37)	—	(0.52)	15.31	27.85	6,848	0.87	0.87	0.42	14
R4	12.69	0.10	3.40	3.50	(0.18)	(0.37)	—	(0.55)	15.64	28.17	3,069	0.57	0.57	0.71	14
R5	12.78	0.16	3.41	3.57	(0.23)	(0.37)	—	(0.60)	15.75	28.58	4,796	0.26	0.26	1.05	14
F	12.70	0.15	3.41	3.56	(0.24)	(0.37)	—	(0.61)	15.65	28.74	828	0.15	0.15	1.02	14
The accompanying notes are an integral part of these financial statements.

76

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Growth Allocation Fund – (continued)
For the Year Ended October 31, 2020
A	$12.81	$0.15	$0.35	$0.50	$(0.19)	$(0.37)	$—	$(0.56)	$12.75	3.90%	$491,747	0.56%	0.56%	1.21%	19%
C	12.69	0.06	0.34	0.40	(0.08)	(0.37)	—	(0.45)	12.64	3.10	37,446	1.35	1.35	0.47	19
I	12.75	0.19	0.35	0.54	(0.23)	(0.37)	—	(0.60)	12.69	4.23	9,024	0.25	0.25	1.56	19
R3	12.48	0.12	0.34	0.46	(0.13)	(0.37)	—	(0.50)	12.44	3.64	5,649	0.87	0.87	0.96	19
R4	12.74	0.20	0.30	0.50	(0.18)	(0.37)	—	(0.55)	12.69	3.92	2,563	0.55	0.55	1.62	19
R5	12.83	0.19	0.36	0.55	(0.23)	(0.37)	—	(0.60)	12.78	4.26	5,067	0.27	0.27	1.51	19
F	12.76	0.19	0.36	0.55	(0.24)	(0.37)	—	(0.61)	12.70	4.31	334	0.16	0.16	1.53	19
Hartford Moderate Allocation Fund
For the Year Ended October 31, 2024
A	$10.73	$0.26	$2.22	$2.48	$(0.24)	$—	$—	$(0.24)	$12.97	23.38%	$278,692	0.55%	0.54%	2.15%	11%
C	10.65	0.17	2.19	2.36	(0.14)	—	—	(0.14)	12.87	22.32	7,230	1.38	1.38	1.38	11
I	10.79	0.30	2.22	2.52	(0.27)	—	—	(0.27)	13.04	23.67	8,084	0.27	0.27	2.41	11
R3	10.53	0.22	2.18	2.40	(0.20)	—	—	(0.20)	12.73	22.98	10,106	0.87	0.87	1.79	11
R4	10.75	0.26	2.23	2.49	(0.24)	—	—	(0.24)	13.00	23.42	3,079	0.58	0.58	2.09	11
R5	10.80	0.29	2.25	2.54	(0.28)	—	—	(0.28)	13.06	23.75	9,485	0.28	0.28	2.39	11
F	10.79	0.30	2.25	2.55	(0.29)	—	—	(0.29)	13.05	23.88	860	0.18	0.18	2.44	11
For the Year Ended October 31, 2023
A	$10.81	$0.21	$0.23	$0.44	$(0.22)	$(0.30)	$—	$(0.52)	$10.73	4.13%	$252,142	0.54%	0.54%	1.87%	22%
C	10.71	0.12	0.23	0.35	(0.11)	(0.30)	—	(0.41)	10.65	3.31	8,075	1.36	1.35	1.06	22
I	10.87	0.24	0.23	0.47	(0.25)	(0.30)	—	(0.55)	10.79	4.41	7,218	0.27	0.27	2.13	22
R3	10.61	0.17	0.22	0.39	(0.17)	(0.30)	—	(0.47)	10.53	3.78	9,159	0.88	0.88	1.54	22
R4	10.83	0.21	0.22	0.43	(0.21)	(0.30)	—	(0.51)	10.75	4.03	2,435	0.58	0.58	1.85	22
R5	10.87	0.24	0.24	0.48	(0.25)	(0.30)	—	(0.55)	10.80	4.49	7,032	0.28	0.28	2.14	22
F	10.87	0.25	0.23	0.48	(0.26)	(0.30)	—	(0.56)	10.79	4.52	474	0.18	0.18	2.23	22
For the Year Ended October 31, 2022
A	$13.86	$0.24	$(2.43)	$(2.19)	$(0.24)	$(0.62)	$—	$(0.86)	$10.81	(16.82)%	$275,568	0.53%	0.53%	1.97%	50%
C	13.69	0.14	(2.41)	(2.27)	(0.09)	(0.62)	—	(0.71)	10.71	(17.50)	9,847	1.34	1.34	1.13	50
I	13.93	0.28	(2.44)	(2.16)	(0.28)	(0.62)	—	(0.90)	10.87	(16.59)	8,541	0.26	0.26	2.28	50
R3	13.63	0.19	(2.39)	(2.20)	(0.20)	(0.62)	—	(0.82)	10.61	(17.15)	12,335	0.88	0.88	1.61	50
R4	13.89	0.23	(2.43)	(2.20)	(0.24)	(0.62)	—	(0.86)	10.83	(16.90)	2,582	0.59	0.59	1.89	50
R5	13.94	0.26	(2.43)	(2.17)	(0.28)	(0.62)	—	(0.90)	10.87	(16.65)	6,667	0.28	0.28	2.17	50
F	13.94	0.28	(2.44)	(2.16)	(0.29)	(0.62)	—	(0.91)	10.87	(16.58)	486	0.17	0.17	2.35	50
For the Year Ended October 31, 2021
A	$11.91	$0.11	$2.32	$2.43	$(0.19)	$(0.29)	$—	$(0.48)	$13.86	20.72%	$365,226	0.52%	0.52%	0.85%	14%
C	11.77	0.02	2.27	2.29	(0.08)	(0.29)	—	(0.37)	13.69	19.70	16,605	1.31	1.31	0.14	14
I	11.97	0.15	2.32	2.47	(0.22)	(0.29)	—	(0.51)	13.93	21.01	11,018	0.26	0.26	1.12	14
R3	11.72	0.06	2.28	2.34	(0.14)	(0.29)	—	(0.43)	13.63	20.27	15,765	0.87	0.87	0.48	14
R4	11.94	0.11	2.31	2.42	(0.18)	(0.29)	—	(0.47)	13.89	20.63	3,307	0.58	0.58	0.80	14
R5	11.98	0.14	2.33	2.47	(0.22)	(0.29)	—	(0.51)	13.94	20.97	7,685	0.27	0.27	1.07	14
F	11.98	0.16	2.32	2.48	(0.23)	(0.29)	—	(0.52)	13.94	21.09	555	0.17	0.17	1.20	14
The accompanying notes are an integral part of these financial statements.

77

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Moderate Allocation Fund – (continued)
For the Year Ended October 31, 2020
A	$11.87	$0.16	$0.30	$0.46	$(0.24)	$(0.18)	$—	$(0.42)	$11.91	3.87%	$314,358	0.54%	0.54%	1.41%	27%
C	11.72	0.08	0.28	0.36	(0.13)	(0.18)	—	(0.31)	11.77	3.08	26,485	1.33	1.33	0.69	27
I	11.93	0.20	0.29	0.49	(0.27)	(0.18)	—	(0.45)	11.97	4.15	9,115	0.25	0.25	1.70	27
R3	11.67	0.12	0.30	0.42	(0.19)	(0.18)	—	(0.37)	11.72	3.58	13,491	0.87	0.87	1.08	27
R4	11.86	0.16	0.30	0.46	(0.20)	(0.18)	—	(0.38)	11.94	3.90	3,503	0.53	0.53	1.38	27
R5	11.94	0.20	0.29	0.49	(0.27)	(0.18)	—	(0.45)	11.98	4.14	5,520	0.28	0.28	1.74	27
F	11.93	0.20	0.31	0.51	(0.28)	(0.18)	—	(0.46)	11.98	4.32	347	0.17	0.17	1.75	27
Hartford Multi-Asset Income Fund
For the Year Ended October 31, 2024
A	$17.32	$0.85	$1.87	$2.72	$(0.80)	$—	$—	$(0.80)	$19.24	15.87%(11)	$461,475	1.05%	1.05%	4.49%	187%(12)
C	17.43	0.70	1.90	2.60	(0.64)	—	—	(0.64)	19.39	15.01 (11)	18,603	1.79	1.79	3.71	187 (12)
I	17.27	0.90	1.87	2.77	(0.86)	—	—	(0.86)	19.18	16.24 (11)	46,490	0.76	0.76	4.77	187 (12)
R3	17.64	0.81	1.91	2.72	(0.74)	—	—	(0.74)	19.62	15.52 (11)	604	1.38	1.34	4.21	187 (12)
R4	17.67	0.86	1.92	2.78	(0.80)	—	—	(0.80)	19.65	15.85 (11)	565	1.08	1.08	4.47	187 (12)
R5	17.65	0.92	1.91	2.83	(0.86)	—	—	(0.86)	19.62	16.20 (11)	87	0.78	0.78	4.79	187 (12)
R6	17.65	0.92	1.92	2.84	(0.88)	—	—	(0.88)	19.61	16.29 (11)	179	0.66	0.66	4.78	187 (12)
Y	17.66	0.91	1.92	2.83	(0.86)	—	—	(0.86)	19.63	16.20 (11)	2,671	0.77	0.77	4.73	187 (12)
F	17.25	0.92	1.86	2.78	(0.88)	—	—	(0.88)	19.15	16.32 (11)	55,936	0.66	0.66	4.88	187 (12)
For the Year Ended October 31, 2023
A	$17.38	$0.72	$0.16	$0.88	$(0.91)	$—	$(0.03)	$(0.94)	$17.32	5.05%	$449,939	1.04%	1.04%	4.00%	65%(12)
C	17.46	0.59	0.17	0.76	(0.77)	—	(0.02)	(0.79)	17.43	4.30	24,323	1.78	1.78	3.23	65 (12)
I	17.34	0.77	0.16	0.93	(0.97)	—	(0.03)	(1.00)	17.27	5.36	50,602	0.74	0.74	4.28	65 (12)
R3	17.68	0.68	0.16	0.84	(0.85)	—	(0.03)	(0.88)	17.64	4.71	629	1.37	1.33	3.71	65 (12)
R4	17.71	0.73	0.16	0.89	(0.90)	—	(0.03)	(0.93)	17.67	5.01	491	1.07	1.07	3.97	65 (12)
R5	17.70	0.78	0.17	0.95	(0.97)	—	(0.03)	(1.00)	17.65	5.32	83	0.77	0.77	4.27	65 (12)
R6	17.70	0.80	0.17	0.97	(0.99)	—	(0.03)	(1.02)	17.65	5.46	296	0.65	0.65	4.37	65 (12)
Y	17.72	0.79	0.15	0.94	(0.97)	—	(0.03)	(1.00)	17.66	5.28	3,929	0.76	0.76	4.28	65 (12)
F	17.33	0.79	0.15	0.94	(0.99)	—	(0.03)	(1.02)	17.25	5.41	55,821	0.65	0.65	4.38	65 (12)
For the Year Ended October 31, 2022
A	$21.77	$0.55	$(3.44)	$(2.89)	$(0.60)	$(0.90)	$—	$(1.50)	$17.38	(14.00)%	$477,899	1.02%	1.02%	2.87%	59%(12)
C	21.85	0.41	(3.46)	(3.05)	(0.44)	(0.90)	—	(1.34)	17.46	(14.67)	35,188	1.75	1.75	2.10	59 (12)
I	21.74	0.61	(3.45)	(2.84)	(0.66)	(0.90)	—	(1.56)	17.34	(13.79)	63,158	0.72	0.72	3.13	59 (12)
R3	22.11	0.50	(3.50)	(3.00)	(0.53)	(0.90)	—	(1.43)	17.68	(14.27)	571	1.35	1.33	2.53	59 (12)
R4	22.16	0.55	(3.51)	(2.96)	(0.59)	(0.90)	—	(1.49)	17.71	(14.08)	702	1.05	1.05	2.82	59 (12)
R5	22.15	0.62	(3.51)	(2.89)	(0.66)	(0.90)	—	(1.56)	17.70	(13.79)	83	0.75	0.75	3.13	59 (12)
R6	22.15	0.64	(3.51)	(2.87)	(0.68)	(0.90)	—	(1.58)	17.70	(13.68)	310	0.64	0.64	3.27	59 (12)
Y	22.17	0.60	(3.49)	(2.89)	(0.66)	(0.90)	—	(1.56)	17.72	(13.78)	4,179	0.74	0.74	3.05	59 (12)
F	21.72	0.63	(3.44)	(2.81)	(0.68)	(0.90)	—	(1.58)	17.33	(13.67)	64,831	0.64	0.64	3.25	59 (12)
For the Year Ended October 31, 2021
A	$19.61	$0.58	$2.15	$2.73	$(0.57)	$—	$—	$(0.57)	$21.77	14.01%	$622,085	1.01%	1.00%	2.69%	63%(12)
C	19.65	0.41	2.18	2.59	(0.39)	—	—	(0.39)	21.85	13.23	59,640	1.73	1.73	1.93	63 (12)
I	19.58	0.64	2.16	2.80	(0.64)	—	—	(0.64)	21.74	14.41	99,967	0.70	0.70	2.99	63 (12)
R3	19.89	0.52	2.20	2.72	(0.50)	—	—	(0.50)	22.11	13.75	1,044	1.34	1.26	2.39	63 (12)
R4	19.95	0.59	2.19	2.78	(0.57)	—	—	(0.57)	22.16	13.99	971	1.04	1.04	2.69	63 (12)
R5	19.94	0.64	2.20	2.84	(0.63)	—	—	(0.63)	22.15	14.35	154	0.74	0.74	2.95	63 (12)
R6	19.95	0.67	2.19	2.86	(0.66)	—	—	(0.66)	22.15	14.44	342	0.63	0.63	3.07	63 (12)
Y	19.96	0.64	2.21	2.85	(0.64)	—	—	(0.64)	22.17	14.35	7,238	0.73	0.73	2.95	63 (12)
F	19.57	0.65	2.16	2.81	(0.66)	—	—	(0.66)	21.72	14.47	84,040	0.63	0.63	3.06	63 (12)
The accompanying notes are an integral part of these financial statements.

78

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Multi-Asset Income Fund – (continued)
For the Year Ended October 31, 2020
A	$23.33	$0.67	$(0.66)	$0.01	$(0.74)	$(2.99)	$—	$(3.73)	$19.61	(0.04)%	$589,745	1.03%	1.03%	3.35%	86%(12)
C	23.36	0.53	(0.67)	(0.14)	(0.58)	(2.99)	—	(3.57)	19.65	(0.83)	77,719	1.75	1.75	2.63	86 (12)
I	23.32	0.74	(0.67)	0.07	(0.82)	(2.99)	—	(3.81)	19.58	0.19	98,762	0.70	0.70	3.67	86 (12)
R3	23.61	4.32	(4.37)	(0.05)	(0.68)	(2.99)	—	(3.67)	19.89	(0.36)	1,203	1.35	1.27	3.13	86 (12)
R4	23.67	0.38	(0.38)	0.00 (10)	(0.73)	(2.99)	—	(3.72)	19.95	(0.13)	527	1.05	1.05	3.37	86 (12)
R5	23.67	0.26	(0.20)	0.06	(0.80)	(2.99)	—	(3.79)	19.94	0.18	141	0.75	0.75	3.66	86 (12)
R6	23.68	0.59	(0.50)	0.09	(0.83)	(2.99)	—	(3.82)	19.95	0.33	306	0.64	0.64	3.70	86 (12)
Y	23.69	0.75	(0.67)	0.08	(0.82)	(2.99)	—	(3.81)	19.96	0.23	10,812	0.74	0.70	3.66	86 (12)
F	23.31	0.75	(0.67)	0.08	(0.83)	(2.99)	—	(3.82)	19.57	0.26	83,111	0.64	0.64	3.74	86 (12)
Hartford Real Asset Fund (Consolidated)
For the Year Ended October 31, 2024
A	$8.53	$0.27	$0.43	$0.70	$(0.35)	$—	$—	$(0.35)	$8.88	8.23%	$23,625	1.52%	1.25%	3.06%	198%
C	8.26	0.20	0.42	0.62	(0.28)	—	—	(0.28)	8.60	7.52	667	2.31	2.00	2.34	198
I	8.55	0.29	0.43	0.72	(0.37)	—	—	(0.37)	8.90	8.49	12,903	1.25	1.00	3.26	198
R3	8.57	0.25	0.43	0.68	(0.32)	—	—	(0.32)	8.93	8.04	165	1.85	1.50	2.79	198
R4	8.57	0.28	0.43	0.71	(0.35)	—	—	(0.35)	8.93	8.36	25	1.55	1.20	3.14	198
R5	8.48	0.23	0.49	0.72	(0.37)	—	—	(0.37)	8.83	8.62	51	1.25	0.95	2.62	198
R6	8.55	0.29	0.44	0.73	(0.38)	—	—	(0.38)	8.90	8.60	47	1.14	0.90	3.29	198
Y	8.55	0.30	0.44	0.74	(0.38)	—	—	(0.38)	8.91	8.72	31,319	1.24	0.90	3.46	198
F	8.55	0.30	0.44	0.74	(0.38)	—	—	(0.38)	8.91	8.72	10,607	1.14	0.90	3.39	198
For the Year Ended October 31, 2023
A	$8.38	$0.27	$0.28	$0.55	$(0.40)	$—	$—	$(0.40)	$8.53	6.65%	$26,304	1.50%	1.25%	3.06%	171%
C	8.18	0.19	0.28	0.47	(0.39)	—	—	(0.39)	8.26	5.83	1,759	2.25	2.00	2.31	171
I	8.38	0.28	0.29	0.57	(0.40)	—	—	(0.40)	8.55	6.93	25,030	1.22	1.00	3.26	171
R3	8.43	0.25	0.29	0.54	(0.40)	—	—	(0.40)	8.57	6.45	144	1.83	1.50	2.88	171
R4	8.42	0.27	0.28	0.55	(0.40)	—	—	(0.40)	8.57	6.62	23	1.53	1.20	3.14	171
R5	8.31	0.29	0.28	0.57	(0.40)	—	—	(0.40)	8.48	6.99	304	1.23	0.95	3.42	171
R6	8.37	0.30	0.28	0.58	(0.40)	—	—	(0.40)	8.55	7.07	18	1.12	0.90	3.49	171
Y	8.37	0.29	0.29	0.58	(0.40)	—	—	(0.40)	8.55	7.07	42,085	1.21	0.90	3.38	171
F	8.38	0.29	0.28	0.57	(0.40)	—	—	(0.40)	8.55	6.94	24,451	1.12	0.90	3.34	171
For the Year Ended October 31, 2022
A	$10.41	$0.29	$(0.64)	$(0.35)	$(1.26)	$(0.42)	$—	$(1.68)	$8.38	(4.05)%	$30,352	1.48%	1.25%	3.21%	206%
C	10.20	0.22	(0.64)	(0.42)	(1.18)	(0.42)	—	(1.60)	8.18	(4.84)	2,180	2.27	2.00	2.61	206
I	10.42	0.32	(0.66)	(0.34)	(1.28)	(0.42)	—	(1.70)	8.38	(3.89)	50,840	1.19	1.00	3.57	206
R3	10.47	0.26	(0.65)	(0.39)	(1.23)	(0.42)	—	(1.65)	8.43	(4.40)	109	1.81	1.50	2.81	206
R4	10.46	0.30	(0.66)	(0.36)	(1.26)	(0.42)	—	(1.68)	8.42	(4.08)	21	1.51	1.20	3.34	206
R5	10.35	0.30	(0.63)	(0.33)	(1.29)	(0.42)	—	(1.71)	8.31	(3.86)	270	1.21	0.95	3.36	206
R6 (13)	9.11	0.23	(0.97)(6)	(0.74)	—	—	—	—	8.37	(8.13)(7)	9	1.08 (9)	0.90 (9)	3.97 (9)	206
Y	10.41	0.32	(0.65)	(0.33)	(1.29)	(0.42)	—	(1.71)	8.37	(3.79)	46,879	1.20	0.90	3.55	206
F	10.42	0.33	(0.66)	(0.33)	(1.29)	(0.42)	—	(1.71)	8.38	(3.78)	21,693	1.09	0.90	3.74	206
The accompanying notes are an integral part of these financial statements.

79

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Real Asset Fund (Consolidated) – (continued)
For the Year Ended October 31, 2021
A	$7.76	$0.20	$2.69	$2.89	$(0.24)	$—	$—	$(0.24)	$10.41	37.82%	$18,783	1.54%	1.25%	2.11%	202%(14)
C	7.60	0.09	2.68	2.77	(0.17)	—	—	(0.17)	10.20	36.89	659	2.36	2.00	1.01	202 (14)
I	7.76	0.22	2.70	2.92	(0.26)	—	—	(0.26)	10.42	38.30	17,266	1.20	0.99	2.31	202 (14)
R3	7.80	0.17	2.71	2.88	(0.21)	—	—	(0.21)	10.47	37.54	120	1.83	1.50	1.83	202 (14)
R4	7.79	0.19	2.72	2.91	(0.24)	—	—	(0.24)	10.46	38.00	13	1.53	1.20	2.03	202 (14)
R5	7.71	0.23	2.67	2.90	(0.26)	—	—	(0.26)	10.35	38.36	310	1.23	0.95	2.41	202 (14)
Y	7.76	0.23	2.69	2.92	(0.27)	—	—	(0.27)	10.41	38.31	60,539	1.20	0.90	2.45	202 (14)
F	7.76	0.20	2.73	2.93	(0.27)	—	—	(0.27)	10.42	38.45	2,226	1.11	0.90	2.20	202 (14)
For the Year Ended October 31, 2020
A	$8.84	$0.13	$(0.97)	$(0.84)	$(0.24)	$—	$—	$(0.24)	$7.76	(9.85)%	$11,732	1.54%	1.25%	1.58%	316%(14)
C	8.64	0.07	(0.95)	(0.88)	(0.16)	—	—	(0.16)	7.60	(10.44)	1,732	2.32	2.00	0.84	316 (14)
I	8.83	0.16	(0.96)	(0.80)	(0.27)	—	—	(0.27)	7.76	(9.50)	13,318	1.15	0.98	1.92	316 (14)
R3	8.88	0.11	(0.97)	(0.86)	(0.22)	—	—	(0.22)	7.80	(10.03)	82	1.79	1.50	1.31	316 (14)
R4	8.86	0.14	(0.98)	(0.84)	(0.23)	—	—	(0.23)	7.79	(9.82)	22	1.48	1.20	1.70	316 (14)
R5	8.78	0.14	(0.95)	(0.81)	(0.26)	—	—	(0.26)	7.71	(9.59)	115	1.19	0.95	1.85	316 (14)
Y	8.84	0.16	(0.96)	(0.80)	(0.28)	—	—	(0.28)	7.76	(9.48)	46,915	1.14	0.90	1.95	316 (14)
F	8.83	0.16	(0.95)	(0.79)	(0.28)	—	—	(0.28)	7.76	(9.43)	72,321	1.07	0.90	1.99	316 (14)

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Ratios do not include expenses of the Underlying Funds and/or other investment companies, if applicable.
(5)	Commenced operations as of the close of business on October 25, 2024.
(6)
Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(7)	Not annualized.
(8)	Ratios reflect the impact of a shorter period and may not be indicative of the ratio for a full year.
(9)	Annualized.
(10)	Per share amount is less than $0.005.
(11)
Includes reimbursement from sub-adviser due to trade error. Without the reimbursement, the Fund’s total return for Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6,
Class Y and Class F would have been 15.75%, 14.95%, 16.18%, 15.47%, 15.74%, 16.14%, 16.23%, 16.14% and 16.20%, respectively (See Note 7 in the Notes to Financial
Statements).

(12)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 209%, 70%, 62%, 63% and 91% for the fiscal years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

(13)	Commenced operations on February 28, 2022.
(14)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 202% and 319% for the fiscal years ended
October 31, 2021 and October 31, 2020, respectively.

The accompanying notes are an integral part of these financial statements.

80

Hartford Multi-Strategy Funds
 Notes to Financial Statements
 October 31, 2024

1.
Organization:
The Hartford Mutual Funds, Inc. (the "Company") is an open-end registered management investment company comprised of thirty-six series, as of October 31, 2024. Financial statements for the series of the Company listed below (each a "Fund" and collectively, the "Funds") are included in this report.
The Hartford Mutual Funds, Inc.:
The Hartford Balanced Income Fund (the "Balanced Income Fund")
The Hartford Checks and Balances Fund (the "Checks and Balances Fund")
The Hartford Conservative Allocation Fund (the "Conservative Allocation Fund")
The Hartford Growth Allocation Fund (the "Growth Allocation Fund")
Hartford Moderate Allocation Fund (the "Moderate Allocation Fund")
Hartford Multi-Asset Income Fund (the "Multi-Asset Income Fund")
Hartford Real Asset Fund (the "Real Asset Fund")
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
Each Fund has registered for sale Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class F shares. Each Fund, except Checks and Balances Fund, Growth Allocation Fund and Moderate Allocation Fund, has registered for sale Class R6 and Class Y shares. As of October 31, 2024, Class R6 shares of the Conservative Allocation Fund have not commenced operations and as a result, are not included in this report. Class Y shares of the Conservative Allocation Fund commenced operations as of the close of business on October 25, 2024. Class A shares of each Fund are sold with a front-end sales charge of up to 5.50%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge.
Each of the Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund invested in affiliated mutual funds and affiliated exchange-traded funds ("Affiliated Investment Companies" or "Underlying Funds") during the year ended October 31, 2024. Each of the Growth Allocation Fund, Moderate Allocation Fund and Conservative Allocation Fund are referred to as the "Asset Allocation Funds."
Hartford Funds Management Company, LLC ("HFMC" or the "Investment Manager") serves as the investment manager to each Fund.
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices

81

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of each Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign

82

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund  may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

83

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of each Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by each Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of each Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each of Balanced Income Fund and Checks and Balances Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year. The policy of each of Conservative Allocation Fund, Growth Allocation Fund, Moderate Allocation Fund and Real Asset Fund is to pay dividends from net investment income and realized gains, if any; at least once a year. Normally, dividends from net investment income of Multi-Asset Income Fund are declared and paid monthly and dividends from realized gains, if any, are paid at least once a year.
Long-term capital gains distributions received from Underlying Funds, if applicable, are distributed at least annually, when required. Unless shareholders specify otherwise, all dividends and distributions from a Fund will be automatically reinvested in additional full or fractional shares of the Fund.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and
Reclassification of Capital Accounts notes).
h)
Basis for Consolidation – The Real Asset Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Real Asset Fund (the "Subsidiary"). The Subsidiary is organized under the laws of the Cayman Islands and is consolidated in the Real Asset Fund’s financial statements. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to enter into certain investments (primarily commodities) for the Real Asset Fund consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information.
3.
Securities and Other Investments:
The following sets forth a description of securities and other investments for each Fund, except the Asset Allocation Funds and the Checks and Balances Fund.
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of October 31, 2024.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although each Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, each Fund realizes a gain or loss. In a TBA roll transaction, each Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into

84

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of October 31, 2024.
c)
Senior Floating Rate Interests – A Fund may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of October 31, 2024.
d)
Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of October 31, 2024.
e)
Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund's Schedule of Investments, if applicable, for inflation-indexed bonds as of October 31, 2024.
f)
Equity Linked Securities – A Fund may invest in equity linked securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity. Since equity linked securities are in note form, equity linked securities are also subject to certain debt securities risks. Investments in equity linked securities are also subject to liquidity risk, which may make equity linked securities difficult to sell and value. See each Fund's  Schedule of Investments, if applicable, for equity linked securities as of October 31, 2024.
g)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. The Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in

85

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of October 31, 2024.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by each of Balanced Income Fund, Multi-Asset Income Fund and Real Asset Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the year ended October 31, 2024, each of Balanced Income Fund, Multi-Asset Income Fund and Real Asset Fund had used Futures Contracts.
b)
Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the year ended October 31, 2024, each of Balanced Income Fund, Multi-Asset Income Fund and Real Asset Fund had used Foreign Currency Contracts.
c)
Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange ("exchange-traded options"). A Fund may write (sell) covered call and put options on futures, swaps ("swaptions"), securities, commodities or currencies. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and

86

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the year ended October 31, 2024, the Multi-Asset Income Fund had used Options Contracts.
d)
Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy,

87

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the year ended October 31, 2024, each of Balanced Income Fund and Multi-Asset Income Fund had used Credit Default Swap Contracts.
Interest Rate Swap Contracts – A Fund may use interest rate swaps to hedge interest rate and duration risk. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. Secured Overnight Financing Rate (“SOFR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.
If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.
During the year ended October 31, 2024, the Multi-Asset Income Fund had used Interest Rate Swap Contracts.
Total Return Swap Contracts – Certain Funds may invest in total return swap contracts in pursuit of the Fund's investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as SOFR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.
Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. A Fund is also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
During the year ended October 31, 2024, the Multi-Asset Income Fund had used Total Return Swap Contracts.

88

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

e)
Additional Derivative Instrument Information:
Balanced Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$1,542,290	$—	$—	$—	$—	$1,542,290
Unrealized appreciation on foreign currency contracts	—	1,644,988	—	—	—	1,644,988
Unrealized appreciation on swap contracts(2)	—	—	127,262	—	—	127,262
Total	$1,542,290	$1,644,988	$127,262	$—	$—	$3,314,540
Liabilities:
Unrealized depreciation on futures contracts(1)	$7,317,501	$—	$—	$—	$—	$7,317,501
Unrealized depreciation on foreign currency contracts	—	328,575	—	—	—	328,575
Unrealized depreciation on swap contracts(2)	—	—	41,845	—	—	41,845
Total	$7,317,501	$328,575	$41,845	$—	$—	$7,687,921

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$7,316,612	$—	$—	$—	$—	$7,316,612
Net realized gain (loss) on swap contracts	—	—	(1,062,612)	—	—	(1,062,612)
Net realized gain (loss) on foreign currency contracts	—	(254,365)	—	—	—	(254,365)
Total	$7,316,612	$(254,365)	$(1,062,612)	$—	$—	$5,999,635
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$6,846,259	$—	$—	$—	$—	$6,846,259
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	(431,921)	—	—	(431,921)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	1,109,548	—	—	—	1,109,548
Total	$6,846,259	$1,109,548	$(431,921)	$—	$—	$7,523,886
For the year ended October 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1,806
Futures Contracts Number of Short Contracts	(2,639)
Swap Contracts at Notional Amount	$54,975,583
Foreign Currency Contracts Purchased at Contract Amount	$21,916,737
Foreign Currency Contracts Sold at Contract Amount	$126,070,234

89

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Multi-Asset Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$749,670	$—	$—	$279,505	$—	$1,029,175
Unrealized appreciation on foreign currency contracts	—	687,996	—	—	—	687,996
Unrealized appreciation on swap contracts(2)	91,486	—	357,344	118,023	—	566,853
Total	$841,156	$687,996	$357,344	$397,528	$—	$2,284,024
Liabilities:
Unrealized depreciation on futures contracts(1)	$3,630,706	$—	$—	$71,065	$—	$3,701,771
Unrealized depreciation on foreign currency contracts	—	173,998	—	—	—	173,998
Unrealized depreciation on swap contracts(2)	—	—	32,785	21,316	—	54,101
Total	$3,630,706	$173,998	$32,785	$92,381	$—	$3,929,870

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$—	$—	$(1,491,652)	$—	$(1,491,652)
Net realized gain (loss) on futures contracts	(526,966)	—	—	518,238	—	(8,728)
Net realized gain (loss) on swap contracts	34,815	—	(1,218,480)	2,442,377	—	1,258,712
Net realized gain (loss) on foreign currency contracts	—	(1,344,712)	—	—	—	(1,344,712)
Total	$(492,151)	$(1,344,712)	$(1,218,480)	$1,468,963	$—	$(1,586,380)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(376,665)	$—	$—	$208,440	$—	$(168,225)
Net change in unrealized appreciation (depreciation) of swap contracts	91,486	—	324,559	96,707	—	512,752
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	465,473	—	—	—	465,473
Total	$(285,179)	$465,473	$324,559	$305,147	$—	$810,000
For the year ended October 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$26
Futures Contracts Number of Long Contracts	951
Futures Contracts Number of Short Contracts	(259)
Swap Contracts at Notional Amount	$19,905,061
Foreign Currency Contracts Purchased at Contract Amount	$8,789,232
Foreign Currency Contracts Sold at Contract Amount	$64,561,491

90

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Real Asset Fund (Consolidated)
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$—	$689,154	$689,154
Total	$—	$—	$—	$—	$689,154	$689,154
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$—	$764,577	$764,577
Total	$—	$—	$—	$—	$764,577	$764,577

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$—	$(500,923)	$(500,923)
Net realized gain (loss) on foreign currency contracts	—	(44,388)	—	—	—	(44,388)
Total	$—	$(44,388)	$—	$—	$(500,923)	$(545,311)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$—	$212,421	$212,421
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	18,885	—	—	—	18,885
Total	$—	$18,885	$—	$—	$212,421	$231,306
For the year ended October 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	368
Futures Contracts Number of Short Contracts	(78)
Foreign Currency Contracts Purchased at Contract Amount	$2,192,705
Foreign Currency Contracts Sold at Contract Amount	$3,118,448
f)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

91

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of October 31, 2024:
Balanced Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$1,644,988	$(328,575)
Futures contracts	1,542,290	(7,317,501)
Swap contracts	127,262	(41,845)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	3,314,540	(7,687,921)
Derivatives not subject to a MNA	(1,669,552)	7,359,346
Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,644,988	$(328,575)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$40,145	$—	$—	$—	$40,145
BNP Paribas Securities Services	6,980	—	—	—	6,980
Citibank NA	253,843	(128,890)	—	—	124,953
Deutsche Bank Securities, Inc.	943,660	(66,376)	—	—	877,284
Goldman Sachs & Co.	3,083	(3,083)	—	—	—
JP Morgan Chase & Co.	52,714	(2,852)	—	—	49,862
Morgan Stanley	179,481	(32,582)	—	—	146,899
RBC Dominion Securities, Inc.	24,454	—	—	—	24,454
State Street Global Markets LLC	72,507	(43,780)	—	—	28,727
Toronto-Dominion Bank	51,161	—	—	—	51,161
UBS AG	2,575	—	—	—	2,575
Westpac International	14,385	—	—	—	14,385
Total	$1,644,988	$(277,563)	$—	$—	$1,367,425

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(25,179)	$—	$—	$—	$(25,179)
Citibank NA	(128,890)	128,890	—	—	—
Deutsche Bank Securities, Inc.	(66,376)	66,376	—	—	—
Goldman Sachs & Co.	(24,552)	3,083	—	—	(21,469)
JP Morgan Chase & Co.	(2,852)	2,852	—	—	—
Morgan Stanley	(32,582)	32,582	—	—	—
NatWest Markets Plc	(4,364)	—	—	—	(4,364)
State Street Global Markets LLC	(43,780)	43,780	—	—	—
Total	$(328,575)	$277,563	$—	$—	$(51,012)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Multi-Asset Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$687,996	$(173,998)
Futures contracts	1,029,175	(3,701,771)
Swap contracts	566,853	(54,101)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,284,024	(3,929,870)
Derivatives not subject to a MNA	(1,443,641)	3,734,556
Total gross amount of assets and liabilities subject to MNA or similar agreements	$840,383	$(195,314)

92

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of Montreal	$3,416	$—	$—	$—	$3,416
Barclays	14,934	—	—	—	14,934
BNP Paribas Securities Services	119,235	(21,316)	—	—	97,919
Citibank NA	1,548	(1,548)	—	—	—
Deutsche Bank Securities, Inc.	282,344	(122,676)	—	—	159,668
Goldman Sachs & Co.	25,312	—	—	—	25,312
JP Morgan Chase & Co.	21,101	(6,687)	—	—	14,414
Morgan Stanley	48,769	—	—	—	48,769
NatWest Markets Plc	73,035	—	—	—	73,035
RBC Dominion Securities, Inc.	10	—	—	—	10
Societe Generale Group	29,451	—	—	—	29,451
Standard Chartered Bank	103,595	(9,535)	—	—	94,060
State Street Global Markets LLC	111,744	(12,389)	—	—	99,355
Westpac International	5,889	—	—	—	5,889
Total	$840,383	$(174,151)	$—	$—	$666,232

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(2,630)	$—	$—	$—	$(2,630)
BNP Paribas Securities Services	(21,316)	21,316	—	—	—
Citibank NA	(2,369)	1,548	—	—	(821)
Deutsche Bank Securities, Inc.	(122,676)	122,676	—	—	—
HSBC Bank USA	(8,386)	—	—	—	(8,386)
JP Morgan Chase & Co.	(6,687)	6,687	—	—	—
Standard Chartered Bank	(9,535)	9,535	—	—	—
State Street Global Markets LLC	(12,389)	12,389	—	—	—
UBS AG	(9,326)	—	—	—	(9,326)
Total	$(195,314)	$174,151	$—	$—	$(21,163)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Real Asset Fund (Consolidated)
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$689,154	$(764,577)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	689,154	(764,577)
Derivatives not subject to a MNA	(689,154)	764,577
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks. References to "Fund" in this section include the Fund or an Underlying Fund, as applicable.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Certain Funds are exposed to the risks of the Underlying Funds and/or other investment companies in direct proportion to the amount of assets those Funds allocate to each Underlying Fund and/or other investment companies. The market values of the Underlying Funds and/or other investment companies may decline due to general market conditions which are not specifically related to a particular company in which the

93

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Underlying Fund and/or other investment companies invested, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities in which the Underlying Funds and/or other investment companies invest may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
Geopolitical events, including the invasion of Ukraine by Russia and conflict between Israel and Hamas, have injected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2024. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)
Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), reclassification of dividend income, RICs, certain derivatives and the treatment of income from the Subsidiary. The character of distributions made during the year from net investment

94

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.
c)
Distributions and Components of Distributable Earnings – The tax character of distributions paid by each Fund for the years ended October 31, 2024 and October 31, 2023 are as follows:
	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
Fund	Ordinary Income	Long-Term Capital Gains(1)	Ordinary Income	Long-Term Capital Gains(1)	Tax Return of Capital
Balanced Income Fund	$449,424,240	$—	$459,228,622	$412,025,326	$—
Checks and Balances Fund	26,710,191	37,856,646	22,423,532	89,171,364	—
Conservative Allocation Fund	2,350,353	—	2,094,217	462,118	—
Growth Allocation Fund	7,890,060	—	9,771,995	21,246,456	—
Moderate Allocation Fund	6,362,372	—	6,268,238	8,786,643	—
Multi-Asset Income Fund	25,573,510	—	32,976,500	—	1,024,978
Real Asset Fund (Consolidated)	4,775,008	—	7,750,016	—	—

(1)	The Funds designate these distributions as long-term capital gains dividends pursuant to IRC Sec 852(b)(3)(c).
As of October 31, 2024, the components of total accumulated earnings (deficit) for each Fund on a tax basis are as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation) on Investments	Total Accumulated Earnings (Deficit)
Balanced Income Fund	$144,750,821	$299,325,884	$—	$(507,475)	$912,078,603	$1,355,647,833
Checks and Balances Fund	3,749,073	16,385,335	—	—	204,072,188	224,206,596
Conservative Allocation Fund	2,014,286	208,045	(23,320,286)	—	1,824,621	(19,273,334)
Growth Allocation Fund	10,742,966	4,224,881	—	—	120,443,668	135,411,515
Moderate Allocation Fund	4,093,050	—	(51,360)	—	48,070,398	52,112,088
Multi-Asset Income Fund	1,772,537	—	(13,866,911)	(112,532)	543,170	(11,663,736)
Real Asset Fund (Consolidated)	2,405,981	—	(99,087,088)	—	(1,500,723)	(98,181,830)
d)
Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and for tax accounting for such items as book income loss from the subsidiary, adjustments related to a reorganization and reclassification of dividend income. Adjustments are made to reflect the impact these items have on the current and future earnings distributions to shareholders. Therefore, the source of the Funds' distributions may be shown in the accompanying Statements of Changes in Net Assets as from distributable earnings or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2024, the Funds recorded reclassifications to increase (decrease) the accounts listed below:
Fund	Paid-in-Capital	Distributable Earnings (Loss)
Conservative Allocation Fund	$23,396,119	$(23,396,119)
Multi-Asset Income Fund	79,274	(79,274)
Real Asset Fund (Consolidated)	9,925	(9,925)
e)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

95

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

At October 31, 2024 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Conservative Allocation Fund*	$20,169,649	$3,150,637
Moderate Allocation Fund	—	51,360
Multi-Asset Income Fund	13,866,911	—
Real Asset Fund (Consolidated)*	11,272,359	87,814,729

*	Future utilization of losses are subject to limitation under current tax laws.
During the year ended October 31, 2024, Balanced Income Fund utilized $15,071,029, Conservative Allocation Fund utilized $1,733,006, Growth Allocation Fund utilized $3,980,862, Moderate Allocation Fund utilized $4,752,433, Multi-Asset Income Fund utilized $28,473,303 and Real Asset Fund utilized $5,782,576 of prior year capital loss carryforwards.
Balanced Income Fund, Checks and Balances Fund and Growth Allocation Fund had no capital loss carryforwards for U.S. income tax purposes at October 31, 2024.
f)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at October 31, 2024 is different from book purposes primarily due to wash sale loss deferrals and adjustments related to PFICs. The net unrealized appreciation/(depreciation) on investments for tax purposes, which consists of gross unrealized appreciation and depreciation, was also different from book purposes primarily due to wash sale loss deferrals, mark-to-market adjustments on derivatives, mark-to-market adjustments on PFICs, partnership adjustments, reclassification of dividend income and investment in the Subsidiary. Both the cost and unrealized appreciation and depreciation for federal income tax purposes are disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced Income Fund	$11,167,439,762	$1,302,876,694	$(391,006,206)	$911,870,488
Checks and Balances Fund	1,198,436,606	264,114,266	(60,042,078)	204,072,188
Conservative Allocation Fund	151,039,005	7,042,405	(5,218,377)	1,824,028
Growth Allocation Fund	420,993,520	123,996,726	(3,553,057)	120,443,669
Moderate Allocation Fund	269,434,626	55,757,021	(7,686,624)	48,070,397
Multi-Asset Income Fund	598,831,032	14,293,062	(13,719,945)	573,117
Real Asset Fund (Consolidated)	75,318,456	6,770,690	(3,420,530)	3,350,160
g)
Accounting for Uncertainty in Income Taxes – Pursuant to provisions set forth by U.S. GAAP, HFMC reviews each Fund’s tax positions for all open tax years. As of October 31, 2024, HFMC had reviewed the open tax years and concluded that there was no reason to record a liability for net unrecognized tax obligations relating to uncertain income tax positions. Each Fund files U.S. tax returns. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended October 31, 2024, the Funds did not incur any interest or penalties. HFMC is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax obligations will significantly change in the next twelve months.
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund’s investment manager. The Company, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP ("Wellington Management") under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund, except Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund, in accordance with the Fund’s investment objective and policies. As of October 31, 2024, each Fund, except Checks and Balances Fund and Conservative Allocation Fund, pays a fee to HFMC under the Investment Management Agreement. With respect to each of Balanced Income Fund, Multi-Asset Income Fund and Real Asset Fund, HFMC pays a sub-advisory fee to Wellington Management out of its management fee. HFMC is responsible for the day-to-day management of Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund.
On August 2, 2024, Wellington Management reimbursed the Multi-Asset Income Fund in the amount of $423,638 due to a trade error.

96

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of October 31, 2024; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
Balanced Income Fund	0.7000% on first $250 million and;
0.6300% on next $250 million and;
0.6000% on next $500 million and;
0.5700% on next $1.5 billion and;
0.5500% on next $2.5 billion and;
0.5300% on next $5 billion and;
0.4500% on next $2 billion and;
0.3900% over $12 billion
Checks and Balances Fund and Conservative Allocation Fund	N/A
Growth Allocation Fund and Moderate Allocation Fund	0.1000% on first $500 million and;
0.0950% on next $500 million and;
0.0900% on next $1.5 billion and;
0.0800% on next $2.5 billion and;
0.0700% on next $2.5 billion and;
0.0600% on next $2.5 billion and;
0.0500% over $10 billion
Multi-Asset Income Fund	0.5900% on first $500 million and;
0.5500% on next $250 million and;
0.5000% on next $250 million and;
0.4750% on next $4 billion and;
0.4725% on next $5 billion and;
0.4700% over $10 billion
Real Asset Fund*	0.7950% on first $500 million and;
0.7600% on next $500 million and;
0.7300% on next $1.5 billion and;
0.7000% on next $2.5 billion and;
0.6600% over $5 billion

*
HFMC has contractually agreed to waive a portion of the management fee it receives from the Real Asset Fund in an amount equal to the management fee paid to it by the Subsidiary. This waiver will remain in effect for as long as the Real Asset Fund remains invested in the Subsidiary.
Prior to the close of business on October 25, 2024, the rates of compensation paid to HFMC for investment management services were as follows:
Fund	Management Fee Rates
Conservative Allocation Fund	0.1000% on first $500 million and;
0.0950% on next $500 million and;
0.0900% on next $1.5 billion and;
0.0800% on next $2.5 billion and;
0.0700% on next $2.5 billion and;
0.0600% on next $2.5 billion and;
0.0500% over $10 billion
b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of each Fund, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company ("State Street"). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of October 31, 2024, HFMC contractually agreed

97

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

to limit the total annual fund operating expenses until the dates stated in the footnotes to the table below (unless the Board of Directors approves its earlier termination) as follows for each of the following Funds:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Conservative Allocation Fund(1)	1.13%	1.89%	0.84%	1.44%	1.14%	0.84%	N/A	0.84%	0.73%
Real Asset Fund (Consolidated)(2)	1.25%	2.00%	1.00%	1.50%	1.20%	0.95%	0.90%	0.90%	0.90%

(1)	HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions and extraordinary expenses until February 28, 2026.
(2)	HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses until February 28, 2025.
From February 29, 2024 through October 25, 2024, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) as follows for the following Fund:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F
Conservative Allocation Fund	1.19%	1.94%	0.94%	1.44%	1.14%	0.84%	N/A	0.84%
d)
Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the year ended October 31, 2024, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. For the year ended October 31, 2024, the amount of fees recaptured did not impact the ratio of expenses to average net assets in the financial highlights.
e)
Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the year ended October 31, 2024, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:
Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Balanced Income Fund	$2,389,756	$87,308
Checks and Balances Fund	658,742	3,713
Conservative Allocation Fund	37,099	497
Growth Allocation Fund	266,907	3,132
Moderate Allocation Fund	107,283	1,402
Multi-Asset Income Fund	139,804	1,469
Real Asset Fund (Consolidated)	26,221	2,752
The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)
Remuneration Paid to Directors, Officers, and others – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the year ended October 31, 2024, a portion of the Company’s Chief Compliance Officer’s ("CCO") compensation was paid by each Fund, which is included on the Statement of Operations as Chief Compliance Officer fees.

98

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

g)
Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class Y	0.11%
Class F	0.004%
Effective July 1, 2024, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund listed below until February 28, 2025, unless the Board of Directors approves its earlier termination as follows:
Fund	Class I
Balanced Income Fund	0.082%

Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the year ended October 31, 2024, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Income Fund	0.08%	0.08%	0.08%	0.22%	0.15%	0.10%	0.00%*	0.11%	0.00%*
Checks and Balances Fund	0.09%	0.12%	0.11%	0.22%	0.16%	0.10%	N/A	N/A	0.00%*
Conservative Allocation Fund	0.11%	0.17%	0.11%	0.22%	0.17%	0.11%	N/A	—	0.00%*
Growth Allocation Fund	0.13%	0.22%	0.11%	0.22%	0.17%	0.11%	N/A	N/A	0.00%*
Moderate Allocation Fund	0.12%	0.20%	0.10%	0.20%	0.16%	0.10%	N/A	N/A	0.00%*
Multi-Asset Income Fund	0.15%	0.14%	0.10%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*
Real Asset Fund (Consolidated)	0.14%	0.18%	0.11%	0.22%	0.17%	0.12%	0.00%*	0.10%	0.00%*

*	Percentage rounds to zero.
8.
Securities Lending:
The Company has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous. Each of Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund do not currently engage in securities lending.

99

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of October 31, 2024.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Balanced Income Fund	$35,883,350	$37,536,356	$—
Multi-Asset Income Fund	3,175,993	3,136,915	158,965
Real Asset Fund (Consolidated)	224,821	232,950	—

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.

9.
Affiliate Fund Transactions:
A summary of affiliated investment companies transactions for the Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund for the year ended October 31, 2024 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gains Distribution
Checks and Balances Fund
Hartford Total Return Bond ETF	$428,529,590	$25,913,248	$23,458,513	$(4,088,532)	$36,368,996	$463,264,789	13,702,005	$19,984,118	$—
The Hartford Capital Appreciation Fund, Class F	413,626,681	28,131,424	109,002,465	8,493,579	125,137,726	466,386,945	10,105,892	3,961,828	—
The Hartford Dividend and Growth Fund, Class F	413,055,167	36,505,823	83,663,612	12,967,208	90,847,121	469,711,707	12,819,643	8,250,190	1,568,392
Total	$1,255,211,438	$90,550,495	$216,124,590	$17,372,255	$252,353,843	$1,399,363,441	36,627,540	$32,196,136	$1,568,392
Conservative Allocation Fund
Hartford Core Bond ETF	$19,438,403	$10,787,667	$1,792,165	$(369,593)	$1,758,917	$29,823,229	852,538	$812,123	$—
Hartford Core Equity Fund, Class F	10,442,218	5,121,361	3,674,028	727,380	2,319,426	14,936,357	269,318	123,781	222,865

100

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Affiliated Investment Companies	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gains Distribution
Conservative Allocation Fund – (continued)
Hartford Large Cap Growth ETF	$3,506,941	$3,077,082	$430,376	$71,119	$1,686,361	$7,911,127	363,229	$—	$—
Hartford Multifactor Developed Markets (ex-US) ETF	2,427,933	1,316,242	345,273	3,911	413,208	3,816,021	129,885	110,682	—
Hartford Multifactor US Equity ETF	3,053,711	—	3,983,927	1,650,608	(720,392)	—	—	61,436	—
Hartford Schroders Core Fixed Income Fund, Class F	13,795,462	9,804,174	4,337,641	(855,550)	1,571,727	19,978,172	2,331,175	625,439	—
Hartford Schroders Emerging Markets Equity Fund, Class F	446,428	1,535,539	166,517	6,103	56,104	1,877,657	108,222	7,139	—
Hartford Schroders International Contrarian Value Fund	—	3,090,995	699	—	(39,096)	3,051,200	229,759	—	—
Hartford Schroders International Multi-Cap Value Fund, Class F	2,094,744	659,292	3,146,032	446,115	(54,119)	—	—	61,105	—
Hartford Small Cap Value Fund, Class F	962,466	1,371,563	366,107	23,144	278,501	2,269,567	178,005	19,601	20,652
Hartford Strategic Income ETF	—	6,446,445	—	—	(30,655)	6,415,790	184,558	29,782	—
Hartford US Quality Growth ETF	—	3,080,905	—	—	(34,342)	3,046,563	60,696	—	—
Hartford US Value ETF	—	3,465,964	—	—	2,441	3,468,405	70,529	—	—
The Hartford Equity Income Fund, Class F	2,930,269	4,823,192	1,305,773	39,350	357,897	6,844,935	312,983	71,231	157,583
The Hartford Growth Opportunities Fund, Class F	379,692	—	435,152	112,272	(56,812)	—	—	—	—

101

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Affiliated Investment Companies	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gains Distribution
Conservative Allocation Fund – (continued)
The Hartford Inflation Plus Fund, Class F	$5,508,851	$3,515,934	$3,155,360	$(209,218)	$495,593	$6,155,800	600,566	$158,988	$—
The Hartford International Growth Fund, Class F	1,276,221	1,404,312	298,050	18,392	263,455	2,664,330	157,933	13,014	—
The Hartford International Opportunities Fund, Class F	2,653,707	2,095,532	745,658	79,376	471,333	4,554,290	244,855	51,911	—
The Hartford Small Company Fund, Class F	849,090	1,386,232	313,507	(6,385)	325,756	2,241,186	99,786	—	—
The Hartford Strategic Income Fund, Class F	7,754,257	3,058,522	1,080,559	(153,327)	880,965	10,459,858	1,322,359	580,036	—
The Hartford World Bond Fund, Class F	12,685,619	12,615,003	2,765,792	(152,581)	646,860	23,029,109	2,273,357	577,353	—
Total	$90,206,012	$78,655,956	$28,342,616	$1,431,116	$10,593,128	$152,543,596	9,789,753	$3,303,621	$401,100
Growth Allocation Fund
Hartford Core Bond ETF	$37,921,011	$—	$10,510,408	$(2,095,799)	$4,894,063	$30,208,867	863,562	$1,389,002	$—
Hartford Core Equity Fund, Class F	97,010,528	5,101,289	18,351,968	3,455,472	27,331,245	114,546,566	2,065,391	1,179,600	2,089,133
Hartford Large Cap Growth ETF	37,594,330	—	—	—	19,749,339	57,343,669	2,632,859	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	29,607,912	—	—	—	5,482,062	35,089,974	1,194,349	1,349,728	—
Hartford Multifactor US Equity ETF	41,758,910	3,357,771	—	—	12,525,255	57,641,936	1,126,039	840,126	—
Hartford Schroders Core Fixed Income Fund, Class F	24,747,690	2,834,858	7,241,843	(439,668)	1,736,001	21,637,038	2,524,742	1,022,470	—
Hartford Schroders Emerging Markets Equity Fund, Class F	4,634,623	5,262,770	187,336	3,032	905,413	10,618,502	612,018	76,424	—

102

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Affiliated Investment Companies	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gains Distribution
Growth Allocation Fund – (continued)
Hartford Schroders International Multi-Cap Value Fund, Class F	$29,804,276	$977,164	$4,857,524	$172,402	$5,298,255	$31,394,573	3,039,165	$977,164	$—
Hartford Small Cap Value Fund, Class F	13,149,820	3,255,739	1,819,113	148,976	3,783,462	18,518,884	1,452,461	268,472	282,164
The Hartford Equity Income Fund, Class F	40,273,998	4,152,293	5,013,092	399,977	6,067,304	45,880,480	2,097,873	1,117,867	2,269,978
The Hartford Growth Opportunities Fund, Class F	15,977,844	2,509,352	16,415,692	4,478,952	2,214,004	8,764,460	141,751	—	—
The Hartford International Growth Fund, Class F	16,928,550	174,943	1,203,054	86,297	3,912,092	19,898,828	1,179,539	174,943	—
The Hartford International Opportunities Fund, Class F	36,513,234	5,968,746	8,116,358	906,962	7,411,219	42,683,803	2,294,828	724,808	—
The Hartford Small Company Fund, Class F	12,278,046	2,309,167	1,369,948	(11,906)	4,437,861	17,643,220	785,539	—	—
The Hartford Strategic Income Fund, Class F	9,385,374	551,565	5,372,134	240,980	567,063	5,372,848	679,248	504,147	—
The Hartford World Bond Fund, Class F	21,642,682	9,094,689	8,806,069	(93,782)	1,212,964	23,050,484	2,275,467	989,213	—
Total	$469,228,828	$45,550,346	$89,264,539	$7,251,895	$107,527,602	$540,294,132	24,964,831	$10,613,964	$4,641,275
Moderate Allocation Fund
Hartford Core Bond ETF	$41,491,963	$2,598,315	$5,698,735	$(1,164,604)	$4,328,068	$41,555,007	1,187,907	$1,745,879	$—
Hartford Core Equity Fund, Class F	52,830,906	2,475,668	13,039,792	3,052,110	13,456,823	58,775,715	1,059,786	644,825	1,143,461
Hartford Large Cap Growth ETF	15,831,588	—	—	—	8,316,769	24,148,357	1,108,740	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	14,974,276	—	1,018,775	(44,872)	2,764,901	16,675,530	567,581	682,628	—

103

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Affiliated Investment Companies	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gains Distribution
Moderate Allocation Fund – (continued)
Hartford Multifactor US Equity ETF	$15,592,250	$1,552,800	$—	$—	$4,675,609	$21,820,659	426,268	$313,693	$—
Hartford Schroders Core Fixed Income Fund, Class F	31,760,151	3,183,150	10,460,192	(1,097,447)	2,785,413	26,171,075	3,053,801	1,274,569	—
Hartford Schroders Emerging Markets Equity Fund, Class F	2,837,162	2,524,993	616,340	27,559	562,936	5,336,310	307,568	47,659	—
Hartford Schroders International Multi-Cap Value Fund, Class F	13,677,491	2,461,441	3,891,460	230,174	2,303,430	14,781,076	1,430,888	437,358	—
Hartford Small Cap Value Fund, Class F	5,080,348	1,571,958	998,061	80,459	1,481,416	7,216,120	565,970	106,263	109,012
The Hartford Equity Income Fund, Class F	14,776,838	1,998,471	2,340,559	153,639	2,180,263	16,768,652	766,742	400,821	842,039
The Hartford Growth Opportunities Fund, Class F	3,992,512	1,300,170	6,503,768	1,591,428	(380,342)	—	—	—	—
The Hartford International Growth Fund, Class F	8,285,506	468,984	1,227,128	93,653	1,861,454	9,482,469	562,091	86,022	—
The Hartford International Opportunities Fund, Class F	17,197,176	1,692,906	3,977,414	637,433	3,247,760	18,797,861	1,010,638	339,801	—
The Hartford Small Company Fund, Class F	5,444,278	1,034,806	562,861	(21,253)	1,943,251	7,838,221	348,986	—	—
The Hartford Strategic Income Fund, Class F	15,899,713	2,918,665	2,770,810	(372,855)	1,885,971	17,560,684	2,220,061	1,122,060	—
The Hartford World Bond Fund, Class F	26,295,445	7,904,809	5,646,684	(184,844)	1,539,307	29,908,033	2,952,422	1,234,302	—
Total	$285,967,603	$33,687,136	$58,752,579	$2,980,580	$52,953,029	$316,835,769	17,569,449	$8,435,880	$2,094,512

104

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

10.
Affiliate Holdings:
As of October 31, 2024, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Conservative Allocation Fund	—	—	—	—	—	1%	N/A	—	5%
Multi-Asset Income Fund	—	—	—	—	—	1%	—	—	—
Real Asset Fund (Consolidated)	—	—	—	0%*	49%	26%	23%	—	—

*	Percentage rounds to zero.

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Conservative Allocation Fund	—	—	—	—	—	0%*	N/A	—	0%*
Multi-Asset Income Fund	—	—	—	—	—	0%*	—	—	—
Real Asset Fund (Consolidated)	—	—	—	—	0%*	0%*	0%*	—	—

*	Percentage rounds to zero.
As of October 31, 2024, the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Fund identified below. The 529 plan owned shares in the Fund listed below as follows:
Fund	Percentage of Fund*
Balanced Income Fund	0%(1)

*	As of October 31, 2024, the 529 plan was invested in Class F shares.
(1)	Percentage rounds to zero.
11.
Investment Transactions:
For the year ended October 31, 2024, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Balanced Income Fund	$6,498,002,226	$8,220,785,778	$893,069,398	$852,484,846	$7,391,071,624	$9,073,270,624
Checks and Balances Fund	90,550,495	216,124,590	—	—	90,550,495	216,124,590
Conservative Allocation Fund	72,976,887	28,342,616	—	—	72,976,887	28,342,616
Growth Allocation Fund	45,550,346	89,264,539	—	—	45,550,346	89,264,539
Moderate Allocation Fund	33,687,136	58,752,579	—	—	33,687,136	58,752,579
Multi-Asset Income Fund	833,160,406	908,908,648	207,405,109	241,949,768	1,040,565,515	1,150,858,416
Real Asset Fund (Consolidated)	118,368,425	147,836,902	51,778,443	64,328,926	170,146,868	212,165,828
12.
Capital Share Transactions:
The following information is for the years ended October 31, 2024 and October 31, 2023:
	For the Year or Period Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Balanced Income Fund
Class A
Shares Sold	50,861,460	$739,128,188	41,384,321	$573,592,960
Shares Issued for Reinvested Dividends	10,015,801	145,424,828	18,756,233	258,573,172
Shares Redeemed	(66,415,293)	(956,785,060)	(59,316,135)	(820,461,065)
Net Increase (Decrease)	(5,538,032)	(72,232,044)	824,419	11,705,067

105

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year or Period Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class C
Shares Sold	4,441,713	$62,756,272	8,447,038	$115,336,420
Shares Issued for Reinvested Dividends	2,688,619	38,267,956	7,926,877	107,653,888
Shares Redeemed	(43,462,206)	(614,735,547)	(49,140,262)	(666,865,153)
Net Increase (Decrease)	(36,331,874)	(513,711,319)	(32,766,347)	(443,874,845)
Class I
Shares Sold	39,225,287	$564,424,394	57,329,397	$797,063,583
Shares Issued for Reinvested Dividends	8,781,116	127,427,457	18,167,370	250,464,849
Shares Redeemed	(86,862,902)	(1,247,087,294)	(101,121,050)	(1,395,991,024)
Net Increase (Decrease)	(38,856,499)	(555,235,443)	(25,624,283)	(348,462,592)
Class R3
Shares Sold	1,655,935	$24,055,178	1,709,073	$23,786,994
Shares Issued for Reinvested Dividends	273,796	3,993,517	570,743	7,914,421
Shares Redeemed	(2,928,302)	(42,679,061)	(2,642,493)	(36,833,863)
Net Increase (Decrease)	(998,571)	(14,630,366)	(362,677)	(5,132,448)
Class R4
Shares Sold	883,793	$12,794,891	790,268	$11,023,782
Shares Issued for Reinvested Dividends	141,314	2,062,408	312,626	4,337,076
Shares Redeemed	(1,553,713)	(22,660,710)	(1,888,220)	(26,362,625)
Net Increase (Decrease)	(528,606)	(7,803,411)	(785,326)	(11,001,767)
Class R5
Shares Sold	324,802	$4,721,572	385,055	$5,375,543
Shares Issued for Reinvested Dividends	84,369	1,232,824	165,388	2,294,730
Shares Redeemed	(696,804)	(10,058,515)	(488,643)	(6,807,437)
Net Increase (Decrease)	(287,633)	(4,104,119)	61,800	862,836
Class R6
Shares Sold	5,441,398	$79,494,144	4,863,249	$68,437,528
Shares Issued for Reinvested Dividends	657,429	9,657,563	1,190,373	16,614,731
Shares Redeemed	(8,855,647)	(131,554,846)	(4,861,333)	(68,080,174)
Net Increase (Decrease)	(2,756,820)	(42,403,139)	1,192,289	16,972,085
Class Y
Shares Sold	405,445	$5,947,429	657,580	$9,259,505
Shares Issued for Reinvested Dividends	124,321	1,829,906	350,614	4,912,717
Shares Redeemed	(990,721)	(14,471,854)	(3,650,717)	(51,233,726)
Net Increase (Decrease)	(460,955)	(6,694,519)	(2,642,523)	(37,061,504)
Class F
Shares Sold	22,965,435	$330,816,942	29,185,922	$404,780,719
Shares Issued for Reinvested Dividends	6,628,391	96,271,828	12,286,685	169,417,065
Shares Redeemed	(43,742,437)	(629,202,208)	(39,077,626)	(540,032,386)
Net Increase (Decrease)	(14,148,611)	(202,113,438)	2,394,981	34,165,398
Total Net Increase (Decrease)	(99,907,601)	$(1,418,927,798)	(57,707,667)	$(781,827,770)
Checks and Balances Fund
Class A
Shares Sold	4,917,859	$47,719,142	6,845,995	$61,672,949
Shares Issued for Reinvested Dividends	5,962,011	56,764,263	11,091,767	97,737,525
Shares Redeemed	(17,837,195)	(173,787,510)	(20,781,233)	(188,223,029)
Net Increase (Decrease)	(6,957,325)	(69,304,105)	(2,843,471)	(28,812,555)
Class C
Shares Sold	377,356	$3,630,372	663,156	$5,998,014
Shares Issued for Reinvested Dividends	238,759	2,234,310	625,132	5,453,466
Shares Redeemed	(2,144,234)	(20,716,917)	(3,014,722)	(26,934,713)
Net Increase (Decrease)	(1,528,119)	(14,852,235)	(1,726,434)	(15,483,233)
Class I
Shares Sold	4,335,335	$41,330,299	3,008,442	$27,730,393
Shares Issued for Reinvested Dividends	446,217	4,261,980	717,015	6,333,730
Shares Redeemed	(4,665,351)	(45,390,159)	(3,866,282)	(35,156,750)
Net Increase (Decrease)	116,201	202,120	(140,825)	(1,092,627)

106

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year or Period Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	124,906	$1,208,434	127,185	$1,141,748
Shares Issued for Reinvested Dividends	44,516	420,257	82,507	722,608
Shares Redeemed	(158,418)	(1,541,512)	(238,993)	(2,161,415)
Net Increase (Decrease)	11,004	87,179	(29,301)	(297,059)
Class R4
Shares Sold	28,406	$276,823	26,959	$242,389
Shares Issued for Reinvested Dividends	16,757	158,815	29,167	255,846
Shares Redeemed	(48,225)	(469,961)	(33,824)	(297,647)
Net Increase (Decrease)	(3,062)	(34,323)	22,302	200,588
Class R5
Shares Sold	20,077	$193,347	79,699	$680,070
Shares Issued for Reinvested Dividends	7,546	70,663	5,883	50,908
Shares Redeemed	(10,630)	(102,500)	(5,686)	(50,151)
Net Increase (Decrease)	16,993	161,510	79,896	680,827
Class F
Shares Sold	64,683	$616,612	713,105	$6,535,594
Shares Issued for Reinvested Dividends	29,600	280,516	37,864	334,251
Shares Redeemed	(569,272)	(5,539,517)	(289,716)	(2,612,654)
Net Increase (Decrease)	(474,989)	(4,642,389)	461,253	4,257,191
Total Net Increase (Decrease)	(8,819,297)	$(88,382,243)	(4,176,580)	$(40,546,868)
Conservative Allocation Fund
Class A
Shares Sold	540,353	$5,849,670	463,569	$4,692,442
Issued in Reorganization	4,125,717	46,960,556	—	—
Shares Issued for Reinvested Dividends	198,363	2,086,779	229,361	2,269,979
Shares Redeemed	(1,487,976)	(16,034,811)	(1,988,057)	(20,183,732)
Net Increase (Decrease)	3,376,457	38,862,194	(1,295,127)	(13,221,311)
Class C
Shares Sold	42,488	$453,989	129,478	$1,304,320
Issued in Reorganization	320,359	3,607,655	—	—
Shares Issued for Reinvested Dividends	8,359	87,607	11,144	110,003
Shares Redeemed	(208,999)	(2,226,265)	(204,729)	(2,057,398)
Net Increase (Decrease)	162,207	1,922,986	(64,107)	(643,075)
Class I
Shares Sold	66,899	$732,672	81,959	$826,842
Issued in Reorganization	565,205	6,447,859	—	—
Shares Issued for Reinvested Dividends	5,466	57,500	5,606	55,486
Shares Redeemed	(51,766)	(569,426)	(68,544)	(694,621)
Net Increase (Decrease)	585,804	6,668,605	19,021	187,707
Class R3
Shares Sold	22,498	$242,688	33,632	$339,115
Issued in Reorganization	29,983	340,319	—	—
Shares Issued for Reinvested Dividends	2,881	30,305	3,635	36,013
Shares Redeemed	(8,592)	(93,817)	(73,028)	(742,891)
Net Increase (Decrease)	46,770	519,495	(35,761)	(367,763)
Class R4
Shares Sold	11,193	$120,073	12,275	$124,707
Issued in Reorganization	12,953	146,950	—	—
Shares Issued for Reinvested Dividends	1,325	13,898	1,399	13,824
Shares Redeemed	(13,098)	(139,493)	(15,119)	(152,924)
Net Increase (Decrease)	12,373	141,428	(1,445)	(14,393)
Class R5
Shares Sold	16,454	$177,920	12,405	$125,595
Issued in Reorganization	917	10,446	—	—
Shares Issued for Reinvested Dividends	3,723	39,128	3,485	34,493
Shares Redeemed	(12,446)	(134,118)	(11,981)	(122,878)
Net Increase (Decrease)	8,648	93,376	3,909	37,210

107

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year or Period Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class Y(1)
Issued in Reorganization	119,087	$1,358,545	—	$—
Shares Redeemed	(439)	(5,000)	—	—
Net Increase (Decrease)	118,648	1,353,545	—	—
Class F
Issued in Reorganization	11,715	$133,798	—	$—
Shares Issued for Reinvested Dividends	420	4,426	409	4,049
Shares Redeemed	(997)	(11,158)	(205)	(2,030)
Net Increase (Decrease)	11,138	127,066	204	2,019
Total Net Increase (Decrease)	4,322,045	$49,688,695	(1,373,306)	$(14,019,606)
Growth Allocation Fund
Class A
Shares Sold	1,112,348	$15,385,552	1,276,053	$15,547,578
Shares Issued for Reinvested Dividends	555,942	7,293,959	2,400,658	28,228,798
Shares Redeemed	(4,712,710)	(65,317,586)	(4,525,401)	(55,242,007)
Net Increase (Decrease)	(3,044,420)	(42,638,075)	(848,690)	(11,465,631)
Class C
Shares Sold	113,994	$1,557,063	137,222	$1,664,757
Shares Issued for Reinvested Dividends	8,285	108,863	86,428	1,011,937
Shares Redeemed	(472,914)	(6,504,962)	(482,067)	(5,846,803)
Net Increase (Decrease)	(350,635)	(4,839,036)	(258,417)	(3,170,109)
Class I
Shares Sold	301,861	$4,188,613	102,234	$1,237,431
Shares Issued for Reinvested Dividends	14,168	184,325	51,815	605,128
Shares Redeemed	(214,818)	(2,990,177)	(181,292)	(2,186,511)
Net Increase (Decrease)	101,211	1,382,761	(27,243)	(343,952)
Class R3
Shares Sold	62,383	$836,783	68,977	$819,721
Shares Issued for Reinvested Dividends	6,541	83,396	30,839	352,337
Shares Redeemed	(168,340)	(2,276,938)	(94,323)	(1,105,045)
Net Increase (Decrease)	(99,416)	(1,356,759)	5,493	67,013
Class R4
Shares Sold	14,474	$200,212	28,697	$351,868
Shares Issued for Reinvested Dividends	2,354	30,745	11,353	132,871
Shares Redeemed	(22,102)	(314,405)	(64,036)	(766,432)
Net Increase (Decrease)	(5,274)	(83,448)	(23,986)	(281,693)
Class R5
Shares Sold	32,046	$444,512	81,088	$991,169
Shares Issued for Reinvested Dividends	5,240	68,801	20,861	245,764
Shares Redeemed	(85,551)	(1,160,340)	(75,684)	(910,523)
Net Increase (Decrease)	(48,265)	(647,027)	26,265	326,410
Class F
Shares Sold	19,930	$277,675	14,343	$174,735
Shares Issued for Reinvested Dividends	1,081	14,073	3,290	38,464
Shares Redeemed	(8,373)	(116,362)	(6,142)	(74,842)
Net Increase (Decrease)	12,638	175,386	11,491	138,357
Total Net Increase (Decrease)	(3,434,161)	$(48,006,198)	(1,115,087)	$(14,729,605)
Moderate Allocation Fund
Class A
Shares Sold	981,153	$11,804,897	929,126	$10,275,614
Shares Issued for Reinvested Dividends	477,057	5,586,342	1,214,442	13,100,441
Shares Redeemed	(3,472,660)	(42,207,781)	(4,143,188)	(46,030,044)
Net Increase (Decrease)	(2,014,450)	(24,816,542)	(1,999,620)	(22,653,989)

108

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year or Period Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class C
Shares Sold	75,903	$915,971	194,590	$2,126,172
Shares Issued for Reinvested Dividends	9,138	106,999	35,664	383,133
Shares Redeemed	(281,738)	(3,397,021)	(391,534)	(4,302,591)
Net Increase (Decrease)	(196,697)	(2,374,051)	(161,280)	(1,793,286)
Class I
Shares Sold	120,803	$1,495,642	97,021	$1,088,134
Shares Issued for Reinvested Dividends	15,213	178,749	37,813	409,581
Shares Redeemed	(185,314)	(2,283,994)	(251,783)	(2,817,420)
Net Increase (Decrease)	(49,298)	(609,603)	(116,949)	(1,319,705)
Class R3
Shares Sold	158,008	$1,900,753	172,282	$1,876,147
Shares Issued for Reinvested Dividends	15,169	174,900	49,886	529,029
Shares Redeemed	(249,126)	(3,078,446)	(515,126)	(5,637,015)
Net Increase (Decrease)	(75,949)	(1,002,793)	(292,958)	(3,231,839)
Class R4
Shares Sold	36,591	$460,100	36,722	$406,269
Shares Issued for Reinvested Dividends	4,647	54,560	10,968	118,606
Shares Redeemed	(30,807)	(374,992)	(59,710)	(664,623)
Net Increase (Decrease)	10,431	139,668	(12,020)	(139,748)
Class R5
Shares Sold	160,860	$2,062,242	130,211	$1,446,406
Shares Issued for Reinvested Dividends	15,098	177,704	29,564	320,496
Shares Redeemed	(100,604)	(1,246,451)	(121,702)	(1,360,099)
Net Increase (Decrease)	75,354	993,495	38,073	406,803
Class F
Shares Sold	24,849	$321,595	5,212	$56,479
Shares Issued for Reinvested Dividends	1,211	14,224	2,350	25,459
Shares Redeemed	(4,111)	(51,405)	(8,323)	(93,423)
Net Increase (Decrease)	21,949	284,414	(761)	(11,485)
Total Net Increase (Decrease)	(2,228,660)	$(27,385,412)	(2,545,515)	$(28,743,249)
Multi-Asset Income Fund
Class A
Shares Sold	729,572	$13,751,551	1,476,360	$26,606,292
Shares Issued for Reinvested Dividends	1,024,960	19,446,445	1,401,442	25,002,403
Shares Redeemed	(3,748,934)	(70,710,963)	(4,391,740)	(78,948,526)
Net Increase (Decrease)	(1,994,402)	(37,512,967)	(1,513,938)	(27,339,831)
Class C
Shares Sold	55,421	$1,050,323	153,488	$2,769,452
Shares Issued for Reinvested Dividends	37,190	709,606	75,032	1,344,412
Shares Redeemed	(528,803)	(10,035,387)	(847,743)	(15,366,297)
Net Increase (Decrease)	(436,192)	(8,275,458)	(619,223)	(11,252,433)
Class I
Shares Sold	435,494	$8,185,593	594,015	$10,679,608
Shares Issued for Reinvested Dividends	116,069	2,194,625	184,191	3,277,873
Shares Redeemed	(1,057,161)	(19,767,588)	(1,489,830)	(26,697,986)
Net Increase (Decrease)	(505,598)	(9,387,370)	(711,624)	(12,740,505)
Class R3
Shares Sold	2,558	$49,159	2,576	$47,234
Shares Issued for Reinvested Dividends	1,351	26,118	1,637	29,724
Shares Redeemed	(8,785)	(173,109)	(837)	(15,236)
Net Increase (Decrease)	(4,876)	(97,832)	3,376	61,722
Class R4
Shares Sold	1,942	$37,491	2,199	$40,349
Shares Issued for Reinvested Dividends	1,130	21,891	1,948	35,465
Shares Redeemed	(2,111)	(41,452)	(15,948)	(286,329)
Net Increase (Decrease)	961	17,930	(11,801)	(210,515)

109

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year or Period Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	452	$8,680	1,255	$23,035
Shares Issued for Reinvested Dividends	214	4,138	298	5,420
Shares Redeemed	(941)	(18,565)	(1,505)	(27,162)
Net Increase (Decrease)	(275)	(5,747)	48	1,293
Class R6
Shares Sold	55	$1,048	459	$8,497
Shares Issued for Reinvested Dividends	485	9,354	964	17,523
Shares Redeemed	(8,198)	(157,651)	(2,142)	(39,676)
Net Increase (Decrease)	(7,658)	(147,249)	(719)	(13,656)
Class Y
Shares Sold	49,993	$956,131	24,162	$443,890
Shares Issued for Reinvested Dividends	7,107	137,188	12,716	231,394
Shares Redeemed	(143,461)	(2,747,784)	(50,350)	(918,765)
Net Increase (Decrease)	(86,361)	(1,654,465)	(13,472)	(243,481)
Class F
Shares Sold	311,973	$5,863,436	377,066	$6,775,211
Shares Issued for Reinvested Dividends	142,249	2,687,412	200,716	3,569,844
Shares Redeemed	(769,349)	(14,474,729)	(1,083,585)	(19,478,064)
Net Increase (Decrease)	(315,127)	(5,923,881)	(505,803)	(9,133,009)
Total Net Increase (Decrease)	(3,349,528)	$(62,987,039)	(3,373,156)	$(60,870,415)
Real Asset Fund (Consolidated)
Class A
Shares Sold	269,908	$2,385,947	597,855	$5,201,924
Shares Issued for Reinvested Dividends	114,539	1,003,367	176,640	1,483,779
Shares Redeemed	(809,699)	(7,113,934)	(1,312,697)	(11,386,542)
Net Increase (Decrease)	(425,252)	(3,724,620)	(538,202)	(4,700,839)
Class C
Shares Sold	2,346	$20,305	100,012	$854,451
Shares Issued for Reinvested Dividends	6,472	55,270	15,930	130,465
Shares Redeemed	(144,143)	(1,227,742)	(169,427)	(1,414,591)
Net Increase (Decrease)	(135,325)	(1,152,167)	(53,485)	(429,675)
Class I
Shares Sold	427,518	$3,712,376	889,222	$7,678,022
Shares Issued for Reinvested Dividends	121,645	1,065,610	272,655	2,290,305
Shares Redeemed	(2,028,712)	(17,837,120)	(4,299,859)	(37,265,331)
Net Increase (Decrease)	(1,479,549)	(13,059,134)	(3,137,982)	(27,297,004)
Class R3
Shares Sold	2,724	$24,293	3,300	$28,495
Shares Issued for Reinvested Dividends	620	5,469	610	5,159
Shares Redeemed	(1,637)	(13,883)	(13)	(112)
Net Increase (Decrease)	1,707	15,879	3,897	33,542
Class R4
Shares Issued for Reinvested Dividends	105	$930	120	$1,013
Net Increase (Decrease)	105	930	120	1,013
Class R5
Shares Sold	1,880	$16,259	10,011	$86,451
Shares Issued for Reinvested Dividends	1,563	13,587	1,562	13,008
Shares Redeemed	(33,457)	(283,045)	(8,250)	(71,672)
Net Increase (Decrease)	(30,014)	(253,199)	3,323	27,787
Class R6
Shares Sold	4,320	$37,806	1,137	$9,873
Shares Issued for Reinvested Dividends	92	805	53	444
Shares Redeemed	(1,320)	(11,825)	(141)	(1,224)
Net Increase (Decrease)	3,092	26,786	1,049	9,093

110

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year or Period Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	1,583,854	$13,965,111	2,174,078	$18,810,023
Shares Issued for Reinvested Dividends	209,997	1,839,574	260,389	2,184,666
Shares Redeemed	(3,200,072)	(28,381,542)	(3,110,251)	(27,363,866)
Net Increase (Decrease)	(1,406,221)	(12,576,857)	(675,784)	(6,369,177)
Class F
Shares Sold	397,648	$3,477,212	3,279,436	$28,648,444
Shares Issued for Reinvested Dividends	84,949	744,150	188,135	1,580,330
Shares Redeemed	(2,150,970)	(18,949,704)	(3,198,534)	(27,517,569)
Net Increase (Decrease)	(1,668,373)	(14,728,342)	269,037	2,711,205
Total Net Increase (Decrease)	(5,139,830)	$(45,450,724)	(4,128,027)	$(36,014,055)

(1)	Commenced operations at the close of business on October 25, 2024.
13.
Fund Reorganization:
At a meeting held on June 11, 2024, the Board of the Company approved an Agreement and Plan of Reorganization (the “Plan”) that provided for the reorganization of the Hartford AARP Balanced Retirement Fund ("Balanced Retirement Fund" or the “Acquired Fund”), a series of the Company, into Conservative Allocation Fund (the “Acquiring Fund”), a separate series of the Company (the “Reorganization”).
Pursuant to the terms of the Plan, after the close of business on October 25, 2024 (the "Closing Date"), the Acquired Fund transferred all of its assets to the Acquiring Fund, in exchange for shares of the Acquiring Fund, the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund, and the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund.
Prior to the Reorganization, the Acquired Fund engaged in transition management techniques, such as selling portfolio investments, for the purpose of complying with the anticipated investment policies or limitations of the Acquiring Fund after the Reorganization.
After the close of business on October 25, 2024, the consummation of the Reorganization was accomplished by a tax-free exchange of shares of the Balanced Retirement Fund in the following amounts:
Share Class	Net Assets of the Balanced Retirement Fund as of the close of business on October 25, 2024 ("Closing Date")	Shares of the Balanced Retirement Fund as of the Closing Date	Value of Shares Issued by the Conservative Allocation Fund	Shares Issued by the Conservative Allocation Fund	Net Assets of the Conservative Allocation Fund immediately after the Reorganization
Class A	$46,960,556	5,020,182	$46,960,556	4,125,717	$131,715,576
Class C	3,607,655	384,172	3,607,655	320,359	7,815,144
Class I	6,447,859	690,940	6,447,859	565,205	8,923,039
Class R3	340,319	36,341	340,319	29,983	1,925,573
Class R4	146,950	15,798	146,950	12,953	739,618
Class R5	10,446	1,125	10,446	917	1,518,204
Class Y	1,358,545	146,566	1,358,545	119,087	1,358,556
Class F	133,798	14,476	133,798	11,715	294,120
	$59,006,128	6,309,600	$59,006,128	5,185,936	$154,289,830
As of the Closing Date, the Acquired Fund and the Conservative Allocation Fund had investments (excluding cash  and cash equivalents) valued at $5,570,910 and $96,617,944 with a cost basis of $5,679,069 and $88,948,712, respectively. For financial reporting purposes, assets received, liabilities assumed and shares issued by the Conservative Allocation Fund were recorded at fair value; however, the cost basis of the investments received by the Conservative Allocation Fund from the Acquired Fund was carried forward to align ongoing reporting of the Conservative Allocation Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The aggregate net assets of the Conservative Allocation Fund immediately after the acquisition were $154,289,830 which included $108,159 of acquired unrealized depreciation.

111

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Assuming the Reorganization had been completed on November 1, 2023, the Conservative Allocation Fund’s pro-forma results of operations for the year ended October 31, 2024 are as follows:
Net investment income	$3,984,873
Net realized and unrealized gain (loss) on investments	19,405,027
Net increase (decrease) in net assets from operations	$23,389,900
Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Conservative Allocation Fund’s Statement of Operations since the Closing Date.
14.
Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated February 29, 2024. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as a commitment fee. From November 1, 2023 through February 29, 2024, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the year ended October 31, 2024, none of the Funds had borrowings under these facilities.
15.
Indemnifications:
Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
16.
Recent Accounting Pronouncement:
In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07 (“ASU 2023-07”), “Segment Reporting (“Topic 280”). ASU 2023-07 clarifies the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items. The guidance requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually and also applies to public entities with a single reportable segment. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. The amendments in this update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Funds' financial statements.
17.
Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

112

Report of Independent Registered Public Accounting Firm
To the Board of Directors of The Hartford Mutual Funds, Inc. and Shareholders of The Hartford Balanced Income Fund, The Hartford Checks and Balances Fund, The Hartford Conservative Allocation Fund, The Hartford Growth Allocation Fund, Hartford Moderate Allocation Fund, Hartford Multi-Asset Income Fund and Hartford Real Asset Fund

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (seven of the funds constituting The Hartford Mutual Funds, Inc., hereafter collectively referred to as the "Funds") as of October 31, 2024, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations and the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund Name
The Hartford Balanced Income Fund(1)
The Hartford Checks and Balances Fund(1)
The Hartford Conservative Allocation Fund(1)
The Hartford Growth Allocation Fund(1)
Hartford Moderate Allocation Fund(1)
Hartford Multi-Asset Income Fund(1)
Hartford Real Asset Fund(2)

(1)
Statement of assets and liabilities, including the schedule of investments, as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024 and financial highlights for each of the periods indicated therein.

(2)
Consolidated statement of assets and liabilities, including the consolidated schedule of investments, as of October 31, 2024, the related consolidated statement of operations for the year ended October 31, 2024, the consolidated statements of changes in net assets for each of the two years in the period ended October 31, 2024, and the consolidated financial highlights for each of the periods indicated therein.

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 26, 2024
We have served as the auditor of one or more investment companies in the Hartford Funds group of investment companies since 2020.

113

Hartford Multi-Strategy Funds
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

114

Hartford Multi-Strategy Funds
 Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

115

Hartford Multi-Strategy Funds
 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The response to this item is included under Item 7 of this form.

116

Hartford Multi-Strategy Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

The Hartford Mutual Funds, Inc.
The Hartford Balanced Income Fund
The Hartford Checks and Balances Fund
The Hartford Conservative Allocation Fund
Hartford Real Asset Fund
The Hartford Growth Allocation Fund
Hartford Moderate Allocation Fund
Hartford Multi-Asset Income Fund
(each, a “Fund” and collectively, the “Funds”)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on September 11-12, 2024, the Board of Directors (the “Board”) of The Hartford Mutual Funds, Inc. (“HMF”), including the Independent Directors, unanimously voted to approve (i) the continuation of an investment management agreement by and between Hartford Funds Management Company, LLC (“HFMC”) and each of HMF, on behalf of each of the Funds, and The Hartford Mutual Funds II, Inc. (“HMF II”), on behalf of each of its series (the “Management Agreement”); and (ii) with respect to each of The Hartford Balanced Income Fund, Hartford Real Asset Fund, and Hartford Multi-Asset Income Fund (each, a “Sub-Advised Fund” and collectively, the “Sub-Advised Funds”), the continuation of an investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) between HFMC and Wellington Management Company LLP (the “Sub-adviser,” and together with HFMC, the “Advisers”).
In the months preceding the September 11-12, 2024 meeting, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Directors and supporting materials relating to those questions and responses. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to each Fund, which included information furnished to the Board and its committees at their meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Agreements that was presented at the Board’s meetings held on June 11, 2024 and September 11-12, 2024. Information provided to the Board and its committees at their meetings throughout the year included, among other things, reports on Fund performance, legal, compliance and risk management matters, sales and marketing activity, shareholder services, and the other services provided to each Fund by the Advisers and their affiliates. The members of the Board also considered the materials and presentations by Fund officers and representatives of HFMC received at the Board’s meetings on June 11, 2024 and September 11-12, 2024 concerning the Agreements and at the special meeting of the Board’s Investment Committee on May 23, 2024 concerning Fund-by-Fund performance and other investment-related matters.
The Independent Directors engaged service providers to assist them with evaluating the Agreements with respect to each Fund, as applicable. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Board with reports on how each Fund’s contractual management fees, actual management fees, total expense ratios and investment performance compared to those of an appropriate group of investment companies selected by Broadridge. The Independent Directors also engaged an independent consultant (the “Consultant”) to assist them in evaluating each Fund’s fees and expenses.
In determining whether to approve the continuation of the Agreements for a Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements. Throughout the evaluation process, the Board was assisted by counsel for the Funds and the Independent Directors were also separately assisted by independent legal counsel. In connection with their deliberations, the Independent Directors met separately with independent legal counsel and the Consultant on June 7, 2024 and in executive session on several occasions to consider their responsibilities under relevant laws and regulations and to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the continuation of the Agreements. As a result of the discussions that occurred during the June 7, 2024 and June 11, 2024 meetings, the Independent Directors presented HFMC and its affiliates with requests for additional information on certain topics. HFMC responded to these requests with additional information in connection with the September 11-12, 2024 meeting. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the continuation of the Agreements is provided below.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Nature, Extent and Quality of Services Provided by the Advisers
The Board requested and considered information concerning the nature, extent and quality of the services provided to each Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. The Board considered each Adviser’s reputation and overall financial strength, as well as each Adviser’s willingness to consider and implement organizational and operational changes designed to enhance services to the funds managed by HFMC and its affiliates (the “Hartford funds”). In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Funds and other Hartford funds.
The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board reviewed information about each Adviser’s compliance policies and procedures and compliance history, and a report from the Funds’ Chief Compliance Officer about each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulators. The Board also noted the Advisers’ support of the Funds’ compliance control structure, as applicable, including the resources devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the Funds’ risk management programs, as well as the efforts of the Advisers to address cybersecurity risks. The Board also considered HFMC’s investments in business continuity planning designed to benefit the Funds. The Board also noted HFMC’s commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes to the market, regulatory and control environments in which the Funds and their service providers operate.
With respect to HFMC, the Board noted that, under the Management Agreement, HFMC is responsible for the management of the Funds, including oversight of fund operations and service providers, and the provision of investment advisory and administrative services in connection with selecting, monitoring and supervising the Sub-adviser for the Sub-Advised Funds. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC that were not delegated to or assumed by the Sub-adviser. The Board noted that HFMC directly manages the investment portfolios for The Hartford Checks and Balances Fund, The Hartford Conservative Allocation Fund, The Hartford Growth Allocation Fund, and Hartford Moderate Allocation Fund (collectively, the “Allocation Funds”), which do not employ a sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and ongoing oversight of the Hartford funds’ portfolio managers. The Board noted that HFMC has demonstrated a record of initiating changes to the portfolio management and/or investment strategies of the Hartford funds when warranted. The Board considered HFMC’s periodic due diligence reviews of the Sub-adviser and ongoing oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by the Sub-adviser, and approach to risk management with respect to the Funds. The Board considered HFMC’s oversight of the securities lending program for the Funds that engage in securities lending and noted the income earned by the Funds that participate in such program. The Board also considered HFMC’s day-to-day oversight of each Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s oversight in this regard. Moreover, the Board considered HFMC’s oversight of potential conflicts of interest between the Funds’ investments and those of other funds or accounts, if any, managed by the Funds’ portfolio management personnel.
In addition, the Board considered HFMC’s overall strategic plan for, and ongoing commitment to review and re-assess, the Hartford funds product line-up. The Board also considered the expenses that HFMC had incurred, as well as the risks HFMC had assumed, in connection with the launch of new funds and changes to existing Hartford funds in recent years. The Board considered that HFMC is responsible for providing the Funds’ officers.
With respect to the Sub-adviser, which provides certain day-to-day portfolio management services for the Sub-Advised Funds subject to oversight by HFMC, and HFMC, which provides the day-to-day portfolio management services for the Allocation Funds, the Board considered, among other things, the Sub-adviser’s investment personnel, investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. With respect to the Hartford Real Asset Fund, the Board also considered the Sub-adviser’s flexibility in implementing the inflation hedge overlay in the current inflation environment. The Board considered the experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s), and the Sub-adviser’s method for compensating the portfolio manager(s). The Board also considered the Sub-adviser’s succession planning practices to ensure continuity of portfolio management services provided to the Funds and HFMC’s oversight of these practices.
The Board considered the benefits to shareholders of being part of the family of Hartford funds, including, with respect to certain share classes, the right to exchange investments between the same class of shares without a sales charge, the ability to reinvest Fund dividends into other Hartford funds (excluding the Hartford funds that are either an exchange-traded fund or a closed-end fund), and the ability to combine holdings in a Fund with holdings

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

in other Hartford funds (excluding the Hartford funds that are either an exchange-traded fund or a closed-end fund) and 529 plans for which HFMC serves as the program manager to obtain a reduced sales charge. The Board considered HFMC’s efforts to provide investors in the Hartford funds with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in sponsoring and providing ongoing services to new funds to expand these opportunities for shareholders. In addition, the Board observed that in the marketplace there are a range of investment options available to each Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have chosen to invest in the Fund.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by HFMC and, as applicable, the Sub-adviser.
Performance of each Fund and the Advisers
The Board considered the investment performance of each Fund. In this regard, the Board reviewed the performance of each Fund over different time periods and evaluated HFMC’s analysis of each Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Broadridge comparing the investment performance of each Fund to an appropriate universe of peer funds. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating a Hartford fund’s investment performance, the Board recognized the limitations of such data, including that notable differences may exist between a Hartford fund and its peers. The Board also noted that, for Hartford Multi-Asset Income Fund, there existed no peer group with a strong correlation to the Fund’s investment strategy. For that Fund, the Board considered supplemental performance evaluation information. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.
The Board considered the detailed investment analytics reports provided by HFMC’s Investment Advisory Group throughout the year, including in connection with the approval of the continuation of the Agreements. These reports included, among other things, information on each Fund’s gross returns and net returns, the Fund’s investment performance compared to one or more appropriate benchmarks and relevant groups or categories of peer funds, various statistics concerning the Fund’s portfolio, a narrative summary of various factors affecting Fund performance, and commentary on the effect of current and recent market conditions. The Board considered the Advisers’ work with the Investment Committee, which assists the Board in evaluating the performance of each Fund at periodic meetings throughout the year and specifically with respect to the approval of the continuation of the Agreements. The Board considered that the Investment Committee, in its evaluation of investment performance at meetings throughout the year, focused particular attention on information indicating less favorable performance of certain Hartford funds for specific time periods and discussed with HFMC’s Investment Advisory Group the reasons for such performance as well as any specific actions that the Advisers had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions. The Board also considered information provided by the Consultant relating to each Fund’s performance track record.
Based on these considerations, the Board concluded that it had continued confidence in HFMC’s overall capabilities to manage the Funds and the Sub-adviser’s overall capabilities to manage the Sub-Advised Funds.
Costs of the Services and Profitability of the Advisers
The Board reviewed information regarding HFMC’s cost to provide investment management and related services to each Fund and HFMC’s profitability, both overall and for each Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to each Fund and all aspects of their relationship with the Fund, including information regarding profitability trends over time and information provided by Broadridge analyzing the profitability of investment managers to other fund complexes. The Board also requested and received information relating to the operations and profitability of the Sub-adviser. The Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by HFMC and not the Sub-Advised Funds. Accordingly, the Board concluded that the profitability of the Sub-adviser is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreement.
The Board considered that the Independent Directors’ prior independent consultant had previously reviewed the methodologies and estimates used by HFMC in calculating profitability in connection with the continuation of the Management Agreement, including a description of the methodology used to allocate certain expenses. The Board noted that the prior independent consultant previously reported that such process is reasonable, sound and consistent with common industry practice. The Board noted that HFMC’s process for calculating and reporting Fund profitability is consistent with the process previously reviewed by the prior independent consultant.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Based on these considerations, the Board concluded that the profits realized by HFMC and its affiliates from their relationships with each Fund were not excessive.
Comparison of Fees and Services Provided by the Advisers
The Board considered comparative information with respect to the services rendered to and the management fees to be paid by each Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the Sub-adviser with respect to each Sub-Advised Fund. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule for each Sub-Advised Fund and the amount of the management fee retained by HFMC, and total operating expenses for each Fund. The Board also reviewed information from Broadridge comparing each Fund’s contractual management fees, actual management fees and total expense ratios relative to an appropriate group of funds selected by Broadridge. For details regarding each Fund’s fees and expenses, see the Fund-by-Fund synopsis below.
The Board considered the methodology used by Broadridge to select the funds included in the expense groups. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise given, among other differences, the different service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Broadridge assisted the Board in evaluating the reasonableness of each Fund’s fees and total operating expenses. In addition, the Board considered the independent analysis and views of the Consultant regarding each Fund’s fees and total operating expenses in the context of the Fund’s investment performance.
The Board received information regarding fees charged by the Sub-adviser to any other clients with investment strategies similar to those of the Funds, including any institutional separate account clients and registered fund clients for which the Sub-adviser serves as either primary investment adviser or sub-adviser. The Board considered the explanations provided by the Sub-adviser about any differences between the Sub-adviser’s services to the Funds and the services the Sub-adviser provides to other types of clients. In this regard, the Board reviewed information about the generally broader scope of services and compliance, reporting and other legal burdens and risks of managing registered funds compared with those associated with managing assets of non-registered fund clients such as institutional separate accounts.
The Board also considered that the management fees paid by The Hartford Conservative Allocation Fund, The Hartford Growth Allocation Fund, and Hartford Moderate Allocation Fund are for services provided in addition to, and are not duplicative of, services provided under the investment management agreement(s) of the underlying funds in which these Allocation Funds may invest.
Based on these considerations, the Board concluded that each Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services provided.
Economies of Scale
The Board considered information regarding economies of scale, including the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund. The Board reviewed the breakpoints in the management fee schedule for each Fund, if any, which reduce fee rates as the Fund’s assets grow over time. The Board recognized that a Fund with assets beyond the highest breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower effective management fee rates. The Board also recognized that a fee schedule that reaches a breakpoint at a lower asset level provides shareholders with the benefit of anticipated or potential economies of scale. The Board considered that expense limitations and fee waivers that reduce a Fund’s expenses at all asset levels can have the same effect as breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if the Fund’s assets decline. In addition, the Board considered that initially setting competitive fee rates, pricing a Fund to scale at inception, and making additional investments intended to enhance services available to shareholders are other means of sharing anticipated or potential economies of scale with shareholders. The Board also considered that HFMC has been active in managing expenses of the Hartford funds in recent years, which has resulted in benefits being realized by shareholders. The Board also noted that, for Hartford Real Asset Fund, the Fund’s current low asset levels have kept the Fund from fully realizing the benefits of anticipated or potential economies of scale. The Board considered HFMC’s assessment of the low asset levels for the Hartford Real Asset Fund.
The Board reviewed and evaluated materials from Broadridge showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC and Broadridge the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale, if any, would be shared for the benefit of each Fund’s shareholders based on currently available information and the effective management fees and total expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor any future growth in each Fund’s assets and the appropriateness of additional management fee breakpoints or other methods to share benefits from economies of scale as part of its future review of the Agreements.
Other Benefits
The Board considered other benefits to the Advisers and their affiliates from their relationships with the Funds.
The Board noted that HFMC receives fees for fund accounting and related services from the Funds, and the Board considered information on the profitability to HFMC from providing such services to the Funds. The Board also considered that each Fund pays a transfer agency fee to Hartford Administrative Services Company (“HASCO”), an affiliate of HFMC, equal to the lesser of: (i) the actual costs incurred by HASCO in connection with the provisions of transfer agency services, including payments made to sub-transfer agents, plus a reasonable target profit margin; or (ii) a specified amount as set forth in the Transfer Agency and Service Agreement by and between HMF, on behalf of its Funds, HMF II, on behalf of its series, and HASCO. The Board reviewed information about the profitability to HASCO of the Funds’ transfer agency function. The Board considered information provided by HFMC indicating that the transfer agency fees charged by HASCO to the Funds were fair and reasonable based on available industry data about fees charged by transfer agents to other mutual funds. The Board also noted that HFMC and HASCO had delegated certain fund accounting services and transfer agency services, respectively, to external service providers, subject to oversight.
The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Funds. The Board noted that, as principal underwriter, HFD receives distribution and service fees from the Funds and receives all or a portion of the sales charges on sales or redemptions of certain classes of shares.  The Board considered that HFD has entered into an agreement with Wellington and Wellington Trust Company NA to provide certain marketing support services in connection with certain collective investment trust vehicles managed by Wellington.
The Board considered the benefits, if any, to the Sub-adviser from any use of a Fund’s brokerage commissions to obtain soft dollar research.
Fund-by-Fund Factors
For purposes of evaluating a Fund’s performance, the Board considered the Fund’s performance relative to similarly managed funds and the Fund’s performance relative to its benchmark. In particular, the Board considered the Fund’s performance of its Class A shares (net of all fees and expenses), as of March 31, 2024, and compared that performance to the Fund’s peer universe, which includes all funds within the same classification or category, as determined by Broadridge. The Board considered the Fund’s performance relative to its peer universe by evaluating its quintile ranking, with the 1st quintile representing the top performing funds within a peer universe and the 5th quintile representing the lowest performing funds. For purposes of evaluating the Fund’s performance relative to its benchmark, the Board considered the Fund’s performance of its Class I shares (net of all fees and expenses) as of March 31, 2024. The Board considered Fund performance to be “in line with” a Fund’s benchmark where it was 50 basis points above or below the benchmark return. With respect to fees and expenses, the Board considered the Fund’s contractual management fee, actual management fee, and total operating expenses of its Class A shares, as compared to the Fund’s expense peer group, which includes a group of similarly sized funds selected by Broadridge.
The Hartford Balanced Income Fund
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1-year period, the 3rd quintile for the 3-year period, and the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was below its custom blended benchmark for the 1-year period and in line with its benchmark for the 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee was in the 5th quintile of its expense group, while its actual management fee and total expenses were in the 2nd quintile.
The Hartford Checks and Balances Fund
•
The Board noted that the Fund’s performance was in the 4th quintile versus its peer universe for the 1-year period and the 3rd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its custom blended benchmark for the 1-, 3- and 5-year periods.

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Hartford Multi-Strategy Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

•
The Board noted that the Fund’s total expenses were in the 2nd quintile of its expense group and that the Fund is not directly charged a management fee by HFMC.
The Hartford Conservative Allocation Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1-year period, the 4th quintile for the 3-year period, and the 3rd quintile for the 5-year period. The Board also noted that the Fund’s performance was in line with its custom blended benchmark for the 1- and 3-year periods and below its benchmark for the 5-year period.
•
The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee was in the 3rd quintile and its total expenses were in the 4th quintile. In considering the Fund’s expenses, the Board noted the shareholder savings expected to result from a management fee reduction to be implemented in 2024. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
Hartford Real Asset Fund
•
The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the 1-year period, the 1st quintile for the 3-year period, and the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was above its benchmark, which included a combination the Fund’s prior custom blended benchmark performance through April 2020 and the current custom blended benchmark performance from May 2020 through March 31, 2024, for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee and total expenses were in the 4th quintile of its expense group, while its actual management fee was in the 3rd quintile. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
The Hartford Growth Allocation Fund
•
The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the 1-year period and the 4th quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its custom blended benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee was in the 3rd quintile and its total expenses were in the 4th quintile.
Hartford Moderate Allocation Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1-year period and the 4th quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its custom blended benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee and total expenses were in the 3rd quintile.
Hartford Multi-Asset Income Fund
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1- and 5-year periods and the 4th quintile for the 3-year period. The Board also noted that the Fund’s performance was below its custom blended benchmark for the 1-, 3- and 5-year periods. The Board also noted upcoming changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee was in the 3rd quintile of its expense group, while its actual management fee and total expenses were in the 5th quintile.
 * * * *

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Hartford Multi-Strategy Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Based upon the review of the factors summarized above, among others, the Board concluded that it is in the best interests of each Fund and its shareholders for the Board to approve the continuation of the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

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Hartford Multi-Strategy Funds
Index Glossary for Indices Included in the Annual Shareholder Reports (Unaudited)

Bloomberg US Corporate Index (reflects no deduction for fees, expenses or taxes) is the Corporate component of the US Credit Index within the Bloomberg US Aggregate Bond Index.
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that cover the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through
securities, and asset-backed securities.

Bloomberg US High Yield - 2% Issuer Cap Index (reflects no
deduction for fees, expenses or taxes) is the 2% issuer cap
component of the Bloomberg US High Yield Index, which is an
unmanaged broad-based market value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and non convertible debt registered with the Securities and Exchange Commission.

Bloomberg US TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes) represents US Treasury inflation-protected securities having a maturity of at least 1 year and less than 10 years.
Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses or taxes) is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg
Commodity Index ("BCOM"). This combines the returns of the BCOM with the returns on cash collateral invested in 13 week (3 Month) US
Treasury Bills.

JP Morgan Emerging Markets Bond Index Plus (reflects no
deduction for fees, expenses or taxes) is a market
capitalization-weighted index that tracks returns for actively traded external debt instruments in emerging markets.

MSCI ACWI Commodity Producers Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture the global opportunity set of commodity producers in the energy, metal and agricultural sectors. Constituents are selected from the equity universe of MSCI
ACWI Index, the parent index, which covers mid and large cap securities across developed market and emerging market countries.

MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets (excluding the US) and emerging market countries.

MSCI ACWI Index (Net) (reflects reinvested dividends net of
withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets and emerging markets countries.

MSCI ACWI Infrastructure Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture the global opportunity set of companies that are owners or operators of infrastructure assets.

MSCI World IMI Core Real Estate Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large, mid and small cap stocks across developed countries engaged in the ownership, development and management of specific core property type real estate.

Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
is designed to measure the performance of the 1,000 largest
companies in the Russell 3000 Index. The Russell 3000 Index is
designed to measure the performance of the 3,000 largest US
companies based on total market capitalizations.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000
Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest US companies based on total market capitalization.
S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index composed of 500 widely held common stocks.
Additional Information Regarding Bloomberg Index(es).
“Bloomberg®” and the above referenced Bloomberg index(es) are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Hartford Funds Management Company, LLC
("HFMC"). The Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or
warranty, express or implied, to the owners of or counterparties to the
Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of Bloomberg to HFMC is the licensing of certain trademarks, trade names and service marks and of the above
referenced Bloomberg index(es), which is determined, composed and calculated by BISL without regard to HFMC or the Funds. Bloomberg has no obligation to take the needs of HFMC or the owners of the
Funds into consideration in determining, composing or calculating the above referenced Bloomberg index(es). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the
Funds' customers, in connection with the administration, marketing or trading of the Funds.

BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR
THE COMPLETENESS OF THE ABOVE REFERENCED BLOOMBERG
INDEX(ES) OR ANY DATA RELATED THERETO AND SHALL HAVE NO
LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS
THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY,
EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY
HFMC, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR

124

Hartford Multi-Strategy Funds
Index Glossary for Indices Included in the Annual Shareholder Reports (Unaudited) – (continued)

ENTITY FROM THE USE OF THE ABOVE REFERENCED
BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO.
BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED
WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF
MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE
OR USE WITH RESPECT TO THE ABOVE REFERENCED
BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO.
WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM
EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND
ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS,
AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY
OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR
DAMAGES --WHETHER DIRECT, INDIRECT, CONSEQUENTIAL,
INCIDENTAL, PUNITIVE OR OTHERWISE --ARISING IN
CONNECTION WITH THE ABOVE REFERENCED BLOOMBERG
INDEX(ES) OR ANY DATA OR VALUES RELATING THERETO
--WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE,
EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

Additional Information Regarding Blended Benchmarks that
Include an MSCI Index. The blended returns are calculated by HFMC and include, among other index provider data, end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt,
MSCI is not the benchmark “administrator” for, or a “contributor”,
“submitter” or “supervised contributor” to, the blended returns, and the
MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI
Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Additional Information Regarding MSCI Indices.
Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy,
completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

125

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFAR-MS24 12/24 Printed in the U.S.A.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Not applicable.

(a)(3)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: January 6, 2025	By:	/s/ Gregory A. Frost
Gregory A. Frost
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: January 6, 2025	By:	/s/ Gregory A. Frost
Gregory A. Frost
President and Chief Executive Officer

Date: January 6, 2025	By:	/s/ Ankit Puri
Ankit Puri
Treasurer
(Principal Financial Officer and Principal Accounting Officer)